Bridge Builder Core Bond Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.13%
Asset-Backed Obligations – 10.66%
ABFC 2005-AQ1 Trust
4.60%, 01/25/2034, Series 2005-AQ1, Class A4(1)	$43,605	$43,777
ABFC 2006-OPT1 Trust
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(2)	2,298,063	2,272,377
Academic Loan Funding Trust 2013-1
0.91% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(2)(3)	685,962	683,907
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(3)	9,155,907	9,125,805
Allegro CLO VII Ltd.
1.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(2)(3)	12,000,000	12,005,856
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	6,027,000	6,100,475
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987,000	2,042,418
1.93%, 10/17/2022, Series 2019-4, Class A2	1,046,957	1,048,076
American Credit Acceptance Receivables Trust 2019-4
2.18%, 02/13/2023, Series 2019-4, Class A(3)	190,469	190,580
American Credit Acceptance Receivables Trust 2020-2
1.65%, 12/13/2023, Series 2020-2, Class A(3)	1,512,438	1,518,688
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(3)	3,665,000	3,686,094
American Express Credit Account Master Trust
0.35% (1 Month LIBOR USD + 0.24%), 04/15/2024, Series 2019-4, Class A(2)	8,760,000	8,768,172
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(3)	3,682,016	3,934,471
4.29%, 10/17/2036, Series 2014-SFR2, Class B(3)	300,000	320,228
6.23%, 10/17/2036, Series 2014-SFR2, Class E(3)	1,000,000	1,090,242
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(3)	600,000	642,285
6.42%, 12/17/2036, Series 2014-SFR3, Class E(3)	1,000,000	1,099,106
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052, Series 2015-SFR1, Class A(3)	2,005,601	2,146,276
5.64%, 04/17/2052, Series 2015-SFR1, Class E(3)	3,900,000	4,194,460
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(3)	1,747,087	1,892,607
AmeriCredit Automobile Receivables Trust 2017-1
2.71%, 08/18/2022, Series 2017-1, Class C	216,444	217,120
3.13%, 01/18/2023, Series 2017-1, Class D	1,387,000	1,403,967
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023, Series 2017-2, Class D	6,000,000	6,127,901
AmeriCredit Automobile Receivables Trust 2017-4
2.36%, 12/19/2022, Series 2017-4, Class B	1,650,424	1,653,824
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024, Series 2018-2, Class B	7,636,000	7,789,456
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	3,400,000	3,497,840
3.36%, 02/18/2025, Series 2019-1, Class C	3,500,000	3,652,032
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023, Series 2019-3, Class A2A	244,109	244,570
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100,000	6,199,653
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	3,286,000	3,298,727
0.97%, 02/18/2026, Series 2020-2, Class B	1,443,000	1,455,902
AmeriCredit Automobile Receivables Trust 2020-3
1.06%, 08/18/2026, Series 2020-3, Class C	2,950,000	2,956,718
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	6,331,000	6,324,004
Amortizing Residential Collateral Trust 2002-BC5
1.14% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(2)	1,399,391	1,399,783
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(3)	6,000,000	6,023,608
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(3)	9,000,000	8,938,170
Anchorage Capital CLO 2013-1 Ltd.
1.47% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(2)(3)	2,500,000	2,502,447
Apres Static CLO Ltd.
1.31% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(2)(3)	5,215,370	5,215,730

Ares LVI CLO Ltd.
1.49% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/25/2031, Series 2020-56A, Class A1(2)(3)	5,000,000	5,017,925
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.79% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2035, Series 2005-W3, Class A2D(2)	598,848	598,117
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
0.79% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(2)	1,862,969	1,825,188
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
0.54% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 01/25/2036, Series 2006-HE1, Class A1(2)	699,700	698,749
Asset-Backed Pass-Through Certificates Series 2004-R2
0.89% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 04/25/2034, Series 2004-R2, Class A4(2)	64,921	64,905
Atlas Senior Loan Fund III Ltd.
1.02% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(2)(3)	4,648,081	4,637,637
Avis Budget Rental Car Funding AESOP LLC
2.33%, 08/20/2026, Series 2020-1A, Class A(3)	6,100,000	6,333,036
2.36%, 03/20/2026, Series 2019-3A, Class A(3)	12,000,000	12,485,069
3.70%, 09/20/2024, Series 2018-1A, Class A(3)	6,200,000	6,609,134
4.00%, 03/20/2025, Series 2018-2A, Class A(3)	5,800,000	6,287,569
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665,000	3,649,637
Barings Clo Ltd. 2020-IIII
0.00% (3 Month LIBOR USD + 1.29%, 1.29% Floor), 10/15/2033, Series 2020-2A, Class A1(2)(3)(4)	15,000,000	15,024,675
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047, Series 2007-B, Class 1A2(1)	137,679	135,400
Bayview Opportunity Master Fund V Trust 2020-RN3
3.23%, 09/25/2035, Series 2020-RN3, Class A1(1)(3)	1,781,882	1,802,612
Bear Stearns Asset Backed Securities Trust 2003-2
1.61% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(2)	2,737,787	2,767,062
BMW Floorplan Master Owner Trust
0.43% (1 Month LIBOR USD + 0.32%), 05/15/2023, Series 2018-1, Class A2(2)(3)	6,407,000	6,408,422
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009,000	3,011,775
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034, Series 2019-1, Class A(3)	7,756,972	7,898,066
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(3)	8,823,630	8,931,984
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(3)	5,450,000	5,434,513
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(13)	4,874,605	4,863,940
Capital One Multi-Asset Execution Trust
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808,000	2,864,520
2.06%, 08/15/2028, Series 2019-A3, Class A3	2,000,000	2,080,515
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	3,455,000	3,503,859
Carlyle US Clo 2017-1 Ltd.
1.45% (3 Month LIBOR USD + 1.23%), 04/20/2031, Series 2017-1A, Class A1B(2)(3)	5,468,425	5,472,778
Carlyle US Clo 2017-2 Ltd.
1.44% (3 Month LIBOR USD + 1.22%), 07/20/2031, Series 2017-2A, Class A1B(2)(3)	3,000,000	2,999,250
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023, Series 2018-2, Class A4	2,635,000	2,702,719
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614,000	1,693,173
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901,000	2,911,042
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,816,000	3,806,532
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057,000	4,021,802
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(3)	3,710,000	3,776,328
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(3)	11,005,000	11,412,480
Catamaran CLO 2014-2 Ltd.
1.62% (3 Month LIBOR USD + 1.40%), 10/18/2026, Series 2014-2A, Class A1R(2)(3)	114,072	114,067
CBAM 2019-11 Ltd.
1.58% (3 Month LIBOR USD + 1.36%, 1.36% Floor), 10/20/2032, Series 2019-11A, Class A1(2)(3)	22,000,000	22,037,847
Chase Funding Trust Series 2003-4
5.07%, 05/25/2033, Series 2003-4, Class 1A5(1)	100,677	103,185
Chase Funding Trust Series 2003-6
4.97%, 11/25/2034, Series 2003-6, Class 1A5(1)	125,460	131,456
4.97%, 11/25/2034, Series 2003-6, Class 1A7(1)	213,611	224,270
CIFC Funding 2018-II Ltd.
1.26% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(2)(3)	11,800,000	11,809,334
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(3)	6,200,000	6,297,172

Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048, Series 2016-2, Class A(3)	536,811	537,141
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(3)	4,243,521	4,353,266
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(3)	3,586,333	3,728,017
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(3)	1,166,387	1,201,064
Conseco Finance Corp.
6.18%, 04/01/2030, Series 1998-4, Class A5	4,870	4,951
6.22%, 03/01/2030, Series 1998-3, Class A5	9,172	9,249
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026, Series 2019-HP1, Class A(3)	1,827,329	1,847,496
Consumer Loan Underlying Bond Credit Trust 2018-P3
3.82%, 01/15/2026, Series 2018-P3, Class A(3)	70,962	71,034
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026, Series 2019-P1, Class A(3)	516,864	518,740
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(3)	4,000,000	4,030,470
COOF Securitization Trust 2014-1 Ltd.
3.31%, 06/25/2040, Series 2014-1, Class A(3)(5)	595,171	49,447
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(3)	4,860,000	5,045,719
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(3)	4,823,725	5,025,119
3.16%, 10/15/2052, Series 2019-3, Class B(3)	2,250,000	2,328,974
3.27%, 10/15/2052, Series 2019-3, Class C(3)	5,862,000	5,933,459
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(3)	6,314,000	5,935,418
Countrywide Asset-Backed Certificates
4.18%, 02/25/2036, Series 2005-10, Class AF6(5)	22,693	23,378
5.12%, 02/25/2035, Series 2004-S1, Class A3(1)	11,610	11,595
5.43%, 02/25/2033, Series 2005-13, Class AF3(5)	23,458	22,142
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(5)	36,920	35,671
CPS Auto Receivables Trust 2017-B
3.95%, 03/15/2023, Series 2017-B, Class D(3)	1,168,898	1,172,543
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(3)	477,223	483,225
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022, Series 2019-D, Class A(3)	161,598	161,702
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023, Series 2020-A, Class A(3)	2,572,599	2,581,306
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023, Series 2020-B, Class A(3)	969,327	971,716
2.11%, 04/15/2026, Series 2020-B, Class B(3)	1,303,000	1,320,085
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024, Series 2021-A, Class A(3)	2,979,643	2,979,407
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027, Series 2018-3A, Class A(3)	805,896	810,535
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028, Series 2019-1A, Class A(3)	6,516,251	6,603,213
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(3)	6,680,000	6,878,005
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(3)	2,850,000	2,881,031
2.73%, 11/15/2029, Series 2020-2A, Class C(3)	3,500,000	3,623,085
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(3)	1,500,000	1,493,248
CWABS Asset-Backed Certificates Trust 2004-15
4.60%, 04/25/2035, Series 2004-15, Class AF6(5)	149	150
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035, Series 2005-1, Class AF6(5)	578	584
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(5)	13,186	13,543
CWABS, Inc. Asset-Backed Certificates Series 2004-1
0.67% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(2)	1,112	1,025
0.86% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(2)	12,810	12,779
0.93% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(2)	5,916	5,896
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
0.89% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(2)	416,531	414,291
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(2)	9,424	9,255
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(3)	6,150,000	6,114,336

Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	989,349	1,056,331
Diamond Resorts Owner Trust
3.27%, 10/22/2029, Series 2017-1A, Class A(3)	947,354	966,088
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(3)	2,186,183	2,282,776
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(3)	5,102,244	5,231,065
Discover Card Execution Note Trust
0.38% (1 Month LIBOR USD + 0.27%), 12/15/2023, Series 2019-A2, Class A(2)	4,368,000	4,370,554
3.04%, 07/15/2024, Series 2019-A1, Class A1	3,302,000	3,374,672
Drive Auto Receivables Trust
3.66%, 11/15/2024, Series 2018-4, Class C	1,718,264	1,726,226
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024, Series 2016-CA, Class D(3)	1,172,766	1,177,658
Drive Auto Receivables Trust 2017-1
3.84%, 03/15/2023, Series 2017-1, Class D	1,350,478	1,362,521
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023, Series 2017-3, Class D(3)	4,559,363	4,619,850
Drive Auto Receivables Trust 2017-A
4.16%, 05/15/2024, Series 2017-AA, Class D(3)	770,210	775,172
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,645,000	2,758,160
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023, Series 2019-2, Class B	2,048,366	2,055,333
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024, Series 2019-3, Class B	4,200,000	4,227,054
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024, Series 2019-4, Class B	6,016,000	6,056,430
Drive Auto Receivables Trust 2020-1
1.99%, 12/15/2022, Series 2020-1, Class A2	63,628	63,677
2.02%, 11/15/2023, Series 2020-1, Class A3	7,361,000	7,391,463
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	2,260,000	2,290,515
2.28%, 08/17/2026, Series 2020-2, Class C	1,611,000	1,656,619
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023, Series 2017-3A, Class D(3)	179,020	179,386
DT Auto Owner Trust 2018-2
3.67%, 03/15/2024, Series 2018-2A, Class C(3)	121,123	121,273
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(3)	7,080,000	7,226,380
DT Auto Owner Trust 2020-1
1.94%, 09/15/2023, Series 2020-1A, Class A(3)	2,109,229	2,118,822
DT Auto Owner Trust 2020-2
1.14%, 01/16/2024, Series 2020-2A, Class A(3)	2,055,527	2,063,023
2.08%, 03/16/2026, Series 2020-2A, Class B(3)	951,000	969,214
Elmwood CLO II Ltd.
0.00% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(2)(3)(4)	20,000,000	20,000,000
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022, Series 2017-1A, Class C(3)	90,685	90,956
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023, Series 2017-3A, Class C(3)	3,360,032	3,419,866
Exeter Automobile Receivables Trust 2020-1
2.05%, 06/15/2023, Series 2020-1A, Class A(3)	760,460	762,072
Exeter Automobile Receivables Trust 2020-2
1.13%, 08/15/2023, Series 2020-2A, Class A(3)	3,077,797	3,084,357
2.08%, 07/15/2024, Series 2020-2A, Class B(3)	2,615,000	2,648,216
First Investors Auto Owner Trust 2017-1
3.60%, 04/17/2023, Series 2017-1A, Class D(3)	2,847,000	2,882,154
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024, Series 2019-2A, Class A(3)	2,207,803	2,228,577
FirstKey Homes 2020-SFR2 Trust
2.67%, 10/19/2037, Series 2020-SFR2, Class E(3)	7,948,000	8,038,929
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023, Series 2017-2, Class C(3)	1,992,930	2,000,977
3.62%, 07/15/2023, Series 2017-2, Class D(3)	2,995,000	3,049,352
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(3)	7,710,000	7,963,166
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023, Series 2019-1, Class A(3)	1,900,333	1,916,615
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023, Series 2019-2, Class A(3)	3,851,775	3,889,236
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024, Series 2019-4, Class A(3)	6,393,994	6,468,516
3.12%, 01/15/2026, Series 2019-4, Class D(3)	9,275,000	9,744,931

Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024, Series 2020-1, Class A(3)	6,250,164	6,322,022
Flagship Credit Auto Trust 2020-2
1.49%, 07/15/2024, Series 2020-2, Class A(3)	2,975,865	2,993,382
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(3)	2,127,825	2,130,658
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(3)	24,024,000	25,888,928
Ford Credit Auto Owner Trust 2020-A
1.03%, 10/15/2022, Series 2020-A, Class A2	162,252	162,584
1.04%, 08/15/2024, Series 2020-A, Class A3	3,124,000	3,153,774
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163,000	2,208,603
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711,000	3,737,190
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576,000	5,555,169
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(3)	12,300,000	12,733,237
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(3)	18,800,000	18,630,655
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747,000	14,661,901
FORT CRE 2018-1 LLC
2.94% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035, Series 2018-1A, Class C(2)(3)	11,800,000	11,535,173
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(3)	963,297	979,666
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(3)	2,233,930	2,311,790
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(3)	900,000	891,962
FREED ABS Trust 2019-2
2.62%, 11/18/2026, Series 2019-2, Class A(3)	860,990	864,466
FTF 2019-1 A FRN
5.50%, 08/15/2024(5)(13)	2,778,726	2,090,992
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7	7	7
6.71%, 04/25/2029, Series 1999-HE1, Class M(5)	14,638	13,210
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(3)	6,111,000	6,146,865
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(3)	1,200,000	1,197,770
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	3,688,000	3,709,416
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000,000	1,009,721
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022, Series 2018-1, Class A3	622,383	623,848
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400,000	1,462,821
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	8,369,000	8,496,716
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	3,095,000	3,142,102
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	3,775,000	3,781,706
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097,000	5,076,517
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174,000	4,147,028
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(3)	4,031,000	4,041,264
2.90%, 04/15/2026, Series 2019-2, Class A(3)	17,200,000	18,331,225
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(3)	149,805	151,607
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(3)	583,259	576,201
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(3)	1,075,980	1,114,814
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(3)	3,029,492	3,160,207
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(13)	4,330,440	4,319,614
Goodgreen 2019-2 Trust
2.76%, 10/15/2054, Series 2019-2A, Class A(3)	4,601,009	4,667,701

Greenwood Park CLO Ltd.
1.25% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(2)(3)	23,000,000	23,017,779
GSAMP Trust 2005-WMC2
0.73% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 11/25/2035, Series 2005-WMC2, Class A1B(2)	222,455	222,576
GSAMP Trust 2006-HE7
0.34% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046, Series 2006-HE7, Class A2D(2)	692,672	687,561
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	8,820,000	8,801,170
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288,000	4,259,427
Headlands Residential 2018-RPL1 LLC
3.88%, 08/25/2024, Series 2018-RPL1, Class A(1)(3)	8,245,000	8,308,895
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(3)	2,355,514	2,498,562
HERO Funding II 2016-3B
5.24%, 09/20/2042, Series 2016-3B, Class B(3)	261,057	263,564
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(3)	1,294,140	1,335,772
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(3)	571,629	587,080
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(3)	1,803,084	1,877,711
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(3)	3,265,073	3,437,779
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(3)	3,006,921	3,094,593
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(3)	822,413	843,564
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(3)	3,405,413	3,458,098
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 03/25/2036, Series 2006-A, Class A3(2)	11,127	11,080
Honda Auto Receivables 2020-2 Owner Trust
0.74%, 11/15/2022, Series 2020-2, Class A2	733,049	734,348
0.82%, 07/15/2024, Series 2020-2, Class A3	3,810,000	3,835,759
1.09%, 10/15/2026, Series 2020-2, Class A4	1,022,000	1,035,692
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701,000	5,697,962
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	4,157,000	4,226,444
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308,000	3,419,334
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10	15	15
KGS-Alpha SBA COOF Trust
0.68%, 05/25/2039, Series 2012-6, Class A(3)(5)	1,795,718	26,088
KGS-Alpha SBA COOF Trust 2012-2
0.78%, 08/25/2038, Series 2012-2, Class A(3)(5)	1,952,980	40,419
KGS-Alpha SBA COOF Trust 2014-2
3.51%, 04/25/2040, Series 2014-2, Class A(3)(5)	606,642	50,405
KKR CLO 11 Ltd.
1.42% (3 Month LIBOR USD + 1.18%), 01/15/2031, Series 11, Class AR(2)(3)	8,500,000	8,506,145
KKR Clo 32 Ltd.
0.00% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(2)(3)(4)	26,000,000	26,096,070
KVK CLO 2018-1 Ltd.
1.11% (3 Month LIBOR USD + 0.93%), 05/20/2029, Series 2018-1A, Class A(2)(3)	18,648,768	18,649,514
Lakeview 2021-CRT2 LLC
0.00%, 11/10/2032, Series 2021-CRT2(3)(13)	6,535,499	6,535,499
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(3)	2,013,886	2,045,854
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(3)	3,976,391	4,063,605
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(1)(3)	3,667,239	3,681,578
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(3)	8,400,000	8,511,744
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026, Series 2018-1A, Class C(3)	1,900,000	1,909,978
LL ABS Trust 2019-1
2.87%, 03/15/2027, Series 2019-1A, Class A(3)	866,840	869,225
LL ABS Trust 2020-1
2.33%, 01/17/2028, Series 2020-1A, Class A(3)	5,028,391	5,064,863
Long Beach Mortgage Loan Trust 2004-1
0.86% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(2)	121,839	121,561
Long Beach Mortgage Loan Trust 2004-3
0.96% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(2)	30,970	30,634

LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023, Series 2013-1, Class A(3)(13)	1,863,974	1,879,986
7.75%, 02/15/2023, Series 2013-1, Class M(3)(13)	800,949	807,830
Man GLG US CLO 2018-2 Ltd.
1.48% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028, Series 2018-2A, Class A1R(2)(3)	7,972,904	7,976,045
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(3)	6,000,000	6,134,002
3.51%, 07/20/2032, Series 2019-AA, Class B(3)	5,235,000	5,382,791
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(3)	5,700,000	5,668,004
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(3)	5,365,000	5,365,811
MidOcean Credit CLO III
1.34% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(2)(3)	15,217,777	15,249,887
MidOcean Credit CLO IX
1.37% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(2)(3)	4,000,000	4,013,452
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(3)	578,676	611,662
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045, Series 2010-1, Class A(3)	91,187	92,620
5.25%, 12/15/2045, Series 2010-1, Class M(3)	164,087	168,412
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(3)	7,200,000	7,482,334
Mountain View CLO IX Ltd.
1.36% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(2)(3)	20,000,000	19,901,600
MRA Issuance Trust 2020-15
1.62% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 07/15/2021, Series 2020-15, Class A(2)(3)	28,240,000	28,241,564
MRA Issuance Trust 2020-8
2.25% (1 Month LIBOR USD + 1.75%, 2.25% Floor), 09/23/2021, Series 2020-8, Class A1X(2)(3)	12,220,000	12,226,742
3.50% (1 Month LIBOR USD + 3.00%, 3.50% Floor), 09/23/2021, Series 2020-8, Class A2(2)(3)	7,140,000	7,145,665
Nationstar HECM Loan Trust 2020-1
1.27%, 09/25/2030, Series 2020-1A, Class A1(3)(5)	7,921,792	7,935,495
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(3)	7,568,968	7,685,974
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(3)	3,507,999	3,580,232
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(3)	6,370,567	6,538,507
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(3)	5,400,000	5,490,631
New Century Home Equity Loan Trust Series 2003-5
4.94%, 11/25/2033, Series 2003-5, Class AI6(1)	128,732	131,418
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(3)(5)	2,301,603	2,456,948
New Residential Mortgage Loan Trust 2020-NPL2
3.23%, 08/25/2060, Series 2020-NPL2, Class A1(1)(3)	6,903,155	6,958,496
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	3,974,000	4,034,071
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.57% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(2)	6,123,319	6,091,885
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(3)	8,821,503	8,912,090
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3	887	913
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	1,884,325	1,962,490
4.61%, 02/09/2030, Series 2018, Class B	409,636	417,746
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024, Series 2018-1A, Class A(3)	8,438,042	8,494,332
OneMain Financial Issuance Trust 2017-1
0.91% (1 Month LIBOR USD + 0.80%), 09/14/2032, Series 2017-1A, Class A2(2)(3)	965,771	966,142
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(3)	6,100,000	6,112,912
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(3)	3,400,000	3,567,147
Oportun Funding X LLC
4.10%, 10/08/2024, Series 2018-C, Class A(3)	5,900,000	5,976,539
Oportun Funding XII LLC
4.15%, 12/09/2024, Series 2018-D, Class A(3)	4,200,000	4,248,463
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(3)	2,200,000	2,199,247
1.76%, 03/08/2028, Series 2021-A, Class B(3)	5,625,000	5,622,302
Option One Mortgage Loan Trust 2004-3
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(2)	1,691,802	1,601,186

OZLM Funding IV Ltd.
1.47% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(2)(3)	9,811,675	9,809,202
OZLM XXII Ltd.
1.29% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(2)(3)	6,991,130	6,994,032
P4 SFR 2019-STL
7.25%, 10/11/2022(13)	5,700,000	5,700,000
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(3)	16,685,000	16,684,960
Palmer Square CLO 2014-1 Ltd.
1.35% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(2)(3)	4,000,000	4,005,340
Palmer Square CLO 2018-2 Ltd.
1.32% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(2)(3)	20,000,000	20,023,640
Park Avenue Institutional Advisers CLO Ltd. 2018-1
0.00% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(2)(3)(4)	21,500,000	21,494,625
1.50% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031, Series 2018-1A, Class A1A(2)(3)	21,500,000	21,494,625
PPM CLO 4 Ltd.
1.62% (3 Month LIBOR USD + 1.42%, 1.42% Floor), 10/18/2031, Series 2020-4A, Class A1(2)(3)	15,000,000	15,041,340
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
3.10%, 06/27/2060, Series 2020-NPL3, Class A1(1)(3)	5,034,026	5,083,155
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034, Series 2017-SFR1, Class B(3)	2,000,000	2,012,140
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035, Series 2018-SFR2, Class D(3)	2,390,000	2,403,947
4.66%, 08/17/2035, Series 2018-SFR2, Class E(3)	3,853,000	3,883,689
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(3)	6,000,000	5,949,765
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(3)	3,500,000	3,411,441
PRPM 2020-1 LLC
2.98%, 02/25/2025, Series 2020-1A, Class A1(1)(3)	4,814,610	4,825,478
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034, Series 2005-RS1, Class AI6	130	131
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(3)	2,590,000	2,634,894
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(3)	3,183,000	3,172,878
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(1)	298,832	126,366
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(3)	1,383,043	1,468,371
Rockford Tower CLO 2020-1 Ltd.
1.53% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(2)(3)	12,000,000	12,045,252
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(3)	7,527,000	7,533,993
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(3)	5,591,000	5,585,838
0.48%, 06/15/2026, Series 2021-AA, Class A4(3)	3,258,000	3,243,082
Santander Drive Auto Receivables Trust 2017-1
3.17%, 04/17/2023, Series 2017-1, Class D	2,281,972	2,290,772
Santander Drive Auto Receivables Trust 2017-2
3.49%, 07/17/2023, Series 2017-2, Class D	878,135	879,403
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023, Series 2019-1, Class B	130,020	130,171
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	5,800,000	5,905,621
Santander Drive Auto Receivables Trust 2020-1
2.03%, 02/15/2024, Series 2020-1, Class A3	2,239,000	2,261,728
2.07%, 01/17/2023, Series 2020-1, Class A2A	1,718,910	1,722,717
Santander Drive Auto Receivables Trust 2020-2
0.67%, 04/15/2024, Series 2020-2, Class A3	3,726,000	3,734,957
0.96%, 11/15/2024, Series 2020-2, Class B	2,573,000	2,588,444
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000,000	8,061,201
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568,000	11,605,790
Santander Drive Auto Receivables Trust 2021-1
0.32%, 09/16/2024, Series 2021-1, Class A3	7,623,000	7,619,786
0.75%, 02/17/2026, Series 2021-1, Class C	9,850,000	9,826,574
SART 2017-1
4.75%, 07/15/2024(13)	4,879,279	4,928,072
SART 2018-1
4.76%, 06/15/2025(13)	5,792,091	5,857,252
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(3)	3,600,000	3,549,991

Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.07%, 01/25/2036, Series 2006-CB1, Class AF2(1)	51,340	51,775
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(3)	2,730,737	2,795,586
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(3)	2,904,155	2,927,088
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(3)	7,985,000	7,965,673
Sixth Street CLO XVI Ltd.
1.51% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(2)(3)	20,000,000	20,071,800
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028, Series 2019-3, Class A(3)	1,197,148	1,206,773
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(3)	5,430,061	5,482,378
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(3)	10,404,604	10,648,282
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(3)	4,578,607	4,736,712
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(3)	7,474,569	7,632,766
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(3)	7,800,000	8,027,250
Sound Point CLO II Ltd.
1.29% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(2)(3)	9,000,000	9,000,702
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.78% (1 Month LIBOR USD + 0.67%, 0.67% Floor), 10/25/2035, Series 2004-BC4, Class A1A(2)	119,412	119,240
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(3)	4,379,582	4,391,539
Station Place Securitization Trust Series 2020-10
1.61% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 05/20/2021, Series 2020-10, Class A(2)(3)	11,520,000	11,522,940
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(1)	425	444
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(1)	48,043	48,623
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(1)	38,422	38,885
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	14,285	13,724
3.45%, 02/25/2032, Series 2002-AL1, Class A3	41,159	39,568
Synchrony Card Funding LLC
2.95%, 03/15/2025, Series 2019-A1, Class A	12,384,000	12,699,525
Synchrony Card Issuance Trust
3.38%, 09/15/2024, Series 2018-A1, Class A	5,500,000	5,577,621
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(3)(5)	3,498,293	3,550,643
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(3)(5)	5,341,326	5,492,686
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(3)(5)	5,155,963	5,309,986
Towd Point Mortgage Trust 2019-1
3.73%, 03/25/2058, Series 2019-1, Class A1(3)(5)	6,482,464	6,868,088
Towd Point Mortgage Trust 2019-HY3
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(2)(3)	1,761,478	1,776,549
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(3)	3,917,397	3,977,074
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(3)(5)	6,914,859	7,003,313
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(3)	7,675,000	8,111,699
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(3)	7,685,000	7,795,960
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196,000	1,227,797
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	3,481,000	3,529,458
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189,000	3,281,523
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856,000	4,828,086
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022, Series 2018-1A, Class A2(3)	12,666,667	12,834,909
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(3)	7,025,128	7,034,532
Trinitas CLO IV Ltd.
1.40% (3 Month LIBOR USD + 1.18%), 10/18/2031, Series 2016-4A, Class A1LR(2)(3)	7,453,584	7,487,334
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(3)	850,000	848,605

US Auto Funding 2018-1 LLC
5.50%, 07/15/2023, Series 2018-1A, Class A(3)	1,024,194	1,043,658
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	4,004,000	4,092,884
VCAT 2020-NPL1 LLC
3.67%, 08/25/2050, Series 2020-NPL1, Class A1(1)(3)	2,901,811	2,930,930
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(3)	3,354,699	3,360,409
Venture 32 CLO Ltd.
1.32% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(2)(3)	6,000,000	6,000,726
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050, Series 2020-NPL2, Class A1A(1)(3)	5,024,005	5,041,082
Verizon Owner Trust 2018-A
3.23%, 04/20/2023, Series 2018-A, Class A1A	4,666,775	4,712,633
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	5,473,000	5,547,475
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	9,704,000	9,898,833
VM DEBT 2019-1
7.50%, 06/15/2024(13)	7,000,000	7,000,000
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	5,114,000	5,165,322
1.26%, 08/20/2026, Series 2020-1, Class A4	1,923,000	1,956,183
VOLT 2020 FT 1 Trust
3.17%, 07/27/2023(5)(13)	3,512,828	3,444,451
Voya CLO 2015-1 Ltd.
1.12% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(2)(3)	6,000,000	6,000,534
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(3)	1,589,902	1,676,437
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030, Series 2017-1A, Class A(3)	393,491	394,142
4.05%, 12/20/2030, Series 2017-1A, Class B(3)	700,327	697,058
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(3)	5,163,909	5,331,232
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023, Series 2019-3A, Class A2(3)	3,246,998	3,260,269
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(3)	12,177,000	12,195,443
1.65%, 02/17/2026, Series 2020-3A, Class D(3)	1,875,000	1,901,375
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025, Series 2019-A, Class A	5,660,000	5,798,825
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	10,998,052	11,199,218
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	5,229,033	5,302,285
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	5,525,000	5,621,421
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,227,000	2,230,301
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043,000	3,035,360
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024, Series 2020-A, Class A2	6,506,536	6,511,262
0.55%, 07/15/2025, Series 2020-A, Class A3	3,022,000	3,029,870
York CLO 8 Ltd.
1.67% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 04/20/2032, Series 2020-1A, Class A1(2)(3)	25,000,000	25,087,550
Zais CLO 7 Ltd.
1.53% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(2)(3)	9,382,037	9,389,711
Zais CLO 8 Ltd.
1.19% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(2)(3)	38,682,127	38,638,494

Total Asset-Backed Obligations (Cost: $1,788,719,719)		1,805,963,792

Corporate Bonds – 32.13%
Basic Materials – 1.00%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	550,000	571,482
Albemarle Corp.
5.45%, 12/01/2044	600,000	692,147
Anglo American Capital Plc
2.63%, 09/10/2030(3)	1,287,000	1,259,523
3.63%, 09/11/2024(3)	630,000	681,393
4.00%, 09/11/2027(3)	1,020,000	1,124,173
5.63%, 04/01/2030(3)	4,300,000	5,134,299
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	267,251

Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,900,876
Braskem Netherlands Finance BV
5.88%, 01/31/2050(3)	975,000	979,183
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	2,419,950
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(3)	1,705,000	1,942,172
Dow Chemical Co.
4.55%, 11/30/2025	6,660,000	7,555,738
5.55%, 11/30/2048	3,005,000	3,950,625
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665,000	7,115,877
5.42%, 11/15/2048	1,200,000	1,546,871
Ecolab, Inc.
3.25%, 01/14/2023	452,000	471,507
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,760,346
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,266,326
4.95%, 11/15/2021(3)	2,030,000	2,086,680
Glencore Funding LLC
1.63%, 09/01/2025(3)	5,200,000	5,198,186
2.50%, 09/01/2030(3)	5,040,000	4,846,638
3.88%, 10/27/2027(3)	875,000	959,875
4.00%, 03/27/2027(3)	6,300,000	6,943,032
4.13%, 05/30/2023(3)	1,055,000	1,128,185
4.63%, 04/29/2024(3)	1,500,000	1,651,471
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(3)	2,875,000	3,124,262
6.76%, 11/15/2048(3)	937,000	1,167,408
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	816,108
International Paper Co.
6.00%, 11/15/2041	509,000	690,423
8.70%, 06/15/2038	350,000	548,674
LYB International Finance BV
5.25%, 07/15/2043	610,000	741,723
LYB International Finance III LLC
1.25%, 10/01/2025	705,000	696,101
3.38%, 05/01/2030	2,170,000	2,301,135
4.20%, 05/01/2050	2,488,000	2,674,681
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,879,473
Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,215,907
5.63%, 11/15/2043	2,055,000	2,557,172
Newmont Corp.
3.63%, 06/09/2021	1,810,000	1,810,633
Nucor Corp.
2.98%, 12/15/2055(3)	800,000	723,286
Nutrien Ltd.
3.15%, 10/01/2022	875,000	903,094
4.13%, 03/15/2035	1,960,000	2,161,956
4.20%, 04/01/2029	420,000	472,643
5.25%, 01/15/2045	1,900,000	2,349,462
6.13%, 01/15/2041	2,850,000	3,829,190
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027(3)	2,105,000	2,058,213
3.27%, 11/15/2040(3)	1,205,000	1,188,247
3.47%, 12/01/2050(3)	930,000	911,549
Orbia Advance Corp. SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,607,895
PPG Industries, Inc.
1.20%, 03/15/2026	6,384,000	6,256,663
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100,000	2,974,851
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	72,688
Samarco Mineracao SA
5.75%, 10/24/2023(3)(6)	537,000	453,765
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,445,889
6.50%, 09/27/2028	1,555,000	1,672,402

Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	427,160
Solvay Finance America LLC
4.45%, 12/03/2025(3)	11,810,000	13,244,905
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,210,975
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637,000	1,602,751
3.45%, 04/15/2030	823,000	878,579
Union Carbide Corp.
7.75%, 10/01/2096	681,000	1,042,430
Vale Overseas Ltd.
3.75%, 07/08/2030	1,165,000	1,216,132
6.25%, 08/10/2026	9,410,000	11,193,195
6.88%, 11/21/2036	167,000	221,954
6.88%, 11/10/2039	2,107,000	2,813,688
8.25%, 01/17/2034	984,000	1,383,996

Total Basic Materials		168,995,064

Communications – 2.67%
Amazon.com, Inc.
2.50%, 06/03/2050	2,874,000	2,570,621
2.70%, 06/03/2060	2,122,000	1,882,150
3.88%, 08/22/2037	1,700,000	1,947,829
America Movil SAB de CV
3.13%, 07/16/2022	374,000	386,390
3.63%, 04/22/2029	6,036,000	6,453,208
4.38%, 04/22/2049	1,214,000	1,397,885
AT&T, Inc.
1.65%, 02/01/2028	2,075,000	2,010,201
2.25%, 02/01/2032	3,510,000	3,338,494
2.30%, 06/01/2027	12,548,000	12,824,169
2.55%, 12/01/2033(3)	13,924,000	13,219,318
3.10%, 02/01/2043	7,395,000	6,899,987
3.50%, 06/01/2041	1,353,000	1,334,653
3.50%, 09/15/2053(3)	20,237,000	18,701,737
3.55%, 09/15/2055(3)	9,196,000	8,415,319
3.65%, 09/15/2059(3)	1,685,000	1,540,206
3.80%, 12/01/2057(3)	987,000	939,019
4.50%, 05/15/2035	6,175,000	6,964,567
4.65%, 06/01/2044	2,145,000	2,416,093
6.00%, 08/15/2040	2,275,000	2,988,249
6.38%, 03/01/2041	7,828,000	10,703,978
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	893,035
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000,000	3,717,681
3.50%, 06/01/2041	7,240,000	6,866,290
3.70%, 04/01/2051	4,320,000	4,040,515
3.75%, 02/15/2028	2,215,000	2,398,576
3.85%, 04/01/2061	3,577,000	3,279,215
3.90%, 06/01/2052	2,310,000	2,217,877
4.91%, 07/23/2025	17,065,000	19,345,681
5.05%, 03/30/2029	7,351,000	8,449,379
5.38%, 04/01/2038	835,000	984,172
5.38%, 05/01/2047	4,610,000	5,351,297
6.38%, 10/23/2035	5,867,000	7,597,721
6.48%, 10/23/2045	1,275,000	1,660,064
6.83%, 10/23/2055	690,000	943,869
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	203,875
Comcast Corp.
1.50%, 02/15/2031	2,750,000	2,551,338
1.95%, 01/15/2031	9,632,000	9,276,609
3.15%, 03/01/2026	1,716,000	1,862,805
3.15%, 02/15/2028	1,500,000	1,618,388
3.25%, 11/01/2039	1,595,000	1,643,079
3.45%, 02/01/2050	914,000	944,220
3.55%, 05/01/2028	886,000	976,319
3.60%, 03/01/2024	542,000	589,653
3.75%, 04/01/2040	2,195,000	2,408,363
3.90%, 03/01/2038	455,000	511,060
3.95%, 10/15/2025	1,614,000	1,803,064
3.97%, 11/01/2047	154,000	171,968
4.00%, 11/01/2049	638,000	715,823

4.05%, 11/01/2052	300,000	339,004
4.20%, 08/15/2034	555,000	635,503
4.25%, 01/15/2033	3,107,000	3,587,393
4.60%, 10/15/2038	4,729,000	5,708,321
4.95%, 10/15/2058	2,000,000	2,616,721
Corning, Inc.
5.35%, 11/15/2048	960,000	1,227,245
Cox Communications, Inc.
1.80%, 10/01/2030(3)	2,118,000	1,959,569
2.95%, 10/01/2050(3)	1,275,000	1,128,371
3.35%, 09/15/2026(3)	369,000	398,136
3.50%, 08/15/2027(3)	8,245,000	8,955,223
3.85%, 02/01/2025(3)	1,250,000	1,366,464
4.60%, 08/15/2047(3)	588,000	673,845
4.80%, 02/01/2035(3)	6,000,000	7,052,161
8.38%, 03/01/2039(3)	1,500,000	2,430,651
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	592,532
3.66%, 05/15/2025(3)	955,000	1,018,101
Deutsche Telekom International Finance BV
3.60%, 01/19/2027(3)	508,000	556,668
4.88%, 03/06/2042(3)	240,000	287,209
8.75%, 06/15/2030	49,000	72,672
Discovery Communications LLC
5.20%, 09/20/2047	1,375,000	1,630,154
Fox Corp.
5.58%, 01/25/2049	1,450,000	1,848,477
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	483,690
Level 3 Financing, Inc.
3.40%, 03/01/2027(3)	7,000,000	7,408,030
3.88%, 11/15/2029(3)	3,100,000	3,266,625
NBCUniversal Media LLC
4.45%, 01/15/2043	15,000	17,716
5.95%, 04/01/2041	527,000	740,412
Qwest Corp.
6.75%, 12/01/2021	3,866,000	3,996,477
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,455,831
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	315,210
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	181,864
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	2,074,781
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775,000	5,339,139
4.67%, 03/06/2038	1,175,000	1,327,083
4.90%, 03/06/2048	1,075,000	1,219,658
Time Warner Cable LLC
5.50%, 09/01/2041	6,815,000	8,065,961
5.88%, 11/15/2040	1,275,000	1,583,350
6.55%, 05/01/2037	375,000	493,123
6.75%, 06/15/2039	539,000	722,144
7.30%, 07/01/2038	1,418,000	1,969,602
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	765,628
T-Mobile USA, Inc.
1.50%, 02/15/2026(3)	4,345,000	4,302,593
2.05%, 02/15/2028(3)	5,330,000	5,226,172
3.00%, 02/15/2041(3)	3,230,000	2,997,924
3.30%, 02/15/2051(3)	445,000	415,884
3.75%, 04/15/2027(3)	3,500,000	3,826,060
3.88%, 04/15/2030(3)	38,285,000	41,553,008
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	154,045
Verizon Communications, Inc.
2.10%, 03/22/2028	3,415,000	3,429,310
2.55%, 03/21/2031	8,095,000	8,087,655
2.65%, 11/20/2040	2,329,000	2,128,358
2.99%, 10/30/2056(3)	872,000	769,751
3.15%, 03/22/2030	5,000,000	5,273,630
3.40%, 03/22/2041	1,500,000	1,522,778
3.55%, 03/22/2051	2,646,000	2,642,287

3.70%, 03/22/2061	9,587,000	9,473,082
3.88%, 02/08/2029	765,000	851,022
4.02%, 12/03/2029	712,000	796,409
4.13%, 03/16/2027	2,800,000	3,172,203
4.27%, 01/15/2036	7,668,000	8,667,017
4.40%, 11/01/2034	4,843,000	5,535,987
4.50%, 08/10/2033	7,079,000	8,222,407
4.52%, 09/15/2048	1,065,000	1,235,274
4.81%, 03/15/2039	7,941,000	9,503,554
4.86%, 08/21/2046	10,285,000	12,338,355
ViacomCBS, Inc.
3.70%, 08/15/2024	848,000	919,439
3.70%, 06/01/2028	870,000	941,286
4.00%, 01/15/2026	1,000,000	1,101,522
4.38%, 03/15/2043	718,000	774,769
4.90%, 08/15/2044	315,000	364,648
5.85%, 09/01/2043	2,160,000	2,758,770
Vodafone Group Plc
4.88%, 06/19/2049	4,582,000	5,444,264
5.25%, 05/30/2048	3,594,000	4,486,889
6.15%, 02/27/2037	4,600,000	6,130,500
Walt Disney Co.
3.70%, 10/15/2025	380,000	418,980
6.20%, 12/15/2034	150,000	207,895
7.63%, 11/30/2028	310,000	423,247
8.88%, 04/26/2023	108,000	126,032
9.50%, 07/15/2024	175,000	223,449

Total Communications		451,913,208

Consumer, Cyclical – 1.96%
7-Eleven, Inc.
0.95%, 02/10/2026(3)	3,971,000	3,868,151
1.30%, 02/10/2028(3)	1,274,000	1,220,572
2.50%, 02/10/2041(3)	1,298,000	1,174,319
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,514,136	1,499,127
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	668,812	669,138
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,115,779	1,137,842
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,575,016	2,431,591
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,470,192	1,432,167
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(3)	1,100,000	1,123,078
3.80%, 01/25/2050(3)	2,100,000	2,125,917
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	338,525	336,021
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,078,592	2,990,232
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	541,848	545,544
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,230,440	1,225,374
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,291,336	2,309,668
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,873,235	1,888,037
American Honda Finance Corp.
2.30%, 09/09/2026	185,000	193,553
2.90%, 02/16/2024	300,000	318,446
AutoZone, Inc.
1.65%, 01/15/2031	3,800,000	3,478,668
BMW US Capital LLC
2.25%, 09/15/2023(3)	894,000	926,579
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,318,189	2,321,698
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,095,023	1,141,060
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,528,315	1,522,423
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	3,916,240	3,997,307

Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,040,918	1,087,277
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,322,057	4,463,205
Daimler Finance North America LLC
3.35%, 02/22/2023(3)	1,000,000	1,048,494
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,927,859	3,059,427
Delta Air Lines 2015-1 Class B Pass Through Trust
4.25%, 07/30/2023	1,790,136	1,829,660
Dollar General Corp.
4.13%, 05/01/2028	835,000	935,260
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	4,143,481
Ford Motor Co.
5.29%, 12/08/2046	280,000	294,356
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	3,000,000	3,041,280
3.35%, 11/01/2022	620,000	632,524
3.81%, 10/12/2021	6,200,000	6,265,813
4.25%, 09/20/2022	3,800,000	3,930,720
5.88%, 08/02/2021	4,100,000	4,155,145
General Motors Co.
5.00%, 04/01/2035	4,591,000	5,288,117
5.20%, 04/01/2045	2,750,000	3,157,576
5.95%, 04/01/2049	1,611,000	2,044,226
6.13%, 10/01/2025	1,205,000	1,416,970
6.25%, 10/02/2043	3,100,000	3,970,126
6.60%, 04/01/2036	685,000	889,085
6.80%, 10/01/2027	4,564,000	5,661,928
General Motors Financial Co., Inc.
1.07% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,590,287
1.25%, 01/08/2026	5,319,000	5,218,959
2.35%, 01/08/2031	2,862,000	2,733,123
3.15%, 06/30/2022	1,120,000	1,151,522
3.45%, 01/14/2022	6,500,000	6,630,479
3.45%, 04/10/2022	4,820,000	4,933,220
3.55%, 04/09/2021	2,725,000	2,725,957
3.70%, 05/09/2023	4,180,000	4,402,601
3.95%, 04/13/2024	5,535,000	5,956,980
4.00%, 01/15/2025	2,231,000	2,423,380
4.30%, 07/13/2025	1,765,000	1,940,816
4.35%, 04/09/2025	12,760,000	13,995,419
4.38%, 09/25/2021	5,000,000	5,092,576
Home Depot, Inc.
4.40%, 03/15/2045	268,000	321,779
Hyundai Capital America
1.15%, 11/10/2022(3)	5,552,000	5,582,147
1.30%, 01/08/2026(3)	16,032,000	15,668,861
1.80%, 10/15/2025(3)	1,190,000	1,188,792
1.80%, 01/10/2028(3)	2,170,000	2,075,004
2.38%, 10/15/2027(3)	1,200,000	1,203,653
3.00%, 02/10/2027(3)	675,000	702,269
3.10%, 04/05/2022(3)	2,500,000	2,556,494
3.40%, 06/20/2024(3)	1,500,000	1,599,626
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,800,134
Kohl’s Corp.
9.50%, 05/15/2025	1,125,000	1,458,700
Lennar Corp.
4.50%, 04/30/2024	880,000	957,238
5.88%, 11/15/2024	16,750,000	19,011,250
Lowe’s Companies, Inc.
1.30%, 04/15/2028	2,300,000	2,185,401
2.63%, 04/01/2031	9,203,000	9,229,210
3.65%, 04/05/2029	1,701,000	1,861,908
McDonald’s Corp.
4.45%, 03/01/2047	360,000	418,398
4.70%, 12/09/2035	216,000	255,398
6.30%, 10/15/2037	394,000	544,925
Nissan Motor Acceptance Corp.
2.00%, 03/09/2026(3)	3,075,000	3,062,375
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(3)	3,109,000	3,381,107
4.81%, 09/17/2030(3)	2,686,000	2,945,968

Nordstrom, Inc.
4.25%, 08/01/2031(3)	2,871,000	2,868,754
O’Reilly Automotive, Inc.
1.75%, 03/15/2031	700,000	646,738
3.55%, 03/15/2026	500,000	545,961
3.60%, 09/01/2027	802,000	876,688
PulteGroup, Inc.
5.50%, 03/01/2026	3,972,000	4,634,430
Ross Stores, Inc.
1.88%, 04/15/2031	11,995,000	11,252,362
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	822,302	815,236
Starbucks Corp.
2.55%, 11/15/2030	1,480,000	1,482,935
Stellantis NV
5.25%, 04/15/2023	8,592,000	9,293,021
Toyota Motor Corp.
1.34%, 03/25/2026	14,941,000	14,902,733
2.36%, 03/25/2031	7,046,000	7,078,359
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	542,306	563,266
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	782,325	809,319
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	1,447,196	1,449,216
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,514,394	6,659,675
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	1,851,694	1,828,492
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028	2,524,242	2,450,991
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,514,545	1,537,331
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025	2,377,778	2,332,296
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	3,414,578	3,433,799
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,233,390	2,285,397
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	455,393	460,599
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	1,939,636	2,041,978
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,220,202	2,368,015
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,861,112	2,778,784
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(3)	1,670,000	1,624,964
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	5,323,000	5,922,315

Total Consumer, Cyclical		330,940,792

Consumer, Non-cyclical – 4.46%
Abbott Laboratories
1.15%, 01/30/2028	1,390,000	1,335,783
4.75%, 11/30/2036	5,000,000	6,187,131
AbbVie, Inc.
2.60%, 11/21/2024	8,919,000	9,416,665
2.80%, 03/15/2023	971,000	1,006,811
2.85%, 05/14/2023	4,900,000	5,111,089
3.25%, 10/01/2022	4,000,000	4,137,308
3.45%, 03/15/2022	1,238,000	1,266,530
3.60%, 05/14/2025	12,060,000	13,138,479
3.80%, 03/15/2025	3,000,000	3,277,619
3.85%, 06/15/2024	1,198,000	1,304,183
4.05%, 11/21/2039	9,038,000	10,119,001
4.25%, 11/21/2049	11,691,000	13,228,787
4.40%, 11/06/2042	1,700,000	1,975,897
4.45%, 05/14/2046	425,000	489,672
4.55%, 03/15/2035	6,025,000	6,996,716
4.70%, 05/14/2045	4,415,000	5,229,003
4.88%, 11/14/2048	2,353,000	2,833,975
5.00%, 12/15/2021	3,500,000	3,569,790

Aetna, Inc.
4.50%, 05/15/2042	4,205,000	4,790,769
4.75%, 03/15/2044	1,800,000	2,106,901
6.75%, 12/15/2037	341,000	485,598
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,356,341
AHS Hospital Corp.
2.78%, 07/01/2051	2,730,000	2,526,156
Altria Group, Inc.
2.45%, 02/04/2032	12,994,000	12,414,207
3.40%, 02/04/2041	8,495,000	7,881,937
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,196,490
Amgen, Inc.
2.20%, 02/21/2027	1,155,000	1,184,848
2.70%, 05/01/2022	5,600,000	5,697,299
3.15%, 02/21/2040	2,000,000	1,984,473
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	518,951
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	4,110,000	4,646,741
4.38%, 04/15/2038	2,240,000	2,546,068
4.44%, 10/06/2048	590,000	662,666
4.50%, 06/01/2050	5,390,000	6,115,585
4.60%, 06/01/2060	1,910,000	2,152,655
4.70%, 02/01/2036	12,693,000	14,869,450
4.75%, 01/23/2029	1,150,000	1,343,830
4.75%, 04/15/2058	5,389,000	6,211,555
4.90%, 02/01/2046	9,520,000	11,372,057
4.95%, 01/15/2042	2,735,000	3,267,214
5.45%, 01/23/2039	7,035,000	8,788,989
Anthem, Inc.
3.13%, 05/15/2022	484,000	498,566
3.30%, 01/15/2023	271,000	284,453
3.50%, 08/15/2024	694,000	750,286
3.60%, 03/15/2051	4,420,000	4,575,169
4.10%, 03/01/2028	920,000	1,034,705
4.38%, 12/01/2047	4,500,000	5,183,372
4.63%, 05/15/2042	400,000	472,287
4.65%, 01/15/2043	391,000	464,653
4.65%, 08/15/2044	395,000	471,363
5.10%, 01/15/2044	1,690,000	2,099,134
Ascension Health
2.53%, 11/15/2029	1,740,000	1,785,362
3.11%, 11/15/2039	2,670,000	2,732,171
AstraZeneca Plc
2.13%, 08/06/2050	1,040,000	833,125
4.00%, 09/18/2042	540,000	600,903
6.45%, 09/15/2037	500,000	711,965
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280,000	2,297,263
BAT Capital Corp.
2.26%, 03/25/2028	2,000,000	1,969,103
2.73%, 03/25/2031	6,820,000	6,595,798
3.22%, 09/06/2026	11,668,000	12,323,533
3.22%, 08/15/2024	7,145,000	7,612,023
3.73%, 09/25/2040	1,240,000	1,180,574
3.98%, 09/25/2050	2,500,000	2,342,921
4.54%, 08/15/2047	635,000	639,374
BAT International Finance Plc
1.67%, 03/25/2026	1,390,000	1,375,791
Baxalta, Inc.
3.60%, 06/23/2022	110,000	113,583
5.25%, 06/23/2045	50,000	64,466
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,154,065
Biogen, Inc.
2.25%, 05/01/2030	2,577,000	2,499,968
3.15%, 05/01/2050	650,000	596,934
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730,000	1,689,483
Boston Scientific Corp.
4.00%, 03/01/2029	2,317,000	2,577,308
4.55%, 03/01/2039	725,000	852,966

Bristol-Myers Squibb Co.
0.54%, 11/13/2023	5,103,000	5,102,436
1.13%, 11/13/2027	1,690,000	1,633,963
1.45%, 11/13/2030	975,000	910,914
2.35%, 11/13/2040	2,604,000	2,368,569
2.55%, 11/13/2050	3,557,000	3,161,148
3.20%, 06/15/2026	2,246,000	2,443,083
3.25%, 02/20/2023	1,924,000	2,018,902
3.90%, 02/20/2028	3,656,000	4,112,615
4.13%, 06/15/2039	4,294,000	4,994,478
4.35%, 11/15/2047	7,950,000	9,457,933
4.55%, 02/20/2048	1,770,000	2,158,071
4.63%, 05/15/2044	2,640,000	3,256,623
5.00%, 08/15/2045	653,000	839,623
Campbell Soup Co.
2.38%, 04/24/2030	895,000	875,363
3.13%, 04/24/2050	494,000	459,916
Cargill, Inc.
2.13%, 04/23/2030(3)	2,783,000	2,735,492
3.25%, 03/01/2023(3)	345,000	363,862
Children’s Hospital Corp.
2.51%, 08/15/2050	2,270,000	1,998,900
2.59%, 02/01/2050	1,290,000	1,161,529
2.93%, 07/15/2050	1,340,000	1,226,587
Cigna Corp.
3.05%, 11/30/2022	9,105,000	9,453,167
3.25%, 04/15/2025	970,000	1,043,358
4.38%, 10/15/2028	30,325,000	34,693,852
4.50%, 02/25/2026	755,000	859,549
4.80%, 07/15/2046	218,000	261,276
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,372,095
2.75%, 01/22/2030	1,370,000	1,375,699
CommonSpirit Health
1.55%, 10/01/2025	1,290,000	1,297,547
2.78%, 10/01/2030	5,925,000	5,994,970
3.91%, 10/01/2050	1,265,000	1,288,661
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755,000	1,690,583
5.40%, 11/01/2048	1,275,000	1,631,200
7.00%, 10/01/2028	3,250,000	4,203,247
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620,000	3,698,822
4.40%, 11/15/2025	760,000	856,596
4.65%, 11/15/2028	4,780,000	5,495,163
Cottage Health Obligated Group
3.30%, 11/01/2049	4,046,000	4,127,035
CVS Health Corp.
1.88%, 02/28/2031	2,911,000	2,734,248
2.70%, 08/21/2040	3,950,000	3,637,642
4.30%, 03/25/2028	2,017,000	2,290,469
4.78%, 03/25/2038	4,744,000	5,598,801
4.88%, 07/20/2035	2,515,000	2,959,395
5.05%, 03/25/2048	6,910,000	8,482,991
5.13%, 07/20/2045	4,430,000	5,423,432
5.30%, 12/05/2043	3,260,000	4,046,191
CVS Pass-Through Trust
5.77%, 01/10/2033(3)	728,050	846,988
5.93%, 01/10/2034(3)	544,950	628,220
7.51%, 01/10/2032(3)	806,252	1,008,966
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	814,074	1,055,336
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,490,903	2,612,795
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000,000	3,136,672
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	439,469
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	572,419
Element Fleet Management Corp.
1.60%, 04/06/2024(3)	1,405,000	1,403,356
3.85%, 06/15/2025(3)	3,000,000	3,161,174

ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	405,969
4.50%, 02/15/2045(3)	300,000	344,742
5.63%, 03/15/2042(3)	357,000	462,398
Experian Finance Plc
2.75%, 03/08/2030(3)	9,240,000	9,383,967
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290,000	2,281,023
4.38%, 05/10/2043	526,000	593,565
Ford Foundation
2.82%, 06/01/2070	4,835,000	4,352,358
General Mills, Inc.
3.00%, 02/01/2051(3)	3,257,000	3,045,114
Gilead Sciences, Inc.
0.75%, 09/29/2023	6,637,000	6,644,707
1.65%, 10/01/2030	1,700,000	1,595,490
2.60%, 10/01/2040	1,855,000	1,704,598
4.60%, 09/01/2035	4,225,000	4,976,110
Global Payments, Inc.
3.20%, 08/15/2029	2,300,000	2,422,386
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,392,600
4.70%, 11/10/2047(3)	4,500,000	4,986,753
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050	2,000,000	1,865,013
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370,000	3,327,369
HCA, Inc.
4.50%, 02/15/2027	7,000,000	7,851,386
5.13%, 06/15/2039	1,715,000	2,059,741
5.25%, 06/15/2026	4,200,000	4,827,304
5.50%, 06/15/2047	1,825,000	2,269,924
Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,338,654
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,295,367
Kellogg Co.
2.10%, 06/01/2030	277,000	269,139
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	981,556
3.43%, 06/15/2027	1,802,000	1,975,198
4.06%, 05/25/2023	2,299,000	2,466,578
4.42%, 05/25/2025	447,000	501,532
4.42%, 12/15/2046	4,032,000	4,629,884
4.99%, 05/25/2038	646,000	793,250
5.09%, 05/25/2048	500,000	626,269
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(3)	7,500,000	7,316,400
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353,000	3,528,513
4.38%, 06/01/2046	6,587,000	6,885,846
4.88%, 10/01/2049	3,375,000	3,785,443
Kroger Co.
3.95%, 01/15/2050	1,600,000	1,728,889
4.45%, 02/01/2047	1,010,000	1,138,695
5.40%, 07/15/2040	95,000	119,896
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	7,795,000	8,032,380
3.20%, 02/01/2022	1,127,000	1,153,123
Mars, Inc.
3.95%, 04/01/2049(3)	5,320,000	5,992,327
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906,000	3,144,683
4.68%, 07/01/2114	1,645,000	2,119,266
McCormick & Co., Inc.
0.90%, 02/15/2026	5,660,000	5,517,197
McKesson Corp.
0.90%, 12/03/2025	2,410,000	2,359,904
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	999,166
Memorial Health Services
3.45%, 11/01/2049	3,040,000	3,155,407
MidMichigan Health
3.41%, 06/01/2050	3,480,000	3,495,944
Mondelez International, Inc.
1.50%, 05/04/2025	700,000	707,627

Moody’s Corp.
2.55%, 08/18/2060	705,000	569,586
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,065,911
MultiCare Health System
2.80%, 08/15/2050	3,003,000	2,758,757
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	5,209,645
4.55%, 04/15/2028	700,000	790,507
5.20%, 04/15/2048	7,550,000	8,683,469
5.40%, 11/29/2043	1,145,000	1,344,689
NYU Langone Hospitals
3.38%, 07/01/2055	1,270,000	1,230,964
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,967,683
Pepperdine University
3.30%, 12/01/2059	1,440,000	1,369,787
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400,000	3,478,373
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,341,909
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480,000	3,245,804
3.30%, 07/15/2056	4,420,000	4,806,870
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,276,140
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223,000	242,506
3.50%, 03/30/2025	4,820,000	5,224,879
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,227,053
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,589,504
2.80%, 09/15/2050	1,655,000	1,434,318
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,548,197
Royalty Pharma Plc
0.75%, 09/02/2023(3)	7,105,000	7,097,943
1.20%, 09/02/2025(3)	2,080,000	2,036,977
1.75%, 09/02/2027(3)	2,080,000	2,019,868
3.30%, 09/02/2040(3)	1,720,000	1,658,080
3.55%, 09/02/2050(3)	1,765,000	1,681,956
Rush Obligated Group
3.92%, 11/15/2029	1,221,000	1,362,024
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	668,000	701,908
3.20%, 09/23/2026	3,626,000	3,906,499
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	14,280,260
Sysco Corp.
6.60%, 04/01/2050	2,576,000	3,720,699
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	1,785,000	1,726,390
3.18%, 07/09/2050	1,920,000	1,833,784
3.38%, 07/09/2060	1,210,000	1,161,538
Texas Health Resources
2.33%, 11/15/2050	970,000	793,886
4.33%, 11/15/2055	1,000,000	1,208,217
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	476,000	509,633
Tyson Foods, Inc.
4.88%, 08/15/2034	400,000	477,958
5.15%, 08/15/2044	588,000	722,216
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	870,138
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550,000	597,325
3.50%, 08/15/2039	1,675,000	1,803,049
4.63%, 07/15/2035	427,000	521,323
Universal Health Services, Inc.
2.65%, 10/15/2030(3)	1,520,000	1,467,583
University of Chicago
2.76%, 04/01/2045	1,575,000	1,515,362

University of Southern California
3.23%, 10/01/2120	1,370,000	1,226,580
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532,000	585,993
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,720,237
Viatris, Inc.
2.30%, 06/22/2027(3)	3,525,000	3,554,542
3.85%, 06/22/2040(3)	4,820,000	4,932,602
4.00%, 06/22/2050(3)	6,200,000	6,318,119
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530,000	1,339,411
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	6,000,000	6,500,806
3.55%, 03/20/2030	9,400,000	10,049,571
3.70%, 03/19/2023	407,000	430,469
Zoetis, Inc.
2.00%, 05/15/2030	1,590,000	1,532,066
3.00%, 09/12/2027	4,685,000	5,013,447

Total Consumer, Non-cyclical		755,924,937

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	404,271
2.75%, 10/03/2026(3)	600,000	636,846
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	520,180
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	817,144
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,743,776
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(3)	856,792	937,942
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	468,973

Total Diversified		5,529,132

Energy – 3.13%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	3,856,000	4,348,103
Aker BP ASA
2.88%, 01/15/2026(3)	2,326,000	2,402,131
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	354,073
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365,000	1,554,992
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600,000	731,143
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145,000	1,144,089
4.80%, 05/03/2029	960,000	1,061,226
5.95%, 06/01/2026	3,000,000	3,480,112
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,415,000	1,336,574
2.94%, 06/04/2051	3,935,000	3,509,566
3.02%, 01/16/2027	1,052,000	1,124,383
3.25%, 05/06/2022	262,000	270,335
3.79%, 02/06/2024	9,145,000	9,920,519
BP Capital Markets Plc
3.28%, 09/19/2027	2,309,000	2,493,801
3.51%, 03/17/2025	45,000	49,049
3.54%, 11/04/2024	700,000	764,387
Buckeye Partners LP
5.60%, 10/15/2044	2,000,000	1,929,000
5.85%, 11/15/2043	591,000	574,077
Canadian Natural Resources Ltd.
6.50%, 02/15/2037	118,000	149,779
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,701,982
5.40%, 06/15/2047	2,292,000	2,551,741
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	377,000	431,144
5.88%, 03/31/2025	5,900,000	6,723,404
Chevron USA, Inc.
3.25%, 10/15/2029	1,155,000	1,244,861
5.05%, 11/15/2044	3,740,000	4,744,126
5.25%, 11/15/2043	3,975,000	5,142,740
6.00%, 03/01/2041	386,000	535,318

Cimarex Energy Co.
3.90%, 05/15/2027	3,045,000	3,314,890
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	3,760,000	3,770,529
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,333,632
ConocoPhillips
2.40%, 02/15/2031(3)	1,310,000	1,292,584
3.75%, 10/01/2027(3)	1,000,000	1,104,957
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	693,915
Devon Energy Corp.
4.75%, 05/15/2042	1,557,000	1,651,837
5.60%, 07/15/2041	2,991,000	3,450,653
Diamondback Energy, Inc.
3.13%, 03/24/2031	2,292,000	2,288,208
3.25%, 12/01/2026	1,280,000	1,349,028
4.40%, 03/24/2051	1,526,000	1,563,338
4.75%, 05/31/2025	2,000,000	2,234,960
Ecopetrol SA
4.13%, 01/16/2025	383,000	408,814
5.38%, 06/26/2026	537,000	602,181
5.88%, 09/18/2023	395,000	436,277
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	972,806
4.95%, 05/15/2028	615,000	677,954
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,359,368
Energy Transfer Operating LP
4.05%, 03/15/2025	2,250,000	2,431,110
4.75%, 01/15/2026	5,011,000	5,563,950
5.00%, 05/15/2050	5,545,000	5,734,885
5.25%, 04/15/2029	5,631,000	6,409,694
6.05%, 06/01/2041	500,000	571,367
6.13%, 12/15/2045	810,000	931,776
6.25%, 04/15/2049	4,004,000	4,699,924
6.50%, 02/01/2042	3,200,000	3,816,114
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	3,153,824
5.70%, 10/01/2040(3)	557,000	657,872
ENI USA, Inc.
7.30%, 11/15/2027	400,000	519,009
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	977,710
Enterprise Products Operating LLC
3.70%, 02/15/2026	304,000	333,569
3.90%, 02/15/2024	3,400,000	3,684,177
4.85%, 08/15/2042	4,000,000	4,587,973
4.95%, 10/15/2054	177,000	203,670
5.75%, 03/01/2035	1,075,000	1,302,673
5.95%, 02/01/2041	201,000	257,375
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	258,483
EQM Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,034,420
4.75%, 07/15/2023	1,684,000	1,747,150
EQT Corp.
3.90%, 10/01/2027	805,000	821,100
Equinor ASA
2.88%, 04/06/2025	665,000	710,069
3.25%, 11/10/2024	508,000	549,922
3.70%, 04/06/2050	1,320,000	1,401,816
Exxon Mobil Corp.
2.99%, 03/19/2025	2,800,000	3,000,434
3.00%, 08/16/2039	2,035,000	1,980,859
3.10%, 08/16/2049	2,040,000	1,934,308
3.45%, 04/15/2051	3,380,000	3,413,299
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(3)	2,450,000	2,362,099
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(3)	610,000	637,884
6.51%, 03/07/2022(3)	1,140,000	1,193,945

Gray Oak Pipeline LLC
2.00%, 09/15/2023(3)	1,220,000	1,241,822
2.60%, 10/15/2025(3)	1,480,000	1,501,870
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,203,477
4.75%, 08/01/2043	565,000	600,749
4.85%, 11/15/2035	200,000	224,762
7.60%, 08/15/2096(3)	258,000	293,042
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,151,436
Hess Corp.
5.80%, 04/01/2047	1,761,000	2,099,866
6.00%, 01/15/2040	513,000	613,312
HollyFrontier Corp.
2.63%, 10/01/2023	250,000	257,598
5.88%, 04/01/2026	3,188,000	3,613,576
Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	2,542,849
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,786,556
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700,000	4,064,671
5.00%, 10/01/2021	4,875,000	4,927,241
6.95%, 01/15/2038	2,242,000	3,007,948
7.30%, 08/15/2033	1,650,000	2,246,859
7.50%, 11/15/2040	483,000	661,264
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,290,000	1,200,573
3.25%, 08/01/2050	1,430,000	1,250,337
3.60%, 02/15/2051	5,417,000	5,047,312
5.05%, 02/15/2046	600,000	678,245
7.80%, 08/01/2031	4,600,000	6,372,658
Magellan Midstream Partners LP
3.20%, 03/15/2025	386,000	405,140
4.20%, 12/01/2042	417,000	417,981
4.20%, 03/15/2045	5,725,000	5,588,370
4.20%, 10/03/2047	1,050,000	1,046,989
5.15%, 10/15/2043	441,000	502,228
Marathon Oil Corp.
2.80%, 11/01/2022	238,000	244,119
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,241,000	1,341,311
4.50%, 05/01/2023	1,919,000	2,058,195
4.50%, 04/01/2048	3,000,000	3,175,685
4.70%, 05/01/2025	11,119,000	12,496,788
4.75%, 12/15/2023	5,537,000	6,081,413
5.13%, 12/15/2026	5,979,000	6,977,124
MPLX LP
2.65%, 08/15/2030	9,160,000	8,976,395
4.13%, 03/01/2027	622,000	690,497
4.50%, 04/15/2038	8,016,000	8,757,046
4.70%, 04/15/2048	210,000	227,199
4.88%, 06/01/2025	3,000,000	3,379,039
5.20%, 03/01/2047	1,573,000	1,799,268
5.50%, 02/15/2049	1,665,000	1,956,079
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000,000	2,018,000
3.20%, 08/15/2026	3,000,000	2,878,530
6.45%, 09/15/2036	2,685,000	2,963,596
ONEOK Partners LP
3.38%, 10/01/2022	151,000	156,001
5.00%, 09/15/2023	3,923,000	4,257,638
6.20%, 09/15/2043	2,500,000	3,002,660
6.65%, 10/01/2036	1,050,000	1,316,910
ONEOK, Inc.
2.75%, 09/01/2024	8,370,000	8,780,752
3.10%, 03/15/2030	13,970,000	14,061,981
3.40%, 09/01/2029	925,000	951,755
4.50%, 03/15/2050	915,000	915,846
4.95%, 07/13/2047	1,850,000	1,937,949
Ovintiv Exploration, Inc.
5.75%, 01/30/2022	1,320,000	1,363,257
Petroleos Mexicanos
6.35%, 02/12/2048	4,537,000	3,737,354
6.49%, 01/23/2027	1,185,000	1,238,206

6.50%, 03/13/2027	1,090,000	1,139,050
6.50%, 01/23/2029	970,000	979,574
6.75%, 09/21/2047	4,518,000	3,841,204
6.88%, 08/04/2026	2,390,000	2,558,710
Petronas Energy Canada Ltd.
2.11%, 03/23/2028(3)	4,010,000	3,958,339
Phillips 66
4.88%, 11/15/2044	70,000	82,609
5.88%, 05/01/2042	3,000,000	3,858,845
Phillips 66 Partners LP
3.15%, 12/15/2029	655,000	664,405
3.55%, 10/01/2026	190,000	203,092
3.61%, 02/15/2025	560,000	599,116
4.90%, 10/01/2046	412,000	452,387
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330,000	2,162,388
2.15%, 01/15/2031	15,731,000	14,872,342
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800,000	2,791,765
4.65%, 10/15/2025	8,989,000	9,849,414
4.70%, 06/15/2044	3,880,000	3,691,650
5.15%, 06/01/2042	2,380,000	2,413,963
Reliance Industries Ltd.
5.40%, 02/14/2022(3)	1,115,000	1,158,283
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	11,120,301
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	1,700,000	1,935,020
5.88%, 06/30/2026	10,000,000	11,714,675
Saudi Arabian Oil Co.
1.25%, 11/24/2023(3)	352,000	354,423
1.63%, 11/24/2025(3)	653,000	657,650
3.25%, 11/24/2050(3)	1,948,000	1,762,842
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640,000	2,642,242
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	840,982
3.90%, 05/17/2028(3)	852,000	927,382
Shell International Finance BV
2.75%, 04/06/2030	3,300,000	3,408,063
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(3)	4,318,000	4,369,978
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(3)	428,000	488,666
8.00%, 03/01/2032	446,000	609,640
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000,000	3,230,442
5.95%, 09/25/2043	207,000	256,383
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,311,127
5.95%, 05/15/2035	350,000	437,483
6.80%, 05/15/2038	423,000	579,512
7.88%, 06/15/2026	543,000	692,691
Sunoco Logistics Partners Operations LP
4.95%, 01/15/2043	1,482,000	1,508,401
5.30%, 04/01/2044	200,000	210,697
5.40%, 10/01/2047	1,500,000	1,619,688
TC PipeLines LP
3.90%, 05/25/2027	5,457,000	5,919,530
4.38%, 03/13/2025	8,465,000	9,373,364
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030(3)	1,705,000	1,697,683
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	731,835
3.50%, 01/15/2028(3)	450,000	475,970
Total Capital International SA
2.99%, 06/29/2041	2,600,000	2,493,184
3.13%, 05/29/2050	2,465,000	2,320,607
3.46%, 07/12/2049	1,905,000	1,910,301
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000,000	1,148,629
4.88%, 01/15/2026	792,000	909,921
6.20%, 10/15/2037	573,000	742,916

Valero Energy Corp.
1.20%, 03/15/2024	2,070,000	2,076,237
2.15%, 09/15/2027	6,870,000	6,731,440
2.70%, 04/15/2023	1,455,000	1,510,438
3.40%, 09/15/2026	3,340,000	3,571,472
6.63%, 06/15/2037	5,000,000	6,505,358
7.50%, 04/15/2032	175,000	235,835
Williams Companies, Inc.
2.60%, 03/15/2031	10,119,000	9,890,584
3.90%, 01/15/2025	700,000	758,030
4.30%, 03/04/2024	2,500,000	2,720,992
4.85%, 03/01/2048	3,000,000	3,330,655
4.90%, 01/15/2045	7,000,000	7,753,629
5.40%, 03/04/2044	2,750,000	3,191,636
5.75%, 06/24/2044	2,500,000	3,061,982
6.30%, 04/15/2040	333,000	428,163
8.75%, 03/15/2032	936,000	1,372,638
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,485,242

Total Energy		530,254,065

Financials – 11.93%
ABN AMRO Bank NV
4.75%, 07/28/2025(3)	6,031,000	6,747,796
AerCap Ireland Capital DAC
2.88%, 08/14/2024	1,060,000	1,093,221
3.15%, 02/15/2024	5,315,000	5,537,934
3.30%, 01/23/2023	3,051,000	3,163,370
3.50%, 01/15/2025	333,000	349,196
4.13%, 07/03/2023	1,050,000	1,113,911
4.45%, 12/16/2021	1,260,000	1,289,021
4.50%, 09/15/2023	5,280,000	5,679,219
6.50%, 07/15/2025	2,585,000	3,013,537
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	1,140,000	1,107,241
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,900,495
3.20%, 09/16/2040(3)	915,000	900,182
3.60%, 04/09/2029(3)	795,000	854,052
3.90%, 04/06/2028(3)	1,000,000	1,090,432
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(2)(3)	1,265,000	1,374,937
4.75%, 10/12/2023(3)	3,500,000	3,825,210
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,325,327
Air Lease Corp.
2.88%, 01/15/2026	1,300,000	1,348,904
3.25%, 03/01/2025	710,000	748,089
3.25%, 10/01/2029	3,950,000	3,962,492
3.38%, 07/01/2025	1,835,000	1,938,280
3.88%, 07/03/2023	2,500,000	2,658,077
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190,000	1,081,951
2.00%, 05/18/2032	2,180,000	2,025,162
3.00%, 05/18/2051	5,525,000	5,030,077
3.80%, 04/15/2026	338,000	372,978
4.00%, 02/01/2050	1,451,000	1,548,040
American Express Co.
4.20%, 11/06/2025	1,400,000	1,582,296
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,555,284
American International Group, Inc.
3.88%, 01/15/2035	376,000	408,857
3.90%, 04/01/2026	1,370,000	1,512,863
4.13%, 02/15/2024	107,000	117,099
4.50%, 07/16/2044	5,506,000	6,233,981
American Tower Corp.
1.50%, 01/31/2028	2,660,000	2,536,849
1.88%, 10/15/2030	2,485,000	2,324,756
2.10%, 06/15/2030	1,300,000	1,237,071
2.25%, 01/15/2022	600,000	608,378
2.90%, 01/15/2030	120,000	121,986
2.95%, 01/15/2051	875,000	773,557
3.10%, 06/15/2050	1,340,000	1,231,822
3.38%, 10/15/2026	506,000	547,211
3.70%, 10/15/2049	2,065,000	2,087,253
3.80%, 08/15/2029	2,500,000	2,721,888

American Tower Trust
3.07%, 03/15/2023(3)	2,900,000	2,934,100
AmFam Holdings, Inc.
2.81%, 03/11/2031(3)	5,000,000	4,960,589
AmSouth Bancorp
6.75%, 11/01/2025	527,000	643,491
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(3)	500,000	543,777
Aon Corp.
2.80%, 05/15/2030	5,569,000	5,690,906
Aon Plc
3.50%, 06/14/2024	815,000	875,636
4.00%, 11/27/2023	5,000,000	5,384,255
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,200,276
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,309,772
Athene Global Funding
0.95%, 01/08/2024(3)	3,000,000	2,997,773
2.95%, 11/12/2026(3)	8,370,000	8,790,074
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(2)(3)	4,590,000	4,314,325
4.40%, 05/19/2026(3)	1,816,000	2,035,079
4.50%, 03/19/2024(3)	9,000,000	9,886,529
Aviation Capital Group LLC
3.88%, 05/01/2023(3)	780,000	814,148
5.50%, 12/15/2024(3)	1,745,000	1,951,154
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(3)	1,430,000	1,367,813
2.88%, 02/15/2025(3)	1,000,000	996,313
3.63%, 05/01/2022(3)	1,000,000	1,019,702
3.95%, 07/01/2024(3)	2,000,000	2,090,802
4.25%, 04/15/2026(3)	1,710,000	1,791,082
4.38%, 05/01/2026(3)	790,000	825,861
5.25%, 05/15/2024(3)	2,790,000	3,013,556
5.50%, 01/15/2023(3)	5,969,000	6,334,194
5.50%, 01/15/2026(3)	3,000,000	3,319,191
Banco Nacional de Panama
2.50%, 08/11/2030(3)	2,750,000	2,552,000
Banco Santander SA
1.34% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	1,014,063
1.85%, 03/25/2026	13,200,000	13,174,711
2.75%, 05/28/2025	1,600,000	1,671,727
2.75%, 12/03/2030	1,400,000	1,333,535
3.13%, 02/23/2023	2,200,000	2,301,682
3.50%, 04/11/2022	5,000,000	5,151,069
3.85%, 04/12/2023	2,400,000	2,552,114
5.18%, 11/19/2025	1,500,000	1,701,717
Bank of America Corp.
1.32% (Secured Overnight Financing Rate + 1.15%), 06/19/2026(2)	950,000	947,102
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(2)	1,285,000	1,207,051
2.46% (Secured Overnight Financing Rate + 1.13%), 10/22/2025(2)	2,000,000	2,096,380
2.50% (Secured Overnight Financing Rate + 1.25%), 02/13/2031(2)	2,965,000	2,937,701
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(2)	11,813,000	11,788,337
2.63%, 04/19/2021	2,500,000	2,502,321
2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(2)	13,584,000	12,717,097
2.88% (Secured Overnight Financing Rate + 1.45%), 10/22/2030(2)	5,130,000	5,273,817
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	15,679,000	16,306,864
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,000,000	5,336,180
3.25%, 10/21/2027	5,800,000	6,235,484
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,614,877
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)	1,640,000	1,761,163
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	4,105,000	4,331,080
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	11,809,000	12,850,232
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,465,337
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	4,922,078
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	10,000,000	10,986,119
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	8,174,000	8,754,950
3.95%, 04/21/2025	5,201,000	5,702,679
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	2,820,000	3,129,877
4.00%, 01/22/2025	5,349,000	5,857,743
4.20%, 08/26/2024	4,140,000	4,566,236
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,686,461

4.30% (Secured Overnight Financing Rate + 2.93%), 07/28/2169(2)	3,075,000	3,086,531
4.45%, 03/03/2026	7,140,000	8,025,480
6.11%, 01/29/2037	3,580,000	4,740,600
7.75%, 05/14/2038	137,000	210,222
Bank of Montreal
1.85%, 05/01/2025	1,950,000	1,998,797
3.30%, 02/05/2024	1,200,000	1,287,157
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	7,872,680
4.34% (5 Year Swap Rate USD + 1.28%), 10/05/2028(2)	2,070,000	2,241,571
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,045,492
3.00%, 02/24/2025	5,360,000	5,744,281
3.30%, 08/23/2029	241,000	258,573
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	1,022,222
Bank of Nova Scotia
1.63%, 05/01/2023	4,092,000	4,195,286
2.20%, 02/03/2025	2,478,000	2,570,201
Banque Federative du Credit Mutuel SA
3.75%, 07/20/2023(3)	1,650,000	1,767,513
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(2)	3,434,000	3,431,174
3.65%, 03/16/2025	2,522,000	2,710,571
3.68%, 01/10/2023	10,650,000	10,893,193
3.81% (1 Year CMT Index + 1.70%), 03/10/2042(2)	4,070,000	3,987,124
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	4,500,000	4,857,129
4.34%, 01/10/2028	2,360,000	2,619,041
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,376,328
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,817,109
5.20%, 05/12/2026	500,000	565,105
BBVA USA
2.50%, 08/27/2024	1,615,000	1,697,640
3.88%, 04/10/2025	7,840,000	8,565,941
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	6,114,000	5,635,225
4.30%, 05/15/2043	322,000	379,717
4.40%, 05/15/2042	1,524,000	1,810,896
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	195,767
Blackstone Secured Lending Fund
3.65%, 07/14/2023(3)	2,110,000	2,200,034
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(2)(3)	6,400,000	6,259,146
1.90% (Secured Overnight Financing Rate + 1.61%), 09/30/2028(2)(3)	6,280,000	6,172,677
2.22% (Secured Overnight Financing Rate + 2.07%), 06/09/2026(2)(3)	1,400,000	1,435,584
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(2)(3)	2,000,000	1,881,002
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(2)(3)	4,000,000	4,210,626
2.82%, 01/26/2041(3)	4,900,000	4,406,294
3.38%, 01/09/2025(3)	10,725,000	11,512,843
3.50%, 03/01/2023(3)	430,000	453,359
3.80%, 01/10/2024(3)	1,600,000	1,724,540
4.40%, 08/14/2028(3)	725,000	825,940
BNZ International Funding Ltd.
2.65%, 11/03/2022(3)	1,516,000	1,568,302
3.38%, 03/01/2023(3)	6,000,000	6,333,123
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,563,667
2.75%, 09/18/2022(3)	780,000	795,375
Boston Properties LP
3.13%, 09/01/2023	300,000	315,820
3.20%, 01/15/2025	1,139,000	1,217,892
3.65%, 02/01/2026	557,000	607,985
BPCE SA
1.00%, 01/20/2026(3)	3,225,000	3,146,962
1.65% (Secured Overnight Financing Rate + 1.52%), 10/06/2026(2)(3)	1,566,000	1,562,342
2.28% (Secured Overnight Financing Rate + 1.31%), 01/20/2032(2)(3)	10,100,000	9,765,293
2.75%, 01/11/2023(3)	1,000,000	1,039,237
3.25%, 01/11/2028(3)	7,815,000	8,249,914
4.50%, 03/15/2025(3)	2,000,000	2,202,628
4.63%, 07/11/2024(3)	1,300,000	1,433,992
5.15%, 07/21/2024(3)	2,800,000	3,134,497
5.70%, 10/22/2023(3)	3,645,000	4,072,723

Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930,000	1,893,745
3.85%, 02/01/2025	1,100,000	1,190,144
4.05%, 07/01/2030	2,286,000	2,462,390
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	846,053
4.70%, 09/20/2047	769,000	876,942
4.85%, 03/29/2029	875,000	1,011,139
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150,000	3,989,891
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,302,342
Capital One Financial Corp.
3.20%, 02/05/2025	726,000	773,959
3.75%, 04/24/2024	824,000	891,227
3.75%, 07/28/2026	960,000	1,043,007
3.90%, 01/29/2024	14,251,000	15,407,874
4.20%, 10/29/2025	400,000	442,732
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880,000	10,132,517
Charles Schwab Corp.
1.65%, 03/11/2031	11,130,000	10,396,245
3.20%, 03/02/2027	1,700,000	1,847,451
3.23%, 09/01/2022	165,000	171,507
4.00% (5 Year CMT Index + 3.17%), 06/01/2169(2)	3,225,000	3,272,730
4.00% (10 year CMT Index + 3.08%), 03/01/2170(2)	1,190,000	1,169,770
Citigroup, Inc.
1.12% (Secured Overnight Financing Rate + 0.77%), 01/28/2027(2)	36,088,000	35,300,220
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(2)	6,311,000	6,306,065
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	2,500,000	2,575,140
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	2,276,000	2,323,250
3.20%, 10/21/2026	905,000	972,493
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	3,846,000	4,160,180
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	4,625,000	5,058,006
3.70%, 01/12/2026	9,150,000	10,049,655
3.88% (5 Year CMT Index + 3.42%), 05/18/2169(2)	3,970,000	3,951,460
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	14,855,000	16,328,365
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(2)	3,490,000	3,863,618
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(2)	1,111,000	1,235,988
4.30%, 11/20/2026	5,442,000	6,070,404
4.40%, 06/10/2025	12,181,000	13,535,800
4.45%, 09/29/2027	7,467,000	8,427,155
4.65%, 07/23/2048	1,878,000	2,304,433
6.63%, 01/15/2028	387,000	488,996
Citizens Bank N.A.
3.70%, 03/29/2023	1,370,000	1,451,479
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	188,903
2.64%, 09/30/2032(3)	343,000	328,423
3.25%, 04/30/2030	5,000,000	5,309,228
CNA Financial Corp.
3.45%, 08/15/2027	820,000	893,501
3.95%, 05/15/2024	303,000	329,155
7.25%, 11/15/2023	7,470,000	8,719,171
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,120,800
Commonwealth Bank of Australia
3.74%, 09/12/2039(3)	5,000,000	5,220,160
Cooperatieve Rabobank UA
3.88%, 02/08/2022	4,000,000	4,121,565
4.38%, 08/04/2025	570,000	631,249
4.63%, 12/01/2023	5,635,000	6,175,477
5.80%, 09/30/2110(3)	361,000	483,031
Credit Agricole SA
1.25% (Secured Overnight Financing Rate + 0.89%), 01/26/2027(2)(3)	27,806,000	27,195,622
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(2)(3)	6,715,000	6,808,111
2.81%, 01/11/2041(3)	1,485,000	1,345,904
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,359,935
4.38%, 03/17/2025(3)	305,000	334,740
Credit Suisse AG/New York NY
0.50%, 02/02/2024	3,100,000	3,065,025
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(2)(3)	2,390,000	2,314,090
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(2)(3)	1,020,000	1,036,585
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,503,617
3.57%, 01/09/2023(3)	3,216,000	3,282,056

3.80%, 06/09/2023	8,500,000	9,019,183
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,000,000	2,144,542
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(2)(3)	2,886,000	3,139,460
4.28%, 01/09/2028(3)	3,973,000	4,367,952
4.55%, 04/17/2026	1,500,000	1,678,142
Crown Castle International Corp.
2.25%, 01/15/2031	2,585,000	2,484,566
4.00%, 03/01/2027	261,000	289,021
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2170(2)(3)	1,179,000	1,264,831
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	875,471
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(2)(3)	4,448,000	4,472,319
2.70%, 03/02/2022(3)	542,000	553,149
Deutsche Bank AG
3.30%, 11/16/2022	3,000,000	3,115,517
3.70%, 05/30/2024	850,000	908,915
3.70%, 05/30/2024	2,063,000	2,203,509
4.25%, 10/14/2021	4,165,000	4,242,464
Deutsche Bank AG/New York NY
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(2)(7)	6,700,000	6,716,859
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(2)	2,835,000	2,910,036
3.95%, 02/27/2023	5,000,000	5,280,789
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	533,480
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	509,307
Discover Bank
3.35%, 02/06/2023	2,000,000	2,092,428
3.45%, 07/27/2026	4,802,000	5,196,594
4.20%, 08/08/2023	6,305,000	6,802,962
4.65%, 09/13/2028	4,000,000	4,569,764
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,150,555
4.10%, 02/09/2027	3,471,000	3,852,145
DNB Bank ASA
1.13% (5 Year CMT Index + 0.85%), 09/16/2026(2)(3)	4,000,000	3,942,280
Duke Realty LP
2.88%, 11/15/2029	800,000	820,983
3.25%, 06/30/2026	203,000	219,431
3.63%, 04/15/2023	7,744,000	8,142,373
Equinix, Inc.
2.90%, 11/18/2026	2,580,000	2,721,043
Essex Portfolio LP
1.65%, 01/15/2031	910,000	825,772
1.70%, 03/01/2028	15,224,000	14,657,082
2.65%, 03/15/2032	1,740,000	1,712,029
Federal Realty Investment Trust
3.50%, 06/01/2030	6,004,000	6,290,860
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(3)	5,000,000	5,141,287
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,529,926
FMR LLC
4.95%, 02/01/2033(3)	250,000	305,603
6.45%, 11/15/2039(3)	258,000	356,723
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,075,090
GE Capital Funding LLC
4.05%, 05/15/2027(3)	4,000,000	4,457,054
4.40%, 05/15/2030(3)	10,821,000	12,251,023
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	21,250,000	24,326,150
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,448,703
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	170,295
Goldman Sachs Group, Inc.
0.86% (Secured Overnight Financing Rate + 0.61%), 02/12/2026(2)	3,150,000	3,096,143
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(2)	5,125,000	5,079,112
1.99% (Secured Overnight Financing Rate + 1.09%), 01/27/2032(2)	7,395,000	7,018,189
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	6,425,000	6,510,445
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	6,350,000	6,537,603

3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	5,998,460
3.50%, 01/23/2025	6,509,000	7,024,189
3.50%, 11/16/2026	1,700,000	1,842,549
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	9,911,000	10,844,248
3.75%, 05/22/2025	1,305,000	1,424,596
3.75%, 02/25/2026	9,005,000	9,892,554
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	6,655,000	7,465,687
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	8,104,000	9,445,383
5.15%, 05/22/2045	4,000,000	4,999,881
6.75%, 10/01/2037	2,170,000	3,067,558
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	221,355
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	915,569
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	760,592
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(3)	1,824,000	1,939,462
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,610,000	6,517,485
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610,000	5,485,638
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000,000	1,038,642
4.30%, 04/15/2043	1,080,000	1,214,485
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380,000	1,284,910
3.75%, 07/01/2027	1,734,000	1,919,104
Healthpeak Properties, Inc.
3.40%, 02/01/2025	662,000	711,349
3.50%, 07/15/2029	1,742,000	1,867,320
HSBC Holdings Plc
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(2)	2,500,000	2,460,300
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(2)	3,585,000	3,522,826
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(2)	2,580,000	2,482,932
3.60%, 05/25/2023	1,000,000	1,064,233
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	6,829,000	7,374,294
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,388,503
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	1,000,000	1,082,105
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	3,161,000	3,460,513
4.25%, 03/14/2024	1,000,000	1,088,355
4.25%, 08/18/2025	1,009,000	1,109,452
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,747,900
4.30%, 03/08/2026	1,000,000	1,119,413
6.10%, 01/14/2042	1,060,000	1,463,145
HSBC USA, Inc.
9.13%, 05/15/2021	75,000	75,651
Huntington Bancshares, Inc.
2.55%, 02/04/2030	1,650,000	1,654,161
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,159,131
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(2)(3)	1,940,000	1,929,990
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(2)	705,000	705,407
3.15%, 03/29/2022	4,000,000	4,110,222
4.10%, 10/02/2023	3,175,000	3,437,301
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,583,230
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	468,372
8.63%, 01/15/2022	1,200,000	1,273,253
Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	11,336,481
Invesco Finance Plc
3.75%, 01/15/2026	4,249,000	4,665,239
4.00%, 01/30/2024	2,489,000	2,719,601
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	821,113
3.05%, 04/29/2026(3)	473,000	506,743
3.25%, 01/30/2024(3)	460,000	490,926
Jefferies Group LLC
5.13%, 01/20/2023	9,100,000	9,813,637
6.25%, 01/15/2036	155,000	199,239
6.45%, 06/08/2027	428,000	533,492

John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	857,008
JP Morgan Chase & Co.
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(2)	7,253,000	6,874,117
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(2)	15,142,000	15,299,789
2.95%, 10/01/2026	5,000,000	5,348,091
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(2)	1,474,000	1,443,579
3.13%, 01/23/2025	13,475,000	14,436,879
3.20%, 06/15/2026	3,989,000	4,312,268
3.30%, 04/01/2026	1,870,000	2,034,694
3.38%, 05/01/2023	3,800,000	4,022,094
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,478,425
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	6,232,000	6,872,687
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2169(2)	4,275,000	4,233,319
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,587,218
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	5,967,820
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	11,065,163
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2169(2)	1,985,000	2,007,331
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2170(2)	5,010,000	5,179,088
KeyBank N.A.
3.18%, 05/22/2022	567,000	584,302
KeyCorp
4.15%, 10/29/2025	950,000	1,064,305
LeasePlan Corp. NV
2.88%, 10/24/2024(3)	5,500,000	5,782,592
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(3)	6,769,000	6,982,522
4.25%, 06/15/2023(3)	72,000	77,739
4.57%, 02/01/2029(3)	2,301,000	2,667,962
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(3)	100,000	144,466
8.50%, 05/15/2025(3)	700,000	849,074
Life Storage LP
2.20%, 10/15/2030	2,630,000	2,484,323
4.00%, 06/15/2029	1,831,000	1,983,490
Lincoln National Corp.
7.00%, 06/15/2040	1,715,000	2,465,417
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	2,280,000	2,263,425
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	9,273,086
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	1,079,827
3.75%, 01/11/2027	2,000,000	2,193,508
4.05%, 08/16/2023	3,000,000	3,236,077
4.38%, 03/22/2028	949,000	1,065,145
4.45%, 05/08/2025	855,000	955,604
4.50%, 11/04/2024	2,010,000	2,234,216
4.58%, 12/10/2025	550,000	614,093
LSEGA Financing Plc
2.00%, 04/06/2028(3)	4,565,000	4,514,604
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(2)(3)	2,090,000	2,001,358
4.00%, 07/29/2025(3)	500,000	554,005
Macquarie Group Ltd.
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,245,220
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	1,395,000	1,517,314
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,131,413
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	5,139,063
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	2,101,694
Markel Corp.
3.63%, 03/30/2023	400,000	423,761
4.15%, 09/17/2050	655,000	720,290
5.00%, 04/05/2046	1,265,000	1,538,798
Marsh & McLennan Companies, Inc.
4.80%, 07/15/2021	5,000,000	5,002,189
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(3)	2,690,000	2,625,533
4.90%, 04/01/2077(3)	5,000,000	5,935,095
7.63%, 11/15/2023(3)	550,000	617,680
MassMutual Global Funding II
2.75%, 06/22/2024(3)	700,000	744,471
MBIA Insurance Corp.
11.50% (3 Month LIBOR USD + 11.26%), 01/15/2033(2)(3)	86,000	38,700

MetLife, Inc.
4.88%, 11/13/2043	3,000,000	3,768,699
6.40%, 12/15/2036	3,530,000	4,430,317
Metropolitan Life Global Funding I
3.00%, 01/10/2023(3)	407,000	425,698
3.00%, 09/19/2027(3)	1,180,000	1,272,546
3.88%, 04/11/2022(3)	1,480,000	1,534,388
Mid-America Apartments LP
1.70%, 02/15/2031	1,330,000	1,221,848
4.00%, 11/15/2025	1,500,000	1,664,375
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(2)	13,900,000	13,914,112
2.05%, 07/17/2030	2,940,000	2,829,712
2.19%, 02/25/2025	5,000,000	5,157,496
2.53%, 09/13/2023	481,000	502,875
2.67%, 07/25/2022	800,000	822,767
3.00%, 02/22/2022	206,000	210,784
3.41%, 03/07/2024	2,520,000	2,705,800
3.46%, 03/02/2023	4,000,000	4,217,686
3.75%, 07/18/2039	1,615,000	1,732,797
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	784,331
3.96%, 09/19/2023(3)	2,730,000	2,946,122
Mizuho Bank Ltd.
3.60%, 09/25/2024(3)	1,250,000	1,363,680
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(2)	2,378,000	2,314,968
1.24% (Secured Overnight Financing Rate + 1.25%), 07/10/2024(2)(4)	1,480,000	1,495,569
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(2)	9,000,000	8,639,849
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(2)	1,740,000	1,789,062
2.60%, 09/11/2022	3,500,000	3,601,964
2.87% (Secured Overnight Financing Rate + 1.57%), 09/13/2030(2)	1,620,000	1,652,381
2.95%, 02/28/2022	2,000,000	2,047,017
Morgan Stanley
0.53% (Secured Overnight Financing Rate + 0.46%), 01/25/2024(2)	3,170,000	3,164,222
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(2)	2,440,000	2,277,395
1.93% (Secured Overnight Financing Rate + 1.02%), 04/28/2032(2)	13,945,000	13,173,914
2.19% (Secured Overnight Financing Rate + 1.99%), 04/28/2026(2)	9,020,000	9,319,755
2.50%, 04/21/2021	2,000,000	2,001,960
2.72% (Secured Overnight Financing Rate + 1.15%), 07/22/2025(2)	873,000	920,944
2.75%, 05/19/2022	5,000,000	5,135,275
2.80% (Secured Overnight Financing Rate + 1.43%), 01/25/2052(2)	2,283,000	2,101,424
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,412,472
3.63%, 01/20/2027	9,380,000	10,292,215
3.70%, 10/23/2024	2,029,000	2,221,265
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,560,653
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,780,738
3.88%, 04/29/2024	2,050,000	2,239,415
3.88%, 01/27/2026	3,125,000	3,474,807
3.95%, 04/23/2027	14,190,000	15,702,302
4.10%, 05/22/2023	3,460,000	3,699,881
4.35%, 09/08/2026	930,000	1,050,765
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(2)	2,304,000	2,638,104
5.00%, 11/24/2025	4,959,000	5,699,291
MUFG Bank Ltd.
3.75%, 03/10/2024(3)	3,215,000	3,494,372
4.10%, 09/09/2023(3)	239,000	259,050
National Australia Bank Ltd.
2.33%, 08/21/2030(3)	7,300,000	6,895,871
2.65%, 01/14/2041(3)	1,255,000	1,114,738
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,467,866
National Retail Properties, Inc.
3.50%, 10/15/2027	400,000	430,652
3.60%, 12/15/2026	700,000	758,745
3.90%, 06/15/2024	1,310,000	1,423,468
Nationwide Building Society
1.00%, 08/28/2025(3)	1,085,000	1,066,913
4.00%, 09/14/2026(3)	9,650,000	10,571,214
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	11,684,302
Natwest Group Plc
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(2)	1,833,000	1,948,167
3.88%, 09/12/2023	1,300,000	1,394,091
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,670,669
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	599,101

4.80%, 04/05/2026	3,017,000	3,421,654
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	5,490,000	6,254,437
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	8,102,038
NatWest Markets Plc
2.38%, 05/21/2023(3)	4,188,000	4,342,876
New York Life Global Funding
3.00%, 01/10/2028(3)	2,022,000	2,155,615
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	4,986,014
Nomura Holdings, Inc.
1.85%, 07/16/2025	5,000,000	4,989,435
2.65%, 01/16/2025	2,597,000	2,686,169
2.68%, 07/16/2030	1,550,000	1,521,973
Nordea Bank Abp
3.75%, 08/30/2023(3)	4,000,000	4,303,320
4.25%, 09/21/2022(3)	12,865,000	13,541,340
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	440,898
Office Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,287,035
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,027,227
3.88%, 03/20/2027(3)	1,044,000	1,144,877
ORIX Corp.
3.25%, 12/04/2024	1,500,000	1,619,926
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	802,031
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(3)	655,000	684,069
5.25%, 08/15/2022(3)	9,135,000	9,590,094
5.50%, 02/15/2024(3)	1,960,000	2,130,587
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,693,871
PNC Bank N.A.
4.20%, 11/01/2025	322,000	363,831
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,137,725
Private Export Funding Corp.
2.80%, 05/15/2022	1,200,000	1,233,817
3.25%, 06/15/2025	1,280,000	1,393,017
3.55%, 01/15/2024	2,489,000	2,703,460
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2169(2)	780,000	811,434
Prologis LP
1.25%, 10/15/2030	10,115,000	9,175,516
3.25%, 10/01/2026	303,000	331,648
Protective Life Corp.
4.30%, 09/30/2028(3)	4,500,000	4,941,625
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231,000	1,331,864
6.63%, 06/21/2040	5,995,000	8,640,734
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,145,856
Realty Income Corp.
1.80%, 03/15/2033	1,320,000	1,212,147
3.25%, 01/15/2031	1,740,000	1,836,701
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,237,764
Royal Bank of Canada
2.25%, 11/01/2024	2,770,000	2,903,538
Santander UK Group Holdings Plc
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	873,457
4.75%, 09/15/2025(3)	1,810,000	2,005,965
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,544,216
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,475,382
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(2)(3)	1,865,000	1,960,581
SITE Centers Corp.
4.70%, 06/01/2027	368,000	401,950

Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(2)(3)	19,302,000	18,966,518
2.63%, 10/16/2024(3)	2,485,000	2,592,801
2.63%, 01/22/2025(3)	9,980,000	10,344,475
3.00%, 01/22/2030(3)	1,689,000	1,705,059
3.25%, 01/12/2022(3)	7,000,000	7,150,206
3.63%, 03/01/2041(3)	6,000,000	5,771,900
3.88%, 03/28/2024(3)	1,000,000	1,078,548
4.25%, 04/14/2025(3)	2,880,000	3,118,537
5.00%, 01/17/2024(3)	860,000	938,787
SouthTrust Bank
7.69%, 05/15/2025	253,000	308,217
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(2)(3)	1,789,000	1,792,553
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(2)(3)	8,645,000	8,438,513
2.74% (3 Month LIBOR USD + 1.20%), 09/10/2022(2)(3)	800,000	807,079
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(2)(3)	1,360,000	1,413,998
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,320,407
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(2)(3)	800,000	862,498
5.20%, 01/26/2024(3)	609,000	667,477
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	7,002,578
State Street Corp.
2.20%, 03/03/2031	14,130,000	13,770,343
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,072,500
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250,000	268,650
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	3,668,000	3,669,611
2.13%, 07/08/2030	2,650,000	2,558,111
2.14%, 09/23/2030	4,063,000	3,808,834
2.63%, 07/14/2026	644,000	675,318
2.78%, 10/18/2022	5,650,000	5,843,860
3.04%, 07/16/2029	5,005,000	5,204,194
3.10%, 01/17/2023	1,033,000	1,081,012
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(3)	3,871,000	3,878,056
Synchrony Financial
3.75%, 08/15/2021	6,000,000	6,039,204
3.95%, 12/01/2027	1,500,000	1,616,183
4.50%, 07/23/2025	4,000,000	4,435,534
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(3)	3,360,000	3,776,708
4.90%, 09/15/2044(3)	200,000	244,573
6.85%, 12/16/2039(3)	218,000	314,610
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,588,933
6.13%, 08/15/2043	5,000,000	6,630,992
Truist Bank
3.30%, 05/15/2026	1,000,000	1,082,458
Truist Financial Corp.
1.27% (Secured Overnight Financing Rate + 0.61%), 03/02/2027(2)	4,859,000	4,800,966
2.85%, 10/26/2024	1,000,000	1,067,964
4.00%, 05/01/2025	424,000	468,618
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(2)	5,630,000	5,903,449
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(2)(3)	6,550,000	6,454,664
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(2)(3)	6,420,000	6,072,781
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,594,901
3.49%, 05/23/2023(3)	9,790,000	10,102,508
4.13%, 09/24/2025(3)	2,510,000	2,785,984
4.25%, 03/23/2028(3)	3,000,000	3,385,240
UDR, Inc.
1.90%, 03/15/2033	2,025,000	1,825,742
2.10%, 08/01/2032	1,430,000	1,328,649
2.95%, 09/01/2026	276,000	293,496
3.00%, 08/15/2031	415,000	421,919
3.20%, 01/15/2030	1,565,000	1,647,318
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(2)(3)	2,330,000	2,339,310
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(2)(3)	1,400,000	1,550,122
6.57%, 01/14/2022(3)	2,500,000	2,606,146
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(2)(3)	715,000	842,313
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	766,082

Ventas Realty LP
3.50%, 02/01/2025	251,000	271,025
3.75%, 05/01/2024	382,000	412,172
3.85%, 04/01/2027	677,000	748,085
4.13%, 01/15/2026	449,000	503,151
Vornado Realty LP
3.50%, 01/15/2025	800,000	843,253
WEA Finance LLC
3.15%, 04/05/2022(3)	1,243,000	1,267,592
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)	4,525,000	4,668,023
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(2)	2,980,000	3,054,184
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(2)	12,110,000	12,175,574
3.00%, 04/22/2026	5,000,000	5,343,064
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(2)	3,900,000	3,824,367
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	11,319,000	12,131,970
3.55%, 09/29/2025	700,000	763,000
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(2)	7,238,000	7,891,342
3.90% (5 Year CMT Index + 3.45%), 03/15/2170(2)	2,240,000	2,262,176
4.10%, 06/03/2026	3,749,000	4,166,960
4.30%, 07/22/2027	729,000	823,988
4.40%, 06/14/2046	626,000	697,396
4.65%, 11/04/2044	675,000	777,387
4.75%, 12/07/2046	1,343,000	1,585,130
4.90%, 11/17/2045	3,064,000	3,677,429
5.38%, 11/02/2043	317,000	396,529
Welltower, Inc.
2.70%, 02/15/2027	497,000	518,240
3.10%, 01/15/2030	1,085,000	1,115,156
6.50%, 03/15/2041	700,000	934,070
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,332,172
Westpac Banking Corp.
4.42%, 07/24/2039	1,010,000	1,134,914
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	702,204
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	9,291,200
WP Carey, Inc.
2.40%, 02/01/2031	1,800,000	1,722,268
4.25%, 10/01/2026	3,404,000	3,822,243
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	4,013,145
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,469,814

Total Financials		2,021,318,616

Industrials – 1.97%
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	391,333
Airbus SE
3.15%, 04/10/2027(3)	736,000	782,686
3.95%, 04/10/2047(3)	150,000	158,811
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,121,775
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,673,999
Arrow Electronics, Inc.
3.25%, 09/08/2024	219,000	234,022
3.50%, 04/01/2022	965,000	987,607
3.88%, 01/12/2028	221,000	239,824
4.50%, 03/01/2023	183,000	194,245
BAE Systems Plc
1.90%, 02/15/2031(3)	6,886,000	6,461,475
3.00%, 09/15/2050(3)	754,000	686,240
5.80%, 10/11/2041(3)	400,000	535,449
Berry Global, Inc.
1.57%, 01/15/2026(3)	17,410,000	17,135,270
Boeing Co.
1.17%, 02/04/2023	2,040,000	2,067,353
1.43%, 02/04/2024	4,150,000	4,202,690
1.95%, 02/01/2024	2,080,000	2,131,126
2.20%, 02/04/2026	19,535,000	19,474,422
2.75%, 02/01/2026	2,010,000	2,069,030
2.85%, 10/30/2024	3,650,000	3,819,522
3.10%, 05/01/2026	1,529,000	1,619,611

3.25%, 03/01/2028	2,061,000	2,108,774
3.30%, 03/01/2035	1,410,000	1,339,025
3.63%, 02/01/2031	4,745,000	4,964,240
3.95%, 08/01/2059	4,825,000	4,638,323
4.51%, 05/01/2023	4,899,000	5,243,811
4.88%, 05/01/2025	10,225,000	11,385,006
5.15%, 05/01/2030	8,357,000	9,625,137
5.71%, 05/01/2040	1,555,000	1,902,895
5.81%, 05/01/2050	997,000	1,255,174
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530,000	531,605
3.55%, 02/15/2050	517,000	541,244
4.15%, 12/15/2048	1,682,000	1,922,946
4.38%, 09/01/2042	462,000	538,253
5.15%, 09/01/2043	389,000	500,254
5.40%, 06/01/2041	542,000	701,911
5.75%, 05/01/2040	373,000	499,273
6.15%, 05/01/2037	320,000	444,658
7.29%, 06/01/2036	134,000	199,561
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	683,961
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025,000	3,279,273
Carrier Global Corp.
3.38%, 04/05/2040	1,939,000	1,935,181
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,740,181
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	216,562
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	387,295
5.13%, 05/18/2045(3)	230,000	281,050
CSX Corp.
3.35%, 09/15/2049	305,000	299,362
4.65%, 03/01/2068	2,000,000	2,425,858
4.75%, 05/30/2042	175,000	211,137
4.75%, 11/15/2048	1,280,000	1,538,534
5.50%, 04/15/2041	402,000	520,315
Eaton Corp.
4.00%, 11/02/2032	143,000	162,009
5.80%, 03/15/2037	500,000	640,052
7.63%, 04/01/2024	206,000	239,336
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202,000	2,284,883
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,200,040
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/2050(3)	744,000	848,681
FedEx Corp.
4.95%, 10/17/2048	3,000,000	3,655,747
Flex Ltd.
3.75%, 02/01/2026	4,000,000	4,291,985
General Electric Co.
3.63%, 05/01/2030	1,535,000	1,652,680
5.55%, 01/05/2026	1,384,000	1,640,405
5.88%, 01/14/2038	289,000	373,985
Graphic Packaging International LLC
0.82%, 04/15/2024(3)	6,170,000	6,152,235
1.51%, 04/15/2026(3)	11,485,000	11,405,295
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	703,355
3.88%, 03/01/2026	1,380,000	1,524,115
John Deere Capital Corp.
2.25%, 09/14/2026	970,000	1,015,892
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,120
4.95%, 07/02/2064(1)	928,000	1,121,768
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000,000	14,882,529
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970,000	1,845,119
3.83%, 04/27/2025	1,820,000	1,993,203
4.85%, 04/27/2035	1,000,000	1,212,333

Lennox International, Inc.
1.70%, 08/01/2027	2,000,000	1,967,413
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811,000	884,258
3.50%, 12/15/2027	6,165,000	6,749,417
4.25%, 07/02/2024	1,705,000	1,868,787
6.25%, 05/01/2037	107,000	136,572
Masco Corp.
2.00%, 10/01/2030	760,000	722,699
6.50%, 08/15/2032	1,240,000	1,605,763
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	4,009,250
5.50%, 07/31/2047(3)	3,902,000	3,872,735
Norfolk Southern Corp.
3.95%, 10/01/2042	332,000	364,345
4.05%, 08/15/2052	1,100,000	1,212,765
4.80%, 08/15/2043	1,273,000	1,457,834
5.59%, 05/17/2025	6,000	7,041
7.80%, 05/15/2027	1,705,000	2,284,554
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	917,684
3.25%, 01/15/2028	250,000	268,185
3.85%, 04/15/2045	195,000	209,837
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,837,497
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430,000	3,454,680
Pactiv LLC
7.95%, 12/15/2025	34,000	37,995
Parker-Hannifin Corp.
4.10%, 03/01/2047	583,000	647,260
4.45%, 11/21/2044	333,000	381,393
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(3)	7,300,000	7,170,629
2.70%, 03/14/2023(3)	220,000	228,168
3.95%, 03/10/2025(3)	7,000,000	7,641,780
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	86,953
4.38%, 06/15/2045	415,000	468,363
Raytheon Technologies Corp.
3.20%, 03/15/2024	409,000	437,107
3.75%, 11/01/2046	1,130,000	1,204,398
4.15%, 05/15/2045	1,683,000	1,859,093
4.35%, 04/15/2047	970,000	1,104,629
4.50%, 06/01/2042	1,823,000	2,173,919
Republic Services, Inc.
1.45%, 02/15/2031	1,970,000	1,801,001
Siemens Financieringsmaatschappij NV
1.20%, 03/11/2026(3)	3,883,000	3,837,902
2.35%, 10/15/2026(3)	700,000	724,061
3.13%, 03/16/2024(3)	800,000	855,708
4.40%, 05/27/2045(3)	513,000	611,414
Stanley Black & Decker, Inc.
2.75%, 11/15/2050	7,855,000	7,152,098
Teledyne Technologies, Inc.
0.95%, 04/01/2024	7,281,000	7,251,294
2.25%, 04/01/2028	1,853,000	1,844,069
2.75%, 04/01/2031	21,360,000	21,282,260
Textron, Inc.
3.65%, 03/15/2027	4,975,000	5,357,632
Timken Co.
3.88%, 09/01/2024	1,000,000	1,070,540
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,175,175
Union Pacific Corp.
2.97%, 09/16/2062(3)	3,785,000	3,369,986
4.10%, 09/15/2067	200,000	214,225
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,414,938
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000,000	5,388,753
4.38%, 08/15/2023	322,000	343,158
WestRock MWV LLC
8.20%, 01/15/2030	537,000	736,873

WRKCo, Inc.
3.75%, 03/15/2025	1,300,000	1,418,602
Xylem, Inc.
1.95%, 01/30/2028	2,170,000	2,166,396
2.25%, 01/30/2031	960,000	941,959
3.25%, 11/01/2026	1,192,000	1,294,933

Total Industrials		334,231,036

Technology – 1.76%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	506,687
4.50%, 12/05/2036	1,020,000	1,125,498
Apple, Inc.
2.05%, 09/11/2026	19,049,000	19,721,229
2.45%, 08/04/2026	1,111,000	1,170,430
3.00%, 06/20/2027	1,462,000	1,586,255
3.20%, 05/13/2025	1,010,000	1,095,411
3.45%, 02/09/2045	1,357,000	1,442,302
3.85%, 05/04/2043	7,532,000	8,518,737
3.85%, 08/04/2046	776,000	869,949
Broadcom Cayman Finance Ltd.
3.13%, 01/15/2025	7,000,000	7,448,088
Broadcom, Inc.
2.45%, 02/15/2031(3)	4,393,000	4,146,141
3.46%, 09/15/2026	4,111,000	4,408,877
3.50%, 02/15/2041(3)	2,355,000	2,255,485
4.11%, 09/15/2028	2,092,000	2,287,080
4.15%, 11/15/2030	7,517,000	8,113,550
4.25%, 04/15/2026	2,300,000	2,552,837
4.75%, 04/15/2029	24,765,000	27,845,249
Citrix Systems, Inc.
1.25%, 03/01/2026	855,000	840,531
Dell International LLC / EMC Corp.
5.30%, 10/01/2029(3)	1,100,000	1,286,738
5.45%, 06/15/2023(3)	6,070,000	6,633,640
6.02%, 06/15/2026(3)	7,061,000	8,359,143
8.35%, 07/15/2046(3)	3,073,000	4,675,241
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	10,222,918
4.75%, 04/15/2027	4,500,000	5,023,838
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	10,715,000	10,527,654
Fiserv, Inc.
3.20%, 07/01/2026	890,000	960,611
3.85%, 06/01/2025	5,000,000	5,491,388
4.40%, 07/01/2049	2,850,000	3,288,730
4.75%, 06/15/2021	5,231,000	5,275,867
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000,000	7,530,419
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,889,342
HP, Inc.
3.00%, 06/17/2027	1,380,000	1,458,396
Leidos, Inc.
2.30%, 02/15/2031(3)	1,075,000	1,015,176
3.63%, 05/15/2025(3)	3,500,000	3,797,493
Microchip Technology, Inc.
0.97%, 02/15/2024(3)	47,760,000	47,671,205
2.67%, 09/01/2023(3)	5,353,000	5,574,786
Microsoft Corp.
2.40%, 08/08/2026	600,000	634,353
2.53%, 06/01/2050	9,330,000	8,495,651
2.68%, 06/01/2060	1,180,000	1,083,189
2.92%, 03/17/2052	231,000	227,547
3.04%, 03/17/2062	589,000	577,456
3.50%, 02/12/2035	318,000	355,544
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029(3)	7,077,000	7,915,122
Oracle Corp.
1.65%, 03/25/2026	6,588,000	6,640,020
2.30%, 03/25/2028(7)	5,620,000	5,689,799
2.40%, 09/15/2023	757,000	787,605
3.60%, 04/01/2040	2,500,000	2,510,797
3.60%, 04/01/2050	5,800,000	5,617,775
3.65%, 03/25/2041	5,874,000	5,944,094
3.80%, 11/15/2037	600,000	623,159

3.85%, 07/15/2036	1,065,000	1,132,657
3.90%, 05/15/2035	936,000	1,011,644
4.30%, 07/08/2034	221,000	248,642
4.38%, 05/15/2055	400,000	436,662
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050,000	2,946,782
2.00%, 06/30/2030	1,150,000	1,098,769
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,595,700
ServiceNow, Inc.
1.40%, 09/01/2030	6,530,000	5,902,332
SK Hynix, Inc.
1.50%, 01/19/2026(3)	2,000,000	1,968,160
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,393,523

Total Technology		298,453,903

Utilities – 3.22%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,824,215
AEP Transmission Co. LLC
3.15%, 09/15/2049	580,000	566,457
3.75%, 12/01/2047	2,600,000	2,765,483
4.00%, 12/01/2046	2,020,000	2,217,188
4.25%, 09/15/2048	4,790,000	5,508,885
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,124,581
3.75%, 03/01/2045	182,000	194,193
4.10%, 01/15/2042	233,000	251,689
4.15%, 08/15/2044	205,000	227,341
6.13%, 05/15/2038	219,000	297,780
Alexander Funding Trust
1.84%, 11/15/2023(3)	2,000,000	2,026,596
Ameren Corp.
2.50%, 09/15/2024	3,468,000	3,646,017
3.50%, 01/15/2031	3,290,000	3,491,517
Ameren Illinois Co.
3.25%, 03/15/2050	617,000	619,675
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032,000	3,031,343
American Water Capital Corp.
3.45%, 06/01/2029	590,000	640,246
3.85%, 03/01/2024	500,000	540,124
4.00%, 12/01/2046	2,350,000	2,559,361
6.59%, 10/15/2037	386,000	544,715
Appalachian Power Co.
6.70%, 08/15/2037	430,000	584,751
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,286,701
4.25%, 07/15/2027(3)	1,098,000	1,215,365
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	725,562
3.75%, 05/15/2046	2,290,000	2,385,303
5.05%, 09/01/2041	349,000	431,287
Atmos Energy Corp.
0.63%, 03/09/2023	990,000	990,375
4.13%, 10/15/2044	1,860,000	2,038,165
4.15%, 01/15/2043	830,000	910,052
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,338,907
Avangrid, Inc.
3.15%, 12/01/2024	610,000	655,579
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950,000	878,424
3.20%, 09/15/2049	1,105,000	1,072,971
3.50%, 08/15/2046	375,000	382,910
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650,000	6,854,649
3.50%, 02/01/2025	625,000	676,498
6.13%, 04/01/2036	366,000	493,441
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	285,964
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,225,354
4.27%, 03/15/2048(3)	1,100,000	1,228,992

4.50%, 03/10/2046(3)	2,000,000	2,277,173
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151,000	167,570
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	2,070,497
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,363,078
CMS Energy Corp.
2.95%, 02/15/2027	348,000	367,725
3.00%, 05/15/2026	110,000	116,697
3.45%, 08/15/2027	350,000	384,599
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	552,383
4.88%, 01/15/2024(3)	322,000	351,624
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	388,062
3.75%, 08/15/2047	1,000,000	1,077,686
4.00%, 03/01/2048	4,615,000	5,160,090
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	651,817
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940,000	3,079,184
4.13%, 05/15/2049	4,293,000	4,773,166
4.30%, 12/01/2056	3,050,000	3,321,607
4.50%, 05/15/2058	538,000	617,327
4.65%, 12/01/2048	1,607,000	1,905,792
5.70%, 06/15/2040	318,000	411,707
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561,000	7,547,826
Consumers Energy Co.
3.25%, 08/15/2046	190,000	189,464
4.35%, 08/31/2064	191,000	222,815
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	182,125
Dominion Energy, Inc.
2.45%, 01/15/2023(3)	7,054,000	7,295,367
2.85%, 08/15/2026	304,000	322,667
3.30%, 04/15/2041	2,965,000	2,918,701
3.38%, 04/01/2030	2,570,000	2,736,329
4.90%, 08/01/2041	212,000	254,157
5.25%, 08/01/2033	1,161,000	1,403,676
7.00%, 06/15/2038	124,000	176,418
DTE Electric Co.
2.65%, 06/15/2022	194,000	198,207
3.25%, 04/01/2051	3,047,000	3,038,203
DTE Energy Co.
1.05%, 06/01/2025	5,110,000	5,043,368
2.53%, 10/01/2024	6,316,000	6,618,351
Duke Energy Carolinas LLC
3.45%, 04/15/2051	1,117,000	1,140,875
3.70%, 12/01/2047	2,279,000	2,420,912
4.25%, 12/15/2041	141,000	160,883
6.00%, 12/01/2028	235,000	295,487
Duke Energy Corp.
3.55%, 09/15/2021	306,000	308,009
3.75%, 09/01/2046	10,300,000	10,358,465
3.95%, 08/15/2047	1,740,000	1,795,097
Duke Energy Florida LLC
4.20%, 07/15/2048	3,779,000	4,327,201
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	627,219
Duke Energy Progress LLC
3.70%, 10/15/2046	506,000	532,536
4.10%, 05/15/2042	217,000	243,634
4.10%, 03/15/2043	181,000	202,218
4.15%, 12/01/2044	129,000	145,907
4.20%, 08/15/2045	325,000	367,462
4.38%, 03/30/2044	132,000	152,879
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(3)	2,500,000	2,396,165
3.62%, 08/01/2027(3)	1,675,000	1,811,509
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044	1,300,000	1,452,050

Edison International
3.13%, 11/15/2022	4,014,000	4,148,348
3.55%, 11/15/2024	3,606,000	3,874,608
5.75%, 06/15/2027	17,833,000	20,803,112
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	755,792
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	5,849,701
Emera US Finance LP
2.70%, 06/15/2021	3,799,000	3,808,943
3.55%, 06/15/2026	3,895,000	4,223,586
4.75%, 06/15/2046	900,000	1,003,267
Enel Finance International NV
2.65%, 09/10/2024(3)	1,440,000	1,514,698
3.50%, 04/06/2028(3)	5,845,000	6,251,298
3.63%, 05/25/2027(3)	12,505,000	13,526,991
4.63%, 09/14/2025(3)	1,787,000	2,023,541
4.75%, 05/25/2047(3)	5,575,000	6,596,563
4.88%, 06/14/2029(3)	215,000	251,302
6.00%, 10/07/2039(3)	307,000	408,760
Engie Energia Chile SA
3.40%, 01/28/2030(3)	1,600,000	1,654,400
Entergy Arkansas LLC
2.65%, 06/15/2051	960,000	843,569
3.50%, 04/01/2026	307,000	335,335
Entergy Corp.
2.95%, 09/01/2026	310,000	330,477
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	675,698
2.90%, 03/15/2051	1,570,000	1,440,914
3.05%, 06/01/2031	440,000	465,758
3.12%, 09/01/2027	370,000	400,472
4.00%, 03/15/2033	2,610,000	2,972,679
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	12,419,820
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175,000	4,613,611
Evergy Metro, Inc.
3.15%, 03/15/2023	375,000	393,271
4.20%, 03/15/2048	500,000	565,691
5.30%, 10/01/2041	1,032,000	1,281,125
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,231,912
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,499,942
4.05%, 04/15/2030	1,313,000	1,463,049
4.70%, 04/15/2050	5,202,000	6,230,990
4.95%, 06/15/2035	1,500,000	1,767,247
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,209,644
5.75%, 10/01/2041	192,000	212,959
6.25%, 10/01/2039	300,000	348,217
FirstEnergy Corp.
4.75%, 03/15/2023	3,810,000	4,014,673
FirstEnergy Transmission LLC
4.35%, 01/15/2025(3)	6,061,000	6,570,117
5.45%, 07/15/2044(3)	1,702,000	1,966,424
Florida Power & Light Co.
3.70%, 12/01/2047	2,538,000	2,758,766
5.40%, 09/01/2035	700,000	905,324
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,438,707
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,036,447
Israel Electric Corp. Ltd.
4.25%, 08/14/2028(3)	7,000,000	7,770,000
5.00%, 11/12/2024(3)	3,288,000	3,692,983
6.88%, 06/21/2023(3)	2,340,000	2,632,500
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,849,616
2.95%, 05/14/2030(3)	890,000	907,201
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	808,671
6.15%, 06/01/2037	400,000	490,993

John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	419,772	486,161
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	565,061
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	654,669
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	593,317
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	344,310
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	10,726,806
National Rural Utilities Cooperative Finance Corp.
1.65%, 06/15/2031	1,570,000	1,453,672
8.00%, 03/01/2032	791,000	1,166,429
Nevada Power Co.
5.38%, 09/15/2040	261,000	327,008
5.45%, 05/15/2041	386,000	496,887
New England Power Co.
3.80%, 12/05/2047(3)	5,108,000	5,360,767
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	869,096
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	7,671,000	7,695,526
2.80%, 01/15/2023	3,671,000	3,816,956
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(3)	2,150,000	2,054,825
3.51%, 10/01/2024(3)	258,000	278,205
NiSource, Inc.
1.70%, 02/15/2031	5,116,000	4,738,539
2.95%, 09/01/2029	1,520,000	1,564,569
3.60%, 05/01/2030	1,423,000	1,542,332
3.95%, 03/30/2048	4,480,000	4,709,838
5.80%, 02/01/2042	774,000	974,843
Northern States Power Co.
3.60%, 09/15/2047	2,395,000	2,559,099
4.13%, 05/15/2044	1,480,000	1,675,027
NRG Energy, Inc.
2.00%, 12/02/2025(3)	2,685,000	2,684,551
2.45%, 12/02/2027(3)	6,215,000	6,177,508
4.45%, 06/15/2029(3)	1,155,000	1,258,820
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,333,107
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895,000	1,839,695
5.75%, 03/15/2029	124,000	153,460
Pacific Gas & Electric Co.
1.37%, 03/10/2023	3,235,000	3,235,938
1.57% (3 Month LIBOR USD + 1.38%), 11/15/2021(2)	3,645,000	3,651,968
1.75%, 06/16/2022	7,041,000	7,051,687
2.95%, 03/01/2026	990,000	1,020,068
3.30%, 03/15/2027	1,725,000	1,798,305
3.45%, 07/01/2025	1,570,000	1,661,489
3.75%, 02/15/2024	676,000	718,899
3.75%, 08/15/2042	376,000	344,539
4.00%, 12/01/2046	2,043,000	1,895,725
4.25%, 08/01/2023	2,482,000	2,647,726
4.30%, 03/15/2045	638,000	621,010
4.45%, 04/15/2042	1,905,000	1,880,030
4.50%, 07/01/2040	2,318,000	2,351,690
4.95%, 07/01/2050	818,000	840,654
PECO Energy Co.
2.80%, 06/15/2050	860,000	800,962
3.70%, 09/15/2047	2,120,000	2,271,901
3.90%, 03/01/2048	5,235,000	5,790,373
4.15%, 10/01/2044	353,000	398,119
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,451,018
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	303,013
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049(3)	1,541,000	1,628,652
5.50%, 11/22/2021(3)	1,959,000	2,015,321
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	190,817

PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	214,958
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105,000	1,998,237
4.13%, 06/15/2044	208,000	231,092
Progress Energy, Inc.
3.15%, 04/01/2022	389,000	396,737
7.75%, 03/01/2031	1,282,000	1,792,944
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	361,062
4.10%, 06/15/2048	2,515,000	2,848,103
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649,000	890,080
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,066,725
3.60%, 12/01/2047	1,605,000	1,711,206
5.38%, 11/01/2039	117,000	148,209
Public Service Enterprise Group, Inc.
0.80%, 08/15/2025	3,839,000	3,734,310
1.60%, 08/15/2030	8,395,000	7,731,413
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,297,149
RGS I&M Funding Corp.
9.82%, 06/07/2022	38,484	39,729
San Diego Gas & Electric Co.
3.75%, 06/01/2047	2,437,000	2,588,797
3.95%, 11/15/2041	310,000	334,501
4.15%, 05/15/2048	1,693,000	1,908,467
5.35%, 05/15/2040	3,430,000	4,266,039
6.00%, 06/01/2026	213,000	257,552
Sempra Energy
4.05%, 12/01/2023	5,000,000	5,380,884
6.00%, 10/15/2039	752,000	997,350
Southern California Edison Co.
1.85%, 02/01/2022	48,000	48,059
2.95%, 02/01/2051	6,220,000	5,460,666
3.50%, 10/01/2023	328,000	348,376
3.65%, 03/01/2028	1,200,000	1,307,710
3.90%, 12/01/2041	392,000	390,230
4.05%, 03/15/2042	800,000	830,324
4.13%, 03/01/2048	1,880,000	1,969,918
6.05%, 03/15/2039	253,000	329,214
Southern California Gas Co.
2.55%, 02/01/2030	2,621,000	2,631,466
Southern Co.
3.25%, 07/01/2026	218,000	233,342
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	239,406
3.25%, 06/15/2026	225,000	242,826
3.50%, 09/15/2021	530,000	533,196
3.95%, 10/01/2046	282,000	291,834
4.40%, 06/01/2043	160,000	173,288
5.88%, 03/15/2041	1,210,000	1,598,865
Southern Power Co.
5.15%, 09/15/2041	746,000	853,383
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	521,986
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	404,571
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	738,820
Toledo Edison Co.
6.15%, 05/15/2037	680,000	865,397
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	388,571
Union Electric Co.
2.95%, 06/15/2027	715,000	767,242
3.65%, 04/15/2045	1,370,000	1,441,952
Virginia Electric & Power Co.
2.45%, 12/15/2050	1,988,000	1,698,351
3.45%, 02/15/2024	191,000	205,100
3.50%, 03/15/2027	4,955,000	5,431,951
4.45%, 02/15/2044	126,000	147,871
4.65%, 08/15/2043	3,500,000	4,200,845

Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	8,460,000	8,852,823
WEC Energy Group, Inc.
3.55%, 06/15/2025	726,000	787,068
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	303,278
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105,000	5,530,342

Total Utilities		545,537,136

Total Corporate Bonds (Cost: $5,238,465,536)		5,443,097,889

Government Related – 18.37%
Other Government Related – 1.82%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(3)	3,761,000	3,773,562
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	685,667
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,089,891
Atlanta Independent School System
5.56%, 03/01/2026	535,000	636,603
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	6,922,222
6.26%, 04/01/2049	1,650,000	2,549,294
Bermuda Government International Bond
2.38%, 08/20/2030(3)	1,765,000	1,725,287
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	940,995
Chile Government International Bond
2.55%, 01/27/2032	1,398,000	1,408,765
3.10%, 01/22/2061	4,188,000	3,879,302
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,083,391
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,143,751
Clark County School District
5.51%, 06/15/2024	3,000,000	3,233,134
Colombia Government International Bond
3.88%, 04/25/2027	9,729,000	10,413,241
4.00%, 02/26/2024	737,000	783,402
4.13%, 05/15/2051	1,050,000	998,907
4.50%, 01/28/2026	1,192,000	1,308,482
5.00%, 06/15/2045	2,872,000	3,059,858
5.63%, 02/26/2044	200,000	226,982
7.38%, 09/18/2037	2,150,000	2,839,075
Corp. Andina de Fomento
2.13%, 09/27/2021	2,630,000	2,648,305
2.75%, 01/06/2023	1,125,000	1,161,349
3.25%, 02/11/2022	1,230,000	1,256,986
4.38%, 06/15/2022	2,735,000	2,852,714
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	115,413
Curators of the University of Missouri
5.96%, 11/01/2039	3,445,000	4,506,149
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,135,317
Eaton Community City School District
5.39%, 08/25/2027	275,000	275,430
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,710,772
Fannie Mae
0.88%, 08/05/2030	3,585,000	3,314,750
1.63%, 01/07/2025	6,247,000	6,488,910
1.88%, 09/24/2026	425,000	443,755
2.25%, 04/12/2022	6,542,000	6,687,094
2.63%, 09/06/2024	5,221,000	5,611,037
6.25%, 05/15/2029	630,000	851,978
6.63%, 11/15/2030(8)	2,300,000	3,281,646
7.13%, 01/15/2030(8)	1,500,000	2,160,059
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,375,672
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,348,711
6.75%, 09/15/2029	125,000	177,290

Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	639,206
Hydro-Quebec
8.05%, 07/07/2024	638,000	786,954
8.40%, 01/15/2022	826,000	875,912
Indonesia Government International Bond
4.13%, 01/15/2025(3)	1,325,000	1,451,211
4.45%, 02/11/2024	1,130,000	1,232,710
5.88%, 01/15/2024(3)	1,300,000	1,470,572
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	645,000	654,638
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,809,173
0.00%, 11/01/2024	1,000,000	970,006
5.50%, 09/18/2033	619,000	847,758
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(3)	200,000	206,950
2.13%, 04/13/2021(3)	400,000	400,169
2.13%, 10/25/2023(3)	3,400,000	3,530,519
2.63%, 04/20/2022(3)	6,000,000	6,142,020
3.25%, 04/24/2023(3)	1,000,000	1,057,028
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	3,891,111
Mexico Government International Bond
2.66%, 05/24/2031	2,579,000	2,432,203
3.60%, 01/30/2025	868,000	945,608
3.75%, 01/11/2028	3,517,000	3,760,658
3.77%, 05/24/2061	4,754,000	4,203,724
4.13%, 01/21/2026	1,014,000	1,126,422
4.35%, 01/15/2047	42,000	41,664
4.50%, 01/31/2050	1,275,000	1,291,868
4.60%, 01/23/2046	1,494,000	1,526,898
4.60%, 02/10/2048	1,482,000	1,517,064
4.75%, 03/08/2044	2,340,000	2,466,430
5.75%, 10/12/2110	588,000	652,351
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	50,000	51,365
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100,000	6,073,962
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,986,865
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	342,339
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,551,464
North American Development Bank
2.40%, 10/26/2022	684,000	702,718
North Carolina Housing Finance Agency
3.00%, 01/01/2033	1,015,000	1,029,729
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)(4)	8,600,000	8,595,286
Ohio State University
4.05%, 12/01/2056	406,000	486,083
4.80%, 06/01/2111	1,102,000	1,415,281
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,775,073
Peruvian Government International Bond
2.39%, 01/23/2026	953,000	980,847
3.55%, 03/10/2051	2,354,000	2,292,137
5.63%, 11/18/2050	190,000	251,351
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065,000	2,544,956
5.65%, 11/01/2040	435,000	586,158
5.65%, 11/01/2040	1,260,000	1,697,837
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	418,720
Qatar Government International Bond
2.38%, 06/02/2021(3)	829,000	831,620
4.82%, 03/14/2049(3)	1,200,000	1,468,608
5.10%, 04/23/2048(3)	3,140,000	3,968,332
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270,000	3,137,383
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	444,404

Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929,000	778,220
Romanian Government International Bond
5.13%, 06/15/2048(3)	5,000,000	5,646,270
6.75%, 02/07/2022	250,000	263,125
Saudi Government International Bond
2.25%, 02/02/2033(3)	1,533,000	1,443,258
2.88%, 03/04/2023(3)	5,560,000	5,776,395
3.45%, 02/02/2061(3)	3,338,000	3,065,920
4.00%, 04/17/2025(3)	3,200,000	3,520,512
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000,000	10,010,536
State of California
7.30%, 10/01/2039	3,685,000	5,618,084
7.50%, 04/01/2034	5,540,000	8,599,954
State of Illinois
5.00%, 10/01/2022	685,000	728,382
5.00%, 11/01/2022	10,340,000	11,022,150
5.10%, 06/01/2033	7,860,000	8,849,284
Tennessee Valley Authority
0.75%, 05/15/2025	5,562,000	5,555,318
2.88%, 02/01/2027	805,000	881,363
4.25%, 09/15/2065	1,720,000	2,217,968
4.63%, 09/15/2060	1,308,000	1,768,240
5.50%, 06/15/2038	57,000	80,436
5.88%, 04/01/2036	2,967,000	4,280,236
7.13%, 05/01/2030	1,615,000	2,347,751
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,778,981
0.00%, 03/15/2032	1,514,000	1,203,757
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,753,214
0.00%, 06/15/2035	258,000	183,056
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	1,908,303
Three Rivers Local School District
5.21%, 09/15/2027	285,000	285,644
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,404,440
2.50%, 06/08/2022(3)	5,000,000	5,115,850
3.25%, 06/01/2023(3)	1,200,000	1,267,788
University of Virginia
4.18%, 09/01/2117	1,540,000	1,757,914
Uruguay Government International Bond
4.98%, 04/20/2055	2,590,000	3,173,605
5.10%, 06/18/2050	1,150,000	1,424,689
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	278,534
Westlake City School District
5.23%, 12/01/2026	430,000	431,092

Total Other Government Related		308,088,762

U.S. Treasury Obligations – 16.55%
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(9)	2,568,032	2,625,963
1.75%, 01/15/2028(9)	749,172	900,938
2.50%, 01/15/2029(9)	503,183	643,759
3.63%, 04/15/2028(9)	1,686,844	2,270,979
U.S. Treasury Note/Bond
0.13%, 02/28/2023	23,710,000	23,695,181
0.13%, 03/31/2023	53,482,000	53,446,485
0.13%, 01/15/2024	37,290,000	37,103,550
0.25%, 03/15/2024	33,501,000	33,412,013
0.25%, 07/31/2025	23,299,000	22,791,154
0.25%, 08/31/2025	14,022,000	13,695,550
0.25%, 09/30/2025	41,038,000	40,026,477
0.25%, 10/31/2025	38,776,000	37,756,615
0.38%, 11/30/2025	34,650,000	33,893,385
0.38%, 12/31/2025	16,736,000	16,344,404
0.38%, 01/31/2026	41,379,000	40,354,223
0.38%, 09/30/2027	3,780,000	3,557,187
0.50%, 02/28/2026	61,713,000	60,507,668
0.63%, 08/15/2030	75,275,000	68,217,969
0.75%, 03/31/2026	30,694,000	30,427,825
0.75%, 01/31/2028	60,000,000	57,525,000

0.88%, 11/15/2030	48,926,000	45,248,905
1.13%, 02/29/2028	16,162,000	15,879,165
1.13%, 02/15/2031	46,977,000	44,385,925
1.13%, 05/15/2040	6,910,000	5,638,128
1.13%, 08/15/2040	9,056,000	7,363,660
1.25%, 03/31/2028	20,232,000	20,023,358
1.25%, 05/15/2050	20,092,000	15,162,396
1.38%, 08/31/2023	12,000,000	12,333,281
1.38%, 11/15/2040	122,774,000	104,434,634
1.38%, 08/15/2050	21,271,000	16,598,027
1.50%, 01/31/2022	1,250,000	1,264,844
1.50%, 09/30/2024	26,000,000	26,895,781
1.63%, 10/31/2023	25,000,000	25,879,883
1.63%, 05/15/2026	20,000,000	20,655,469
1.63%, 08/15/2029	86,930,000	87,239,009
1.63%, 11/15/2050	76,447,000	63,701,852
1.75%, 02/28/2022	37,900,000	38,474,422
1.75%, 01/31/2023	12,000,000	12,348,750
1.75%, 05/15/2023	17,221,000	17,787,409
1.75%, 12/31/2024	36,232,800	37,798,170
1.75%, 12/31/2026	2,230,000	2,307,876
1.88%, 11/30/2021	11,500,000	11,639,258
1.88%, 04/30/2022	2,000,000	2,038,359
1.88%, 02/15/2041	34,300,000	31,936,516
1.88%, 02/15/2051	24,600,000	21,832,500
2.00%, 06/30/2024	543,000	570,511
2.00%, 08/15/2025	150,100	158,162
2.00%, 11/15/2026	71,250,000	74,756,836
2.00%, 02/15/2050	34,679,000	31,713,675
2.13%, 08/15/2021	2,805,000	2,826,914
2.13%, 12/31/2022	20,000,000	20,686,719
2.13%, 02/29/2024	10,842,000	11,403,582
2.25%, 04/30/2021	1,800,000	1,803,157
2.25%, 11/15/2024	20,529,000	21,785,599
2.25%, 11/15/2025	127,346,000	135,608,566
2.25%, 11/15/2027	79,525,000	84,181,562
2.25%, 08/15/2046	26,502,100	25,718,425
2.25%, 08/15/2049	9,259,000	8,953,381
2.38%, 11/15/2049	20,832,000	20,696,104
2.50%, 05/15/2024	140,513,000	149,756,121
2.50%, 02/15/2045	125,950,000	128,577,239
2.63%, 05/15/2021	5,277,800	5,294,185
2.63%, 01/31/2026	25,000,000	27,064,453
2.75%, 05/31/2023	1,737,000	1,832,806
2.75%, 02/15/2024	1,000,000	1,069,453
2.75%, 11/15/2042	13,300,000	14,252,820
2.75%, 08/15/2047	6,887,000	7,361,019
2.75%, 11/15/2047	6,648,000	7,107,907
2.88%, 04/30/2025	840,000	914,681
2.88%, 05/31/2025	5,392,000	5,874,542
2.88%, 05/15/2028	25,420,000	27,943,134
2.88%, 05/15/2043	138,235,000	151,221,530
2.88%, 08/15/2045	7,800,000	8,516,625
2.88%, 05/15/2049	51,886,000	56,977,314
3.00%, 11/15/2044	1,585,000	1,767,027
3.00%, 05/15/2047	3,861,000	4,321,605
3.00%, 02/15/2048	870,000	975,250
3.00%, 02/15/2049	2,144,000	2,408,650
3.13%, 05/15/2021	4,592,000	4,609,045
3.13%, 11/15/2028	30,300,000	33,885,105
3.13%, 02/15/2043	18,100,000	20,593,699
3.13%, 05/15/2048	24,938,000	28,598,821
3.38%, 05/15/2044	20,115,000	23,812,703
3.38%, 11/15/2048	48,630,000	58,403,490
3.63%, 08/15/2043	16,350,000	20,067,709
3.63%, 02/15/2044	10,150,000	12,478,156
3.75%, 11/15/2043	14,450,000	18,073,789
4.38%, 11/15/2039	11,454,000	15,308,987
4.38%, 05/15/2041	1,500,000	2,020,430
4.75%, 02/15/2037	23,248,000	31,795,273
5.00%, 05/15/2037	8,604,000	12,080,890
8.00%, 11/15/2021	4,414,000	4,631,596
8.13%, 05/15/2021	1,718,000	1,734,814

U.S. Treasury Strip Coupon
0.00%, 08/15/2021	9,469,000	9,468,195
0.00%, 11/15/2021	4,679,000	4,678,159
0.00%, 02/15/2022	25,367,000	25,352,746
0.00%, 05/15/2022	18,154,000	18,134,532
0.00%, 08/15/2022	4,975,000	4,967,610
0.00%, 11/15/2022	25,950,000	25,901,704
0.00%, 08/15/2023	22,550,000	22,436,506
0.00%, 11/15/2023	23,218,000	23,053,803
0.00%, 02/15/2024	12,206,000	12,088,760
0.00%, 05/15/2024	21,322,000	21,043,980
0.00%, 08/15/2024	1,834,000	1,803,502
0.00%, 11/15/2024	6,105,000	5,981,826
0.00%, 02/15/2025	799,000	778,686
0.00%, 05/15/2025	3,279,000	3,180,394
0.00%, 08/15/2027	4,314,000	3,946,848
0.00%, 11/15/2027	4,607,000	4,184,094
0.00%, 02/15/2031	12,590,000	10,408,924
0.00%, 11/15/2034	2,487,000	1,844,633
0.00%, 02/15/2035	1,824,000	1,343,940
0.00%, 05/15/2035	1,920,000	1,402,852
0.00%, 08/15/2035	175,000	126,939
0.00%, 05/15/2036	121,000	85,782
0.00%, 05/15/2039	455,000	294,035
0.00%, 08/15/2041	1,225,000	741,535

Total U.S. Treasury Obligations		2,803,507,948

Total Government Related (Cost: $3,108,374,666)		3,111,596,710

Mortgage-Backed Obligations – 35.97%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(3)(5)	5,204,000	5,123,501
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(13)	3,553,635	3,553,636
ACRE Commercial Mortgage 2021-FL4 Ltd.
1.21% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(2)(3)	3,990,000	3,975,037
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,695,022	1,763,502
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	416,343	418,833
Alternative Loan Trust 2005-1CB
6.99% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(2)(4)	123,290	18,497
Alternative Loan Trust 2005-20CB
4.64% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(2)(4)	409,123	50,799
Alternative Loan Trust 2005-22T1
4.96% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(2)(4)	504,593	73,002
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	175,932	175,152
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6,655	4,509
Alternative Loan Trust 2005-37T1
4.94% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(2)(4)	1,745,743	244,721
Alternative Loan Trust 2005-54CB
4.74% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(2)(4)	597,817	81,763
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	2,129	2,064
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	151,306	142,272
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	69,422	69,114
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	58,375	42,143
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022, Series 2006-43CB, Class 2A1	2,067	2,077
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(3)(5)	1,605	1,682
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022, Series 2018-RTL1, Class A1(3)	1,862,731	1,866,041
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(3)(5)	103,638	97,412
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(3)	9,100,000	9,593,382
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(3)	809,000	839,108
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(3)(5)	1,200,000	1,212,633
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(3)	4,000,000	3,855,998

BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(3)	6,300,000	6,057,221
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO	950	739
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	6,993	6,941
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	27,930	27,617
Banc of America Alternative Loan Trust 2007-1
4.53%, 04/25/2022, Series 2007-1, Class 1A1(5)	12,218	11,947
Banc of America Commercial Mortgage Trust 2006-5
0.30%, 09/10/2047, Series 2006-5, Class XC(3)(5)	115,527	976
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	20,462	16,159
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	1,398,600	1,503,789
Banc of America Funding 2004-C Trust
3.23%, 12/20/2034, Series 2004-C, Class 1A1(5)	32,901	34,078
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	19,526	19,612
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	18,070	16,694
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	8,433	6,210
Banc of America Funding 2005-C Trust
0.35% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(2)	1,261,970	1,278,438
Banc of America Funding 2005-E Trust
3.00%, 03/20/2035, Series 2005-E, Class 4A1(5)	3,092	3,148
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	8,650	6,138
Banc of America Mortgage 2003-C Trust
2.85%, 04/25/2033, Series 2003-C, Class 3A1(5)	10,869	11,099
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790,000	7,463,707
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745,000	13,922,889
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100,000	6,671,909
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000,000	4,403,048
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	2,742,000	2,848,543
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538,000	1,514,440
BANK 2020-BNK28
1.84%, 03/15/2063, Series 2020-BN28, Class A4	2,047,000	1,954,006
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	10,775,000	10,389,338
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(3)(5)(13)	9,257,546	9,257,547
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000,000	22,428,588
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(3)	568,000	565,035
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(3)	4,602,000	4,817,205
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034, Series 2009-RR5, Class 8A1(3)(5)	4,184	4,181
Bear Stearns ARM Trust 2003-2
2.56%, 01/25/2033, Series 2003-2, Class A5(3)(5)	89,914	92,890
Bear Stearns ARM Trust 2003-7
2.60%, 10/25/2033, Series 2003-7, Class 3A(5)	5,368	5,296
Bear Stearns ARM Trust 2004-2
2.77%, 05/25/2034, Series 2004-2, Class 14A(5)	36,600	36,213
Bear Stearns ARM Trust 2006-1
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(2)	102,990	106,643
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13,380	13,110
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.47%, 12/11/2038, Series 2006-PW14, Class X1(3)(5)	299,754	3
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045, Series 2007-T26, Class X1(3)(5)	10,609,646	2,224
Bellemeade Re 2018-1 Ltd.
1.71% (1 Month LIBOR USD + 1.60%), 04/25/2028, Series 2018-1A, Class M1B(2)(3)	1,650,269	1,650,786

Bellemeade Re 2018-2 Ltd.
1.71% (1 Month LIBOR USD + 1.60%), 08/25/2028, Series 2018-2A, Class M1C(2)(3)	482,890	483,387
Bellemeade Re 2018-3 Ltd.
1.96% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(2)(3)	1,833,624	1,843,746
Bellemeade Re 2019-3 Ltd.
1.21% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029, Series 2019-3A, Class M1A(2)(3)	1,211,147	1,211,642
1.71% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(2)(3)	3,600,000	3,616,406
Bellemeade Re 2020-1 Ltd.
3.51% (1 Month LIBOR USD + 3.40%), 06/25/2030, Series 2020-1A, Class M1B(2)(3)	669,683	671,976
Bellemeade Re 2020-2 Ltd.
2.41% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 08/26/2030, Series 2020-2A, Class M1A(2)(3)	507,979	509,108
3.31% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 08/26/2030, Series 2020-2A, Class M1B(2)(3)	625,000	629,853
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	6,230,000	7,082,851
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000,000	30,644,211
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511,000	526,179
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637,000	3,614,874
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500,000	20,458,353
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420,000	9,037,649
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735,000	3,622,142
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664,000	8,352,471
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844,000	4,655,131
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000,000	10,004,561
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000,000	19,876,296
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000,000	3,037,086
BX Commercial Mortgage Trust 2020-BXLP
0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036, Series 2020-BXLP, Class A(2)(3)	13,472,691	13,477,638
CD 2006-CD3 Mortgage Trust
0.55%, 10/15/2048, Series 2006-CD3, Class XS(3)(5)	1,680,603	2,325
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000,000	20,098,350
Central Park Funding Trust 2021-1
0.00% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 08/29/2022, Series 2021-1, Class PT(2)(3)(4)	12,187,385	12,439,657
Chase Mortgage Finance Trust Series 2006-A1
3.26%, 09/25/2036, Series 2006-A1, Class 2A3(5)	90,401	83,554
Chase Mortgage Finance Trust Series 2007-A1
2.81%, 02/25/2037, Series 2007-A1, Class 1A3(5)	22,305	22,626
2.92%, 02/25/2037, Series 2007-A1, Class 9A1(5)	26,819	27,263
3.17%, 02/25/2037, Series 2007-A1, Class 2A1(5)	41,758	42,354
3.45%, 02/25/2037, Series 2007-A1, Class 7A1(5)	7,101	7,272
Chase Mortgage Finance Trust Series 2007-A2
2.75%, 06/25/2035, Series 2007-A2, Class 2A1(5)	36,012	36,582
3.48%, 06/25/2035, Series 2007-A2, Class 1A1(5)	19,040	18,578
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5,481	4,960
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	20,196	20,409
5.75%, 04/25/2034, Series 2004-3, Class A4	13,760	13,937
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	90,424	92,876
CHL Mortgage Pass-Through Trust 2004-7
3.49%, 06/25/2034, Series 2004-7, Class 2A1(5)	5,838	5,904
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2021, Series 2004-8, Class 2A1	1,517	1,594
CHL Mortgage Pass-Through Trust 2004-HYB1
2.55%, 05/20/2034, Series 2004-HYB1, Class 2A(5)	8,275	8,481
CHL Mortgage Pass-Through Trust 2004-HYB3
2.98%, 06/20/2034, Series 2004-HYB3, Class 2A(5)	46,191	47,254
CHL Mortgage Pass-Through Trust 2004-HYB6
2.77%, 11/20/2034, Series 2004-HYB6, Class A3(5)	30,106	31,044
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	16,397	13,486
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	7,054	6,183
CHL Mortgage Pass-Through Trust 2005-22
2.67%, 11/25/2035, Series 2005-22, Class 2A1(5)	115,718	110,331

CIM Trust 2017-6
3.02%, 06/25/2057, Series 2017-6, Class A1(3)(5)	3,370,015	3,371,648
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2022, Series 2006-1, Class 2A1	1,376	1,378
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	33,390	34,063
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,833,033	4,093,989
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	3,026,282	3,184,139
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	9,570,993	10,234,517
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,951,564	10,445,712
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717,000	787,576
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100,000	10,638,064
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764,000	2,970,218
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	11,929,564	12,433,948
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(5)	2,783,000	3,068,017
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000,000	17,371,370
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000,000	22,295,816
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000,000	24,002,451
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	10,000,000	10,316,045
3.10%, 12/15/2072, Series 2019-C7, Class A4	5,196,000	5,498,035
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520,000	13,904,632
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1	140	128
2.60%, 09/25/2033, Series 2003-HYB1, Class A(5)	32,800	34,219
7.00%, 06/25/2033, Series 2003-UP2, Class A2(1)	12,016	12,388
Citigroup Mortgage Loan Trust 2009-10
2.77%, 09/25/2033, Series 2009-10, Class 1A1(3)(5)	119,600	120,846
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(3)(5)	379,778	399,847
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068, Series 2018-A, Class A1(3)(5)	2,050,709	2,057,614
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	3,798	3,388
0.00%, 10/25/2033, Series 2003-1, Class PO2	658	583
2.22%, 02/25/2035, Series 2005-1, Class 2A1A(5)	20,505	19,239
2.63%, 08/25/2034, Series 2004-UST1, Class A6(5)	5,759	5,581
2.86%, 08/25/2035, Series 2005-5, Class 1A2(5)	58,921	47,666
5.25%, 10/25/2033, Series 2003-1, Class 2A5	9,630	9,822
5.50%, 05/25/2035, Series 2005-2, Class 2A11	85,458	87,776
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1,141	1,023
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,775,537	1,801,434
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2,692	2,733
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045, Series 2012-CR1, Class A3	3,284,087	3,336,333
COMM 2012-CCRE2 Mortgage Trust
1.62%, 08/15/2045, Series 2012-CR2, Class XA(5)	2,599,807	36,018
3.15%, 08/15/2045, Series 2012-CR2, Class A4	9,614,464	9,861,272
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(3)	516,000	550,435
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	4,113,981	4,378,278
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100,000	8,743,452
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	9,308,032	9,642,223
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,225,913	1,277,155
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045, Series 2013-CR9, Class A3	2,829,411	3,005,014
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035, Series 2013-SFS, Class A2(3)(5)	708,000	726,200

COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047, Series 2014-CR15, Class A2	1,799,555	1,787,148
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769,300	19,318,015
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	12,000,000	12,733,502
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	7,114,134	7,699,143
3.70%, 08/10/2048, Series 2015-CR24, Class A5	770,833	846,685
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,685,803	11,392,178
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437,000	2,681,455
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039,090	4,440,764
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(3)(5)	10,975,000	11,767,525
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(3)	6,090,000	5,987,102
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX(3)(5)	1,818,278	18
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	33,544	28,160
3.23%, 06/25/2033, Series 2003-AR15, Class 3A1(5)	15,166	15,647
5.25%, 09/25/2033, Series 2003-21, Class 1A4	35,065	36,016
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9,388	8,632
6.71%, 02/25/2033, Series 2003-1, Class DB1(5)	60,731	61,429
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447,431	8,015,343
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882,000	2,041,801
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,525,000	16,276,421
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299,000	1,386,998
CSAIL Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125,000	22,159,484
2.80%, 03/15/2054, Series 2021-C20, Class A3	1,700,000	1,734,517
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A3	13,039	13,187
5.25%, 11/25/2033, Series 2003-27, Class 5A4	21,189	21,589
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	27,016	28,070
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	74,261	75,141
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	6,855	4,786
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	11,609	9,529
5.50%, 10/25/2035, Series 2005-9, Class DX	157,495	19,212
CSMA SFR Holdings II A-1
3.50%, 07/25/2023(13)	6,420,161	6,413,741
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(3)	3,000,000	2,850,809
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(3)(5)	6,269,751	6,671,163
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(3)(5)	3,276,396	3,315,342
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(3)(5)	4,890,997	4,954,798
CSMC SER 2020-11R
0.00%, 04/28/2038(3)(5)(13)	6,024,235	6,011,247
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(3)(5)	2,694,082	2,757,677
CSMCM 2018-RPL9 Trust
3.99%, 09/25/2057, Series 2018-RPL9, Class CERT(3)(5)(13)	2,800,883	2,632,830
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	14,793,345	15,445,585
DBJPM 20-C9 Mortgage Trust
1.64%, 09/15/2053, Series 2020-C9, Class A4	20,600,000	19,682,577
DBUBS 2011-LC2 Mortgage Trust
1.08%, 07/10/2044, Series 2011-LC2A, Class XA(3)(5)	645,572	6
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046, Series 2017-1A, Class A3(3)(5)	70,268	70,448

Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.08%, 02/25/2022, Series 2005-1, Class 2A1(5)	9,431	9,379
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(1)	65	66
Eagle RE 2018-1 Ltd.
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(2)(3)	1,514,166	1,521,286
Eagle RE 2019-1 Ltd.
1.91% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(2)(3)	866,253	867,967
Fannie Mae
2.00%, 04/01/2036(10)	34,210,000	35,108,783
2.00%, 04/01/2051(10)	66,215,000	66,090,848
2.00%, 05/01/2051(10)	8,310,000	8,517,851
2.00%, 05/01/2051(10)	66,150,000	65,904,522
2.00%, 06/01/2051(10)	141,185,000	140,374,290
2.50%, 04/01/2051(10)	7,500,000	7,696,289
2.50%, 05/01/2051(10)	81,305,000	83,258,226
3.00%, 05/01/2051(10)	48,945,000	50,990,748
3.50%, 04/01/2051(10)	39,595,000	41,826,858
4.00%, 04/01/2051(10)	23,725,000	25,454,330
4.50%, 04/01/2051(10)	2,710,000	2,950,089
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(5)	52,983	57,580
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	86,191	97,269
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	96,087	115,653
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	19,000	22,240
Fannie Mae Grantor Trust 2004-T2
3.72%, 07/25/2043, Series 2004-T2, Class 2A(5)	82,322	86,481
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	163,832	192,540
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	243,001	284,806
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	102,455	122,131
10.22%, 01/25/2044, Series 2004-T3, Class PT1(5)	20,028	24,257
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,526,734	6,989,047
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	25,540	25,058
0.00%, 01/25/2033, Series 329, Class 1	6,334	5,967
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(2)	457,802	458,210
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(2)	1,014,190	1,011,523
5.00%, 12/25/2033, Series 345, Class 6(5)	8,695	1,197
5.50%, 05/25/2036, Series 365, Class 8	32,834	6,659
5.50%, 08/25/2036, Series 374, Class 5	22,334	3,946
5.50%, 04/25/2037, Series 393, Class 6	9,781	1,406
6.00%, 01/25/2038, Series 383, Class 33	22,397	4,283
7.50%, 04/25/2023, Series 218, Class 2	250	14
9.00%, 03/25/2024, Series 265, Class 2	218	233
Fannie Mae Pool
0.47% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,333,110	1,331,586
0.60% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,383,826	3,377,668
0.92% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 98.04% Cap), 03/01/2022(2)	846,572	845,517
1.45% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.36% Cap), 08/01/2034(2)	26,822	27,032
1.48% (6 Month LIBOR USD + 1.23%, 1.23% Floor, 12.61% Cap), 09/01/2036(2)	77,143	79,378
1.50%, 01/01/2031	10,000,000	9,635,738
1.50%, 11/01/2050	5,314,028	5,138,192
1.50%, 04/01/2051	8,383,000	8,105,186
1.55% (6 Month LIBOR USD + 1.30%, 1.30% Floor, 11.97% Cap), 07/01/2037(2)	42,878	44,259
1.56%, 01/01/2031	2,275,000	2,204,427
1.70% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	27,470	27,586
1.71% (6 Month LIBOR USD + 1.46%, 1.46% Floor, 12.72% Cap), 02/01/2037(2)	40,750	42,317
1.71% (6 Month LIBOR USD + 1.46%, 1.46% Floor, 12.57% Cap), 01/01/2037(2)	34,994	36,336
1.76% (6 Month LIBOR USD + 1.52%, 1.51% Floor, 10.88% Cap), 01/01/2035(2)	115,550	119,899
1.80% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.98% Cap), 02/01/2035(2)	3,416	3,550
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(2)	7,008	7,067
1.99% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	28,519	28,677
2.00%, 08/01/2031	1,979,335	2,036,903
2.00%, 06/01/2040	4,119,338	4,160,161
2.00%, 07/01/2040	3,954,551	3,987,478
2.00%, 09/01/2040	2,158,283	2,183,666
2.00%, 02/01/2041	9,246,468	9,372,618
2.00%, 09/01/2050	8,386,414	8,376,415
2.00%, 10/01/2050	31,210,089	31,173,119
2.00%, 11/01/2050	18,382,251	18,360,334

2.00%, 01/01/2051	4,470,327	4,467,745
2.00%, 01/01/2051	15,880,748	15,861,936
2.00%, 02/01/2051	8,283,739	8,273,863
2.00%, 02/01/2051	18,461,048	18,439,038
2.00% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 9.99% Cap), 10/01/2034(2)	7,198	7,527
2.03% (1 Year LIBOR USD + 1.65%, 1.70% Floor, 8.86% Cap), 01/01/2034(2)	9,186	9,350
2.06% (1 Year LIBOR USD + 1.36%, 1.36% Floor, 11.27% Cap), 11/01/2037(2)	71,561	74,824
2.09% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.60% Cap), 09/01/2037(2)	16,669	16,945
2.10% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.57% Cap), 09/01/2035(2)	15,657	16,018
2.11% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 11.86% Cap), 09/01/2037(2)	3,451	3,432
2.12% (1 Year LIBOR USD + 1.62%, 1.64% Floor, 9.94% Cap), 08/01/2034(2)	11,709	11,875
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.11% Cap), 11/01/2034(2)	4,038	4,045
2.14% (1 Year LIBOR USD + 1.27%, 1.27% Floor, 9.89% Cap), 05/01/2035(2)	8,707	8,743
2.16% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.27% Cap), 09/01/2036(2)	35,571	37,523
2.16% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	16,989	16,975
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(2)	391	394
2.22% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	7,647	7,684
2.23% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.94% Cap), 12/01/2036(2)	43,755	44,381
2.23% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.88% Cap), 11/01/2034(2)	5,663	5,679
2.26% (1 Year CMT Index + 2.03%, 2.03% Floor, 10.70% Cap), 11/01/2037(2)	40,937	43,828
2.27% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.97% Cap), 09/01/2034(2)	762	767
2.27% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 10.87% Cap), 01/01/2037(2)	16,729	17,031
2.28% (1 Year CMT Index + 1.87%, 1.86% Floor, 9.89% Cap), 07/01/2035(2)	6,309	6,274
2.28%, 12/01/2022	930,097	950,135
2.28% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.79% Cap), 02/01/2037(2)	40,203	42,414
2.29%, 10/01/2026	9,836,781	10,349,500
2.30% (11th District Cost of Funds Index + 1.25%, 1.92% Floor, 12.66% Cap), 09/01/2027(2)	2,467	2,498
2.32% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 11.09% Cap), 09/01/2036(2)	75,436	78,228
2.32%, 12/01/2022	339,592	347,056
2.32% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(2)	13,591	13,720
2.32% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(2)	409	408
2.34%, 12/01/2022	1,995,682	2,040,155
2.34%, 01/01/2023	1,239,295	1,268,730
2.35% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	26,722	27,701
2.37% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.72% Cap), 12/01/2036(2)	20,933	20,998
2.37%, 01/01/2023	987,009	1,010,364
2.38% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	27,285	27,361
2.38%, 11/01/2022	782,425	799,109
2.38% (12 Month U.S. Treasury Average + 1.96%, 1.96% Floor, 8.60% Cap), 01/01/2036(2)	73,923	78,288
2.39% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(2)	7,857	8,281
2.40% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(2)	39,676	41,641
2.41%, 11/01/2022	141,009	144,064
2.42%, 12/01/2022	1,061,962	1,086,686
2.42%, 06/01/2023	812,832	838,799
2.42% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(2)	5,872	5,952
2.42% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 11.17% Cap), 06/01/2036(2)	7,132	7,140
2.45%, 11/01/2022	1,364,297	1,394,637
2.45%, 02/01/2023	1,290,000	1,325,221
2.45% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.99% Cap), 07/01/2037(2)	81,042	85,598
2.46% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(2)	64,400	67,907
2.49%, 03/01/2023	731,296	753,530
2.50%, 04/01/2023	1,445,000	1,491,231
2.50%, 09/01/2027	258,907	270,316
2.50%, 04/01/2028	2,552,903	2,665,646
2.50%, 04/01/2030	1,476,408	1,549,972
2.50%, 05/01/2030	1,743,295	1,824,869
2.50%, 11/01/2031	2,445,709	2,564,108
2.50%, 12/01/2034	14,043,637	14,720,377
2.50%, 08/01/2035	2,617,442	2,743,811
2.50%, 08/01/2035	5,951,256	6,244,235
2.50%, 09/01/2035	8,387,090	8,799,422
2.50%, 12/01/2036	2,324,082	2,391,707
2.50%, 01/01/2043	1,824,423	1,890,820
2.50%, 02/01/2043	809,682	839,150
2.50%, 10/01/2043	1,707,347	1,769,223
2.50%, 05/01/2046	829,724	854,639
2.50%, 07/01/2046	1,932,961	1,992,506
2.50%, 08/01/2046	776,646	800,114
2.50%, 10/01/2046	625,015	643,758
2.50%, 09/01/2050	3,802,765	3,939,330
2.50%, 09/01/2050	7,942,310	8,174,960
2.50%, 10/01/2050	61,227,160	62,887,941
2.50%, 11/01/2050	2,410,950	2,476,347
2.50%, 11/01/2050	8,383,450	8,610,850
2.50%, 12/01/2050	14,894,118	15,312,726
2.50%, 03/01/2051	2,747,304	2,827,414

2.52% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.35% Cap), 08/01/2033(2)	18,681	19,585
2.52%, 05/01/2023	3,302,000	3,410,964
2.52%, 11/01/2029	14,664,134	15,440,821
2.52% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(2)	22,752	23,139
2.53% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	9,998	10,091
2.53% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	15,646	15,799
2.54% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(2)	4,335	4,298
2.55%, 11/01/2022	362,417	370,862
2.55%, 11/01/2022	1,134,560	1,160,996
2.55%, 10/01/2028	9,233,004	9,768,869
2.56% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.20% Cap), 07/01/2037(2)	31,360	31,519
2.58% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.93% Cap), 10/01/2036(2)	48,954	52,381
2.58%, 09/01/2028	3,830,000	4,060,013
2.59%, 09/01/2028	7,552,000	8,009,982
2.60%, 06/01/2022	747,939	759,600
2.61% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.16% Cap), 10/01/2036(2)	37,347	38,144
2.62%, 10/01/2028	9,176,010	9,752,466
2.64%, 04/01/2023	324,797	335,427
2.64%, 07/01/2023	413,000	428,748
2.64% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.66% Cap), 01/01/2036(2)	20,641	21,915
2.65% (1 Year LIBOR USD + 1.59%, 1.59% Floor, 11.30% Cap), 04/01/2037(2)	16,544	16,762
2.65%, 08/01/2022	1,032,000	1,052,181
2.65% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.17% Cap), 10/01/2034(2)	23,738	25,378
2.66% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	14,674	14,772
2.67%, 07/01/2022	624,000	635,330
2.68%, 05/01/2025	1,787,776	1,901,798
2.70%, 04/01/2023(5)	376,456	388,989
2.70%, 04/01/2025	4,722,843	5,026,442
2.75%, 03/01/2022	154,160	156,741
2.76%, 06/01/2022	1,552,762	1,561,230
2.77% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.47% Cap), 06/01/2036(2)	20,147	20,502
2.77% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	14,048	15,068
2.77%, 06/01/2023	885,959	919,866
2.78% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.53% Cap), 11/01/2036(2)	8,301	8,388
2.79%, 06/01/2023(5)	1,413,559	1,465,306
2.81%, 04/01/2025	2,900,000	3,102,200
2.81%, 05/01/2027	1,896,465	2,038,562
2.83% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 11.11% Cap), 06/01/2036(2)	71,791	76,248
2.83%, 05/01/2027	8,000,000	8,609,394
2.84% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(2)	24,064	25,628
2.86% (1 Year CMT Index + 2.22%, 2.23% Floor, 9.62% Cap), 04/01/2035(2)	24,709	25,028
2.86% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.26% Cap), 03/01/2036(2)	183,421	196,328
2.88% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 05/01/2035(2)	5,434	5,491
2.90%, 12/01/2024	2,000,000	2,141,499
2.90%, 10/01/2029	3,379,675	3,643,426
2.91%, 03/01/2027	9,650,691	10,425,023
2.92%, 12/01/2024	978,599	1,047,330
2.93%, 01/01/2025	1,829,585	1,959,762
2.97%, 01/01/2022	676,046	681,528
3.00%, 01/01/2027	2,044,884	2,159,276
3.00%, 06/01/2027	2,000,000	2,171,681
3.00%, 10/01/2027	1,667,408	1,760,805
3.00%, 08/01/2028	787,265	832,552
3.00%, 09/01/2028	1,392,034	1,479,289
3.00%, 12/01/2028	465,709	492,450
3.00%, 05/01/2030	1,342,827	1,423,524
3.00%, 09/01/2030	5,483,603	5,815,920
3.00%, 04/01/2032	9,319,003	9,889,716
3.00%, 02/01/2034	4,417,075	4,669,956
3.00%, 04/01/2036	1,073,944	1,128,899
3.00%, 08/01/2036	941,509	996,094
3.00%, 05/01/2038	12,871,456	13,503,827
3.00%, 05/01/2042	342,841	362,698
3.00%, 09/01/2042	7,862,690	8,093,576
3.00%, 10/01/2042	237,732	244,566
3.00%, 10/01/2042	3,061,053	3,238,355
3.00%, 11/01/2042	1,642,401	1,746,261
3.00%, 12/01/2042	72,900	77,514
3.00%, 12/01/2042	701,637	742,262
3.00%, 12/01/2042	1,051,588	1,118,791
3.00%, 01/01/2043	653,874	691,741
3.00%, 01/01/2043	1,029,068	1,088,677

3.00%, 01/01/2043	1,128,397	1,194,972
3.00%, 01/01/2043	1,152,706	1,228,896
3.00%, 02/01/2043	664,966	708,851
3.00%, 04/01/2043	1,445,655	1,537,038
3.00%, 04/01/2043	2,438,701	2,593,005
3.00%, 04/01/2043	3,197,093	3,396,248
3.00%, 05/01/2043	85,161	90,244
3.00%, 05/01/2043	218,757	231,428
3.00%, 05/01/2043	1,818,891	1,935,523
3.00%, 05/01/2043	6,754,743	7,152,596
3.00%, 06/01/2043	62,693	66,305
3.00%, 06/01/2043	268,257	285,157
3.00%, 06/01/2043	347,239	365,391
3.00%, 06/01/2043	1,979,478	2,104,787
3.00%, 06/01/2043	4,235,953	4,481,189
3.00%, 07/01/2043	53,537	56,822
3.00%, 07/01/2043	213,354	225,681
3.00%, 07/01/2043	272,728	289,861
3.00%, 07/01/2043	801,404	856,940
3.00%, 07/01/2043	1,175,712	1,248,125
3.00%, 07/01/2043	5,864,574	6,253,469
3.00%, 08/01/2043	53,113	56,469
3.00%, 08/01/2043	929,236	987,904
3.00%, 08/01/2043	2,972,674	3,160,319
3.00%, 08/01/2043	4,157,285	4,400,040
3.00%, 10/01/2043	72,581	77,013
3.00%, 10/01/2043	10,483,551	11,138,648
3.00%, 02/01/2044	4,745,495	5,042,163
3.00%, 03/01/2044	518,610	553,214
3.00%, 04/01/2045	5,616,572	5,951,023
3.00%, 05/01/2046	5,268,997	5,544,427
3.00%, 09/01/2046	719,600	759,675
3.00%, 11/01/2046	1,689,175	1,771,217
3.00%, 11/01/2046	4,722,654	5,018,093
3.00%, 11/01/2046	5,969,128	6,306,292
3.00%, 01/01/2047	3,476,303	3,641,180
3.00%, 02/01/2047	1,288,811	1,369,250
3.00%, 02/01/2047	1,614,118	1,714,985
3.00%, 03/01/2047	576,611	606,445
3.00%, 10/01/2047	1,126,164	1,154,790
3.00%, 12/01/2049	1,206,057	1,270,926
3.00%, 12/01/2049	7,325,689	7,661,437
3.00%, 02/01/2050	9,478,379	9,873,643
3.00%, 03/01/2050	2,893,864	3,014,545
3.00%, 03/01/2050	3,839,479	4,026,635
3.00%, 06/01/2050	1,439,937	1,501,927
3.00%, 06/01/2050	4,260,591	4,438,632
3.00%, 08/01/2050	9,523,009	9,926,802
3.00%, 09/01/2050	7,734,641	8,200,318
3.00%, 12/01/2050	16,162,728	17,328,926
3.02%, 05/01/2022	600,387	610,421
3.02%, 07/01/2029	8,200,000	8,913,149
3.03%, 12/01/2021	841,314	846,470
3.03%, 01/01/2022	734,634	740,721
3.05% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.93% Cap), 02/01/2036(2)	7,535	7,586
3.07%, 02/01/2025	4,995,000	5,377,325
3.08%, 04/01/2022	930,658	944,693
3.08%, 12/01/2024	1,816,559	1,953,834
3.08%, 01/01/2028	8,000,000	8,716,592
3.09%, 09/01/2029	7,484,000	8,151,635
3.10%, 09/01/2025	4,810,103	5,217,641
3.10%, 01/01/2028	6,730,321	7,336,436
3.11%, 12/01/2024	2,446,993	2,635,288
3.12%, 11/01/2026	943,489	1,028,717
3.12%, 06/01/2035	3,400,000	3,645,525
3.13%, 03/01/2027	6,835,000	7,453,076
3.14%, 03/01/2022	264,959	268,438
3.14%, 12/01/2026	1,762,209	1,918,170
3.19%, 01/01/2033	4,280,067	4,523,501
3.19%, 03/01/2036	2,437,173	2,639,262
3.19% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.44% Cap), 10/01/2035(2)	38,143	38,373
3.20%, 01/01/2022	767,782	774,622

3.20% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.23% Cap), 08/01/2037(2)	49,330	50,513
3.21%, 03/01/2022	310,000	314,217
3.22%, 09/01/2032	6,000,000	6,254,529
3.24%, 10/01/2026	1,766,040	1,929,473
3.25%, 09/01/2026	1,434,584	1,568,629
3.25%, 02/01/2027	5,554,997	6,070,511
3.26%, 12/01/2026	925,892	1,010,186
3.29%, 08/01/2026	2,970,009	3,237,132
3.31%, 12/01/2021	345,237	347,599
3.34%, 02/01/2027	1,500,000	1,649,398
3.38%, 12/01/2023	2,365,585	2,539,160
3.40%, 10/01/2021	311,164	311,837
3.44% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.42% Cap), 05/01/2036(2)	4,617	4,667
3.45%, 01/01/2024	1,680,129	1,801,476
3.45%, 04/01/2035	1,804,624	2,002,776
3.50%, 12/01/2023	2,159,470	2,315,079
3.50%, 03/01/2027	923,687	996,480
3.50%, 12/01/2029	2,113,741	2,275,418
3.50%, 05/01/2030	401,243	432,581
3.50%, 08/01/2030	2,247,274	2,395,889
3.50%, 12/01/2030	1,299,001	1,399,185
3.50%, 07/01/2032	97,578	105,412
3.50%, 09/01/2032	3,118,023	3,321,562
3.50%, 11/01/2032	669,569	729,175
3.50%, 12/01/2032	236,322	254,455
3.50%, 12/01/2032	10,056,950	10,986,306
3.50%, 02/01/2033	370,822	399,430
3.50%, 02/01/2033	375,239	404,066
3.50%, 03/01/2033	2,076,066	2,241,285
3.50%, 04/01/2033	1,680,559	1,796,455
3.50%, 06/01/2033	164,618	177,245
3.50%, 10/01/2033	6,923,371	7,481,601
3.50%, 06/01/2040	1,584,575	1,704,575
3.50%, 12/01/2040	64,747	69,943
3.50%, 02/01/2041	5,538,884	5,983,399
3.50%, 06/01/2041	11,975,327	12,949,347
3.50%, 11/01/2041	226,100	244,338
3.50%, 11/01/2041	2,206,788	2,385,380
3.50%, 12/01/2041	169,092	182,777
3.50%, 12/01/2041	393,760	423,701
3.50%, 12/01/2041	4,376,278	4,730,436
3.50%, 02/01/2042	6,074	6,566
3.50%, 02/01/2042	189,595	206,137
3.50%, 02/01/2042	292,067	315,609
3.50%, 04/01/2042	165,179	178,575
3.50%, 05/01/2042	4,879,713	5,290,487
3.50%, 06/01/2042	1,115,885	1,206,396
3.50%, 07/01/2042	458,598	498,229
3.50%, 07/01/2042	856,684	928,621
3.50%, 07/01/2042	2,622,924	2,835,706
3.50%, 07/01/2042	13,829,736	15,036,246
3.50%, 08/01/2042	462,827	500,159
3.50%, 09/01/2042	446,223	485,160
3.50%, 09/01/2042	510,752	552,181
3.50%, 09/01/2042	605,579	658,808
3.50%, 09/01/2042	3,354,732	3,626,853
3.50%, 10/01/2042	226,076	244,414
3.50%, 10/01/2042	273,698	295,900
3.50%, 10/01/2042	491,565	534,361
3.50%, 10/01/2042	810,230	875,950
3.50%, 11/01/2042	2,069,707	2,249,011
3.50%, 11/01/2042	5,190,302	5,627,285
3.50%, 01/01/2043	520,107	567,624
3.50%, 01/01/2043	637,082	688,600
3.50%, 02/01/2043	43,897	47,698
3.50%, 02/01/2043	51,967	56,488
3.50%, 03/01/2043	388,359	423,840
3.50%, 03/01/2043	1,103,431	1,199,414
3.50%, 03/01/2043	3,039,711	3,294,053
3.50%, 04/01/2043	1,212,033	1,309,950
3.50%, 04/01/2043	2,914,937	3,168,193
3.50%, 05/01/2043	57,331	62,318
3.50%, 05/01/2043	384,253	417,746
3.50%, 05/01/2043	428,006	462,554
3.50%, 05/01/2043	1,094,882	1,194,671
3.50%, 05/01/2043	1,373,767	1,499,282

3.50%, 07/01/2043	6,568,578	7,139,965
3.50%, 06/01/2044	4,512,155	4,880,191
3.50%, 06/01/2044	4,528,920	4,940,408
3.50%, 02/01/2045	5,105,154	5,529,646
3.50%, 04/01/2045	8,117,638	8,735,217
3.50%, 06/01/2045	1,438,114	1,543,507
3.50%, 06/01/2045	5,401,440	5,798,354
3.50%, 11/01/2045	2,161,453	2,324,608
3.50%, 12/01/2045	382,332	410,189
3.50%, 01/01/2046	6,286,208	6,800,375
3.50%, 04/01/2046	841,362	904,514
3.50%, 08/01/2046	4,029,287	4,309,662
3.50%, 09/01/2046	2,724,480	2,971,935
3.50%, 11/01/2046	8,250,172	8,856,652
3.50%, 12/01/2046	2,791,754	2,977,073
3.50%, 12/01/2046	5,662,883	6,133,271
3.50%, 02/01/2047	5,249,722	5,649,079
3.50%, 06/01/2047	462,681	495,875
3.50%, 11/01/2047	5,399,949	5,729,825
3.50%, 12/01/2047	3,660,690	3,875,153
3.50%, 10/01/2048	4,378,316	4,667,077
3.50%, 05/01/2049	11,851,299	12,755,997
3.50%, 01/01/2050	11,717,582	12,604,181
3.50%, 03/01/2060	10,080,093	11,051,456
3.55%, 02/01/2030	1,500,000	1,651,269
3.57%, 06/01/2028	8,361,000	9,397,688
3.59%, 08/01/2023	1,135,000	1,200,592
3.61%, 04/01/2028	2,926,552	3,284,752
3.64%, 01/01/2025	527,944	578,032
3.66%, 03/01/2027	2,271,054	2,529,979
3.67%, 07/01/2023	4,850,000	5,127,632
3.68%, 09/01/2026	3,385,915	3,767,378
3.74%, 07/01/2023	529,954	560,468
3.76%, 03/01/2024	1,265,000	1,373,223
3.77%, 12/01/2025	3,374,293	3,751,599
3.81%, 12/01/2028	7,000,000	8,009,517
3.85%, 09/01/2021	773,327	773,063
3.86%, 07/01/2021	855,817	855,524
3.92%, 09/01/2021	591,886	591,746
3.93% (11th District Cost of Funds Index + 1.25%, 3.86% Floor, 13.49% Cap), 03/01/2029(2)	1,541	1,560
3.94%, 07/01/2021	1,032,000	1,034,717
4.00%, 11/01/2031	3,110,336	3,411,000
4.00%, 06/01/2033	811,711	871,966
4.00%, 12/01/2033	44,189	48,274
4.00%, 03/01/2035	5,607,351	6,040,414
4.00%, 05/01/2037	6,573,597	7,133,344
4.00%, 10/01/2037	1,296,772	1,407,270
4.00%, 08/01/2039	264,259	291,119
4.00%, 10/01/2039	394,927	437,153
4.00%, 07/01/2040	3,169,794	3,489,037
4.00%, 08/01/2040	106,357	117,186
4.00%, 09/01/2040	789,235	868,819
4.00%, 12/01/2040	144,920	158,859
4.00%, 12/01/2040	186,879	204,830
4.00%, 12/01/2040	258,101	284,394
4.00%, 12/01/2040	385,626	424,303
4.00%, 12/01/2040	801,709	883,309
4.00%, 01/01/2041	140,311	153,834
4.00%, 01/01/2041	331,016	364,750
4.00%, 01/01/2041	642,561	707,891
4.00%, 01/01/2041	661,170	731,797
4.00%, 01/01/2041	880,073	965,240
4.00%, 01/01/2041	1,056,984	1,162,974
4.00%, 01/01/2041	1,115,486	1,234,993
4.00%, 02/01/2041	44,692	49,161
4.00%, 02/01/2041	1,445,954	1,592,978
4.00%, 03/01/2041	4,913,488	5,413,052
4.00%, 04/01/2041	340,287	373,298
4.00%, 05/01/2041	273,268	300,108
4.00%, 09/01/2041	154,465	169,904
4.00%, 10/01/2041	39,281	43,073
4.00%, 10/01/2041	461,058	510,189
4.00%, 10/01/2041	782,425	865,992
4.00%, 12/01/2041	938,593	1,034,049

4.00%, 12/01/2041	1,326,920	1,459,577
4.00%, 01/01/2042	1,023,308	1,125,515
4.00%, 01/01/2042	1,769,053	1,946,074
4.00%, 03/01/2042	79,966	84,474
4.00%, 07/01/2042	287,854	317,245
4.00%, 07/01/2042	291,206	318,799
4.00%, 07/01/2042	316,668	348,070
4.00%, 07/01/2042	412,156	451,207
4.00%, 08/01/2042	3,799,161	4,166,664
4.00%, 11/01/2042	539,429	596,033
4.00%, 12/01/2042	337,684	371,966
4.00%, 04/01/2043	5,294,806	5,899,451
4.00%, 07/01/2043	700,322	771,834
4.00%, 08/01/2043	52,086	57,397
4.00%, 10/01/2043	84,478	93,526
4.00%, 11/01/2043	2,060,943	2,260,503
4.00%, 12/01/2043	87,349	95,807
4.00%, 12/01/2043	1,051,411	1,158,338
4.00%, 02/01/2044	691,171	764,901
4.00%, 05/01/2044	411,766	455,730
4.00%, 06/01/2044	2,921,374	3,212,400
4.00%, 07/01/2044	1,515,622	1,667,080
4.00%, 08/01/2044	3,335,141	3,690,152
4.00%, 09/01/2044	707,093	775,009
4.00%, 01/01/2045	5,382,622	5,899,324
4.00%, 07/01/2045	4,622,416	5,077,419
4.00%, 10/01/2045	565,558	617,800
4.00%, 11/01/2045	1,117,460	1,223,053
4.00%, 12/01/2045	751,445	818,379
4.00%, 12/01/2045	3,404,742	3,713,813
4.00%, 01/01/2046	1,952,552	2,128,936
4.00%, 08/01/2046	2,890,834	3,135,968
4.00%, 09/01/2046	1,703,157	1,874,544
4.00%, 03/01/2047	513,253	557,384
4.00%, 03/01/2047	5,206,144	5,656,926
4.00%, 03/01/2047	5,222,404	5,701,323
4.00%, 05/01/2047	678,596	740,962
4.00%, 05/01/2047	1,096,285	1,196,910
4.00%, 05/01/2047	2,816,033	3,058,092
4.00%, 06/01/2047	2,650,156	2,898,902
4.00%, 08/01/2047	6,190,310	6,713,063
4.00%, 11/01/2047	5,480,245	5,912,762
4.00%, 01/01/2048	5,422,995	5,833,493
4.00%, 01/01/2048	7,125,398	7,789,633
4.00%, 02/01/2048	832,332	905,481
4.00%, 03/01/2048	2,168,314	2,332,247
4.00%, 03/01/2048	8,508,053	9,378,184
4.00%, 09/01/2048	764,940	820,125
4.00%, 10/01/2048	619,111	664,305
4.00%, 10/01/2048	1,831,610	1,991,275
4.00%, 03/01/2049	6,756,097	7,237,633
4.00%, 03/01/2049	8,311,164	8,892,441
4.00%, 07/01/2049	2,923,353	3,161,910
4.00%, 10/01/2049	5,961,379	6,478,825
4.03%, 09/01/2022	1,128,083	1,166,552
4.05%, 08/01/2021	148,768	148,733
4.06%, 07/01/2021	923,293	923,065
4.10%, 06/01/2021	611,635	611,493
4.17%, 09/01/2021(5)	344,205	344,276
4.22%, 07/01/2021(5)	138,573	138,596
4.34%, 06/01/2021	1,858,000	1,857,325
4.45%, 06/01/2021(5)	198,891	198,876
4.50%, 08/01/2029	97,717	107,226
4.50%, 09/01/2029	114,674	126,143
4.50%, 01/01/2030	178,896	196,339
4.50%, 10/01/2033	3,164,240	3,519,745
4.50%, 11/01/2033	8,512	9,432
4.50%, 09/01/2034	20,819	23,029
4.50%, 04/01/2039	4,763,712	5,349,534
4.50%, 11/01/2039	14,813	16,608
4.50%, 08/01/2040	2,258,690	2,528,957
4.50%, 08/01/2040	2,277,205	2,535,434
4.50%, 12/01/2040	1,036,145	1,162,036
4.50%, 12/01/2040	3,315,064	3,686,642

4.50%, 02/01/2041	373,541	421,029
4.50%, 02/01/2041	2,842,804	3,188,261
4.50%, 03/01/2041	814,115	906,666
4.50%, 04/01/2041	550,337	616,967
4.50%, 05/01/2041	1,240,773	1,398,533
4.50%, 05/01/2041	4,816,693	5,430,323
4.50%, 07/01/2041	238,150	267,315
4.50%, 08/01/2041	1,789,498	2,017,140
4.50%, 01/01/2042	1,602,825	1,797,230
4.50%, 11/01/2042	5,207,203	5,833,137
4.50%, 02/01/2046	5,648,823	6,335,957
4.50%, 08/01/2047	727,436	797,358
4.50%, 05/01/2048	1,978,767	2,169,218
4.50%, 07/01/2048	42,659	46,691
4.50%, 07/01/2048	363,698	396,814
4.50%, 08/01/2048	2,937,736	3,210,249
4.50%, 08/01/2048	7,601,747	8,370,964
4.50%, 03/01/2049	4,981,328	5,509,958
4.50%, 07/01/2049	7,269,587	8,006,758
4.50%, 09/01/2050	2,807,315	3,088,745
4.55%, 08/01/2026	813,785	908,147
4.63%, 12/01/2026(5)	858,883	958,786
4.76%, 08/01/2026	957,061	1,085,756
4.77%, 08/01/2026	608,872	678,075
5.00%, 11/01/2021	14	14
5.00%, 05/01/2023	1,967	2,064
5.00%, 08/01/2024	13,244	13,911
5.00%, 05/01/2028	12,347	13,660
5.00%, 04/01/2031	76,953	85,502
5.00%, 12/01/2032	554	569
5.00%, 06/01/2033	10,565	12,022
5.00%, 07/01/2033	10,768	12,368
5.00%, 07/01/2033	11,611	13,326
5.00%, 11/01/2033	3,420	3,957
5.00%, 11/01/2033	29,633	34,263
5.00%, 11/01/2033	2,349,640	2,714,125
5.00%, 04/01/2034	77,000	89,085
5.00%, 05/01/2034	24,685	28,672
5.00%, 12/01/2034	19,489	22,565
5.00%, 01/01/2035	10,879	12,068
5.00%, 02/01/2035	394,601	456,151
5.00%, 02/01/2035	2,008,880	2,330,590
5.00%, 06/01/2035	357,653	415,339
5.00%, 07/01/2035	11,635	13,532
5.00%, 07/01/2035	1,704,276	1,974,713
5.00%, 07/01/2035	1,931,342	2,242,942
5.00%, 09/01/2035	40,737	47,395
5.00%, 10/01/2035	172,115	200,147
5.00%, 11/01/2035	387,268	449,964
5.00%, 01/01/2036	32,775	38,113
5.00%, 02/01/2036	25,981	30,223
5.00%, 07/01/2037	504,633	582,364
5.00%, 01/01/2039	1,513,195	1,756,912
5.00%, 09/01/2039	92,480	107,617
5.00%, 04/01/2040	188,559	219,419
5.00%, 08/01/2040	196,180	228,163
5.00%, 05/01/2041	90,638	105,444
5.00%, 05/01/2042	1,413,295	1,636,179
5.00%, 09/01/2043	730,679	825,077
5.00%, 01/01/2048	925,675	1,036,185
5.00%, 05/01/2048	2,459,999	2,742,017
5.00%, 01/01/2049	6,831,595	7,746,148
5.50%, 07/01/2025	18,618	20,743
5.50%, 11/01/2032	43,645	50,798
5.50%, 02/01/2033	1,269	1,474
5.50%, 03/01/2033	55,407	64,500
5.50%, 04/01/2033	36,993	43,056
5.50%, 07/01/2033	8,251	9,562
5.50%, 09/01/2033	141,458	163,762
5.50%, 11/01/2033	2,286	2,589
5.50%, 12/01/2033	63,496	74,009
5.50%, 01/01/2034	6,246	7,312
5.50%, 03/01/2034	6,172	6,992
5.50%, 09/01/2034	12,573	14,701

5.50%, 10/01/2034	12,763	13,274
5.50%, 02/01/2035	42,363	49,562
5.50%, 12/01/2035	16,034	17,803
5.50%, 04/01/2036	46,864	54,836
5.50%, 05/01/2036	40,371	47,226
5.50%, 05/01/2036	64,575	75,526
5.50%, 11/01/2036	15,786	18,465
5.50%, 03/01/2037	312,387	366,355
5.50%, 04/01/2037	103,085	119,909
5.50%, 05/01/2037	132,260	154,955
5.50%, 01/01/2038	85,318	99,694
5.50%, 05/01/2038	12,004	13,574
5.50%, 06/01/2038	1,228	1,443
5.50%, 06/01/2038	89,784	105,480
5.50%, 06/01/2038	658,212	773,585
5.50%, 09/01/2038	556,070	645,284
5.50%, 06/01/2039	16,828	18,441
5.50%, 09/01/2039	72,108	82,581
5.50%, 12/01/2039	72,136	83,131
5.50%, 01/01/2040	425,310	492,643
6.00%, 08/01/2021	841	843
6.00%, 12/01/2021	382	384
6.00%, 02/01/2023	23,590	24,191
6.00%, 01/01/2024	10,135	10,524
6.00%, 01/01/2024	26,646	27,596
6.00%, 07/01/2024	8,009	8,333
6.00%, 07/01/2026	18,050	20,266
6.00%, 07/01/2027	24,934	28,002
6.00%, 11/01/2027	11,455	12,866
6.00%, 12/01/2027	35,252	39,596
6.00%, 01/01/2028	62,583	70,296
6.00%, 10/01/2028	44,564	50,051
6.00%, 12/01/2028	1,382	1,553
6.00%, 01/01/2029	2,301	2,630
6.00%, 09/01/2029	29,867	33,544
6.00%, 12/01/2032	16,206	18,586
6.00%, 12/01/2032	99,968	118,463
6.00%, 03/01/2033	806	905
6.00%, 03/01/2033	1,471	1,654
6.00%, 03/01/2033	3,083	3,544
6.00%, 03/01/2033	3,412	4,073
6.00%, 03/01/2033	5,241	5,909
6.00%, 05/01/2033	14,118	16,881
6.00%, 08/01/2033	3,194	3,599
6.00%, 09/01/2033	7,819	9,115
6.00%, 09/01/2033	12,963	14,399
6.00%, 11/01/2034	3,490	4,167
6.00%, 04/01/2035	65,160	75,419
6.00%, 02/01/2036	3,830	4,316
6.00%, 09/01/2036	228,582	268,844
6.00%, 11/01/2036	33,529	40,070
6.00%, 03/01/2037	51,784	56,123
6.00%, 09/01/2037	60,070	71,794
6.00%, 04/01/2038	10,265	11,543
6.00%, 05/01/2038	161,560	192,069
6.00%, 11/01/2038	42,522	49,446
6.00%, 12/01/2039	806,856	960,724
6.00%, 10/01/2040	1,059,045	1,263,147
6.00%, 07/01/2041	2,749,279	3,230,059
6.00%, 11/01/2048	30,933	33,731
6.50%, 04/01/2022	456	457
6.50%, 05/01/2022	527	592
6.50%, 12/01/2022	1,393	1,563
6.50%, 02/01/2024	15,589	16,213
6.50%, 07/01/2024	3,936	4,418
6.50%, 04/01/2025	676	758
6.50%, 08/01/2026	32,342	36,301
6.50%, 03/01/2029	9,946	11,041
6.50%, 11/01/2029	311,735	354,435
6.50%, 08/01/2031	8,635	10,206
6.50%, 02/01/2032	42,136	47,295
6.50%, 01/01/2036	194,007	218,800
6.50%, 04/01/2036	939	949
6.50%, 07/01/2036	3,979	4,601

6.50%, 08/01/2036	122,866	141,477
6.50%, 10/01/2036	26,695	32,881
6.50%, 01/01/2037	61,813	72,499
6.50%, 08/01/2037	24,921	29,617
6.50%, 08/01/2037	26,619	30,437
6.50%, 10/01/2037	47,379	55,463
6.50%, 10/01/2038	57,253	66,484
6.50%, 10/01/2038	227,605	265,581
7.00%, 01/01/2024	119	126
7.00%, 04/01/2026	668	671
7.00%, 09/01/2027	436	486
7.00%, 01/01/2029	796	799
7.00%, 06/01/2032	4,496	4,857
7.00%, 02/01/2033	1,181	1,238
7.00%, 06/01/2033	61,038	71,916
7.00%, 02/01/2036	12,272	13,594
7.00%, 03/01/2036	1,466	1,650
7.00%, 12/01/2036	7,250	8,238
7.00%, 03/01/2037	5,130	5,673
7.00%, 04/01/2037	7,536	8,643
7.00%, 09/01/2037	42,666	50,384
7.00%, 09/01/2038	43,789	53,705
7.00%, 10/01/2038	64,065	78,843
7.00%, 11/01/2038	47,455	56,401
7.00%, 12/01/2038	123,432	148,715
7.00%, 01/01/2039	183,284	222,444
7.50%, 11/01/2022	237	238
7.50%, 10/01/2024	211	225
7.50%, 01/01/2035	26,599	31,334
7.50%, 03/01/2035	31,158	37,482
7.50%, 05/01/2037	25,369	31,462
7.50%, 10/01/2037	116,725	141,410
7.50%, 11/01/2037	36,212	42,493
7.50%, 11/01/2038	31,173	37,609
7.50%, 04/01/2039	122,331	154,410
8.00%, 05/01/2024	77	82
8.00%, 03/01/2027	4,638	5,097
8.00%, 06/01/2027	4,009	4,430
8.00%, 06/01/2028	661	708
8.00%, 09/01/2028	5,316	5,872
8.00%, 11/01/2028	14,425	16,531
8.00%, 11/01/2037	9,108	10,040
8.00%, 01/01/2038	3,987	4,692
8.50%, 07/01/2024	504	543
8.50%, 05/01/2025	45	45
Fannie Mae Pool UMBS
2.50%, 06/01/2050	1,354,476	1,391,216
2.50%, 06/01/2050	3,078,424	3,161,926
2.50%, 06/01/2050	5,087,458	5,225,455
2.50%, 07/01/2050	2,902,351	2,981,077
2.50%, 07/01/2050	8,202,986	8,425,491
2.50%, 08/01/2050	3,526,844	3,622,509
2.50%, 08/01/2050	24,690,166	25,359,884
3.00%, 04/01/2045	47,577	48,933
3.00%, 12/01/2049	335,597	354,168
Fannie Mae REMIC Trust 2003-W1
5.08%, 12/25/2042, Series 2003-W1, Class 1A1(5)	85,655	93,377
5.63%, 12/25/2042, Series 2003-W1, Class 2A(5)	22,785	25,228
Fannie Mae REMIC Trust 2003-W4
5.70%, 10/25/2042, Series 2003-W4, Class 2A(5)	11,807	13,482
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	406,251	444,955
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	67,132	80,038
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	120,908	143,779
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	92,277	104,009
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(5)	10,052	11,456
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	24,977	28,005
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	16,605	15,384

Fannie Mae REMIC Trust 2007-W7
38.47% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(2)(4)	14,765	25,508
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	385,504	444,338
Fannie Mae REMICS
0.00%, 03/25/2022, Series 2007-15, Class NO	1,471	1,469
0.00%, 10/25/2022, Series G92-62, Class B	247	247
0.00%, 04/25/2023, Series 1998-4, Class C	339	339
0.00%, 09/25/2023, Series G93-37, Class H	197	196
0.00%, 09/25/2023, Series 1993-205, Class H	788	780
0.00%, 11/25/2023, Series 1994-9, Class E	82	82
0.00%, 01/25/2032, Series 2001-81, Class LO	1,336	1,293
0.00%, 04/25/2032, Series 2002-21, Class LO	1,199	1,160
0.00%, 12/25/2032, Series 2004-59, Class BG	7,538	7,023
0.00%, 05/25/2033, Series 2003-35, Class EA	4,597	4,260
0.00%, 08/25/2033, Series 2003-132, Class OA	2,548	2,478
0.00%, 12/25/2033, Series 2006-44, Class P	64,009	59,285
0.00%, 03/25/2034, Series 2004-46, Class EP	64,054	62,959
0.00%, 09/25/2035, Series 2005-90, Class PO	7,125	7,012
0.00%, 10/25/2035, Series 2010-39, Class OT	17,121	16,335
0.00%, 03/25/2036, Series 2006-16, Class OA	13,318	12,366
0.00%, 03/25/2036, Series 2006-8, Class WQ	138,527	123,221
0.00%, 04/25/2036, Series 2006-23, Class KO	15,226	14,697
0.00%, 04/25/2036, Series 2006-27, Class OH	30,150	28,178
0.00%, 04/25/2036, Series 2006-22, Class AO	46,822	43,372
0.00%, 06/25/2036, Series 2006-43, Class PO	12,332	11,784
0.00%, 06/25/2036, Series 2006-44, Class GO	24,092	22,414
0.00%, 06/25/2036, Series 2006-43, Class DO	37,673	34,404
0.00%, 06/25/2036, Series 2006-50, Class JO	85,736	78,896
0.00%, 06/25/2036, Series 2006-50, Class PS	105,107	100,412
0.00%, 07/25/2036, Series 2006-113, Class PO	1,441	1,440
0.00%, 07/25/2036, Series 2006-58, Class AP	7,600	6,968
0.00%, 07/25/2036, Series 2006-58, Class PO	14,333	13,247
0.00%, 07/25/2036, Series 2006-65, Class QO	27,554	25,761
0.00%, 08/25/2036, Series 2006-72, Class TO	9,411	8,550
0.00%, 08/25/2036, Series 2006-79, Class DO	19,731	18,860
0.00%, 08/25/2036, Series 2006-79, Class OP	29,314	26,317
0.00%, 08/25/2036, Series 2006-72, Class GO	49,251	47,207
0.00%, 09/25/2036, Series 2008-42, Class AO	10,881	9,914
0.00%, 09/25/2036, Series 2006-90, Class AO	22,071	20,715
0.00%, 09/25/2036, Series 2006-86, Class OB	29,241	26,983
0.00%, 11/25/2036, Series 2006-109, Class PO	7,279	6,613
0.00%, 11/25/2036, Series 2006-111, Class EO	20,583	18,615
0.00%, 11/25/2036, Series 2006-110, Class PO	44,062	40,787
0.00%, 12/25/2036, Series 2006-119, Class PO	10,803	10,217
0.00%, 12/25/2036, Series 2006-115, Class OK	25,127	22,674
0.00%, 01/25/2037, Series 2006-128, Class PO	24,481	22,355
0.00%, 01/25/2037, Series 2009-70, Class CO	67,949	63,082
0.00%, 03/25/2037, Series 2007-14, Class OP	19,968	18,666
0.00%, 04/25/2037, Series 2007-28, Class EO	65,188	59,104
0.00%, 05/25/2037, Series 2007-42, Class AO	5,945	5,488
0.00%, 07/25/2037, Series 2007-67, Class PO	45,403	41,705
0.00%, 10/25/2037, Series 2009-86, Class OT	419,465	378,347
0.00%, 05/25/2038, Series 2008-44, Class PO	1,521	1,364
0.00%, 01/25/2040, Series 2009-113, Class AO	36,116	32,219
0.00%, 06/25/2040, Series 2010-63, Class AP	57,654	53,355
0.00%, 09/25/2043, Series 2013-92, Class PO	939,125	851,648
0.00%, 10/25/2043, Series 2013-101, Class DO	696,571	593,053
0.00%, 12/25/2043, Series 2013-128, Class PO	1,699,373	1,476,198
0.14% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(2)	96	95
0.18% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(2)	44,962	44,716
0.18% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(2)	197,021	195,310
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(2)	25,156	25,211
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(2)	70,470	70,573
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(2)	52,782	52,922
0.37% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(2)	285,223	281,004
0.40% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(2)	233,911	234,785
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(2)	35,243	35,367
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(2)	83,299	83,823
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(2)	83,242	83,681
0.48% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(2)	47,826	48,387
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(2)	58,750	58,982

0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(2)	176,094	173,689
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(2)	26,085	26,210
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(2)	174,793	177,226
0.56% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(2)	16,981	17,582
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037, Series 2012-87, Class KF(2)	78,711	78,775
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039, Series 2012-89, Class FD(2)	40,816	40,871
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(2)	276,446	279,012
0.57% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(2)	23,138	23,081
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(2)	49,074	49,766
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(2)	27,639	28,039
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(2)	41,633	41,909
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(2)	152,805	154,132
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(2)	121,119	118,720
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(2)	958,194	970,322
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(2)	378,467	382,420
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041, Series 2011-101, Class FM(2)	46,365	46,608
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(2)	98,869	99,693
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(2)	34,046	34,351
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(2)	55,119	56,033
0.72% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(2)	487	485
0.86% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(2)	95,672	97,450
0.86% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(2)	30,414	31,516
0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(2)	203,432	207,227
0.99% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(2)	933	932
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(2)	29,694	30,413
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(2)	1,201	1,204
1.16% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022, Series G92-59, Class F(2)	95	96
1.52%, 01/25/2038, Series 2007-116, Class HI(5)	253,721	11,069
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(2)(4)	35,076	1,233
1.75%, 06/25/2038, Series 2008-46, Class HI(5)	116,706	6,503
1.84%, 03/25/2027, Series 1997-20, Class IB(5)	1,309	24
1.84%, 03/25/2027, Series 1997-20, Class IO(5)	3,450	61
2.26%, 04/25/2041, Series 2011-30, Class LS(5)	435,086	29,158
2.92%, 12/25/2039, Series 2009-103, Class MB(5)	132,331	138,385
3.00%, 12/25/2028, Series 2013-118, Class YL	1,237,521	1,303,011
3.00%, 10/25/2033, Series 2013-100, Class WB	908,000	962,229
3.00%, 02/25/2043, Series 2013-81, Class TA	1,000,000	1,035,299
3.00%, 01/25/2046, Series 2016-38, Class NA	1,561,023	1,678,187
3.00%, 02/25/2047, Series 2017-51, Class CP	1,839,403	1,940,346
3.50%, 04/25/2031, Series 2011-31, Class DB	654,604	707,984
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500,000	1,664,322
3.50%, 03/25/2042, Series 2013-136, Class QB	1,000,000	1,080,377
3.50%, 02/25/2043, Series 2013-4, Class AJ	264,902	278,911
3.50%, 11/25/2057, Series 2019-7, Class CA	5,963,344	6,350,037
4.00%, 04/25/2033, Series 2003-22, Class UD	145,796	161,722
4.00%, 05/25/2033, Series 2003-42, Class GB	9,365	10,407
4.33% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(2)(4)	324,938	39,923
4.50%, 07/25/2023, Series 2008-61, Class BH	19,041	19,586
4.50%, 10/25/2036, Series 2009-19, Class PW	125,462	140,609
4.50%, 02/25/2039, Series 2009-4, Class BD	5,372	5,950
4.50%, 12/25/2040, Series 2010-134, Class DB	5,359,402	6,148,349
4.50%, 01/25/2042, Series 2011-141, Class MZ	2,079,474	2,312,258
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500,000	1,684,009
5.00%, 11/25/2024, Series 2004-81, Class JG	83,375	87,599
5.00%, 03/25/2029, Series 2009-11, Class NB	108,544	115,434
5.00%, 11/25/2032, Series 2002-71, Class AP	8,831	9,676
5.00%, 03/25/2033, Series 2003-14, Class TI	14,787	805
5.00%, 03/25/2037, Series 2009-63, Class P	2,855	3,199
5.00%, 07/25/2038, Series 2008-56, Class AC	28,887	32,380
5.00%, 07/25/2038, Series 2008-60, Class JC	35,717	40,530
5.00%, 07/25/2039, Series 2009-52, Class PI	62,091	9,723
5.00%, 08/25/2039, Series 2009-59, Class HB	229,108	260,209
5.00%, 09/25/2039, Series 2009-65, Class MT	101,460	109,643
5.00%, 06/25/2040, Series 2010-64, Class DM	391,859	442,384
5.00%, 09/25/2040, Series 2010-102, Class PN	206,000	235,715
5.43%, 07/25/2051, Series 2011-58, Class WA(5)	29,752	34,115
5.50%, 09/25/2022, Series 1992-143, Class MA	221	226
5.50%, 03/25/2023, Series 2003-17, Class EQ	31,746	32,845
5.50%, 04/25/2023, Series 1993-58, Class H	2,201	2,277
5.50%, 04/25/2023, Series 2003-23, Class EQ	60,966	63,109
5.50%, 05/25/2023, Series 2003-39, Class LW	15,208	15,736
5.50%, 07/25/2024, Series 2004-53, Class NC	4,356	4,539
5.50%, 08/25/2024, Series 2004-65, Class EY	51,417	53,921

5.50%, 08/25/2025, Series 2005-67, Class EY	66,644	71,636
5.50%, 01/25/2026, Series 2005-121, Class DX	38,860	41,421
5.50%, 04/18/2029, Series 1999-18, Class Z	6,592	7,165
5.50%, 12/25/2032, Series 2002-78, Class Z	88,195	102,011
5.50%, 08/25/2033, Series 2003-72, Class IE	155,117	26,119
5.50%, 08/25/2033, Series 2003-73, Class HC	75,052	86,665
5.50%, 10/25/2033, Series 2003-105, Class AZ	542,944	626,910
5.50%, 04/25/2034, Series 2004-17, Class H	171,055	199,589
5.50%, 07/25/2034, Series 2004-50, Class VZ	282,970	322,251
5.50%, 08/25/2035, Series 2005-68, Class PG	69,601	79,254
5.50%, 08/25/2035, Series 2005-73, Class ZB	471,606	543,987
5.50%, 12/25/2035, Series 2006-46, Class UC	26,507	28,524
5.50%, 12/25/2035, Series 2005-110, Class GL	366,460	414,488
5.50%, 01/25/2036, Series 2006-39, Class WC	17,963	19,171
5.50%, 03/25/2036, Series 2006-16, Class HZ	43,959	50,421
5.50%, 03/25/2036, Series 2006-12, Class BZ	163,873	186,330
5.50%, 03/25/2036, Series 2006-8, Class JZ	185,585	217,252
5.50%, 01/25/2037, Series 2006-128, Class BP	13,287	14,570
5.50%, 07/25/2037, Series 2007-70, Class Z	108,163	123,097
5.50%, 08/25/2037, Series 2007-76, Class AZ	35,523	40,374
5.50%, 07/25/2038, Series 2011-47, Class ZA	142,002	162,850
5.50%, 10/25/2039, Series 2009-86, Class IP	143,721	24,729
5.50%, 06/25/2040, Series 2010-58, Class MB	672,320	759,034
5.50%, 07/25/2040, Series 2010-71, Class HJ	242,437	280,817
5.50%, 10/25/2040, Series 2010-111, Class AM	838,224	988,984
5.67% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(2)(4)	32,635	5,599
5.74% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(2)(4)	112,944	18,676
5.74% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(2)(4)	147,438	26,740
5.75%, 06/25/2033, Series 2003-47, Class PE	44,606	50,656
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,369,080	1,619,568
5.75%, 10/25/2035, Series 2005-84, Class XM	57,500	65,193
5.79% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(2)(4)	37,217	5,896
5.80% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(2)(4)	124,835	24,005
5.85%, 02/25/2051, Series 2011-2, Class WA(5)	73,442	84,255
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(2)(4)	323,569	51,162
5.97% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(2)(4)	2,946	120
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(2)(4)	51,391	5,623
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(2)(4)	33,842	6,691
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(2)(4)	94,387	14,324
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(2)(4)	76,810	9,681
6.00%, 02/25/2022, Series 2002-5, Class PK	5,370	5,438
6.00%, 08/25/2022, Series 1992-136, Class PK	503	517
6.00%, 09/25/2022, Series 2002-54, Class PG	14,250	14,625
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(2)(4)	1,198	1,248
6.00%, 07/25/2023, Series 1993-136, Class ZB(5)	10,095	10,617
6.00%, 07/18/2028, Series 1998-36, Class ZB	5,839	6,554
6.00%, 12/25/2028, Series 1998-66, Class C	1,941	2,054
6.00%, 07/25/2031, Series 2001-33, Class ID	21,473	3,014
6.00%, 11/25/2031, Series 2001-60, Class PX	36,242	41,841
6.00%, 04/25/2032, Series 2002-15, Class ZA	97,221	110,690
6.00%, 11/25/2032, Series 2011-39, Class ZA	280,523	324,831
6.00%, 05/25/2033, Series 2003-39, Class IO(5)	6,776	1,123
6.00%, 05/25/2033, Series 2003-34, Class AX	24,931	29,085
6.00%, 05/25/2033, Series 2003-34, Class GE	58,447	66,911
6.00%, 05/25/2033, Series 2003-34, Class ED	117,997	137,476
6.00%, 12/25/2035, Series 2005-109, Class PC	9,724	10,934
6.00%, 12/25/2035, Series 2005-109, Class YE	64,902	65,198
6.00%, 07/25/2036, Series 2006-71, Class ZL	311,931	365,051
6.00%, 03/25/2037, Series 2007-18, Class MZ	215,640	241,758
6.00%, 05/25/2037, Series 2007-42, Class B	96,674	111,996
6.00%, 08/25/2037, Series 2007-78, Class CB	10,723	12,463
6.00%, 08/25/2037, Series 2007-76, Class ZG	36,633	42,493
6.00%, 08/25/2037, Series 2007-78, Class PE	47,504	55,278
6.00%, 08/25/2037, Series 2007-81, Class GE	52,263	59,901
6.00%, 08/25/2039, Series 2009-60, Class HT	296,388	347,192
6.02%, 09/25/2039, Series 2009-69, Class WA(5)	108,117	123,645
6.07% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(2)(4)	46,191	7,316
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(2)(4)	38,127	6,327
6.12% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(2)(4)	47,920	8,823
6.14% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(2)(4)	105,808	18,848
6.18%, 03/25/2040, Series 2010-16, Class WB(5)	168,815	193,952
6.21%, 02/25/2040, Series 2010-1, Class WA(5)	44,919	50,929
6.25%, 10/25/2037, Series 2007-106, Class A7(5)	39,147	45,301
6.25% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(2)(4)	5,589	780

6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(2)(4)	307,640	59,212
6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(2)(4)	149,266	21,993
6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(2)(4)	46,107	7,559
6.29%, 12/25/2039, Series 2009-99, Class WA(5)	241,345	277,570
6.31% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(2)(4)	81,355	13,144
6.33% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(2)(4)	176,000	31,812
6.34% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(2)(4)	106,233	21,486
6.34% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(2)(4)	154,087	34,378
6.35%, 04/25/2029, Series 1999-17, Class C	3,272	3,669
6.35% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(2)(4)	165,198	34,730
6.39% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023, Series 2008-47, Class SI(2)(4)	1,069	13
6.39% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(2)(4)	93,197	25,785
6.41% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(2)(4)	49,134	8,922
6.42% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(2)(4)	515,014	119,791
6.43% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(2)(4)	152,673	32,646
6.44%, 03/25/2040, Series 2010-16, Class WA(5)	167,162	190,288
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(2)(4)	93,037	20,538
6.47% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(2)(4)	102,754	19,711
6.50%, 07/25/2021, Series 1991-86, Class Z	12	12
6.50%, 09/25/2021, Series 2001-48, Class Z	2,345	2,357
6.50%, 02/25/2022, Series 2002-1, Class HC	726	734
6.50%, 08/25/2022, Series 1996-59, Class J	501	515
6.50%, 02/25/2023, Series G93-5, Class Z	725	752
6.50%, 03/25/2023, Series G93-14, Class J	536	556
6.50%, 07/25/2023, Series 1993-122, Class M	420	441
6.50%, 09/25/2023, Series 1993-178, Class PK	980	1,035
6.50%, 10/25/2023, Series 1993-189, Class PL	5,008	5,304
6.50%, 10/25/2023, Series 1993-183, Class KA	14,693	15,565
6.50%, 11/25/2023, Series 1995-19, Class Z	5,995	6,439
6.50%, 12/25/2023, Series 1993-225, Class UB	1,587	1,689
6.50%, 03/25/2024, Series 1994-37, Class L	4,824	5,125
6.50%, 03/25/2024, Series 1994-40, Class Z	30,821	32,936
6.50%, 04/25/2027, Series 1997-32, Class PG	10,412	11,705
6.50%, 07/18/2027, Series 1997-42, Class ZC	842	939
6.50%, 09/25/2031, Series 2001-49, Class Z	5,175	6,040
6.50%, 10/25/2031, Series 2001-52, Class KB	4,147	4,731
6.50%, 04/25/2032, Series 2002-21, Class PE	16,799	19,789
6.50%, 05/25/2032, Series 2002-28, Class PK	35,111	41,077
6.50%, 06/25/2032, Series 2002-37, Class Z	15,027	17,156
6.50%, 07/25/2032, Series 2006-130, Class GI	63,155	9,157
6.50%, 08/25/2032, Series 2002-48, Class GH	43,815	51,906
6.50%, 02/25/2033, Series 2003-9, Class NZ	14,307	16,615
6.50%, 05/25/2033, Series 2003-33, Class IA	63,812	13,054
6.50%, 07/25/2036, Series 2006-63, Class ZH	141,878	167,547
6.50%, 07/25/2036, Series 2011-19, Class ZY	188,047	224,256
6.50%, 08/25/2036, Series 2006-78, Class BZ	14,255	16,761
6.50%, 08/25/2036, Series 2006-77, Class PC	82,009	94,923
6.50%, 09/25/2036, Series 2006-85, Class MZ	8,625	10,113
6.50%, 06/25/2037, Series 2007-92, Class YA	19,575	22,915
6.50%, 12/25/2037, Series 2007-112, Class MJ	119,129	142,437
6.50%, 04/25/2038, Series 2011-22, Class MA	949	949
6.50%, 06/25/2042, Series 2002-90, Class A1	48,517	56,983
6.51% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(2)(4)	110,686	19,734
6.54% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(2)(4)	84,275	12,725
6.54% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(2)(4)	36,637	5,847
6.59% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(2)(4)	507,934	106,244
6.60% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(2)(4)	52,079	10,254
6.74% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(2)(4)	35,805	5,665
6.79% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(2)(4)	59,809	10,430
6.88%, 08/25/2023, Series 2002-83, Class CS	10,804	11,329
6.88% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(2)(4)	63,743	13,030
6.99% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(2)(4)	21,528	877
7.00%, 07/25/2022, Series G92-42, Class Z	44	44
7.00%, 10/25/2022, Series G92-61, Class Z	260	268
7.00%, 02/25/2023, Series 1997-61, Class ZC	7,829	8,142
7.00%, 03/25/2023, Series 1993-37, Class PX	5,871	6,100
7.00%, 04/25/2023, Series 1993-54, Class Z	1,779	1,850
7.00%, 05/25/2023, Series 1993-56, Class PZ	21,423	22,524
7.00%, 07/25/2023, Series 2002-1, Class G	7,482	7,837
7.00%, 07/25/2023, Series 1993-99, Class Z	10,914	11,473
7.00%, 08/25/2023, Series 1993-141, Class Z	17,489	18,375
7.00%, 04/25/2024, Series 1994-63, Class PK	19,780	21,175
7.00%, 04/25/2024, Series 1994-62, Class PK	47,375	50,225
7.00%, 11/25/2026, Series 1996-48, Class Z	12,454	13,516

7.00%, 12/18/2027, Series 1997-81, Class PI	4,513	338
7.00%, 03/25/2031, Series 2001-7, Class PF	3,593	4,276
7.00%, 07/25/2031, Series 2001-30, Class PM	11,289	13,514
7.00%, 08/25/2031, Series 2001-36, Class DE	22,894	26,994
7.00%, 09/25/2031, Series 2001-44, Class PU	3,947	4,715
7.00%, 09/25/2031, Series 2001-44, Class PD	6,441	7,610
7.00%, 09/25/2031, Series 2001-44, Class MY	30,462	36,393
7.00%, 11/25/2031, Series 2001-61, Class Z	42,899	51,363
7.00%, 05/25/2033, Series 2007-97, Class KI	114,059	11,762
7.00%, 07/25/2039, Series 2009-47, Class MT	1,880	2,216
7.00%, 11/25/2041, Series 2011-118, Class LB	721,161	877,421
7.00%, 11/25/2041, Series 2011-118, Class NT	774,644	925,226
7.00%, 11/25/2041, Series 2011-118, Class MT	887,138	1,074,823
7.04% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(2)(4)	488,451	122,462
7.09% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(2)(4)	38,993	7,148
7.31% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(2)(4)	73,544	80,991
7.49% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(2)(4)	152,992	19,875
7.49% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(2)(4)	81,030	15,700
7.50%, 06/25/2022, Series 1992-101, Class J	23	24
7.50%, 07/25/2022, Series G92-35, Class E	958	984
7.50%, 09/25/2022, Series G92-54, Class ZQ	436	445
7.50%, 10/25/2022, Series 1992-188, Class PZ	1,657	1,717
7.50%, 03/25/2023, Series 1993-25, Class J	1,770	1,857
7.50%, 04/18/2027, Series 1997-27, Class J	3,228	3,726
7.50%, 04/20/2027, Series 1997-29, Class J	4,743	5,437
7.50%, 05/20/2027, Series 1997-39, Class PD	16,264	18,504
7.50%, 12/18/2029, Series 1999-62, Class PB	5,236	6,026
7.50%, 02/25/2030, Series 2000-2, Class ZE	28,181	32,907
7.70%, 03/25/2023, Series 1993-21, Class KA	784	821
7.75%, 09/25/2022, Series 1992-163, Class M	653	677
7.90%, 01/25/2023, Series G93-1, Class KA	1,217	1,268
7.94% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(2)(4)	326	20
8.00%, 07/25/2022, Series G92-44, Class ZQ	16	17
8.00%, 07/25/2022, Series 1992-117, Class MA	2,373	2,455
8.00%, 09/25/2022, Series 1992-150, Class M	2,682	2,773
8.04% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(2)(4)	1,834	96
8.50%, 01/25/2025, Series 1995-2, Class Z	987	1,090
8.50%, 01/25/2031, Series 2000-52, Class IO	1,591	278
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(2)(4)	13,282	15,429
8.80%, 01/25/2025, Series G95-1, Class C	2,233	2,511
8.99% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(2)(4)	7,536	892
9.44% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(2)(4)	9,811	711
9.97% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(2)(4)	9,385	10,943
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(2)(4)	487	588
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(2)(4)	319	349
11.36% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(2)(4)	2,103	2,397
12.32% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(2)(4)	11,595	13,908
12.44% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(2)(4)	186,711	233,959
12.49% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(2)(4)	559	608
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(2)(4)	676	724
13.46% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(2)(4)	17,840	22,324
13.78% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(2)(4)	18,126	21,564
13.89% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(2)(4)	545	579
13.98% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(2)(4)	16,014	17,031
14.02% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(2)(4)	10,643	12,811
14.28% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(2)(4)	6,188	7,617
15.28% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(2)(4)	12,323	15,853
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(2)(4)	280	320
15.88% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(2)(4)	9,338	12,361
15.98% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(2)(4)	6,144	6,860
16.20% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(2)(4)	9,116	11,937
16.23% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(2)(4)	23,073	29,756
16.43% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(2)(4)	26,945	35,267
16.60% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(2)(4)	21,931	29,177
16.60% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(2)(4)	26,932	36,719
16.73% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(2)(4)	3,616	4,510
17.10% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(2)(4)	23,299	32,042
17.21% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(2)(4)	1,121	1,504
17.30% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(2)(4)	101,028	134,179
17.82% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(2)(4)	17,405	21,240
19.23% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(2)(4)	75,289	108,426
19.23% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(2)(4)	32,842	46,490
19.47% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(2)(4)	854	937

19.72% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(2)(4)	63,489	79,392
19.83% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(2)(4)	43,647	54,833
20.08% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(2)(4)	1,523	195
20.37% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(2)(4)	21,397	30,492
22.30% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(2)(4)	32,185	50,049
22.62% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(2)(4)	9,509	13,688
23.08% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(2)(4)	889	1,093
23.57% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(2)(4)	14,329	21,136
23.62% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(2)(4)	42,472	65,592
23.77% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(2)(4)	6,021	8,626
23.80% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(2)(4)	4,166	5,997
24.12% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(2)(4)	1,201	1,502
24.12% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(2)(4)	16,016	21,893
24.17% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(2)(4)	125,193	180,714
24.17% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(2)(4)	12,826	19,859
24.35% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(2)(4)	14,574	18,611
24.83% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(2)(4)	2,740	4,153
24.96% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(2)(4)	22,622	35,313
25.77% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(2)(4)	16,117	24,775
26.13% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(2)(4)	3,289	5,002
26.97% (7 year CMT Index + 30.01%, 29.59% Cap), 12/25/2021, Series G-51, Class SA(2)(4)	4	4
27.75% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(2)(4)	479	544
28.37% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(2)(4)	14,577	21,432
28.99% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(2)(4)	1,477	1,695
29.66% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(2)(4)	14,523	22,854
32.71% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(2)(4)	9,377	13,318
38.35% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(2)(4)	8,374	24,485
39.25% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(2)(4)	10,374	20,717
1184.78%, 07/25/2022, Series G92-35, Class G	2	10
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	46,023	53,121
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	77,902	90,893
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	287,286	323,374
6.50%, 09/25/2042, Series 2003-W6, Class 3A	102,913	119,943
Fannie Mae Trust 2003-W8
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(2)	23,921	23,894
7.00%, 10/25/2042, Series 2003-W8, Class 2A	112,089	130,256
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	179,038	210,959
Fannie Mae Trust 2004-W15
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(2)	103,411	102,853
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	34,974	41,260
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	34,808	41,648
Fannie Mae Trust 2005-W3
0.33% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(2)	859,001	855,845
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	46,109	53,006
Fannie Mae Trust 2006-W2
0.33% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(2)	373,683	373,663
3.02%, 11/25/2045, Series 2006-W2, Class 2A(5)	111,909	118,530
Fannie Mae Whole Loan
0.37% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(2)	883,142	877,071
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	3,090,827	3,009,969
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	24,545,606	23,637,387
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	6,966,499	6,823,993
1.04% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2022, Series 2015-M17, Class FA(2)	519,367	520,366
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055,000	1,026,426
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,970,000	2,928,806
1.92%, 10/25/2030, Series 2020-M50, Class X1(5)	17,890,844	2,052,747
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	25,343,101	25,926,451
1.99%, 11/25/2028, Series 2020-M38, Class X2(5)	12,600,000	1,614,670
2.01%, 11/25/2033, Series 2021-M3, Class X1(5)	30,841,516	4,294,499
2.02%, 07/25/2030, Series 2020-M39, Class X1(5)	111,692,910	14,863,534
2.10%, 08/25/2029, Series 2019-M22, Class A1	20,318,114	21,151,819
2.28%, 12/27/2022, Series 2013-M7, Class A2	650,195	667,104
2.39%, 01/25/2023, Series 2013-M9, Class A2(5)	544,125	558,322
2.48%, 12/25/2026, Series 2017-M3, Class A2(5)	1,512,023	1,593,269

2.53%, 09/25/2024, Series 2015-M1, Class A2	1,293,530	1,353,618
2.59%, 12/25/2026, Series 2017-M4, Class A2(5)	9,223,706	9,842,314
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,368,791	1,444,545
2.90%, 01/25/2025, Series 2015-M8, Class A2(5)	2,000,000	2,131,038
2.92%, 08/25/2021, Series 2011-M8, Class A2	162,363	163,205
2.96%, 02/25/2027, Series 2017-M7, Class A2(5)	3,535,000	3,805,510
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200,000	2,379,996
3.02%, 08/25/2024, Series 2014-M13, Class A2(5)	1,143,844	1,220,737
3.05%, 03/25/2028, Series 2018-M4, Class A2(5)	3,891,000	4,262,959
3.06%, 05/25/2027, Series 2017-M8, Class A2(5)	5,130,000	5,591,201
3.08%, 06/25/2027, Series 2017-M12, Class A2(5)	5,377,328	5,865,827
3.09%, 04/25/2027, Series 2015-M10, Class A2(5)	23,104,102	25,141,655
3.09%, 02/25/2030, Series 2018-M3, Class A2(5)	2,791,000	3,069,584
3.10%, 07/25/2024, Series 2014-M9, Class A2(5)	960,055	1,025,049
3.16%, 04/25/2029, Series 2017-M5, Class A2(5)	4,540,000	5,005,697
3.33%, 06/25/2028, Series 2018-M8, Class A2(5)	5,160,000	5,742,817
3.37%, 07/25/2028, Series 2018-M10, Class A1(5)	4,622,005	5,038,868
3.37%, 07/25/2028, Series 2018-M10, Class A2(5)	6,977,000	7,814,794
3.50%, 01/25/2024, Series 2014-M3, Class A2(5)	9,590,442	10,241,975
3.51%, 12/25/2023, Series 2014-M2, Class A2(5)	1,866,975	1,979,541
3.55%, 09/25/2028, Series 2019-M1, Class A2(5)	7,310,000	8,235,756
3.64%, 08/25/2030, Series 2018-M12, Class A2(5)	7,611,341	8,702,624
3.76%, 06/25/2021, Series 2011-M1, Class A3	119,459	119,414
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	2,253	2,378
7.00%, 03/25/2023, Series 8, Class ZA	2,021	2,085
7.50%, 04/25/2024, Series 29, Class L	16,409	17,469
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	73,443	53,706
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021, Series 2006-FA6, Class 3A1	1,030	879
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1	8,363	4,283
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.54% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(2)(4)	685,312	143,253
FMC GMSR Issuer Trust
3.69%, 02/25/2024, Series 2021-SAT1(3)(13)	16,000,000	15,965,504
4.45%, 01/25/2026, Series 2020-GT1, Class A(3)(5)	9,700,000	9,625,982
Freddie Mac Gold Pool
2.00%, 01/01/2032	4,120,218	4,240,711
2.50%, 04/01/2028	1,319,294	1,377,871
2.50%, 06/01/2028	508,793	533,410
2.50%, 03/01/2030	1,064,589	1,116,722
2.50%, 07/01/2030	2,483,851	2,605,661
2.50%, 07/01/2031	2,212,737	2,319,782
2.50%, 08/01/2031	1,316,980	1,380,560
2.50%, 11/01/2046	1,955,733	2,018,100
3.00%, 07/01/2028	1,057,787	1,122,701
3.00%, 08/01/2028	621,729	661,979
3.00%, 09/01/2028	2,128,702	2,262,177
3.00%, 10/01/2028	855,506	911,110
3.00%, 05/01/2029	785,514	836,505
3.00%, 04/01/2031	4,149,419	4,410,021
3.00%, 09/01/2031	880,697	932,074
3.00%, 02/01/2032	4,498,324	4,787,474
3.00%, 02/01/2032	6,774,255	7,232,145
3.00%, 07/01/2035	5,943,650	6,251,143
3.00%, 09/01/2036	2,283,241	2,401,540
3.00%, 08/01/2042	1,177,669	1,246,346
3.00%, 10/01/2042	3,002,214	3,177,308
3.00%, 11/01/2042	442,047	468,302
3.00%, 11/01/2042	4,636,540	4,932,154
3.00%, 02/01/2043	262,733	278,340
3.00%, 03/01/2043	1,739,166	1,849,944
3.00%, 03/01/2043	3,489,170	3,711,413
3.00%, 04/01/2043	63,113	66,865
3.00%, 04/01/2043	9,203,194	9,787,277
3.00%, 06/01/2043	25,502	27,079
3.00%, 07/01/2043	18,723	19,916
3.00%, 07/01/2043	230,352	243,788
3.00%, 08/01/2043	387,591	411,846
3.00%, 08/01/2043	4,663,695	4,960,778
3.00%, 01/01/2045	125,367	128,992
3.00%, 05/01/2045	1,009,189	1,072,997

3.00%, 05/01/2045	1,861,852	1,975,300
3.00%, 06/01/2045	455,006	480,816
3.00%, 10/01/2045	3,285,274	3,493,493
3.00%, 10/01/2046	5,518,611	5,787,216
3.00%, 10/01/2046	15,718,453	16,766,995
3.00%, 01/01/2047	911,229	963,079
3.00%, 02/01/2047	7,963,230	8,423,087
3.00%, 03/01/2047	1,009,529	1,060,153
3.00%, 05/01/2047	11,671,648	12,340,852
3.50%, 01/01/2027	111,463	118,986
3.50%, 01/01/2032	361,700	387,080
3.50%, 03/01/2032	141,652	151,592
3.50%, 02/01/2033	143,183	154,243
3.50%, 05/01/2033	174,339	187,805
3.50%, 05/01/2033	513,845	553,591
3.50%, 01/01/2034	5,266,810	5,633,198
3.50%, 04/01/2037	6,223,079	6,691,410
3.50%, 11/01/2037	1,726,169	1,836,680
3.50%, 05/01/2042	571,180	617,637
3.50%, 06/01/2042	264,595	286,166
3.50%, 06/01/2042	1,868,905	2,034,032
3.50%, 08/01/2042	519,511	564,832
3.50%, 09/01/2042	2,301,909	2,503,210
3.50%, 09/01/2042	3,457,103	3,738,965
3.50%, 10/01/2042	1,762,934	1,912,088
3.50%, 10/01/2042	8,153,147	8,868,253
3.50%, 11/01/2042	88,245	95,523
3.50%, 11/01/2042	751,437	815,014
3.50%, 11/01/2042	1,955,658	2,115,111
3.50%, 12/01/2042	2,153,004	2,327,730
3.50%, 01/01/2043	5,258,152	5,717,738
3.50%, 03/01/2043	490,171	529,983
3.50%, 05/01/2043	214,682	232,999
3.50%, 05/01/2043	2,825,240	3,054,901
3.50%, 06/01/2043	628,410	683,936
3.50%, 06/01/2043	1,047,781	1,132,950
3.50%, 07/01/2043	381,955	414,172
3.50%, 10/01/2043	168,241	182,618
3.50%, 05/01/2044	11,215,154	12,193,648
3.50%, 01/01/2045	9,429,219	10,248,902
3.50%, 06/01/2045	994,525	1,071,876
3.50%, 12/01/2045	2,867,598	3,077,229
3.50%, 01/01/2046	5,989,208	6,444,044
3.50%, 05/01/2046	1,634,107	1,746,990
3.50%, 07/01/2046	2,798,340	2,993,286
3.50%, 08/01/2046	5,307,870	5,741,436
3.50%, 08/01/2046	5,933,239	6,410,686
3.50%, 12/01/2046	5,326,824	5,704,043
3.50%, 01/01/2047	2,220,703	2,369,117
3.50%, 10/01/2047	5,550,350	5,892,693
4.00%, 08/01/2040	342,627	377,673
4.00%, 09/01/2040	414,984	455,345
4.00%, 11/01/2040	24,002	26,418
4.00%, 11/01/2040	1,072,545	1,176,818
4.00%, 12/01/2040	289,133	320,241
4.00%, 12/01/2040	588,166	648,425
4.00%, 12/01/2040	713,208	785,040
4.00%, 12/01/2040	814,029	895,928
4.00%, 12/01/2040	859,427	945,883
4.00%, 01/01/2041	551,399	607,965
4.00%, 01/01/2041	950,832	1,046,534
4.00%, 10/01/2041	2,676,546	2,949,694
4.00%, 11/01/2041	7,489	8,241
4.00%, 01/01/2042	133,665	146,619
4.00%, 05/01/2042	10,317	11,426
4.00%, 06/01/2042	1,294,583	1,423,463
4.00%, 10/01/2042	41,392	43,794
4.00%, 01/01/2043	170,658	187,650
4.00%, 09/01/2043	54,373	58,678
4.00%, 09/01/2043	4,553,694	5,018,131
4.00%, 11/01/2043	51,251	56,408
4.00%, 11/01/2043	100,775	110,569
4.00%, 12/01/2043	130,445	143,050
4.00%, 12/01/2043	363,891	392,124

4.00%, 12/01/2043	944,833	1,036,659
4.00%, 01/01/2044	90,434	99,655
4.00%, 01/01/2044	305,749	336,514
4.00%, 03/01/2044	1,590,332	1,744,389
4.00%, 05/01/2044	66,800	73,271
4.00%, 10/01/2044	4,755,371	5,240,610
4.00%, 01/01/2045	262,484	287,794
4.00%, 10/01/2045	352,424	384,723
4.00%, 10/01/2045	5,036,600	5,508,805
4.00%, 11/01/2045	7,180,982	7,839,797
4.00%, 12/01/2045	871,071	953,306
4.00%, 01/01/2046	2,855,929	3,148,772
4.00%, 02/01/2046	1,521,360	1,664,008
4.00%, 05/01/2046	189,399	206,037
4.00%, 06/01/2046	7,090,541	7,774,857
4.00%, 08/01/2046	1,806,972	1,973,217
4.00%, 01/01/2047	9,596,958	10,561,352
4.00%, 04/01/2047	342,005	372,769
4.00%, 06/01/2047	2,976,118	3,217,087
4.00%, 09/01/2047	5,355,628	5,837,390
4.50%, 11/01/2035	9,493	10,550
4.50%, 07/01/2039	145,167	163,735
4.50%, 10/01/2039	1,038,583	1,171,476
4.50%, 11/01/2039	1,130,477	1,268,490
4.50%, 11/01/2039	1,552,448	1,741,957
4.50%, 05/01/2040	561,973	631,685
4.50%, 08/01/2040	242,164	270,189
4.50%, 09/01/2040	201,259	225,836
4.50%, 09/01/2040	740,996	825,661
4.50%, 03/01/2041	158,144	177,423
4.50%, 05/01/2041	1,332,603	1,502,902
4.50%, 08/01/2041	374,423	417,140
4.50%, 12/01/2043	4,494,008	5,039,201
4.50%, 03/01/2044	386,206	429,697
4.50%, 05/01/2044	549,049	610,859
4.50%, 07/01/2044	23,094	25,246
4.50%, 07/01/2044	200,182	223,995
4.50%, 09/01/2044	1,213,583	1,354,451
4.50%, 09/01/2046	2,603,883	2,877,200
4.50%, 10/01/2046	2,252,915	2,496,071
4.50%, 11/01/2046	8,436,853	9,453,597
4.50%, 03/01/2047	712,903	788,257
4.50%, 07/01/2047	1,068,141	1,175,382
4.50%, 07/01/2047	1,858,616	2,047,628
4.50%, 11/01/2047	750,859	823,079
4.50%, 09/01/2048	207,149	226,320
5.00%, 01/01/2034	19,941	23,059
5.00%, 06/01/2034	64,026	74,179
5.00%, 09/01/2034	65,033	75,686
5.00%, 03/01/2035	18,204	20,387
5.00%, 08/01/2035	898,945	1,036,584
5.00%, 03/01/2036	1,869,814	2,175,378
5.00%, 07/01/2036	1,776	2,067
5.00%, 11/01/2036	50,871	59,163
5.00%, 03/01/2037	149,790	174,356
5.00%, 06/01/2037	149,266	173,747
5.00%, 08/01/2037	142,660	166,057
5.00%, 02/01/2038	196,803	229,094
5.00%, 03/01/2038	47,334	55,076
5.00%, 03/01/2038	162,251	188,857
5.00%, 03/01/2038	169,160	195,763
5.00%, 03/01/2038	210,217	244,704
5.00%, 04/01/2038	95,242	109,260
5.00%, 09/01/2038	22,235	25,864
5.00%, 09/01/2038	127,757	148,626
5.00%, 11/01/2038	952	1,107
5.00%, 11/01/2038	44,101	51,088
5.00%, 12/01/2038	496	577
5.00%, 12/01/2038	152,071	176,936
5.00%, 02/01/2039	313,018	364,087
5.00%, 05/01/2039	6,233	7,256
5.00%, 10/01/2039	348,353	405,088
5.00%, 01/01/2040	86,608	100,733
5.00%, 03/01/2040	143,406	166,246

5.00%, 03/01/2040	1,519,793	1,756,404
5.00%, 08/01/2040	205,218	237,170
5.00%, 04/01/2041	670,384	780,186
5.00%, 06/01/2041	288,628	335,909
5.00%, 12/01/2047	3,212,846	3,555,626
5.00%, 02/01/2048	1,273,862	1,425,214
5.50%, 02/01/2024	1,381	1,417
5.50%, 01/01/2033	34,439	39,693
5.50%, 10/01/2033	28,873	33,710
5.50%, 07/01/2035	61,067	71,101
5.50%, 01/01/2036	13,409	15,698
5.50%, 12/01/2036	25,520	29,898
5.50%, 05/01/2038	38,911	45,749
5.50%, 08/01/2038	52,299	61,444
5.50%, 01/01/2039	1,963,081	2,290,696
5.50%, 03/01/2040	18,653	21,741
5.50%, 05/01/2040	1,307,567	1,537,066
5.50%, 08/01/2040	538,016	632,061
6.00%, 07/01/2021	98	98
6.00%, 03/01/2022	2	2
6.00%, 10/01/2029	7,824	8,843
6.00%, 12/01/2033	10,714	12,085
6.00%, 01/01/2034	5,818	6,117
6.00%, 01/01/2034	22,303	26,624
6.00%, 11/01/2036	8,604	9,566
6.00%, 12/01/2036	5,029	5,964
6.00%, 12/01/2036	12,281	14,683
6.50%, 03/01/2022	167	168
6.50%, 01/01/2028	24,802	27,207
6.50%, 06/01/2029	8,700	9,928
6.50%, 08/01/2029	72,042	83,064
6.50%, 11/01/2034	5,914	6,932
6.50%, 01/01/2035	71,683	80,678
6.50%, 12/01/2035	11,022	11,560
6.50%, 12/01/2035	45,803	52,605
6.50%, 11/01/2036	13,036	15,338
6.50%, 11/01/2036	102,069	118,192
6.50%, 11/01/2036	149,336	173,083
6.50%, 12/01/2036	80,841	96,450
6.50%, 12/01/2036	186,271	221,898
6.50%, 01/01/2037	5,937	6,151
6.50%, 01/01/2037	12,027	13,072
6.50%, 02/01/2037	8,152	8,498
6.50%, 06/01/2037	5,223	5,463
6.50%, 11/01/2037	32,487	38,493
6.50%, 03/01/2038	43,915	52,365
7.00%, 04/01/2026	705	782
7.00%, 12/01/2028	25,055	28,145
7.00%, 07/01/2029	810	900
7.00%, 01/01/2031	23,353	26,395
7.00%, 07/01/2032	2,859	3,226
7.00%, 08/01/2032	3,957	4,606
7.00%, 02/01/2037	6,093	7,186
7.50%, 08/01/2025	603	655
7.50%, 01/01/2032	59,384	67,636
7.50%, 12/01/2036	200,228	228,025
7.50%, 01/01/2038	31,992	38,775
7.50%, 01/01/2038	49,367	57,951
7.50%, 09/01/2038	24,910	28,816
8.00%, 08/01/2024	295	319
8.00%, 11/01/2024	202	217
8.50%, 07/01/2028	1,616	1,834
10.00%, 03/17/2026	33	33
10.00%, 10/01/2030	5,684	6,162
Freddie Mac Multifamily Structured Pass Through Certificates
0.72%, 12/25/2030, Series K124, Class X1(5)	40,695,318	2,475,268
0.79%, 10/25/2022, Series K025, Class X1(5)	20,349,202	191,142
0.82% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022, Series KF12, Class A(2)	67,614	67,703
1.21%, 10/25/2030, Series K120, Class XAM(5)	31,375,053	3,252,043
1.34%, 05/25/2022, Series K020, Class X1(5)	47,717,085	560,065
1.36%, 03/25/2026, Series K055, Class X1(5)	27,113,793	1,590,709
1.57%, 05/25/2030, Series K111, Class X1(5)	28,170,319	3,458,267
1.64%, 01/25/2030, Series K107, Class A2	1,890,000	1,863,179
2.31%, 12/25/2022, Series KJ07, Class A2	4,146,277	4,251,984

2.36%, 08/25/2022, Series KJ08, Class A2	1,538,088	1,557,767
2.52%, 01/25/2023, Series KS01, Class A2	1,631,952	1,672,552
2.57%, 07/25/2026, Series K057, Class A2	10,075,000	10,737,715
2.77%, 05/25/2025, Series KPLB, Class A	4,250,000	4,561,284
2.81%, 09/25/2024, Series KJ14, Class A2	6,287,000	6,688,103
2.84%, 09/25/2022, Series KJ09, Class A2	970,545	994,703
2.86%, 08/25/2022, Series KJ13, Class A2	3,911,816	4,002,740
2.91%, 04/25/2024, Series K726, Class A2	8,565,480	9,065,450
2.97%, 04/25/2028, Series W5FX, Class AFX(5)	3,315,000	3,540,551
3.04%, 07/25/2024, Series K727, Class AM	10,000,000	10,679,849
3.07%, 08/25/2022, Series KJ18, Class A2	1,096,814	1,122,904
3.08%, 01/25/2031, Series K152, Class A2	4,126,000	4,503,128
3.10%, 02/25/2024, Series K725, Class AM(5)	11,250,000	11,998,157
3.11%, 02/25/2023, Series K028, Class A2	13,450,000	14,062,697
3.12%, 06/25/2027, Series K066, Class A2	4,263,000	4,669,566
3.17%, 09/25/2026, Series K059, Class AM(5)	9,915,000	10,844,402
3.19%, 09/25/2027, Series K069, Class A2(5)	11,650,000	12,835,384
3.19%, 07/25/2027, Series K067, Class A2	9,215,128	10,154,445
3.22%, 03/25/2027, Series K064, Class A2	14,175,000	15,604,842
3.24%, 04/25/2027, Series K065, Class A2	7,030,000	7,751,185
3.24%, 08/25/2027, Series K068, Class A2	2,846,000	3,143,757
3.25%, 09/25/2027, Series K069, Class AM(5)	4,900,000	5,388,898
3.30%, 11/25/2027, Series K070, Class A2(5)	4,589,000	5,087,108
3.32%, 02/25/2023, Series K029, Class A2(5)	5,550,000	5,832,110
3.33%, 05/25/2027, Series K065, Class AM	1,779,000	1,965,560
3.33%, 08/25/2025, Series K050, Class A2(5)	10,000,000	10,958,128
3.36%, 11/25/2027, Series K071, Class AM(5)	18,922,000	20,887,027
3.36%, 12/25/2026, Series KW02, Class A2(5)	27,000,000	29,814,639
3.39%, 03/25/2024, Series K038, Class A2	4,286,000	4,613,791
3.41%, 12/25/2026, Series K062, Class A2	15,125,000	16,805,050
3.49%, 01/25/2024, Series K037, Class A2	18,300,000	19,675,457
3.51%, 03/25/2029, Series K091, Class A2	2,527,000	2,845,429
3.51%, 01/25/2027, Series K063, Class AM(5)	23,250,000	25,914,008
3.76%, 01/25/2029, Series K088, Class AM(5)	11,600,000	13,200,691
3.85%, 05/25/2028, Series K077, Class AM(5)	3,550,000	4,056,623
3.85%, 06/25/2028, Series K078, Class A2	7,875,000	8,997,036
3.90%, 04/25/2028, Series K076, Class AM	8,575,000	9,741,669
3.90%, 10/25/2033, Series K158, Class A3(5)	6,500,000	7,484,730
3.92%, 12/25/2028, Series K086, Class AM(5)	4,100,000	4,707,272
3.92%, 09/25/2028, Series K082, Class A2(5)	10,000,000	11,528,461
3.99%, 05/25/2033, Series K157, Class A2(5)	16,700,000	19,546,286
4.03%, 10/25/2028, Series K083, Class AM(5)	5,600,000	6,478,972
Freddie Mac Non Gold Pool
1.82% (6 Month LIBOR USD + 1.54%, 1.54% Floor, 11.81% Cap), 05/01/2037(2)	57,905	60,301
1.92% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.58% Cap), 01/01/2037(2)	13,678	13,746
1.93% (6 Month LIBOR USD + 1.68%, 1.68% Floor, 13.11% Cap), 08/01/2036(2)	121,021	126,214
1.95% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.36% Cap), 10/01/2036(2)	33,645	34,165
1.97% (6 Month LIBOR USD + 1.72%, 1.72% Floor, 12.79% Cap), 08/01/2036(2)	31,676	33,028
1.98% (6 Month LIBOR USD + 1.73%, 1.73% Floor, 13.10% Cap), 10/01/2036(2)	70,637	73,662
2.01% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.55% Cap), 07/01/2036(2)	31,684	33,044
2.02% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.90% Cap), 11/01/2036(2)	41,351	43,613
2.04% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.24% Cap), 12/01/2036(2)	112,440	118,403
2.07% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(2)	4,118	4,131
2.07% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(2)	12,230	12,377
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	8,837	9,334
2.09% (6 Month LIBOR USD + 1.84%, 1.84% Floor, 12.39% Cap), 10/01/2036(2)	29,011	30,357
2.15% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	13,222	13,310
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(2)	19,428	19,754
2.18% (6 Month LIBOR USD + 1.93%, 1.90% Floor, 12.26% Cap), 03/01/2037(2)	75,799	79,592
2.26% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.80% Cap), 02/01/2037(2)	4,238	4,281
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037(2)	15,868	16,728
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.45% Cap), 05/01/2037(2)	46,673	46,976
2.27% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.99% Cap), 12/01/2036(2)	134,438	142,051
2.28% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(2)	15,652	15,837
2.29% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(2)	1,661	1,661
2.29% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(2)	5,651	5,661
2.29% (1 Year LIBOR USD + 1.71%, 1.71% Floor, 10.10% Cap), 02/01/2036(2)	9,418	9,947
2.31% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 11.12% Cap), 12/01/2036(2)	44,352	46,353
2.35% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.42% Cap), 11/01/2036(2)	34,391	34,849
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	14,841	15,026
2.36% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	27,296	27,907
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(2)	25,605	26,912
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 01/01/2035(2)	89,551	95,413
2.38% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	5,126	5,135

2.38% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 11.85% Cap), 12/01/2035(2)	17,878	18,153
2.41% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.80% Cap), 11/01/2036(2)	22,964	24,080
2.42% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.71% Cap), 03/01/2036(2)	54,482	58,120
2.48% (1 Year LIBOR USD + 2.10%, 2.10% Floor, 10.23% Cap), 02/01/2037(2)	2,648	2,629
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.18% Cap), 10/01/2036(2)	39,039	39,459
2.49% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.25% Cap), 11/01/2036(2)	78,417	83,659
2.49% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.02% Cap), 02/01/2036(2)	37,914	39,901
2.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	2,665	2,672
2.52% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.24% Cap), 09/01/2032(2)	3,310	3,322
2.55% (1 Year LIBOR USD + 1.85%, 1.85% Floor, 9.11% Cap), 07/01/2040(2)	27,873	29,427
2.57% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.75% Cap), 04/01/2030(2)	882	882
2.58% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.20% Cap), 12/01/2036(2)	1,850	1,866
2.60% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.25% Cap), 07/01/2036(2)	24,756	26,356
2.60% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.43% Cap), 09/01/2036(2)	45,165	47,820
2.61% (1 Year LIBOR USD + 2.02%, 2.03% Floor, 10.94% Cap), 05/01/2037(2)	50,462	51,014
2.62% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.67% Cap), 09/01/2034(2)	64,478	68,759
2.63% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.88% Cap), 07/01/2036(2)	15,402	16,452
2.71% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.18% Cap), 01/01/2027(2)	2,567	2,573
2.71% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	11,568	11,689
2.74% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(2)	3,208	3,231
2.74% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	23,260	23,409
2.82% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.29% Cap), 05/01/2033(2)	74,159	78,794
2.85% (1 Year LIBOR USD + 2.06%, 2.06% Floor, 10.98% Cap), 04/01/2038(2)	35,636	38,190
2.86% (1 Year LIBOR USD + 2.45%, 2.45% Floor, 11.78% Cap), 03/01/2037(2)	6,709	6,788
2.99% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.78% Cap), 05/01/2038(2)	10,494	10,680
3.01% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.03% Cap), 09/01/2036(2)	99,533	105,884
3.14% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.80% Cap), 03/01/2036(2)	31,658	33,874
3.15% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(2)	59,355	59,472
3.22% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(2)	44,065	47,106
3.36% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 10.95% Cap), 06/01/2036(2)	130,047	138,391
3.62% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	26,749	26,877
3.65% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.19% Cap), 04/01/2034(2)	14,497	14,739
3.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.55% Cap), 05/01/2036(2)	30,248	32,298
3.93% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(2)	37,724	40,532
4.13% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.94% Cap), 05/01/2036(2)	9,415	10,161
Freddie Mac Pool
1.50%, 11/01/2050	6,301,424	6,092,915
1.50%, 04/01/2051	8,000,000	7,734,878
2.00%, 06/01/2040	2,126,130	2,161,888
2.00%, 09/01/2050	6,382,978	6,375,417
2.00%, 12/01/2050	1,989,874	1,987,501
2.00%, 02/01/2051	4,524,980	4,519,585
2.50%, 09/01/2050	1,006,571	1,033,874
2.50%, 10/01/2050	9,175,754	9,424,645
2.50%, 10/01/2050	31,478,360	32,467,117
2.50%, 11/01/2050	3,314,805	3,404,718
2.50%, 02/01/2051	15,503,787	16,001,794
2.50%, 02/01/2051	15,420,944	16,041,956
2.50%, 04/01/2051	32,928,564	33,821,748
3.00%, 12/01/2034	456,680	487,598
3.00%, 11/01/2042	445,428	471,708
3.00%, 01/01/2046	11,146,211	11,877,215
3.00%, 08/01/2048	3,814,696	4,018,252
3.00%, 10/01/2049	2,695,798	2,832,849
3.00%, 11/01/2049	1,731,709	1,820,605
3.00%, 12/01/2049	754,011	795,097
3.00%, 01/01/2050	2,541,644	2,670,477
3.00%, 01/01/2050	2,587,415	2,732,396
3.00%, 01/01/2050	3,284,159	3,453,675
3.00%, 02/01/2050	12,611,488	13,230,563
3.00%, 02/01/2050	18,722,361	19,527,283
3.00%, 06/01/2050	957,888	998,881
3.00%, 06/01/2050	11,951,417	12,634,501
3.00%, 07/01/2050	7,490,032	7,964,846
3.50%, 08/01/2035	6,185,472	6,679,704
3.50%, 02/01/2042	1,496,991	1,618,400
3.50%, 08/01/2042	970,481	1,044,403
3.50%, 07/01/2045	7,085,396	7,674,009
3.50%, 08/01/2046	362,912	391,966
3.50%, 10/01/2047	315,024	338,104
3.50%, 03/01/2048	7,740,822	8,300,494
3.50%, 10/01/2049	2,167,545	2,288,743
4.00%, 12/01/2044	2,992,724	3,297,954
4.00%, 12/01/2045	294,624	322,333

4.00%, 02/01/2046	7,080,743	7,792,906
4.00%, 03/01/2046	2,218,667	2,436,087
4.00%, 04/01/2047	531,178	577,772
4.00%, 05/01/2047	3,218,687	3,507,233
4.00%, 01/01/2048	183,650	200,095
4.00%, 06/01/2048	156,893	170,849
4.00%, 01/01/2049	7,509,882	8,059,688
4.00%, 07/01/2049	13,217,587	14,481,363
4.00%, 02/01/2051	6,796,078	7,407,220
4.50%, 12/01/2045	842,669	943,146
4.50%, 06/01/2048	5,173,977	5,711,556
4.50%, 09/01/2048	646,625	706,241
4.50%, 11/01/2048	3,356,246	3,659,166
4.50%, 04/01/2049	476,981	527,583
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	233,669	276,450
6.00%, 05/15/2036, Series R007, Class ZA	308,677	363,909
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1700, Class GA	604	600
0.00%, 02/15/2024, Series 1865, Class D	4,389	4,358
0.00%, 05/15/2024, Series 2306, Class K	2,007	1,986
0.00%, 09/15/2032, Series 3393, Class JO	804,989	743,573
0.00%, 12/15/2032, Series 2835, Class QO	15,081	13,980
0.00%, 07/15/2034, Series 3611, Class PO	82,047	76,312
0.00%, 02/15/2035, Series 2990, Class GO	25,663	23,428
0.00%, 04/15/2035, Series 3077, Class TO	32,356	31,468
0.00%, 08/15/2035, Series 3014, Class OD	6,137	5,446
0.00%, 09/15/2035, Series 3029, Class SO	17,638	17,004
0.00%, 02/15/2036, Series 3117, Class OG	16,655	15,569
0.00%, 02/15/2036, Series 3117, Class OK	18,747	17,187
0.00%, 02/15/2036, Series 3117, Class EO	21,369	19,608
0.00%, 02/15/2036, Series 3117, Class AO	52,035	50,503
0.00%, 03/15/2036, Series 3134, Class PO	5,181	4,879
0.00%, 03/15/2036, Series 3122, Class OP	29,831	28,955
0.00%, 03/15/2036, Series 3122, Class OH	32,103	29,713
0.00%, 04/15/2036, Series 3138, Class PO	24,330	22,214
0.00%, 04/15/2036, Series 3607, Class AO	50,833	45,803
0.00%, 04/15/2036, Series 3147, Class PO	60,679	58,885
0.00%, 04/15/2036, Series 3607, Class BO	93,265	86,372
0.00%, 05/15/2036, Series 3233, Class OP	7,232	6,667
0.00%, 05/15/2036, Series 3149, Class SO	13,268	11,766
0.00%, 05/15/2036, Series 3151, Class PO	30,128	27,733
0.00%, 05/15/2036, Series 3153, Class EO	40,172	36,476
0.00%, 06/15/2036, Series 3171, Class MO	65,020	62,703
0.00%, 07/15/2036, Series 3179, Class OA	17,058	15,317
0.00%, 08/15/2036, Series 3200, Class PO	27,043	25,035
0.00%, 09/15/2036, Series 3218, Class AO	12,597	10,594
0.00%, 09/15/2036, Series 3213, Class OA	15,922	14,322
0.00%, 10/15/2036, Series 3225, Class EO	31,934	29,330
0.00%, 12/15/2036, Series 3256, Class PO	16,524	15,088
0.00%, 01/15/2037, Series 3261, Class OA	16,883	15,306
0.00%, 02/15/2037, Series 3274, Class JO	4,161	3,935
0.00%, 02/15/2037, Series 3510, Class OD	46,343	44,473
0.00%, 03/15/2037, Series 3286, Class PO	7,292	6,163
0.00%, 04/15/2037, Series 3373, Class TO	17,478	16,039
0.00%, 05/15/2037, Series 3318, Class AO	942	877
0.00%, 05/15/2037, Series 3316, Class PO	31,564	28,063
0.00%, 05/15/2037, Series 3607, Class PO	174,495	157,185
0.00%, 06/15/2037, Series 3326, Class JO	3,033	2,768
0.00%, 06/15/2037, Series 3331, Class PO	17,420	16,092
0.00%, 07/15/2037, Series 3607, Class OP	244,025	217,181
0.00%, 09/15/2037, Series 3365, Class PO	23,827	21,227
0.00%, 10/15/2039, Series 3607, Class TO	85,549	77,463
0.00%, 01/15/2040, Series 3621, Class BO	76,930	70,795
0.00%, 10/15/2049, Series 3582, Class PO	298,148	283,055
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(2)	59,872	60,054
0.44% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(2)	2,303	2,273
0.46% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(2)	158	155
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(2)	43,475	43,811
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039, Series 4095, Class FB(2)	114,067	114,303
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(2)	421,748	423,814
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(2)	471,873	473,374
0.52% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037, Series 4048, Class FJ(2)	490,842	490,853
0.55% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(2)	29,943	30,210

0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036, Series 3998, Class GF(2)	91,437	91,570
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(2)	1,485,437	1,500,236
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(2)	54,536	54,749
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(2)	609,495	615,633
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(2)	286,839	290,124
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(2)	753,524	757,820
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(2)	540,671	544,481
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(2)	9,307	9,377
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(2)	123,926	123,720
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(2)	12,724	12,922
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(2)	421	422
0.79% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(2)	457,124	466,311
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(2)	322	325
0.86% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(2)	31,089	31,672
0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(2)	40,272	41,135
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(2)	46,977	47,533
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(2)	446	446
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(2)	3,111	3,133
1.31% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(2)	18,520	18,895
1.46% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series1470 ,Class F(2)	71	72
1.88%, 02/15/2039, Series 3546, Class A(5)	50,027	51,897
1.96% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(2)	127	129
2.33% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(2)	32,270	33,919
2.34%, 01/15/2040, Series 3802, Class LS(5)	435,685	20,617
3.00%, 08/15/2033, Series 4238, Class WY	472,598	507,094
3.00%, 06/15/2043, Series 4217, Class KY	206,000	216,032
3.00%, 12/15/2047, Series 4740, Class P	1,986,685	2,102,341
3.50%, 01/15/2026, Series 3793, Class AB	965,371	1,016,271
3.50%, 08/15/2039, Series 4219, Class JA	129,074	131,132
3.50%, 01/15/2042, Series 3989, Class JW	1,700,000	1,831,273
3.50%, 11/15/2047, Series 4739, Class Z	1,759,486	1,885,370
3.50%, 06/15/2048, Series 4305, Class A	1,324,501	1,342,077
3.50%, 10/15/2053, Series 4821, Class MA	4,597,398	4,841,233
4.00%, 12/15/2024, Series 3614, Class QB	93,319	97,719
4.00%, 11/15/2029, Series 3800, Class AI	5,468	9
4.00%, 11/15/2041, Series 3957, Class B	317,971	349,273
4.00%, 12/15/2041, Series 3966, Class NA	227,813	252,519
4.50%, 06/15/2025, Series 3684, Class CY	322,741	341,698
4.50%, 07/15/2039, Series 3680, Class MA	227,073	238,385
4.50%, 12/15/2039, Series 3610, Class CA	2,453,425	2,736,047
4.50%, 05/15/2041, Series 3852, Class CE	660,374	736,308
4.50%, 09/15/2043, Series 4247, Class AY	1,000,000	1,175,516
4.62% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(2)(4)	462	475
5.00%, 05/15/2023, Series 1798, Class F	4,875	5,029
5.00%, 11/15/2023, Series 2709, Class PG	72,967	76,173
5.00%, 12/15/2023, Series 2720, Class PC	7,501	7,823
5.00%, 12/15/2024, Series 2903, Class Z	22,415	24,347
5.00%, 04/15/2030, Series 3654, Class DC	702,000	800,006
5.00%, 07/15/2033, Series 2653, Class PZ	321,499	357,744
5.00%, 01/15/2034, Series 3920, Class LP	198,097	227,271
5.00%, 10/15/2039, Series 3795, Class EI	132,246	7,987
5.00%, 12/15/2040, Series 3770, Class ZB	953,093	1,000,907
5.00%, 05/15/2041, Series 3860, Class PZ	1,386,731	1,602,479
5.50%, 10/15/2022, Series 2512, Class PG	11,477	11,794
5.50%, 12/15/2022, Series 2535, Class BK	3,360	3,428
5.50%, 03/15/2023, Series 2586, Class HD	48,232	50,052
5.50%, 04/15/2023, Series 2595, Class HC	55,525	57,758
5.50%, 11/15/2023, Series 2710, Class HB	14,458	14,968
5.50%, 02/15/2034, Series 2744, Class PE	1,781	1,897
5.50%, 08/15/2036, Series 3645, Class KZ	42,417	49,064
5.50%, 08/15/2036, Series 3200, Class AY	118,962	138,591
5.50%, 03/15/2038, Series 3423, Class PB	334,174	385,754
5.50%, 05/15/2038, Series 3453, Class B	15,519	17,678
5.50%, 01/15/2039, Series 3501, Class CB	128,480	148,257
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(2)(4)	155,844	165,866
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(2)(4)	420,804	444,411
5.60%, 06/15/2023, Series 2033, Class J	9,217	9,592
5.70%, 10/15/2038, Series 3895, Class WA(5)	71,597	81,948
5.74% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(2)(4)	171,421	32,060
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(2)(4)	242,173	46,753
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(2)(4)	71,427	11,113
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(2)(4)	243,962	37,204
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(2)(4)	209,644	40,274

5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(2)(4)	13,108	2,223
6.00%, 11/15/2023, Series 1642, Class PJ	6,425	6,765
6.00%, 06/15/2024, Series 1737, Class L	7,661	8,160
6.00%, 05/15/2027, Series 1981, Class Z	9,563	10,438
6.00%, 07/15/2028, Series 2070, Class C	6,820	7,688
6.00%, 09/15/2028, Series 2086, Class GB	4,097	4,618
6.00%, 11/15/2028, Series 2095, Class PE	19,722	22,237
6.00%, 12/15/2028, Series 2106, Class ZD	38,939	43,972
6.00%, 01/15/2029, Series 2110, Class PG	53,986	61,164
6.00%, 02/15/2029, Series 2125, Class JZ	11,186	12,398
6.00%, 07/15/2031, Series 2333, Class HC	8,692	10,059
6.00%, 09/15/2032, Series 2500, Class MC	30,602	35,611
6.00%, 12/15/2032, Series 2544, Class HC	28,793	34,548
6.00%, 12/15/2032, Series 2543, Class YX	60,328	69,107
6.00%, 01/15/2033, Series 2552, Class ME	38,548	45,062
6.00%, 02/15/2033, Series 2567, Class QD	36,483	42,782
6.00%, 02/15/2033, Series 2575, Class ME	150,106	174,179
6.00%, 03/15/2033, Series 2596, Class QG	23,607	26,530
6.00%, 05/15/2034, Series 2802, Class OH	92,365	103,529
6.00%, 04/15/2035, Series 2968, Class EH	968,321	1,104,069
6.00%, 01/15/2036, Series 3101, Class UZ	95,463	112,005
6.00%, 03/15/2036, Series 3122, Class ZB	2,744	3,904
6.00%, 04/15/2036, Series 3219, Class DI	49,549	10,181
6.00%, 04/15/2036, Series 3137, Class XP	59,158	69,845
6.00%, 04/15/2036, Series 3819, Class ZQ	507,074	599,054
6.00%, 06/15/2036, Series 3164, Class MG	13,540	14,736
6.00%, 02/15/2037, Series 3274, Class B	31,702	35,770
6.00%, 04/15/2037, Series 3302, Class UT	47,073	54,931
6.00%, 05/15/2037, Series 3315, Class HZ	49,578	56,683
6.00%, 06/15/2038, Series 3461, Class LZ	12,823	14,850
6.00%, 06/15/2038, Series 3461, Class Z	272,357	314,812
6.03% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(2)(4)	26,869	5,260
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(2)(4)	95,030	14,707
6.14% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(2)(4)	75,363	12,104
6.19% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(2)(4)	82,450	6,934
6.25%, 10/15/2023, Series 1591, Class PV	2,260	2,385
6.25%, 08/15/2028, Series 2075, Class PM	24,819	27,734
6.25%, 02/15/2029, Series 2126, Class CB	55,169	61,583
6.31% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(2)(4)	180,231	33,013
6.34% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(2)(4)	46,858	8,116
6.34% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(2)(4)	124,346	24,630
6.38%, 02/15/2032, Series 2410, Class OE	9,666	10,441
6.49% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(2)(4)	35,291	5,970
6.50%, 09/15/2023, Series 1608, Class L	16,132	17,147
6.50%, 12/15/2023, Series 1983, Class Z	4,108	4,368
6.50%, 12/15/2023, Series 2283, Class K	4,710	4,980
6.50%, 03/15/2026, Series 1829, Class ZB	1,111	1,182
6.50%, 07/15/2026, Series 1863, Class Z	8,344	8,868
6.50%, 01/15/2027, Series 1927, Class ZA	7,517	8,448
6.50%, 12/15/2027, Series 2019, Class Z	5,940	6,695
6.50%, 06/15/2028, Series 2063, Class PG	11,129	12,695
6.50%, 08/15/2028, Series 2075, Class PH	23,184	26,412
6.50%, 05/15/2031, Series 2313, Class LA	3,768	4,325
6.50%, 08/15/2031, Series 2345, Class NE	9,142	10,717
6.50%, 08/15/2031, Series 2351, Class PZ	11,809	13,519
6.50%, 08/15/2031, Series 2344, Class ZJ	13,431	15,891
6.50%, 08/15/2031, Series 2344, Class ZD	125,227	145,255
6.50%, 10/15/2031, Series 2367, Class ME	12,396	13,976
6.50%, 01/15/2032, Series 2399, Class OH	15,184	17,764
6.50%, 01/15/2032, Series 2399, Class TH	18,285	21,461
6.50%, 02/15/2032, Series 2410, Class NG	20,814	24,421
6.50%, 02/15/2032, Series 2420, Class XK	25,108	29,430
6.50%, 03/15/2032, Series 2430, Class WF	31,757	37,518
6.50%, 03/15/2032, Series 2423, Class TB	33,842	38,324
6.50%, 04/15/2032, Series 2441, Class GF	7,271	8,530
6.50%, 04/15/2032, Series 2435, Class CJ	50,646	59,217
6.50%, 04/15/2032, Series 2434, Class ZA	68,397	77,651
6.50%, 05/15/2032, Series 2455, Class GK	22,475	25,407
6.50%, 06/15/2032, Series 2466, Class DH	14,805	17,479
6.50%, 06/15/2032, Series 2458, Class ZM	20,094	22,819
6.50%, 06/15/2032, Series 2466, Class PH	26,820	31,451
6.50%, 07/15/2032, Series 2474, Class NR	24,070	27,661
6.50%, 07/15/2032, Series 2484, Class LZ	33,298	39,827
6.50%, 03/15/2033, Series 2586, Class WI	16,057	3,095

6.50%, 07/15/2036, Series 3195, Class PD	55,099	63,156
6.50%, 07/15/2036, Series 3181, Class AZ	71,022	83,680
6.54% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(2)(4)	408,075	84,778
6.59% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(2)(4)	45,394	9,225
6.69% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(2)(4)	113,985	26,986
6.74% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(2)(4)	462	490
6.74%, 11/15/2021, Series 3688, Class CU(5)	945	951
6.99% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(2)(4)	7,069	1,427
7.00%, 05/15/2021, Series 1081, Class K	22	22
7.00%, 03/15/2022, Series 1206, Class IA	74	76
7.00%, 05/15/2022, Series 1250, Class J	141	144
7.00%, 04/15/2023, Series 1502, Class PX	5,026	5,257
7.00%, 05/15/2023, Series 1505, Class Q	590	620
7.00%, 09/15/2023, Series 1573, Class PZ	4,031	4,264
7.00%, 01/15/2024, Series 1658, Class GZ	2,377	2,525
7.00%, 02/15/2024, Series 1671, Class L	1,219	1,282
7.00%, 03/15/2024, Series 1695, Class EB	2,127	2,261
7.00%, 03/15/2024, Series 1706, Class K	12,747	13,515
7.00%, 03/15/2028, Series 2038, Class PN	6,817	954
7.00%, 06/15/2028, Series 2064, Class TE	1,466	1,695
7.00%, 10/15/2028, Series 2089, Class PJ	9,363	906
7.00%, 04/15/2029, Series 2141, Class IO	788	74
7.00%, 06/15/2029, Series 2169, Class TB	48,087	55,347
7.00%, 07/15/2029, Series 2172, Class QC	26,458	30,906
7.00%, 08/15/2029, Series 2176, Class OJ	12,225	14,301
7.00%, 01/15/2030, Series 2208, Class PG	24,136	28,426
7.00%, 10/15/2030, Series 2259, Class ZM	17,515	20,649
7.00%, 03/15/2031, Series 2296, Class PD	10,618	12,524
7.00%, 06/15/2031, Series 2325, Class PM	8,956	10,634
7.00%, 07/15/2031, Series 2332, Class ZH	21,538	25,498
7.00%, 03/15/2032, Series 2423, Class MC	19,248	22,827
7.00%, 03/15/2032, Series 2423, Class MT	23,363	27,829
7.00%, 04/15/2032, Series 2436, Class MC	11,497	13,160
7.00%, 04/15/2032, Series 2434, Class TC	40,621	48,262
7.00%, 05/15/2032, Series 2450, Class GZ	21,209	25,460
7.00%, 12/15/2036, Series 3704, Class CT	945,632	1,143,087
7.25%, 07/15/2027, Series 1970, Class PG	435	497
7.25%, 09/15/2030, Series 2256, Class MC	13,552	16,182
7.25%, 12/15/2030, Series 2271, Class PC	18,026	21,415
7.40%, 11/15/2046, Series 3688, Class GT(5)	476,229	567,213
7.50%, 08/15/2022, Series 1343, Class LB	239	247
7.50%, 02/15/2023, Series 1466, Class PZ	4,549	4,763
7.50%, 04/15/2023, Series 1491, Class I	955	1,003
7.50%, 04/15/2024, Series 1720, Class PL	7,240	7,676
7.50%, 08/15/2024, Series 1745, Class D	3,239	3,516
7.50%, 09/15/2026, Series 1890, Class H	1,719	1,931
7.50%, 01/15/2027, Series 1963, Class Z	4,598	5,273
7.50%, 01/15/2027, Series 1927, Class PH	11,795	13,452
7.50%, 09/15/2027, Series 1987, Class PE	4,388	5,101
7.50%, 03/15/2028, Series 2040, Class PE	20,967	24,308
7.50%, 05/15/2028, Series 2054, Class PV	7,458	8,587
7.50%, 06/15/2029, Series 2163, Class PC	3,770	386
7.50%, 11/15/2029, Series 2196, Class TL	67	79
7.50%, 05/15/2030, Series 2234, Class PZ	5,375	6,414
7.50%, 08/15/2030, Series 2247, Class Z	5,651	6,667
7.50%, 10/15/2030, Series 2262, Class Z	1,596	1,918
7.50%, 11/15/2036, Series 3704, Class DT	411,193	501,909
7.50%, 12/15/2036, Series 3704, Class ET	340,534	420,044
7.84% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(2)(4)	21,144	3,710
7.89% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(2)(4)	49,642	9,807
7.89% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(2)(4)	13,794	2,414
7.91% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(2)(4)	418,387	476,100
8.00%, 08/15/2022, Series 1343, Class LA	600	621
8.00%, 09/15/2026, Series 1899, Class ZE	4,870	5,602
8.00%, 11/15/2029, Series 2201, Class C	9,805	11,256
8.00%, 01/15/2030, Series 2209, Class TC	6,561	7,805
8.00%, 01/15/2030, Series 2210, Class Z	23,373	28,135
8.00%, 03/15/2030, Series 2224, Class CB	5,654	6,779
8.00%, 04/15/2030, Series 2230, Class Z	7,810	9,282
8.49% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(2)(4)	3,408	3,577
8.50%, 09/15/2021, Series 1144, Class KB	123	125
8.50%, 06/15/2031, Series 2359, Class ZB	20,505	25,044
8.54% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(2)(4)	9,895	1,996
8.85% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(2)(4)	2,159	2,292

9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(2)(4)	15,553	18,526
9.29% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(2)(4)	4,804	491
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(2)(4)	1,594	1,747
13.07% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(2)(4)	18,701	24,339
14.56% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(2)(4)	15,698	20,656
14.66% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(2)(4)	56,899	72,170
15.89% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(2)(4)	27,089	35,249
16.27% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(2)(4)	7,783	10,223
16.61% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(2)(4)	3,108	3,716
16.74% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(2)(4)	1,098	1,448
17.15% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(2)(4)	243,624	332,492
17.18% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(2)(4)	9,190	12,122
18.35% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(2)(4)	18,329	25,339
18.98% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(2)	265	305
19.22% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(2)(4)	25,181	36,321
19.37% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(2)(4)	16,592	21,664
19.65% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(2)(4)	27,067	38,169
22.39% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(2)(4)	1,879	2,235
24.10% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(2)(4)	23,480	28,635
24.18% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(2)(4)	5,408	7,586
25.67% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(2)(4)	484	547
27.56% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(2)(4)	9,913	13,318
27.69% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(2)(4)	33,443	47,171
29.38% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(2)(4)	1,394	224
30.05% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(2)(4)	1,427	2,193
33.24% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(2)(4)	7,355	9,249
34.04% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(2)(4)	1,779	2,295
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	40,260	38,766
0.00%, 09/15/2043, Series 310, Class PO	643,400	546,617
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(2)	872,065	879,716
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(2)	1,404,274	1,414,791
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(2)	729,480	737,585
3.00%, 08/15/2042, Series 267, Class 30	1,076,390	1,099,720
3.00%, 01/15/2043, Series 299, Class 300	255,143	261,371
3.50%, 07/15/2042, Series 262, Class 35	3,767,583	3,996,532
5.00%, 09/15/2035, Series 233, Class 12	74,670	11,156
5.00%, 09/15/2035, Series 233, Class 11	86,883	16,471
5.00%, 09/15/2035, Series 233, Class 13	137,621	25,861
7.59% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(2)(4)	259,957	64,789
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	17,215	14,877
0.00%, 09/25/2043, Series T-58, Class APO	19,060	16,072
0.00%, 10/25/2043, Series T-59, Class 1AP	22,170	14,950
1.46% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(2)	368,617	374,012
1.72%, 10/25/2037, Series T-76, Class 2A(5)	987,448	1,000,509
4.58%, 07/25/2032, Series T-41, Class 3A(5)	48,601	54,250
4.74%, 07/25/2033, Series T-48, Class 1A(5)	144,231	159,214
5.23%, 05/25/2043, Series T-56, Class A5	462,196	522,797
6.50%, 02/25/2043, Series T-54, Class 2A	209,436	245,765
7.00%, 02/25/2043, Series T-54, Class 3A	67,755	80,331
7.00%, 10/25/2043, Series T-59, Class 1A2	256,183	301,927
7.50%, 02/25/2042, Series T-42, Class A5	197,025	241,692
7.50%, 08/25/2042, Series T-51, Class 2A(5)	34,737	43,398
7.50%, 07/25/2043, Series T-57, Class 1A3	45,974	57,807
7.50%, 09/25/2043, Series T-58, Class 4A	250,739	293,235
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045, Series 2013-K25, Class C(3)(5)	2,000,000	2,073,576
FREMF 2013-K35 Mortgage Trust
3.94%, 12/25/2046, Series 2013-K35, Class C(3)(5)	2,951,000	3,134,070
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047, Series 2014-K40, Class C(3)(5)	2,273,000	2,419,927
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(3)(5)	6,000,000	6,398,191
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048, Series 2015-K44, Class B(3)(5)	3,510,000	3,800,554
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048, Series 2015-K45, Class B(3)(5)	2,135,000	2,293,271
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(3)(5)	4,000,000	4,215,274
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(3)(5)	1,500,000	1,596,808

FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022, Series 2015-K720, Class C(3)(5)	4,000,000	4,083,043
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(3)(5)	4,750,000	5,172,563
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(3)(5)	2,450,000	2,621,108
FREMF 2016-K722 Mortgage Trust
3.85%, 07/25/2049, Series 2016-K722, Class B(3)(5)	1,845,000	1,945,173
GCAT 2020-4 LLC
2.61%, 12/25/2025, Series 2020-4, Class A1(1)(3)	5,769,518	5,798,011
Ginnie Mae
0.00%, 02/17/2033, Series 2008-29, Class PO	1,180	1,180
0.00%, 03/16/2033, Series 2003-24, Class PO	5,450	5,382
0.00%, 06/16/2033, Series 2003-52, Class AP	28,945	27,365
0.00%, 10/20/2033, Series 2003-90, Class PO	4,345	4,222
0.00%, 06/20/2034, Series 2004-46, Class PO	48,790	47,426
0.00%, 08/20/2035, Series 2010-14, Class CO	113,720	104,646
0.00%, 10/20/2035, Series 2005-82, Class PO	25,423	22,582
0.00%, 11/20/2035, Series 2010-14, Class BO	36,605	33,785
0.00%, 03/20/2036, Series 2006-16, Class OP	31,983	29,532
0.00%, 05/20/2036, Series 2006-22, Class AO	44,555	43,017
0.00%, 07/20/2036, Series 2006-34, Class PO	6,159	5,870
0.00%, 03/20/2037, Series 2007-57, Class PO	87,255	84,020
0.00%, 04/16/2037, Series 2007-17, Class JO	61,324	55,230
0.00%, 05/20/2037, Series 2007-28, Class BO	9,072	8,332
0.00%, 06/16/2037, Series 2007-36, Class HO	17,287	16,047
0.00%, 06/16/2037, Series 2007-35, Class PO	156,294	147,705
0.00%, 09/20/2037, Series 2008-20, Class PO	7,524	7,494
0.00%, 11/16/2037, Series 2009-79, Class OK	161,740	151,351
0.00%, 01/20/2038, Series 2008-1, Class PO	6,318	5,889
0.00%, 12/20/2040, Series 2010-157, Class OP	374,837	336,422
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(2)	43,890	43,950
0.42% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(2)	878	878
0.42% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(2)	4,482	4,481
0.44% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(2)	812,451	812,640
0.46% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(2)	1,649,161	1,650,389
0.53% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(2)	679,585	681,047
0.54% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(2)	172,399	173,012
0.55% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(2)	10,261	10,293
0.56% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(2)	2,927,620	2,940,538
0.57% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(2)	18,839	18,923
0.57% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(2)	162	163
0.57% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(2)	1,206,720	1,210,880
0.57% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(2)	2,333,802	2,339,475
0.59% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(2)	396,404	397,744
0.59% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(2)	212,448	213,085
0.59% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(2)	1,651,666	1,656,837
0.59% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(2)	2,591,541	2,600,076
0.59% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(2)	3,313,658	3,329,880
0.59% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(2)	480,711	483,297
0.60% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(2)	3,170,898	3,163,646
0.60% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(2)	6,200,799	6,234,016
0.60% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(2)	4,765,894	4,793,001
0.61% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(2)	1,427,005	1,429,569
0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(2)	1,369,048	1,375,170
0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(2)	9,556	9,595
0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(2)	1,918,991	1,931,722
0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(2)	1,515,514	1,525,355
0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(2)	1,846,250	1,850,680
0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(2)	2,213,617	2,222,333

0.62% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(2)	5,171,092	5,203,241
0.63% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(2)	1,460,888	1,466,466
0.67% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(2)	2,595	2,604
0.67% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(2)	1,201	1,205
0.67% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(2)	4,943	4,973
0.68% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(2)	5,161,047	5,206,077
0.70% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(2)	15,337	15,406
0.72% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(2)	9,719	9,795
0.72% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(2)	2,510,255	2,534,885
0.72% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(2)	2,887,123	2,903,993
0.72% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(2)	4,650,176	4,696,966
0.72% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(2)	1,234,041	1,246,723
0.77% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(2)	17,647	17,777
0.77% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(2)	2,186,118	2,201,773
0.77% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(2)	4,459,264	4,491,662
0.77% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(2)	1,840,550	1,853,936
0.81% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(2)	2,371,167	2,401,508
0.82% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(2)	17,308	17,453
0.82% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(2)	744,642	753,156
0.93% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(2)	257,844	262,542
1.39% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(2)	15,090,094	16,085,200
1.65%, 01/20/2063, Series 2013-H01, Class FA	118,937	119,142
1.65%, 02/20/2063, Series 2013-H04, Class BA	181,439	181,797
1.65%, 04/20/2063, Series 2013-H09, Class HA	66,386	66,689
1.80%, 06/20/2067, Series 2017-H14, Class XI(5)	11,962,389	909,142
2.34%, 05/20/2067, Series 2017-H11, Class LI(5)	12,452,370	1,423,957
2.50%, 07/20/2047, Series 2017-101, Class AB	3,464,705	3,630,337
2.50%, 04/01/2051(10)	62,335,000	64,317,059
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000,000	1,054,746
3.00%, 10/20/2045, Series 2015-144, Class HP	1,095,157	1,171,787
3.00%, 02/20/2047, Series 2018-7, Class GA	2,112,594	2,190,851
3.00%, 09/20/2047, Series 2017-139, Class BA	1,514,085	1,604,813
3.00%, 11/20/2047, Series 2017-163, Class PT	5,952,779	6,321,163
3.00%, 04/01/2051(10)	28,595,000	29,789,065
3.00%, 05/01/2051(10)	28,150,000	29,339,777
3.50%, 07/20/2046, Series 2018-160, Class PA	2,954,785	3,071,242
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266,381	1,368,660
3.50%, 04/01/2051(10)	10,865,000	11,465,121
3.68%, 01/20/2042, Series 2012-141, Class WC(5)	234,098	255,612
3.98%, 09/16/2042, Series 2012-141, Class WB(5)	148,453	165,266
4.48%, 04/20/2043, Series 2013-91, Class WA(5)	178,142	196,368
4.53%, 11/16/2041, Series 2012-141, Class WA(5)	265,364	295,894
4.60%, 10/20/2041, Series 2014-188, Class W(5)	428,419	476,447
4.68%, 10/20/2042, Series 2014-41, Class W(5)	807,071	905,979
4.70%, 09/20/2041, Series 2013-26, Class AK(5)	233,630	265,243
4.76%, 03/20/2048, Series 2020-30, Class PT(5)	9,676,612	10,934,435
4.85%, 11/20/2042, Series 2013-54, Class WA(5)	154,989	175,805
5.14%, 06/20/2040, Series 2013-75, Class WA(5)	117,038	133,454
5.29%, 07/20/2060, Series 2010-H17, Class XQ(5)	23,142	24,082
5.40%, 01/20/2039, Series 2014-6, Class W(5)	510,038	584,395
5.50%, 01/16/2033, Series 2011-43, Class ZQ	275,440	296,156
5.50%, 04/20/2033, Series 2003-25, Class PZ	149,064	159,152
5.50%, 03/16/2034, Series 2004-17, Class MZ	2,185,316	2,437,872
5.50%, 07/20/2035, Series 2005-56, Class IC	19,333	3,385
5.50%, 09/20/2035, Series 2005-72, Class AZ	105,929	120,355
5.50%, 10/16/2037, Series 2008-32, Class PI	80,154	4,224
5.50%, 02/20/2038, Series 2008-17, Class IO	21,785	1,445
5.50%, 05/20/2039, Series 2009-33, Class CI	24,821	3,592
5.50%, 09/20/2039, Series 2009-75, Class MN	317,000	374,503
5.50%, 10/20/2039, Series 2009-87, Class BE	626,986	720,523
5.53%, 01/20/2038, Series 2015-137, Class WA(5)	472,662	554,089
5.56%, 10/20/2036, Series 2006-57, Class PZ	112,982	124,092
5.58%, 07/20/2040, Series 2011-137, Class WA(5)	174,720	204,239
5.58%, 08/20/2038, Series 2012-59, Class WA(5)	173,482	199,887
5.59% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(2)(4)	152,601	19,555
5.70%, 08/20/2034, Series 2010-103, Class WA(5)	56,479	64,623

5.75%, 02/20/2036, Series 2006-20, Class QA	13,242	13,830
5.75%, 07/20/2038, Series 2008-69, Class QD	87,621	93,981
5.79% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(2)(4)	144,358	23,972
5.83%, 10/20/2033, Series 2010-41, Class WA(5)	107,323	120,977
5.84% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(2)(4)	116,615	16,422
5.84% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(2)(4)	113,317	15,438
5.87%, 02/20/2037, Series 2011-22, Class WA(5)	39,006	44,870
5.89%, 12/20/2038, Series 2011-163, Class WA(5)	405,734	472,557
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(2)(4)	104,680	13,096
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(2)(4)	883,718	146,384
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(2)(4)	41,997	5,747
5.89% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(2)(4)	84,759	7,641
5.93% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(2)(4)	71,691	10,958
5.94%, 04/20/2037, Series 2010-129, Class AW(5)	71,618	82,448
5.97% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(2)(4)	156,993	520
5.97% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(2)(4)	158,013	22,905
5.98% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(2)(4)	292,107	56,967
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(2)(4)	285,778	45,066
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(2)(4)	62,102	6,458
5.99% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(2)(4)	178,603	23,843
6.00%, 02/20/2029, Series 1999-4, Class ZB	58,366	58,361
6.00%, 11/20/2032, Series 2002-75, Class PB	97,806	99,305
6.00%, 09/16/2033, Series 2003-75, Class ZX	84,523	95,383
6.00%, 06/20/2034, Series 2004-49, Class Z	190,651	216,630
6.00%, 12/20/2035, Series 2005-91, Class PI	39,163	6,114
6.00%, 06/20/2038, Series 2008-50, Class KB	71,525	82,544
6.00%, 12/20/2038, Series 2009-65, Class IQ	18,148	674
6.00%, 05/20/2039, Series 2009-33, Class TI	34,123	6,487
6.04% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(2)(4)	116,966	14,483
6.04% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(2)(4)	94,133	8,279
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(2)(4)	111,425	17,226
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(2)(4)	59,085	5,909
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(2)(4)	110,598	17,025
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(2)(4)	107,421	17,504
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(2)(4)	33,327	5,422
6.09% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(2)(4)	296,864	28,251
6.11%, 11/20/2038, Series 2011-97, Class WA(5)	120,839	141,542
6.14% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(2)(4)	91,893	9,211
6.14% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(2)(4)	174,154	26,023
6.16% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(2)(4)	206,382	32,315
6.19% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(2)(4)	398,438	81,673
6.19% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(2)(4)	140,254	477
6.19% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(2)(4)	98,461	7,318
6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(2)(4)	468,470	84,679
6.29% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(2)(4)	235,484	43,352
6.36% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(2)(4)	74,129	9,152
6.39% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(2)(4)	3,735	221
6.39% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(2)(4)	202,687	21,504
6.40% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(2)(4)	112,753	21,387
6.43% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(2)(4)	102,348	12,952
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(2)(4)	97,253	13,344
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(2)(4)	91,948	12,178
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(2)(4)	137,591	19,752
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(2)(4)	54,312	5,516
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(2)(4)	55,258	6,001
6.44% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(2)(4)	197,710	37,955
6.49% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(2)(4)	219,831	31,060
6.50%, 07/20/2032, Series 2002-52, Class GH	49,169	49,165
6.50%, 01/20/2033, Series 2003-58, Class BE	70,951	76,614
6.50%, 03/20/2033, Series 2003-46, Class TC	40,402	44,295
6.50%, 03/20/2033, Series 2003-40, Class TJ	137,685	149,598
6.50%, 05/20/2033, Series 2003-46, Class MG	53,769	60,175
6.50%, 07/20/2036, Series 2006-33, Class Z	189,643	220,542
6.50%, 08/20/2036, Series 2006-38, Class ZK	252,993	285,911
6.50%, 03/20/2039, Series 2009-14, Class KI	39,012	7,204
6.50%, 03/20/2039, Series 2009-14, Class NI	86,994	20,078
6.53% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(2)(4)	132,106	19,165
6.57% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(2)(4)	129,756	23,867
6.59% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(2)(4)	57,108	8,247
6.64% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(2)(4)	189,612	43,212
6.64% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(2)(4)	90,538	14,598
6.66% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037, Series 2007-50, Class AI(2)(4)	31,236	1,609
6.69% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(2)(4)	97,776	105,348
6.69% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(2)(4)	100,561	13,085

6.70% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(2)(4)	158,044	34,678
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(2)(4)	20,827	22,484
7.00%, 08/16/2039, Series 2009-104, Class AB	72,585	78,824
7.00%, 10/16/2040, Series 2010-130, Class CP	314,058	375,608
7.19% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(2)(4)	262,719	41,307
7.49% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(2)(4)	62,429	9,937
7.59% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(2)(4)	16,304	1,941
7.59% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(2)(4)	63,972	10,203
8.14% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(2)(4)	11,246	9
13.18% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(2)(4)	15,736	17,966
14.03% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(2)(4)	1,224	1,347
14.51% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032, Series 2003-114, Class SH(2)(4)	7,706	8,369
14.64% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034, Series 2004-73, Class AE(2)(4)	4,825	4,993
16.18% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(2)(4)	61,839	76,936
16.49% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(2)(4)	1,601	1,961
19.37% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(2)(4)	28,871	41,020
19.62% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(2)(4)	11,069	14,196
19.87% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(2)(4)	21,980	28,707
20.48% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(2)(4)	10,853	16,019
22.31% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(2)(4)	3,093	4,973
23.99% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(2)(4)	15,992	25,818
28.92% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(2)(4)	20,827	32,668
Ginnie Mae I Pool
3.00%, 05/15/2043	388,080	412,006
3.00%, 07/15/2045	1,072,542	1,122,686
3.50%, 01/15/2042	3,149,272	3,391,844
3.50%, 03/15/2043	914,365	1,032,588
3.50%, 04/15/2043	2,461,458	2,654,191
3.50%, 06/15/2043	1,360,557	1,467,866
3.50%, 07/15/2043	414,306	464,419
4.00%, 06/15/2039	296,859	326,245
4.00%, 10/15/2040	148,872	164,002
4.50%, 04/15/2040	1,222,897	1,372,267
5.50%, 04/15/2033	205,543	238,301
5.50%, 06/15/2033	2,083	2,372
5.50%, 12/15/2033	8,164	9,454
5.50%, 07/15/2034	2,767	3,095
5.50%, 09/15/2034	7,958	8,844
6.00%, 11/15/2028	7,958	8,952
6.50%, 01/15/2024	1,773	1,980
6.50%, 03/15/2028	6,024	6,727
6.50%, 09/15/2028	12,766	14,255
6.50%, 10/15/2028	688	768
6.50%, 01/15/2032	46,648	54,989
6.50%, 07/15/2032	2,106	2,352
6.50%, 02/15/2033	8,005	9,047
6.50%, 04/15/2033	5,541	6,273
6.50%, 12/15/2035	49,383	57,997
7.00%, 08/15/2023	100	101
7.00%, 09/15/2023	3,747	3,890
7.00%, 11/15/2023	223	233
7.00%, 02/15/2024	749	752
7.00%, 09/15/2031	54,301	63,550
7.00%, 02/15/2033	5,180	5,906
7.00%, 06/15/2033	14,129	17,075
7.00%, 06/15/2035	134,978	158,844
7.00%, 04/15/2037	12,929	14,336
7.50%, 03/15/2023	102	104
7.50%, 11/15/2026	307	308
7.50%, 07/15/2027	729	732
7.50%, 07/15/2028	527	535
7.50%, 09/15/2028	2,234	2,444
7.50%, 10/15/2037	28,668	33,703
8.00%, 08/15/2028	809	813
9.00%, 11/15/2024	7	7
9.50%, 10/15/2024	267	273
9.50%, 12/15/2025	53	53
Ginnie Mae II Pool
2.00%, 12/20/2050	5,943,806	6,003,581
2.50%, 12/20/2046	1,822,542	1,892,594
2.50%, 09/20/2050	4,096,424	4,230,671
2.50%, 09/20/2050	6,265,511	6,529,999
2.50%, 12/20/2050	10,813,104	11,168,871
2.50%, 12/20/2050	42,684,164	44,079,355

2.50%, 01/20/2051	36,175,675	37,360,127
2.93%, 10/20/2070(5)	8,739,100	9,323,388
3.00%, 06/20/2042	223,894	238,513
3.00%, 08/20/2042	2,935,054	3,124,381
3.00%, 11/20/2042	1,628,519	1,733,612
3.00%, 12/20/2042	836,219	892,750
3.00%, 01/20/2043	834,723	891,531
3.00%, 04/20/2043	2,080,446	2,214,774
3.00%, 09/20/2043	645,398	686,384
3.00%, 10/20/2043	98,757	105,168
3.00%, 01/20/2044	552,983	588,851
3.00%, 07/20/2044	238,875	253,626
3.00%, 12/20/2044	400,738	426,074
3.00%, 04/20/2045	3,734,098	3,960,299
3.00%, 05/20/2045	670,128	709,064
3.00%, 07/20/2045	1,573,037	1,666,676
3.00%, 10/20/2045	1,782,009	1,888,704
3.00%, 11/20/2045	425,040	449,749
3.00%, 02/20/2046	629,322	666,522
3.00%, 04/20/2046	3,970,684	4,193,662
3.00%, 05/20/2046	168,691	178,663
3.00%, 07/20/2046	3,274,511	3,457,611
3.00%, 08/20/2046	3,784,172	4,007,904
3.00%, 09/20/2046	1,136,881	1,198,801
3.00%, 01/20/2047	2,577,868	2,710,519
3.00%, 02/20/2047	3,646,820	3,858,394
3.00%, 03/20/2047	395,656	418,989
3.00%, 12/20/2049(8)	15,903,078	16,572,446
3.00%, 01/20/2050	1,879,690	1,968,336
3.00%, 04/20/2050	2,636,719	2,756,905
3.00%, 06/20/2050	3,000,917	3,127,937
3.00%, 09/20/2050	3,527,418	3,723,946
3.00%, 09/20/2050	9,622,666	10,408,013
3.00%, 12/20/2070(5)	3,785,824	4,027,457
3.05%, 09/20/2070(5)	4,999,586	5,335,959
3.06%, 06/20/2070(5)	5,804,678	6,197,823
3.50%, 10/20/2042	3,299,272	3,578,356
3.50%, 11/20/2042	1,134,700	1,232,325
3.50%, 05/20/2043	781,162	848,131
3.50%, 03/20/2045	946,396	1,013,986
3.50%, 04/20/2045	7,336,720	7,860,369
3.50%, 10/20/2045	6,241,000	6,686,639
3.50%, 01/20/2046	3,751,106	4,011,065
3.50%, 02/20/2046	13,457,686	14,396,796
3.50%, 03/20/2046	571,221	610,798
3.50%, 04/20/2046	24,274,321	25,975,076
3.50%, 05/20/2046	7,257,382	7,796,563
3.50%, 06/20/2046	3,126,569	3,344,467
3.50%, 07/20/2046(8)	7,208,989	7,676,321
3.50%, 08/20/2046	1,059,161	1,133,908
3.50%, 09/20/2046	821,080	878,063
3.50%, 11/20/2046	1,253,935	1,341,950
3.50%, 12/20/2046	5,340,240	5,681,542
3.50%, 01/20/2047	400,576	426,329
3.50%, 02/20/2047	4,394,588	4,688,196
3.50%, 03/20/2047	3,509,689	3,741,800
3.50%, 04/20/2047	602,472	641,457
3.50%, 05/20/2047	6,060,215	6,465,565
3.50%, 06/20/2047	3,220,075	3,424,049
3.50%, 08/20/2047	554,143	590,075
3.50%, 11/20/2047	11,149,255	11,889,552
3.50%, 12/20/2047	1,859,986	1,979,494
3.50%, 04/20/2048	5,218,655	5,558,116
3.50%, 06/20/2049	2,070,869	2,185,923
3.50%, 11/20/2049	5,624,046	5,992,719
3.50%, 08/20/2050	9,793,487	10,790,215
3.50%, 01/20/2051	11,170,251	12,330,894
4.00%, 10/20/2040	1,427,041	1,580,458
4.00%, 06/20/2042	1,891,433	2,110,509
4.00%, 10/20/2042	4,297,977	4,768,079
4.00%, 12/20/2042	2,054,233	2,279,030
4.00%, 02/20/2043	926,148	1,027,303
4.00%, 10/20/2043	2,729,530	2,981,868
4.00%, 11/20/2044	1,538,791	1,699,566

4.00%, 12/20/2044	1,106,565	1,224,214
4.00%, 03/20/2045	287,703	318,269
4.00%, 05/20/2045	3,607,972	3,970,516
4.00%, 06/20/2045	736,313	810,134
4.00%, 08/20/2045	8,956,963	9,829,686
4.00%, 10/20/2045	2,389,958	2,618,705
4.00%, 11/20/2045	3,367,938	3,701,145
4.00%, 12/20/2045	87,462	95,894
4.00%, 01/20/2046	1,116,967	1,224,683
4.00%, 02/20/2046	376,750	413,564
4.00%, 03/20/2046	716,285	787,120
4.00%, 04/20/2046	1,904,057	2,089,011
4.00%, 05/20/2046	3,205,621	3,492,475
4.00%, 06/20/2046	1,541,985	1,686,199
4.00%, 11/20/2046	1,367,163	1,493,680
4.00%, 02/20/2047	2,217,863	2,406,370
4.00%, 03/20/2047	4,619,128	4,989,147
4.00%, 05/20/2047	370,141	400,587
4.00%, 05/20/2047	386,888	418,650
4.00%, 06/20/2047	1,401,643	1,518,850
4.00%, 07/20/2047	6,799,705	7,371,856
4.00%, 09/20/2047	2,165,287	2,336,209
4.00%, 12/20/2047	3,124,578	3,373,342
4.00%, 01/20/2048	1,743,816	1,883,624
4.19%, 05/20/2063(5)	15,393	15,484
4.25%, 12/20/2047	1,446,121	1,639,389
4.50%, 06/20/2040	493,557	553,447
4.50%, 01/20/2041	417,053	473,787
4.50%, 03/20/2041	375,428	420,989
4.50%, 05/20/2041	186,078	208,661
4.50%, 06/20/2041	1,321,842	1,482,267
4.50%, 09/20/2041	436,148	489,083
4.50%, 09/20/2043	1,082,939	1,212,181
4.50%, 10/20/2043	2,090,036	2,343,705
4.50%, 12/20/2043	1,132,861	1,270,293
4.50%, 01/20/2046	1,725,875	1,931,115
4.50%, 07/20/2046	923,671	1,033,366
4.50%, 09/20/2046	1,518,874	1,699,991
4.50%, 11/20/2046	2,646,482	2,966,413
4.50%, 03/20/2047	513,660	564,323
4.50%, 07/20/2047	5,176,114	5,653,488
4.50%, 08/20/2047	1,314,110	1,439,252
4.50%, 09/20/2047	6,807,628	7,455,538
4.50%, 01/20/2048	1,033,628	1,132,545
4.50%, 02/20/2048	4,957,390	5,367,641
4.50%, 03/20/2048	529,631	578,084
4.50%, 04/20/2048	466,338	507,929
4.50%, 04/20/2048	1,784,566	1,978,313
4.50%, 04/20/2048	2,589,226	2,849,909
4.50%, 04/20/2048	2,795,675	3,126,788
4.50%, 05/20/2048	1,768,035	1,923,195
4.50%, 05/20/2048	4,580,552	5,127,255
4.50%, 05/20/2048	5,228,988	5,674,190
4.50%, 09/20/2048	1,174,083	1,278,043
4.50%, 11/20/2049	8,983,841	9,944,855
5.00%, 10/20/2037	198,991	227,443
5.00%, 07/20/2040	126,268	145,104
5.00%, 06/20/2044	555,977	638,999
5.00%, 07/20/2044	482,790	554,877
5.00%, 08/20/2045	611,829	697,873
5.00%, 09/20/2046	1,396,518	1,604,855
5.00%, 10/20/2047	268,074	298,410
5.00%, 11/20/2047	1,243,702	1,384,401
5.00%, 06/20/2048	2,600,662	2,893,092
5.00%, 07/20/2048	719,288	807,321
5.00%, 07/20/2048	3,582,073	3,942,081
5.00%, 02/20/2049	14,128,380	15,492,448
5.00%, 07/20/2049	517,025	582,485
5.00%, 08/20/2049	8,524,581	9,566,996
5.50%, 09/20/2039	90,324	104,551
6.00%, 03/20/2028	4,197	4,746
6.00%, 11/20/2033	3,272	3,852
6.00%, 09/20/2038	312,759	358,717
6.00%, 11/20/2038	1,808	2,017

6.00%, 08/20/2039	148,741	170,888
6.50%, 07/20/2029	48,885	55,990
7.00%, 08/20/2038	13,893	16,290
7.50%, 02/20/2028	847	943
7.50%, 09/20/2028	2,667	2,997
8.00%, 12/20/2025	318	346
8.00%, 06/20/2026	767	844
8.00%, 08/20/2026	562	628
8.00%, 09/20/2026	721	824
8.00%, 11/20/2026	605	684
8.00%, 10/20/2027	1,432	1,602
8.00%, 11/20/2027	1,482	1,649
8.00%, 12/20/2027	772	870
8.00%, 06/20/2028	443	448
8.00%, 08/20/2028	93	96
8.00%, 09/20/2028	228	230
8.50%, 03/20/2025	159	162
8.50%, 04/20/2025	857	930
8.50%, 05/20/2025	1,842	1,997
GMACM Mortgage Loan Trust 2005-AR3
3.47%, 06/19/2035, Series 2005-AR3, Class 3A4(5)	53,742	52,675
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(5)	28,521,000	31,069,203
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034, Series 2012-ALOH, Class A(3)	4,200,000	4,259,721
GS Mortgage Securities Corp. Trust 2021-RENT
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(2)(3)	5,125,000	5,124,999
GS Mortgage Securities Trust 2006-GG8
0.91%, 11/10/2039, Series 2006-GG8, Class X(3)(5)	1,200,464	1,947
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045, Series 2012-GCJ9, Class A3	12,826,934	13,147,842
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(5)	5,880,000	6,183,091
GS Mortgage Securities Trust 2013-GC16
1.02%, 11/10/2046, Series 2013-GC16, Class XA(5)	15,990,912	354,589
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260,000	1,315,642
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419,000	9,075,739
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	7,918,981	8,395,741
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,722,029	9,204,489
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	12,000,000	12,587,408
3.44%, 11/10/2049, Series 2016-GS4, Class A4(5)	1,317,000	1,435,603
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550,000	2,664,408
GSMPS Mortgage Loan Trust 2004-4
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(2)(3)	46,842	42,236
GSMPS Mortgage Loan Trust 2005-RP2
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(2)(3)	80,760	74,980
GSMPS Mortgage Loan Trust 2005-RP3
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(2)(3)	533,720	449,470
4.25%, 09/25/2035, Series 2005-RP3, Class 1AS(3)(5)	393,493	43,801
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	7,241	7,491
GSR Mortgage Loan Trust 2003-6F
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032, Series 2003-6F, Class A2(2)	1	1
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	42,096	43,755
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	57,056	59,153
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	32,220	34,669
GSR Mortgage Loan Trust 2005-5F
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(2)	15,287	14,439
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	71,015	73,827
GSR Mortgage Loan Trust 2005-AR6
3.17%, 09/25/2035, Series 2005-AR6, Class 3A1(5)	4,316	4,282
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	31,245	44,230
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	248,427	177,088

Headlands Residential 2019-RPL1 LLC
3.97%, 06/25/2024, Series 2019-RPL1(1)(3)	9,000,000	9,035,033
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(1)(3)	6,170,000	6,219,023
Home Re 2018-1 Ltd.
1.71% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(2)(3)	556,358	557,411
Home RE 2019-1 Ltd.
1.76% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(2)(3)	513,119	513,283
HomeBanc Mortgage Trust 2005-3
0.59% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap), 07/25/2035, Series 2005-3, Class A1(2)	87,566	87,845
Impac CMB Trust Series 2004-4
5.18%, 09/25/2034, Series 2004-4, Class 2A2(1)	7,422	7,628
Impac CMB Trust Series 2004-7
0.85% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(2)	614,643	620,759
Impac CMB Trust Series 2005-4
0.71% (1 Month LIBOR USD + 0.30%, 0.60% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(2)	84,072	84,174
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	53,375	52,788
Impac Secured Assets Trust 2006-1
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(2)	132,775	132,684
Impac Secured Assets Trust 2006-2
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036, Series 2006-2, Class 2A1(2)	51,387	51,537
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(3)	5,445,000	5,766,399
JP Morgan Alternative Loan Trust
3.15%, 03/25/2036, Series 2006-A1, Class 2A1(5)	22,663	21,663
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.16%, 08/12/2037, Series 2005-CB11, Class X1(3)(5)	881,978	117
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.00%, 06/12/2043, Series 2006-CB15, Class X1(5)	1,753,360	825
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(5)	863,501	9
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152,087	7,449,945
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(2)(3)	9,200,000	9,211,251
JP Morgan Mortgage Trust 2004-A3
3.27%, 07/25/2034, Series 2004-A3, Class 4A1(5)	3,719	3,840
JP Morgan Mortgage Trust 2004-A4
2.89%, 09/25/2034, Series 2004-A4, Class 1A1(5)	14,089	13,873
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	4,197	4,327
JP Morgan Mortgage Trust 2005-A1
2.98%, 02/25/2035, Series 2005-A1, Class 3A4(5)	57,055	56,431
JP Morgan Mortgage Trust 2005-A4
2.51%, 07/25/2035, Series 2005-A4, Class 1A1(5)	45,561	47,232
JP Morgan Mortgage Trust 2006-A2
2.53%, 11/25/2033, Series 2006-A2, Class 5A3(5)	167,410	174,867
3.05%, 08/25/2034, Series 2006-A2, Class 4A1(5)	308,519	323,788
JP Morgan Mortgage Trust 2006-A3
3.02%, 08/25/2034, Series 2006-A3, Class 6A1(5)	46,312	46,550
JP Morgan Mortgage Trust 2006-A7
3.06%, 01/25/2037, Series 2006-A7, Class 2A2(5)	43,615	40,913
3.06%, 01/25/2037, Series 2006-A7, Class 2A4R(5)	76,507	71,768
JP Morgan Mortgage Trust 2007-A1
2.58%, 07/25/2035, Series 2007-A1, Class 5A1(5)	38,440	39,316
2.58%, 07/25/2035, Series 2007-A1, Class 5A2(5)	586,363	599,747
JP Morgan Mortgage Trust 2007-A2
3.11%, 04/25/2037, Series 2007-A2, Class 2A3(5)	155,962	138,538
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,288,937	2,417,102
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	2,010,000	2,014,351
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	7,391,436	7,838,388
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	12,460,000	13,519,373
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000,000	21,421,740
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(3)	1,027,000	1,135,067

LB-UBS Commercial Mortgage Trust 2007-C2
0.09%, 02/15/2040, Series 2007-C2, Class XW(5)	293,300	28
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(3)	20,300,000	21,498,313
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(1)(3)	860,972	866,057
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(3)	15,437,470	15,539,017
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(3)	5,389,805	5,445,801
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(3)	6,393,906	6,385,127
Lehman Mortgage Trust 2006-2
5.96%, 04/25/2036, Series 2006-2, Class 1A1(5)	43,385	36,414
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	16,221	16,171
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	266,119	147,247
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024, Series 2019-RTL3, Class A1(3)	9,210,000	9,300,835
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(3)(5)	4,790,000	4,786,915
Luminent Mortgage Trust 2005-1
0.63% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 11/25/2035, Series 2005-1, Class A1(2)	988,922	965,584
MASTR Adjustable Rate Mortgages Trust 2004-13
2.99%, 04/21/2034, Series 2004-13, Class 2A1(5)	81,966	82,159
MASTR Adjustable Rate Mortgages Trust 2004-15
3.14%, 12/25/2034, Series 2004-15, Class 3A1(5)	25,661	24,671
MASTR Adjustable Rate Mortgages Trust 2004-3
4.20%, 04/25/2034, Series 2004-3, Class 4A2(5)	19,334	19,395
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	23,932	24,795
6.00%, 01/25/2034, Series 2003-9, Class 8A1	15,714	16,261
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2021, Series 2004-10, Class 1A1	792	791
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2025, Series 2004-13, Class 2A1	5,981	7,136
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	160,505	162,572
6.25%, 04/25/2034, Series 2004-3, Class 2A1	32,808	33,301
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	23,884	19,993
6.00%, 07/25/2034, Series 2004-6, Class 7A1	16,216	16,903
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	14,786	12,484
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2021, Series 2004-8, Class 6A1	299	311
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	13,614	12,994
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1,745	1,578
5.00%, 12/25/2033, Series 2003-12, Class 6A1	9,159	9,227
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1,365	1,134
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	30,565	30,572
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2021, Series 2004-6, Class 15PO	37	37
MASTR Reperforming Loan Trust 2005-2
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(2)(3)	761,585	417,945
MASTR Reperforming Loan Trust 2006-2
4.27%, 05/25/2036, Series 2006-2, Class 1A1(3)(5)	88,176	79,895
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(3)	16,181	12,085
Mello Warehouse Securitization Trust 2020-1
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2053, Series 2020-1, Class A(2)(3)	5,585,000	5,586,082
Mello Warehouse Securitization Trust 2021-1
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(2)(3)	8,500,000	8,499,328
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.31%, 06/25/2037, Series 2007-3, Class 1A3(5)	57,192	54,620
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.22%, 08/25/2033, Series 2003-A5, Class 2A6(5)	23,313	23,445
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.73% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(2)	53,396	54,045

Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.75% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(2)	56,282	56,587
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.19%, 12/25/2034, Series 2004-1, Class 2A1(5)	53,534	54,596
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.34% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(2)(4)	21,418	21,329
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.86% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(2)	38,531	38,285
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.19%, 08/25/2034, Series 2004-A4, Class A2(5)	46,690	48,281
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.79%, 02/25/2035, Series 2005-A2, Class A1(5)	85,281	85,906
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(3)(5)	3,637,827	3,655,628
ML-CFC Commercial Mortgage Trust 2006-4
4.62%, 12/12/2049, Series 2006-4, Class XC(3)(5)(11)	28,923	0
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045, Series 2012-C6, Class A4	7,240,653	7,413,526
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652,000	3,921,069
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,606,533	18,869,344
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	5,000,000	5,369,075
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507,000	7,142,649
Morgan Stanley Capital I Trust 2006-IQ12
0.29%, 12/15/2043, Series 2006-IQ12, Class X1(3)(5)	187,917	2
Morgan Stanley Capital I Trust 2007-HQ11
0.00%, 02/12/2044, Series 2007-HQ11, Class X(3)(5)	124,933	77
Morgan Stanley Capital I Trust 2007-IQ13
0.33%, 03/15/2044, Series 2007-IQ13, Class X(3)(5)	428,710	641
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029, Series 2014-CPT, Class A(3)	4,241,000	4,240,592
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000,000	20,878,006
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552,000	2,905,170
Morgan Stanley Mortgage Loan Trust 2004-3
5.64%, 04/25/2034, Series 2004-3, Class 4A(5)	127,631	136,316
Morgan Stanley Mortgage Loan Trust 2004-9
3.24%, 10/25/2021, Series 2004-9, Class 4A(5)	7,833	7,617
Mortgage Repurchase Agreement Financing Trust
0.00% (1 Month LIBOR USD + 0.50%), 03/10/2022, Series 2021-1, Class A2(2)(3)(4)(13)	13,800,000	13,800,000
Mortgage Repurchase Agreement Financing Trust Series 2020-3
1.36% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 01/23/2023, Series 2020-3, Class A1(2)(3)	1,690,000	1,690,301
Mortgage Repurchase Agreement Financing Trust Series 2020-4
1.46% (1 Month LIBOR USD + 1.35%), 04/23/2023, Series 2020-4, Class A1(2)(3)	1,605,000	1,604,878
1.46% (1 Month LIBOR USD + 1.35%), 04/23/2023, Series 2020-4, Class A2(2)(3)	3,110,000	3,109,763
Mortgage Repurchase Agreement Financing Trust Series 2020-5
1.11% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A1(2)(3)	4,890,000	4,874,156
1.11% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A2(2)(3)	10,000,000	9,995,920
MortgageIT Trust 2005-2
0.63% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 05/25/2035, Series 2005-2, Class 1A1(2)	401,238	403,212
MRA Issuance Trust 2020-1
1.52% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 06/25/2021, Series 2020-1, Class A(2)(3)	16,888,302	16,898,226
MRA Issuance Trust 2020-7
1.72% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 12/11/2021, Series 2020-7, Class A(2)(3)	30,440,000	30,450,441
MRA Issuance Trust 2020-9
2.25% (1 Month LIBOR USD + 1.75%, 2.25% Floor), 05/05/2021, Series 2020-9, Class AX(2)(3)(13)	38,670,000	38,670,000
MRA Issuance Trust 2021-9
0.00% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2021, Series 2021-9, Class A1X(2)(3)(4)	9,000,000	8,976,150
MRA Issuance Trust 2021-EBO2
0.00%, 04/01/2022, Series 2021-EBO2(3)	14,100,000	14,100,000
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(3)	6,108,000	6,117,482
2.72%, 12/15/2036, Series 2019-PARK, Class A(3)	9,990,000	10,394,736
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.59% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(2)	123,323	123,726
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.55% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(2)	31,119	30,564

NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(3)(5)	44,921	44,293
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(3)(5)	2,480,385	2,646,885
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(3)(5)	4,122,411	4,373,609
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(3)(5)	2,623,692	2,791,402
New Residential Mortgage Loan Trust 2020-RPL2
3.58%, 08/25/2025, Series 2020-RPL2, Class A1(3)(5)	325,010	331,190
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2,359	2,419
6.00%, 05/25/2033, Series 2003-A1, Class A2	13,440	13,571
7.00%, 04/25/2033, Series 2003-A1, Class A5	7,937	8,137
Oaktown Re II Ltd.
1.66% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(2)(3)	547,366	547,541
Oaktown Re III Ltd.
1.51% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(2)(3)	145,680	145,727
PMT Credit Risk Transfer Trust 2020-2R
3.92% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(2)(3)	11,339,459	11,339,483
PMT Credit Risk Transfer Trust 2021-1R
3.02% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(2)(3)	21,600,000	21,574,799
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(3)	12,650,000	12,656,616
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	47,610	48,338
Provident Funding Mortgage Warehouse Securitization Trust 2021-1
0.00% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(2)(3)(4)(13)	11,710,000	11,710,000
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(1)(3)	2,391,901	2,408,983
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(1)(3)	2,340,147	2,356,446
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(3)(5)	9,240,617	9,239,572
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(3)(5)	10,185,000	10,171,016
Radnor Re 2018-1 Ltd.
1.51% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(2)(3)	191,943	191,970
Radnor RE 2020-1 Ltd.
1.06% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 02/25/2030, Series 2020-1, Class M1A(2)(3)	1,100,000	1,100,114
RALI Series 2002-QS16 Trust
16.40% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(2)(4)	102	79
RALI Series 2003-QS14 Trust
5.00%, 07/25/2021, Series 2003-QS14, Class A1	995	988
RALI Series 2003-QS9 Trust
7.44% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(2)(4)(11)	712	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	956	901
RALI Series 2005-QA6 Trust
4.35%, 05/25/2035, Series 2005-QA6, Class A32(5)	86,665	60,860
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	12,247	11,867
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(3)	512,000	525,087
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036, Series 2009-1, Class 1A1(3)(5)	65,943	67,085
RBSSP Resecuritization Trust 2009-12
5.26%, 11/25/2033, Series 2009-12, Class 1A1(3)(5)	33,384	33,254
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025, Series 2020-1, Class A1(1)(3)	11,203,706	11,293,024
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(3)	5,675	3,901
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021, Series 2003-A8, Class A5	1,399	1,340
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,593,991	1,644,347
Residential Asset Securitization Trust 2005-A2
4.94% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035, Series 2005-A2, Class A4(2)(4)	554,062	92,527
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036, Series 2006-A4, Class 2A5	47,721	47,848
RFMSI Series 2005-SA4 Trust
2.95%, 09/25/2035, Series 2005-SA4, Class 1A1(5)	19,231	17,385
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	3,595,283	3,848,502

Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	8,705,036	9,662,061
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	9,292,315	10,074,552
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880,000	4,289,634
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	6,782,062	7,456,148
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	7,886,141	8,351,900
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	6,907,907	6,910,622
3.00%, 05/25/2060, Series 2020-3, Class M5TW	8,806,715	9,315,670
Sequoia Mortgage Trust 2004-10
0.73% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(2)	31,594	31,196
Sequoia Mortgage Trust 2004-11
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(2)	93,176	95,418
Sequoia Mortgage Trust 2004-12
0.58% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(2)	78,008	75,518
Sequoia Mortgage Trust 2004-8
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(2)	575,258	576,914
0.94% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(2)	90,270	91,851
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(3)	1,603,000	1,495,269
Station Place Securitization Trust 2021-WL1
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 01/26/2054, Series 2021-WL1, Class A(2)(3)	11,000,000	10,999,297
Station Place Securitization Trust Series 2021-4
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/11/2022, Series 2021-4, Class A(2)(3)(13)	13,100,000	13,100,000
Structured Asset Mortgage Investments II Trust 2004-AR5
0.77% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(2)	92,651	90,954
Structured Asset Mortgage Investments II Trust 2005-AR5
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(2)	301,527	305,293
Structured Asset Mortgage Investments Trust 2003-CL1
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(2)	203,930	200,118
Structured Asset Securities Corp.
0.46% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(2)(3)	60,268	53,632
2.40%, 12/25/2033, Series 2003-37A, Class 2A(5)	102,936	103,191
2.79%, 12/25/2033, Series 2003-37A, Class 8A2(5)	973,877	985,771
5.17%, 02/25/2034, Series 2004-4XS, Class 1A5(1)	144,444	147,289
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
2.75%, 11/25/2033, Series 2003-34A, Class 3A3(5)	21,316	21,597
Thornburg Mortgage Securities Trust 2003-4
0.75% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(2)	368,401	375,072
Thornburg Mortgage Securities Trust 2003-5
2.25%, 10/25/2043, Series 2003-5, Class 3A(5)	1,750,005	1,760,497
Thornburg Mortgage Securities Trust 2004-4
2.17%, 12/25/2044, Series 2004-4, Class 3A(5)	171,418	172,471
Thornburg Mortgage Securities Trust 2005-1
2.32%, 04/25/2045, Series 2005-1, Class A3(5)	437,836	445,895
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(1)	6,665,000	6,759,698
UBS Commercial Mortgage Trust 2012-C1
2.06%, 05/10/2045, Series 2012-C1, Class XA(3)(5)	1,419,050	15,296
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114,000	10,885,377
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500,000	22,743,173
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650,000	10,521,407
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(3)	1,787,000	1,800,707
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.28%, 05/10/2063, Series 2012-C2, Class XA(3)(5)	5,033,473	61,717
3.53%, 05/10/2063, Series 2012-C2, Class A4	1,073,000	1,100,896
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271,000	282,364
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	63,534	66,558
Vendee Mortgage Trust 1994-1
5.21%, 02/15/2024, Series 1994-1, Class 1(5)	26,254	27,532
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	76,878	81,722

Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	61,935	69,691
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	27,853	31,216
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	95,102	107,518
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	64,189	71,557
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030, Series 2012-6AVE, Class A(3)	2,283,000	2,346,580
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)	8,650,159	8,648,905
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)	17,557,928	17,465,395
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)	17,365,019	17,351,601
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)	17,240,000	17,221,038
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)	15,400,000	15,393,951
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(3)(5)	341,476	3
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.78%, 10/25/2033, Series 2003-AR11, Class A6(5)	132,714	134,018
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.71%, 08/25/2033, Series 2003-AR7, Class A7(5)	46,081	47,106
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.77%, 09/25/2033, Series 2003-AR9, Class 1A6(5)	258,783	261,500
2.79%, 09/25/2033, Series 2003-AR9, Class 2A(5)	41,464	40,818
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	46,569	47,851
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.16% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(2)(4)	15,126	17,956
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	2,874	2,529
5.25%, 10/25/2033, Series 2003-S9, Class A8	178,968	183,260
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.85%, 01/25/2035, Series 2004-AR14, Class A1(5)	1,500,988	1,515,859
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.54%, 06/25/2034, Series 2004-AR3, Class A2(5)	73,659	75,704
3.54%, 06/25/2034, Series 2004-AR3, Class A1(5)	1,307,197	1,346,597
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	550,190	593,863
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,646,655	1,716,152
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	29,123	29,884
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	152,622	156,340
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	14,406	14,549
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.07%, 09/25/2036, Series 2006-AR10, Class 2P(5)	6,186	5,243
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.11%, 08/25/2046, Series 2006-AR8, Class 1A2(5)	40,633	40,420
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	7,587	6,000
5.50%, 03/25/2035, Series 2005-1, Class 1A1	65,630	65,638
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.89% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(2)(4)	140,179	19,136
4.94% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(2)(4)	498,705	62,817
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	174,747	30,388
5.50%, 06/25/2035, Series 2005-4, Class CB7	176,150	177,514
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	28,867	28,466
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	13,896	13,305
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P	66	58
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	3,837	3,288

Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	15,765	15,743
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	7,340,886	7,651,945
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	9,481,249	10,242,117
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729,000	798,219
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280,000	3,602,412
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000,000	15,988,647
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,272,631	8,037,445
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698,000	3,876,492
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000,000	20,910,928
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,800,000	14,813,547
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000,000	10,940,002
Wells Fargo Commercial Mortgage Trust 2019-C54
3.15%, 12/15/2052, Series 2019-C54, Class A4	3,079,000	3,256,955
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500,000	18,673,666
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003,000	977,197
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000,000	21,995,746
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(2)(3)	5,480,000	5,493,540
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	11,231	11,124
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044, Series 2011-C3, Class A4(3)	63,063	63,008
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045, Series 2012-C6, Class A4	8,820,524	8,900,063
WFRBS Commercial Mortgage Trust 2013-C11
4.26%, 03/15/2045, Series 2013-C11, Class D(3)(5)	300,000	292,241
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	229,750	241,680
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000,000	7,555,980
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	2,528,440	2,654,258
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846,000	4,179,734
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	9,613,677	10,198,490

Total Mortgage-Backed Obligations (Cost: $5,928,157,013)		6,093,790,437

Total Bonds & Notes (Cost: $16,063,716,934)		16,454,448,828

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%(2)	95,000	2,742,650

Total Financials		2,742,650

Total Preferred Stocks (Cost: $2,375,000)		2,742,650

SHORT-TERM INVESTMENTS – 7.85%
Money Market Funds – 6.69%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(12)	1,133,291,855	1,133,291,855

Total Money Market Funds (Cost: $1,133,291,855)		1,133,291,855

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 12/02/2021(8)	$2,250,000	2,249,425

Total U.S. Treasury Bills (Cost: $2,248,453)		2,249,425

Time Deposits – 1.15%
Bank of Montreal, London, 0.01% due 04/01/2021	64,428,046	64,428,046
Royal Bank of Canada, Toronto, 0.01% due 04/01/2021	60,351,127	60,351,127
Skandinaviska Enskilda Banken, Stockholm, 0.01% due 04/01/2021	544,337	544,337
Sumitomo Trust Bank, London, 0.01% due 04/01/2021	69,879,807	69,879,807

Total Time Deposits (Cost: $195,203,317)		195,203,317

Total Short-Term Investments (Cost: $1,330,743,625)	1,330,744,597

TOTAL INVESTMENTS IN SECURITIES – 105.00%
(Cost: $17,396,835,559)	17,787,936,075

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.00)%	(846,983,539)

TOTAL NET ASSETS – 100.00%	$16,940,952,536

Percentages are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,504,905,707, which represents 20.69% of total net assets.

(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2021.
(6)	Security in default as of March 31, 2021. The value of these securities totals $453,765, which represents 0.00% of total net assets.
(7)	Security that is restricted at March 31, 2021. The value of the restricted securities totals $12,406,658, which represents 0.07% of total net assets.
(8)	Assigned as collateral for certain future contracts. The value of these pledged issues totals $36,393,897, which represents 0.21% of total net assets.
(9)	Inflation protected security. The value of these securities totals $6,441,639, which represents 0.04% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $663,083,856, which represents 3.91% of total net assets.
(11)	Amount calculated is less than $0.5.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $168,542,141, which represents 0.99% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
231	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2021	$51,031,148	$50,987,835	$(43,313)
807	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2021	100,774,125	99,582,539	(1,191,586)
298	U.S. 10 Year Note Future	J.P. Morgan	Jun. 2021	39,079,162	39,019,375	(59,787)
1,112	U.S. Long Bond Future	J.P. Morgan	Jun. 2021	177,388,820	171,908,250	(5,480,570)
1,262	U.S. Ultra Bond Future	J.P. Morgan	Jun. 2021	242,724,915	228,698,062	(14,026,853)

						(20,802,109)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(497)	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2021	$(109,708,480)	$(109,701,102)	$7,378
(109)	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2021	(13,498,057)	(13,450,429)	47,628
(65)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Jun. 2021	(9,715,789)	(9,339,687)	376,102

						431,108

						$(20,371,001)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 95.23%
Asset-Backed Obligations – 9.74%
ABFC 2005-WMC1 Trust
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(1)		$6,983,079	$6,892,815
ABFC 2007-NC1 Trust
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)		6,006,835	5,763,554
Accredited Mortgage Loan Trust 2003-2
0.81% (1 Month LIBOR USD + 0.35%, 0.70% Floor, 13.00% Cap), 10/25/2033, Series 2003-2, Class A2(1)		1,229,006	1,222,526
Accredited Mortgage Loan Trust 2006-2
0.37% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(1)		412,819	405,401
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.04% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(1)		2,416,167	2,417,154
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
0.81% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(1)		6,560,987	6,536,470
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(2)		1,475,000	1,556,473
Aegis Asset Backed Securities Trust 2005-5
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 12/25/2035, Series 2005-5, Class 2A(1)		1,003,992	1,003,926
Aimco CLO 11 Ltd.
1.60% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 10/15/2031, Series 2020-11A, Class A1(1)(2)		2,900,000	2,906,017
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(2)(3)		21,665,884	22,053,524
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022, Series 2018-2, Class A3		1,089,928	1,095,124
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3		11,005,561	11,144,195
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%), 01/15/2031(1)(2)	EUR	23,900,000	28,033,416
Ambac LSNI LLC
6.00% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)		$4,161,208	4,171,611
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(2)		3,810,000	3,922,779
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(2)		105,000	108,422
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(2)		2,785,000	2,829,763
American Express Credit Account Master Trust
2.87%, 10/15/2024, Series 2019-1, Class A		805,000	825,442
3.18%, 04/15/2024, Series 2018-8, Class A		2,420,000	2,452,732
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(2)		515,000	561,475
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052, Series 2015-SFR1, Class E(2)		6,400,000	6,883,217
5.89%, 04/17/2052, Series 2015-SFR1, Class F(2)		2,378,000	2,569,157
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022, Series 2016-4, Class D		1,795,000	1,802,026
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024, Series 2018-2, Class C		5,970,000	6,206,293
4.01%, 07/18/2024, Series 2018-2, Class D		2,940,000	3,105,207
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D		4,310,000	4,595,399
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D		1,330,000	1,381,237
AmeriCredit Automobile Receivables Trust 2020-1
1.59%, 10/20/2025, Series 2020-1, Class C		5,410,000	5,498,292
1.80%, 12/18/2025, Series 2020-1, Class D		8,440,000	8,605,454
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		5,720,000	5,889,083
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		7,135,000	7,167,291
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C		4,735,000	4,717,033
1.21%, 12/18/2026, Series 2021-1, Class D		5,425,000	5,395,720
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 07/25/2035, Series 2005-R5, Class M3(1)		2,209,996	2,210,608
Ammc Clo 19 Ltd.
1.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)		7,275,000	7,282,573
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049, Series 2019-1A, Class A2I(2)		6,706,300	6,886,699
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
1.26% (1 Month LIBOR USD + 1.15%), 05/15/2037, Series 2019-FL1, Class A(1)(2)		5,000,000	5,000,000
Ares European CLO
(3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)(4)	EUR	26,500,000	31,076,550

Ares LIX CLO Ltd.
0.00% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)(4)		$4,500,000	4,497,750
0.00% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)(4)		6,590,000	6,588,353
Ares LVII CLO Ltd.
1.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/25/2031, Series 2020-57A, Class A(1)(2)		7,630,000	7,633,833
Ares LVIII CLO Ltd.
1.46% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/15/2033, Series 2020-58A, Class A(1)(2)		3,170,000	3,168,361
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
0.28% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036, Series 2006-HE3, Class A4(1)		151,510	151,384
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%), 04/16/2030(1)(2)	EUR	900,000	1,054,989
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(2)		$9,740,000	9,938,132
2.33%, 08/20/2026, Series 2020-1A, Class A(2)		2,585,000	2,683,754
2.97%, 03/20/2024, Series 2017-2A, Class A(2)		19,773,000	20,583,679
3.35%, 09/22/2025, Series 2019-2A, Class A(2)		1,245,000	1,336,264
Ayresome CDO I Ltd.
0.45% (3 Month LIBOR USD + 0.27%), 12/08/2045, Series 2005-1A, Class A1A(1)(2)		174,500	172,406
Bain Capital Credit CLO 2017-2 Ltd.
1.47% (3 Month LIBOR USD + 1.25%), 07/25/2030, Series 2017-2A, Class AR(1)(2)		2,498,890	2,499,060
Bain Capital Euro 2018-2 DAC
(3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)(4)	EUR	24,900,000	29,200,230
Ballyrock CLO 15 Ltd.
0.00% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)(4)		$10,050,000	10,050,000
Barings CLO Ltd. 2013-I
1.02% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		4,671,279	4,670,723
Barings CLO Ltd. 2016-II
1.30% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028, Series 2016-2A, Class AR(1)(2)		3,526,340	3,526,901
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057, Series 2017-RT1, Class A1(2)(5)		96,847	98,351
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(2)(5)		701,465	706,815
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055, Series 2017-SPL4, Class B2(2)(5)		655,000	694,600
Bayview Opportunity Master Fund IVb Trust 2019-RN4
3.28%, 10/28/2034, Series 2019-RN4, Class A1(2)(3)		235,814	236,437
Bayview Opportunity Master Fund V Trust 2020-RN3
3.23%, 09/25/2035, Series 2020-RN3, Class A1(2)(3)		1,771,876	1,792,490
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(5)		3,594,315	767,233
Bear Stearns Asset Backed Securities I Trust 2005-EC1
0.89% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(1)		12,157,000	12,114,217
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.27% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(1)		9,314,182	9,197,103
Benefit Street Partners CLO IV Ltd.
0.00% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)(4)		9,595,000	9,590,193
Benefit Street Partners CLO X Ltd.
1.45% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795,000	12,791,788
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(2)(3)		1,101,979	1,109,234
BlueMountain CLO 2012-2 Ltd.
1.23% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 11/20/2028, Series 2012-2A, Class AR2(1)(2)		6,687,776	6,695,166
BlueMountain CLO 2013-1 Ltd.
1.45% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029, Series 2013-1A, Class A1R2(1)(2)		3,191,588	3,191,071
BlueMountain CLO 2015-2 Ltd.
1.15% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027, Series 2015-2A, Class A1R(1)(2)		2,020,703	2,019,531
1.72% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027, Series 2015-2A, Class BR(1)(2)		490,397	493,520
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024, Series 2018-A, Class A4		3,808,813	3,844,986
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(2)		2,084,332	2,182,002
Brex Commercial Charge Card Master Trust
2.09%, 07/17/2024, Series 2021-1, Class A(2)		2,605,000	2,604,807
BSPRT 2018-FL4 Issuer Ltd.
1.16% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 09/15/2035, Series 2018-FL4, Class A(1)(2)		13,374,278	13,374,278
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(2)		3,640,000	3,629,656
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023, Series 2017-1, Class C		1,300,000	1,308,998
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D		2,050,000	2,128,667
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025, Series 2017-A3, Class A3		8,440,000	8,616,426
2.84%, 12/15/2024, Series 2019-A1, Class A1		1,290,000	1,319,866
Capitalsource Real Estate Loan Trust
0.61% (3 Month LIBOR USD + 0.39%), 01/20/2037, Series 2006-1A, Class B(1)(2)		146,479	145,850
0.87% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		3,400,000	3,321,749
0.97% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200,000	1,161,814
1.07% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700,000	678,096
Carlyle Euro CLO 2019-2 DAC
1.11% (3 Month EURIBOR + 1.11%), 08/15/2032, Series 2019-2A, Class A1A(1)(2)	EUR	2,000,000	2,350,792

Carlyle Global Market Strategies CLO 2015-3 Ltd.
1.22% (3 Month LIBOR USD + 1.00%), 07/28/2028, Series 2015-3A, Class A1R(1)(2)	$5,802,821	5,799,427
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D	2,055,000	2,151,612
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120,000	1,166,892
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622,000	2,713,650
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510,000	1,564,272
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875,000	1,891,499
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825,000	815,275
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042, Series 2017-1, Class A	746,611	747,155
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(2)	5,187,808	5,198,504
CBAM 2017-3 Ltd.
1.45% (3 Month LIBOR USD + 1.23%), 10/17/2029, Series 2017-3A, Class A(1)(2)	8,900,000	8,916,207
CBAM 2019-9 Ltd.
1.52% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	12,395,000	12,404,371
Centex Home Equity Loan Trust 2005-B
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(1)	5,182,714	5,162,501
Chase Auto Credit Linked Notes Series 2021-1
1.17%, 09/25/2028, Series 2021-1, Class D(2)	2,185,000	2,184,674
CHEC Loan Trust 2004-2
1.07% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(1)	1,094,779	1,091,273
CIFC Funding 2015-IV Ltd.
1.18% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600,000	19,603,410
CIFC Funding 2015-V Ltd.
1.08% (3 Month LIBOR USD + 0.86%), 10/25/2027, Series 2015-5A, Class A1R(1)(2)	2,782,737	2,774,408
CIFC Funding 2020-III Ltd.
1.56% (3 Month LIBOR USD + 1.35%, 1.35% Floor), 10/20/2031, Series 2020-3A, Class A1(1)(2)	5,945,000	5,955,053
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023, Series 2016-A2, Class A2	3,010,000	3,048,062
Citigroup Mortgage Loan Trust 2007-AHL1
0.25% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036, Series 2007-AHL1, Class A2B(1)	1,658,774	1,647,780
Citigroup Mortgage Loan Trust, Inc.
0.74% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(1)	2,261,296	2,213,416
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(1)	7,900,000	7,772,760
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(1)	14,327,000	13,626,064
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(2)	4,366,771	4,368,171
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(2)	4,530,000	4,425,208
CNH Equipment Trust 2017-C
2.54%, 05/15/2025, Series 2017-C, Class B	60,000	60,907
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(2)	480,000	477,491
College Avenue Student Loans 2018-A LLC
1.31% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,788,814	1,800,034
4.13%, 12/26/2047, Series 2018-A, Class A2(2)	2,439,291	2,567,951
College Avenue Student Loans LLC
1.76% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	3,505,763	3,571,629
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(2)	3,406,371	3,405,174
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	733,953	221,513
8.06%, 09/01/2029, Series 2000-1, Class A5(5)	13,034,752	4,195,283
8.31%, 05/01/2032, Series 2000-4, Class A6(5)	8,504,715	2,676,298
Conseco Financial Corp.
7.70%, 05/15/2027(5)	5,105,347	5,000,273
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(2)	1,042,820	1,090,671
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(2)	20,204,379	21,593,687
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(2)	2,383,893	2,483,422
3.16%, 10/15/2052, Series 2019-3, Class B(2)	1,470,000	1,521,597
Countrywide Asset-Backed Certificates
0.29% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(1)	35,347,192	33,667,977
0.33% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(1)	25,730,000	23,899,347
0.33% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(1)	10,884,730	10,320,140
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(1)	990,000	954,638
0.36% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 01/25/2046, Series 2006-8, Class 2A4(1)	22,393,946	21,532,767
0.40% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(1)	8,448,500	8,205,222
0.45% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 03/25/2037, Series 2006-BC5, Class 2A3(1)	1,540,212	1,537,234
0.59% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(1)	2,459,494	2,367,410
0.69% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(1)	1,000,000	876,384

0.74% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(1)		23,500,000	22,693,659
0.84% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(1)		3,397,029	3,392,038
1.53% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(1)		5,966,448	6,013,768
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(2)		923,074	934,683
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023, Series 2017-D, Class D(2)		611,755	619,972
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(2)		1,715,000	1,765,971
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(2)		1,070,000	1,089,296
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027, Series 2018-1A, Class C(2)		2,255,000	2,273,753
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027, Series 2018-2A, Class C(2)		3,045,000	3,111,189
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027, Series 2018-3A, Class C(2)		3,110,000	3,214,138
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028, Series 2019-1A, Class C(2)		9,810,000	10,217,223
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(2)		1,935,000	2,003,048
Crown City CLO II 1.63% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 01/20/2032, Series 2020-2A, Class A1A(1)(2)		1,000,000	999,729
CVS Pass-Through Trust
6.94%, 01/10/2030		929,965	1,120,819
CWABS Asset-Backed Certificates Trust 2005-7 1.16% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(1)		452,159	452,302
CWABS Asset-Backed Certificates Trust 2007-12 0.85% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(1)		4,906,670	4,811,006
CWABS Revolving Home Equity Loan Trust Series 2004-T 0.35% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(1)		5,567,931	5,500,088
DB Master Finance LLC 4.03%, 11/20/2047, Series 2017-1A, Class A2II(2)		1,566,550	1,662,752
4.35%, 05/20/2049, Series 2019-1A, Class A23(2)		3,270,200	3,531,620
Dell Equipment Finance Trust 2020-2 1.37%, 01/22/2024, Series 2020-2, Class C(2)		500,000	505,404
1.92%, 03/23/2026, Series 2020-2, Class D(2)		500,000	509,775
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.72%, 01/02/2023		719,239	735,391
Denali Capital CLO X LLC 1.27% (3 Month LIBOR USD + 1.05%), 10/26/2027, Series 2013-1A, Class A1LR(1)(2)		4,750,180	4,752,564
Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049, Series 2019-1A, Class A2(2)		2,072,070	2,177,932
4.12%, 07/25/2047, Series 2017-1A, Class A23(2)		4,219,500	4,542,629
4.33%, 07/25/2048, Series 2018-1A, Class A2II(2)		2,433,975	2,622,194
Drive Auto Receivables Trust 4.30%, 09/16/2024, Series 2018-3, Class D		3,195,000	3,279,673
Drive Auto Receivables Trust 2018-5 4.30%, 04/15/2026, Series 2018-5, Class D		2,685,000	2,824,123
Drive Auto Receivables Trust 2019-1 4.09%, 06/15/2026, Series 2019-1, Class D		3,590,000	3,743,590
Drive Auto Receivables Trust 2020-2
2.28%, 08/17/2026, Series 2020-2, Class C		4,295,000	4,416,623
Driven Brands Funding LLC
3.24%, 01/20/2051, Series 2020-2A, Class A2(2)		6,395,000	6,567,729
4.64%, 04/20/2049, Series 2019-1A, Class A2(2)		2,263,800	2,385,026
Dryden 30 Senior Loan Fund
1.01% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)		1,191,106	1,191,789
Dryden 36 Senior Loan Fund
1.26% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)		10,100,000	10,104,697
Dryden 46 Euro CLO 2016 BV
0.88% (3 Month EURIBOR + 0.88%), 01/15/2030, Series 2016-46A(1)(2)	EUR	3,700,000	4,337,905
Dryden 86 CLO Ltd.
1.87% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 07/17/2030, Series 2020-86A, Class A(1)(2)		$12,585,000	12,606,294
Dryden XXVI Senior Loan Fund
1.14% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)		4,500,000	4,494,717
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(2)		1,435,000	1,461,305
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(2)		1,635,000	1,691,718
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(2)		1,650,000	1,670,057
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(2)		2,650,000	2,638,976
Earnest Student Loan Program 2017-A LLC
2.65%, 01/25/2041, Series 2017-A, Class A2(2)		1,499,557	1,510,218
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(2)		371,956	361,917
ECMC Group Student Loan Trust
1.11% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)		963,152	976,590

ECMC Group Student Loan Trust 2017-2
1.16% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)		7,712,447	7,782,431
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(2)		3,118,765	3,188,130
Ellington Loan Acquisition Trust 2007-1
1.21% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)		878,318	879,189
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(2)		3,090,000	3,334,198
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D		1,175,000	1,192,223
Exeter Automobile Receivables Trust 2021-1
1.08%, 11/16/2026, Series 2021-1A, Class D		2,515,000	2,492,820
Fieldstone Mortgage Investment Trust Series 2005-1
1.23% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 12.25% Cap), 03/25/2035, Series 2005-1, Class M5(1)		2,072,739	2,064,975
Fieldstone Mortgage Investment Trust Series 2006-3
0.40% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(1)		6,368,459	5,956,043
First Franklin Mortgage Loan Trust 2002-FF4
1.24% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(1)		5,035,616	5,037,739
First Franklin Mortgage Loan Trust 2003-FFH2
1.77% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(1)		6,760,439	6,738,741
First Franklin Mortgage Loan Trust 2004-FF7
2.28% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(1)		854,074	896,235
First Franklin Mortgage Loan Trust 2006-FF16
0.32% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(1)		6,094,676	3,604,015
First Franklin Mortgage Loan Trust 2006-FF17
0.26% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(1)		4,338,707	4,060,170
First Franklin Mortgage Loan Trust 2006-FF2
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(1)		12,025,073	11,526,426
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(2)		605,000	622,661
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(2)		1,254,000	1,292,685
FirstKey Homes 2020-SFR1 Trust
2.24%, 09/17/2025, Series 2020-SFR1, Class D(2)		1,590,000	1,594,669
2.79%, 08/17/2037, Series 2020-SFR1, Class E(2)		805,000	818,793
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023, Series 2017-1, Class D(2)		251,159	255,109
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(2)		1,285,000	1,336,063
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(2)		1,580,000	1,670,313
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(2)		2,235,000	2,326,136
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(2)		8,135,000	8,263,933
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(2)		1,480,000	1,456,765
Flatiron CLO 2015-1 Ltd.
1.13% (3 Month LIBOR USD + 0.89%), 04/15/2027, Series 2015-1A, Class AR(1)(2)		2,173,207	2,173,720
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(2)	CAD	4,925,000	4,048,791
2.55%, 09/15/2024, Series 2019-AA, Class A3(2)		5,725,000	4,695,484
2.76%, 04/15/2028, Series 2020-AA, Class C(2)		290,000	230,214
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023, Series 2018-A, Class A4		$8,225,000	8,401,858
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		10,520,000	10,557,646
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560,000	9,572,526
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		17,415,000	17,385,628
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235,000	4,221,015
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(2)		4,230,000	4,192,221
Fremont Home Loan Trust 2004-4
0.90% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(1)		27,566,741	27,191,558
Fremont Home Loan Trust 2004-C
1.08% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(1)		8,781,137	8,737,194
Fremont Home Loan Trust 2005-1
1.26% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(1)		3,072,000	2,864,706
Fremont Home Loan Trust 2005-2
0.86% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(1)		4,125,732	4,104,762
Fremont Home Loan Trust 2005-C
1.04% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(1)		6,748,528	6,209,553
Gallatin CLO IX 2018-1 Ltd.
1.27% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		10,612,282	10,616,474
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023, Series 2019-3A, Class A(2)		3,887,220	3,910,645

GLS Auto Receivables Issuer Trust 2020-1
2.17%, 02/15/2024, Series 2020-1A, Class A(2)		5,568,914	5,615,291
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675,000	2,693,981
GM Financial Consumer Automobile Receivables Trust 2017-3
2.33%, 03/16/2023, Series 2017-3A, Class B(2)		155,000	156,029
GM Financial Consumer Automobile Receivables Trust 2018-2
3.31%, 12/18/2023, Series 2018-2, Class C		1,615,000	1,657,926
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		5,540,000	5,604,477
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		6,540,000	6,533,658
GM Financial Leasing Trust
1.01%, 07/21/2025, Series 2021-1, Class D		3,055,000	3,052,564
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(2)		3,040,000	3,066,347
1.48%, 08/15/2025, Series 2020-1, Class C(2)		735,000	746,759
3.06%, 04/15/2024, Series 2019-1, Class C(2)		3,180,000	3,249,784
3.30%, 04/15/2026, Series 2019-2, Class C(2)		6,875,000	7,295,056
GoldenTree Loan Opportunities IX Ltd.
1.32% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		11,000,000	11,014,058
GoldentTree Loan Management US CLO 1 Ltd.
1.17% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 04/20/2029, Series 2017-1A, Class AR(1)(2)		9,600,000	9,600,000
Golub Capital Partners CLO 39B Ltd.
1.37% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028, Series 2018-39A, Class A1(1)(2)		5,209,692	5,211,891
Golub Capital Partners CLO Ltd.
0.00% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)(4)		25,300,000	25,293,675
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.99%, 06/17/2024, Series 2018-1, Class B(2)		1,685,000	1,711,168
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.29% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,900,000	1,900,000
GSAMP Trust 2005-AHL
1.08% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(1)		5,321,244	5,284,314
GSAMP Trust 2007-FM2
0.17% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(1)		1,876,717	1,358,943
Hardee’s Funding LLC
4.96%, 06/20/2048, Series 2018-1A, Class A2II(2)		4,202,250	4,416,985
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(2)		909,473	843,525
Harvest CLO XXI DAC
(3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)(4)	EUR	34,400,000	40,342,897
1.04%, 07/15/2031, Series 21A, Class A2R(2)		4,100,000	4,794,848
Harvest SBA Loan Trust 2018-1
2.37% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)		$6,419,400	6,216,862
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(2)		120,621	123,723
2.96%, 12/26/2028, Series 2017-AA, Class B(2)		54,828	55,841
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(2)		1,348,203	1,333,604
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(2)		1,259,908	1,224,334
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022, Series 2018-1, Class A3		383,597	384,551
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3		1,775,000	1,804,535
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3		9,675,000	9,832,357
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3		7,490,000	7,493,407
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3		10,365,000	10,350,306
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(2)		2,026,085	2,050,141
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(2)		1,333,647	1,332,251
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(2)		1,030,000	1,052,980
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(2)		970,000	988,648
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(2)		1,900,000	1,945,407
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(2)		1,775,000	1,766,291
Huntington CDO Ltd.
0.75% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)		14,850,979	14,397,995
Hyundai Auto Receivables Trust 2020-C
1.08%, 12/15/2027, Series 2020-C, Class C		4,960,000	4,943,380
Invitation Homes 2018-SFR3 Trust
2.11% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037, Series 2018-SFR3, Class E(1)(2)		1,576,434	1,576,433
Invitation Homes 2018-SFR4 Trust
1.76% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038, Series 2018-SFR4, Class D(1)(2)		615,000	618,534

IXIS Real Estate Capital Trust 2005-HE2
1.08% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(1)	7,289,654	7,138,361
Jack In The Box Funding LLC
3.98%, 08/25/2049, Series 2019-1A, Class A2I(2)	4,992,275	5,120,127
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(1)	7,044,106	6,455,824
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
0.65% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(1)	8,467,499	7,771,211
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.54% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(1)	11,322,000	9,769,615
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.23% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(1)	22,413,672	14,400,486
0.26% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(1)	20,413,181	13,173,971
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.37% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(1)	25,795,804	25,579,475
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(2)	3,044,249	3,048,883
KKR CLO 13 Ltd.
1.02% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028, Series 13, Class A1R(1)(2)	2,267,498	2,260,768
KKR CLO 29 Ltd.
0.00% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)(4)	8,540,000	8,535,662
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(2)	4,680,000	4,654,596
Legacy Mortgage Asset Trust 2019-GS2
3.75%, 01/25/2059, Series 2019-GS2, Class A1(2)(3)	242,805	242,973
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059, Series 2019-GS3, Class A1(2)(3)	2,380,023	2,400,947
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(2)(3)	4,875,036	4,894,097
Lehman XS Trust 2007-6
0.53% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(1)	10,105,513	8,770,651
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026, Series 2018-1A, Class A(2)	1,655,000	1,661,957
LoanCore 2019-CRE2 Issuer Ltd.
1.24% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)	3,600,000	3,598,877
Long Beach Mortgage Loan Trust 2004-6
1.31% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(1)	23,095,399	22,204,138
Long Beach Mortgage Loan Trust 2005-WL2
0.89% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(1)	10,000,000	9,869,483
Long Beach Mortgage Loan Trust 2006-WL1
0.74% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(1)	15,000,000	14,493,354
LP Credit Card ABS Master Trust
1.66% (1 Month LIBOR USD + 1.55%), 08/20/2024, Series 2018-1, Class A(1)(2)	3,945,341	4,099,832
Madison Park Funding XVIII Ltd.
1.41% (3 Month LIBOR USD + 1.19%), 10/21/2030, Series 2015-18A, Class A1R(1)(2)	4,815,000	4,823,662
Madison Park Funding XXXIII Ltd.
1.57% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032, Series 2019-33A, Class A(1)(2)	4,180,000	4,202,706
Madison Park Funding XXXVII Ltd.
1.54% (3 Month LIBOR USD + 1.30%), 07/15/2032, Series 2019-37A, Class A1(1)(2)	1,185,000	1,185,555
Magnetite XXIII Ltd.
1.52% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/25/2032, Series 2019-23A, Class A(1)(2)	1,255,000	1,258,762
Magnetite XXV Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000,000	18,014,512
1.80% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/25/2032, Series 2020-25A, Class B(1)(2)	3,170,000	3,168,329
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(2)	6,007,022	6,063,809
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(2)	1,573,032	1,592,581
Marlette Funding Trust 2019-4
2.39%, 12/17/2029, Series 2019-4A, Class A(2)	1,137,196	1,145,795
MASTR Asset Backed Securities Trust 2004-WMC1
0.89% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(1)	1,346,811	1,342,983
MASTR Specialized Loan Trust
0.63% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	722,818	700,392
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(2)	4,880,000	4,880,738
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(2)(3)	1,558,549	1,494,770
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
0.35% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(1)	2,586,582	1,951,069
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(1)	19,430,394	18,857,588
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
0.25% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(1)	15,996,890	15,409,014
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(2)	3,212,691	2,605,437
MF1 2020-FL4 Ltd.
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500,000	29,696,470
Midocean Credit Clo VIII
0.00% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)(4)	27,400,000	27,400,000

Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057, Series 2016-1, Class A1(2)(5)	94,878	95,651
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(2)(5)	264,915	268,902
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(2)(5)	3,524,934	3,635,108
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(2)(5)	494,254	527,758
Mill City Mortgage Loan Trust 2018-3
3.48%, 08/25/2058, Series 2018-3, Class A1(2)(5)	1,963,782	2,070,231
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025, Series 2018-A, Class A4(2)	1,180,000	1,219,343
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.04% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(1)	1,568,504	1,539,676
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.24% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(1)	612,005	577,836
Morgan Stanley Capital I, Inc. Trust 2006-HE1
0.69% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(1)	8,986,101	8,836,851
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036, Series 2006-15XS, Class A4A(3)	13,399,452	4,784,509
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.64% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(1)	21,964,302	9,882,945
0.65% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(1)	2,120,966	955,151
Mountain View CLO 2014-1 Ltd.
1.04% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026, Series 2014-1A, Class ARR(1)(2)	2,248,291	2,247,461
Mountain View CLO 2017-1 LLC
1.31% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,900,000	13,897,595
Mountain View CLO X Ltd.
1.04% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	964,521	964,915
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(2)	596,668	630,532
MVW Owner Trust 2015-1
2.52%, 12/20/2032, Series 2015-1A, Class A(2)	238,890	239,958
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(2)	65,010	66,332
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(2)	359,021	366,040
Nassau 2017-I Ltd.
1.39% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	15,200,000	15,231,950
National Collegiate Student Loan Trust 2004-2
0.59% (1 Month LIBOR USD + 0.48%), 12/26/2033, Series 2004-2, Class A51(1)	3,871,205	3,863,151
National Collegiate Student Loan Trust 2005-3
0.51% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	8,497,661	8,358,170
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(2)	400,493	406,867
3.91%, 12/16/2058, Series 2017-A, Class B(2)	440,000	449,337
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(2)	1,605,058	1,679,544
Navient Private Education Loan Trust 2020-I
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	21,733,762	21,811,721
1.33%, 04/15/2069, Series 2020-IA, Class A1A(2)	12,606,515	12,479,880
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(2)	2,141,221	2,174,322
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(2)	800,070	816,544
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(2)	6,213,287	6,398,536
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(2)	6,969,360	7,155,679
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(2)	5,635,000	5,729,575
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(2)	4,795,000	4,925,037
2.83%, 11/15/2068, Series 2020-CA, Class B(2)	4,665,000	4,639,343
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(2)	11,130,548	11,242,407
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(2)	7,681,232	7,710,696
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(2)	5,689,470	5,725,254
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(2)	6,355,730	6,335,380
2.24%, 05/15/2069, Series 2021-A, Class B(2)	360,000	349,778
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069, Series 2021-BA, Class A(2)	7,740,000	7,732,981
Navient Student Loan Trust 2014-3
0.73% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(1)	266,679	263,454
Navient Student Loan Trust 2016-2
1.61% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	6,200,000	6,431,661

Navient Student Loan Trust 2018-2
0.86% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)		15,000,000	15,125,684
Nelnet Student Loan Trust 2014-2
0.96% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)		4,250,000	4,265,964
Nelnet Student Loan Trust 2020-1
0.85% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 03/26/2068, Series 2020-1A, Class A(1)(2)		2,376,759	2,370,344
Neuberger Berman CLO XVI-S Ltd.
0.00% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)(4)		18,770,000	18,765,308
Neuberger Berman Loan Advisers CLO 32 Ltd.
1.18% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)		15,740,000	15,736,049
Neuberger Berman Loan Advisers CLO 38 Ltd.
1.52% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/20/2032, Series 2020-38A, Class A(1)(2)		6,440,000	6,445,532
New Century Home Equity Loan Trust 2005-1
0.78% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(1)		9,827,201	9,771,560
New Century Home Equity Loan Trust 2005-3
0.87% (1 Month LIBOR USD + 0.51%, 0.77% Floor, 12.50% Cap), 07/25/2035, Series 2005-3, Class M3(1)		888,207	888,139
New Residential Mortgage Loan Trust 2020-NPL2
3.23%, 08/25/2060, Series 2020-NPL2, Class A1(2)(3)		772,261	778,452
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022, Series 2017-C, Class A3		242,605	242,767
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022, Series 2018-A, Class A3		259,304	259,687
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023, Series 2018-B, Class A3		2,570,667	2,600,462
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3		5,940,000	6,047,835
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3		7,765,000	7,882,377
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3		5,470,000	5,490,201
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.72% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(1)		2,533,304	2,524,152
OAK Hill European Credit Partners V Designated Activity Co
0.72% (3 Month EURIBOR + 0.72%), 02/21/2030(1)(2)	EUR	34,900,000	40,885,402
Ocean Trails CLO VI
1.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2028, Series 2016-6A, Class AR(1)(2)		$358,006	357,916
OCP CLO 2014-7 Ltd.
1.34% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)		14,635,000	14,655,987
OCP CLO 2020-19 Ltd.
1.97% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 07/20/2031, Series 2020-19A, Class A1(1)(2)		3,735,000	3,743,445
Octagon Investment Partners 29 Ltd.
1.40% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)		7,880,000	7,934,222
Octagon Investment Partners XXIII Ltd.
1.09% (3 Month LIBOR USD + 0.85%), 07/15/2027, Series 2015-1A, Class A1R(1)(2)		2,274,631	2,271,893
1.44% (3 Month LIBOR USD + 1.20%), 07/15/2027, Series 2015-1A, Class BR(1)(2)		1,685,000	1,687,207
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028, Series 2015-3A, Class B(2)		710,000	710,987
OneMain Financial Issuance Trust 2016-3
3.83%, 06/18/2031, Series 2016-3A, Class A(2)		1,172,000	1,184,128
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032, Series 2017-1A, Class C(2)		1,645,000	1,651,361
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(2)		1,220,000	1,254,838
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(2)		3,360,000	3,460,701
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(2)		3,465,000	3,472,335
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(2)		2,425,000	2,608,237
Option One Mortgage Loan Trust 2005-2
0.77% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(1)		400,823	400,343
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
0.77% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 11/25/2035, Series 2005-4, Class M1(1)		684,673	684,520
Option One Mortgage Loan Trust 2006-1
0.55% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 01/25/2036, Series 2006-1, Class 1A1(1)		3,597,003	3,582,631
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(1)		14,455,714	14,347,257
Option One Mortgage Loan Trust 2006-3
0.25% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(1)		19,834,074	15,122,234
Option One Mortgage Loan Trust 2007-4
0.29% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(1)		17,561,418	12,187,231
Orec 2018-CRE1 Ltd.
1.29% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 06/15/2036, Series 2018-CRE1, Class A(1)(2)		10,595,000	10,605,383
OSAT 2020-RPL1 Trust
3.07%, 12/26/2059, Series 2020-RPL1, Class A1(2)(3)		2,709,929	2,735,383
OSCAR US Funding Trust V
2.99%, 12/15/2023, Series 2016-2A, Class A4(2)		90,072	90,322
Oscar US Funding XI LLC
2.49%, 08/10/2022, Series 2019-2A, Class A2(2)		128,528	128,905
OZLM VII Ltd.
1.23% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)		7,030,173	7,022,679

OZLM VIII Ltd.
1.39% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029, Series 2014-8A, Class A1RR(1)(2)		2,892,237	2,896,098
2.02% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029, Series 2014-8A, Class A2RR(1)(2)		2,955,000	2,968,717
OZLM XXIII Ltd.
1.71% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/15/2032, Series 2019-23A, Class A(1)(2)		29,112,000	29,116,367
Ozlme BV
0.82% (3 Month EURIBOR + 0.82%), 01/18/2030(1)(2)	EUR	1,200,000	1,407,469
Palmer Square CLO 2020-2 Ltd.
1.94% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2031, Series 2020-2A, Class A1A(1)(2)		$2,380,000	2,384,198
Palmer Square CLO 2020-3 Ltd.
1.60% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 11/15/2031, Series 2020-3A, Class A1A(1)(2)		23,860,000	23,947,709
Palmer Square Loan Funding 2019-4 Ltd.
1.12% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)		1,259,934	1,257,546
Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-WHQ4
0.89% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(1)		8,000,000	7,659,194
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(2)		785,063	752,592
4.26%, 09/05/2048, Series 2018-1A, Class A2I(2)		5,552,625	5,556,734
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(2)		2,765,000	2,810,540
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035, Series 2018-SFR2, Class E(2)		2,890,000	2,913,019
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035, Series 2018-SFR3, Class D(2)		2,430,000	2,457,170
4.87%, 10/17/2035, Series 2018-SFR3, Class E(2)		1,340,000	1,359,193
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035, Series 2019-SFR1, Class D(2)		1,190,000	1,212,443
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036, Series 2019-SFR2, Class D(2)		2,165,000	2,204,189
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(2)		1,915,000	1,940,614
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(2)		345,000	340,588
2.30%, 10/17/2027, Series 2020-SFR3, Class E(2)		545,000	540,437
Progress Residential Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(2)		4,365,000	4,365,502
PRPM 2020-1 LLC
2.98%, 02/25/2025, Series 2020-1A, Class A1(2)(3)		4,457,527	4,467,589
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(2)(3)		3,249,530	3,258,811
RASC Series 2005-KS10 Trust
0.77% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(1)		7,054,078	7,028,431
RASC Series 2006-KS9 Trust
0.27% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(1)		2,103,100	2,188,571
RASC Series 2007-KS3 Trust
0.45% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(1)		31,155,046	29,909,274
Reese Park CLO LTD
1.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/15/2032, Series 2020-1A, Class A1(1)(2)		6,435,000	6,445,347
Rockford Tower CLO 2019-2 Ltd.
1.51% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 08/20/2032, Series 2019-2A, Class A(1)(2)		13,850,000	13,872,811
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D		3,390,000	3,518,173
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D		3,070,000	3,165,694
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D		11,435,000	11,856,279
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D		4,095,000	4,223,260
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C		840,000	893,212
5.35%, 03/15/2028, Series 2020-1, Class D		7,195,000	7,934,313
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D		3,345,000	3,364,928
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D		3,280,000	3,259,002
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(2)		6,610,000	6,846,081
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(2)		10,280,000	10,615,395
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(2)		8,685,000	8,665,434
Saxon Asset Securities Trust 2006-1
0.57% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(1)		1,672,755	1,661,261
Saxon Asset Securities Trust 2007-2
0.31% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(1)		23,855,052	22,098,456
Saxon Asset Securities Trust 2007-3
0.42% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(1)		23,951,300	23,288,901
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(2)		340,000	335,277
Securitized Asset Backed Receivables LLC Trust 2004-OP1
0.87% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(1)		13,858,939	13,791,394

Securitized Asset Backed Receivables LLC Trust 2005-HE1
0.75% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(1)	3,468,083	3,198,845
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.39% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(1)	5,022,509	3,907,994
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(2)	8,805,000	8,992,282
Shackleton 2016-IX CLO Ltd.
1.35% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028, Series 2016-9A, Class AR(1)(2)	1,497,605	1,499,022
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(2)	1,242,804	1,288,354
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(2)	5,320,000	5,307,123
1.79%, 11/20/2037, Series 2021-1A, Class C(2)	1,475,000	1,477,350
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034, Series 2017-1A, Class A(2)	69,250	70,301
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(2)	16,705,486	16,374,674
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(5)	2,054,000	1,995,864
SLM Student Loan Trust 2003-7
1.38% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	8,349,984	8,355,046
SLM Student Loan Trust 2005-4
0.39% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(1)	11,000,000	10,704,140
SLM Student Loan Trust 2006-10
0.44% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(1)	1,882,206	1,735,468
SLM Student Loan Trust 2007-2
0.39% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(1)	6,950,000	6,477,243
SLM Student Loan Trust 2007-3
0.28% (3 Month LIBOR USD + 0.06%), 01/25/2022, Series 2007-3, Class A4(1)	3,121,148	3,012,610
SLM Student Loan Trust 2007-7
0.55% (3 Month LIBOR USD + 0.33%), 01/25/2022, Series 2007-7, Class A4(1)	2,300,856	2,241,078
SLM Student Loan Trust 2008-2
0.97% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(1)	7,624,056	7,494,221
SLM Student Loan Trust 2008-5
1.92% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(1)	3,478,574	3,504,368
2.07% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(1)	7,350,000	7,210,138
SLM Student Loan Trust 2008-6
1.32% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(1)	11,705,843	11,705,852
SLM Student Loan Trust 2008-7
1.12% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(1)	9,101,435	9,019,249
SLM Student Loan Trust 2012-1
1.06% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(1)	11,362,737	11,218,092
SLM Student Loan Trust 2012-2
0.81% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(1)	13,256,242	12,846,637
SLM Student Loan Trust 2012-7
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(1)	4,444,295	4,357,001
1.91% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(1)	2,220,000	2,192,270
SLM Student Loan Trust 2014-1
0.71% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(1)	2,733,770	2,648,443
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026, Series 2014-A, Class A2A(2)	60,927	61,233
SMB Private Education Loan Trust 2015-B
1.86% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,685,000	1,709,278
2.98%, 07/15/2027, Series 2015-B, Class A2A(2)	74,147	75,282
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(2)	1,295,000	1,346,630
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(2)	226,008	232,608
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(2)	1,283,537	1,314,054
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(2)	398,689	409,172
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(2)	1,132,548	1,180,196
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(2)	2,242,668	2,325,693
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(2)	11,359,924	11,963,095
SMB Private Education Loan Trust 2018-B
0.83% (1 Month LIBOR USD + 0.72%), 01/15/2037, Series 2018-B, Class A2B(1)(2)	1,582,780	1,580,890
3.60%, 01/15/2037, Series 2018-B, Class A2A(2)	4,799,019	5,092,400
4.00%, 07/15/2042, Series 2018-B, Class B(2)	285,000	293,592
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(2)	11,314,332	11,944,521
4.00%, 11/17/2042, Series 2018-C, Class B(2)	770,000	792,991
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(2)	7,651,361	8,119,097
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(2)	7,497,189	7,802,566

SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(2)	12,400,000	12,736,793
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(2)	8,385,000	8,418,349
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(2)	16,130,907	15,912,413
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026, Series 2017-4, Class A(2)	92,785	92,924
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026, Series 2017-6, Class B(2)	1,765,000	1,789,408
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027, Series 2018-2, Class B(2)	1,870,120	1,893,839
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027, Series 2018-3, Class B(2)	1,375,000	1,400,302
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027, Series 2018-4, Class C(2)	2,745,000	2,812,869
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028, Series 2019-1, Class C(2)	5,690,000	5,845,794
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028, Series 2019-2, Class A(2)	1,634,833	1,646,670
3.46%, 04/25/2028, Series 2019-2, Class C(2)	3,145,000	3,228,396
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(2)	5,965,000	6,139,476
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(2)	3,451,667	3,484,923
SoFi Professional Loan Program 2015-C LLC
2.51%, 08/25/2033, Series 2015-C, Class A2(2)	213,573	214,051
3.58%, 08/25/2036, Series 2015-C, Class B(2)	159,846	160,303
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037, Series 2015-D, Class B(2)	412,227	417,062
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(2)	195,000	200,728
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(2)(5)	310,000	316,077
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(2)(5)	490,000	501,673
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(2)(5)	1,600,000	1,660,924
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(2)(5)	165,000	173,252
SoFi Professional Loan Program 2017-C LLC
0.71% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	1,444,098	1,442,115
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(2)	2,185,383	2,234,639
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(2)	695,000	724,514
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(2)	1,405,000	1,446,668
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(2)	1,875,000	1,987,473
Sound Point Clo XIV Ltd.
1.16% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	3,400,000	3,400,785
Sound Point Clo XV Ltd.
0.00% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)(4)	2,750,000	2,750,000
1.37% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/23/2029, Series 2017-1A, Class AR(1)(2)	2,750,000	2,749,313
Southwick Park CLO LLC
1.52% (3 Month LIBOR USD + 1.30%), 07/20/2032, Series 2019-4A, Class A1(1)(2)	11,400,000	11,424,008
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
4.06%, 02/25/2037, Series 2006-BC2, Class A2C(3)	12,481,541	6,639,129
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(2)	3,494,818	3,504,359
3.86%, 07/15/2030, Series 2017-AA, Class C(2)	1,270,000	1,283,630
Sprite 2017-1 Ltd.
4.25%, 12/15/2037, Series 2017-1, Class A(2)	908,577	918,071
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(2)	7,289,896	7,768,343
Structured Adjustable Rate Mortgage Loan Trust
2.79%, 02/25/2035, Series 2005-1, Class 1A1(5)	5,349,943	5,384,916
Structured Asset Investment Loan Trust 2004-8
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(1)	797,969	771,481
Structured Asset Mortgage Investments II Trust 2007-AR3
0.30% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(1)	23,713,574	22,623,866
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(1)	457,167	461,641
STWD 2019-FL1 Ltd.
1.19% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	22,600,000	22,585,875
Symphony CLO XVII Ltd.
1.12% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	3,560,606	3,556,087
Symphony CLO XX Ltd.
1.87% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220,000	11,214,356

Symphony CLO XXIII Ltd.
1.49% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2034, Series 2020-23A, Class A(1)(2)		14,200,000	14,253,618
Symphony CLO XXVI Ltd.
1.19% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)		4,650,000	4,648,828
Taco Bell Funding LLC
4.32%, 11/25/2048, Series 2018-1A, Class A2I(2)		5,107,438	5,132,566
TCI-Flatiron CLO 2016-1 Ltd.
1.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2032, Series 2016-1A, Class AR2(1)(2)		10,000,000	10,003,800
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(2)		4,127,137	4,005,764
TIF Funding II LLC
1.65%, 02/20/2046, Series 2021-1A, Class A(2)		4,328,360	4,169,213
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%), 12/07/2029(1)(2)	EUR	2,152,124	2,512,946
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060, Series 2015-2, Class 1A13(2)(5)		$397,879	398,429
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054, Series 2015-3, Class A1B(2)(5)		4,064	4,063
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055, Series 2015-4, Class A1B(2)(5)		17,440	17,440
3.75%, 04/25/2055, Series 2015-4, Class M1(2)(5)		960,000	1,002,847
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055, Series 2015-5, Class A1B(2)(5)		40,186	40,283
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055, Series 2016-1, Class A1B(2)(5)		244,417	245,398
3.00%, 02/25/2055, Series 2016-1, Class A3B(2)(5)		114,773	116,482
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055, Series 2016-2, Class A1A(2)(5)		81,608	82,671
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056, Series 2016-3, Class A1(2)(5)		97,621	98,343
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(2)(5)		277,258	279,732
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(2)(5)		249,986	254,253
3.75%, 10/25/2056, Series 2017-1, Class M1(2)(5)		6,315,000	6,775,914
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(2)(5)		121,125	122,938
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(2)(5)		2,465,000	2,516,412
Towd Point Mortgage Trust 2017-5
0.71% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		361,796	361,796
1.61% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)		3,310,000	3,349,891
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(2)(5)		5,226,592	5,500,857
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(2)(5)		1,015,000	1,024,848
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(2)(5)		1,515,000	1,563,169
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058, Series 2018-SJ1, Class A1(2)(5)		343,244	343,176
Towd Point Mortgage Trust 2019-1
3.73%, 03/25/2058, Series 2019-1, Class A1(2)(5)		9,334,076	9,889,335
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(2)(5)		9,810,000	10,325,193
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(2)(5)		413,188	423,068
Towd Point Mortgage Trust 2019-SJ1
4.17%, 11/25/2058, Series 2019-SJ1, Class A2(2)(5)		6,100,000	6,170,938
5.50%, 11/25/2058, Series 2019-SJ1, Class B2(2)(5)		9,826,000	10,306,026
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058, Series 2019-SJ2, Class M1(2)(5)		12,971,000	13,246,680
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059, Series 2019-SJ3, Class A1(2)(5)		3,747,951	3,789,172
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3		9,070,000	9,090,584
Toyota Auto Receivables 2021-A Owner Trust
0.16%, 07/17/2023, Series 2021-A, Class A2		6,110,000	6,106,781
Tralee CLO V Ltd.
1.33% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028, Series 2018-5A, Class A1(1)(2)		1,991,323	1,991,100
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(2)		1,270,000	1,314,012
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(2)		1,220,000	1,218,626
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(2)		1,855,000	1,810,300
Triton Container Finance VIII LLC
1.86%, 03/20/2046, Series 2021-1A, Class A(2)		8,640,000	8,430,693
Upstart Securitization Trust 2019-2
2.90%, 09/20/2029, Series 2019-2, Class A(2)		113,063	113,600
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030, Series 2019-3, Class A(2)		2,368,394	2,385,360

Upstart Securitization Trust 2020-1
2.32%, 04/22/2030, Series 2020-1, Class A(2)	1,627,041	1,643,025
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(2)(3)	3,534,068	3,540,084
Venture XIV CLO Ltd.
1.22% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	15,300,000	15,293,926
Venture Xxv Clo Ltd.
1.24% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	37,570,000	37,560,532
Vericrest Opportunity Loan Trust 2020-NPL2
2.98%, 02/25/2050, Series 2020-NPL2, Class A1A(2)(3)	1,885,785	1,892,195
Verizon Owner Trust 2018-1
3.20%, 09/20/2022, Series 2018-1A, Class C(2)	1,105,000	1,114,056
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.20%, 02/25/2037, Series 2007-HY1, Class 4A1(5)	8,188,324	8,084,546
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(2)	2,113,910	2,077,157
Wellfleet CLO 2017-2A Ltd.
1.28% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	6,900,000	6,909,425
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024, Series 2018-2A, Class D(2)	1,540,000	1,559,882
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023, Series 2018-3A, Class D(2)	1,215,000	1,246,960
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(2)	6,545,000	6,756,066
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(2)	1,030,000	1,039,197
Wind River 2016-1 CLO Ltd.
1.89% (3 Month LIBOR USD + 1.65%), 07/15/2028, Series 2016-1A, Class BR(1)(2)	1,320,000	1,325,819
2.34% (3 Month LIBOR USD + 2.10%), 07/15/2028, Series 2016-1A, Class CR(1)(2)	1,395,000	1,381,330
Wingstop Funding LLC
2.84%, 12/05/2050, Series 2020-1A, Class A2(2)	1,195,000	1,210,212
World Omni Auto Receivables Trust
1.64%, 08/17/2026, Series 2020-A, Class C	3,190,000	3,245,080
World Omni Select Auto Trust 2019-A
2.17%, 12/15/2025, Series 2019-A, Class B	4,785,000	4,898,586
Zais CLO 1 Ltd.
1.39% (3 Month LIBOR USD + 1.15%), 04/15/2028, Series 2014-1A, Class A1AR(1)(2)	10,107,680	10,100,858

Total Asset-Backed Obligations (Cost: $3,011,111,610)		3,014,047,342

Corporate Bonds – 33.09%
Basic Materials – 0.80%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(2)	$2,745,000	$2,954,718
Alpek SAB de CV
3.25%, 02/25/2031(2)	2,835,000	2,803,815
Anglo American Capital Plc
2.63%, 09/10/2030(2)	23,410,000	22,910,207
4.00%, 09/11/2027(2)	1,000,000	1,102,130
4.13%, 09/27/2022(2)	3,883,000	4,071,847
4.50%, 03/15/2028(2)	19,220,000	21,572,089
5.38%, 04/01/2025(2)	450,000	512,681
Antofagasta Plc
2.38%, 10/14/2030(2)	9,085,000	8,872,411
ArcelorMittal SA
4.55%, 03/11/2026	5,950,000	6,614,075
Arconic Corp.
6.13%, 02/15/2028(2)	1,275,000	1,357,875
Braskem Netherlands Finance BV
4.50%, 01/31/2030(2)	5,210,000	5,234,331
5.88%, 01/31/2050(2)	4,160,000	4,177,846
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	860,000	926,100
CF Industries, Inc.
4.50%, 12/01/2026(2)	5,145,000	5,792,510
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030	4,216,000	4,371,410
Equate Petrochemical BV
4.25%, 11/03/2026	1,060,000	1,151,849
First Quantum Minerals Ltd.
6.88%, 10/15/2027(2)	3,530,000	3,785,925
FMC Corp.
3.45%, 10/01/2029	1,850,000	1,947,541
4.50%, 10/01/2049	1,025,000	1,149,121
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(2)	4,760,000	4,846,299
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	1,505,000	1,596,429
4.63%, 08/01/2030	1,010,000	1,099,107
5.40%, 11/14/2034	5,945,000	7,077,612
5.45%, 03/15/2043	1,215,000	1,461,645

Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)		1,170,000	1,202,668
Glencore Funding LLC
3.88%, 10/27/2027(2)		11,555,000	12,675,835
4.00%, 04/16/2025(2)		4,450,000	4,872,483
4.00%, 03/27/2027(2)		1,000,000	1,102,068
4.13%, 03/12/2024(2)		4,920,000	5,326,940
4.88%, 03/12/2029(2)		8,160,000	9,296,114
Hudbay Minerals, Inc.
4.50%, 04/01/2026(2)		1,345,000	1,397,872
6.13%, 04/01/2029(2)		1,890,000	2,017,575
Huntsman International LLC
5.13%, 11/15/2022		1,797,000	1,895,538
ICL Group Ltd.
6.38%, 05/31/2038(2)		10,200,000	12,928,500
IMCD NV
2.50%, 03/26/2025	EUR	1,000,000	1,217,943
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(2)		$1,400,000	1,589,000
6.53%, 11/15/2028		200,000	240,750
6.53%, 11/15/2028(2)		1,800,000	2,166,750
6.76%, 11/15/2048		1,034,000	1,288,261
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048		9,965,000	12,283,298
LYB International Finance III LLC
4.20%, 10/15/2049		4,050,000	4,303,305
Methanex Corp.
5.13%, 10/15/2027		4,150,000	4,243,375
Newcrest Finance Pty Ltd.
3.25%, 05/13/2030(2)		2,260,000	2,364,806
Newmont Corp.
3.70%, 03/15/2023		430,000	451,470
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030(2)		6,045,000	5,859,449
3.47%, 12/01/2050(2)		5,860,000	5,743,742
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(2)		1,255,000	1,367,950
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030		960,000	921,244
Steel Dynamics, Inc.
3.25%, 01/15/2031		200,000	211,666
3.45%, 04/15/2030		7,590,000	8,102,573
Suzano Austria GmbH
3.75%, 01/15/2031		6,505,000	6,692,149
Syngenta Finance NV
3.93%, 04/23/2021(2)		7,942,000	7,956,674
4.44%, 04/24/2023(2)		200,000	209,529
4.89%, 04/24/2025(2)		550,000	588,770
5.18%, 04/24/2028(2)		500,000	540,540
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,545,160
6.88%, 11/21/2036		1,132,000	1,504,502
6.88%, 11/10/2039		316,000	421,986
Volcan Compania Minera SAA
4.38%, 02/11/2026(2)		1,290,000	1,322,160
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR	2,025,000	2,469,967
3.60%, 08/15/2026		$1,925,000	2,080,777

Total Basic Materials			247,792,962

Communications – 4.79%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		2,590,000	2,778,594
Altice Financing SA
2.25%, 01/15/2025	EUR	2,700,000	3,088,589
3.00%, 01/15/2028		4,600,000	5,158,058
5.00%, 01/15/2028(2)		$2,000,000	1,974,870
Altice France SA
5.50%, 01/15/2028(2)		3,615,000	3,704,435
7.38%, 05/01/2026(2)		1,400,000	1,456,140
8.13%, 02/01/2027(2)		700,000	767,270
AT&T, Inc.
1.65%, 02/01/2028		1,610,000	1,559,722
2.25%, 02/01/2032		10,483,000	9,970,778
2.30%, 06/01/2027		12,975,000	13,260,567
2.55%, 12/01/2033(2)		14,788,000	14,039,592
2.75%, 06/01/2031		11,655,000	11,608,227
3.10%, 02/01/2043		5,980,000	5,579,705
3.30%, 02/01/2052		6,550,000	5,899,240
3.50%, 06/01/2041		6,608,000	6,518,396
3.50%, 09/15/2053(2)		29,059,000	26,854,463

3.50%, 02/01/2061	7,324,000	6,645,751
3.55%, 09/15/2055(2)	5,741,000	5,253,626
3.65%, 06/01/2051	6,235,000	6,030,445
3.65%, 09/15/2059(2)	21,630,000	19,771,304
3.80%, 12/01/2057(2)	59,032,000	56,162,256
3.85%, 06/01/2060	6,797,000	6,499,466
4.30%, 02/15/2030	16,320,000	18,372,592
4.30%, 12/15/2042	2,000,000	2,180,255
4.35%, 03/01/2029	18,026,000	20,390,626
4.50%, 05/15/2035	1,637,000	1,846,315
4.50%, 03/09/2048	6,420,000	7,041,648
4.75%, 05/15/2046	10,425,000	11,994,056
5.25%, 03/01/2037	6,052,000	7,301,598
Baidu, Inc.
2.88%, 07/06/2022	5,105,000	5,229,093
3.88%, 09/29/2023	11,655,000	12,461,987
4.38%, 03/29/2028	2,500,000	2,764,875
Bharti Airtel Ltd.
3.25%, 06/03/2031(2)	4,410,000	4,305,584
Booking Holdings, Inc.
4.10%, 04/13/2025	1,940,000	2,161,695
4.50%, 04/13/2027	7,250,000	8,412,392
4.63%, 04/13/2030	18,790,000	21,887,640
British Telecommunications Plc
3.25%, 11/08/2029(2)	4,870,000	5,093,316
C&W Senior Financing DAC
6.88%, 09/15/2027(2)	600,000	639,750
Cable One, Inc.
4.00%, 11/15/2030(2)	6,787,000	6,713,700
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(2)	15,520,000	15,554,454
4.50%, 08/15/2030(2)	12,407,000	12,645,214
4.50%, 05/01/2032(2)	185,000	187,312
5.38%, 06/01/2029(2)	3,511,000	3,765,547
Charter Communications Operating LLC
2.30%, 02/01/2032	10,000,000	9,294,202
3.70%, 04/01/2051	36,255,000	33,909,461
3.75%, 02/15/2028	19,855,000	21,500,551
3.85%, 04/01/2061	29,795,000	27,314,566
5.38%, 04/01/2038	980,000	1,155,076
5.38%, 05/01/2047	6,800,000	7,893,453
6.48%, 10/23/2045	1,015,000	1,321,541
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	9,935,000	9,804,735
4.20%, 03/15/2028	10,000,000	11,022,865
4.80%, 03/01/2050	7,125,000	7,643,097
5.75%, 04/01/2048	6,670,000	8,108,971
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027(2)	1,335,000	1,342,676
9.25%, 02/15/2024	834,000	867,610
Comcast Corp.
3.25%, 11/01/2039	5,115,000	5,269,185
CommScope Technologies LLC
5.00%, 03/15/2027(2)	835,000	827,176
CommScope, Inc.
6.00%, 03/01/2026(2)	2,205,000	2,323,375
7.13%, 07/01/2028(2)	3,740,000	3,972,179
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026(2)	646,000	687,822
Crown Castle Towers LLC
3.22%, 05/15/2022(2)	700,000	704,198
3.66%, 05/15/2025(2)	1,300,000	1,385,897
CSC Holdings LLC
5.38%, 02/01/2028(2)	530,000	557,163
5.50%, 04/15/2027(2)	2,300,000	2,415,805
6.50%, 02/01/2029(2)	660,000	729,300
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(2)	3,000,000	2,160,000
Discovery Communications LLC
3.95%, 03/20/2028	8,250,000	9,011,903
4.00%, 09/15/2055(2)	6,851,000	6,743,542
DISH DBS Corp.
6.75%, 06/01/2021	4,250,000	4,284,000
eBay, Inc.
2.70%, 03/11/2030	1,600,000	1,616,628
4.00%, 07/15/2042	720,000	763,156
Expedia Group, Inc.
2.95%, 03/15/2031(2)	27,370,000	26,995,031
3.25%, 02/15/2030	19,675,000	19,801,823
3.60%, 12/15/2023(2)	1,700,000	1,809,400

3.80%, 02/15/2028		7,795,000	8,256,265
4.63%, 08/01/2027(2)		6,930,000	7,711,320
5.00%, 02/15/2026		2,720,000	3,069,592
6.25%, 05/01/2025(2)		8,030,000	9,288,397
Frontier Communications Corp.
5.00%, 05/01/2028(2)		3,600,000	3,666,168
HKT Capital No 2 Ltd.
3.63%, 04/02/2025		605,000	644,595
HKT Capital No 4 Ltd.
3.00%, 07/14/2026		12,895,000	13,542,587
iHeartCommunications, Inc.
4.75%, 01/15/2028(2)		785,000	790,888
5.25%, 08/15/2027(2)		3,620,000	3,723,568
6.38%, 05/01/2026		5,266,000	5,588,543
8.38%, 05/01/2027		8,029,000	8,611,103
Informa Plc
1.25%, 04/22/2028	EUR	1,700,000	1,999,770
2.13%, 10/06/2025		6,700,000	8,288,986
3.13%, 07/05/2026	GBP	700,000	1,013,636
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)(6)		$710,000	241,400
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(6)		960,000	588,000
8.00%, 02/15/2024(2)(6)		10,156,000	10,511,460
8.50%, 10/15/2024(2)(6)		11,280,000	7,072,278
9.75%, 07/15/2025(2)(6)		15,687,000	9,686,723
Intelsat Luxembourg SA
7.75%, 06/01/2021(6)		8,455,000	338,200
Level 3 Financing, Inc.
3.88%, 11/15/2029(2)		13,170,000	13,877,888
4.63%, 09/15/2027(2)		2,216,000	2,280,641
Lumen Technologies, Inc.
4.00%, 02/15/2027(2)		1,158,000	1,182,816
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753,000	7,332,675
Netflix, Inc.
3.63%, 05/15/2027	EUR	15,245,000	20,445,029
3.63%, 06/15/2030		12,461,000	17,082,643
3.88%, 11/15/2029		2,000,000	2,791,589
4.63%, 05/15/2029		5,400,000	7,855,451
4.88%, 04/15/2028		$145,000	164,031
4.88%, 06/15/2030(2)		8,000,000	9,212,320
5.38%, 11/15/2029(2)		1,056,000	1,248,773
5.88%, 11/15/2028		1,385,000	1,675,252
6.38%, 05/15/2029		1,635,000	2,027,400
Nokia OYJ
3.38%, 06/12/2022		280,000	286,300
4.38%, 06/12/2027		4,255,000	4,510,300
NTT Finance Corp.
1.59%, 04/03/2028(2)		8,740,000	8,529,650
2.07%, 04/03/2031(2)		1,170,000	1,155,113
Ooredoo International Finance Ltd.
2.63%, 04/08/2031(2)		2,965,000	2,933,037
Sinclair Television Group, Inc.
4.13%, 12/01/2030(2)		5,050,000	4,866,938
Sirius XM Radio, Inc.
4.63%, 07/15/2024(2)		275,000	283,278
5.00%, 08/01/2027(2)		1,385,000	1,452,934
5.38%, 07/15/2026(2)		510,000	526,575
5.50%, 07/01/2029(2)		115,000	124,344
Sprint Capital Corp.
6.88%, 11/15/2028		3,445,000	4,344,042
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570,000	4,889,900
11.50%, 11/15/2021		700,000	742,000
Sprint Corp.
7.13%, 06/15/2024		11,500,000	13,239,375
7.25%, 09/15/2021		19,338,000	19,823,384
7.63%, 02/15/2025		6,900,000	8,228,250
7.63%, 03/01/2026		137,000	167,784
7.88%, 09/15/2023		28,058,000	32,070,294
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		2,225,875	2,242,569
4.74%, 03/20/2025(2)		37,401,000	40,045,251
5.15%, 03/20/2028(2)		38,628,000	44,035,920
Telefonica Emisiones SA
5.21%, 03/08/2047		8,450,000	9,880,422
5.52%, 03/01/2049		10,675,000	13,042,689
Tencent Holdings Ltd.
1.81%, 01/26/2026		5,757,000	5,774,818

3.58%, 04/11/2026		5,678,000	6,158,245
Time Warner Cable LLC
4.50%, 09/15/2042		13,975,000	14,936,619
5.50%, 09/01/2041		11,204,000	13,260,605
T-Mobile USA, Inc.
1.50%, 02/15/2026(2)		2,225,000	2,203,284
2.05%, 02/15/2028(2)		2,720,000	2,667,014
2.25%, 02/15/2026		11,410,000	11,492,038
2.55%, 02/15/2031(2)		15,866,000	15,543,762
3.38%, 04/15/2029		18,720,000	18,860,400
3.50%, 04/15/2025(2)		11,245,000	12,132,006
3.50%, 04/15/2031		13,495,000	13,596,213
3.75%, 04/15/2027(2)		30,130,000	32,936,911
3.88%, 04/15/2030(2)		36,925,000	40,076,918
4.50%, 02/01/2026		1,238,000	1,266,629
4.50%, 04/15/2050(2)		2,613,000	2,934,112
4.75%, 02/01/2028		3,143,000	3,341,851
6.00%, 03/01/2023		876,000	881,475
6.00%, 04/15/2024		329,000	331,468
Uber Technologies, Inc.
6.25%, 01/15/2028(2)		7,180,000	7,820,456
7.50%, 09/15/2027(2)		1,380,000	1,524,321
United Group BV
4.88%, 07/01/2024(2)	EUR	200,000	238,398
4.88%, 07/01/2024		8,300,000	9,893,525
Univision Communications, Inc.
5.13%, 02/15/2025(2)		$7,686,000	7,782,075
6.63%, 06/01/2027(2)		6,678,000	7,131,603
Verizon Communications, Inc.
1.75%, 01/20/2031		30,000,000	27,937,039
2.10%, 03/22/2028		20,840,000	20,927,327
2.55%, 03/21/2031		25,540,000	25,516,825
2.65%, 11/20/2040		5,480,000	5,007,902
2.88%, 11/20/2050		2,071,000	1,840,667
2.99%, 10/30/2056(2)		14,710,000	12,985,141
3.00%, 11/20/2060		13,329,000	11,571,869
3.55%, 03/22/2051		15,330,000	15,308,489
4.52%, 09/15/2048		895,000	1,038,094
4.75%, 11/01/2041		685,000	818,908
4.86%, 08/21/2046		1,175,000	1,409,584
ViacomCBS, Inc.
4.20%, 05/19/2032		2,355,000	2,632,428
4.95%, 01/15/2031		10,430,000	12,300,860
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(2)		8,680,000	8,755,950
5.50%, 08/15/2026(2)		1,285,000	1,333,322
5.50%, 05/15/2029(2)		6,899,000	7,321,564
Vmed O2 UK Financing I Plc
4.25%, 01/31/2031(2)		2,500,000	2,430,250
Vodafone Group Plc
4.25%, 09/17/2050		3,955,000	4,357,121
4.38%, 05/30/2028		8,820,000	10,129,176
4.88%, 06/19/2049		6,963,000	8,273,333
5.25%, 05/30/2048		15,065,000	18,807,730
Walt Disney Co.
2.65%, 01/13/2031		5,465,000	5,578,318
3.60%, 01/13/2051		7,500,000	7,980,107
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.75%, 08/15/2028(2)		222,000	226,090
Ziggo BV
5.50%, 01/15/2027(2)		5,255,000	5,471,769

Total Communications			1,480,742,475

Consumer, Cyclical – 3.32%
7-Eleven, Inc.
0.80%, 02/10/2024(2)		24,535,000	24,453,919
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)		196,444	197,287
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)		1,423,896	1,428,834
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)		11,170,754	10,699,313
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(2)		1,484,445	1,625,215
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(2)		3,000,000	3,256,150
3.80%, 01/25/2050(2)		4,513,000	4,568,696
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021		333,016	332,907
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027		508,858	494,253

American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023		7,496,454	7,082,506
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024		363,225	344,760
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)		3,110,400	2,897,816
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025		2,605,041	2,452,135
American Airlines 2017-2 Class A Pass Through Trust
3.60%, 10/15/2029		203,203	193,330
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025		1,408,537	1,293,753
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028		10,568,445	9,607,262
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(2)		2,130,000	2,216,670
5.75%, 04/20/2029(2)		3,898,000	4,146,108
American Honda Finance Corp.
0.55%, 07/12/2024		47,945,000	47,598,472
AutoNation, Inc.
4.75%, 06/01/2030		1,030,000	1,187,656
AutoZone, Inc.
3.63%, 04/15/2025		5,645,000	6,147,444
4.00%, 04/15/2030		8,465,000	9,371,168
BMW US Capital LLC
3.10%, 04/12/2021(2)		5,495,000	5,498,085
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(2)		2,040,415	2,126,198
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)		3,043,382	2,932,247
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(2)		390,624	389,118
Caesars Entertainment, Inc.
6.25%, 07/01/2025(2)		7,328,000	7,811,758
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 07/01/2025(2)		1,100,000	1,160,830
Churchill Downs, Inc.
4.75%, 01/15/2028(2)		1,923,000	1,988,834
5.50%, 04/01/2027(2)		2,997,000	3,132,464
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022		3,212,780	3,279,285
Daimler Finance North America LLC
1.09% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)		4,620,000	4,650,950
1.45%, 03/02/2026(2)		7,990,000	7,920,319
2.45%, 03/02/2031(2)		3,005,000	2,949,049
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022		20,218	21,126
Delta Air Lines, Inc.
3.40%, 04/19/2021		350,000	349,997
3.63%, 03/15/2022		3,757,000	3,798,747
7.00%, 05/01/2025(2)		6,960,000	8,017,624
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,234,000	4,403,360
Dillard’s, Inc.
7.00%, 12/01/2028		380,000	413,591
7.75%, 07/15/2026		135,000	153,315
7.75%, 05/15/2027		85,000	96,763
Dollar General Corp.
3.50%, 04/03/2030		3,125,000	3,369,164
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	352,936
Ferguson Finance Plc
3.25%, 06/02/2030(2)		$1,720,000	1,810,638
Ford Motor Co.
9.00%, 04/22/2025		445,000	538,946
Ford Motor Credit Co. LLC
0.00% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(4)	EUR	220,000	257,740
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(4)		610,000	712,843
0.00% (3 Month EURIBOR + 0.42%), 12/07/2022(1)(4)		2,600,000	2,988,162
0.16% (3 Month EURIBOR + 0.70%), 12/01/2024(1)(4)		2,000,000	2,233,553
0.18% (3 Month EURIBOR + 0.73%), 11/15/2023(1)(4)		1,600,000	1,824,721
1.05% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		$400,000	400,000
1.10% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,373,660
1.43% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	495,029
1.46% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		350,000	347,707
1.51%, 02/17/2023	EUR	1,400,000	1,651,716
1.74%, 07/19/2024		2,200,000	2,591,168
2.33%, 11/25/2025		1,300,000	1,563,385
2.39%, 02/17/2026		300,000	361,418
2.75%, 06/14/2024	GBP	200,000	278,133

3.02%, 03/06/2024	EUR	4,200,000	5,129,495
3.09%, 01/09/2023		$21,300,000	21,645,699
3.10%, 05/04/2023		2,000,000	2,032,500
3.22%, 01/09/2022		8,485,000	8,577,911
3.25%, 09/15/2025	EUR	2,700,000	3,365,032
3.34%, 03/28/2022		$33,362,000	33,821,061
3.35%, 11/01/2022		4,100,000	4,182,820
3.37%, 11/17/2023		1,000,000	1,025,000
3.38%, 11/13/2025		1,100,000	1,118,700
3.55%, 10/07/2022		4,200,000	4,297,104
3.66%, 09/08/2024		5,850,000	6,054,779
3.81%, 01/09/2024		2,900,000	2,990,625
3.81%, 10/12/2021		4,810,000	4,861,058
4.25%, 09/20/2022		2,100,000	2,172,240
4.38%, 08/06/2023		2,000,000	2,091,800
4.39%, 01/08/2026		3,400,000	3,573,638
4.54%, 03/06/2025	GBP	1,800,000	2,645,704
5.13%, 06/16/2025		$2,500,000	2,700,000
5.58%, 03/18/2024		3,000,000	3,237,870
5.60%, 01/07/2022		16,764,000	17,222,160
5.88%, 08/02/2021		8,300,000	8,411,635
Gap, Inc.
8.38%, 05/15/2023(2)		1,225,000	1,399,170
8.63%, 05/15/2025(2)		5,413,000	6,061,207
8.88%, 05/15/2027(2)		2,759,000	3,221,132
General Motors Co.
1.08% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	3,008,118
5.20%, 04/01/2045		28,550,000	32,781,378
5.40%, 04/01/2048		17,865,000	21,177,735
6.25%, 10/02/2043		65,000	83,245
6.60%, 04/01/2036		975,000	1,265,486
General Motors Financial Co., Inc.
1.07% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		290,000	290,023
3.15%, 06/30/2022		3,715,000	3,819,558
3.20%, 07/06/2021		3,525,000	3,540,305
3.45%, 04/10/2022		1,470,000	1,504,530
3.55%, 04/09/2021		11,000,000	11,003,864
4.00%, 10/06/2026		1,590,000	1,734,660
4.20%, 11/06/2021		2,110,000	2,155,555
4.30%, 07/13/2025		540,000	593,791
4.35%, 04/09/2025		4,495,000	4,930,204
4.38%, 09/25/2021		8,020,000	8,168,492
5.10%, 01/17/2024		13,185,000	14,581,031
Hasbro, Inc.
3.55%, 11/19/2026		5,270,000	5,687,617
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(2)		18,012,000	17,831,880
4.00%, 05/01/2031(2)		12,900,000	12,900,000
Hyatt Hotels Corp.
3.19% (3 Month LIBOR USD + 3.00%), 09/01/2022(1)		5,000,000	5,039,010
Hyundai Capital America
0.80%, 04/03/2023(2)		27,900,000	27,842,316
1.15%, 11/10/2022(2)		30,000,000	30,162,899
1.80%, 10/15/2025(2)		5,395,000	5,389,522
2.38%, 02/10/2023(2)		4,575,000	4,696,236
InterContinental Hotels Group Plc
2.13%, 08/24/2026	GBP	400,000	551,997
2.13%, 05/15/2027	EUR	200,000	250,454
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/2032		$674,395	677,606
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/2032		3,500,000	3,775,184
JMH Co Ltd.
2.50%, 04/09/2031		6,739,000	6,635,313
L Brands, Inc.
6.63%, 10/01/2030(2)		3,790,000	4,327,422
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,200,000	1,251,149
3.50%, 08/18/2026		1,965,000	2,048,874
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,908,213
4.88%, 12/15/2023		510,000	557,088
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(2)		1,819,000	1,832,642
Magna International, Inc.
4.15%, 10/01/2025		665,000	745,461
Marriott International, Inc.
4.63%, 06/15/2030		1,174,000	1,313,349
Marriott International, Inc./MD
2.85%, 04/15/2031		7,650,000	7,508,069

3.13%, 02/15/2023		1,360,000	1,400,384
3.50%, 10/15/2032		6,200,000	6,433,706
3.60%, 04/15/2024		2,400,000	2,553,708
3.75%, 10/01/2025		880,000	939,979
5.75%, 05/01/2025		13,280,000	15,238,706
Marriott Ownership Resorts, Inc.
6.13%, 09/15/2025(2)		590,000	626,656
MDC Holdings, Inc.
6.00%, 01/15/2043		7,970,000	10,059,136
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(2)		2,900,000	3,080,641
5.63%, 07/17/2027(2)		400,000	417,200
MGM China Holdings Ltd.
5.25%, 06/18/2025(2)		2,100,000	2,181,375
5.88%, 05/15/2026(2)		700,000	734,125
MGM Resorts International
7.75%, 03/15/2022		8,879,000	9,353,139
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(2)		9,040,000	9,910,100
Mitchells & Butlers Finance Plc
0.63% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		8,424,808	7,819,317
6.01%, 12/15/2028	GBP	300,086	448,460
NCL Corp. Ltd.
5.88%, 03/15/2026(2)		$1,420,000	1,434,200
New Red Finance, Inc.
3.50%, 02/15/2029(2)		3,400,000	3,306,500
4.25%, 05/15/2024(2)		66,000	66,774
Nissan Motor Acceptance Corp.
1.11% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		791,000	793,188
1.90%, 09/14/2021(2)		650,000	652,906
2.00%, 03/09/2026(2)		20,300,000	20,216,655
2.75%, 03/09/2028(2)		14,600,000	14,481,228
3.65%, 09/21/2021(2)		300,000	303,937
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(2)		1,400,000	1,483,064
4.35%, 09/17/2027(2)		7,100,000	7,721,409
4.81%, 09/17/2030(2)		44,500,000	48,806,988
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028(2)		3,090,000	3,160,174
QVC, Inc.
4.38%, 03/15/2023		920,000	963,700
4.85%, 04/01/2024		2,522,000	2,706,207
Ross Stores, Inc.
1.88%, 04/15/2031		5,120,000	4,803,009
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022		1,870,000	1,925,445
5.50%, 04/01/2028(2)		2,075,000	2,085,375
10.88%, 06/01/2023(2)		3,439,000	3,955,882
11.50%, 06/01/2025(2)		9,231,000	10,765,654
Sands China Ltd.
3.80%, 01/08/2026		2,000,000	2,124,340
4.38%, 06/18/2030		1,000,000	1,057,790
4.60%, 08/08/2023		4,200,000	4,491,438
5.13%, 08/08/2025		10,423,000	11,658,021
5.40%, 08/08/2028		2,000,000	2,284,880
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(2)		1,415,000	1,431,273
Southwest Airlines Co.
5.13%, 06/15/2027		1,458,000	1,676,218
5.25%, 05/04/2025		516,000	587,114
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		41,960	43,074
Staples, Inc.
7.50%, 04/15/2026(2)		111,000	117,077
Starbucks Corp.
3.80%, 08/15/2025		5,465,000	6,023,841
Toyota Motor Credit Corp.
2.65%, 04/12/2022		17,580,000	18,004,175
2.95%, 04/13/2021		14,545,000	14,552,853
Travel + Leisure Co.
3.90%, 03/01/2023		1,170,000	1,206,329
4.25%, 03/01/2022		40,000	40,449
5.65%, 04/01/2024		72,000	77,847
6.00%, 04/01/2027		6,035,000	6,683,763
6.60%, 10/01/2025		1,120,000	1,254,400
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		565,415	568,598
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		5,283,184	5,343,579

United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031		589,807	629,074
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,467,019	1,406,975
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		916,265	889,900
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027		14,930,123	16,552,927
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,316,943	1,354,968
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,315,013	1,291,842
Vail Resorts, Inc.
6.25%, 05/15/2025(2)		330,000	351,863
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(2)		35,590,000	35,732,596
1.63%, 11/24/2027(2)		4,030,000	3,921,321
2.50%, 09/24/2021(2)		2,350,000	2,375,650
2.70%, 09/26/2022(2)		6,040,000	6,236,673
2.85%, 09/26/2024(2)		2,640,000	2,801,660
3.20%, 09/26/2026(2)		2,970,000	3,189,756
3.35%, 05/13/2025(2)		16,230,000	17,426,346
4.63%, 11/13/2025(2)		6,525,000	7,371,513
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044		926,000	1,025,316
Wynn Macau Ltd.
5.13%, 12/15/2029(2)		600,000	615,000
5.50%, 01/15/2026(2)		2,600,000	2,713,750
5.50%, 10/01/2027(2)		2,000,000	2,087,500
Yum! Brands, Inc.
4.75%, 01/15/2030(2)		750,000	792,975
7.75%, 04/01/2025(2)		1,050,000	1,148,438

Total Consumer, Cyclical			1,026,220,878

Consumer, Non-cyclical – 5.13%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	7,688,541
4.88%, 07/31/2024		1,000,000	1,466,080
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,043,079
2.95%, 11/21/2026		12,430,000	13,233,982
3.20%, 11/21/2029		8,770,000	9,329,282
3.45%, 03/15/2022		29,820,000	30,507,203
3.80%, 03/15/2025		3,618,000	3,952,808
4.05%, 11/21/2039		6,934,000	7,763,350
4.25%, 11/14/2028		4,500,000	5,127,868
4.25%, 11/21/2049		15,415,000	17,442,627
4.40%, 11/06/2042		7,147,000	8,306,904
4.45%, 05/14/2046		2,355,000	2,713,357
4.50%, 05/14/2035		2,925,000	3,434,483
4.55%, 03/15/2035		3,300,000	3,832,226
4.70%, 05/14/2045		5,020,000	5,945,548
4.88%, 11/14/2048		8,355,000	10,062,840
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(2)		4,985,000	5,286,543
Aetna, Inc.
2.80%, 06/15/2023		2,000,000	2,086,216
3.50%, 11/15/2024		3,370,000	3,639,605
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
7.50%, 03/15/2026(2)		1,640,000	1,811,569
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050		17,795,000	20,190,508
4.60%, 04/15/2048		7,200,000	8,242,417
4.90%, 02/01/2046		4,455,000	5,321,693
Anthem, Inc.
1.50%, 03/15/2026		11,000,000	11,011,845
2.55%, 03/15/2031		25,000,000	25,004,112
3.60%, 03/15/2051		1,000,000	1,035,106
3.65%, 12/01/2027		2,580,000	2,847,108
Ascension Health
3.95%, 11/15/2046		825,000	945,715
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)		4,585,000	4,810,123
B&G Foods, Inc.
5.25%, 09/15/2027		1,390,000	1,446,462
Bacardi Ltd.
4.45%, 05/15/2025(2)		13,995,000	15,557,676
4.70%, 05/15/2028(2)		2,047,000	2,341,055
5.30%, 05/15/2048(2)		2,730,000	3,354,685
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050		8,700,000	8,765,871

BAT Capital Corp.
2.73%, 03/25/2031	29,370,000	28,404,487
3.56%, 08/15/2027	17,990,000	19,150,715
4.39%, 08/15/2037	1,020,000	1,069,392
4.54%, 08/15/2047	10,555,000	10,627,701
4.70%, 04/02/2027	4,000,000	4,502,585
BAT International Finance Plc
1.67%, 03/25/2026	1,870,000	1,850,885
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	1,395,000	1,547,578
Bausch Health Companies, Inc.
7.00%, 03/15/2024(2)	7,200,000	7,365,600
7.25%, 05/30/2029(2)	2,870,000	3,203,637
Bayer US Finance II LLC
2.75%, 07/15/2021(2)	3,100,000	3,117,476
3.38%, 07/15/2024(2)	915,000	979,641
4.25%, 12/15/2025(2)	5,060,000	5,631,097
4.38%, 12/15/2028(2)	6,085,000	6,870,476
4.40%, 07/15/2044(2)	4,200,000	4,629,705
4.88%, 06/25/2048(2)	11,025,000	13,192,504
Bayer US Finance LLC
3.38%, 10/08/2024(2)	5,000,000	5,388,100
Becton Dickinson & Co.
1.96%, 02/11/2031	7,035,000	6,673,898
2.82%, 05/20/2030	20,385,000	20,897,873
3.36%, 06/06/2024	1,907,000	2,048,543
3.70%, 06/06/2027	9,547,000	10,530,522
3.73%, 12/15/2024	1,560,000	1,704,027
3.79%, 05/20/2050	5,285,000	5,615,028
4.67%, 06/06/2047	3,490,000	4,166,044
7.00%, 08/01/2027	361,000	464,426
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	6,740,000	6,461,147
3.21%, 06/01/2050	4,000,000	3,906,320
Cardinal Health, Inc.
3.75%, 09/15/2025	3,935,000	4,310,693
4.37%, 06/15/2047	4,120,000	4,475,741
4.50%, 11/15/2044	905,000	978,855
4.90%, 09/15/2045	960,000	1,105,695
Centene Corp.
2.50%, 03/01/2031	15,065,000	14,387,376
3.00%, 10/15/2030	17,808,000	17,778,439
3.38%, 02/15/2030	7,485,000	7,555,134
4.25%, 12/15/2027	9,430,000	9,919,193
4.63%, 12/15/2029	4,275,000	4,626,854
5.38%, 06/01/2026(2)	3,100,000	3,241,670
5.38%, 08/15/2026(2)	5,000,000	5,274,500
China Mengniu Dairy Co. Ltd.
2.50%, 06/17/2030	1,870,000	1,798,321
Chobani LLC
4.63%, 11/15/2028(2)	3,430,000	3,498,600
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(2)	6,600,000	6,447,540
5.63%, 03/15/2027(2)	17,710,000	18,551,225
6.00%, 01/15/2029(2)	3,730,000	3,944,475
6.63%, 02/15/2025(2)	3,869,000	4,084,232
8.00%, 03/15/2026(2)	4,312,000	4,662,566
Cigna Corp.
2.38%, 03/15/2031	28,985,000	28,509,328
3.40%, 03/01/2027	6,858,000	7,446,010
3.40%, 03/15/2051	4,930,000	4,847,077
4.38%, 10/15/2028	24,030,000	27,491,946
4.50%, 02/25/2026	16,415,000	18,688,078
4.80%, 08/15/2038	3,350,000	4,003,911
4.90%, 12/15/2048	2,255,000	2,762,055
CommonSpirit Health
1.55%, 10/01/2025	3,450,000	3,470,184
2.78%, 10/01/2030	2,515,000	2,544,700
3.35%, 10/01/2029	3,390,000	3,617,060
3.91%, 10/01/2050	8,700,000	8,862,729
Constellation Brands, Inc.
3.75%, 05/01/2050	5,000,000	5,225,607
CoStar Group, Inc.
2.80%, 07/15/2030(2)	1,000,000	977,698
CVS Health Corp.
1.30%, 08/21/2027	14,125,000	13,569,076
1.88%, 02/28/2031	4,335,000	4,071,784
2.70%, 08/21/2040	1,640,000	1,510,312
3.25%, 08/15/2029	6,270,000	6,627,353
4.30%, 03/25/2028	10,000,000	11,355,819
4.75%, 12/01/2022(2)	56,000	59,259

5.05%, 03/25/2048		32,635,000	40,064,025
5.13%, 07/20/2045		2,250,000	2,754,565
CVS Pass-Through Trust
5.77%, 01/10/2033(2)		61,816	71,914
5.77%, 01/10/2033		2,273,528	2,644,941
6.04%, 12/10/2028		1,225,797	1,430,043
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)		10,109,673	10,604,388
DP World Crescent Ltd.
4.85%, 09/26/2028		1,250,000	1,395,312
Elanco Animal Health, Inc.
5.27%, 08/28/2023		2,840,000	3,056,550
5.90%, 08/28/2028		4,195,000	4,756,081
Element Fleet Management Corp.
1.60%, 04/06/2024(2)		2,195,000	2,192,432
Equifax, Inc.
3.60%, 08/15/2021		2,285,000	2,311,367
ERAC USA Finance LLC
3.80%, 11/01/2025(2)		4,605,000	5,059,419
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050		8,105,000	8,073,228
Ford Foundation
2.82%, 06/01/2070		880,000	792,156
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031(2)		20,000,000	19,079,466
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	117,292
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,646,427
Gilead Sciences, Inc.
4.60%, 09/01/2035		9,201,000	10,836,730
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910,000	35,958,492
Global Payments, Inc.
1.20%, 03/01/2026		18,100,000	17,818,061
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,544,515	5,278,331
5.11%, 03/15/2034		450,000	706,715
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050		$6,060,000	5,650,990
HCA, Inc.
3.50%, 09/01/2030		11,444,000	11,540,928
4.13%, 06/15/2029		19,898,000	22,050,670
4.50%, 02/15/2027		5,000,000	5,608,133
5.00%, 03/15/2024		9,880,000	10,993,018
5.13%, 06/15/2039		4,000,000	4,804,061
5.25%, 04/15/2025		6,314,000	7,210,004
5.25%, 06/15/2049		29,940,000	36,636,647
5.88%, 05/01/2023		844,000	918,968
7.50%, 11/06/2033		1,035,000	1,379,531
Hologic, Inc.
4.63%, 02/01/2028(2)		3,215,000	3,375,750
Humana, Inc.
3.15%, 12/01/2022		1,302,000	1,349,216
3.85%, 10/01/2024		4,014,000	4,383,529
3.95%, 03/15/2027		6,255,000	6,975,195
4.88%, 04/01/2030		14,535,000	17,081,252
IHS Markit Ltd.
4.00%, 03/01/2026(2)		6,401,000	7,050,701
4.25%, 05/01/2029		2,585,000	2,911,822
4.75%, 02/15/2025(2)		3,900,000	4,366,830
4.75%, 08/01/2028		3,425,000	3,956,012
5.00%, 11/01/2022(2)		10,211,000	10,756,029
Illumina, Inc.
2.55%, 03/23/2031		11,640,000	11,539,937
Imperial Brands Finance Plc
3.13%, 07/26/2024(2)		10,790,000	11,402,860
3.50%, 07/26/2026(2)		8,675,000	9,269,564
4.25%, 07/21/2025(2)		4,170,000	4,584,126
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000,000	7,390,314
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	118,738
2.88%, 06/15/2028		4,000,000	4,820,266
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028(2)		$2,130,000	2,332,350
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030(2)		5,532,000	6,122,513
6.50%, 04/15/2029(2)		735,000	830,182

Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)	8,765,000	8,550,433
Kraft Heinz Foods Co.
3.00%, 06/01/2026	1,950,000	2,052,073
3.88%, 05/15/2027	23,873,000	25,999,975
4.25%, 03/01/2031	11,316,000	12,458,196
4.38%, 06/01/2046	21,850,000	22,841,314
4.88%, 10/01/2049	7,855,000	8,810,267
5.00%, 06/04/2042	7,936,000	8,931,186
5.50%, 06/01/2050	1,086,000	1,329,483
Kroger Co.
5.40%, 01/15/2049	3,561,000	4,554,392
Mass General Brigham, Inc.
3.34%, 07/01/2060	3,500,000	3,563,123
Massachusetts Institute of Technology
4.68%, 07/01/2114	45,000	57,974
5.60%, 07/01/2111	72,000	109,993
Molina Healthcare, Inc.
3.88%, 11/15/2030(2)	513,000	527,749
4.38%, 06/15/2028(2)	4,418,000	4,545,945
5.38%, 11/15/2022	1,913,000	2,005,857
Moody’s Corp.
3.25%, 05/20/2050	52,000	50,474
Mylan, Inc.
5.20%, 04/15/2048	1,145,000	1,316,897
5.40%, 11/29/2043	1,290,000	1,514,977
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)	8,095,000	8,704,230
Nestle Holdings, Inc.
0.38%, 01/15/2024(2)	48,380,000	48,177,234
New York & Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,695,555
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/2028(2)	566,000	620,144
7.38%, 06/01/2025(2)	230,000	247,273
PepsiCo, Inc.
0.40%, 10/07/2023	2,043,000	2,049,904
PerkinElmer, Inc.
2.55%, 03/15/2031	12,115,000	12,002,402
3.30%, 09/15/2029	1,865,000	1,967,220
Perrigo Finance Unlimited Co.
3.15%, 06/15/2030	8,340,000	8,189,152
3.90%, 12/15/2024	9,225,000	9,808,688
4.38%, 03/15/2026	13,577,000	14,727,662
Pilgrim’s Pride Corp.
4.25%, 04/15/2031(2)	4,600,000	4,582,658
5.88%, 09/30/2027(2)	530,000	568,001
Pomona College
2.89%, 01/01/2051	7,120,000	6,901,411
Post Holdings, Inc.
4.50%, 09/15/2031(2)	2,500,000	2,472,500
4.63%, 04/15/2030(2)	2,710,000	2,716,775
5.75%, 03/01/2027(2)	3,220,000	3,386,667
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026(2)	1,360,000	1,471,588
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	4,768,000	4,409,555
2.80%, 09/15/2050	1,900,000	1,646,649
Reynolds American, Inc.
4.45%, 06/12/2025	10,905,000	12,100,617
5.70%, 08/15/2035	6,650,000	7,887,255
5.85%, 08/15/2045	9,235,000	10,885,524
Rockefeller Foundation
2.49%, 10/01/2050	7,900,000	7,232,663
Shanghai Port Group BVI Development 2 Co. Ltd.
2.38%, 07/13/2030	1,910,000	1,841,053
Shanghai Port Group BVI Development Co. Ltd.
2.85%, 09/11/2029	3,765,000	3,788,063
3.38%, 06/18/2029	4,690,000	4,894,015
Shift4 Payments LLC
4.63%, 11/01/2026(2)	1,140,000	1,182,750
Smithfield Foods, Inc.
3.00%, 10/15/2030(2)	925,000	919,903
4.25%, 02/01/2027(2)	1,290,000	1,421,582
Sutter Health
2.29%, 08/15/2030	1,600,000	1,571,719
3.16%, 08/15/2040	4,700,000	4,682,213
3.36%, 08/15/2050	11,400,000	11,281,019
Tenet Healthcare Corp.
4.63%, 07/15/2024	61,000	62,262
4.63%, 09/01/2024(2)	4,500,000	4,629,375

4.88%, 01/01/2026(2)		4,987,000	5,185,283
7.50%, 04/01/2025(2)		2,325,000	2,510,233
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,353,375
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/2023	EUR	300,000	344,774
3.25%, 04/15/2022		1,300,000	1,543,566
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$11,174,000	11,160,032
2.80%, 07/21/2023		4,490,000	4,470,019
3.15%, 10/01/2026		10,685,000	10,217,531
4.10%, 10/01/2046		7,075,000	6,212,204
7.13%, 01/31/2025		745,000	823,001
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/2031(2)		2,915,000	2,831,527
3.38%, 03/22/2027(2)		2,635,000	2,839,118
Unilever Capital Corp.
2.60%, 05/05/2024		28,544,000	30,208,983
3.00%, 03/07/2022		5,625,000	5,769,099
UnitedHealth Group, Inc.
2.00%, 05/15/2030		17,695,000	17,412,426
3.88%, 12/15/2028		1,070,000	1,205,999
3.88%, 08/15/2059		1,367,000	1,526,561
4.20%, 01/15/2047		1,288,000	1,512,504
4.75%, 07/15/2045		1,712,000	2,157,365
Universal Health Services, Inc.
5.00%, 06/01/2026(2)		7,497,000	7,684,425
US Renal Care, Inc.
10.63%, 07/15/2027(2)		558,000	613,800
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046		14,310,000	16,832,626
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,261,655
Viatris, Inc.
4.00%, 06/22/2050(2)		8,745,000	8,911,604
Yili Holding Investment Ltd.
1.63%, 11/19/2025		6,000,000	5,908,204

Total Consumer, Non-cyclical			1,586,328,563

Diversified – 0.01%
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)		4,556,575	4,988,144

Total Diversified			4,988,144

Energy – 2.65%
Aker BP ASA
2.88%, 01/15/2026(2)		1,685,000	1,740,151
3.00%, 01/15/2025(2)		1,645,000	1,701,627
3.75%, 01/15/2030(2)		16,085,000	16,591,376
4.00%, 01/15/2031(2)		12,290,000	12,811,493
Antero Resources Corp.
8.38%, 07/15/2026(2)		1,250,000	1,378,125
Boardwalk Pipelines LP
3.38%, 02/01/2023		330,000	341,298
3.40%, 02/15/2031		8,651,000	8,644,121
4.95%, 12/15/2024		2,655,000	2,972,855
5.95%, 06/01/2026		8,415,000	9,761,714
BP Capital Markets America, Inc.
2.11%, 09/16/2021		5,210,000	5,244,063
3.63%, 04/06/2030		2,641,000	2,895,999
Cameron LNG LLC
2.90%, 07/15/2031(2)		1,630,000	1,646,141
3.30%, 01/15/2035(2)		1,785,000	1,834,363
3.70%, 01/15/2039(2)		1,330,000	1,411,252
Canadian Natural Resources Ltd.
6.25%, 03/15/2038		1,345,000	1,706,187
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029		16,815,000	17,722,315
5.13%, 06/30/2027		1,300,000	1,486,705
5.88%, 03/31/2025		3,220,000	3,669,383
7.00%, 06/30/2024		2,800,000	3,222,862
Cheniere Energy, Inc.
4.63%, 10/15/2028(2)		5,005,000	5,197,893
Continental Resources, Inc.
3.80%, 06/01/2024		4,910,000	5,032,750
5.75%, 01/15/2031(2)		4,105,000	4,638,075
DCP Midstream Operating LP
6.75%, 09/15/2037(2)		1,830,000	2,042,737
8.13%, 08/16/2030		205,000	265,741
Diamondback Energy, Inc.
3.13%, 03/24/2031		3,525,000	3,519,168
3.25%, 12/01/2026		4,940,000	5,206,407

Energean Israel Finance Ltd.
5.38%, 03/30/2028(2)		4,950,000	4,968,563
5.88%, 03/30/2031(2)		6,495,000	6,421,931
Energy Transfer Operating LP
2.90%, 05/15/2025		6,950,000	7,232,296
3.75%, 05/15/2030		11,235,000	11,582,925
4.05%, 03/15/2025		415,000	448,405
4.50%, 04/15/2024		985,000	1,074,201
4.75%, 01/15/2026		4,720,000	5,240,839
4.95%, 06/15/2028		7,845,000	8,779,023
5.00%, 05/15/2050		10,034,000	10,377,607
5.15%, 03/15/2045		2,700,000	2,785,370
5.25%, 04/15/2029		2,155,000	2,453,009
5.50%, 06/01/2027		4,105,000	4,733,996
5.88%, 01/15/2024		3,180,000	3,539,894
6.00%, 06/15/2048		3,990,000	4,589,806
6.25%, 04/15/2049		7,520,000	8,827,031
6.50%, 02/01/2042		1,000,000	1,192,536
Energy Transfer Partners LP
4.50%, 11/01/2023		19,969,000	21,494,931
5.88%, 03/01/2022		1,521,000	1,572,374
ENI SpA
4.75%, 09/12/2028(2)		4,075,000	4,676,385
EQT Corp.
5.00%, 01/15/2029		1,355,000	1,449,850
8.50%, 02/01/2030		1,175,000	1,498,478
Exxon Mobil Corp.
3.45%, 04/15/2051		640,000	646,305
4.23%, 03/19/2040		2,505,000	2,818,127
4.33%, 03/19/2050		12,045,000	13,825,164
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(2)		711,000	688,780
2.94%, 09/30/2040(2)		9,830,000	9,477,321
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022		3,400,000	3,530,220
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022		3,000,000	3,137,136
4.95%, 03/23/2027		20,900,000	22,875,719
6.51%, 03/07/2022		4,045,000	4,236,409
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000,000	18,493,596
2.95%, 01/27/2029(2)		$28,600,000	27,155,814
3.00%, 06/29/2027		10,000,000	9,846,400
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)		510,000	519,122
2.60%, 10/15/2025(2)		1,575,000	1,598,274
3.45%, 10/15/2027(2)		1,420,000	1,465,560
Greenko Dutch BV
3.85%, 03/29/2026(2)		7,800,000	7,831,200
Hess Corp.
4.30%, 04/01/2027		4,305,000	4,691,763
5.60%, 02/15/2041		11,125,000	12,833,773
KazMunayGas National Co. JSC
3.50%, 04/14/2033		400,000	409,254
3.50%, 04/14/2033(2)		600,000	613,882
5.38%, 04/24/2030		1,367,000	1,617,492
5.75%, 04/19/2047		1,587,000	1,880,754
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042		30,000	33,747
Kinder Morgan, Inc.
4.30%, 06/01/2025		14,500,000	16,192,388
5.05%, 02/15/2046		150,000	169,561
5.30%, 12/01/2034		2,450,000	2,893,436
5.55%, 06/01/2045		960,000	1,147,980
Leviathan Bond Ltd.
6.13%, 06/30/2025(2)		8,515,000	9,217,488
MPLX LP
4.25%, 12/01/2027		5,655,000	6,357,214
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.50%, 02/01/2026(2)		5,315,000	5,461,163
NGPL PipeCo LLC
4.88%, 08/15/2027(2)		4,268,000	4,771,006
Noble Finance Co.
11.00%, 02/15/2028(2)(7)		24,887	26,069
11.00%, 02/15/2028(7)		34,836	36,491
NuStar Logistics LP
5.75%, 10/01/2025		2,345,000	2,510,369
Occidental Petroleum Corp.
1.64% (3 Month LIBOR USD + 1.45%), 08/15/2022(1)		313,000	309,698
2.90%, 08/15/2024		4,145,000	4,099,571

5.55%, 03/15/2026		2,820,000	2,982,432
8.00%, 07/15/2025		2,830,000	3,248,642
8.50%, 07/15/2027		960,000	1,137,600
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021		31,509	31,036
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		27,491	26,873
ONEOK, Inc.
4.25%, 02/01/2022		470,000	479,881
Pertamina Persero PT
3.10%, 08/27/2030(2)		3,263,000	3,276,662
Petrobras Global Finance BV
5.09%, 01/15/2030		6,228,000	6,470,269
6.25%, 12/14/2026	GBP	4,359,000	6,715,412
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		$2,052,000	89,262
5.50%, 04/12/2037(6)		2,500,000	108,750
6.00%, 05/16/2024(6)		2,312,000	100,572
6.00%, 11/15/2026(6)		4,600,000	200,100
9.00%, 11/17/2021(6)		200,000	8,700
9.75%, 05/17/2035(6)		830,000	36,105
Petroleos del Peru SA
4.75%, 06/19/2032		2,578,000	2,727,524
Petroleos Mexicanos
5.35%, 02/12/2028		274,000	266,438
5.95%, 01/28/2031		8,650,000	8,304,000
6.49%, 01/23/2027		1,540,000	1,609,146
6.50%, 03/13/2027		1,566,000	1,636,470
6.50%, 01/23/2029		21,083,000	21,291,089
6.63%, 06/15/2035		940,000	893,000
6.75%, 09/21/2047		13,741,000	11,682,598
6.84%, 01/23/2030		7,010,000	7,114,449
6.95%, 01/28/2060		3,895,000	3,340,703
7.69%, 01/23/2050		3,502,000	3,239,350
Petronas Capital Ltd.
3.50%, 04/21/2030(2)		2,900,000	3,101,870
4.55%, 04/21/2050(2)		1,400,000	1,656,516
Plains All American Pipeline LP
3.55%, 12/15/2029		800,000	797,647
3.80%, 09/15/2030		2,320,000	2,362,747
4.30%, 01/31/2043		4,600,000	4,231,554
4.50%, 12/15/2026		2,668,000	2,927,458
4.70%, 06/15/2044		4,880,000	4,643,107
4.90%, 02/15/2045		390,000	381,448
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027		5,600,000	5,758,702
Reliance Industries Ltd.
3.67%, 11/30/2027		8,195,000	8,893,378
4.13%, 01/28/2025		1,385,000	1,508,722
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		232,266	257,818
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		211,914	247,409
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)		485,000	551,688
Rockies Express Pipeline LLC
4.95%, 07/15/2029(2)		5,700,000	5,821,036
6.88%, 04/15/2040(2)		3,535,000	3,817,800
Ruby Pipeline LLC
8.00%, 04/01/2022(2)		3,143,939	2,578,757
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		10,555,000	11,844,694
5.00%, 03/15/2027		6,865,000	7,814,067
5.63%, 03/01/2025		15,539,000	17,767,602
5.75%, 05/15/2024		2,982,000	3,364,731
5.88%, 06/30/2026		6,040,000	7,075,664
6.25%, 03/15/2022		1,125,000	1,168,376
Saudi Arabian Oil Co.
1.25%, 11/24/2023(2)		9,000,000	9,061,952
2.25%, 11/24/2030(2)		1,600,000	1,532,235
3.25%, 11/24/2050(2)		15,430,000	13,963,372
3.50%, 04/16/2029(2)		6,300,000	6,710,492
4.25%, 04/16/2039		200,000	215,756
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)		3,110,000	3,224,137
Shell International Finance BV
4.38%, 05/11/2045		1,000,000	1,170,588
Southern Gas Corridor CJSC
6.88%, 03/24/2026		1,884,000	2,227,755

Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	1,141,744
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027	17,750,000	19,089,083
5.35%, 05/15/2045	2,250,000	2,368,070
5.40%, 10/01/2047	19,719,000	21,292,422
Tallgrass Energy Partners LP
7.50%, 10/01/2025(2)	2,785,000	2,997,635
Targa Resources Partners LP
6.88%, 01/15/2029	2,170,000	2,390,689
TC PipeLines LP
4.38%, 03/13/2025	3,330,000	3,687,336
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026	5,100,000	5,435,427
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,477,864
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/2028	1,020,000	1,132,939
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)	463,589	503,759
5.75%, 09/30/2039(2)	3,550,251	4,053,680
TransCanada PipeLines Ltd.
4.10%, 04/15/2030	8,355,000	9,313,197
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,610,000	1,691,046
4.00%, 03/15/2028	5,410,000	6,006,573
4.60%, 03/15/2048	3,995,000	4,536,041
TransMontaigne Partners LP
6.13%, 02/15/2026	2,540,000	2,552,700
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)	1,256,400	1,218,708
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)	1,802,350	1,703,221
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)	2,280,000	2,107,427
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)	464,400	441,180
Transocean, Inc.
7.25%, 11/01/2025(2)	100,000	64,000
8.00%, 02/01/2027(2)	70,000	41,388
USA Compression Partners LP
6.88%, 04/01/2026	495,000	507,684
6.88%, 09/01/2027	1,310,000	1,349,300
Valero Energy Corp.
2.15%, 09/15/2027	1,915,000	1,876,377
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	5,957,905
Williams Companies, Inc.
2.60%, 03/15/2031	13,680,000	13,371,201
3.35%, 08/15/2022	1,000,000	1,028,749
3.90%, 01/15/2025	125,000	135,362
4.00%, 09/15/2025	420,000	460,527
4.55%, 06/24/2024	6,990,000	7,703,319
4.85%, 03/01/2048	5,361,000	5,951,881
6.30%, 04/15/2040	1,323,000	1,701,080
Woodside Finance Ltd.
3.65%, 03/05/2025(2)	5,610,000	5,924,911
3.70%, 09/15/2026(2)	2,885,000	3,076,843
3.70%, 03/15/2028(2)	2,659,000	2,759,998
4.50%, 03/04/2029(2)	3,845,000	4,192,517

Total Energy		820,982,421

Financials – 11.35%
AerCap Ireland Capital DAC
3.50%, 05/26/2022	1,687,000	1,734,233
3.50%, 01/15/2025	6,586,000	6,906,324
3.65%, 07/21/2027	5,120,000	5,372,552
3.88%, 01/23/2028	10,445,000	10,944,599
3.95%, 02/01/2022	12,762,000	13,057,440
4.13%, 07/03/2023	8,300,000	8,805,201
4.63%, 07/01/2022	450,000	470,679
4.88%, 01/16/2024	4,345,000	4,727,994
6.50%, 07/15/2025	740,000	862,676
AIA Group Ltd.
3.90%, 04/06/2028(2)	2,945,000	3,211,322
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	8,720,000	9,477,829
Air Lease Corp.
3.00%, 02/01/2030	4,635,000	4,536,311
3.13%, 12/01/2030	14,900,000	14,855,828
3.25%, 10/01/2029	1,250,000	1,253,953
3.38%, 07/01/2025	5,360,000	5,661,678

3.50%, 01/15/2022		6,690,000	6,841,111
3.88%, 07/03/2023		4,000,000	4,252,924
4.63%, 10/01/2028		30,000	32,909
Aircastle Ltd.
4.13%, 05/01/2024		5,440,000	5,746,245
5.00%, 04/01/2023		5,090,000	5,425,202
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026		2,215,000	2,444,221
3.95%, 01/15/2027		3,440,000	3,834,379
3.95%, 01/15/2028		4,952,000	5,504,025
4.30%, 01/15/2026		5,995,000	6,693,539
4.70%, 07/01/2030		575,000	670,284
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025		2,490,000	2,671,457
Ally Financial, Inc.
3.88%, 05/21/2024		15,000	16,204
4.63%, 03/30/2025		16,915,000	18,815,132
5.13%, 09/30/2024		400,000	450,903
5.75%, 11/20/2025		1,315,000	1,493,942
5.80%, 05/01/2025		9,805,000	11,365,471
8.00%, 11/01/2031		5,000	6,738
8.00%, 11/01/2031		12,113,000	16,869,459
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030		7,225,000	7,231,243
3.30%, 07/15/2026		5,215,000	5,603,586
3.63%, 11/15/2027		3,733,000	4,078,107
3.75%, 04/15/2023		2,000,000	2,113,623
4.13%, 07/01/2024		2,750,000	3,007,114
American International Group, Inc.
3.90%, 04/01/2026		5,715,000	6,310,959
4.20%, 04/01/2028		2,522,000	2,832,284
American Tower Corp.
1.60%, 04/15/2026		3,690,000	3,698,413
2.10%, 06/15/2030		4,100,000	3,901,532
2.70%, 04/15/2031		30,000,000	30,033,894
AmFam Holdings, Inc.
2.81%, 03/11/2031(2)		5,500,000	5,456,648
Athene Global Funding
2.55%, 11/19/2030(2)		3,300,000	3,184,255
Athene Holding Ltd.
3.50%, 01/15/2031		1,835,000	1,885,624
4.13%, 01/12/2028		11,630,000	12,667,153
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500,000	605,346
Aviation Capital Group LLC
1.95%, 01/30/2026(2)		$2,130,000	2,075,265
2.88%, 01/20/2022(2)		8,869,000	8,997,547
3.88%, 05/01/2023(2)		100,000	104,378
4.13%, 08/01/2025(2)		168,000	179,055
4.88%, 10/01/2025(2)		3,007,000	3,272,794
5.50%, 12/15/2024(2)		3,900,000	4,360,746
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(2)		8,154,000	8,123,937
3.95%, 07/01/2024(2)		3,119,000	3,260,606
4.25%, 04/15/2026(2)		1,525,000	1,597,310
4.38%, 05/01/2026(2)		3,202,000	3,347,351
5.13%, 10/01/2023(2)		19,938,000	21,254,330
5.50%, 01/15/2023(2)		6,425,000	6,818,092
5.50%, 01/15/2026(2)		3,165,000	3,501,747
Banco Bilbao Vizcaya Argentaria SA
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2169(1)(4)	EUR	9,000,000	10,580,601
Banco Bradesco SA
3.20%, 01/27/2025(2)		$1,600,000	1,636,016
Banco de Bogota SA
4.38%, 08/03/2027		4,700,000	4,972,647
Banco Nacional de Comercio Exterior SNC/Cayman Islands
3.80% (5 Year CMT Index + 3.00%), 08/11/2026(1)(2)		500,000	499,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(2)		5,395,000	6,057,506
Banco Santander SA
2.75%, 12/03/2030		3,200,000	3,048,079
3.49%, 05/28/2030		2,000,000	2,082,187
5.18%, 11/19/2025		2,400,000	2,722,747
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(1)(4)	EUR	500,000	617,544
Bangkok Bank PCL
4.45%, 09/19/2028		$1,260,000	1,414,955
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(1)		32,940,000	33,039,463
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)		11,605,000	10,901,032
1.92% (Secured Overnight Financing Rate + 1.37%), 10/24/2031(1)		9,000,000	8,469,591

2.50% (Secured Overnight Financing Rate + 1.25%), 02/13/2031(1)		25,075,000	24,844,134
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)		6,285,000	6,271,878
2.65% (Secured Overnight Financing Rate + 1.22%), 03/11/2032(1)		25,000,000	25,063,832
2.88% (Secured Overnight Financing Rate + 1.45%), 10/22/2030(1)		4,100,000	4,214,942
4.08% (Secured Overnight Financing Rate + 3.41%), 03/20/2051(1)		8,595,000	9,543,089
4.18%, 11/25/2027		16,659,000	18,525,984
4.25%, 10/22/2026		21,015,000	23,565,932
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		17,970,000	20,203,802
4.45%, 03/03/2026		855,000	961,034
Bank of New York Mellon Corp.
4.70% (5 Year CMT Index + 4.36%), 09/20/2169(1)		451,000	488,636
Barclays Bank Plc
7.63%, 11/21/2022		3,311,000	3,633,468
Barclays Plc
2.85% (Secured Overnight Financing Rate + 2.71%), 05/07/2026(1)		5,450,000	5,705,278
3.25%, 02/12/2027	GBP	6,200,000	9,240,798
3.38% (1 Year Swap Rate EUR + 3.70%), 04/02/2025(1)(4)	EUR	1,600,000	2,048,641
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(1)		$29,545,000	29,587,545
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		16,730,000	18,057,725
4.38%, 01/12/2026		2,670,000	2,976,734
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		3,700,000	4,254,410
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(1)		1,570,000	1,778,168
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2169(1)	GBP	2,400,000	3,461,665
6.13% (5 Year CMT Index + 5.87%), 12/15/2169(1)		$4,700,000	5,132,400
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(1)	GBP	4,100,000	6,196,290
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2169(1)		3,200,000	4,963,048
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2169(1)		18,283,000	27,189,328
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2169(1)		$4,450,000	4,855,840
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2169(1)	GBP	1,600,000	2,368,064
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2169(1)		$7,495,000	7,879,119
BBVA Bancomer SA
5.13% (5 Year CMT Index + 2.65%), 01/18/2033(1)		6,000,000	6,172,560
BBVA Bancomer SA/Texas
1.88%, 09/18/2025(2)		9,010,000	9,021,263
Berkshire Hathaway Finance Corp.
4.25%, 01/15/2049		2,595,000	3,004,174
4.40%, 05/15/2042		1,000,000	1,188,252
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	412,981
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(1)(2)		20,205,000	19,760,320
BOC Aviation Ltd.
1.25% (3 Month LIBOR USD + 1.05%), 05/04/2021(1)(2)		600,000	599,778
1.32% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		500,000	498,784
2.75%, 09/18/2022(2)		300,000	305,913
Boston Properties LP
3.25%, 01/30/2031		14,015,000	14,508,954
3.85%, 02/01/2023		3,245,000	3,409,630
Brixmor Operating Partnership LP
1.26% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,870,000
2.25%, 04/01/2028		925,000	907,624
3.65%, 06/15/2024		3,624,000	3,899,415
3.85%, 02/01/2025		1,680,000	1,817,674
3.90%, 03/15/2027		7,198,000	7,858,312
4.05%, 07/01/2030		5,460,000	5,881,300
4.13%, 06/15/2026		2,980,000	3,290,325
4.13%, 05/15/2029		12,860,000	13,883,073
Brookfield Finance, Inc.
4.70%, 09/20/2047		408,000	465,270
Capital One Financial Corp.
3.65%, 05/11/2027		9,310,000	10,181,647
4.20%, 10/29/2025		195,000	215,832
4.25%, 04/30/2025		2,880,000	3,190,787
CBL & Associates LP
5.95%, 12/15/2026(6)		708,000	404,898
CBRE Services, Inc.
2.50%, 04/01/2031		4,900,000	4,749,018
4.88%, 03/01/2026		445,000	511,197
CDBL Funding 2
3.00%, 08/01/2022		1,700,000	1,737,740
Charles Schwab Corp.
2.00%, 03/20/2028		9,305,000	9,346,314
4.00% (10 year CMT Index + 3.08%), 03/01/2170(1)		700,000	688,100
4.00% (5 Year CMT Index + 3.17%), 06/01/2169(1)		16,600,000	16,845,680
5.38% (5 Year CMT Index + 4.97%), 09/01/2169(1)		1,049,000	1,158,799
China Construction Bank New Zealand Ltd.
0.94% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,105,607
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		1,700,000	1,787,125

CIT Group, Inc.
5.00%, 08/15/2022		250,000	263,125
Citigroup, Inc.
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(1)		8,975,000	8,967,982
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,328,772
3.11% (Secured Overnight Financing Rate + 2.84%), 04/08/2026(1)		5,200,000	5,550,808
4.13%, 07/25/2028		1,675,000	1,853,598
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(1)		6,395,000	7,298,051
CNO Financial Group, Inc.
5.25%, 05/30/2025		1,900,000	2,151,463
5.25%, 05/30/2029		3,840,000	4,425,303
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,356,632
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2169(1)(4)	EUR	6,000,000	7,141,743
Corporate Office Properties LP
2.25%, 03/15/2026		$3,300,000	3,353,364
2.75%, 04/15/2031		3,155,000	3,050,816
CPI Property Group SA
1.63%, 04/23/2027	EUR	100,000	119,757
4.75%, 03/08/2023		$800,000	850,821
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168,000	22,691,823
4.38%, 03/17/2025(2)		1,717,000	1,884,419
6.50% (5 Year Swap Rate EUR + 5.12%), 06/23/2169(1)	EUR	300,000	356,341
Credit Suisse AG
6.50%, 08/08/2023(2)		$1,400,000	1,539,650
Credit Suisse AG/New York NY
0.50%, 02/02/2024		10,025,000	9,911,896
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(1)(2)		9,370,000	9,072,393
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)		4,725,000	4,801,827
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(1)(2)		17,925,000	19,499,243
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2169(1)(2)		700,000	744,605
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(1)		1,800,000	1,874,736
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2170(1)(2)		400,000	433,920
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2169(1)(2)		800,000	865,862
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2170(1)(2)		2,900,000	3,066,344
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2169(1)		1,400,000	1,515,259
Crown Castle International Corp.
3.30%, 07/01/2030		1,085,000	1,135,719
3.65%, 09/01/2027		7,580,000	8,260,195
3.80%, 02/15/2028		3,220,000	3,507,814
4.15%, 07/01/2050		215,000	230,876
4.30%, 02/15/2029		11,875,000	13,310,834
4.45%, 02/15/2026		7,275,000	8,192,972
CTR Partnership LP
5.25%, 06/01/2025		194,000	198,875
CyrusOne LP
1.45%, 01/22/2027	EUR	1,300,000	1,535,203
2.15%, 11/01/2030		$10,250,000	9,472,025
CyrusOne LP / CyrusOne Finance Corp.
2.90%, 11/15/2024		3,525,000	3,724,233
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)		10,000,000	9,891,871
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,620,818
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		9,618,000	10,240,766
3.88%, 09/12/2023(2)		2,003,000	2,144,378
5.00%, 01/12/2022(2)		7,540,000	7,792,892
5.38%, 01/12/2024(2)		9,455,000	10,543,178
Deutsche Bank AG
0.11% (3 Month EURIBOR + 0.65%), 09/10/2021(1)(4)	EUR	1,700,000	1,996,170
1.63%, 01/20/2027		14,200,000	17,347,142
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(1)(4)		2,500,000	3,033,458
2.63%, 12/16/2024	GBP	900,000	1,290,881
2.63%, 02/12/2026	EUR	8,400,000	10,745,122
Deutsche Bank AG/New York NY
1.38% (3 Month LIBOR USD + 1.19%), 11/16/2022(1)		$100,000	100,284
1.69%, 03/19/2026		3,900,000	3,891,336
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(1)(15)		11,000,000	11,027,678
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)		4,895,000	5,024,560
3.55% (Secured Overnight Financing Rate + 3.04%), 09/18/2031(1)		16,820,000	17,368,111
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		15,420,000	16,696,494
Digital Realty Trust LP
4.75%, 10/01/2025		1,640,000	1,864,254
Discover Bank
4.65%, 09/13/2028		2,640,000	3,016,044
Discover Financial Services
3.75%, 03/04/2025		8,845,000	9,543,377
3.95%, 11/06/2024		6,058,000	6,600,914
4.10%, 02/09/2027		2,625,000	2,913,247

Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		1,998,545	1,991,061
EPR Properties
4.75%, 12/15/2026		140,000	147,145
4.95%, 04/15/2028		414,000	426,128
Equinix, Inc.
2.15%, 07/15/2030		17,645,000	16,775,826
3.20%, 11/18/2029		8,645,000	8,987,731
Equitable Financial Life Global Funding
1.80%, 03/08/2028(2)		13,720,000	13,415,532
Equitable Holdings, Inc.
4.35%, 04/20/2028		1,820,000	2,037,881
5.00%, 04/20/2048		30,000	36,112
Erste Group Bank AG
4.25% (5 Year Swap Rate EUR + 4.65%), 04/15/2169(1)(4)	EUR	600,000	737,921
8.88% (5 Year Swap Rate EUR + 9.02%), 10/15/2169(1)(4)		1,600,000	1,958,409
Essex Portfolio LP
3.63%, 05/01/2027		$2,785,000	3,035,804
4.00%, 03/01/2029		8,860,000	9,805,042
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050		2,400,000	2,315,322
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030		4,361,000	4,759,571
4.70%, 12/16/2026	CAD	2,300,000	2,020,585
4.85%, 04/17/2028		$138,000	153,437
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	353,882
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		5,000,000	6,061,794
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,122,813
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(2)		2,360,000	2,696,630
Fidelity National Financial, Inc.
2.45%, 03/15/2031		10,740,000	10,385,995
3.40%, 06/15/2030		5,874,000	6,130,843
4.50%, 08/15/2028		15,455,000	17,380,767
Fifth Third Bancorp
2.55%, 05/05/2027		6,835,000	7,110,649
GE Capital Funding LLC
4.05%, 05/15/2027(2)		2,225,000	2,479,236
4.40%, 05/15/2030(2)		24,770,000	28,043,419
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		3,985,000	4,320,916
4.42%, 11/15/2035		46,910,000	53,700,692
Global Atlantic Finance Co.
4.40%, 10/15/2029(2)		2,987,000	3,148,219
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)		750,000	779,603
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024		11,085,000	11,713,520
4.00%, 01/15/2030		2,665,000	2,772,266
5.25%, 06/01/2025		2,239,000	2,510,098
5.30%, 01/15/2029		5,325,000	5,969,059
5.38%, 11/01/2023		6,254,000	6,828,117
5.38%, 04/15/2026		4,285,000	4,811,412
5.75%, 06/01/2028		4,034,000	4,653,501
Goldman Sachs Group, Inc.
0.48%, 01/27/2023		34,675,000	34,627,461
0.63% (Secured Overnight Financing Rate + 0.54%), 11/17/2023(1)		21,965,000	21,968,954
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(1)		20,585,000	20,400,685
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)		1,011,000	1,084,874
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	491,773
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)		200,000	211,688
Healthcare Realty Trust, Inc.
2.05%, 03/15/2031		6,095,000	5,715,799
3.63%, 01/15/2028		8,955,000	9,624,025
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031		4,500,000	4,189,925
Healthpeak Properties, Inc.
2.88%, 01/15/2031		5,865,000	5,912,655
3.25%, 07/15/2026		610,000	658,998
3.40%, 02/01/2025		2,625,000	2,820,681
3.50%, 07/15/2029		685,000	734,279
4.00%, 06/01/2025		4,375,000	4,835,909
Highwoods Realty LP
3.05%, 02/15/2030		200,000	201,959
4.13%, 03/15/2028		4,875,000	5,274,759
4.20%, 04/15/2029		1,148,000	1,246,687

Howard Hughes Corp.
4.13%, 02/01/2029(2)		2,635,000	2,576,292
4.38%, 02/01/2031(2)		1,920,000	1,880,400
5.38%, 08/01/2028(2)		455,000	478,319
HSBC Holdings Plc
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(1)		6,595,000	6,490,272
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026(1)		8,240,000	8,245,055
1.75% (Sterling Overnight Index Average + 1.31%), 07/24/2027(1)	GBP	43,200,000	60,089,613
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)		$16,010,000	15,732,341
2.10% (Secured Overnight Financing Rate + 1.93%), 06/04/2026(1)		4,570,000	4,647,114
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)		2,300,000	2,213,466
2.63% (Secured Overnight Financing Rate + 1.40%), 11/07/2025(1)		4,555,000	4,760,460
2.85% (Secured Overnight Financing Rate + 2.39%), 06/04/2031(1)		34,320,000	34,323,257
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,400,000	3,551,210
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		$13,200,000	14,283,790
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		15,005,000	16,608,177
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,596,152
4.95%, 03/31/2030		9,900,000	11,559,047
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2170(1)	GBP	6,400,000	9,738,430
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2170(1)	EUR	600,000	766,066
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2169(1)		$3,420,000	3,834,675
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.51%), 12/01/2168(1)		200,000	201,740
Hudson Pacific Properties LP
3.25%, 01/15/2030		1,300,000	1,308,243
3.95%, 11/01/2027		4,799,000	5,143,465
Hunt Companies, Inc.
6.25%, 02/15/2026(2)		82,000	84,583
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029(2)		2,375,000	2,320,874
5.25%, 05/15/2027		4,930,000	5,090,225
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200,000	5,102,652
Industrial & Commercial Bank of China Ltd.
0.94% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		$3,500,000	3,501,053
ING Groep NV
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(1)		3,490,000	3,492,016
2.73% (Secured Overnight Financing Rate + 1.32%), 04/01/2032(1)		6,100,000	6,096,337
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.12%), 04/16/2169(1)		1,400,000	1,455,986
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		35,404,000	32,409,848
2.10%, 06/15/2030		11,715,000	11,250,688
2.65%, 09/15/2040		4,200,000	3,882,585
3.00%, 09/15/2060		9,700,000	8,600,321
International Lease Finance Corp.
8.63%, 01/15/2022		1,056,000	1,120,462
Itau Unibanco Holding SA
2.90%, 01/24/2023(2)		5,500,000	5,610,000
3.25%, 01/24/2025(2)		3,800,000	3,868,134
JAB Holdings BV
2.20%, 11/23/2030(2)		9,100,000	8,548,096
Jefferies Group LLC
6.25%, 01/15/2036		1,430,000	1,838,137
6.45%, 06/08/2027		3,660,000	4,562,105
6.50%, 01/20/2043		1,125,000	1,437,601
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	7,883,314
4.85%, 01/15/2027		1,500,000	1,725,607
JP Morgan Chase & Co.
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(1)		7,115,000	7,189,143
2.95%, 10/01/2026		2,340,000	2,502,907
3.20%, 06/15/2026		6,585,000	7,118,647
JPMorgan Chase & Co.
1.76% (Secured Overnight Financing Rate + 1.11%), 11/19/2031(1)		6,670,000	6,221,066
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(1)		15,000,000	14,216,429
2.08% (Secured Overnight Financing Rate + 1.85%), 04/22/2026(1)		8,375,000	8,601,666
2.52% (Secured Overnight Financing Rate + 2.04%), 04/22/2031(1)		29,710,000	29,647,439
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(1)		4,350,000	4,420,992
2.96% (Secured Overnight Financing Rate + 2.52%), 05/13/2031(1)		13,240,000	13,484,825
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(1)		13,825,000	15,928,796
Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	226,193
Kilroy Realty LP
2.50%, 11/15/2032		3,600,000	3,380,875
3.05%, 02/15/2030		200,000	201,428
3.45%, 12/15/2024		1,845,000	1,972,508
4.38%, 10/01/2025		2,345,000	2,578,074
Kookmin Bank
2.50%, 11/04/2030(2)		4,800,000	4,649,136
2.50%, 11/04/2030		7,100,000	6,876,847

Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(1)		14,105,000	14,002,461
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		12,390,000	12,837,267
3.50% (1 Year Swap Rate EUR + 3.75%), 04/01/2026(1)(4)	EUR	35,567,000	47,092,188
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		$420,000	453,527
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(1)		1,675,000	1,822,837
4.45%, 05/08/2025		3,665,000	4,096,245
4.55%, 08/16/2028		1,300,000	1,479,817
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2169(1)(4)	EUR	7,781,000	9,911,791
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2169(1)		$4,300,000	4,912,750
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2169(1)		3,330,000	3,712,950
7.63% (5 Year Swap Rate GBP + 5.01% + 5.01%), 06/27/2169(1)	GBP	1,900,000	2,851,806
7.88% (5 Year Swap Rate GBP + 5.01% + 4.83%), 06/27/2169(1)		900,000	1,560,106
LSEGA Financing Plc
2.00%, 04/06/2028(2)		$63,480,000	62,779,203
2.50%, 04/06/2031(2)		57,960,000	57,208,141
3.20%, 04/06/2041(2)		6,070,000	6,024,801
Macquarie Group Ltd.
1.34% (Secured Overnight Financing Rate + 1.07%), 01/12/2027(1)(2)		10,480,000	10,283,173
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		1,965,000	1,929,373
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/2050(2)		4,380,000	4,320,974
MGIC Investment Corp.
5.25%, 08/15/2028		875,000	908,906
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		1,079,000	1,158,164
Morgan Stanley
0.53% (Secured Overnight Financing Rate + 0.46%), 01/25/2024(1)		19,380,000	19,344,675
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(1)		11,405,000	10,644,957
2.70% (Secured Overnight Financing Rate + 1.14%), 01/22/2031(1)		10,000,000	10,175,284
3.95%, 04/23/2027		31,330,000	34,669,000
4.00%, 07/23/2025		8,000,000	8,878,042
4.35%, 09/08/2026		8,350,000	9,434,291
5.00%, 11/24/2025		10,320,000	11,860,594
7.50%, 04/02/2032(3)(15)		14,800,000	11,793,139
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031		17,400,000	17,074,968
Nasdaq, Inc.
0.45%, 12/21/2022		5,405,000	5,408,412
National General Holdings Corp.
6.75%, 05/15/2024(2)		12,910,000	15,141,007
National Securities Clearing Corp.
0.40%, 12/07/2023(2)		18,840,000	18,799,205
Nationwide Building Society
0.55%, 01/22/2024(2)		16,400,000	16,313,858
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,383,765
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		5,305,000	5,603,772
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	6,165,500
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,516,336
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000,000	4,318,143
Nationwide Mutual Insurance Co.
2.47% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180,000	6,173,239
Natwest Group Plc
1.75% (3 Month EURIBOR + 1.08%), 03/02/2026(1)	EUR	37,379,000	46,249,626
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)		400,000	494,082
2.50%, 03/22/2023		3,400,000	4,182,025
3.88%, 09/12/2023		$8,643,000	9,268,560
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		16,200,000	17,672,092
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	4,889,493
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,303,801
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,639,064
6.00% (5 Year CMT Index + 5.63%), 09/30/2169(1)		8,300,000	9,106,760
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2169(1)		7,151,000	8,384,548
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2169(1)		6,100,000	6,244,875
Navient Corp.
5.00%, 03/15/2027		1,997,000	2,001,993
5.50%, 01/25/2023		3,000,000	3,112,500
5.88%, 10/25/2024		30,000	31,503
6.13%, 03/25/2024		14,000	14,823
6.50%, 06/15/2022		3,941,000	4,133,597
6.63%, 07/26/2021		2,969,000	3,024,669
6.75%, 06/15/2026		5,089,000	5,516,476
7.25%, 01/25/2022		15,500,000	16,061,875
7.25%, 09/25/2023		221,000	239,196
NE Property BV
1.88%, 10/09/2026	EUR	1,200,000	1,418,394
New York Life Global Funding
0.85%, 01/15/2026(2)		$12,430,000	12,146,205
1.70%, 09/14/2021(2)		6,775,000	6,818,935
2.35%, 07/14/2026(2)		1,000,000	1,042,327

New York Life Insurance Co.
3.75%, 05/15/2050(2)		8,801,000	9,313,481
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	660,802
Nomura Holdings, Inc.
2.68%, 07/16/2030		16,300,000	16,005,267
Old Republic International Corp.
3.88%, 08/26/2026		5,155,000	5,731,575
4.88%, 10/01/2024		335,000	377,586
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033		8,700,000	8,334,561
4.50%, 01/15/2025		5,050,000	5,458,161
OneAmerica Financial Partners, Inc.
4.25%, 10/15/2050(2)		1,000,000	964,699
OneMain Finance Corp.
5.63%, 03/15/2023		3,658,000	3,872,908
6.13%, 05/15/2022		3,548,000	3,716,530
6.13%, 03/15/2024		2,400,000	2,592,000
Pacific LifeCorp
3.35%, 09/15/2050(2)		2,500,000	2,427,449
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(2)		6,564,000	6,855,308
5.25%, 08/15/2022(2)		6,248,000	6,559,267
5.50%, 02/15/2024(2)		4,459,000	4,847,086
Physicians Realty LP
3.95%, 01/15/2028		177,000	189,222
Prologis LP
1.25%, 10/15/2030		1,985,000	1,800,633
QNB Finance Ltd.
1.65% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)		3,400,000	3,412,750
1.79% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)		2,400,000	2,406,480
2.63%, 05/12/2025		2,450,000	2,540,381
2.75%, 02/12/2027		4,950,000	5,116,320
Quicken Loans LLC
5.25%, 01/15/2028(2)		3,595,000	3,774,750
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.63%, 03/01/2029(2)		2,120,000	2,040,500
3.88%, 03/01/2031(2)		9,975,000	9,600,938
Raymond James Financial, Inc.
4.95%, 07/15/2046		4,420,000	5,417,588
5.63%, 04/01/2024		1,617,000	1,847,465
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,622,917
3.70%, 06/15/2030		4,025,000	4,303,384
4.13%, 03/15/2028		970,000	1,060,257
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	945,399
Royal Bank of Canada
0.50%, 10/26/2023		15,460,000	15,472,365
Sabra Health Care LP
3.90%, 10/15/2029		200,000	204,080
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255,000	6,613,319
3.50%, 06/07/2024		50,000	53,461
4.40%, 07/13/2027		153,000	170,193
Santander UK Group Holdings Plc
1.09% (Secured Overnight Financing Rate + 0.79%), 03/15/2025(1)		31,335,000	31,360,381
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(1)		7,300,000	7,239,125
2.90% (Secured Overnight Financing Rate + 1.48%), 03/15/2032(1)		24,900,000	24,752,592
3.57%, 01/10/2023		7,450,000	7,615,493
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		4,990,000	5,448,191
4.75%, 09/15/2025(2)		1,025,000	1,135,975
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		13,465,000	14,818,690
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2169(1)	GBP	5,800,000	8,665,535
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2169(1)		5,647,000	8,144,775
SBA Communications Corp.
3.13%, 02/01/2029(2)		$14,200,000	13,648,330
SBA Tower Trust
2.33%, 01/15/2028(2)		1,555,000	1,580,155
2.84%, 01/15/2025(2)		3,250,000	3,409,160
3.17%, 04/11/2022(2)		2,005,000	2,008,575
3.45%, 03/15/2023(2)		430,000	452,836
3.72%, 04/11/2023(2)		3,515,000	3,576,709
3.87%, 10/08/2024(2)		10,196,000	10,802,610
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300,000	1,361,620
5.72%, 06/16/2021		3,720,000	3,746,040
Shimao Group Holdings Ltd.
4.75%, 07/03/2022		8,900,000	9,041,974

Shinhan Bank Co. Ltd.
3.88%, 03/24/2026		1,385,000	1,517,653
4.00%, 04/23/2029		4,574,000	4,975,049
Simon Property Group LP
2.65%, 07/15/2030		7,550,000	7,567,902
3.30%, 01/15/2026		1,515,000	1,622,193
3.80%, 07/15/2050		2,570,000	2,594,075
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		2,520,000	2,551,500
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,998,703
4.25%, 02/01/2026		2,500,000	2,667,080
4.70%, 06/01/2027		8,000,000	8,738,041
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,189,022
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	889,829
Societe Generale SA
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705,000	7,692,962
4.25%, 04/14/2025(2)		2,340,000	2,533,811
4.75%, 11/24/2025(2)		9,285,000	10,310,461
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2169(1)(2)		400,000	445,360
6.75% (5 Year Swap Rate EUR + 5.54%), 10/07/2169(1)	EUR	300,000	351,878
7.38% (5 Year Swap Rate USD + 6.24%), 03/13/2169(1)(2)		$2,100,000	2,145,150
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2170(1)(2)		3,700,000	4,000,625
Spirit Realty LP
3.40%, 01/15/2030		200,000	207,419
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		5,600,000	5,611,120
1.37% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		5,565,000	5,601,553
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		24,180,000	23,494,880
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853,000	25,937,919
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	138,091
Stichting AK Rabobank Certificaten
2.19%, 03/29/2170(3)	EUR	3,876,300	5,886,548
STORE Capital Corp.
2.75%, 11/18/2030		$2,500,000	2,446,631
4.50%, 03/15/2028		128,000	140,885
4.63%, 03/15/2029		200,000	222,564
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/2024		3,125,000	3,110,730
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/2030		1,000,000	1,011,870
2.88%, 01/21/2030		6,000,000	6,096,212
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,820,073
4.25%, 08/15/2024		6,100,000	6,635,624
4.38%, 03/19/2024		10,823,000	11,799,189
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(2)		7,205,000	7,010,463
4.27%, 05/15/2047(2)		515,000	578,870
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500,000	7,953,759
4.90%, 09/15/2044(2)		1,505,000	1,840,412
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175,000	19,143,472
TP ICAP Ltd.
5.25%, 01/26/2024	GBP	100,000	150,939
UBS AG
5.13%, 05/15/2024		$200,000	220,000
UBS Group AG
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(2)		6,800,000	6,432,230
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2170(1)	EUR	4,100,000	4,993,661
7.00% (5 Year Swap Rate USD + 4.87% + 4.87%), 02/19/2170(1)		$200,000	228,000
7.13% (5 Year Swap Rate USD + 4.87% + 5.88%), 08/10/2169(1)		300,000	305,405
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600,000	2,610,389
6.75% (5 Year Swap Rate EUR + 6.10%), 03/10/2170(1)	EUR	4,200,000	5,027,344
7.83%, 12/04/2023(2)		$13,400,000	15,546,305
Unique Pub Finance Co. Plc
5.66%, 06/30/2027	GBP	3,040,442	4,442,672
7.40%, 03/28/2024		3,107,000	4,518,892
Ventas Realty LP
3.00%, 01/15/2030		$1,765,000	1,799,837
3.25%, 10/15/2026		7,052,000	7,603,705
3.85%, 04/01/2027		1,485,000	1,640,926
4.40%, 01/15/2029		3,000,000	3,366,739
VEREIT Operating Partnership LP
2.20%, 06/15/2028		1,250,000	1,226,629
2.85%, 12/15/2032		11,498,000	11,135,263
3.40%, 01/15/2028		4,060,000	4,281,149

3.95%, 08/15/2027		4,155,000	4,559,411
4.60%, 02/06/2024		6,215,000	6,799,607
4.63%, 11/01/2025		14,740,000	16,637,889
4.88%, 06/01/2026		4,800,000	5,496,233
Voyager Aviation Holdings LLC / Voyager Finance Co.
9.00%, 08/15/2021(2)(5)		186,000	95,790
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,059,353
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,744,374
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(1)		31,720,000	32,722,581
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(1)		3,600,000	3,715,488
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)		19,655,000	20,144,289
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(1)		14,225,000	14,302,027
2.88% (Secured Overnight Financing Rate + 1.43%), 10/30/2030(1)		32,492,000	33,470,388
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)		12,455,000	12,213,458
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		17,000,000	18,221,000
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(1)		9,455,000	10,308,461
3.75%, 01/24/2024		2,905,000	3,141,367
3.90% (5 Year CMT Index + 3.45%), 03/15/2170(1)		14,500,000	14,643,550
4.30%, 07/22/2027		3,980,000	4,498,588
4.48% (Secured Overnight Financing Rate + 4.03%), 04/04/2031(1)		705,000	811,856
Welltower, Inc.
3.95%, 09/01/2023		13,500,000	14,601,686
4.00%, 06/01/2025		4,690,000	5,155,643
4.50%, 01/15/2024		650,000	710,497
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630,000	10,644,878

Total Financials			3,512,050,714

Government – 0.12%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200,000	596,878
European Investment Bank
0.25%, 09/15/2023		$30,865,000	30,819,228
International Finance Corp.
5.85%, 11/25/2022	INR	353,580,000	4,866,009
8.00%, 10/09/2023	IDR	9,100,000,000	662,812

Total Government			36,944,927

Industrials – 1.73%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		2,990,000	3,264,706
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(2)		2,410,000	2,532,874
Arrow Electronics, Inc.
4.00%, 04/01/2025		3,622,000	3,898,438
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025(2)		540,000	569,700
Avnet, Inc.
3.75%, 12/01/2021		2,210,000	2,248,668
4.63%, 04/15/2026		10,485,000	11,576,824
4.88%, 12/01/2022		5,855,000	6,214,948
BAE Systems Plc
3.40%, 04/15/2030(2)		7,045,000	7,477,986
Ball Corp.
4.00%, 11/15/2023		750,000	797,344
Berry Global, Inc.
0.95%, 02/15/2024(2)		8,145,000	8,106,637
1.57%, 01/15/2026(2)		3,800,000	3,740,036
4.88%, 07/15/2026(2)		7,385,000	7,814,475
Boeing Co.
2.20%, 02/04/2026		19,000,000	18,941,081
2.25%, 06/15/2026		2,170,000	2,173,052
2.95%, 02/01/2030		2,790,000	2,782,235
3.10%, 05/01/2026		370,000	391,927
3.20%, 03/01/2029		1,855,000	1,878,579
3.25%, 02/01/2035		1,109,000	1,074,751
3.38%, 06/15/2046		9,940,000	8,789,873
3.50%, 03/01/2039		735,000	705,797
3.55%, 03/01/2038		375,000	362,651
3.63%, 03/01/2048		1,941,000	1,791,786
3.65%, 03/01/2047		1,140,000	1,047,242
3.75%, 02/01/2050		11,354,000	10,875,399
3.83%, 03/01/2059		1,023,000	951,751
3.85%, 11/01/2048		1,840,000	1,775,536
3.90%, 05/01/2049		3,893,000	3,777,276
3.95%, 08/01/2059		12,715,000	12,223,064
4.88%, 05/01/2025		1,419,000	1,579,983
5.04%, 05/01/2027		6,560,000	7,478,845
5.15%, 05/01/2030		8,833,000	10,173,368

5.71%, 05/01/2040	10,110,000	12,371,875
5.81%, 05/01/2050	36,229,000	45,610,515
5.88%, 02/15/2040	1,850,000	2,259,958
5.93%, 05/01/2060	13,022,000	16,708,857
Bombardier, Inc.
6.00%, 10/15/2022(2)	248,000	248,000
6.13%, 01/15/2023(2)	100,000	104,125
7.88%, 04/15/2027(2)	1,492,000	1,463,189
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)	4,439,000	4,556,581
3.75%, 05/01/2028(2)	3,520,000	3,688,412
Carrier Global Corp.
2.72%, 02/15/2030	7,345,000	7,411,789
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,126,389
Cemex SAB de CV
3.88%, 07/11/2031(2)	13,295,000	12,975,920
5.20%, 09/17/2030(2)	8,900,000	9,625,439
5.45%, 11/19/2029(2)	3,460,000	3,790,430
Clean Harbors, Inc.
4.88%, 07/15/2027(2)	1,639,000	1,729,145
5.13%, 07/15/2029(2)	680,000	721,908
DAE Funding LLC
4.50%, 08/01/2022(2)	183,000	184,144
5.00%, 08/01/2024(2)	8,307,000	8,556,210
5.25%, 11/15/2021(2)	6,844,000	6,963,770
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,630,000	1,691,353
5.40%, 02/01/2027	960,000	1,000,560
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(2)	2,075,000	1,810,437
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/2050(2)	1,400,000	1,596,980
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(2)	1,561,000	1,631,245
6.75%, 03/15/2022(2)	2,337,000	2,339,921
General Dynamics Corp.
3.00%, 05/11/2021	5,585,000	5,600,302
General Electric Co.
3.51% (3 Month LIBOR USD + 3.33%), 06/15/2169(1)	6,834,000	6,458,130
3.63%, 05/01/2030	6,765,000	7,283,635
4.35%, 05/01/2050	13,905,000	15,433,782
5.55%, 01/05/2026	3,610,000	4,278,802
5.88%, 01/14/2038	1,000,000	1,294,067
6.15%, 08/07/2037	36,000	47,299
6.75%, 03/15/2032	5,231,000	7,006,222
6.88%, 01/10/2039	1,027,000	1,444,330
Graphic Packaging International LLC
4.13%, 08/15/2024	50,000	53,063
4.75%, 07/15/2027(2)	1,500,000	1,638,750
Guangzhou Metro Investment Finance Ltd.
2.31%, 09/17/2030	$6,650,000	6,208,972
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)	7,220,000	7,279,716
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	3,995,000	4,358,771
4.20%, 05/01/2030	2,465,000	2,734,372
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/2031(2)	7,545,000	7,163,827
Jabil, Inc.
3.00%, 01/15/2031	2,470,000	2,451,962
4.70%, 09/15/2022	3,685,000	3,896,376
John Deere Capital Corp.
0.66% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)	10,000,000	10,052,296
0.70%, 01/15/2026	1,350,000	1,323,612
2.95%, 04/01/2022	7,475,000	7,679,165
Keysight Technologies, Inc.
3.00%, 10/30/2029	5,800,000	6,021,658
4.60%, 04/06/2027	800,000	915,848
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(2)	510,000	517,012
OI European Group BV
4.00%, 03/15/2023(2)	216,000	221,400
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023	200,000	211,500
PowerTeam Services LLC
9.03%, 12/04/2025(2)	2,000,000	2,205,000
Rolls-Royce Plc
5.75%, 10/15/2027	GBP 1,400,000	2,096,101

Sealed Air Corp.
4.00%, 12/01/2027(2)		$505,000	516,994
5.25%, 04/01/2023(2)		1,000,000	1,058,750
SF Holding Investment Ltd.
2.88%, 02/20/2030		4,665,000	4,685,255
Siemens Financieringsmaatschappij NV
0.80% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,770,061
1.70%, 03/11/2028(2)		2,625,000	2,576,962
2.15%, 03/11/2031(2)		9,365,000	9,134,203
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		200,000	200,682
4.13%, 07/15/2023(2)		13,215,000	14,063,579
Spirit AeroSystems, Inc.
4.60%, 06/15/2028		2,125,000	2,082,500
Standard Industries, Inc./NJ
2.25%, 11/21/2026	EUR	2,000,000	2,377,954
3.38%, 01/15/2031(2)		$3,500,000	3,316,250
4.38%, 07/15/2030(2)		5,114,000	5,160,026
5.00%, 02/15/2027(2)		2,500,000	2,606,250
Textron, Inc.
3.00%, 06/01/2030		23,695,000	24,067,670
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,242,323
8.00%, 12/15/2025(2)		1,470,000	1,600,830
Triumph Group, Inc.
5.25%, 06/01/2022		482,000	477,783
6.25%, 09/15/2024(2)		751,000	762,040
Trivium Packaging Finance BV
5.50%, 08/15/2026(2)		6,909,000	7,245,814
Vertical US Newco, Inc.
5.25%, 07/15/2027(2)		3,445,000	3,606,484
Vulcan Materials Co.
3.50%, 06/01/2030		1,400,000	1,501,150
Waste Pro USA, Inc.
5.50%, 02/15/2026(2)		2,121,000	2,171,374
Weekley Homes LLC / Weekley Finance Corp.
4.88%, 09/15/2028(2)		1,115,000	1,142,875
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025		5,200,000	5,501,207
4.40%, 03/15/2024		1,000,000	1,087,256
4.95%, 09/15/2028		3,200,000	3,645,957
WRKCo, Inc.
3.00%, 06/15/2033		1,445,000	1,464,051
3.75%, 03/15/2025		815,000	889,354

Total Industrials			534,015,588

Technology – 1.25%
Amdocs Ltd.
2.54%, 06/15/2030		15,503,000	15,243,047
Apple, Inc.
3.85%, 05/04/2043		1,250,000	1,413,757
4.65%, 02/23/2046		1,250,000	1,554,256
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027		9,150,000	9,936,032
Broadcom, Inc.
2.45%, 02/15/2031(2)		7,100,000	6,701,025
2.60%, 02/15/2033(2)		11,395,000	10,614,852
3.46%, 09/15/2026		14,340,000	15,379,055
4.11%, 09/15/2028		3,068,000	3,354,092
4.15%, 11/15/2030		15,872,000	17,131,604
4.30%, 11/15/2032		28,227,000	30,731,764
4.75%, 04/15/2029		1,392,000	1,565,136
5.00%, 04/15/2030		11,612,000	13,234,386
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)		248,000	252,799
Citrix Systems, Inc.
3.30%, 03/01/2030		2,300,000	2,365,629
Dell International LLC / EMC Corp.
4.90%, 10/01/2026(2)		5,900,000	6,693,508
5.30%, 10/01/2029(2)		3,695,000	4,322,271
5.85%, 07/15/2025(2)		6,300,000	7,344,496
6.02%, 06/15/2026(2)		8,100,000	9,589,159
6.10%, 07/15/2027(2)		1,600,000	1,923,442
6.20%, 07/15/2030(2)		1,900,000	2,359,239
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	108,750
Hewlett Packard Enterprise Co.
0.96% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		2,500,000	2,500,409
Leidos, Inc.
2.30%, 02/15/2031(2)		8,800,000	8,310,280
4.38%, 05/15/2030(2)		212,000	235,668

Lenovo Group Ltd.
3.42%, 11/02/2030(2)	11,300,000	11,346,037
Microchip Technology, Inc.
4.33%, 06/01/2023	22,025,000	23,622,738
Micron Technology, Inc.
4.19%, 02/15/2027	8,539,000	9,480,818
4.64%, 02/06/2024	6,512,000	7,170,797
4.66%, 02/15/2030	15,005,000	17,044,728
5.33%, 02/06/2029	7,324,000	8,616,191
NXP BV
5.35%, 03/01/2026(2)	1,945,000	2,270,081
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 05/01/2025(2)	500,000	524,382
3.15%, 05/01/2027(2)	15,705,000	16,688,802
4.30%, 06/18/2029(2)	566,000	633,031
Open Text Corp.
3.88%, 02/15/2028(2)	445,000	447,973
Open Text Holdings, Inc.
4.13%, 02/15/2030(2)	1,715,000	1,738,478
Oracle Corp.
2.30%, 03/25/2028(15)	39,355,000	39,843,776
2.88%, 03/25/2031	8,595,000	8,749,137
3.60%, 04/01/2050	14,135,000	13,690,904
3.65%, 03/25/2041	5,000,000	5,059,665
3.85%, 04/01/2060	5,663,000	5,556,681
3.95%, 03/25/2051	9,505,000	9,798,365
4.00%, 07/15/2046	1,909,000	1,965,299
Roper Technologies, Inc.
2.95%, 09/15/2029	1,930,000	2,009,883
Seagate HDD Cayman
3.13%, 07/15/2029(2)	6,000,000	5,794,950
4.09%, 06/01/2029(2)	4,079,000	4,156,603
4.13%, 01/15/2031(2)	3,000,000	3,046,275
4.88%, 06/01/2027	431,000	473,561
5.75%, 12/01/2034	1,122,000	1,272,786
TSMC Global Ltd.
1.00%, 09/28/2027(2)	5,575,000	5,357,371
VMware, Inc.
3.90%, 08/21/2027	160,000	174,691
4.70%, 05/15/2030	6,036,000	6,957,576
Western Digital Corp.
4.75%, 02/15/2026	744,000	820,223

Total Technology		387,176,458

Utilities – 1.94%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,637,371
AES Corp.
2.45%, 01/15/2031(2)	4,485,000	4,288,027
3.95%, 07/15/2030(2)	2,040,000	2,180,923
Alliant Energy Finance LLC
1.40%, 03/15/2026(2)	925,000	907,386
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	103,128
American Water Capital Corp.
3.45%, 05/01/2050	1,148,000	1,160,774
4.15%, 06/01/2049	1,425,000	1,639,495
Appalachian Power Co.
2.70%, 04/01/2031	25,000,000	24,933,333
APT Pipelines Ltd.
3.88%, 10/11/2022(2)	1,360,000	1,421,101
4.25%, 07/15/2027(2)	11,420,000	12,640,686
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,877,702
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	6,969,167
Calpine Corp.
3.75%, 03/01/2031(2)	9,495,000	9,049,684
China Southern Power Grid International Finance BVI 2018 Co. Ltd.
4.25%, 09/18/2028	1,180,000	1,308,914
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,276,098
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027	5,000,000	5,454,300
DPL, Inc.
4.13%, 07/01/2025(2)	1,525,000	1,615,615
Duke Energy Carolinas LLC
2.55%, 04/15/2031	13,765,000	13,855,027
3.70%, 12/01/2047	2,500,000	2,655,674
3.88%, 03/15/2046	2,750,000	2,968,084
4.25%, 12/15/2041	1,650,000	1,882,673

Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	1,005,506
4.20%, 08/15/2045	1,000,000	1,130,652
Duquesne Light Holdings, Inc.
5.90%, 12/01/2021(2)	1,500,000	1,548,895
Edison International
4.95%, 04/15/2025	13,131,000	14,657,015
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031	1,400,000	1,401,309
Enel Finance International NV
3.50%, 04/06/2028(2)	1,505,000	1,609,616
3.63%, 05/25/2027(2)	16,020,000	17,329,259
4.63%, 09/14/2025(2)	7,000,000	7,926,574
FirstEnergy Corp.
3.35%, 07/15/2022	2,075,000	2,106,125
3.40%, 03/01/2050	9,400,000	8,225,000
FirstEnergy Transmission LLC
2.87%, 09/15/2028(2)	16,876,000	17,012,790
4.35%, 01/15/2025(2)	7,535,000	8,167,931
IPALCO Enterprises, Inc.
4.25%, 05/01/2030(2)	1,245,000	1,356,253
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,156,605
4.05%, 07/01/2023	3,812,000	4,069,672
Jersey Central Power & Light Co.
4.30%, 01/15/2026(2)	2,000,000	2,185,598
4.70%, 04/01/2024(2)	150,000	163,100
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,726,350
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,230,198
4.30%, 01/15/2029(2)	5,000,000	5,509,055
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(2)	700,000	758,461
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	1,150,000	1,155,750
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	24,200,000	24,277,373
Northern States Power Co.
3.60%, 09/15/2047	1,800,000	1,923,332
4.00%, 08/15/2045	1,000,000	1,123,341
NRG Energy, Inc.
4.45%, 06/15/2029(2)	7,405,000	8,070,615
5.25%, 06/15/2029(2)	2,120,000	2,268,400
5.75%, 01/15/2028	1,990,000	2,114,375
Pacific Gas & Electric Co.
2.10%, 08/01/2027	14,183,000	13,886,215
2.50%, 02/01/2031	6,150,000	5,802,536
2.95%, 03/01/2026	3,312,000	3,412,592
3.15%, 01/01/2026	6,569,000	6,842,306
3.25%, 06/15/2023	2,670,000	2,780,797
3.25%, 06/01/2031	2,300,000	2,289,829
3.30%, 03/15/2027	2,052,000	2,139,201
3.30%, 12/01/2027	3,700,000	3,864,073
3.30%, 08/01/2040	4,970,000	4,498,444
3.40%, 08/15/2024	2,476,000	2,623,145
3.45%, 07/01/2025	7,759,500	8,211,674
3.50%, 06/15/2025	10,754,000	11,400,816
3.50%, 08/01/2050	9,498,000	8,242,035
3.75%, 02/15/2024	2,914,000	3,098,921
3.75%, 07/01/2028	18,443,500	19,538,149
3.75%, 08/15/2042	1,883,000	1,725,443
3.85%, 11/15/2023	1,259,000	1,336,036
3.95%, 12/01/2047	4,606,000	4,239,146
4.00%, 12/01/2046	3,182,000	2,952,618
4.25%, 08/01/2023	15,600,000	16,641,629
4.25%, 03/15/2046	409,000	391,509
4.30%, 03/15/2045	12,052,000	11,731,046
4.45%, 04/15/2042	7,667,000	7,566,504
4.50%, 07/01/2040	6,103,000	6,191,701
4.50%, 12/15/2041	3,353,000	3,249,584
4.55%, 07/01/2030	39,919,500	43,296,700
4.60%, 06/15/2043	1,248,000	1,259,189
4.65%, 08/01/2028	100,000	110,071
4.75%, 02/15/2044	7,706,000	7,882,648
4.95%, 07/01/2050	4,972,500	5,110,212
Pennsylvania Electric Co.
3.25%, 03/15/2028(2)	200,000	205,450
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/2028(2)	11,800,000	13,643,750

Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	25,000,000	24,743,002
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,568,965
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	25,495
Sempra Energy
3.25%, 06/15/2027	8,634,000	9,236,729
Southern California Edison Co.
3.65%, 02/01/2050	1,595,000	1,577,825
4.00%, 04/01/2047	455,000	468,702
4.13%, 03/01/2048	570,000	597,262
5.75%, 04/01/2035	70,000	89,907
6.00%, 01/15/2034	20,000	26,159
6.65%, 04/01/2029	192,000	233,783
Southern California Gas Co.
5.13%, 11/15/2040	12,000	14,835
Southern Co.
3.25%, 07/01/2026	8,000,000	8,563,012
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915,000	2,117,867
5.88%, 03/15/2041	1,920,000	2,537,043
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	11,067,230
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,179,882
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	404,000	412,415
3.50%, 05/04/2027	5,330,000	5,792,198
3.75%, 05/02/2023(2)	4,235,000	4,477,369
Talen Energy Supply LLC
6.63%, 01/15/2028(2)	250,000	249,735
TNB Global Ventures Capital Bhd
3.24%, 10/19/2026	4,030,000	4,276,875
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	3,208,866
5.15%, 11/15/2021	678,000	689,565
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,385,000	8,774,340
3.70%, 01/30/2027(2)	14,530,000	15,134,224

Total Utilities		599,261,566

Total Corporate Bonds (Cost: $9,975,357,206)		10,236,504,696

Convertible Securities – 0.22%
Communications – 0.08%
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	7,228,600
3.38%, 08/15/2026	10,045,000	9,656,258
Expedia Group, Inc.
0.00%, 02/15/2026(2)	2,735,000	2,985,253
Twitter, Inc.
0.00%, 03/15/2026(2)	3,375,000	3,189,375
Uber Technologies, Inc.
0.00%, 12/15/2025(2)	2,455,000	2,579,284

Total Communications		25,638,770

Consumer, Cyclical – 0.04%
Marriott Vacations Worldwide Corp.
0.00%, 01/15/2026(2)	1,955,000	2,315,453
Peloton Interactive, Inc.
0.00%, 02/15/2026(2)	2,775,000	2,624,110
Southwest Airlines Co.
1.25%, 05/01/2025	3,310,000	5,682,856

Total Consumer, Cyclical		10,622,419

Consumer, Non-cyclical – 0.09%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	2,545,000	2,575,285
1.25%, 05/15/2027(2)	10,100,000	9,904,060
Livongo Health, Inc.
0.88%, 06/01/2025(2)	330,000	559,548
Neurocrine Biosciences, Inc.
2.25%, 05/15/2024	2,155,000	2,897,128
Shift4 Payments, Inc.
0.00%, 12/15/2025(2)	2,510,000	3,139,006
Teladoc Health, Inc.
1.25%, 06/01/2027(2)	6,125,000	6,806,713

Total Consumer, Non-cyclical		25,881,740

Technology – 0.00%(8)
Bentley Systems, Inc.
0.13%, 01/15/2026(2)	350,000	361,746

Total Technology		361,746

Utilities – 0.01%
NRG Energy, Inc.
2.75%, 06/01/2048		3,335,000	3,884,717

Total Utilities			3,884,717

Total Convertible Securities (Cost: $63,459,923)			66,389,392

Government Related – 25.25%
Other Government Related – 2.38%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,291,000	2,349,952
2.70%, 09/02/2070(2)		6,469,000	5,466,305
3.88%, 04/16/2050		200,000	217,120
3.88%, 04/16/2050(2)		5,400,000	5,862,240
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,147,453
Argentina Bocon
34.07% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,763,815	32,530
Argentina Treasury Bond BONCER
1.00%, 08/05/2021		207,690,000	3,341,728
1.50%, 03/25/2024		9,677,000	126,561
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804,000	568,580
Argentine Republic Government International Bond
0.13%, 07/09/2030(3)		$29,002,672	9,702,844
0.13%, 07/09/2035(3)		4,446,707	1,327,387
0.13%, 01/09/2038(3)		261,019	95,423
0.13%, 07/09/2041(3)		8,908,204	3,067,184
0.13%, 07/09/2046(3)		114,993	35,245
1.00%, 07/09/2029		1,108,815	397,510
Bonos del Tesoro Nacional en Pesos Badlar
36.05% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)	ARS	219,181,000	2,299,450
Brazil Letras do Tesouro Nacional
0.00%, 10/01/2021	BRL	515,000,000	89,672,843
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025		119,192,000	22,843,903
Brazilian Government International Bond
3.88%, 06/12/2030		$4,400,000	4,268,484
Chile Government International Bond
2.45%, 01/31/2031		1,300,000	1,305,057
2.55%, 01/27/2032		1,770,000	1,783,629
City & County of Denver CO Airport System Revenue
2.14%, 11/15/2029		6,730,000	6,719,968
City of New York NY
1.92%, 08/01/2031		4,350,000	4,050,552
2.05%, 03/01/2032		2,480,000	2,309,348
3.55%, 12/01/2028		3,645,000	3,998,413
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610,000	1,587,583
2.83%, 11/01/2041		6,510,000	6,561,328
Ciudad Autonoma de Buenos Aires/Government Bonds
37.30% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(1)	ARS	314,346,000	3,075,702
37.82% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(1)		401,380,000	3,992,737
39.09% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)		566,081,000	6,492,693
Colombia Government International Bond
3.00%, 01/30/2030		$3,800,000	3,721,606
3.13%, 04/15/2031		392,000	383,909
5.00%, 06/15/2045		1,674,000	1,783,496
5.20%, 05/15/2049		700,000	769,153
Commonwealth of Massachusetts
3.00%, 03/01/2049		3,820,000	3,998,800
Commonwealth of Puerto Rico
4.13%, 07/01/2022(6)		100,000	81,250
5.00%, 07/01/2021(6)		240,000	199,500
5.00%, 07/01/2028(6)		20,000	17,525
5.00%, 07/01/2041(6)		395,000	318,962
5.13%, 07/01/2028(6)		30,000	26,250
5.13%, 07/01/2031(6)		2,590,000	2,266,250
5.13%, 07/01/2037(6)		190,000	155,562
5.25%, 07/01/2026(6)		200,000	175,750
5.25%, 07/01/2037(6)		100,000	87,875
5.38%, 07/01/2030(6)		165,000	140,869
5.50%, 07/01/2032(6)		1,610,000	1,402,712
5.50%, 07/01/2039(6)		520,000	435,500
5.70%, 07/01/2023(6)		170,000	145,775
5.75%, 07/01/2038(6)		80,000	69,000
5.75%, 07/01/2041(6)		100,000	86,250
6.00%, 07/01/2038(6)		610,000	540,612
6.00%, 07/01/2039(6)		55,000	47,712
6.50%, 07/01/2040(6)		30,000	26,250
8.00%, 07/01/2035(6)		800,000	628,000

County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900,000	887,426
2.71%, 10/01/2033		1,290,000	1,271,924
3.45%, 10/01/2030		600,000	633,175
Croatia Government International Bond
6.00%, 01/26/2024		1,253,000	1,431,653
Dominican Republic International Bond
4.50%, 01/30/2030(2)		3,330,000	3,363,300
4.88%, 09/23/2032		2,500,000	2,550,000
Egypt Government International Bond
5.58%, 02/21/2023(2)		400,000	416,064
7.60%, 03/01/2029(2)		1,550,000	1,648,611
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,038,250
Export Import Bank of Thailand
1.46%, 10/15/2025		3,184,000	3,162,667
Export-Import Bank of India
1.21% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)(15)		9,600,000	9,581,088
Export-Import Bank of Korea
6.75%, 08/09/2022	INR	306,900,000	4,253,550
Greater Orlando Aviation Authority
5.00%, 10/01/2054		$500,000	604,677
Guatemala Government Bond
5.38%, 04/24/2032(2)		600,000	679,500
6.13%, 06/01/2050(2)		800,000	926,008
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	7,999,800
Indonesia Government International Bond
2.85%, 02/14/2030		2,000,000	2,036,046
Israel Government International Bond
3.88%, 07/03/2050		3,000,000	3,297,384
4.50%, 04/03/2120		1,400,000	1,667,386
Korea Electric Power Corp.
7.00%, 02/01/2027		1,335,000	1,711,976
Korea National Oil Corp.
1.63%, 10/05/2030(2)		4,180,000	3,896,640
Korea South-East Power Co. Ltd.
1.00%, 02/03/2026		1,260,000	1,239,739
Los Angeles Community College District/CA
2.11%, 08/01/2032		1,410,000	1,385,569
Los Angeles Department of Water
6.01%, 07/01/2039		675,000	873,734
Massachusetts School Building Authority
2.87%, 10/15/2031		3,745,000	3,932,827
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065,000	2,557,900
Mexican Bonos
6.75%, 03/09/2023	MXN	436,703,400	22,076,068
Mexico Government International Bond
2.66%, 05/24/2031		$7,776,000	7,333,390
3.77%, 05/24/2061		20,308,000	17,957,349
4.50%, 04/22/2029		773,000	857,056
4.75%, 04/27/2032		2,000,000	2,227,000
4.75%, 03/08/2044		1,000,000	1,054,030
5.00%, 04/27/2051		2,400,000	2,601,432
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370,000	2,245,077
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580,000	2,560,389
2.69%, 05/01/2033		1,275,000	1,303,708
2.80%, 02/01/2026		1,850,000	1,989,038
3.95%, 08/01/2032		1,900,000	2,094,304
4.00%, 05/01/2043		1,750,000	2,019,001
5.27%, 05/01/2027		5,820,000	6,981,563
New York City Water & Sewer System
4.00%, 06/15/2050		915,000	1,067,557
5.00%, 06/15/2050		2,315,000	2,933,364
5.75%, 06/15/2041		240,000	337,147
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,142,600
5.29%, 03/15/2033		830,000	995,137
New York State Urban Development Corp.
4.00%, 03/15/2043		6,475,000	7,374,124
Panama Government International Bond
2.25%, 09/29/2032		2,200,000	2,091,122
3.16%, 01/23/2030		6,109,000	6,355,071
3.88%, 03/17/2028		800,000	873,984
Paraguay Government International Bond
4.70%, 03/27/2027		2,030,000	2,263,470
4.95%, 04/28/2031(2)		1,200,000	1,356,012

Peru Government Bond
5.94%, 02/12/2029	PEN	21,282,000	6,454,264
6.15%, 08/12/2032		17,826,000	5,158,379
6.95%, 08/12/2031		5,192,000	1,606,928
Peruvian Government International Bond
1.86%, 12/01/2032		$650,000	591,825
2.78%, 01/23/2031		2,000,000	2,000,420
2.84%, 06/20/2030		1,470,000	1,490,889
4.13%, 08/25/2027		2,141,000	2,391,069
5.94%, 02/12/2029	PEN	11,140,000	3,378,466
5.94%, 02/12/2029(2)		11,637,000	3,529,192
6.15%, 08/12/2032(2)		2,151,000	640,257
6.35%, 08/12/2028(2)		12,544,000	3,910,528
6.90%, 08/12/2037(2)		879,000	252,528
6.95%, 08/12/2031		1,183,000	366,139
6.95%, 08/12/2031(2)		11,230,000	3,475,694
8.20%, 08/12/2026(2)		15,908,000	5,554,601
Philippine Government International Bond
1.65%, 06/10/2031		$563,000	531,730
2.46%, 05/05/2030		887,000	895,844
Province of Quebec Canada
0.60%, 07/23/2025		7,535,000	7,424,009
Provincia de Buenos Aires/Government Bonds
37.85% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476,000	13,168,355
37.93% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)		52,056,000	554,614
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100,000	88,625
Qatar Government International Bond
4.50%, 04/23/2028		2,459,000	2,865,128
4.63%, 06/02/2046		1,657,000	1,960,231
5.10%, 04/23/2048		600,000	758,280
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		15,790,000	15,753,926
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000,000	2,655,560
8.25%, 03/31/2032		60,400,000	3,535,500
8.75%, 02/28/2048		16,700,000	886,594
8.88%, 02/28/2035		43,200,000	2,483,572
10.50%, 12/21/2026		1,668,900,000	128,389,970
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534,000	1,509,149
4.85%, 09/30/2029		11,735,000	11,797,900
4.88%, 04/14/2026		700,000	735,000
5.75%, 09/30/2049		5,200,000	4,784,780
Romanian Government International Bond
3.00%, 02/14/2031		2,500,000	2,497,385
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2044		1,460,000	1,760,489
Saudi Government International Bond
2.38%, 10/26/2021		17,900,000	18,087,234
2.75%, 02/03/2032(2)		1,500,000	1,500,030
3.25%, 10/22/2030		700,000	736,708
3.63%, 03/04/2028		2,500,000	2,715,625
3.75%, 01/21/2055(2)		600,000	587,520
4.00%, 04/17/2025		16,000,000	17,602,560
4.50%, 10/26/2046		750,000	824,093
4.63%, 10/04/2047		800,000	895,938
5.00%, 04/17/2049		1,400,000	1,655,136
Serbia International Bond
1.65%, 03/03/2033(2)	EUR	3,200,000	3,638,500
3.13%, 05/15/2027(2)		1,998,000	2,593,115
State of Illinois
5.10%, 06/01/2033		$225,000	253,319
6.73%, 04/01/2035		70,000	84,480
7.35%, 07/01/2035		55,000	68,295
State of Israel
3.38%, 01/15/2050		8,400,000	8,484,000
3.80%, 05/13/2060		16,900,000	18,112,575
Texas Public Finance Authority
8.25%, 07/01/2024		3,300,000	3,315,197
Turkey Government International Bond
3.25%, 03/23/2023		2,050,000	1,969,255
4.63%, 03/31/2025	EUR	6,300,000	7,387,493
5.75%, 03/22/2024		$600,000	593,688
5.75%, 05/11/2047		2,800,000	2,268,420
6.35%, 08/10/2024		1,782,000	1,784,227
7.25%, 12/23/2023		4,000,000	4,119,200
7.63%, 04/26/2029		11,900,000	12,223,680
Uruguay Government International Bond
4.38%, 01/23/2031		1,800,000	2,087,712

Venezuela Government International Bond
6.00%, 12/09/2049(6)	30,000	2,955
7.00%, 03/31/2038(6)	187,000	18,887
7.65%, 04/21/2025(6)	534,000	53,934
7.75%, 04/13/2022(6)	100,000	9,750
8.25%, 10/13/2024(6)	7,294,000	740,341
9.00%, 05/07/2023(6)	110,000	11,165
9.00%, 05/07/2023(6)	7,405,000	751,608
9.25%, 09/15/2027(6)	1,049,000	107,523
9.25%, 05/07/2028(6)	420,000	43,050
11.75%, 10/21/2026(6)	120,000	12,180
11.95%, 08/05/2031(6)	3,200,000	328,000

Total Other Government Related		737,849,420

U.S. Treasury Obligations – 22.87%
U.S. Treasury Inflation Indexed Bond
0.13%, 10/15/2025(9)	70,569,800	76,875,138
0.13%, 07/15/2030(9)	10,508,575	11,405,225
0.13%, 01/15/2031(9)	142,258,030	153,125,581
0.25%, 07/15/2029(9)(10)	44,791,194	49,283,144
0.25%, 02/15/2050(9)	4,476,780	4,674,504
0.63%, 02/15/2043(9)	341,325	385,528
0.75%, 02/15/2042(9)	578,820	668,831
0.75%, 02/15/2045(9)	4,221,192	4,882,292
0.88%, 02/15/2047(9)	4,768,016	5,739,065
1.00%, 02/15/2046(9)	2,207,960	2,702,940
1.00%, 02/15/2048(9)	3,500,541	4,352,886
1.00%, 02/15/2049(9)	6,549,039	8,195,082
1.38%, 02/15/2044(9)	561,195	732,929
2.13%, 02/15/2040(9)	242,050	347,023
2.13%, 02/15/2041(9)	358,347	518,166
U.S. Treasury Note/Bond
0.13%, 04/30/2022	78,405,000	78,435,627
0.13%, 05/31/2022	57,150,000	57,165,627
0.13%, 08/31/2022	61,755,000	61,755,000
0.13%, 09/30/2022	78,645,000	78,638,856
0.13%, 12/31/2022(10)	252,100,000	251,991,675
0.13%, 01/31/2023	326,860,000	326,706,784
0.13%, 02/28/2023	955,571,000	954,973,768
0.13%, 01/15/2024(10)	194,040,000	193,069,800
0.13%, 02/15/2024	92,000,000	91,504,063
0.25%, 03/15/2024	211,835,000	211,272,313
0.38%, 03/31/2022	83,370,000	83,617,505
0.38%, 01/31/2026	207,000,000	201,873,517
0.50%, 02/28/2026	864,160,000	847,281,875
0.75%, 03/31/2026	578,425,000	573,408,968
0.88%, 11/15/2030	417,800,000	386,399,719
1.13%, 08/31/2021	155,800,000	156,505,969
1.13%, 02/29/2028	76,082,000	74,750,565
1.13%, 02/15/2031	648,680,000	612,901,244
1.38%, 11/15/2040	67,000,000	56,991,875
1.38%, 08/15/2050	73,900,000	57,665,094
1.63%, 12/15/2022	44,950,000	46,084,285
1.63%, 11/15/2050	345,727,000	288,087,827
1.88%, 02/15/2041	251,534,000	234,201,735
1.88%, 02/15/2051	473,720,000	420,426,500
2.25%, 08/15/2049	116,300,000	112,461,192
2.50%, 02/15/2045	49,400,000	50,430,453
2.75%, 08/15/2021	89,900,000	90,820,071
2.75%, 11/15/2047	250,000	267,295
3.00%, 05/15/2045	30,000,000	33,440,625
3.00%, 02/15/2048	15,800,000	17,711,430
3.00%, 08/15/2048(10)	10,405,000	11,676,361
3.00%, 02/15/2049	64,740,000	72,731,344
3.13%, 05/15/2048	12,780,000	14,656,064

Total U.S. Treasury Obligations		7,073,793,360

Total Government Related (Cost: $7,963,075,234)		7,811,642,780

Mortgage-Backed Obligations – 26.93%
280 Park Avenue 2017-280P Mortgage Trust
0.99% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,315,632	1,316,030
Alen 2021-ACEN Mortgage Trust
1.26% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160,000	11,163,320
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	497,301	513,710
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	153,419	159,617
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	288,117	295,960
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	333,771	343,085
Alternative Loan Trust 2005-56
1.57% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(1)	4,379,221	4,272,267

Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	10,244,620	8,095,299
Alternative Loan Trust 2006-HY12
3.23%, 08/25/2036, Series 2006-HY12, Class A5(5)	213,235	213,759
Alternative Loan Trust 2006-OA17
0.31% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(1)	14,505,445	12,596,748
Alternative Loan Trust 2006-OA22
0.32% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047, Series 2006-OA22, Class A2(1)	12,963,294	12,000,348
Alternative Loan Trust 2006-OA3
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(1)	5,399,119	4,768,662
Alternative Loan Trust 2006-OA7
1.20% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(1)	10,451,932	9,399,056
Alternative Loan Trust 2006-OC5
0.63% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(1)	8,126,631	7,557,296
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	15,937,881	12,411,437
Alternative Loan Trust 2007-HY7C
0.25% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037, Series 2007-HY7C, Class A1(1)	2,562,364	2,508,770
Alternative Loan Trust 2007-OA2
0.24% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(1)	11,459,654	9,777,115
1.10% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(1)	23,739,760	20,819,318
Alternative Loan Trust 2007-OA4
0.28% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047, Series 2007-OA4, Class A1(1)	1,774,558	1,678,523
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059, Series 2019-3, Class A3(2)(5)	2,355,936	2,366,035
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(2)(5)	8,500,000	8,482,898
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(2)(5)	3,533,193	3,601,481
4.02%, 11/25/2048, Series 2019-1, Class A2(2)(5)	925,914	943,313
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049, Series 2019-2, Class A1(2)(5)	1,357,065	1,382,027
3.78%, 03/25/2049, Series 2019-2, Class A2(2)(5)	1,584,455	1,612,500
4.07%, 03/25/2049, Series 2019-2, Class M1(2)(5)	3,460,000	3,572,446
Angel Oak Mortgage Trust LLC
1.69%, 04/25/2065, Series 2020-3, Class A1(2)(5)	3,983,218	4,022,313
Angel Oak Mortgage Trust LLC 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(2)(5)	2,140,626	2,159,846
2.97%, 05/25/2065, Series 2020-5, Class M1(2)(5)	2,480,000	2,549,587
Ashford Hospitality Trust 2018-ASHF
1.36% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035, Series 2018-ASHF, Class B(1)(2)	1,530,000	1,522,885
Ashford Hospitality Trust 2018-KEYS
1.56% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000,000	2,985,109
Austin Fairmont Hotel Trust 2019-FAIR
1.36% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155,000	2,150,944
1.56% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500,000	5,472,405
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(2)(5)	5,325,000	5,891,415
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(2)(5)	6,575,000	7,398,841
BAMLL Re-REMIC Trust 2016-RRLD11
5.79%, 06/17/2050, Series 2016-LD11, Class AJB(2)(5)	100,000	48,728
5.79%, 06/17/2050, Series 2016-LD11, Class AJA(2)(5)	229,739	229,640
Banc of America Commercial Mortgage Trust 2007-5
5.82%, 02/10/2051, Series 2007-5, Class AJ(5)	5,835,234	6,073,498
Banc of America Funding 2015-R7 Trust
1.30% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	752,356	765,227
Banc of America Funding 2015-R8 Trust
1.22%, 11/26/2046, Series 2015-R8, Class 1A1(2)(5)	970,379	990,966
Banc of America Funding 2015-R9 Trust
0.31% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	11,178,326	10,864,365
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(2)(5)	2,715,000	2,780,357
BBCMS 2019-BWAY Mortgage Trust
2.27% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/15/2034, Series 2019-BWAY, Class D(1)(2)	2,025,000	1,995,424
BBCMS Trust 2013-TYSN
3.76%, 09/05/2032, Series 2013-TYSN, Class A2(2)	102,514	102,651
BBCMS Trust 2018-CBM
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037, Series 2018-CBM, Class A(1)(2)	2,305,000	2,302,213
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(2)	1,290,000	1,283,265
BCAP LLC 2014-RR2
0.60% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	16,343,786	15,952,480
Bear Stearns ALT-A Trust 2005-1
1.23% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(1)	6,093,807	6,325,256
Bear Stearns ARM Trust 2003-3
3.15%, 05/25/2033, Series 2003-3, Class 3A1(5)	460,561	463,762
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.64%, 10/12/2041, Series 2006-T24, Class B(2)(5)	8,229,664	8,299,661
Bear Stearns Mortgage Funding Trust 2007-AR4
0.32% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(1)	13,092,898	12,732,174

Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(5)		3,095,000	3,406,632
BFLD 2019-DPLO
1.65% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)		4,650,000	4,632,323
Braemar Hotels & Resorts Trust 2018-Prime
1.16% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)		3,000,000	2,966,950
Brass NO 8 Plc
0.89% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)		1,671,646	1,678,517
BX Commercial Mortgage Trust 2019-IMC
1.41% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034, Series 2019-IMC, Class B(1)(2)		4,870,000	4,839,773
2.26% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034, Series 2019-IMC, Class E(1)(2)		4,215,000	4,135,660
BX Trust 2018-GW
0.91% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485,000	2,484,207
BX Trust 2019-CALM
0.98% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 11/15/2032, Series 2019-CALM, Class A(1)(2)		10,000,000	9,999,998
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(2)		2,755,000	2,878,704
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(2)		3,800,000	4,087,335
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(2)		5,010,000	5,575,437
Cantor Commercial Real Estate Lending 2019-CF2
3.27%, 11/15/2052, Series 2019-CF2, Class B		2,780,000	2,823,302
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(2)		5,185,000	5,368,097
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(2)		5,868,125	4,455,359
CIM Trust
2.50%, 01/25/2057, Series 2021-R2, Class A2(2)(5)(16)		14,500,000	14,500,000
2.57%, 07/25/2059, Series 2021-NR2, Class A1(2)(3)(16)		10,545,000	10,553,436
CIM Trust 2018-R4
4.07%, 12/26/2057, Series 2018-R4, Class A1(2)(5)		14,134,464	14,190,753
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(2)(5)		9,915,742	9,938,882
CIM Trust 2018-R6
1.19% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)		12,484,679	12,378,404
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(2)(5)		19,017,864	18,606,859
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(2)(5)		22,313,904	21,767,476
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(2)(5)		27,395,888	23,024,699
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(2)(5)		17,463,375	17,214,125
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(2)(5)		29,876,040	29,621,828
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(2)(5)		31,386,130	31,356,646
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class D(2)(5)		3,120,000	3,150,041
3.52%, 05/10/2035, Series 2013-375P, Class C(2)(5)		4,250,000	4,338,654
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048, Series 2015-GC27, Class AS		430,000	460,485
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058, Series 2015-GC33, Class AS		1,350,000	1,474,901
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		2,140,000	2,338,637
Citigroup Commercial Mortgage Trust 2018-B2
4.67%, 03/10/2051, Series 2018-B2, Class C(5)		1,195,000	1,194,612
Citigroup Commercial Mortgage Trust 2020-555
2.83%, 12/10/2041, Series 2020-555, Class B(2)		2,150,000	2,102,657
3.03%, 12/10/2041, Series 2020-555, Class C(2)		1,530,000	1,463,682
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068, Series 2018-A, Class A1(2)(5)		1,335,351	1,339,847
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066, Series 2019-B, Class A1(2)(5)		3,080,791	3,108,290
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(2)(5)		2,769,461	2,907,403
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(2)(5)		2,573,772	2,602,224
Clavis Securities Plc
0.25% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(1)	GBP	914,747	1,230,213
Cold Storage Trust 2020-ICE5
1.76% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)		$3,533,851	3,537,168
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049, Series 2019-3, Class A1(2)(5)		1,279,614	1,285,372
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(2)(5)		2,378,951	2,388,360
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(2)		880,000	893,106

Comm 2013-CCRE13 Mortgage Trust
4.89%, 11/10/2046, Series 2013-CR13, Class C(5)		7,470,000	8,079,973
COMM 2014-CR14 Mortgage Trust
4.62%, 02/10/2047, Series 2014-CR14, Class C(5)		6,770,000	7,127,843
COMM 2014-UBS2 Mortgage Trust
4.97%, 03/10/2047, Series 2014-UBS2, Class C(5)		800,000	835,684
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5		1,990,000	2,185,822
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM		2,495,000	2,674,328
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3		3,110,000	3,397,928
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(2)(5)		1,285,000	1,335,082
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(2)		5,150,000	5,062,985
Commercial Mortgage Pass Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(2)		425,000	413,529
Connecticut Avenue Securities Trust 2020-R02
0.86% (1 Month LIBOR USD + 0.75%), 01/25/2040, Series 2020-R02, Class 2M1(1)(2)		690,063	689,842
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.48%, 08/26/2058, Series 2019-RPL4, Class A1(2)(5)		651,913	652,065
CRSNT Trust 2021-MOON
1.31% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)		20,000,000	20,000,000
1.66% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)		12,000,000	12,000,000
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(5)		8,560,000	8,991,657
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5		840,000	893,603
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049, Series 2016-C7, Class AS(5)		6,160,000	6,693,385
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4		6,050,000	6,220,323
3.28%, 09/15/2052, Series 2019-C17, Class AS		2,625,000	2,779,328
3.48%, 09/15/2052, Series 2019-C17, Class B		3,015,000	3,075,299
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4		94,633	96,439
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(2)		6,175,000	5,867,915
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(2)		2,800,000	2,849,157
3.53%, 08/15/2037, Series 2020-NET, Class C(2)		4,405,000	4,556,115
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(2)(5)		11,641,563	11,779,944
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(2)(5)		3,591,085	3,650,306
CSMC Trust 2013-5R
0.63% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		3,608,909	3,439,211
DBCG 2017-BBG Mortgage Trust
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645,000	2,643,402
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050, Series 2017-C6, Class B(5)		2,750,000	2,932,570
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(2)(5)		2,540,000	2,639,535
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(2)		5,545,000	5,780,284
3.07%, 09/15/2045, Series 2019-MTC, Class D(2)(5)		4,450,000	4,269,409
Deephaven Residential Mortgage Trust 2019-2
3.56%, 04/25/2059, Series 2019-2A, Class A1(2)(5)		1,567,785	1,573,318
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(1)		4,067,546	3,648,064
Durham Mortgages Plc
0.66% (3 Month LIBOR GBP + 0.60%), 03/31/2054, Series Series 2018-BX(1)	GBP	18,889,064	26,006,584
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(2)(5)		$3,110,000	3,371,034
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(2)(5)		3,932,000	4,012,414
3.05%, 11/25/2059, Series 2019-2, Class A3(2)(5)		2,413,033	2,457,048
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(2)(5)		10,376,319	10,370,627
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%), 04/23/2029(1)(2)	EUR	733,041	862,241
Eurosail-UK 2007-5np Plc
0.85% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(1)	GBP	9,159,139	12,052,459
Eurosail-UK 2007-6nc Plc
0.78% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(1)		222,844	301,016
Fannie Mae
1.50%, 05/01/2036(11)		$90,950,000	91,217,566
2.00%, 04/01/2036(11)		35,530,000	36,463,462
2.00%, 04/01/2051(11)		57,000,000	56,893,126

2.00%, 05/01/2051(11)	141,775,000	145,321,106
2.00%, 05/01/2051(11)	1,645,050,000	1,638,945,335
2.00%, 06/01/2051(11)	328,400,000	326,514,268
2.50%, 04/01/2051(11)	110,395,000	113,284,245
2.50%, 05/01/2051(11)	279,675,000	286,393,755
2.50%, 06/01/2051(11)	73,200,000	74,798,391
3.00%, 04/01/2051(11)	56,595,000	58,949,440
3.00%, 05/01/2051(11)	141,900,000	147,830,976
3.00%, 06/01/2051(11)	99,000,000	103,076,015
4.00%, 04/01/2051(11)	124,135,000	133,183,277
4.50%, 04/01/2051(11)	27,875,000	30,344,551
5.00%, 04/01/2051(11)	14,295,000	15,836,459
Fannie Mae Connecticut Avenue Securities
0.96% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 07/25/2030, Series 2018-C01, Class 1ED2(1)	5,763,061	5,688,678
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 08/25/2030, Series 2018-C02, Class 2EB2(1)	2,895,725	2,829,295
1.11% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/25/2030, Series 2017-C06, Class 2ED1(1)	3,595,029	3,552,195
1.21% (1 Month LIBOR USD + 1.10%), 11/25/2029, Series 2017-C04, Class 2ED2(1)	6,782,587	6,693,544
1.46% (1 Month LIBOR USD + 1.35%), 09/25/2029, Series 2017-C02, Class 2ED3(1)	5,923,155	5,932,285
3.66% (1 Month LIBOR USD + 3.55%), 07/25/2029, Series 2017-C01, Class 1M2(1)	2,271,546	2,339,774
4.66% (1 Month LIBOR USD + 4.55%), 02/25/2025, Series 2015-C01, Class 2M2(1)	202,078	202,598
Fannie Mae Pool
1.50%, 04/01/2036	17,675,000	17,765,900
2.00%, 04/01/2036	17,100,000	17,564,172
2.00%, 10/01/2040	8,336,991	8,435,041
2.00%, 11/01/2040	25,163,652	25,506,168
2.00%, 04/01/2051	228,905,000	228,633,290
2.46%, 04/01/2040	8,775,000	8,604,233
2.50%, 07/01/2030	417,643	437,822
2.50%, 07/01/2030	560,864	587,942
2.50%, 08/01/2030	1,008,535	1,057,208
2.50%, 11/01/2031	1,388,414	1,457,586
2.50%, 01/01/2032	1,520,657	1,590,215
2.50%, 02/01/2035	4,415,446	4,630,953
2.50%, 11/01/2050	6,807,865	6,999,222
2.50%, 11/01/2050	8,346,304	8,572,697
2.50%, 11/01/2050	16,693,111	17,156,501
2.50%, 12/01/2050	297,516	305,586
2.50%, 12/01/2050	20,490,957	21,046,772
2.50%, 02/01/2051	5,700,307	5,872,261
2.50%, 02/01/2051	8,955,161	9,211,356
2.50%, 02/01/2051	26,792,758	27,600,993
2.50%, 02/01/2051	36,986,204	38,101,946
2.50%, 04/01/2051	9,730,000	9,993,925
3.00%, 11/01/2027	196,037	208,284
3.00%, 06/01/2028	18,114	19,137
3.00%, 09/01/2028	13,410	14,179
3.00%, 10/01/2028	236,780	250,377
3.00%, 11/01/2028	381,116	404,609
3.00%, 02/01/2030	6,727,422	7,099,626
3.00%, 03/01/2030	7,021,016	7,409,825
3.00%, 05/01/2030	132,678	140,391
3.00%, 09/01/2030	1,790,251	1,902,031
3.00%, 12/01/2030	586,485	620,611
3.00%, 09/01/2031	483,155	510,375
3.00%, 06/01/2032	1,031,590	1,089,759
3.00%, 09/01/2032	2,060,224	2,178,605
3.00%, 10/01/2032	7,726,211	8,161,329
3.00%, 12/01/2032	1,879,315	2,006,538
3.00%, 02/01/2033	11,134	11,775
3.00%, 06/01/2033	3,890	4,029
3.00%, 10/01/2033	1,593,647	1,680,558
3.00%, 11/01/2033	5,349,461	5,667,343
3.00%, 02/01/2034	3,403,586	3,598,444
3.00%, 07/01/2034	304,184	321,451
3.00%, 12/01/2034	4,370,937	4,641,810
3.00%, 01/01/2035	1,461,254	1,549,579
3.00%, 01/01/2035	2,918,522	3,106,338
3.00%, 02/01/2035	2,451,999	2,608,177
3.00%, 11/01/2036	187,672	200,239
3.00%, 11/01/2036	1,213,753	1,286,570
3.00%, 11/01/2036	1,501,378	1,595,578
3.00%, 12/01/2036	215,081	229,482
3.00%, 12/01/2036	1,644,537	1,749,230
3.00%, 10/01/2037	22,656	23,596
3.00%, 03/01/2038	1,674,072	1,744,220
3.00%, 04/01/2040	4,045,006	4,322,066
3.00%, 04/01/2040	4,164,361	4,439,916
3.00%, 04/01/2040	4,843,895	5,158,776
3.00%, 01/01/2043	1,785,855	1,890,016
3.00%, 02/01/2043	2,789,486	2,963,978

3.00%, 04/01/2043	2,031,779	2,160,395
3.00%, 05/01/2043	824,652	872,380
3.00%, 06/01/2043	2,213,887	2,353,828
3.00%, 07/01/2043	220,855	235,500
3.00%, 08/01/2043	125,047	133,965
3.00%, 08/01/2043	6,007,107	6,387,390
3.00%, 09/01/2043	1,032,218	1,098,913
3.00%, 02/01/2044	35,809	38,357
3.00%, 05/01/2045	448,216	476,171
3.00%, 05/01/2045	930,208	985,600
3.00%, 07/01/2045	4,348,084	4,620,947
3.00%, 05/01/2046	6,786,068	7,116,186
3.00%, 06/01/2046	297,918	315,675
3.00%, 07/01/2046	1,513,741	1,599,551
3.00%, 08/01/2046	90,624	94,846
3.00%, 09/01/2046	4,521,085	4,802,739
3.00%, 10/01/2046	1,509,375	1,596,706
3.00%, 11/01/2046	368,502	389,316
3.00%, 11/01/2046	391,658	414,565
3.00%, 11/01/2046	677,603	715,715
3.00%, 11/01/2046	1,228,331	1,291,971
3.00%, 11/01/2046	1,450,783	1,531,652
3.00%, 11/01/2046	1,530,248	1,614,294
3.00%, 11/01/2046	1,657,505	1,751,324
3.00%, 11/01/2046	3,751,161	3,957,960
3.00%, 12/01/2046	31,906	33,536
3.00%, 01/01/2047	2,021,331	2,117,681
3.00%, 01/01/2047	12,768,692	13,374,296
3.00%, 04/01/2047	1,585,550	1,669,264
3.00%, 04/01/2047	2,120,763	2,221,755
3.00%, 06/01/2047	1,924,214	2,041,354
3.00%, 08/01/2047	9,077,025	9,599,199
3.00%, 11/01/2047	3,815,250	4,028,566
3.00%, 04/01/2048	17,580,603	18,621,983
3.00%, 09/01/2048	654,361	686,889
3.00%, 09/01/2048	1,346,795	1,415,815
3.00%, 02/01/2049	2,051,918	2,162,371
3.00%, 08/01/2049	1,587,682	1,684,381
3.00%, 03/01/2050	2,464,582	2,567,361
3.00%, 03/01/2050	13,114,279	13,805,064
3.00%, 04/01/2050	279,958	295,920
3.00%, 07/01/2050	3,168,658	3,359,427
3.00%, 07/01/2050	37,949,878	40,002,025
3.00%, 08/01/2050	1,654,290	1,742,124
3.00%, 08/01/2050	3,190,917	3,359,944
3.00%, 09/01/2050	297,725	313,826
3.00%, 10/01/2050	5,732,250	6,052,763
3.50%, 01/01/2030	683,813	737,720
3.50%, 12/01/2030	2,149,045	2,318,138
3.50%, 04/01/2031	1,047,574	1,127,953
3.50%, 11/01/2031	1,615,950	1,723,511
3.50%, 08/01/2032	766,406	825,174
3.50%, 08/01/2032	3,451,020	3,712,178
3.50%, 11/01/2032	1,273,055	1,366,810
3.50%, 09/01/2033	5,891,585	6,280,598
3.50%, 12/01/2033	1,984,901	2,137,568
3.50%, 02/01/2035	93,473	100,970
3.50%, 05/01/2035	5,432,147	5,793,835
3.50%, 01/01/2036	881,325	946,525
3.50%, 01/01/2038	3,981,836	4,224,164
3.50%, 12/01/2041	52,982	57,654
3.50%, 06/01/2042	37,749	40,806
3.50%, 06/01/2042	65,741	71,281
3.50%, 07/01/2042	44,459	47,983
3.50%, 07/01/2042	353,865	382,524
3.50%, 08/01/2042	100,899	109,071
3.50%, 09/01/2042	127,172	138,350
3.50%, 09/01/2042	167,551	182,279
3.50%, 12/01/2042	823,568	895,960
3.50%, 12/01/2042	1,172,572	1,265,197
3.50%, 01/01/2043	72,266	78,347
3.50%, 01/01/2043	199,730	217,978
3.50%, 03/01/2043	824,886	900,248
3.50%, 04/01/2043	55,698	59,927
3.50%, 06/01/2043	118,051	128,320
3.50%, 06/01/2043	716,447	778,775
3.50%, 06/01/2043	1,119,344	1,209,514
3.50%, 06/01/2043	1,755,427	1,915,817
3.50%, 07/01/2043	85,688	92,940
3.50%, 07/01/2043	136,352	148,213

3.50%, 08/01/2043	80,511	87,867
3.50%, 08/01/2043	81,610	88,011
3.50%, 09/01/2043	382,967	416,902
3.50%, 01/01/2044	386,543	421,668
3.50%, 01/01/2044	552,991	603,220
3.50%, 01/01/2044	807,636	877,482
3.50%, 01/01/2044	3,991,496	4,355,456
3.50%, 03/01/2044	182,543	198,590
3.50%, 07/01/2044	452,848	489,199
3.50%, 12/01/2044	280,295	305,747
3.50%, 02/01/2045	351,842	383,774
3.50%, 04/01/2045	41,385	44,567
3.50%, 04/01/2045	857,524	920,897
3.50%, 05/01/2045	1,069,910	1,148,904
3.50%, 06/01/2045	1,293,327	1,384,044
3.50%, 06/01/2045	1,550,207	1,672,420
3.50%, 07/01/2045	1,802,998	1,940,262
3.50%, 08/01/2045	35,319	37,923
3.50%, 09/01/2045	2,904,951	3,137,470
3.50%, 10/01/2045	227,913	244,605
3.50%, 11/01/2045	243,893	261,865
3.50%, 11/01/2045	3,702,195	3,960,421
3.50%, 12/01/2045	748,648	804,166
3.50%, 01/01/2046	22,258	23,946
3.50%, 01/01/2046	51,380	55,122
3.50%, 02/01/2046	14,050,010	15,069,260
3.50%, 04/01/2046	321,289	343,561
3.50%, 05/01/2046	450,166	490,995
3.50%, 06/01/2046	382,857	410,900
3.50%, 06/01/2046	921,286	985,243
3.50%, 06/01/2046	1,934,918	2,087,299
3.50%, 06/01/2046	2,399,806	2,584,288
3.50%, 06/01/2046	2,930,474	3,139,995
3.50%, 07/01/2046	739,445	789,767
3.50%, 09/01/2046	3,420,329	3,654,279
3.50%, 12/01/2046	1,178,149	1,255,782
3.50%, 01/01/2047	583,965	623,816
3.50%, 01/01/2047	938,151	998,522
3.50%, 01/01/2047	3,250,197	3,503,628
3.50%, 01/01/2047	12,913,042	13,763,509
3.50%, 02/01/2047	620,030	659,965
3.50%, 02/01/2047	756,338	803,784
3.50%, 03/01/2047	113,280	120,575
3.50%, 07/01/2047	5,793,271	6,150,895
3.50%, 08/01/2047	10,009,219	10,761,761
3.50%, 11/01/2047	5,858,843	6,216,752
3.50%, 12/01/2047	2,962,759	3,188,506
3.50%, 12/01/2047	3,203,545	3,398,776
3.50%, 12/01/2047	3,277,412	3,523,982
3.50%, 01/01/2048	2,758,550	2,975,211
3.50%, 01/01/2048	6,074,907	6,531,678
3.50%, 01/01/2048	9,370,486	9,939,924
3.50%, 02/01/2048	1,374,082	1,471,447
3.50%, 02/01/2048	8,994,718	9,533,731
3.50%, 06/01/2049	9,316,838	9,995,045
3.50%, 07/01/2049	8,618,977	9,100,964
3.50%, 08/01/2049	272,223	287,436
3.50%, 09/01/2049	3,046,927	3,217,172
3.50%, 09/01/2049	3,913,622	4,202,499
3.50%, 10/01/2049	1,759,868	1,858,315
3.50%, 10/01/2049	2,805,449	2,962,202
3.50%, 02/01/2050	619,417	654,295
3.50%, 07/01/2050	8,728,179	9,275,593
4.00%, 02/01/2039	189,943	204,040
4.00%, 11/01/2040	60,201	66,325
4.00%, 11/01/2040	222,390	244,698
4.00%, 11/01/2040	1,887,023	2,067,478
4.00%, 12/01/2040	142,428	156,713
4.00%, 01/01/2041	111,593	122,939
4.00%, 02/01/2041	114,418	125,856
4.00%, 02/01/2041	356,236	392,415
4.00%, 02/01/2041	485,006	533,198
4.00%, 09/01/2041	217,269	238,723
4.00%, 01/01/2042	32,750	36,078
4.00%, 01/01/2042	1,824,474	2,000,666
4.00%, 02/01/2042	51,480	56,653
4.00%, 03/01/2042	2,233,564	2,472,605
4.00%, 06/01/2042	7,947,579	8,797,892
4.00%, 08/01/2042	1,933,550	2,129,052
4.00%, 09/01/2043	1,010,734	1,108,596

4.00%, 12/01/2043	1,978,857	2,170,468
4.00%, 06/01/2045	4,098,972	4,482,631
4.00%, 07/01/2045	553,471	604,702
4.00%, 09/01/2045	66,042	72,149
4.00%, 09/01/2045	94,699	104,006
4.00%, 10/01/2045	2,004,119	2,198,213
4.00%, 12/01/2045	248,773	270,559
4.00%, 12/01/2045	3,341,581	3,649,946
4.00%, 03/01/2046	9,682,524	10,589,219
4.00%, 09/01/2046	51,494	56,296
4.00%, 09/01/2046	1,180,488	1,280,993
4.00%, 12/01/2046	3,557,392	3,862,421
4.00%, 02/01/2047	1,398,433	1,526,071
4.00%, 02/01/2047	2,957,650	3,220,650
4.00%, 03/01/2047	1,311,883	1,420,811
4.00%, 04/01/2047	467,996	504,661
4.00%, 04/01/2047	1,404,908	1,520,173
4.00%, 05/01/2047	38,944	42,053
4.00%, 05/01/2047	1,558,012	1,683,990
4.00%, 06/01/2047	750,578	810,884
4.00%, 06/01/2047	1,633,788	1,764,543
4.00%, 07/01/2047	1,640,067	1,768,611
4.00%, 08/01/2047	99,189	107,113
4.00%, 08/01/2047	1,439,274	1,555,687
4.00%, 08/01/2047	2,153,009	2,334,824
4.00%, 10/01/2047	6,719,460	7,251,375
4.00%, 01/01/2048	103,564	111,729
4.00%, 03/01/2048	223,208	239,981
4.00%, 04/01/2048	124,477	133,658
4.00%, 06/01/2048	7,961,189	8,557,710
4.00%, 07/01/2048	356,000	381,953
4.00%, 07/01/2048	7,647,418	8,197,428
4.00%, 08/01/2048	23,356	25,058
4.00%, 08/01/2048	100,300	107,615
4.00%, 08/01/2048	416,449	448,046
4.00%, 09/01/2048	53,420	57,337
4.00%, 09/01/2048	720,968	772,981
4.00%, 09/01/2048	17,548,681	19,329,025
4.00%, 10/01/2048	33,070	35,495
4.00%, 10/01/2048	296,807	326,915
4.00%, 11/01/2048	2,801,664	3,003,167
4.00%, 12/01/2048	1,970,903	2,114,712
4.00%, 01/01/2049	5,417,512	5,934,999
4.00%, 02/01/2049	655,632	703,090
4.00%, 02/01/2049	6,029,421	6,577,153
4.00%, 03/01/2049	226,702	242,557
4.00%, 05/01/2049	155,736	167,078
4.00%, 05/01/2049	950,191	1,019,319
4.00%, 07/01/2049	21,931	23,530
4.00%, 11/01/2049	1,661,917	1,784,702
4.00%, 12/01/2049	315,685	338,586
4.00%, 12/01/2049	358,967	385,206
4.00%, 12/01/2049	1,232,699	1,322,241
4.00%, 01/01/2050	6,686,837	7,177,527
4.00%, 02/01/2050	9,359,573	10,168,858
4.00%, 03/01/2050	42,854,215	45,918,055
4.00%, 04/01/2050	1,066,174	1,142,881
4.00%, 06/01/2050	1,669,178	1,790,429
4.00%, 09/01/2050	591,700	632,723
4.50%, 11/01/2035	242,423	269,217
4.50%, 08/01/2040	59,690	66,471
4.50%, 09/01/2040	23,910	26,626
4.50%, 11/01/2040	1,625,435	1,810,090
4.50%, 01/01/2041	16,989	19,054
4.50%, 02/01/2041	213,456	237,448
4.50%, 05/01/2041	2,425,111	2,734,063
4.50%, 05/01/2041	4,089,662	4,581,508
4.50%, 08/01/2041	28,810	32,446
4.50%, 11/01/2041	446,917	501,591
4.50%, 02/01/2045	381,734	429,805
4.50%, 06/01/2045	280,337	314,741
4.50%, 02/01/2046	1,674,071	1,857,124
4.50%, 03/01/2046	1,295,779	1,450,142
4.50%, 09/01/2046	1,781,895	2,002,223
4.50%, 02/01/2047	6,059,735	6,782,992
4.50%, 05/01/2047	3,440,914	3,856,203
4.50%, 11/01/2047	2,297,017	2,557,523
4.50%, 04/01/2048	2,100,565	2,283,630
4.50%, 05/01/2048	4,348,752	4,746,689
4.50%, 05/01/2048	10,161,249	11,071,728

4.50%, 08/01/2048		689,457	751,171
4.50%, 08/01/2048		1,237,815	1,348,129
4.50%, 08/01/2048		8,057,519	8,782,752
4.50%, 09/01/2048		2,794,248	3,038,928
4.50%, 11/01/2048		1,530,755	1,670,441
4.50%, 12/01/2048		3,656,554	3,980,369
4.50%, 05/01/2049		5,225,055	5,697,871
4.50%, 01/01/2050		439,104	479,084
4.50%, 01/01/2050		8,430,215	9,148,760
4.50%, 05/01/2050		2,506,067	2,749,351
5.00%, 07/01/2035		609,625	705,458
5.00%, 02/01/2036		943,327	1,097,357
5.00%, 05/01/2040		21,968	25,541
5.00%, 06/01/2040		7,229	8,406
5.00%, 06/01/2040		578,631	667,151
5.00%, 02/01/2041		495,303	572,035
5.00%, 07/01/2041		697,633	809,772
5.00%, 08/01/2041		225,039	261,799
5.00%, 03/01/2042		383,938	445,567
5.00%, 11/01/2044		2,306,514	2,673,087
5.00%, 02/01/2045		811,207	913,705
5.00%, 07/01/2045		455,730	530,173
5.00%, 12/01/2047		867,144	997,173
5.50%, 05/01/2034		1,252,705	1,460,617
5.50%, 07/01/2034		303,594	354,908
5.50%, 07/01/2036		117,276	137,231
5.50%, 12/01/2039		236,231	273,529
5.50%, 03/01/2040		1,396,906	1,631,715
5.50%, 06/01/2041		239,966	276,477
5.50%, 02/01/2042		522,370	600,769
5.50%, 02/01/2042		928,436	1,072,693
5.50%, 10/01/2043		468,293	541,651
5.50%, 05/01/2044		331,207	387,446
5.50%, 05/01/2044		5,071,908	5,933,114
6.00%, 03/01/2034		1,498,421	1,777,224
6.00%, 06/01/2036		9,907	11,840
6.00%, 07/01/2038		1,029,275	1,229,561
6.00%, 10/01/2038		58,916	70,413
6.00%, 07/01/2041		4,745,129	5,668,790
6.50%, 05/01/2040		335,811	387,408
Fannie Mae REMICS
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(1)		3,482,218	3,523,921
3.00%, 09/25/2049, Series 2019-52, Class PA		1,110,063	1,156,848
3.50%, 03/25/2042, Series 2012-20, Class ZT		4,448,102	4,726,029
3.50%, 01/25/2047, Series 2018-55, Class PA		9,206,703	9,605,724
3.50%, 06/25/2047, Series 2018-38, Class PA		8,936,832	9,325,381
4.00%, 06/25/2044, Series 2018-44, Class PC		443,451	452,326
4.00%, 05/25/2047, Series 2018-86, Class JA		3,866,125	4,030,128
Feldspar 2016-1 Plc
0.78% (3 Month LIBOR GBP + 0.70%), 09/15/2045, Series 2016-1, Class A(1)	GBP	662,275	913,663
Finsbury Square 2018-2 Plc
1.03% (3 Month LIBOR GBP + 0.95%), 09/12/2068, Series 2018-2, Class A(1)		1,338,822	1,849,544
Finsbury Square 2019-1 Plc
1.05% (3 Month LIBOR GBP + 0.97%), 06/16/2069, Series 2019-1, Class A(1)		3,317,144	4,587,873
Flagstar Mortgage Trust 2017-2
4.11%, 10/25/2047, Series 2017-2, Class B1(2)(5)		$1,265,630	1,335,885
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048, Series 2018-6RR, Class 2A4(2)(5)		826,441	840,098
Flagstar Mortgage Trust 2020-1NV
0.96% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		1,690,786	1,690,722
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(2)		7,500,000	7,735,162
Freddie Mac Gold Pool
2.50%, 07/01/2030		840,884	878,231
2.50%, 02/01/2032		6,419,391	6,756,581
3.00%, 03/01/2031		494,068	522,919
3.00%, 12/01/2032		1,690,669	1,788,181
3.00%, 06/01/2033		718,013	758,425
3.00%, 02/01/2038		2,565,108	2,672,031
3.00%, 02/01/2043		558,937	594,561
3.00%, 04/01/2046		109,939	115,341
3.00%, 06/01/2046		4,009,592	4,222,511
3.00%, 08/01/2046		4,875,708	5,130,881
3.00%, 09/01/2046		14,922,899	15,699,454
3.00%, 10/01/2046		4,788,604	5,064,734
3.00%, 11/01/2046		5,268,763	5,573,516
3.00%, 12/01/2046		3,449,191	3,631,933
3.00%, 01/01/2047		6,334,867	6,695,330
3.00%, 02/01/2047		6,115,565	6,468,724
3.00%, 03/01/2047		3,575,419	3,754,712

3.00%, 04/01/2047	2,228,476	2,337,530
3.50%, 05/01/2033	373,569	399,748
3.50%, 08/01/2033	3,166,239	3,382,036
3.50%, 08/01/2033	9,303,769	9,933,367
3.50%, 11/01/2033	5,981,582	6,385,269
3.50%, 09/01/2042	242,504	263,092
3.50%, 11/01/2042	31,673	34,581
3.50%, 07/01/2043	270,903	295,776
3.50%, 10/01/2043	506,350	547,100
3.50%, 01/01/2044	670,610	727,087
3.50%, 10/01/2045	7,958,891	8,635,741
3.50%, 03/01/2046	721,766	781,864
3.50%, 06/01/2046	3,857,386	4,103,812
3.50%, 08/01/2046	6,091,740	6,550,620
3.50%, 08/01/2046	14,174,290	15,332,096
3.50%, 11/01/2046	1,405,044	1,500,568
3.50%, 02/01/2047	687,374	733,035
3.50%, 04/01/2047	2,841,632	3,018,704
3.50%, 04/01/2047	11,034,691	11,932,963
3.50%, 09/01/2047	10,025,119	10,642,167
3.50%, 10/01/2047	2,160,111	2,294,674
3.50%, 11/01/2047	1,489,286	1,576,509
3.50%, 11/01/2047	2,280,609	2,420,156
3.50%, 12/01/2047	26,535,172	28,661,714
3.50%, 01/01/2048	1,798,842	1,908,784
3.50%, 01/01/2048	17,023,454	18,464,281
3.50%, 02/01/2048	1,631,879	1,732,683
3.50%, 03/01/2048	23,109,238	24,790,448
3.50%, 03/01/2048	23,856,423	25,651,936
3.50%, 03/01/2048	27,572,406	29,750,397
4.00%, 01/01/2045	1,341,141	1,485,117
4.00%, 07/01/2045	343,311	376,642
4.00%, 12/01/2045	2,812,460	3,119,025
4.00%, 03/01/2048	6,874,651	7,549,725
4.00%, 07/01/2048	7,733,004	8,452,356
4.00%, 11/01/2048	30,272,195	33,322,623
4.50%, 07/01/2042	442,795	498,758
4.50%, 05/01/2044	276,728	310,816
4.50%, 06/01/2045	567,426	644,397
4.50%, 02/01/2046	604,050	685,995
4.50%, 05/01/2046	638,472	725,091
4.50%, 06/01/2046	693,768	780,381
4.50%, 02/01/2047	555,263	631,621
4.50%, 12/01/2047	2,496,924	2,736,076
4.50%, 10/01/2048	6,398,571	6,978,628
5.00%, 11/01/2041	697,985	807,804
5.00%, 07/01/2048	1,434,476	1,594,657
5.00%, 08/01/2048	689,431	765,315
5.00%, 09/01/2048	407,964	453,368
5.00%, 10/01/2048	1,874,897	2,078,875
5.00%, 11/01/2048	2,901,310	3,216,551
5.50%, 08/01/2041	5,030,077	5,838,672
8.00%, 04/01/2032	149,140	180,292
Freddie Mac Multifamily Structured Pass Through Certificates
0.73%, 01/25/2031, Series KLU1, Class X1(5)	291,420,872	9,162,097
0.91%, 04/25/2034, Series K-1512, Class X1(5)	18,941,197	1,660,033
2.63%, 12/25/2047, Series Q010, Class APT2(5)	421,218	434,474
2.65%, 10/25/2046, Series Q010, Class APT3(5)	314,861	320,558
3.75%, 04/25/2033, Series K155, Class A3	5,505,000	6,332,232
Freddie Mac Pool
2.00%, 09/01/2040	13,750,347	13,912,064
2.00%, 10/01/2040	10,366,454	10,488,373
2.50%, 04/01/2051	8,500,000	8,730,562
3.00%, 05/01/2031	6,018,851	6,366,376
3.00%, 02/01/2033	231,606	244,654
3.00%, 11/01/2034	1,534,312	1,639,676
3.00%, 09/01/2046	12,494,808	13,182,354
3.00%, 12/01/2046	887,781	933,154
3.00%, 05/01/2047	4,228,402	4,500,224
3.00%, 09/01/2049	1,792,700	1,901,881
3.00%, 01/01/2050	10,209,561	10,776,617
3.00%, 02/01/2050	9,022,874	9,185,631
3.00%, 02/01/2050	11,435,277	12,092,729
3.00%, 03/01/2050	1,825,909	1,905,497
3.00%, 04/01/2050	7,761,625	8,101,256
3.00%, 04/01/2050	8,334,049	8,809,222
3.00%, 07/01/2050	32,641,540	34,710,777
3.00%, 08/01/2050	6,839,639	7,259,810
3.00%, 12/01/2050	11,487,493	12,212,427
3.50%, 06/01/2033	912,160	981,060

3.50%, 06/01/2046	540,159	580,600
3.50%, 12/01/2047	377,542	400,502
3.50%, 03/01/2048	6,216,460	6,665,919
3.50%, 01/01/2050	783,466	842,463
4.00%, 08/01/2038	685,064	738,744
4.00%, 04/01/2048	470,723	507,285
4.00%, 08/01/2048	840,663	902,534
4.00%, 08/01/2048	9,421,150	10,098,671
4.00%, 09/01/2048	400,097	428,679
4.00%, 12/01/2049	2,821,794	3,073,792
4.00%, 01/01/2050	5,146,669	5,514,139
4.00%, 02/01/2050	2,891,720	3,110,721
4.00%, 03/01/2050	382,374	410,288
4.00%, 05/01/2050	268,790	289,305
4.50%, 04/01/2049	767,912	847,397
4.50%, 05/01/2050	1,461,520	1,596,371
5.00%, 12/01/2041	1,082,473	1,221,558
5.00%, 03/01/2042	268,398	318,041
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	2,099,044	2,222,156
3.00%, 04/15/2049, Series 4879, Class BC	7,462,413	7,714,200
4.50%, 05/25/2050, Series 4977, Class IO	4,274,376	715,248
Freddie Mac STACR REMIC Trust 2020-DNA4
1.61% (1 Month LIBOR USD + 1.50%), 08/25/2050, Series 2020-DNA4, Class M1(1)(2)	901,977	901,977
Freddie Mac STACR REMIC Trust 2020-DNA5
2.82% (Secured Overnight Financing Rate 30 Days + 2.80%), 10/25/2050, Series 2020-DNA5, Class M2(1)(2)	8,895,000	8,946,450
Freddie Mac STACR REMIC Trust 2020-DNA6
0.92% (Secured Overnight Financing Rate 30 Days + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	3,032,521	3,034,288
Freddie Mac STACR Remic Trust 2020-HQA2
1.21% (1 Month LIBOR USD + 1.10%), 03/25/2050, Series 2020-HQA2, Class M1(1)(2)	8,012,263	8,016,044
Freddie Mac STACR REMIC Trust 2021-DNA1
0.67% (Secured Overnight Financing Rate 30 Days + 0.65%), 01/25/2051, Series 2021-DNA1, Class M1(1)(2)	3,810,000	3,805,430
Freddie Mac STACR REMIC Trust 2021-HQA1
0.72% (Secured Overnight Financing Rate 30 Days + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	12,745,000	12,729,129
Freddie Mac STACR Trust 2018-DNA2
0.91% (1 Month LIBOR USD + 0.80%), 12/25/2030, Series 2018-DNA2, Class M1(1)(2)	497,685	497,813
1.06% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	6,800,000	6,803,755
Freddie Mac STACR Trust 2018-HQA2
0.86% (1 Month LIBOR USD + 0.75%), 10/25/2048, Series 2018-HQA2, Class M1(1)(2)	257,540	257,540
Freddie Mac STACR Trust 2019-HRP1
1.51% (1 Month LIBOR USD + 1.40%), 02/25/2049, Series 2019-HRP1, Class M2(1)(2)	3,730,536	3,704,721
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	66,718,394	68,790,374
Freddie Mac Structured Agency Credit Risk Debt Notes
0.82% (Secured Overnight Financing Rate 30 Days + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	8,720,000	8,714,772
0.86% (1 Month LIBOR USD + 0.75%), 03/25/2030, Series 2017-DNA3, Class M1(1)	176,215	176,327
1.12% (Secured Overnight Financing Rate 30 Days + 1.10%), 11/25/2050, Series 2020-HQA5, Class M1(1)(2)	2,979,821	2,983,218
1.16% (1 Month LIBOR USD + 1.05%), 07/25/2030, Series 2018-DNA1, Class M2AT(1)	4,273,722	4,255,646
1.31% (1 Month LIBOR USD + 1.20%), 10/25/2029, Series 2017-DNA2, Class M1(1)	931,027	932,205
4.81% (1 Month LIBOR USD + 4.70%, 4.70% Floor), 04/25/2028, Series 2015-DNA3, Class M3(1)	3,993,517	4,138,131
Freddie Mac Whole Loan Securities Trust
3.60%, 12/25/2046, Series 2017-SC01, Class M1(2)(5)	2,553,310	2,579,280
FREMF 2018-K731 Mortgage Trust
3.93%, 02/25/2025, Series 2018-K731, Class B(2)(5)	4,525,000	4,908,294
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(2)(5)	5,440,000	5,839,435
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052, Series 2019-K94, Class B(2)(5)	2,800,000	3,041,264
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(2)(5)	2,895,000	3,088,302
FREMF K-100 Mortgage Trust
3.49%, 11/25/2052, Series 2019-K100, Class B(2)(5)	6,980,000	7,317,089
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057, Series 2018-1, Class A23(2)(5)	1,039,920	1,070,158
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(2)(5)	2,236,052	2,308,357
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A42(2)(5)	197,250	198,101
4.00%, 02/25/2059, Series 2019-1, Class A22(2)(5)	2,202,579	2,246,197
Galton Funding Mortgage Trust 2019-2
3.50%, 06/25/2059, Series 2019-2, Class A42(2)(5)	700,435	704,530
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059, Series 2019-H1, Class A1(2)(5)	2,315,119	2,358,022
2.96%, 10/25/2059, Series 2019-H1, Class A3(2)(5)	4,332,573	4,380,094
Galton Funding Mortgage Trust 2020-H1
2.31%, 01/25/2060, Series 2020-H1, Class A1(2)(5)	5,980,097	6,091,378
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(2)(5)	3,454,606	3,566,183
GCT Commercial Mortgage Trust 2021-GCT
1.81% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000,000	3,003,381

Ginnie Mae
2.00%, 04/01/2051(11)	31,565,000	31,870,786
2.00%, 05/01/2051(11)	151,600,000	152,819,907
2.50%, 04/01/2051(11)	40,225,000	41,504,029
2.50%, 05/01/2051(11)	177,460,000	182,749,140
2.50%, 06/01/2051(11)	19,950,000	20,502,521
3.00%, 11/20/2047, Series 2018-8, Class DA	401,343	425,901
3.00%, 12/20/2047, Series 2017-184, Class JH	250,261	257,500
3.00%, 07/20/2049, Series 2019-90, Class HE	535,796	558,810
3.00%, 09/20/2049, Series 2019-119, Class JE	5,293,131	5,477,200
3.00%, 04/01/2051(11)	15,170,000	15,803,466
3.50%, 05/20/2043, Series 2013-82, Class IG	190,829	29,110
3.50%, 08/20/2048, Series 2018-115, Class DE	4,810,887	5,134,337
3.50%, 09/20/2048, Series 2018-124, Class NW	3,483,206	3,738,807
3.50%, 12/20/2048, Series 2019-44, Class CA	471,543	491,409
4.00%, 05/01/2051(11)	17,255,000	18,443,977
Ginnie Mae I Pool
3.00%, 10/15/2042	113,123	120,062
3.00%, 11/15/2042	73,615	78,008
3.00%, 12/15/2042	23,852	25,275
3.00%, 04/15/2043	654,151	693,210
3.00%, 05/15/2043	70,452	74,654
3.00%, 06/15/2043	5,187	5,505
3.00%, 06/15/2043	5,402	5,733
3.50%, 12/15/2042	6,442	7,001
3.50%, 01/15/2043	65,630	71,146
3.50%, 10/15/2043	56,347	61,215
3.50%, 02/15/2045	425,312	460,948
4.50%, 05/15/2041	384,966	434,619
4.50%, 09/15/2045	138,085	155,686
5.00%, 09/15/2039	25,592	29,699
5.00%, 10/15/2039	163,005	187,552
5.00%, 12/15/2039	339,316	394,996
5.00%, 02/15/2040	49,953	58,158
5.00%, 02/15/2040	49,953	58,158
5.00%, 06/15/2040	129,983	151,296
5.00%, 09/15/2041	129,952	151,447
5.00%, 07/15/2044	129,962	147,818
7.50%, 08/15/2033	173,613	199,260
Ginnie Mae II Pool
2.00%, 03/20/2051	53,100,000	53,665,459
3.00%, 02/20/2043	1,733,960	1,848,958
3.00%, 03/20/2043	154,601	164,216
3.00%, 12/20/2044	331,277	352,221
3.00%, 06/20/2045	24,530,769	25,983,696
3.00%, 05/20/2046	26,092	27,838
3.00%, 05/20/2046	67,314	71,931
3.00%, 05/20/2046	7,986,911	8,459,048
3.00%, 06/20/2046	149,089	158,123
3.00%, 07/20/2046	41,251	44,012
3.00%, 07/20/2046	67,529	72,169
3.00%, 07/20/2046	94,421	100,544
3.00%, 07/20/2046	125,436	133,824
3.00%, 07/20/2046	199,723	212,249
3.00%, 07/20/2046	206,883	220,718
3.00%, 07/20/2046	9,853,489	10,404,466
3.00%, 08/20/2046	32,449	34,367
3.00%, 08/20/2046	63,832	67,992
3.00%, 08/20/2046	92,361	98,513
3.00%, 08/20/2046	93,543	99,951
3.00%, 09/20/2046	47,252	50,327
3.00%, 09/20/2046	56,221	59,974
3.00%, 10/20/2046	1,542,009	1,624,123
3.00%, 11/20/2046	113,640	119,832
3.00%, 12/20/2046	3,650,877	3,854,828
3.00%, 03/20/2047	946,562	1,002,384
3.00%, 09/20/2047	10,201,873	10,786,298
3.00%, 11/20/2047	3,654,902	3,859,669
3.00%, 01/20/2048	4,575,946	4,831,361
3.00%, 09/20/2049	1,576,233	1,617,554
3.00%, 10/20/2049	15,129,592	15,613,075
3.00%, 12/20/2049	1,265,279	1,298,454
3.00%, 03/20/2050	7,517,863	7,714,976
3.00%, 07/20/2050	26,652,046	27,780,482
3.50%, 05/20/2042	7,347	7,982
3.50%, 08/20/2042	37,385	40,617
3.50%, 12/20/2042	5,230	5,680
3.50%, 02/20/2043	14,556	15,843
3.50%, 04/20/2043	4,577	4,971
3.50%, 05/20/2043	57,153	62,053

3.50%, 06/20/2043	1,940,414	2,107,605
3.50%, 07/20/2043	1,307,981	1,420,796
3.50%, 08/20/2043	32,640	35,404
3.50%, 09/20/2043	90,631	98,515
3.50%, 10/20/2044	44,818	50,055
3.50%, 10/20/2044	271,586	293,360
3.50%, 12/20/2044	6,168	6,612
3.50%, 01/20/2045	1,615,899	1,753,838
3.50%, 03/20/2045	247,435	265,107
3.50%, 05/20/2045	9,284	10,049
3.50%, 07/20/2045	339,732	364,018
3.50%, 10/20/2045	67,058	72,771
3.50%, 10/20/2045	96,678	104,913
3.50%, 12/20/2045	1,798,396	1,926,980
3.50%, 01/20/2046	1,254,018	1,340,923
3.50%, 02/20/2046	477,565	516,320
3.50%, 03/20/2046	12,013,566	12,845,922
3.50%, 04/20/2046	4,665,734	4,992,633
3.50%, 05/20/2046	7,236	7,765
3.50%, 05/20/2046	18,954	20,576
3.50%, 05/20/2046	57,156	62,025
3.50%, 05/20/2046	2,181,586	2,343,665
3.50%, 06/20/2046	68,517	74,051
3.50%, 06/20/2046	3,113,969	3,325,311
3.50%, 07/20/2046	441,790	470,429
3.50%, 09/20/2046	815,387	871,975
3.50%, 10/20/2046	1,065,139	1,139,637
3.50%, 12/20/2046	3,103,140	3,301,466
3.50%, 01/20/2047	3,956,980	4,211,377
3.50%, 04/20/2047	5,509,623	5,866,144
3.50%, 05/20/2047	242,765	259,003
3.50%, 06/20/2047	14,844,062	15,784,350
3.50%, 07/20/2047	4,320,507	4,597,456
3.50%, 08/20/2047	3,857,101	4,107,206
3.50%, 09/20/2047	10,631,085	11,297,521
3.50%, 10/20/2047	791,781	845,771
3.50%, 11/20/2047	13,657,925	14,564,795
3.50%, 12/20/2047	9,082,162	9,665,710
3.50%, 01/20/2048	6,423,205	6,840,919
3.50%, 02/20/2048	2,456,428	2,641,022
3.50%, 02/20/2048	6,286,193	6,867,877
3.50%, 04/20/2048	339,926	366,609
3.50%, 05/20/2048	7,008,917	7,470,353
3.50%, 01/20/2049	2,447	2,603
3.50%, 06/20/2049	1,256,078	1,298,113
3.50%, 07/20/2049	5,611,041	5,842,081
3.50%, 03/20/2050	2,022,756	2,162,495
4.00%, 09/20/2045	1,371,268	1,505,489
4.00%, 05/20/2046	716,916	781,069
4.00%, 11/20/2046	19,449	21,249
4.00%, 03/20/2047	1,734,922	1,873,900
4.00%, 04/20/2047	3,731,631	4,035,294
4.00%, 05/20/2047	2,866,097	3,101,388
4.00%, 06/20/2047	3,212,134	3,480,736
4.00%, 07/20/2047	704,840	764,147
4.00%, 08/20/2047	599,922	647,867
4.00%, 09/20/2047	3,182,624	3,433,851
4.00%, 11/20/2047	2,421,591	2,617,957
4.00%, 12/20/2047	2,091,487	2,258,001
4.00%, 01/20/2048	660,215	724,788
4.00%, 01/20/2048	2,939,283	3,174,937
4.00%, 06/20/2048	12,054,344	12,970,585
4.00%, 08/20/2048	4,967,025	5,341,344
4.00%, 09/20/2048	2,482,929	2,677,391
4.00%, 10/20/2048	979,731	1,055,360
4.50%, 07/20/2045	2,694,481	3,015,168
4.50%, 12/20/2045	51,148	57,236
4.50%, 01/20/2046	443,872	496,657
4.50%, 09/20/2046	3,204,676	3,586,816
4.50%, 01/20/2047	2,266,068	2,516,267
4.50%, 05/20/2047	4,418,739	4,869,584
4.50%, 06/20/2047	6,090,811	6,690,426
4.50%, 07/20/2047	721,477	788,016
4.50%, 08/20/2047	1,806,326	1,978,342
4.50%, 09/20/2047	1,770,300	1,938,786
4.50%, 11/20/2047	659,190	722,467
4.50%, 08/20/2048	8,592,823	9,398,686
4.50%, 09/20/2048	819,097	886,396
4.50%, 09/20/2048	960,108	1,045,121
4.50%, 06/20/2050	948,132	1,025,142

5.00%, 05/20/2040		122,317	140,563
5.00%, 06/20/2040		66,676	76,622
5.00%, 08/20/2040		50,850	58,436
5.00%, 09/20/2040		44,646	51,306
5.00%, 12/20/2044		232,322	266,079
5.00%, 06/20/2047		3,372,368	3,755,096
5.00%, 07/20/2047		467,690	520,680
5.00%, 08/20/2047		312,429	349,325
5.00%, 09/20/2047		3,142,389	3,497,804
5.00%, 10/20/2047		293,697	326,932
5.00%, 11/20/2047		616,704	686,471
5.00%, 12/20/2047		1,177,699	1,306,055
5.00%, 01/20/2048		1,522,015	1,681,224
5.00%, 02/20/2048		1,372,444	1,525,570
5.00%, 06/20/2048		897,263	992,434
5.00%, 08/20/2048		3,339,158	3,653,786
5.00%, 10/20/2048		3,097,297	3,393,028
5.00%, 11/20/2048		3,679,957	4,030,880
5.50%, 07/20/2036		70,418	82,264
5.50%, 01/20/2040		154,334	179,256
5.50%, 06/20/2045		184,566	216,356
5.50%, 10/20/2047		560,405	633,500
5.50%, 05/20/2048		1,901,786	2,119,811
5.50%, 12/20/2048		1,172,453	1,292,150
5.50%, 01/20/2049		326,225	360,318
5.50%, 03/20/2049		2,041,846	2,250,734
Gosforth Funding 2018-1 Plc
0.64% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		901,639	903,641
Great Wolf Trust 2019-WOLF
1.14% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655,000	13,638,521
2.04% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2036, Series 2019-WOLF, Class D(1)(2)		3,400,000	3,338,237
Grifonas Finance No 1 Plc
0.00% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(1)(4)	EUR	4,049,654	4,645,980
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class A(2)(5)		$1,495,000	1,499,250
3.55%, 03/05/2033, Series 2013-PEMB, Class D(2)(5)		4,860,000	3,978,533
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(2)		8,029,000	8,093,535
GS Mortgage Securities Corp. Trust 2019-SOHO
1.41% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036, Series 2019-SOHO, Class C(1)(2)		7,090,000	7,089,735
GS Mortgage Securities Trust 2011-GC3
5.40%, 03/10/2044, Series 2011-GC3, Class D(2)(5)		340,000	339,677
GS Mortgage Securities Trust 2011-GC5
5.41%, 08/10/2044, Series 2011-GC5, Class D(2)(5)		220,000	134,255
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(5)		7,561,000	8,114,910
GS Mortgage Securities Trust 2014-GC18
4.89%, 01/10/2047, Series 2014-GC18, Class B(5)		9,523,000	9,564,352
GS Mortgage Securities Trust 2017-GS6
3.87%, 05/10/2050, Series 2017-GS6, Class B		5,840,000	6,331,406
GS Mortgage Securities Trust 2017-GS8
4.34%, 11/10/2050, Series 2017-GS8, Class C(5)		5,365,000	5,592,766
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049, Series 2019-PJ1, Class A8(2)(5)		2,420,090	2,484,108
GS Mortgage-Backed Securities Trust 2020-INV1
3.00%, 10/25/2050, Series 2020-INV1, Class A14(2)(5)		7,907,280	8,022,687
HarborView Mortgage Loan Trust 2005-9
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(1)		6,644,725	6,572,413
HarborView Mortgage Loan Trust 2006-10
0.31% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(1)		9,096,561	8,474,620
HarborView Mortgage Loan Trust 2006-12
0.32% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(1)		30,523,056	28,415,713
HarborView Mortgage Loan Trust 2006-7
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(1)		3,657,617	3,331,649
HarborView Mortgage Loan Trust 2007-6
0.31% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(1)		8,488,416	7,973,286
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(2)(5)		8,231,245	8,279,473
Hawksmoor Mortgages
1.10% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	19,034,480	26,315,983
Hilton Orlando Trust 2018-ORL
1.31% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		$350,000	349,579
Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059, Series 2019-1, Class A1(2)(5)		1,645,745	1,662,536
3.61%, 01/25/2059, Series 2019-1, Class A3(2)(5)		3,539,839	3,571,272
3.95%, 01/25/2059, Series 2019-1, Class M1(2)(5)		4,495,000	4,593,939
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059, Series 2019-2, Class A1(2)(5)		3,491,841	3,512,499
Homeward Opportunities Fund I Trust 2019-3
3.03%, 11/25/2059, Series 2019-3, Class A3(2)(5)		3,277,761	3,305,126

Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(2)(5)		3,795,705	3,820,435
HSI Asset Securitization Corp. Trust 2005-NC1
1.07% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(1)		6,336,000	6,239,313
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(2)		6,570,000	6,997,624
Hudson Yards 2019-55HY Mortgage Trust
2.94%, 12/10/2041, Series 2019-55HY, Class A(2)(5)		5,545,000	5,788,089
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(2)		3,540,000	3,217,207
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(2)		7,575,000	8,500,329
Impac CMB Trust Series 2004-7
0.75% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(1)		4,147,862	4,221,915
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(2)		3,265,000	3,457,722
3.91%, 07/10/2035, Series 2018-INDP, Class B(2)		2,780,000	2,917,030
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.25%, 08/25/2036, Series 2006-AR19, Class 5A2(5)		19,776,325	17,785,861
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.12%, 08/25/2037, Series 2007-AR15, Class 1A1(5)		4,235,073	3,793,470
InTown Hotel Portfolio Trust 2018-STAY
1.41% (1 Month LIBOR USD + 1.30%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)		430,000	429,495
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.42%, 12/15/2047, Series 2012-LC9, Class D(2)(5)		215,000	209,851
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993,000	2,081,759
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class B(2)(5)		910,000	948,155
2.85%, 09/06/2038, Series 2016-NINE, Class A(2)(5)		3,597,500	3,806,900
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
1.71% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 06/15/2032, Series 2018-LAQ, Class C(1)(2)		1,600,000	1,600,481
2.21% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 06/15/2032, Series 2018-LAQ, Class D(1)(2)		14,480,000	14,484,309
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(2)		965,000	1,021,364
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(2)		8,012,500	8,602,520
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
1.41% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000,000	4,996,986
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(2)(5)		2,439,438	2,503,047
3.50%, 05/25/2050, Series 2019-INV3, Class A3(2)(5)		2,855,322	2,937,220
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(2)(5)		7,425,184	7,471,306
JP Morgan Mortgage Trust 2020-INV1
0.95% (1 Month LIBOR USD + 0.83%, 6.00% Cap), 08/25/2050, Series 2020-INV1, Class A11(1)(2)		1,419,981	1,429,479
3.50%, 08/25/2050, Series 2020-INV1, Class A3(2)(5)		2,357,602	2,426,504
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(2)(5)		3,110,541	3,146,141
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(2)(5)		10,949,608	9,440,901
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2		665,564	665,258
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		2,780,000	3,057,505
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		5,065,000	5,532,324
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(5)		4,990,000	5,449,222
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040,000	4,341,767
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(2)(5)		695,000	710,676
2.71%, 12/22/2069, Series 2019-2A, Class 1A(2)(3)		3,285,000	3,339,731
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(2)(3)		5,400,359	5,461,921
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(2)(3)		4,028,651	4,070,506
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(2)		1,032,610	1,051,267
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(2)(3)		2,173,312	2,189,045
Lehman XS Trust Series 2005-5N
0.47% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(1)		9,083,533	8,657,572
Mansard Mortgages 2007-1 Plc
0.33% (3 Month LIBOR GBP + 0.30%), 04/15/2049, Series 2007-1X, Class M1(1)	GBP	5,572,888	7,240,124
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
1.94%, 04/25/2029, Series 2004-HB1, Class A3(5)		$518,348	508,252
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(2)(5)		12,005,704	12,574,582

MF1 Multifamily Housing Mortgage Loan Trust
1.31% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000,000	15,000,000
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(2)(5)		1,891,855	2,001,650
3.50%, 10/25/2069, Series 2019-1, Class M1(2)(5)		1,187,812	1,266,412
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(2)(5)		4,804,121	4,958,912
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(2)(5)		11,669,404	12,072,580
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(2)(5)		1,000,000	989,302
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.76%, 10/15/2046, Series 2013-C12, Class C(5)		900,000	897,636
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940,000	2,100,557
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974,000	1,053,409
4.46%, 08/15/2047, Series 2014-C17, Class B(5)		1,655,000	1,783,757
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000,000	6,586,121
4.04%, 05/15/2048, Series 2015-C24, Class AS(5)		190,000	207,988
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220,000	3,402,693
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.18%, 11/15/2052, Series 2017-C34, Class C(5)		845,000	898,494
Morgan Stanley Capital I Trust 2011-C2
5.20%, 06/15/2044, Series 2011-C2, Class B(2)(5)		2,555,000	2,578,278
5.45%, 06/15/2044, Series 2011-C2, Class E(2)(5)		1,415,000	917,911
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030,000	4,587,710
Morgan Stanley Resecuritization Trust 2013-R7
0.66% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		5,028,355	5,029,134
Motel 6 Trust 2017-MTL6
2.26% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034, Series 2017-MTL6, Class D(1)(2)		539,548	539,878
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(2)		605,000	599,506
MSCG Trust 2018-SELF
1.01% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110,000	4,109,942
Mulcair Securities DAC
0.46%, 04/24/2071(1)(4)	EUR	1,711,454	2,010,888
Natixis Commercial Mortgage Securities Trust 2020-2PAC
2.97%, 12/15/2038, Series 2020-2PAC, Class A(2)		$6,668,500	6,912,353
New Orleans Hotel Trust 2019-HNLA
1.09% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000,000	4,975,152
1.39% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425,000	6,352,950
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049, Series 2019-NQM3, Class A1(2)(5)		4,081,181	4,102,553
3.09%, 07/25/2049, Series 2019-NQM3, Class A3(2)(5)		2,389,006	2,388,722
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(2)(5)		2,673,765	2,740,024
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(2)(5)		31,375,235	32,702,317
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(2)(5)		3,300,007	3,345,295
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(2)(5)		3,500,000	3,493,163
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(2)(5)		4,300,000	4,291,607
Nomura Resecuritization Trust 2015-7R
3.42%, 08/26/2036, Series 2015-7R, Class 2A1(2)(5)		10,418	10,418
OBX 2018-EXP1 Trust
0.96% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		1,263,743	1,274,544
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(2)(5)		793,437	809,999
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(2)(5)		2,369,992	2,463,672
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(2)(5)		1,714,091	1,747,228
OBX 2020-EXP1 Trust
0.86% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		817,952	823,101
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(2)(5)		2,238,165	2,302,411
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(2)(5)		6,840,335	6,998,012
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(2)(5)		5,310,565	5,424,102
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(2)(5)		3,640,634	3,713,050
OBX 2021-NQM1 Trust
1.33%, 02/25/2066, Series 2021-NQM1, Class A3(2)(5)		10,695,000	10,708,189
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(2)		7,390,000	7,459,436

Precise Mortgage Funding 2018-2B Plc
0.76% (3 Month LIBOR GBP + 0.68%), 03/12/2055, Series 2018-2B, Class A(1)	GBP	3,352,437	4,617,594
PRPM 2020-2 LLC
3.67%, 08/25/2025, Series 2020-2, Class A1(2)(3)		$1,068,676	1,080,544
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(2)(3)		3,493,981	3,518,934
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(2)(3)		7,816,166	7,870,605
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(2)(5)		7,665,738	7,664,871
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(2)(5)		3,820,000	3,814,755
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(2)		3,915,000	4,068,525
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		3,749,588	3,549,396
RALI Series 2007-QH8 Trust
1.27%, 10/25/2037, Series 2007-QH8, Class A(5)		1,138,527	1,092,695
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		22,079,760	20,979,599
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025, Series 2020-1, Class A1(2)(3)		1,825,891	1,840,448
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(2)(5)	CAD	10,257,602	8,377,328
RESIMAC Bastille Trust Series 2018-1NC
0.95% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$1,018,751	1,020,293
Rosslyn Portfolio Trust 2017-ROSS
1.94% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033, Series 2017-ROSS, Class A(1)(2)		13,479,987	13,485,106
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055, Series 2016-1, Class M1(2)(5)		169,500	170,103
Sequoia Mortgage Trust 2003-2
0.77% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(1)		419,430	417,320
Sequoia Mortgage Trust 2004-9
0.92% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(1)		984,119	1,009,155
Sequoia Mortgage Trust 2013-4
3.48%, 04/25/2043, Series 2013-4, Class B1(5)		1,611,206	1,663,063
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(2)(5)		4,188,845	4,260,544
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(2)(5)		751,533	765,680
4.00%, 12/25/2047, Series 2017-CH2, Class A19(2)(5)		778,834	792,009
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048, Series 2018-CH1, Class A2(2)(5)		229,478	232,746
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(2)(5)		643,890	652,574
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(2)(5)		2,148,231	2,202,643
4.50%, 08/25/2048, Series 2018-CH3, Class A19(2)(5)		900,252	927,992
4.50%, 08/25/2048, Series 2018-CH3, Class A13(2)(5)		5,000,000	5,113,483
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(2)(5)		701,505	710,172
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(2)(5)		1,150,417	1,172,570
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043, Series 2015-5AVE, Class A2B(2)(5)		295,000	282,742
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059, Series 2019-3, Class A1(2)(5)		2,083,841	2,113,728
SLM Student Loan Trust 2008-9
1.72% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(1)		6,651,877	6,704,278
Southern Pacific Securities 06-1 Plc
0.38% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(1)	GBP	1,139,492	1,563,271
STACR Trust 2018-DNA3
1.01% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		4,965,000	4,979,374
STACR Trust 2018-HRP2
1.36% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		2,653,673	2,658,794
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048, Series 2018-IMC2, Class A1(2)(5)		3,140,085	3,207,292
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049, Series 2019-1, Class A1(2)(5)		3,762,085	3,784,207
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049, Series 2019-IMC1, Class A1(2)(5)		1,594,966	1,594,391
3.75%, 02/25/2049, Series 2019-IMC1, Class A3(2)(5)		3,247,663	3,249,418
4.09%, 02/25/2049, Series 2019-IMC1, Class M1(2)(5)		2,160,000	2,193,691
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(2)(5)		3,289,817	3,338,341
Starwood Mortgage Residential Trust 2020-INV
1.59%, 11/25/2055, Series 2020-INV1, Class A3(2)(5)		2,841,949	2,845,251
2.50%, 11/25/2055, Series 2020-INV1, Class M1(2)		1,545,000	1,548,617
Stratton Mortgage Funding
(3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)(4)	GBP	19,750,000	27,220,706

Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(2)(5)		$2,117,200	2,105,695
Towd Point Mortgage Funding
0.95% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045(1)(2)	GBP	88,089,340	121,620,300
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
0.86% (3 Month LIBOR GBP + 0.80%), 02/20/2045, Series 2018-A12X, Class A(1)		2,369,287	3,271,217
Towd Point Mortgage Funding 2019 - Granite4 Plc
1.06% (3 Month LIBOR GBP + 1.03%), 10/20/2051(1)(2)		24,586,970	34,047,330
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(2)(5)		$88,105,894	92,045,426
Trinity Square 2021-1 Plc
(3 Month Sterling Overnight Interbank Average Rate + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)(4)	GBP	1,143,000	1,576,361
(3 Month Sterling Overnight Interbank Average Rate + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)(4)		2,364,000	3,259,959
(3 Month Sterling Overnight Interbank Average Rate + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)(4)		3,286,000	4,531,207
(3 Month Sterling Overnight Interbank Average Rate + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)(4)		11,459,000	15,800,631
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051, Series 2018-C9, Class AS(5)		$1,718,000	1,940,322
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063, Series 2012-C2, Class D(2)(5)		1,135,000	579,215
4.89%, 05/10/2063, Series 2012-C2, Class E(2)(5)		2,750,000	687,500
Verus Securitization Trust 2019-3
3.04%, 07/25/2059, Series 2019-3, Class A3(2)(3)		2,302,370	2,340,182
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(2)(3)		3,999,713	4,071,036
2.85%, 11/25/2059, Series 2019-4, Class A2(2)(3)		2,074,390	2,109,153
3.00%, 11/25/2059, Series 2019-4, Class A3(2)(3)		3,603,999	3,659,536
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059, Series 2019-INV1, Class A1(2)(5)		2,755,616	2,787,976
3.66%, 12/25/2059, Series 2019-INV1, Class A3(2)(5)		1,286,394	1,299,275
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(2)(5)		4,954,854	5,057,376
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(2)(5)		6,058,768	6,169,389
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(2)(3)		4,383,330	4,422,558
Verus Securitization Trust 2020-INV1
3.89%, 03/25/2060, Series 2020-INV1, Class A3(2)(5)		805,000	835,076
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(2)(5)		6,028,196	5,997,450
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(2)(5)		5,536,374	5,535,092
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(2)(5)		6,598,000	6,601,281
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(2)(5)		2,742,254	2,773,037
3.20%, 03/25/2065, Series 2020-1, Class A3(2)(5)		3,765,000	3,882,207
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(2)(5)		3,335,714	3,350,329
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(2)(3)		2,215,638	2,215,317
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(2)(3)		6,135,886	6,103,548
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(2)(3)		5,537,873	5,533,594
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(2)(3)		4,755,000	4,749,770
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(2)(3)		9,325,000	9,321,337
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048, Series 2006-C29, Class C(5)		881,768	884,710
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.64%, 02/15/2051, Series 2007-C33, Class AJ(5)		2,645,873	1,986,654
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.75% (1 Month LIBOR USD + 0.32%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(1)		2,203,749	2,186,444
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.69% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(1)		3,260,275	3,256,567
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.63% (1 Month LIBOR USD + 0.26%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(1)		4,428,172	4,356,805
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
0.77% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(1)		4,650,605	4,633,470
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
1.01% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(1)		11,222,870	10,667,760
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		7,503,848	7,729,532
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		1,075,367	1,143,900
4.51%, 03/15/2059, Series 2016-C33, Class B(5)		4,317,000	4,735,983
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155,000	3,341,439
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000,000	6,409,732

Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5		1,695,000	1,845,441
Wells Fargo Commercial Mortgage Trust 2017-HSDB
0.96% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)		8,100,000	7,966,118
1.21% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)		6,700,000	6,473,979
1.95% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)		100,000	93,452
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052, Series 2019-C50, Class B		2,085,000	2,276,297
Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052, Series 2019-C54, Class B		4,420,000	4,741,315
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(2)(5)		6,560,000	6,621,638
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		11,075,000	11,414,571
3.14%, 02/15/2053, Series 2020-C55, Class B		1,177,018	1,213,625
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.56% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 02/15/2040, Series 2021-SAVE, Class B(1)(2)		1,650,000	1,654,074
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/15/2044, Series 2011-C5, Class D(2)(5)		115,000	114,083
WFRBS Commercial Mortgage Trust 2012-C6
3.84%, 04/15/2045, Series 2012-C6, Class AS		1,945,000	1,986,322
WFRBS Commercial Mortgage Trust 2012-C7
3.43%, 06/15/2045, Series 2012-C7, Class A2		11,699,619	11,946,262
4.81%, 06/15/2045, Series 2012-C7, Class E(2)(5)		690,000	130,112
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		2,365,000	2,446,796
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(5)		4,250,000	4,617,628
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(5)		825,000	830,611
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(2)		1,740,000	1,873,779
3.60%, 11/10/2036, Series 2017-WWP, Class C(2)(5)		320,000	323,556

Total Mortgage-Backed Obligations (Cost: $8,258,358,102)			8,329,083,637

Total Bonds & Notes (Cost: $29,271,362,075)			29,457,667,847

BANK LOANS – 2.31%
1011778 BC ULC
1.86% (LIBOR + 1.75%), 11/19/2026(1)		$1,571,424	$1,541,473
AAdvantage Loyalty IP Ltd.
0.00%, 04/20/2028		7,731,000	7,912,215
ABG Intermediate Holdings 2 LLC
3.45% (LIBOR + 3.25%), 09/27/2024(1)		3,031,091	3,020,815
Acrisure LLC
3.70% (LIBOR + 3.50%), 02/15/2027(1)		2,475,000	2,442,008
Acuity Specialty Products, Inc.
5.00% (LIBOR + 4.00%), 08/12/2024(1)		6,059,302	5,983,561
ADMI Corp.
3.75% (LIBOR + 3.25%), 12/23/2027(1)		2,770,000	2,743,076
Advanz Pharma Corp.
6.50% (LIBOR + 5.50%), 09/06/2024(1)		1,732,665	1,729,771
AI Alpine U.S. Bidco, Inc.
3.23% (LIBOR + 3.00%), 10/31/2025(1)(15)		3,342,663	3,231,252
AI Convoy SARL
3.50% (EURIBOR + 3.50%), 01/18/2027(1)	EUR	1,000,000	1,168,865
Aldevron LLC
4.25% (LIBOR + 3.25%), 10/12/2026(1)		$4,507,397	4,499,870
Alliant Holdings Intermediate LLC
3.36% (LIBOR + 3.25%), 05/09/2025(1)		4,846,322	4,782,884
Alliant Holdings Intermediate LLC
4.25% (LIBOR + 3.75%), 11/05/2027(1)		5,558,417	5,541,520
Alphabet Holding Co., Inc.
3.61% (LIBOR + 3.50%), 09/26/2024(1)		96,500	95,671
Altice France SA
4.20% (LIBOR + 4.00%), 08/14/2026(1)		1,368,500	1,363,710
American Airlines, Inc.
1.86% (LIBOR + 1.75%), 01/29/2027(1)		495,000	450,787
AmWINS Group, Inc.
3.00% (LIBOR + 2.25%), 02/19/2028(1)		8,354,063	8,286,228
Apex Tool Group LLC
6.50% (LIBOR + 5.25%), 08/01/2024(1)		4,109,752	4,103,341
Applied Systems, Inc.
3.52% (LIBOR + 3.00%), 09/19/2024(1)		13,893,801	13,831,278
Aramark Intermediate HoldCo Corp.
1.86% (LIBOR + 1.75%), 03/28/2024(1)		1,631,808	1,625,182
1.86% (LIBOR + 1.75%), 03/11/2025(1)		186,533	184,318
Ascend Learning LLC
4.00% (LIBOR + 3.00%), 07/12/2024(1)		9,439,679	9,390,120
Ascend Learning LLC
4.75% (LIBOR + 3.75%), 07/12/2024(1)		2,039,750	2,038,485

Asurion LLC
3.11% (LIBOR + 3.00%), 11/03/2023(1)		293,670	292,692
3.11% (LIBOR + 3.00%), 11/03/2024(1)		9,509,126	9,466,050
Asurion LLC
0.00%, 01/31/2028		1,124,265	1,143,940
3.36% (LIBOR + 3.25%), 12/23/2026(1)		3,790,500	3,764,118
athenahealth, Inc.
4.45% (LIBOR + 4.25%), 02/11/2026(1)		585,000	585,486
Avantor Funding, Inc.
0.00%, 11/21/2024		58,544	58,529
3.25% (LIBOR + 2.25%), 11/08/2027(1)		5,436,375	5,433,657
Avolon TLB Borrower 1 U.S. LLC
2.25% (LIBOR + 1.50%), 02/12/2027(1)		703,890	694,697
2.50% (LIBOR + 1.75%), 01/15/2025(1)		281,300	280,121
Axalta Coating Systems Dutch Holding B BV
1.95% (LIBOR + 1.75%), 06/01/2024(1)		67,723	67,366
Azalea TopCo, Inc.
3.71% (LIBOR + 3.50%), 07/24/2026(1)		1,610,089	1,594,793
Bausch Health Companies, Inc.
2.86% (LIBOR + 2.75%), 11/27/2025(1)		1,274,605	1,266,486
3.11% (LIBOR + 3.00%), 06/02/2025(1)		3,192,510	3,180,410
Beacon Roofing Supply, Inc.
2.36% (LIBOR + 2.25%), 01/02/2025(1)		63,959	63,559
Berry Global, Inc.
1.90% (LIBOR + 1.75%), 07/01/2026(1)		1,531,163	1,517,520
Brookfield WEC Holdings, Inc.
3.25% (LIBOR + 2.75%), 08/01/2025(1)		8,605,009	8,525,413
Buckeye Partners LP
2.36% (LIBOR + 2.25%), 11/01/2026(1)		3,578,918	3,560,272
Caesars Resort Collection LLC
2.86% (LIBOR + 2.75%), 12/23/2024(1)		22,115,540	21,774,518
4.61% (LIBOR + 4.50%), 07/21/2025(1)		9,044,550	9,055,856
Camelot U.S. Acquisition 1 Co.
3.11% (LIBOR + 3.00%), 10/30/2026(1)		5,820,764	5,771,637
4.00% (LIBOR + 3.00%), 10/30/2026(1)		2,742,854	2,740,111
Carnival Corp.
7.50% (EURIBOR + 7.50%), 06/30/2025(1)	EUR	4,962,500	5,968,678
8.50% (LIBOR + 7.50%), 06/30/2025(1)		$10,719,000	11,040,570
CCC Information Services, Inc.
4.00% (LIBOR + 3.00%), 04/29/2024(1)		7,519,483	7,508,731
CCI Buyer, Inc.
4.75% (LIBOR + 4.00%), 12/17/2027(1)		2,460,000	2,462,312
CCM Merger, Inc.
4.50% (LIBOR + 3.75%), 11/04/2025(1)(15)		931,600	932,187
CenturyLink, Inc.
2.11% (LIBOR + 2.00%), 01/31/2025(1)		1,406,250	1,392,891
2.36% (LIBOR + 2.25%), 03/15/2027(1)		5,471,149	5,407,191
Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(1)		1,804,527	1,801,658
Charter Communications Operating LLC
1.86% (LIBOR + 1.75%), 02/01/2027(1)		7,402,685	7,361,971
Charter NEX U.S., Inc.
5.00% (LIBOR + 4.25%), 12/01/2027(1)		6,410,407	6,418,420
Chobani LLC
4.50% (LIBOR + 3.50%), 10/25/2027(1)		1,592,000	1,589,612
Churchill Downs, Inc.
2.11% (LIBOR + 2.00%), 12/27/2024(1)		486,181	483,142
2.12% (LIBOR + 2.00%), 03/17/2028(1)		5,320,000	5,286,750
Clarios Global LP
3.36% (LIBOR + 3.25%), 04/30/2026(1)		7,595,193	7,509,747
Clean Harbors, Inc.
1.86% (LIBOR + 1.75%), 06/28/2024(1)		486,111	486,111
Clear Channel Outdoor Holdings, Inc.
3.71% (LIBOR + 3.50%), 08/21/2026(1)		5,089,895	4,882,075
CNT Holdings I Corp.
4.50% (LIBOR + 3.75%), 11/08/2027(1)		3,600,000	3,589,884
CommScope, Inc.
3.36% (LIBOR + 3.25%), 04/06/2026(1)		2,856,500	2,835,219
Core & Main LP
3.75% (LIBOR + 2.75%), 08/01/2024(1)		96,750	96,286
CPI Holdco LLC
4.11% (LIBOR + 4.00%), 11/04/2026(1)		6,437,563	6,427,907
CSC Holdings LLC
2.36% (LIBOR + 2.25%), 07/17/2025(1)		3,740,285	3,684,966
2.36% (LIBOR + 2.25%), 01/15/2026(1)		2,170,700	2,138,139
Dell International LLC
2.00% (LIBOR + 1.75%), 09/19/2025(1)		62,863	62,778
Delos Finance SARL
0.00%, 10/06/2023		1,690,000	1,685,167

Delta Topco, Inc.
4.50% (LIBOR + 3.75%), 12/01/2027(1)		4,640,000	4,630,070
Diamond (BC) BV
3.11% (LIBOR + 3.00%), 09/06/2024(1)		3,302,918	3,283,992
Diamond Resorts International, Inc.
4.75% (LIBOR + 3.75%), 09/02/2023(1)		6,270,412	6,268,469
Dun & Bradstreet Corp.
3.36% (LIBOR + 3.25%), 02/06/2026(1)		5,426,151	5,392,237
Dynasty Acquisition Co., Inc.
3.70% (LIBOR + 3.50%), 04/06/2026(1)		1,356,345	1,312,331
3.70% (LIBOR + 3.50%), 04/06/2026(1)		2,522,801	2,440,936
E.W. Scripps Co.
3.75% (LIBOR + 3.00%), 01/07/2028(1)		2,528,663	2,517,208
Elanco Animal Health, Inc.
1.87% (LIBOR + 1.75%), 08/01/2027(1)		6,553,569	6,462,278
Envision Healthcare Corp.
3.86% (LIBOR + 3.75%), 10/10/2025(1)		4,683,110	4,029,441
Epicor Software Corp.
0.00%, 07/30/2027		6,549,286	6,525,315
ExamWorks Group, Inc.
4.25% (LIBOR + 3.25%), 07/27/2023(1)		3,073,455	3,069,613
Filtration Group Corp.
3.11% (LIBOR + 3.00%), 03/31/2025(1)		9,648,962	9,501,815
4.50% (LIBOR + 3.75%), 03/29/2025(1)		910,425	908,832
Forest City Enterprises LP
3.61% (LIBOR + 3.50%), 12/08/2025(1)		560,000	547,053
Formula One Management Ltd.
3.50% (LIBOR + 2.50%), 02/01/2024(1)		8,125,000	8,036,112
Gentiva Health Services, Inc.
2.88% (LIBOR + 2.75%), 07/02/2025(1)		5,139,494	5,103,106
GFL Environmental, Inc.
3.50% (LIBOR + 3.00%), 05/30/2025(1)		3,909,006	3,909,006
Gray Television, Inc.
2.62% (LIBOR + 2.50%), 01/02/2026(1)		509,786	506,044
Grifols Worldwide Operations Ltd.
2.08% (LIBOR + 2.00%), 11/15/2027(1)		6,478,598	6,402,799
Harbor Freight Tools USA, Inc.
3.75% (LIBOR + 3.00%), 10/19/2027(1)		4,837,875	4,829,070
HCA, Inc.
1.86% (LIBOR + 1.75%), 03/13/2025(1)		3,163,560	3,160,175
HIG Finance 2 Ltd.
4.75% (LIBOR + 3.75%), 11/12/2027(1)		1,481,061	1,479,832
4.75% (LIBOR + 3.75%), 11/12/2027(1)		1,787,799	1,786,315
Hilton Worldwide Finance LLC
1.86% (LIBOR + 1.75%), 06/22/2026(1)		7,631,741	7,557,331
Horizon Therapeutics USA, Inc.
0.00%, 03/15/2028		3,820,000	3,806,630
Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(1)		1,678,697	1,668,440
Hub International Ltd.
4.00% (LIBOR + 3.25%), 04/25/2025(1)		9,417,547	9,404,174
HUB International Ltd.
3.22% (LIBOR + 3.00%), 04/25/2025(1)		4,676,501	4,607,429
Hyland Software, Inc.
4.25% (LIBOR + 3.50%), 07/01/2024(1)		3,380,069	3,374,796
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	5,908,397	6,879,721
Intelsat Jackson Holdings SA
0.00%, 01/02/2024		$1,500,000	1,528,590
0.00%, 01/02/2024		880,000	897,125
6.50% (LIBOR + 5.50%), 07/13/2022(1)		5,261,520	5,316,766
8.00% (LIBOR + 5.75%), 11/27/2023(1)		17,270,000	17,529,050
IPS Acquisition LLC
4.25% (LIBOR + 3.25%), 11/07/2024(1)		537,790	537,457
IQVIA, Inc.
1.86% (LIBOR + 1.75%), 01/17/2025(1)		729,219	724,662
1.95% (LIBOR + 1.75%), 06/11/2025(1)		1,234,137	1,225,905
IRB Holding Corp.
3.75% (LIBOR + 2.75%), 02/05/2025(1)		97,000	96,129
4.25% (LIBOR + 3.25%), 12/15/2027(1)		6,269,288	6,239,885
Iridium Satellite LLC
3.75% (LIBOR + 2.75%), 11/04/2026(1)		3,737,250	3,743,940
KFC Holding Co.
1.86% (LIBOR + 1.75%), 03/15/2028(1)		12,263,147	12,252,969
Lamar Media Corp.
1.60% (LIBOR + 1.50%), 02/05/2027(1)		2,815,000	2,789,496
Lealand Finance Co. BV
3.11% (LIBOR + 3.00%), 06/28/2024(1)		148,837	117,581
4.11% (LIBOR + 4.00%), 06/30/2025(1)		598,311	325,080
Level 3 Financing, Inc.
1.86% (LIBOR + 1.75%), 03/01/2027(1)		17,499,795	17,259,173

LifePoint Health, Inc.
0.00%, 11/16/2025		6,575,581	6,556,775
LogMeIn, Inc.
4.85% (LIBOR + 4.75%), 08/31/2027(1)		4,593,488	4,577,686
Loire UK Midco 3 Ltd.
0.00%, 04/21/2027		3,738,041	3,689,745
LS Group Opco Acquisition LLC
4.25% (LIBOR + 3.50%), 11/02/2027(1)		2,663,325	2,661,114
Maravai Intermediate Holdings LLC
5.25% (LIBOR + 4.25%), 10/19/2027(1)		3,537,825	3,555,514
Marriott Ownership Resorts, Inc.
1.86% (LIBOR + 1.75%), 08/29/2025(1)		1,455,675	1,412,005
MH Sub I LLC
3.61% (LIBOR + 3.50%), 09/13/2024(1)		299,150	295,560
Milano Acquisition Corp.
0.00%, 10/01/2027		7,830,375	7,791,223
Mileage Plus Holdings LLC
6.25% (LIBOR + 5.25%), 06/21/2027(1)		9,990,000	10,603,486
Nascar Holdings LLC
2.86% (LIBOR + 2.75%), 10/19/2026(1)		650,160	645,206
Navistar, Inc.
3.62% (LIBOR + 3.50%), 11/06/2024(1)		7,685,000	7,683,079
Nouryon Finance BV
2.86% (LIBOR + 2.75%), 10/01/2025(1)		2,534,166	2,493,518
Option Care Health, Inc.
3.86% (LIBOR + 3.75%), 08/06/2026(1)		3,291,667	3,277,282
PAREXEL International Corp.
2.86% (LIBOR + 2.75%), 09/27/2024(1)		10,005,198	9,881,734
Park River Holdings, Inc.
4.00% (LIBOR + 3.25%), 12/28/2027(1)		2,105,000	2,090,539
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(1)		437,809	435,414
Peraton Corp.
0.00%, 02/01/2028		3,717,610	3,714,524
4.50% (LIBOR + 3.75%), 02/01/2028(1)		2,112,390	2,110,637
PetSmart LLC
4.50% (LIBOR + 3.75%), 02/11/2028(1)		18,600,000	18,557,220
PetVet Care Centers LLC
4.25% (LIBOR + 3.50%), 02/14/2025(1)		3,591,430	3,577,065
PG&E Corp.
3.50% (LIBOR + 3.00%), 06/23/2025(1)		5,486,181	5,474,166
Pike Corp.
3.13% (LIBOR + 3.00%), 01/21/2028(1)		1,840,000	1,832,438
Ply Gem Midco, Inc.
3.86% (LIBOR + 3.75%), 04/12/2025(1)		1,138,771	1,136,778
RealPage, Inc.
0.00%, 02/18/2028		5,690,000	5,660,753
Ryan Specialty Group LLC
0.00%, 09/01/2027		3,530,604	3,524,708
SBA Senior Finance II LLC
1.86% (LIBOR + 1.75%), 04/11/2025(1)		1,556,000	1,536,488
Scientific Games International, Inc.
0.00%, 08/14/2024		3,989,717	3,909,644
Sequa Mezzanine Holdings LLC
7.75% (LIBOR + 6.75%), 11/28/2023(1)		12,051,018	12,081,145
11.75% (LIBOR + 10.75%), 04/28/2024(1)		688,043	638,160
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	7,690,000	8,839,956
Simply Good Foods USA, Inc.
4.75% (LIBOR + 3.75%), 07/07/2024(1)		$1,297,377	1,298,999
Sinclair Television Group, Inc.
2.36% (LIBOR + 2.25%), 01/03/2024(1)		3,750,000	3,721,875
2.61% (LIBOR + 2.50%), 09/30/2026(1)		627,445	617,249
Solera LLC
2.86% (LIBOR + 2.75%), 03/03/2023(1)		4,516,796	4,487,753
Sotera Health Holdings LLC
3.25% (LIBOR + 2.75%), 12/11/2026(1)		7,000,000	6,973,750
Spin Holdco, Inc.
0.00%, 03/04/2028		3,650,000	3,616,091
SS&C Technologies Holdings, Inc.
1.86% (LIBOR + 1.75%), 04/16/2025(1)		378,680	374,298
1.86% (LIBOR + 1.75%), 04/16/2025(1)		498,334	492,568
Staples, Inc.
5.21% (LIBOR + 5.00%), 04/16/2026(1)		2,603,376	2,536,130
Sunshine Luxembourg VII SARL
0.00%, 10/01/2026		640,000	638,720
0.00%, 10/01/2026		10,529,605	10,508,546
Surgery Center Holdings, Inc.
4.25% (LIBOR + 3.25%), 09/03/2024(1)		3,800,643	3,759,673

Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(1)	457,462	450,650
Tacala Investment Corp.
8.25% (LIBOR + 7.50%), 02/04/2028(1)(15)	590,000	586,684
Telenet Financing USD LLC
2.11% (LIBOR + 2.00%), 04/30/2028(1)	1,250,000	1,233,125
TransDigm, Inc.
2.36% (LIBOR + 2.25%), 08/22/2024(1)	7,061,514	6,923,673
2.36% (LIBOR + 2.25%), 05/30/2025(1)	1,226,913	1,200,718
U.S. Renal Care, Inc.
5.13% (LIBOR + 5.00%), 06/26/2026(1)	3,313,056	3,291,322
Uber Technologies, Inc.
3.61% (LIBOR + 3.50%), 04/04/2025(1)	2,548,449	2,534,636
UFC Holdings LLC
3.75% (LIBOR + 3.00%), 04/29/2026(1)	11,338,312	11,285,135
UKG, Inc.
4.00% (LIBOR + 3.25%), 05/04/2026(1)	19,141,764	19,141,764
7.50% (LIBOR + 6.75%), 05/03/2027(1)	605,000	618,612
Univision Communications, Inc.
3.75% (LIBOR + 2.75%), 03/15/2024(1)	3,779,266	3,748,314
USI, Inc.
0.00%, 05/16/2024	865,467	855,116
3.45% (LIBOR + 3.25%), 12/02/2026(1)	1,450,234	1,434,949
Vertical Midco GmbH
4.48% (LIBOR + 4.25%), 07/30/2027(1)	8,508,663	8,521,426
VICI Properties 1 LLC
1.86% (LIBOR + 1.75%), 12/20/2024(1)	500,000	493,975
Western Digital Corp.
1.61% (LIBOR + 1.50%), 02/27/2023(1)	735,598	733,303
1.86% (LIBOR + 1.75%), 04/29/2023(1)	2,692,771	2,688,301
Whatabrands LLC
2.86% (LIBOR + 2.75%), 07/31/2026(1)	221,915	220,313
Windstream Services LLC
7.25% (LIBOR + 6.25%), 09/21/2027(1)	73,443	73,374
Woof Holdings, Inc.
4.50% (LIBOR + 3.75%), 12/21/2027(1)	3,715,000	3,696,425
Wyndham Hotels & Resorts, Inc.
1.86% (LIBOR + 1.75%), 05/30/2025(1)	195,000	192,779
Zayo Group Holdings, Inc.
0.00%, 03/09/2027	8,610,592	8,535,077

Total Bank Loans (Cost: $712,853,208)		715,569,316

	Shares	Value
COMMON STOCKS – 0.08%
Communications – 0.06%
Clear Channel Outdoor Holdings, Inc. - Class A(12)	2,064,946	$3,716,903
iHeartMedia, Inc. - Class A(12)	498,998	9,056,814
iHeartMedia, Inc. - Class B(12)(16)	365,379	5,968,466

Total Communications		18,742,183

Consumer Discretionary – 0.02%
Neiman Marcus Group, Inc.(12)(15)(16)	62,326	6,280,591

Total Consumer Discretionary		6,280,591

Energy – 0.00%(8)
Noble Corp.(12)(16)	1,867	18,118
Noble Finance Co.(12)(15)(16)	15,565	151,044

Total Energy		169,162

Industrials – 0.00%(8)
AMI Investments LLC(12)(15)(16)	206,310	1,180,093

Total Industrials		1,180,093

Total Common Stocks (Cost: $29,794,703)		26,372,029

CONVERTIBLE PREFERRED STOCKS – 0.18%
Consumer, Non-cyclical – 0.05%
Boston Scientific Corp., 5.50%	43,498	4,665,596
Bunge Ltd., 4.88%	89,011	10,301,154

Total Consumer, Non-cyclical		14,966,750

Financials – 0.11%
Bank of America Corp., 7.25%	13,043	18,234,114
Wells Fargo & Co., 7.50%	12,284	17,411,464

Total Financials		35,645,578

Utilities – 0.02%
NextEra Energy, Inc., 5.28%	95,955	4,752,651

Total Utilities		4,752,651

Total Convertible Preferred Stocks (Cost: $53,708,260)		55,364,979

PREFERRED STOCKS – 0.08%
Communications – 0.08%
AT&T Mobility II LLC, 7.00%(12)(15)(16)	1,036,052	24,467,715

Total Communications		24,467,715

Total Preferred Stocks (Cost: $28,023,048)		24,467,715

WARRANTS – 0.00%(8)
Communications – 0.00%(8)
Windstream Holdings II LLC, expires 09/21/2055(12)(16)		9,444	$80,664

Total Communications			80,664

Total Warrants (Cost: $91,586)			80,664

SHORT-TERM INVESTMENTS – 16.77%
Money Market Funds – 3.72%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(13)		1,150,453,771	1,150,453,771

Total Money Market Funds (Cost: $1,150,453,771)			1,150,453,771

	Principal Amount		Value
Government Related – 0.39%
Argentina Treasury Bond BONCER, 1.10%, 04/17/2021	ARS	86,830,000	1,309,775
Federal Home Loan Bank Discount Notes, 0.07%, 05/14/2021		$50,000,000	49,999,403
Federal Home Loan Bank Discount Notes, 0.08%, 04/01/2021		50,000,000	50,000,000
Republic of Argentina, -3,49%, 09/13/2021	ARS	667,763,000	8,496,934
Republic of Argentina, -1.11%, 05/21/2021		790,400,000	10,148,239

Total Government Related (Cost: $119,174,566)			119,954,351

Repurchase Agreements – 1.50%
Bank of America Securities, Inc., 0.01% dated 03/31/2021, due 04/05/2021, repurchase price $148,100,206 (collateralized by U.S. Treasury Bond, value $150,948,525, 1.125%, 08/15/2040)		$148,100,000	148,100,000
Bank of America Securities, Inc., 0.03% dated 03/25/2021, due 04/05/2021, repurchase price $50,000,458 (collateralized by U.S. Treasury Bond, value $50,267,831, 1.38%, 11/15/2040)		50,000,000	50,000,000
J.P. Morgan Securities, 0.02% dated 03/30/2021, due 04/01/2021, repurchase price $238,200,265 (collateralized by the following: U.S. Treasury Bond, value $229,853,452, 1.125%-3.00%, 05/15/2046-08/15/2048, U.S. Treasury Inflation Indexed Bond, value $12,850,674, 0.13%, 10/15/2025)		238,200,000	238,200,000
Bank of America Securities, Inc., 0.00% dated 03/31/2021, due 04/01/2021, repurchase price $27,200,000 (collateralized by U.S. Treasury Bond, value $27,555,857, 2.75%, 08/15/2047)		27,200,000	27,200,000

Total Repurchase Agreements (Cost: $463,500,000)			463,500,000

U.S. Treasury Bills – 10.83%
U.S. Cash Management Bill, 0.00%, 06/22/2021		95,200,000	95,197,181
U.S. Cash Management Bill, 0.00%, 06/29/2021		100,000,000	99,997,528
U.S. Cash Management Bill, 0.00%, 07/13/2021(10)		19,000,000	18,999,021
U.S. Cash Management Bill, 0.00%, 07/20/2021(10)		381,600,000	381,579,012
U.S. Treasury Bill, 0.00%, 04/06/2021		200,000,000	199,999,792
U.S. Treasury Bill, 0.00%, 04/08/2021		156,170,000	156,169,849
U.S. Treasury Bill, 0.00%, 04/29/2021(10)		60,000	60,000
U.S. Treasury Bill, 0.00%, 05/04/2021		240,000,000	239,996,150
U.S. Treasury Bill, 0.00%, 05/06/2021(10)		241,133,000	241,130,070
U.S. Treasury Bill, 0.00%, 05/13/2021		181,500,000	181,495,766
U.S. Treasury Bill, 0.00%, 05/25/2021		215,400,000	215,395,153
U.S. Treasury Bill, 0.00%, 06/03/2021(10)		50,000,000	49,998,687
U.S. Treasury Bill, 0.00%, 07/29/2021		67,400,000	67,395,544
U.S. Treasury Bill, 0.00%, 08/12/2021		451,050,000	451,021,394
U.S. Treasury Bill, 0.00%, 08/19/2021		518,600,000	518,555,966
U.S. Treasury Bill, 0.00%, 09/02/2021		338,100,000	338,063,844
U.S. Treasury Bill, 0.00%, 09/23/2021(10)		800,000	799,888
U.S. Treasury Bill, 0.00%, 09/30/2021		96,600,000	96,579,245

Total U.S. Treasury Bills (Cost: $3,352,169,821)			3,352,434,090

Time Deposits – 0.33%
Banco Santander, Frankfurt, 0.01% due 04/01/2021		45,486,148	45,486,148
Bank of Montreal, London, 0.01% due 04/01/2021		9,866,748	9,866,748
BBVA, Madrid, 0.00% due 04/01/2021		11,383,035	11,383,035
BNP Paribas, Paris, -1.85% due 04/01/2021	CHF	118,664	125,550
BNP Paribas, Paris, -0.76% due 04/01/2021	EUR	2,663,593	3,123,595
BNP Paribas, Paris, 0.01% due 04/01/2021		$4,094,147	4,094,147
Brown Brothers Harriman, -0.76% due 04/01/2021	EUR	3,028	3,551
Brown Brothers Harriman, -0.54% due 04/01/2021	AUD	24,250	18,419
Brown Brothers Harriman, -0.26% due 04/01/2021	SEK	4,990	571
Brown Brothers Harriman, -0.13% due 04/06/2021	NOK	6,255	731
Brown Brothers Harriman, 0.00% due 04/01/2021	CAD	9,912,533	7,887,748
Brown Brothers Harriman, 0.05% due 04/01/2021	NZD	88,917	62,100
Brown Brothers Harriman, 5.65% due 04/01/2021	ZAR	3,111,372	210,798
Citibank, London, 0.01% due 04/01/2021	GBP	807,925	1,113,805
Royal Bank of Canada, Toronto, 0.01% due 04/01/2021		$17,410,825	17,410,825

Total Time Deposits (Cost: $100,787,771)			100,787,771

Total Short-Term Investments (Cost: $5,186,085,929)			5,187,129,983

TOTAL INVESTMENTS IN SECURITIES – 114.65% (Cost: $35,281,918,809)			35,466,652,533

MORTGAGE-BACKED OBLIGATIONS SALES COMMITMENTS – (0.04)%
Mortgage-Backed Obligations – (0.04)%
Ginnie Mae II Pool
2.00%, 03/20/2051	(9,155,000)	(9,252,491)
3.00%, 07/20/2050	(3,124,214)	(3,256,492)

Total Mortgage-Backed Obligations Sales Commitments (Proceeds Received: $(12,479,998))		(12,508,983)

TBA SALES COMMITMENTS – (0.64)%
Mortgage-Backed Obligations – (0.64)%
Fannie Mae
2.00%, 04/01/2036(14)	(16,995,000)	(17,441,501)
2.00%, 04/01/2051(14)	(57,000,000)	(56,893,126)
2.50%, 04/01/2051(14)	(32,870,000)	(33,730,270)
Ginnie Mae
2.00%, 04/01/2051(14)	(31,565,000)	(31,870,786)
2.50%, 04/01/2051(14)	(40,225,000)	(41,504,029)
3.00%, 04/01/2051(14)	(15,170,000)	(15,803,466)

Total TBA Sales Commitments (Proceeds Received: $(198,153,740))		(197,243,178)

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.97)%		(4,322,491,295)

TOTAL NET ASSETS – 100.00%		$30,934,409,077

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

INR Indian Rupee

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

ZAR South African Rand

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $6,570,345,182, which represents 21.24% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of March 31, 2021.
(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2021.
(6)	Security in default as of March 31, 2021. The value of these securities totals $38,406,070, which represents 0.12% of total net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Amount calculated is less than 0.005%.
(9)	Inflation protected security. The value of these securities totals $323,888,334, which represents 1.05% of total net assets.
(10)

Partially assigned as collateral for certain future contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $130,523,472 which represents 0.42% of total net assets.

(11)	Delayed delivery purchase commitment security. The value of these securities totals $3,722,745,799, which represents 12.03% of total net assets.
(12)	Non-income producing security.
(13)	Represents annualized seven-day yield as of the close of the reporting period.
(14)	Delayed delivery sales commitment security. The value of these securities totals $(197,243,178), which represents (0.64)% of total net assets.
(15)	Security that is restricted at March 31, 2021. The value of the restricted securities totals $109,075,247, which represents 0.35% of total net assets.
(16)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $63,200,127, which represents 0.20% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Jun. 2021	AUD	38,043,585	$28,848,808	$(47,196)
649	Euro-Btp Future	Goldman Sachs	Jun. 2021	EUR	96,353,640	113,637,197	643,285
8,575	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2021		$1,150,756,139	1,122,789,062	(27,967,077)
2,665	U.S. 5 Year Note Future	Citigroup Global Markets	Jun. 2021		330,108,125	328,856,838	(1,251,287)
1,054	U.S. 5 Year Note Future	Goldman Sachs	Jul. 2021		130,100,399	130,061,953	(38,446)
1,474	U.S. Long Bond Future	Goldman Sachs	Jun. 2021		231,694,927	227,871,188	(3,823,739)
1,628	U.S. Treasury 2-Year Note Future	Citigroup Global Markets	Jun. 2021		359,697,052	359,342,843	(354,209)
5,767	U.S. Treasury 2-Year Note Future	Goldman Sachs	Jul. 2021		1,273,948,027	1,272,930,083	(1,017,944)
2	U.S. Ultra 10-Year Note Future	Citigroup Global Markets	Jun. 2021		297,875	287,375	(10,500)
41	U.S. Ultra Bond Future	Citigroup Global Markets	Jun. 2021		7,804,975	7,429,969	(375,006)
3,272	U.S. Ultra Bond Future	Goldman Sachs	Jun. 2021		614,268,491	592,947,750	(21,320,741)

							$(55,562,860)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(316)	Euro-Bund Future	Goldman Sachs	Jun. 2021	EUR	(54,040,850)	$(63,471,777)	$(98,073)
(2,202)	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2021		$(290,774,022)	(288,324,375)	2,449,647
(221)	U.S. Long Bond Future	Goldman Sachs	Jun. 2021		(34,537,100)	(34,165,219)	371,881
(4,963)	U.S. Ultra 10-Year Note Future	Goldman Sachs	Jun. 2021		(733,996,106)	(713,121,063)	20,875,043
(1,635)	U.S. Ultra 10-Year Note Future	J.P. Morgan	Jun. 2021		(239,621,475)	(234,929,062)	4,692,413
(324)	U.S. Ultra Bond Future	Goldman Sachs	Jun. 2021		(61,215,251)	(58,714,874)	2,500,377
(500)	U.S. Ultra Bond Future	J.P. Morgan	Jun. 2021		(94,372,444)	(90,609,375)	3,763,069

							$34,554,357

							$(21,008,503)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL*	68,561,645	USD	12,034,059	04/05/21	Bank Of America	$146,774
CAD	5,020,000	USD	3,921,507	04/23/21	Bank Of America	73,263
CAD	21,100,000	USD	16,718,923	04/23/21	Canadian Imperial Bank of Commerce	71,844
CAD	33,080,000	USD	26,023,503	04/23/21	HSBC	300,600
CAD	24,330,000	USD	19,122,548	04/23/21	Royal Bank of Canada	238,560
CAD	6,510,000	USD	5,160,278	06/16/21	BNP Paribas	20,422
GBP	353,394,000	USD	485,322,165	04/07/21	Bank Of America	1,869,871
GBP	11,735,000	USD	16,104,293	05/21/21	J.P. Morgan	75,911
INR*	116,545,000	USD	1,574,932	04/09/21	Bank Of America	16,587
INR*	116,545,000	USD	1,573,125	04/09/21	Goldman Sachs	18,394
INR*	240,125,000	USD	3,249,323	04/09/21	J.P. Morgan	29,785
MXN	265,851,000	USD	12,331,740	06/10/21	Bank Of America	578,963
MXN	33,876,000	USD	1,612,275	09/03/21	Goldman Sachs	16,817
MXN	1,040,796,152	USD	49,479,256	10/05/21	J.P. Morgan	382,352
NOK	39,465,000	USD	4,598,666	04/23/21	J.P. Morgan	15,483
PEN*	1,828,100	USD	486,766	04/06/21	Goldman Sachs	1,572
RUB*	354,752,327	USD	4,634,632	04/22/21	Bank Of America	48,436
RUB*	365,082,048	USD	4,800,085	04/22/21	Goldman Sachs	19,344
TRY	14,114	USD	1,697	04/12/21	Goldman Sachs	3
TRY	1,242,062	USD	148,741	04/16/21	Bank Of America	429
TRY	3,893,957	USD	462,795	04/16/21	J.P. Morgan	4,864
USD	40,602,173	BRL*	224,611,220	04/05/21	Bank Of America	697,183
USD	522,348,197	EUR	429,990,000	04/06/21	BNP Paribas	18,088,274
USD	500,000	PEN*	1,828,100	04/06/21	Goldman Sachs	11,660
USD	19,249,767	EUR	16,389,000	04/07/21	Bank Of America	29,598
USD	404,398,569	GBP	286,027,000	04/07/21	Bank Of America	10,079,264
USD	138,667	JPY	14,700,000	04/07/21	Bank Of America	5,903
USD	2,463,784	EUR	2,035,000	04/07/21	BNP Paribas	77,242
USD	30,289,355	AUD	39,709,110	04/07/21	Goldman Sachs	127,910
USD	7,275,348	EUR	6,075,000	04/07/21	Morgan Stanley	150,903
USD	11,246,651	GBP	8,104,000	04/07/21	Morgan Stanley	74,406
USD	6,855,721	ZAR	101,140,871	04/09/21	Bank Of America	7,508
USD	6,354,792	PEN*	23,135,000	04/09/21	Barclays Bank	174,746
USD	6,419,467	IDR*	90,835,465,000	04/09/21	Deutsche Bank	179,115
USD	3,598,820	ZAR	53,004,694	04/09/21	Goldman Sachs	9,891
USD	6,373,803	RON	25,761,000	04/16/21	Bank Of America	236,229
USD	36,155,351	AUD	47,595,000	04/23/21	Barclays Bank	861
USD	16,659,395	NOK	141,285,000	04/23/21	Citibank	140,705
USD	16,366,203	NZD	22,715,000	04/23/21	Citibank	502,488
USD	16,913,235	AUD	21,815,000	04/23/21	J.P. Morgan	341,952
USD	17,003,076	NOK	143,565,000	04/23/21	J.P. Morgan	217,815
USD	28,349,432	JPY	2,993,495,000	04/23/21	UBS	1,308,741
USD	36,715,919	NZD	51,320,000	04/23/21	UBS	875,027
USD	505,656,673	EUR	429,990,000	05/04/21	BNP Paribas	1,103,858
USD	67,000	PEN*	248,925	05/04/21	Goldman Sachs	505
USD	133,400	JPY	14,700,000	05/07/21	Morgan Stanley	593
USD	2,512,771	EUR	2,068,559	05/21/21	HSBC	84,598
USD	16,817,546	GBP	12,115,000	05/21/21	J.P. Morgan	113,399
USD	4,974,592	EUR	4,106,243	05/21/21	UBS	154,486
USD	3,405,815	ZAR	50,570,435	05/24/21	Bank Of America	2,651
USD	11,774,683	ZAR	172,573,000	05/24/21	J.P. Morgan	161,293
USD	5,455,792	ZAR	80,272,000	05/24/21	Morgan Stanley	53,846
USD	2,285,208	BRL*	12,884,000	06/02/21	Bank Of America	5,190
USD	499,000	PEN*	1,843,556	06/09/21	Goldman Sachs	6,685
USD	263,230	IDR*	3,838,660,000	06/16/21	BNP Paribas	2,402
USD	245,818	IDR*	3,600,000,000	06/16/21	Goldman Sachs	1,206
USD	2,130,673	INR*	156,988,000	06/16/21	J.P. Morgan	10,217
USD	493,747	PEN*	1,828,100	06/21/21	BNP Paribas	5,581
USD	17,478,000	PEN*	64,799,685	06/21/21	Deutsche Bank	174,214
USD	7,881,240	PEN*	28,785,047	07/19/21	Goldman Sachs	195,663
USD	11,080,000	PEN*	40,911,353	08/04/21	BNP Paribas	157,750
USD	91,579,977	BRL*	515,000,000	10/04/21	J.P. Morgan	1,604,503
USD	657,013	ZAR	10,032,066	02/18/22	J.P. Morgan	4,733
ZAR	2,562,000	USD	170,428	04/09/21	Morgan Stanley	3,044
ZAR	10,194,556	USD	667,062	06/15/21	J.P. Morgan	17,010

		Total Unrealized Appreciation				41,131,122

AUD	12,924,300	USD	10,235,844	04/07/21	BNP Paribas	(419,065)
AUD	6,023,416	USD	4,814,661	04/07/21	Goldman Sachs	(239,516)
AUD	2,071,000	USD	1,604,739	04/07/21	J.P. Morgan	(31,690)
AUD	18,690,394	USD	14,759,865	04/07/21	Morgan Stanley	(563,393)
AUD	43,900,000	USD	33,872,154	04/23/21	Citibank	(524,489)
AUD	25,510,000	USD	19,669,486	04/23/21	UBS	(291,378)
AUD	39,709,110	USD	30,292,849	05/04/21	Goldman Sachs	(126,982)
BRL*	156,049,575	USD	28,443,500	04/05/21	Bank Of America	(719,343)
BRL*	68,561,645	USD	12,247,000	04/05/21	BNP Paribas	(66,167)
BRL*	224,611,220	USD	40,550,495	05/04/21	Bank Of America	(714,312)
CAD	7,285,000	USD	5,825,674	04/23/21	Royal Bank of Canada	(28,483)
EUR	4,488,000	USD	5,356,739	04/07/21	Bank Of America	(93,445)
EUR	3,889,000	USD	4,663,201	04/07/21	BNP Paribas	(102,384)
EUR	6,760,000	USD	8,069,118	04/07/21	Goldman Sachs	(141,340)
EUR	8,399,000	USD	9,997,475	04/07/21	J.P. Morgan	(147,563)
EUR	963,000	USD	1,131,101	04/07/21	Morgan Stanley	(1,745)
EUR	16,389,000	USD	19,260,646	05/04/21	Bank Of America	(29,696)
EUR	34,227,000	USD	40,216,010	05/04/21	BNP Paribas	(53,845)
EUR	971,948	USD	1,141,184	05/21/21	Bank Of America	(264)
GBP	1,088,000	USD	1,512,580	04/07/21	Bank Of America	(12,654)
GBP	850,000	USD	1,181,074	04/07/21	Morgan Stanley	(9,257)
GBP	2,975,000	USD	4,131,114	05/21/21	Deutsche Bank	(29,188)
GBP	23,875,000	USD	33,213,945	05/21/21	State Street	(295,125)
IDR*	46,389,255,000	USD	3,278,393	04/09/21	Bank Of America	(91,473)
IDR*	44,446,210,000	USD	3,131,559	04/09/21	Deutsche Bank	(78,126)
IDR*	400,622,799,000	USD	27,422,075	06/16/21	BNP Paribas	(200,674)
INR*	2,063,547,450	USD	27,969,496	06/16/21	Bank Of America	(96,902)
INR*	156,988,000	USD	2,081,241	12/15/21	J.P. Morgan	(10,441)
JPY	14,700,000	USD	133,361	04/07/21	Morgan Stanley	(597)
JPY	1,312,647,250	USD	12,638,244	04/23/21	Citibank	(780,904)
JPY	1,680,847,750	USD	16,212,604	04/23/21	UBS	(1,029,254)
MXN	1,073,493,152	USD	52,827,594	04/14/21	BNP Paribas	(359,208)
MXN	62,585,000	USD	3,100,873	04/16/21	Bank Of America	(42,608)
MXN	65,370,000	USD	3,284,248	04/16/21	Goldman Sachs	(89,892)
MXN	132,419,000	USD	6,523,843	06/02/21	BNP Paribas	(87,481)
NOK	133,435,000	USD	15,658,628	04/23/21	Credit Suisse International	(57,741)
NOK	23,205,000	USD	2,743,348	04/23/21	Goldman Sachs	(30,277)
NOK	78,910,000	USD	9,279,056	04/23/21	J.P. Morgan	(53,095)
NOK	165,825,000	USD	19,579,103	04/23/21	Morgan Stanley	(191,257)
NOK	121,345,000	USD	14,340,297	05/14/21	Bank Of America	(153,102)
NOK	209,235,296	USD	24,740,200	05/14/21	Morgan Stanley	(277,206)
NZD	6,125,000	USD	4,390,059	04/23/21	Citibank	(112,478)
NZD	45,545,000	USD	32,708,688	04/23/21	J.P. Morgan	(900,944)
NZD	22,365,000	USD	16,157,125	04/23/21	UBS	(537,843)
PEN*	1,828,100	USD	493,814	04/06/21	BNP Paribas	(5,474)
PEN*	23,135,000	USD	6,394,227	04/09/21	Morgan Stanley	(214,181)
RON	12,910,000	USD	3,209,048	04/16/21	Bank Of America	(133,233)
RON	12,851,000	USD	3,194,486	04/16/21	UBS	(132,727)
RUB*	188,625,000	USD	2,562,017	04/22/21	BNP Paribas	(71,988)
RUB*	1,111,136,625	USD	14,792,743	04/22/21	Goldman Sachs	(124,686)
RUB*	1,785,752,425	USD	23,945,780	05/21/21	Bank Of America	(448,728)
RUB*	233,843,575	USD	3,138,789	05/21/21	Goldman Sachs	(61,859)
RUB*	224,142,931	USD	2,968,490	06/22/21	Bank Of America	(31,260)
RUB*	1,795,453,483	USD	24,198,334	06/22/21	J.P. Morgan	(670,226)
SEK	182,990,744	USD	22,038,055	05/17/21	Bank Of America	(1,076,998)
SEK	130,215,000	USD	15,693,506	05/17/21	J.P. Morgan	(777,757)
TRY	5,611,347	USD	726,059	04/01/21	J.P. Morgan	(46,493)
TRY	8,559,180	USD	1,111,221	04/09/21	Bank Of America	(77,749)
TRY	6,065,391	USD	790,454	04/09/21	Goldman Sachs	(58,093)
TRY	1,678,222	USD	203,904	04/12/21	Goldman Sachs	(1,721)
TRY	610,665	USD	73,772	04/12/21	Morgan Stanley	(202)
TRY	17,303,371	USD	2,132,270	04/13/21	BNP Paribas	(49,283)

TRY	8,402,115	USD	1,035,092	04/13/21	Goldman Sachs	(23,642)
TRY	493,648	USD	68,526	04/16/21	J.P. Morgan	(9,240)
TRY	7,727,000	USD	1,083,772	04/20/21	BNP Paribas	(158,655)
TRY	21,487,000	USD	2,853,336	04/21/21	J.P. Morgan	(282,798)
TRY	17,810,912	USD	2,407,420	04/30/21	BNP Paribas	(291,455)
TRY	7,259,734	USD	978,683	05/05/21	BNP Paribas	(119,529)
TRY	23,185,223	USD	3,094,945	05/07/21	BNP Paribas	(354,431)
TRY	12,230,876	USD	1,675,275	05/12/21	Bank Of America	(233,965)
TRY	4,719,000	USD	648,930	05/24/21	Bank Of America	(96,858)
TRY	7,739,180	USD	1,028,493	05/24/21	J.P. Morgan	(123,092)
TRY	7,565,039	USD	1,040,944	05/26/21	BNP Paribas	(156,981)
TRY	3,909,892	USD	534,884	05/26/21	Goldman Sachs	(78,019)
TRY	562,177	USD	70,262	06/04/21	Bank Of America	(4,927)
TRY	1,476,510	USD	184,373	06/04/21	J.P. Morgan	(12,775)
TRY	5,949,619	USD	758,281	06/08/21	Bank Of America	(68,738)
TRY	864,000	USD	111,192	06/08/21	J.P. Morgan	(11,057)
TRY	5,511,078	USD	703,524	06/11/21	Bank Of America	(66,129)
TRY	4,167,000	USD	532,280	06/11/21	Morgan Stanley	(50,337)
TRY	44,805,654	USD	5,723,037	06/16/21	Bank Of America	(558,772)
TRY	111,813,581	USD	14,744,000	06/22/21	J.P. Morgan	(1,909,419)
USD	12,034,059	BRL*	68,561,645	04/05/21	BNP Paribas	(146,774)
USD	486,766	PEN*	1,828,100	04/06/21	BNP Paribas	(1,573)
USD	767,378	GBP	557,000	04/07/21	J.P. Morgan	(507)
USD	84,158,906	GBP	61,201,000	04/07/21	Morgan Stanley	(213,324)
USD	4,726,419	ZAR	72,006,278	04/09/21	Bank Of America	(149,101)
USD	6,403,277	INR*	473,215,000	04/09/21	Credit Suisse International	(58,870)
USD	7,055,682	ZAR	106,345,000	04/09/21	J.P. Morgan	(144,901)
USD	3,601,750	ZAR	53,804,000	04/09/21	Morgan Stanley	(41,300)
USD	901,686	MXN	18,751,000	04/14/21	BNP Paribas	(14,794)
USD	51,156,686	MXN	1,054,742,152	04/14/21	J.P. Morgan	(395,220)
USD	6,240,916	MXN	127,955,000	04/16/21	Citibank	(11,706)
USD	16,622,979	CAD	21,105,000	04/23/21	HSBC	(171,767)
USD	18,021,003	NOK	155,990,000	04/23/21	UBS	(216,959)
USD	485,372,347	GBP	353,394,000	05/05/21	Bank Of America	(1,866,038)
USD	19,371,287	ZAR	297,656,000	05/14/21	Bank Of America	(687,510)
USD	7,572,585	ZAR	116,137,000	05/14/21	Goldman Sachs	(253,793)
USD	8,768,798	CAD	11,135,000	05/17/21	Bank Of America	(92,288)
USD	1,202,577	CAD	1,517,000	05/17/21	Morgan Stanley	(4,632)
USD	9,033,648	BRL*	51,497,000	06/02/21	Bank Of America	(79,522)
USD	9,923,161	ZAR	152,983,083	06/15/21	Bank Of America	(342,255)
USD	8,433,215	ZAR	130,108,000	06/15/21	Goldman Sachs	(297,246)
USD	12,082,241	ZAR	186,534,155	06/15/21	J.P. Morgan	(434,508)
USD	584,369	ZAR	8,718,000	06/15/21	Morgan Stanley	(623)
USD	13,978,217	CAD	17,615,000	06/16/21	BNP Paribas	(39,913)
USD	323,655	ZAR	5,171,000	02/25/22	Goldman Sachs	(12,271)
ZAR	9,658,496	USD	657,013	04/09/21	J.P. Morgan	(3,040)

		Total Unrealized Depreciation				(24,096,739)

		Net Unrealized Appreciation				$17,034,383

*	Non-deliverable forward

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2021	Notional Amount	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T Inc.	1.00%	12/20/2024	0.48%	$12,100,000	$102,372	$155,786	$258,158
CDX.EM.28	1.00	12/20/2022	1.06	9,588,000	(237,472)	227,370	(10,102)
CDX.EM.29	1.00	6/20/2023	1.08	1,880,000	(31,920)	26,244	(5,676)
CDX.EM.30	1.00	12/20/2023	1.22	6,768,000	(234,965)	182,450	(52,515)
CDX.EM.31	1.00	6/20/2024	1.17	8,178,000	(291,531)	228,231	(63,300)
CDX.EM.32	1.00	12/20/2024	1.24	12,090,000	(572,907)	432,707	(140,200)
CDX.EM.33	1.00	6/20/2025	1.37	665,000	(912)	(11,364)	(12,276)
CDX.EM.34	1.00	12/20/2025	1.98	4,300,000	(251,895)	61,921	(189,974)
CDX.EM.35	1.00	6/20/2026	1.73	2,500,000	(90,100)	(13,325)	(103,425)
CDX.NA.HY.34	5.00	6/20/2025	2.49	736,000	65,843	11,882	77,725
CDX.NA.HY.35	5.00	12/20/2025	2.73	123,400,000	10,460,046	3,835,096	14,295,142
CDX.NA.HY.36	5.00	6/20/2026	2.94	154,250,000	13,317,773	662,063	13,979,836
CDX.NA.HY.36	5.00	6/20/2026	2.94	99,500,000	8,590,390	427,397	9,017,787
General Electric Co.	1.00	12/20/2023	0.44	700,000	(23,753)	34,234	10,481

					$30,800,969	$6,260,692	$37,061,661

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021	Notional Amount		Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.00%		$16,450,000	$(269,224)	$427,610	$158,386
Goldman Sachs	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.00		154,800,000	497,074	170,981	668,055
Morgan Stanley	CMBX.NA.AAA.10	0.05	Monthly	12/16/2072	0.00		157,900,000	649,564	18,053	667,617
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.34	EUR	1,000,000	10,163	16,029	26,192
Bank of America	Boeing Co.	1.00	Quarterly	12/20/2021	0.40		$8,355,000	20,152	19,206	39,358
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.72		3,200,000	(42,762)	(49,314)	(92,076)
Barclays Bank	Chile Government International	1.00	Quarterly	6/20/2026	0.54		10,530,000	247,867	(24,450)	223,417
Goldman Sachs	Chile Government International	1.00	Quarterly	6/20/2026	0.54		4,770,000	109,797	(8,591)	101,206
Morgan Stanley	Chile Government International	1.00	Quarterly	6/20/2026	0.54		31,000,000	399,502	572,536	972,038
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.53		300,000	(7,505)	1,764	(5,741)
Goldman Sachs	Indonesia Government International	1.00	Quarterly	6/20/2026	0.84		35,250,000	246,444	(39,289)	207,155
Barclays Bank	Mexico Government International	1.00	Quarterly	6/20/2026	1.00		1,591,000	(3,208)	(7,518)	(10,726)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	1.00		4,309,000	(239)	(28,572)	(28,811)
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2026	1.00		3,800,000	(5,002)	(20,405)	(25,407)
JPM	Mexico Government International	1.00	Quarterly	6/20/2026	1.00		300,000	(2,343)	321	(2,022)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.68		300,000	1,288	1,007	2,295
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2025	0.90		700,000	(9,639)	8,801	(838)
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2026	1.00		1,100,000	(6,385)	(1,031)	(7,416)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.47		4,700,000	(154,393)	62,103	(92,290)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	1.05		9,400,000	(412,143)	370,653	(41,490)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.50		1,500,000	(17,736)	29,819	12,083
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.54		18,200,000	(336,203)	504,332	168,129
Goldman Sachs	Russian Foreign Bond—Eurobon	1.00	Quarterly	12/20/2024	0.78		16,400,000	84,457	13,296	97,753
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.28		210,000	(9,437)	9,161	(276)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.40		29,900,000	(150,396)	499,113	348,717
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.49		9,100,000	(136,436)	239,664	103,228
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.49		5,400,000	(81,798)	143,055	61,257
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.55		100,000	(570)	1,673	1,103
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.37		3,800,000	2,499	35,027	37,526
Morgan Stanley	United Mexican States	1.00	Quarterly	6/20/2026	1.00		26,000,000	(265,056)	354,825	89,769

								$358,332	$3,319,859	$3,678,191

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800,000	$—	$(1,648)	$(1,648)
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700,000	—	(1,847)	(1,847)
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200,000	—	(846)	(846)
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300,000	—	(1,501)	(1,501)
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400,000	—	(755)	(755)
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700,000	—	(272)	(272)
(0.25)	6 Month EURIBOR	Received	Semi-Annual	6/16/2031		126,600,000	4,354,446	880,041	5,234,487
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100,000	274,419	(31,595)	242,824
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022	BRL	400,000	(2)	(229)	(231)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		46,400,000	—	(30,143)	(30,143)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		870,300,000	(149,981)	(668,253)	(818,234)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		23,300,000	—	44,256	44,256
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		47,100,000	(50)	91,124	91,074
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		70,000,000	(103,494)	178,233	74,739
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		2,400,000	—	4,585	4,585
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		3,000,000	—	5,771	5,771
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,200,000	—	23,051	23,051
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		4,400,000	—	8,270	8,270
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	27,883	27,883
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	28,150	28,150
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		17,900,000	—	32,854	32,854
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,300,000	—	22,631	22,631
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		57,900,000	—	106,659	106,659
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		280,700,000	3,437	(414,702)	(411,265)
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000,000	(283,674)	186,486	(97,188)
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$181,674,000	(17,022,799)	(1,398,430)	(18,421,229)
0.75	3 Month USD LIBOR	Received	Quarterly	6/16/2031		14,100,000	714,650	715,050	1,429,700
0.75	Sterling Overnight Index Average	Received	Annual	9/15/2031	GBP	17,100,000	(14,235)	277,388	263,153
0.75	Sterling Overnight Index Average	Received	Annual	9/15/2051		6,000,000	377,601	139,581	517,182
1.00	3 Month USD LIBOR	Received	Quarterly	12/16/2030		$3,497,000	17,977	213,098	231,075
1.25	3 Month USD LIBOR	Paid	Quarterly	6/17/2027		283,200,000	(7,436,653)	7,487,438	50,785
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900,000	5,017,113	5,442,379	10,459,492
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(15,012,714)	27,509,964	12,497,250
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,885)	(31,285)	(41,170)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,744,028	5,724,691	7,468,719
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,107,550)	9,653,412	8,545,862
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	625,604	8,427,135	9,052,739
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200,000	3,382,167	2,247,121	5,629,288
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200,000	—	(32,962)	(32,962)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		416,900,000	(2,851)	(196,574)	(199,425)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500,000	—	(60,031)	(60,031)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		551,500,000	10,014	(248,637)	(238,623)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200,000	—	(27,320)	(27,320)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000,000	—	192	192
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	(492)	(284)
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	(219)	(219)
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	(185)	(185)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700,000	(42,203)	(373,358)	(415,561)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/7/2026		41,600,000	(21)	(112,152)	(112,173)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000,000	(24,444)	(252,925)	(277,369)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025	MXN	2,000,000	(134)	(2,492)	(2,626)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	(2,218)	(2,218)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	(724)	(724)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600,000	—	(1,691)	(1,691)
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	(6,420)	(6,419)
5.97	3 Month ZAR SAJIBOR	Received	Quarterly	3/10/2026	ZAR	2,100,000	9	(315)	(306)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(17,507)	74,803	57,296
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,247	(3,207)	40
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,906)	115,592	113,686
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,578	(4,696)	(118)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	126,022	(640,481)	(514,459)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	3,464	3,464
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	7,238	7,238
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(342)	7,618	7,276
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	8,380	8,380
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	4,997	4,997
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	9,175	80,009	89,184
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(3,459)	(3,459)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(21)	(14,793)	(14,814)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(445)	(445)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(8,874)	(81,900)	(90,774)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	12	(7,448)	(7,436)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	585	(11,875)	(11,290)

							$(24,574,047)	$65,111,019	$40,536,972

Lunar - payment frequency equal periods of 28 days (a lunar month).

Bridge Builder Municipal Bond Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 94.51%
Alabama – 1.95%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,541,114
5.00%, 09/01/2036	10,000,000	12,000,404
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000,000	6,015,156
5.00%, 06/01/2035	4,000,000	4,671,814
5.00%, 11/01/2037	47,500,000	62,218,825
Birmingham Airport Authority
5.00%, 07/01/2028	700,000	881,115
5.00%, 07/01/2030	1,000,000	1,294,844
5.00%, 07/01/2031	350,000	450,131
5.00%, 07/01/2032	300,000	383,864
5.00%, 07/01/2034	800,000	1,015,509
Black Belt Energy Gas District
4.00%, 07/01/2046(1)	1,705,000	1,714,838
4.00%, 10/01/2049(1)	2,000,000	2,321,023
City of Montgomery AL
4.00%, 12/01/2036	400,000	485,479
4.00%, 12/01/2037	500,000	602,787
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,085,000
5.00%, 04/01/2023	1,550,000	1,689,160
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,667,394
5.25%, 10/01/2048	1,650,000	1,844,298
5.50%, 10/01/2053	715,000	803,590
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500,000	2,851,739
5.00%, 06/01/2036	2,600,000	3,309,913
5.00%, 06/01/2037	3,300,000	4,182,923
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,574,258
5.00%, 12/01/2041	2,750,000	2,967,100
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870,000	3,913,484
2.90%, 07/15/2034(1)	200,000	213,166
Lower Alabama Gas District
4.00%, 12/01/2050(1)	15,610,000	17,785,260
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,223,145
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,129,605
Southeast Alabama Gas Supply District
0.92% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,401,353
4.00%, 06/01/2049(1)	11,010,000	12,111,903
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	3,000,000	3,334,066
5.25%, 05/01/2044(3)	6,700,000	7,613,989
University of Alabama
4.00%, 06/01/2033	1,070,000	1,264,810
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	464,945

Total Alabama		176,028,004

Alaska – 0.02%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,751,308

Total Alaska		1,751,308

Arizona – 2.32%
Apache County Industrial Development Authority
4.50%, 03/01/2030	1,000,000	1,025,843
Arizona Health Facilities Authority
4.00%, 01/01/2043	24,000,000	24,692,959
5.00%, 02/01/2042	2,000,000	2,070,253
Arizona Industrial Development Authority
4.00%, 07/15/2050(3)	1,500,000	1,545,809

5.00%, 07/15/2040(3)	835,000	940,049
5.00%, 07/01/2049(3)	650,000	705,325
5.00%, 07/15/2049(3)	500,000	556,509
5.00%, 07/15/2050(3)	2,365,000	2,630,855
5.50%, 07/01/2052(3)	655,000	707,178
Arizona State University
5.00%, 07/01/2023	735,000	778,551
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960,000	21,526,048
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,173,361
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,501,526
City of Phoenix AZ
4.00%, 07/01/2022	900,000	942,985
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000,000	5,358,984
5.00%, 07/01/2025	1,295,000	1,534,887
5.00%, 07/01/2026	1,675,000	2,013,893
5.00%, 07/01/2027	4,600,000	5,645,082
5.00%, 07/01/2028	1,070,000	1,288,486
5.00%, 07/01/2028	4,440,000	5,540,036
5.00%, 07/01/2029	12,865,000	14,084,004
5.00%, 07/01/2030	1,000,000	1,209,870
5.00%, 07/01/2030	1,500,000	1,641,778
5.00%, 07/01/2031	725,000	873,024
5.00%, 07/01/2032	120,000	143,938
5.00%, 07/01/2032	800,000	959,559
5.00%, 07/01/2036	3,000,000	3,606,825
5.00%, 07/01/2042	540,000	636,535
5.00%, 07/01/2045	635,000	735,147
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,602,637
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	307,945
5.00%, 07/01/2033	435,000	462,122
5.00%, 07/01/2038	450,000	472,574
5.00%, 07/01/2048	915,000	947,132
5.00%, 05/15/2056	1,375,000	1,525,302
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700,000	814,693
5.00%, 07/01/2033	415,000	483,735
5.00%, 07/01/2034	765,000	888,642
5.00%, 07/01/2037	4,750,000	5,390,266
5.00%, 07/01/2038	1,295,000	1,485,817
5.00%, 07/01/2049	525,000	590,511
Industrial Development Authority of the County of Pima
4.75%, 06/15/2037(3)	2,250,000	2,286,213
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100,000	2,203,022
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210,000	3,884,205
5.00%, 07/01/2047	1,000,000	1,227,800
5.00%, 01/01/2048(1)	1,300,000	1,389,178
5.75%, 01/01/2036(3)	600,000	614,048
6.00%, 01/01/2048(3)	635,000	644,767
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340,000	22,008,692
5.00%, 07/01/2025	5,000,000	5,873,358
5.00%, 07/01/2026	7,000,000	8,463,995
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	202,311
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,243,235
5.00%, 01/01/2024	1,600,000	1,806,904
5.00%, 01/01/2033	1,000,000	1,245,040
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020,000	6,616,361
5.00%, 12/01/2037	3,500,000	4,857,945
State of Arizona
5.00%, 10/01/2021	740,000	757,755
5.00%, 10/01/2024	1,075,000	1,244,799

Tempe Industrial Development Authority
5.00%, 12/01/2050	500,000	507,177
5.00%, 12/01/2054	750,000	758,885
Tender Option Bond Trust Receipts/Certificates
0.23%, 07/01/2049(1)(3)	2,950,000	2,950,000
0.35%, 01/01/2061(1)(3)	600,000	600,000
University of Arizona
5.00%, 06/01/2038	1,955,000	2,453,904
5.00%, 06/01/2039	860,000	1,076,651
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,118,979
5.00%, 07/01/2024	320,000	367,354
5.00%, 07/01/2025	1,410,000	1,672,494

Total Arizona		210,115,747

Arkansas – 0.13%
Arkansas Development Finance Authority
1.20%, 03/01/2024(1)	5,000,000	5,061,929
4.50%, 09/01/2049(3)	2,900,000	3,148,386
4.75%, 09/01/2049(3)	2,500,000	2,773,130
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930,000	1,107,908

Total Arkansas		12,091,353

California – 5.57%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,424,229
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,931,443
5.00%, 10/01/2037	2,000,000	2,337,899
Alisal Union School District
5.25%, 08/01/2042	740,000	925,221
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860,000	2,322,254
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585,000	704,457
Bay Area Toll Authority
0.50% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000,000	10,022,371
1.30% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,040,240
2.00%, 04/01/2056(1)	2,710,000	2,884,921
2.10%, 04/01/2045(1)	2,790,000	2,816,165
2.85%, 04/01/2047(1)	1,000,000	1,082,862
2.95%, 04/01/2047(1)	1,170,000	1,285,884
California Community Housing Agency
4.00%, 02/01/2056(3)	5,000,000	5,192,704
5.00%, 02/01/2050(3)	1,600,000	1,810,510
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400,000	482,759
4.00%, 06/01/2036	275,000	329,315
4.00%, 06/01/2037	275,000	328,074
4.00%, 06/01/2038	275,000	327,038
5.00%, 06/01/2025	175,000	206,417
5.00%, 06/01/2026	215,000	261,321
5.00%, 06/01/2026	1,090,000	1,324,819
5.00%, 06/01/2027	325,000	405,277
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930,000	2,259,482
5.00%, 11/01/2032(1)	1,400,000	1,505,663
5.00%, 07/01/2034(1)	1,710,000	1,833,079
5.00%, 08/15/2034	125,000	150,002
California Housing Finance
3.50%, 11/20/2035	1,290,000	1,471,237
4.00%, 03/20/2033	3,433,438	3,979,669
4.25%, 01/15/2035	517,979	617,217
California Infrastructure & Economic Development Bank
0.45%, 01/01/2050(1)(3)	16,000,000	16,001,509
California Municipal Finance Authority
0.18%, 09/01/2021(1)	2,700,000	2,700,000
0.70%, 12/01/2044(1)	3,550,000	3,579,985
4.00%, 08/15/2037	1,560,000	1,717,748
4.00%, 08/15/2042	1,635,000	1,781,692
5.00%, 08/15/2029	1,000,000	1,238,597
5.00%, 08/15/2034	1,065,000	1,303,880
5.00%, 12/31/2043	12,725,000	15,029,302
5.00%, 12/31/2047	555,000	652,152
5.00%, 05/15/2049	1,000,000	1,182,380

5.00%, 10/01/2049(3)	515,000	542,371
5.00%, 10/01/2057(3)	1,000,000	1,048,496
California Pollution Control Financing Authority
5.00%, 07/01/2037(3)	5,000,000	5,292,290
California Public Finance Authority
5.00%, 07/01/2027(3)	180,000	151,200
5.00%, 07/01/2047(3)	140,000	117,600
5.00%, 10/15/2047	1,775,000	2,005,494
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,839,677
5.00%, 03/01/2025	3,340,000	3,931,320
5.00%, 11/01/2037	235,000	252,026
5.00%, 09/01/2039	10,705,000	12,192,563
California Statewide Communities Development Authority
4.00%, 09/02/2029	200,000	224,861
4.00%, 04/01/2036	675,000	788,592
4.00%, 04/01/2037	700,000	814,764
5.00%, 10/01/2028	1,100,000	1,177,943
5.00%, 11/01/2032(3)	1,135,000	1,316,409
5.00%, 04/01/2035	1,300,000	1,649,650
5.00%, 01/01/2038	750,000	887,163
5.00%, 09/02/2039	745,000	886,133
5.00%, 05/15/2040	400,000	455,099
5.00%, 11/01/2041(3)	875,000	993,743
5.00%, 04/01/2042	2,000,000	2,087,718
5.00%, 01/01/2043	1,000,000	1,173,846
5.00%, 09/02/2044	500,000	587,018
5.00%, 09/02/2044	700,000	821,825
5.00%, 09/02/2044	1,350,000	1,593,860
5.00%, 02/01/2045	1,175,000	1,224,507
5.00%, 04/01/2046(1)	4,300,000	5,659,582
5.00%, 01/01/2048	2,840,000	3,311,374
5.00%, 09/02/2049	700,000	816,919
5.25%, 12/01/2048(3)	800,000	931,431
5.25%, 12/01/2056(3)	6,635,000	7,430,707
5.38%, 11/01/2049(3)	100,000	103,387
5.50%, 12/01/2054	1,960,000	2,178,213
5.50%, 12/01/2058(3)	6,315,000	7,418,301
City of Long Beach CA Harbor Revenue
4.00%, 07/15/2021	6,000,000	6,064,967
City of Los Angeles Department of Airports
4.75%, 05/15/2035	8,340,000	9,492,300
5.00%, 05/15/2021	1,705,000	1,713,967
5.00%, 05/15/2025	2,000,000	2,348,943
5.00%, 05/15/2026	520,000	628,347
5.00%, 05/15/2027	1,325,000	1,639,169
5.00%, 05/15/2028	1,150,000	1,449,367
5.00%, 05/15/2031	10,000,000	12,609,909
5.00%, 05/15/2033	1,325,000	1,622,261
5.00%, 05/15/2037	9,795,000	12,396,178
5.00%, 05/15/2038	2,000,000	2,559,030
5.00%, 05/15/2039	2,150,000	2,740,031
5.00%, 05/15/2040	1,095,000	1,257,692
5.25%, 05/15/2031	4,805,000	6,015,435
5.25%, 05/15/2032	3,210,000	3,997,478
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,642,207
CSCDA Community Improvement Authority
4.00%, 08/01/2056(3)	1,240,000	1,311,979
4.00%, 09/01/2056(3)	825,000	870,249
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,388,960
Deutsche Bank Spears/Lifers Trust
0.58%, 12/01/2052(1)(3)	10,000,000	10,000,000
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	285,559
5.00%, 04/01/2036	200,000	228,447
Fresno Unified School District
0.00%, 08/01/2034	500,000	205,052
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000,000	981,744
5.00%, 06/01/2021	285,000	287,058
5.00%, 06/01/2022	400,000	421,573

5.00%, 06/01/2023	455,000	499,357
5.00%, 06/01/2024	255,000	290,104
5.00%, 06/01/2047	1,160,000	1,200,067
5.25%, 06/01/2047	3,935,000	4,083,479
5.30%, 06/01/2037	6,000,000	6,236,834
Irvine Unified School District
5.00%, 03/01/2057	800,000	930,587
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,433,466
5.00%, 12/01/2030	2,520,000	3,005,176
Los Angeles Regional Airports Improvement Corp.
4.50%, 01/01/2027	845,000	870,488
Los Angeles Unified School District
4.00%, 07/01/2033	5,000,000	6,098,326
4.00%, 07/01/2036	1,190,000	1,427,349
4.00%, 07/01/2037	3,000,000	3,585,330
5.00%, 07/01/2027	2,385,000	3,018,590
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,010,790
5.00%, 08/01/2028	1,000,000	1,180,008
5.00%, 08/01/2029	775,000	914,144
5.00%, 08/01/2030	2,530,000	2,984,238
Merced Union High School District
0.00%, 08/01/2051	1,000,000	112,359
Metropolitan Water District of Southern California
0.30% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2037(2)	3,000,000	3,000,000
0.30% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2037(2)	3,000,000	3,000,138
0.30% (SIFMA Municipal Swap Index Yield + 0.25%), 07/01/2047(2)	3,000,000	3,000,137
Mizuho Floater/Residual Trust
0.35%, 12/01/2039(1)(3)(7)	8,800,000	8,800,000
Municipal Improvement Corp. of Los Angeles
5.00%, 11/01/2021	300,000	308,178
Natomas Unified School District
4.00%, 08/01/2045	4,000,000	4,494,271
4.00%, 08/01/2049	2,815,000	3,156,963
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000,000	4,776,090
5.00%, 03/01/2022	1,675,000	1,747,388
5.00%, 03/01/2028	1,340,000	1,628,071
5.00%, 03/01/2030	1,700,000	2,042,260
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,099,241
Orchard School District
0.00%, 08/01/2022	2,940,000	2,927,898
Port of Los Angeles
5.00%, 08/01/2027	1,810,000	2,050,473
Port of Oakland
5.00%, 05/01/2022	2,400,000	2,514,541
5.00%, 05/01/2023	2,420,000	2,640,837
5.00%, 05/01/2024	2,070,000	2,337,860
5.00%, 05/01/2025	9,600,000	11,180,997
5.00%, 05/01/2026	1,170,000	1,401,338
5.00%, 05/01/2026	4,450,000	4,672,236
5.00%, 05/01/2027	3,970,000	4,862,313
5.00%, 05/01/2028	1,875,000	2,333,951
5.00%, 05/01/2029	1,875,000	2,369,007
5.00%, 11/01/2029	1,875,000	2,387,001
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,036,852
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205,000	264,220
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2027	3,000,000	3,152,468
5.00%, 05/01/2037	945,000	1,164,733
State of California
0.84% (1 Month LIBOR USD + 0.76%), 12/01/2031(2)	750,000	750,566
4.00%, 12/01/2022	2,485,000	2,643,559
4.00%, 03/01/2025	3,500,000	3,990,072
4.00%, 03/01/2026	375,000	438,032
4.00%, 11/01/2035	1,750,000	2,133,462
4.00%, 03/01/2036	2,385,000	2,865,774
4.00%, 11/01/2036	2,735,000	3,315,901
4.00%, 11/01/2037	1,625,000	1,963,309

4.00%, 11/01/2041	2,000,000	2,259,026
5.00%, 08/01/2022	1,535,000	1,633,510
5.00%, 12/01/2022	1,115,000	1,204,576
5.00%, 08/01/2023	3,000,000	3,333,763
5.00%, 12/01/2023	2,980,000	3,355,419
5.00%, 05/01/2024	1,945,000	2,225,468
5.00%, 12/01/2024	1,255,000	1,465,891
5.00%, 09/01/2026	2,000,000	2,469,302
5.00%, 08/01/2027	620,000	736,261
5.00%, 11/01/2028	8,000,000	10,365,758
5.00%, 08/01/2029	935,000	1,143,381
5.00%, 09/01/2029	370,000	453,504
5.00%, 11/01/2029	3,170,000	3,990,432
5.00%, 04/01/2030	5,130,000	6,805,717
5.00%, 08/01/2030	3,500,000	4,275,940
5.00%, 08/01/2030	3,910,000	4,877,650
5.00%, 11/01/2032	11,555,000	15,374,393
5.00%, 11/01/2036	25,000,000	32,857,805
Tender Option Bond Trust Receipts/Certificates
0.13%, 10/01/2049(1)(3)	1,060,000	1,060,000
Tobacco Securitization Authority of Southern California
5.00%, 06/01/2023	1,000,000	1,100,677
Transbay Joint Powers Authority
5.00%, 10/01/2033	250,000	301,061
5.00%, 10/01/2034	250,000	300,107
5.00%, 10/01/2035	240,000	287,258
5.00%, 10/01/2038	600,000	711,245

Total California		503,432,731

Colorado – 2.06%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,530,994
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	789,566
5.13%, 12/01/2047	1,050,000	1,101,590
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,520,215
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500,000	542,660
5.00%, 12/01/2050	1,000,000	1,074,488
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	519,715
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,518,226
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	555,386
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515,000	565,148
5.00%, 12/01/2050	1,340,000	1,456,160
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	795,647
5.13%, 12/01/2048	1,450,000	1,567,855
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	528,967
City & County of Denver CO
5.00%, 10/01/2032	9,405,000	10,004,079
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,870,760
5.00%, 11/15/2025	4,390,000	5,228,173
5.00%, 11/15/2029	3,105,000	3,811,464
5.00%, 11/15/2031(1)	1,000,000	1,188,928
5.00%, 12/01/2031	7,045,000	8,711,603
5.00%, 11/15/2032	2,175,000	2,814,245
5.00%, 12/01/2032	385,000	474,324
5.00%, 12/01/2035	5,520,000	6,740,662
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500,000	1,975,748
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	977,001
2.80%, 05/15/2042(1)	3,800,000	3,943,444
4.00%, 11/01/2039	3,775,000	4,414,445
5.00%, 12/01/2022	1,855,000	2,003,056
5.00%, 11/01/2023	1,350,000	1,508,108
5.00%, 11/01/2024	1,125,000	1,299,436

5.00%, 11/01/2025	1,715,000	2,042,628
5.00%, 11/01/2026	1,330,000	1,627,795
5.00%, 01/01/2031	100,000	107,225
5.00%, 11/15/2036(1)	6,770,000	7,598,310
5.00%, 01/01/2037	250,000	265,466
5.00%, 10/01/2038(1)	630,000	645,719
5.00%, 08/01/2044	2,200,000	2,667,633
5.00%, 09/01/2046	1,000,000	1,141,527
5.00%, 08/01/2049(1)	3,830,000	4,555,620
5.00%, 11/15/2049(1)	2,585,000	3,196,627
5.25%, 01/01/2040	540,000	586,421
6.13%, 12/01/2045(3)	375,000	384,015
6.25%, 12/01/2050(3)	205,000	210,545
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	728,477
5.00%, 12/31/2051	2,150,000	2,424,070
5.00%, 12/31/2056	4,790,000	5,391,204
Colorado Housing & Finance Authority
4.25%, 11/01/2049	545,000	610,144
4.25%, 11/01/2049	1,020,000	1,140,264
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	685,928
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775,000	839,784
5.00%, 12/01/2049	1,500,000	1,610,389
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	527,312
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	959,223
County of El Paso CO
4.00%, 12/01/2033	800,000	947,290
4.00%, 12/01/2035	910,000	1,067,057
5.00%, 12/01/2031	600,000	779,912
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,273,577
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,463,704
5.63%, 12/01/2048	2,130,000	2,285,015
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,129,834
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	541,192
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,077,718
E-470 Public Highway Authority
1.12% (1 Month LIBOR USD + 1.05%), 09/01/2039(2)	275,000	275,084
5.00%, 09/01/2040	5,165,000	5,777,128
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,278,613
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270,000	325,518
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,538,141
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700,000	755,337
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	526,267
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,002,909
Peak Metropolitan District No 1
4.00%, 12/01/2035(3)	500,000	517,122
5.00%, 12/01/2041(3)	500,000	540,252
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250,000	201,836
4.75%, 12/01/2045(3)	900,000	957,283
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	781,101
Regional Transportation District
4.00%, 01/15/2033	850,000	1,013,135
4.00%, 07/15/2033	270,000	326,793
4.00%, 07/15/2034	750,000	888,442
5.00%, 06/01/2031	1,315,000	1,682,840
5.00%, 07/15/2032	600,000	770,351

Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,381,975
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	749,000	777,997
5.50%, 12/01/2046	1,500,000	1,561,527
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	890,922
5.00%, 12/01/2046	1,880,000	1,967,833
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	518,991
Southlands Metropolitan District No 1
3.00%, 12/01/2022	219,000	222,794
3.50%, 12/01/2027	500,000	534,443
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	533,847
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	574,356
5.00%, 12/01/2038	500,000	542,696
University of Colorado
2.00%, 06/01/2054(1)	5,955,000	6,260,683
5.00%, 06/01/2047	500,000	612,372
University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,038,741
5.00%, 11/15/2047(1)	9,530,000	10,843,152
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	102,921
5.00%, 12/01/2024	200,000	228,428
5.00%, 12/15/2024	135,000	154,304
5.00%, 12/01/2025	180,000	211,408
5.00%, 12/15/2025	85,000	99,400
5.00%, 12/01/2026	195,000	234,753
5.00%, 12/01/2027	205,000	251,985
5.00%, 12/01/2028	210,000	262,706
5.00%, 12/15/2028	130,000	150,068
5.00%, 12/01/2029	210,000	266,690
5.00%, 12/15/2029	5,000	5,747
5.00%, 12/15/2030	500,000	572,978
5.00%, 12/01/2031	230,000	288,907
5.00%, 12/01/2032	250,000	312,746
5.00%, 12/01/2035	100,000	123,874
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	645,036
5.00%, 12/01/2049	1,000,000	1,068,686

Total Colorado		185,944,836

Connecticut – 2.25%
City of Bridgeport CT
4.00%, 06/01/2037	2,460,000	2,819,889
5.00%, 09/15/2029	2,600,000	3,327,369
5.00%, 09/15/2030	2,250,000	2,859,023
5.00%, 06/01/2033	1,985,000	2,510,067
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,343,392
5.00%, 07/15/2022	2,250,000	2,385,054
5.00%, 07/15/2023	2,000,000	2,212,714
5.00%, 07/15/2026	2,430,000	2,866,385
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,538,202
5.00%, 03/01/2028	1,490,000	1,807,478
5.00%, 03/01/2033	1,900,000	2,252,895
City of New Haven CT
5.00%, 08/15/2023	900,000	1,001,027
5.00%, 08/15/2029	2,000,000	2,387,874
5.00%, 08/15/2031	1,000,000	1,184,242
5.25%, 08/01/2023	1,115,000	1,239,984
City of Norwalk CT
4.00%, 07/01/2024	250,000	252,334
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,532,645
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,294,671
3.00%, 11/15/2050	7,500,000	8,129,917
3.40%, 11/15/2042	765,000	771,859

Connecticut State Health & Educational Facilities Authority
0.55%, 07/01/2037(1)	4,500,000	4,502,209
1.10%, 07/01/2048(1)	9,000,000	9,138,591
1.80%, 07/01/2049(1)	2,005,000	2,080,342
2.00%, 07/01/2042(1)	4,370,000	4,653,946
2.05%, 07/01/2035(1)	6,570,000	6,603,430
4.00%, 07/01/2021(3)	875,000	877,200
4.00%, 07/01/2022(3)	1,010,000	1,022,895
4.00%, 07/01/2044	710,000	755,132
4.00%, 07/01/2046	880,000	938,385
4.00%, 07/01/2049	1,895,000	2,005,696
5.00%, 11/01/2023	695,000	773,551
5.00%, 11/01/2024	475,000	546,829
5.00%, 07/01/2025(3)	435,000	464,888
5.00%, 06/01/2027	200,000	247,410
5.00%, 06/01/2028	400,000	500,833
5.00%, 11/01/2028	1,245,000	1,570,620
5.00%, 06/01/2029	250,000	318,036
5.00%, 07/01/2029(3)	440,000	478,977
5.00%, 07/01/2029	1,000,000	1,248,555
5.00%, 06/01/2031	600,000	771,084
5.00%, 07/01/2032	700,000	890,199
5.00%, 07/01/2032	2,000,000	2,508,898
5.00%, 07/01/2033	600,000	759,773
5.00%, 07/01/2034	700,000	883,138
5.00%, 07/01/2035	525,000	660,541
5.00%, 07/01/2036	1,000,000	1,253,617
5.00%, 07/01/2043	1,750,000	1,913,105
5.00%, 07/01/2049(3)	1,550,000	1,597,623
5.00%, 07/01/2053(1)	2,625,000	3,216,531
5.00%, 07/01/2053(1)	3,445,000	3,990,695
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)(7)	450,000	453,380
State of Connecticut
3.00%, 01/15/2022	475,000	485,518
3.00%, 01/15/2023	525,000	550,977
3.00%, 01/15/2024	450,000	483,275
4.00%, 01/15/2024	290,000	319,457
5.00%, 09/01/2022	5,725,000	6,112,182
5.00%, 11/01/2022	315,000	323,679
5.00%, 04/15/2023	3,200,000	3,508,620
5.00%, 01/15/2026	850,000	1,021,767
5.00%, 04/15/2026	1,500,000	1,816,622
5.00%, 06/15/2027	1,680,000	1,972,534
5.00%, 09/15/2027	1,000,000	1,252,890
5.00%, 03/01/2029	1,500,000	1,687,587
5.00%, 04/15/2030	565,000	723,108
5.00%, 06/15/2032	710,000	827,235
5.00%, 11/15/2032	200,000	236,000
5.00%, 04/15/2034	645,000	812,239
5.00%, 09/15/2034	1,000,000	1,242,831
5.00%, 04/15/2035	3,250,000	4,083,574
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260,000	3,797,306
5.00%, 09/01/2023	900,000	1,002,317
5.00%, 05/01/2030	2,000,000	2,629,641
5.00%, 10/01/2031	26,000,000	28,803,531
5.00%, 05/01/2033	3,000,000	3,863,455
5.00%, 05/01/2034	3,400,000	4,351,562
5.00%, 05/01/2037	5,000,000	6,332,925
5.00%, 01/01/2038	4,400,000	5,327,820
Town of Hamden CT
5.00%, 08/15/2026	500,000	570,665
5.00%, 08/15/2026	1,335,000	1,607,746
5.00%, 08/01/2028	500,000	624,011
5.00%, 08/01/2030	500,000	641,361
5.00%, 08/01/2032	500,000	634,297
5.00%, 01/01/2040	1,875,000	1,922,013
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,655,188
5.00%, 02/15/2036	1,000,000	1,270,932
5.00%, 02/15/2037	1,500,000	1,899,578
5.25%, 11/15/2034	3,705,000	4,703,557

Total Connecticut		203,441,130

Delaware – 0.48%
County of Kent DE
5.00%, 07/01/2040	1,020,000	1,122,014
5.00%, 07/01/2048	2,305,000	2,505,072
County of Sussex DE
5.00%, 01/01/2036	2,330,000	2,518,556
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630,000	4,698,234
4.00%, 09/01/2030	180,000	206,507
5.00%, 09/01/2036	1,225,000	1,381,559
5.00%, 08/01/2039	715,000	816,983
5.00%, 09/01/2040	250,000	299,028
5.00%, 09/01/2046	700,000	775,712
5.00%, 11/15/2048	2,000,000	2,281,305
5.00%, 08/01/2049	900,000	1,011,284
5.00%, 09/01/2050	250,000	293,549
5.00%, 08/01/2054	835,000	935,435
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,660,625
5.00%, 06/01/2043	1,000,000	1,182,179
5.00%, 06/01/2048	500,000	586,977
Delaware Transportation Authority
5.00%, 07/01/2032	3,210,000	4,252,250
5.00%, 09/01/2032	3,245,000	4,226,422
5.00%, 09/01/2033	2,750,000	3,566,283
5.00%, 09/01/2034	4,875,000	6,300,101
5.00%, 09/01/2035	2,200,000	2,834,640

Total Delaware		43,454,715

District of Columbia – 1.49%
District of Columbia
5.00%, 10/01/2022	3,730,000	4,000,108
5.00%, 03/01/2024	455,000	517,106
5.00%, 10/01/2029	5,000,000	6,609,142
5.00%, 12/01/2033	5,000,000	6,418,709
5.00%, 06/01/2034	1,000,000	1,171,655
5.00%, 06/01/2034	2,100,000	2,589,483
5.00%, 06/01/2035	3,000,000	3,399,388
5.00%, 12/01/2036	250,000	257,958
5.00%, 12/01/2036	420,000	432,671
5.00%, 07/01/2042	730,000	763,754
5.00%, 06/01/2046	3,370,000	3,800,451
5.00%, 07/01/2052	915,000	945,970
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000,000	10,035,382
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	323,868
0.00%, 06/15/2046	10,000,000	2,125,624
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,706,354
Metropolitan Washington Airports Authority
5.00%, 10/01/2021	420,000	429,615
5.00%, 10/01/2022	1,000,000	1,071,480
5.00%, 10/01/2023	850,000	945,234
5.00%, 10/01/2024	1,325,000	1,526,811
5.00%, 10/01/2024	1,500,000	1,732,973
5.00%, 10/01/2025	1,185,000	1,412,998
5.00%, 10/01/2027	500,000	624,598
5.00%, 10/01/2030	1,735,000	1,851,475
5.00%, 10/01/2030	5,280,000	6,463,010
5.00%, 10/01/2031	5,335,000	6,639,036
5.00%, 10/01/2032	5,000,000	5,936,433
5.00%, 10/01/2037	1,000,000	1,197,343
5.00%, 10/01/2043	8,000,000	9,640,998
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025,000	4,409,334
0.00%, 10/01/2037	1,000,000	685,015
4.00%, 10/01/2038	415,000	475,786
5.00%, 10/01/2033	1,250,000	1,567,593
5.00%, 10/01/2034	1,500,000	1,875,382
5.00%, 10/01/2053	4,890,000	5,054,713
6.50%, 10/01/2041	2,000,000	2,532,973
Tender Option Bond Trust Receipts/Certificates
0.15%, 07/01/2042(1)(3)	1,765,000	1,765,000

Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,468,532
5.00%, 10/01/2024	1,030,000	1,172,688
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	2,115,000	2,422,820
5.00%, 07/01/2032	3,250,000	3,975,950
5.00%, 07/15/2035	3,675,000	4,782,676
5.00%, 07/15/2037	7,900,000	10,199,653

Total District of Columbia		134,957,742

Florida – 5.23%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000,000	5,620,228
5.00%, 12/01/2036	1,000,000	1,127,156
5.00%, 12/01/2044	3,350,000	3,758,145
6.00%, 11/15/2034	35,000	34,455
6.25%, 11/15/2044	400,000	384,717
6.38%, 11/15/2049	300,000	289,847
Alachua County School Board
5.00%, 07/01/2021	1,000,000	1,011,528
5.00%, 07/01/2027	1,155,000	1,411,965
5.00%, 07/01/2030	2,140,000	2,730,787
Berry Bay Community Development District
2.63%, 05/01/2026	250,000	250,594
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,465,708
Capital Projects Finance Authority
5.00%, 10/01/2024	550,000	613,208
5.00%, 10/01/2025	2,630,000	2,999,897
5.00%, 10/01/2026	1,275,000	1,484,429
5.00%, 10/01/2027	1,750,000	2,072,674
5.00%, 10/01/2034	500,000	600,332
5.00%, 10/01/2035	500,000	598,009
Capital Trust Agency, Inc.
5.25%, 12/01/2058(3)	2,150,000	2,415,958
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	170,000	171,752
Central Florida Expressway Authority
5.00%, 07/01/2035	5,000,000	6,380,498
Citizens Property Insurance, Inc.
5.00%, 06/01/2021	355,000	357,682
5.00%, 06/01/2022	2,150,000	2,269,825
City of Jacksonville FL
5.00%, 10/01/2021	450,000	460,572
5.00%, 08/15/2028	3,045,000	3,824,541
5.00%, 08/15/2029	2,500,000	3,192,983
5.00%, 08/15/2030	1,700,000	2,155,290
5.00%, 08/15/2031	2,250,000	2,839,272
5.00%, 08/15/2032	1,200,000	1,508,263
5.00%, 08/15/2033	1,200,000	1,502,382
5.00%, 06/01/2053(3)	1,485,000	1,715,241
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,983,098
City of Orlando FL
5.00%, 10/01/2031	1,120,000	1,433,854
5.00%, 10/01/2032	1,300,000	1,588,412
5.00%, 10/01/2032	1,680,000	2,142,962
5.00%, 10/01/2035	1,200,000	1,510,360
5.00%, 10/01/2036	1,000,000	1,253,154
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000,000	2,504,587
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250,000	276,679
5.00%, 08/15/2024	400,000	458,690
5.00%, 08/15/2025	700,000	828,647
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,623,968
City of Tampa FL
0.00%, 09/01/2036	800,000	510,780
0.00%, 09/01/2037	800,000	487,969
5.00%, 04/01/2040	1,115,000	1,244,630
County of Broward FL
5.00%, 04/01/2028	560,000	605,464

County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,264,919
5.00%, 10/01/2022	1,500,000	1,605,353
5.00%, 10/01/2023	3,620,000	4,019,858
5.00%, 10/01/2025	2,125,000	2,509,042
5.00%, 10/01/2026	1,000,000	1,210,502
5.00%, 10/01/2026	3,665,000	4,436,491
5.00%, 10/01/2027	1,650,000	2,043,638
5.00%, 10/01/2027	3,500,000	4,334,989
5.00%, 10/01/2028	1,500,000	1,887,128
5.00%, 10/01/2029	500,000	588,431
5.00%, 10/01/2029	1,150,000	1,464,358
5.00%, 10/01/2030	405,000	490,981
5.00%, 10/01/2031	1,525,000	1,911,290
5.00%, 10/01/2036	1,350,000	1,658,354
5.00%, 10/01/2036	1,500,000	1,787,243
5.00%, 10/01/2040	10,000,000	11,525,841
5.00%, 10/01/2042	110,000	118,000
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310,000	402,983
5.00%, 09/01/2030	1,780,000	2,233,108
5.00%, 09/01/2032	265,000	341,993
5.00%, 09/01/2034	1,925,000	2,370,715
5.00%, 09/01/2035	2,000,000	2,451,234
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170,000	1,434,501
5.00%, 10/01/2030	1,680,000	2,203,512
5.00%, 10/01/2031	1,375,000	1,796,447
5.00%, 10/01/2035	1,805,000	2,317,329
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800,000	2,140,293
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,558,702
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,106,094
5.00%, 07/01/2023	7,135,000	7,891,982
5.00%, 10/01/2024	1,785,000	2,048,858
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200,000	3,809,461
4.00%, 10/01/2039	300,000	351,309
4.00%, 10/01/2040	1,450,000	1,693,301
4.00%, 10/01/2041	1,500,000	1,746,119
5.00%, 10/01/2021	690,000	705,108
5.00%, 10/01/2024	2,510,000	2,906,462
5.00%, 10/01/2029	200,000	228,373
5.00%, 10/01/2030	250,000	327,160
5.00%, 10/01/2031	3,000,000	3,213,506
5.00%, 10/01/2031	7,500,000	8,541,761
5.00%, 10/01/2033	7,000,000	7,954,211
5.00%, 10/01/2034	5,520,000	6,270,427
5.00%, 10/01/2035	1,000,000	1,137,792
5.00%, 10/01/2037	2,990,000	3,415,286
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,998,786
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,753,983
5.00%, 10/01/2032	1,275,000	1,514,090
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	7,938,591
6.25%, 10/01/2038	2,000,000	2,258,690
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,318,989
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	190,000	196,840
Epperson North Community Development District
2.50%, 05/01/2026	140,000	139,800
3.00%, 05/01/2031	215,000	213,517
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305,000	1,447,523
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	225,000	230,811
3.25%, 11/01/2025	250,000	256,456
Florida Development Finance Corp.
5.00%, 04/01/2028	315,000	386,551

5.00%, 04/01/2029	250,000	311,194
5.00%, 05/01/2029(3)	2,625,000	2,831,221
5.00%, 02/15/2031	710,000	790,191
5.00%, 02/15/2038	600,000	662,916
5.00%, 02/15/2048	1,600,000	1,756,991
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,243,742
5.00%, 10/01/2033	1,000,000	1,210,565
5.00%, 06/01/2048(3)	2,310,000	2,676,320
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,750,000	3,049,488
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,147,005
Greater Orlando Aviation Authority
5.00%, 10/01/2021	535,000	547,569
5.00%, 10/01/2022	1,000,000	1,070,080
5.00%, 10/01/2024	8,935,000	10,295,893
5.00%, 10/01/2026	500,000	608,231
5.00%, 10/01/2030	1,000,000	1,217,815
5.00%, 10/01/2031	2,000,000	2,338,363
5.00%, 10/01/2033	2,020,000	2,351,149
5.00%, 10/01/2033	6,705,000	8,408,571
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,418,522
Harbor Bay Community Development District
3.10%, 05/01/2024	95,000	96,653
3.10%, 05/01/2024	400,000	406,923
3.10%, 05/01/2024	455,000	462,903
Hernando County School District
5.00%, 07/01/2024	805,000	918,524
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	466,170
5.00%, 10/01/2033	465,000	576,011
5.00%, 10/01/2034	2,150,000	2,655,975
5.00%, 10/01/2035	2,275,000	2,803,266
5.00%, 10/01/2036	2,650,000	3,255,354
5.00%, 10/01/2040	12,500,000	14,254,775
Hillsborough County Port District
5.00%, 06/01/2038	900,000	1,068,371
Hillsborough County School Board
5.00%, 07/01/2029	1,795,000	2,325,286
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,351,776
5.00%, 10/01/2031	1,360,000	1,762,501
5.00%, 10/01/2033	2,130,000	2,729,136
5.00%, 10/01/2034	1,215,000	1,550,608
Lakes of Sarasota Community Development District
3.63%, 05/01/2031(3)	130,000	129,403
3.88%, 05/01/2031	1,700,000	1,686,707
3.90%, 05/01/2041	285,000	284,602
4.10%, 05/01/2051	265,000	264,541
4.13%, 05/01/2031(3)	2,000,000	1,992,645
4.13%, 05/01/2041(3)	200,000	199,051
4.30%, 05/01/2051(3)	325,000	321,746
Lakewood Ranch Stewardship District
2.50%, 05/01/2025(3)	510,000	514,851
3.13%, 05/01/2025	315,000	325,133
3.13%, 05/01/2030(3)	310,000	317,538
3.40%, 05/01/2030	370,000	385,390
3.50%, 05/01/2024	120,000	122,666
4.00%, 05/01/2022	260,000	262,830
4.00%, 05/01/2040	600,000	635,054
4.00%, 05/01/2050	1,000,000	1,033,052
4.35%, 05/01/2024	1,275,000	1,314,634
4.55%, 05/01/2024(3)	775,000	799,088
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850,000	2,145,341
5.63%, 12/01/2037(3)	250,000	257,594
5.75%, 12/01/2052(3)	750,000	762,793
Lee County School Board
5.00%, 08/01/2028	3,275,000	4,165,560
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,363,689

5.00%, 04/01/2035	6,575,000	8,187,845
5.00%, 04/01/2037	2,060,000	2,548,763
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745,000	1,796,709
LT Ranch Community Development District
3.00%, 05/01/2025	835,000	846,738
Manatee County School District
5.00%, 10/01/2025	520,000	608,223
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,704,758
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	898,165
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,243,351
5.00%, 04/01/2045	1,010,000	1,139,892
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,471,461
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	129,493
5.00%, 08/01/2026	155,000	187,560
5.00%, 08/01/2027	345,000	427,209
5.00%, 08/01/2028	400,000	493,061
5.00%, 08/01/2029	480,000	587,442
5.00%, 08/01/2030	680,000	827,314
5.00%, 08/01/2032	750,000	906,261
Mirada II Community Development District
2.50%, 05/01/2026	500,000	499,758
Monroe County School District
5.00%, 06/01/2033	540,000	658,669
5.00%, 06/01/2035	500,000	607,749
Orange County Convention Center
5.00%, 10/01/2023	1,510,000	1,681,174
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	880,421
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,176,740
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190,000	1,185,014
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	105,000	118,073
5.00%, 05/15/2024	615,000	685,349
5.00%, 12/01/2024	105,000	122,427
5.00%, 06/01/2055	2,500,000	2,633,426
7.50%, 06/01/2049	100,000	107,455
7.50%, 06/01/2049	1,875,000	2,015,173
Palm Beach County School District
5.00%, 08/01/2023	500,000	555,256
5.00%, 08/01/2024	220,000	253,292
5.00%, 08/01/2026	1,065,000	1,303,602
5.00%, 08/01/2026	3,750,000	4,590,148
5.00%, 08/01/2030	4,520,000	5,310,448
5.00%, 08/01/2032	3,000,000	3,520,450
Pasco County School Board
5.00%, 08/01/2030	450,000	583,973
5.00%, 08/01/2033	1,000,000	1,288,823
Portico Community Development District
2.80%, 05/01/2025	1,000,000	1,010,056
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	803,867
5.00%, 01/01/2047	875,000	934,013
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,521,694
5.00%, 05/01/2026	1,000,000	1,172,577
5.00%, 05/01/2028	2,785,000	3,241,223
5.00%, 02/01/2030	500,000	591,675
5.00%, 05/01/2031(1)	5,000,000	5,666,623
5.00%, 05/01/2031	5,000,000	5,803,829
School District of Broward County
5.00%, 07/01/2022	1,000,000	1,060,135
5.00%, 07/01/2028	1,500,000	1,861,980
5.00%, 07/01/2029	2,545,000	3,145,318
5.00%, 07/01/2030	3,955,000	5,216,748
5.00%, 07/01/2030	5,500,000	6,420,613

5.00%, 07/01/2031	1,000,000	1,312,101
5.00%, 07/01/2033	5,000,000	6,504,061
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,596,950
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,615,879
5.00%, 07/01/2030	1,500,000	1,938,986
5.00%, 07/01/2031	1,000,000	1,286,498
State of Florida
5.00%, 06/01/2023	2,425,000	2,677,754
5.00%, 06/01/2024	2,415,000	2,770,816
5.00%, 07/01/2024	2,460,000	2,832,644
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,610,602
5.00%, 07/01/2024	4,000,000	4,601,721
Stillwater Community Development District
2.38%, 06/15/2026(3)	300,000	298,764
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,764,204
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,078,754
Tender Option Bond Trust Receipts/Certificates
0.20%, 01/01/2028(1)(3)	6,300,000	6,300,000
Tolomato Community Development District
2.00%, 05/01/2021	580,000	580,622
2.00%, 05/01/2022	605,000	614,495
2.00%, 05/01/2023	1,250,000	1,286,662
2.00%, 05/01/2024	1,300,000	1,349,156
2.10%, 05/01/2025	1,345,000	1,406,394
3.50%, 05/01/2024	465,000	478,232
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,656,886
Village Community Development District No 13
3.00%, 05/01/2029	1,000,000	1,055,576
3.38%, 05/01/2034	1,000,000	1,066,413
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	843,724
5.00%, 10/15/2044	390,000	470,484
5.00%, 10/15/2049	730,000	875,460
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,386,409
West Villages Improvement District
4.00%, 05/01/2024	400,000	411,019
Westside Community Development District
3.50%, 05/01/2024(3)	470,000	477,992

Total Florida		473,095,504

Georgia – 3.18%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	1,399,760
7.00%, 01/01/2040	985,000	626,990
Augusta GA Airport Revenue
5.00%, 01/01/2027	370,000	404,684
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	3,048,820
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,661,280
5.00%, 07/01/2031	650,000	845,060
5.00%, 07/01/2032	1,000,000	1,294,965
5.00%, 07/01/2033	1,135,000	1,464,057
5.00%, 07/01/2037	1,800,000	2,293,235
City of Atlanta GA Airport Passenger Facility Charge
5.00%, 07/01/2021	450,000	455,232
City of Atlanta GA Department of Aviation
5.00%, 07/01/2021	300,000	303,356
5.00%, 07/01/2024	1,400,000	1,607,176
5.00%, 07/01/2024	1,530,000	1,746,827
5.00%, 07/01/2025	2,580,000	3,036,556
5.00%, 07/01/2025	5,735,000	6,800,008
5.00%, 07/01/2026	6,945,000	8,493,137
5.00%, 07/01/2027	2,635,000	3,303,849
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,957,663

City of East Point GA
5.00%, 08/01/2021	250,000	253,583
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500,000	593,777
5.00%, 04/01/2047	1,150,000	1,345,479
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700,000	3,431,793
5.00%, 07/01/2054(1)	3,330,000	3,967,313
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,550,193
Development Authority for Fulton County
5.00%, 04/01/2023	300,000	327,477
5.00%, 06/15/2044	580,000	717,955
5.00%, 04/01/2047	1,750,000	2,047,468
Development Authority of Burke County
0.08%, 11/01/2052(1)	5,195,000	5,195,000
1.50%, 01/01/2040(1)	4,000,000	4,078,930
1.70%, 12/01/2049(1)	2,400,000	2,478,589
2.25%, 10/01/2032(1)	2,800,000	2,903,952
2.93%, 11/01/2053(1)	2,940,000	3,133,856
3.25%, 11/01/2045(1)	3,000,000	3,255,974
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625,000	675,789
5.00%, 11/01/2047(3)	500,000	531,006
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300,000	1,457,841
Fulton County Residential Care Facilities for the Elderly Authority
5.00%, 04/01/2047(3)	700,000	709,195
5.00%, 04/01/2054(3)	550,000	554,682
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	780,380
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250,000	1,269,401
4.00%, 01/01/2036	1,500,000	1,715,457
4.00%, 01/01/2054	2,115,000	2,345,316
5.00%, 01/01/2054	1,325,000	1,444,456
Georgia State Road & Tollway Authority
5.00%, 06/01/2022	1,500,000	1,583,959
5.00%, 06/01/2022	3,500,000	3,695,905
5.00%, 06/01/2023	1,000,000	1,102,626
5.00%, 06/01/2023	3,250,000	3,583,535
5.00%, 06/01/2031	2,000,000	2,646,098
5.00%, 06/01/2032	2,000,000	2,632,673
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	708,835
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	566,342
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,038,909
Main Street Natural Gas, Inc.
0.82% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,434,431
0.91% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,713,471
4.00%, 03/01/2023	545,000	583,617
4.00%, 04/01/2048(1)	3,000,000	3,239,485
4.00%, 08/01/2048(1)	7,975,000	8,667,516
4.00%, 08/01/2049(1)	52,070,000	57,950,562
4.00%, 03/01/2050(1)	20,000,000	23,050,202
5.00%, 05/15/2027	3,000,000	3,671,442
5.00%, 05/15/2028	2,500,000	3,117,949
5.00%, 05/15/2043	4,520,000	5,351,860
Municipal Electric Authority of Georgia
3.00%, 11/01/2021	730,000	741,514
3.00%, 11/01/2022	600,000	625,004
4.00%, 11/01/2023	805,000	879,792
4.00%, 01/01/2034	1,800,000	2,133,274
4.00%, 01/01/2035	1,500,000	1,772,274
5.00%, 01/01/2024	830,000	930,776
5.00%, 01/01/2025	350,000	405,300
5.00%, 01/01/2025	900,000	1,042,201
5.00%, 01/01/2025	950,000	1,100,101
5.00%, 01/01/2026	300,000	357,416
5.00%, 01/01/2026	320,000	381,243
5.00%, 01/01/2026	1,000,000	1,191,385
5.00%, 01/01/2027	300,000	366,301

5.00%, 01/01/2027	1,500,000	1,831,503
5.00%, 11/01/2027	200,000	250,154
5.00%, 01/01/2028	25,000	31,142
5.00%, 01/01/2028	750,000	934,274
5.00%, 11/01/2028	275,000	349,873
5.00%, 11/01/2029	300,000	386,921
5.00%, 01/01/2030	1,000,000	1,242,969
5.00%, 01/01/2031	685,000	852,381
5.00%, 01/01/2034	1,080,000	1,386,598
5.00%, 01/01/2049	3,610,000	4,272,344
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350,000	10,057,482
4.00%, 09/01/2038	4,665,000	5,601,421
5.00%, 09/01/2025	1,810,000	2,159,527
5.00%, 04/01/2027	1,900,000	2,134,305
5.00%, 04/01/2044	1,000,000	1,090,578
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	142,114
State of Georgia
4.00%, 08/01/2034	6,455,000	7,973,053
5.00%, 07/01/2023	1,000,000	1,107,760

Total Georgia		287,577,914

Guam – 0.10%
Guam Department of Education
3.63%, 02/01/2025	750,000	777,165
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,695,871
Territory of Guam
5.00%, 11/01/2027	430,000	520,792
5.00%, 11/01/2028	485,000	595,781
5.00%, 11/01/2029	485,000	602,498
5.00%, 11/01/2030	250,000	313,937
5.00%, 11/15/2031	2,260,000	2,497,550
5.00%, 11/01/2035	875,000	1,084,510
5.00%, 11/01/2040	1,000,000	1,219,502

Total Guam		9,307,606

Hawaii – 0.79%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275,000	1,473,590
5.00%, 10/01/2029	2,000,000	2,373,095
5.00%, 07/01/2034	810,000	1,059,510
5.00%, 07/01/2035	1,345,000	1,754,464
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,137,737
5.00%, 01/01/2030	2,330,000	2,992,036
5.00%, 01/01/2032	12,800,000	16,279,306
5.00%, 01/01/2033	9,500,000	12,037,177
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,566,394
5.00%, 07/01/2032	1,500,000	1,836,352
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090,000	1,195,910
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000,000	2,348,963
4.00%, 07/01/2035	2,320,000	2,717,137
4.00%, 07/01/2036	545,000	654,735
4.00%, 07/01/2039	1,000,000	1,183,314
University of Hawaii
5.00%, 10/01/2028	4,015,000	5,190,060
5.00%, 10/01/2028	4,445,000	5,745,907
5.00%, 10/01/2029	1,225,000	1,612,255
5.00%, 10/01/2030	5,350,000	7,152,040

Total Hawaii		71,309,982

Idaho – 0.04%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,466,840
Idaho Housing & Finance Association
4.00%, 01/01/2050	250,000	278,166

Total Idaho		3,745,006

Illinois – 8.55%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485,000	468,987

Chicago Board of Education
0.00%, 12/01/2025	265,000	247,297
0.00%, 12/01/2025	345,000	318,993
5.00%, 12/01/2021	1,000,000	1,030,082
5.00%, 12/01/2022	500,000	534,359
5.00%, 12/01/2023	2,000,000	2,205,667
5.00%, 12/01/2024	130,000	147,142
5.00%, 12/01/2024	2,175,000	2,461,794
5.00%, 12/01/2025	2,500,000	2,947,423
5.00%, 12/01/2026	145,000	170,620
5.00%, 12/01/2026	3,660,000	4,306,679
5.00%, 12/01/2028	310,000	375,921
5.00%, 12/01/2028	1,270,000	1,540,065
5.00%, 12/01/2029	385,000	472,382
5.00%, 12/01/2029	540,000	662,561
5.00%, 12/01/2030	2,000,000	2,448,969
5.00%, 12/01/2030	2,430,000	2,975,498
5.00%, 12/01/2031	2,185,000	2,663,808
5.00%, 12/01/2031	5,000,000	6,179,982
5.00%, 12/01/2032	710,000	873,709
5.00%, 12/01/2033	300,000	357,150
5.00%, 12/01/2033	3,400,000	4,166,208
5.00%, 12/01/2034	250,000	303,141
5.00%, 12/01/2034	5,990,000	7,319,160
5.00%, 12/01/2035	1,380,000	1,682,998
5.00%, 12/01/2036	500,000	607,499
5.00%, 12/01/2036	1,300,000	1,579,496
5.00%, 12/01/2037	1,380,000	1,671,222
5.00%, 12/01/2038	400,000	484,156
5.00%, 12/01/2040	500,000	603,767
5.00%, 12/01/2041	785,000	799,707
5.00%, 12/01/2042	200,000	207,326
5.00%, 12/01/2046	1,455,000	1,681,516
5.25%, 12/01/2041	3,000,000	3,061,179
6.50%, 12/01/2046	100,000	120,269
6.75%, 12/01/2030(3)	1,500,000	1,957,704
7.00%, 12/01/2046(3)	400,000	507,755
Chicago Midway International Airport
5.00%, 01/01/2027	1,800,000	2,117,367
5.00%, 01/01/2030	865,000	961,006
5.00%, 01/01/2032	2,000,000	2,213,934
5.00%, 01/01/2034	1,000,000	1,103,818
5.00%, 01/01/2041	835,000	968,381
5.00%, 01/01/2046	300,000	347,891
5.50%, 01/01/2028	5,000,000	5,434,850
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060,000	4,748,844
4.00%, 01/01/2036	3,285,000	3,829,884
5.00%, 01/01/2022	520,000	538,062
5.00%, 01/01/2023	1,000,000	1,081,997
5.00%, 01/01/2024	500,000	561,437
5.00%, 01/01/2024	1,865,000	2,087,643
5.00%, 01/01/2025	415,000	479,405
5.00%, 01/01/2026	1,500,000	1,791,702
5.00%, 01/01/2027	520,000	633,948
5.00%, 01/01/2028	1,000,000	1,205,540
5.00%, 01/01/2028	1,500,000	1,875,160
5.00%, 01/01/2030	520,000	646,416
5.00%, 01/01/2030	2,000,000	2,310,386
5.00%, 01/01/2030	3,105,000	3,562,101
5.00%, 01/01/2031	660,000	780,315
5.00%, 01/01/2031	700,000	802,494
5.00%, 01/01/2031	835,000	1,030,150
5.00%, 01/01/2032	1,140,000	1,399,006
5.00%, 01/01/2032	1,300,000	1,489,315
5.00%, 01/01/2032	11,555,000	13,320,518
5.00%, 01/01/2033	345,000	404,808
5.00%, 01/01/2033	1,200,000	1,466,205
5.00%, 01/01/2033	2,520,000	2,900,008
5.00%, 07/01/2033	550,000	665,173
5.00%, 01/01/2034	400,000	468,652
5.00%, 01/01/2035	1,285,000	1,560,617
5.00%, 01/01/2036	430,000	502,060
5.00%, 01/01/2042	500,000	576,674

5.00%, 01/01/2048	1,025,000	1,210,237
5.00%, 01/01/2053	615,000	732,725
Chicago Park District
4.00%, 01/01/2022	500,000	512,097
5.00%, 01/01/2029	3,000,000	3,261,565
5.00%, 01/01/2036	480,000	490,895
Chicago Transit Authority
5.00%, 06/01/2022	265,000	278,626
5.00%, 06/01/2023	240,000	262,555
5.00%, 06/01/2024	200,000	226,559
5.00%, 06/01/2025	200,000	233,616
5.00%, 06/01/2026	160,000	192,318
5.00%, 06/01/2026	8,275,000	9,946,468
5.25%, 06/01/2024	2,000,000	2,015,895
City of Chicago IL
5.00%, 01/01/2022	460,000	476,503
5.00%, 01/01/2023	1,000,000	1,065,529
5.00%, 01/01/2027	500,000	583,845
5.00%, 01/01/2027	2,000,000	2,359,550
5.00%, 01/01/2031	1,000,000	1,223,248
5.00%, 01/01/2035	750,000	842,882
5.00%, 01/01/2035	2,650,000	2,852,989
5.00%, 01/01/2039	1,200,000	1,408,880
5.25%, 01/01/2027	2,435,000	2,753,888
5.50%, 01/01/2035	1,000,000	1,119,666
5.63%, 01/01/2031	1,500,000	1,793,791
5.75%, 01/01/2034	2,000,000	2,385,026
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,120,470
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	484,931
5.00%, 01/01/2024	500,000	555,495
5.00%, 01/01/2028	3,000,000	3,104,735
5.00%, 01/01/2028	2,900,000	3,241,990
5.00%, 01/01/2029	1,300,000	1,449,540
5.00%, 01/01/2030	1,000,000	1,223,686
5.00%, 01/01/2030	1,310,000	1,512,254
5.00%, 01/01/2033	2,000,000	2,306,385
5.00%, 01/01/2039	1,000,000	1,143,646
5.00%, 01/01/2044	5,000,000	5,554,948
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025,000	1,085,651
5.00%, 11/01/2021	1,525,000	1,564,515
5.00%, 11/01/2022	1,000,000	1,070,381
5.00%, 11/01/2023	650,000	716,251
5.00%, 11/01/2024	250,000	283,913
5.00%, 11/01/2024	1,000,000	1,135,651
5.00%, 11/01/2024	1,150,000	1,305,998
5.00%, 11/01/2025	1,000,000	1,153,251
5.00%, 11/01/2026	1,000,000	1,151,657
5.00%, 11/01/2033	500,000	566,454
City of Springfield IL
5.00%, 12/01/2024	340,000	387,276
5.00%, 12/01/2025	395,000	462,357
5.00%, 12/01/2026	160,000	185,178
City of Sterling IL
4.00%, 11/01/2031	500,000	605,248
4.00%, 11/01/2032	500,000	602,475
City of Waukegan IL
4.00%, 12/30/2024	540,000	599,475
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500,000	566,654
5.00%, 12/30/2031	635,000	829,240
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2029	255,000	299,884
4.00%, 02/01/2032	700,000	822,504
4.00%, 02/01/2035	350,000	406,120
4.00%, 02/01/2037	535,000	615,518
4.00%, 02/01/2039	415,000	474,246
4.00%, 02/01/2041	475,000	538,785
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,266,584

Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000,000	1,099,187
3.00%, 12/01/2037	1,000,000	1,084,281
3.00%, 12/01/2038	1,000,000	1,080,709
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	985,096
County of Cook IL
3.00%, 11/15/2021	175,000	178,013
5.00%, 11/15/2022	1,200,000	1,292,196
5.00%, 11/15/2023	350,000	392,140
5.00%, 11/15/2023	3,090,000	3,466,338
5.00%, 11/15/2024	375,000	434,119
5.00%, 11/15/2025	375,000	446,786
5.00%, 11/15/2026	750,000	918,376
5.00%, 11/15/2026	1,450,000	1,775,526
5.00%, 11/15/2029	1,000,000	1,222,236
5.00%, 11/15/2030	500,000	610,160
5.00%, 11/15/2032	2,000,000	2,587,811
5.00%, 11/15/2033	2,350,000	3,025,104
5.00%, 11/15/2034	1,200,000	1,451,002
5.25%, 11/15/2028	1,035,000	1,065,282
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,166,607
5.00%, 11/15/2033	2,795,000	3,483,998
5.25%, 11/15/2035	3,000,000	3,793,429
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,523,838
Illinois Finance Authority
1.75%, 11/15/2042(1)	1,770,000	1,770,000
2.25%, 11/15/2042(1)	500,000	511,024
3.00%, 07/01/2035	2,250,000	2,332,426
3.63%, 02/15/2032	355,000	393,720
3.75%, 02/15/2034	200,000	222,136
4.00%, 05/15/2023	35,000	37,708
4.00%, 05/15/2023	245,000	254,404
4.00%, 11/01/2030	2,500,000	2,809,869
4.00%, 09/01/2032	40,000	41,508
4.00%, 02/15/2036	800,000	901,074
4.00%, 02/15/2041	5,000	5,889
4.00%, 02/15/2041	130,000	153,119
4.13%, 08/15/2037	1,090,000	1,173,823
4.75%, 05/15/2033	125,000	136,641
4.75%, 05/15/2033	835,000	868,304
4.75%, 10/15/2040(1)(3)	2,625,000	2,749,313
5.00%, 08/01/2021	445,000	450,471
5.00%, 02/15/2022	215,000	223,931
5.00%, 07/01/2022	1,000,000	1,060,135
5.00%, 12/01/2022	325,000	335,346
5.00%, 11/15/2023	1,680,000	1,872,014
5.00%, 12/01/2023	1,880,000	2,100,868
5.00%, 01/01/2024	250,000	279,192
5.00%, 02/15/2024	215,000	242,944
5.00%, 05/15/2024	350,000	396,599
5.00%, 02/15/2025	695,000	802,351
5.00%, 07/15/2025	230,000	271,986
5.00%, 08/01/2025	1,605,000	1,832,811
5.00%, 02/15/2026	360,000	433,835
5.00%, 02/15/2026	1,345,000	1,598,159
5.00%, 08/15/2026	1,500,000	1,833,609
5.00%, 08/15/2027	2,000,000	2,503,795
5.00%, 03/01/2028	15,000	17,852
5.00%, 05/15/2028	12,620,000	15,836,704
5.00%, 09/01/2028	500,000	624,204
5.00%, 01/01/2029	1,650,000	2,039,387
5.00%, 02/15/2029	1,445,000	1,768,336
5.00%, 10/01/2029	505,000	651,397
5.00%, 12/01/2029	340,000	409,092
5.00%, 02/15/2030	1,240,000	1,507,668
5.00%, 07/01/2030	275,000	324,524
5.00%, 07/15/2030	710,000	882,322
5.00%, 08/01/2030	870,000	1,010,431
5.00%, 09/01/2030	430,000	541,468
5.00%, 10/01/2030	565,000	711,374
5.00%, 11/15/2030	2,000,000	2,304,966

5.00%, 01/01/2031	3,545,000	4,216,901
5.00%, 02/15/2031	300,000	363,276
5.00%, 05/15/2031	5,000,000	6,229,180
5.00%, 07/01/2031	1,420,000	1,745,029
5.00%, 08/15/2031	1,525,000	1,993,297
5.00%, 05/15/2033	795,000	792,101
5.00%, 08/15/2033	250,000	306,908
5.00%, 10/01/2033	500,000	632,805
5.00%, 10/01/2033	700,000	869,745
5.00%, 01/01/2034	605,000	713,438
5.00%, 02/15/2034	1,890,000	2,268,684
5.00%, 07/01/2034	300,000	350,253
5.00%, 07/01/2034	11,970,000	15,868,835
5.00%, 08/15/2034	2,500,000	3,088,253
5.00%, 10/01/2034	430,000	542,395
5.00%, 11/15/2034	300,000	343,277
5.00%, 11/15/2034	3,000,000	3,432,765
5.00%, 08/15/2035	100,000	113,270
5.00%, 08/15/2035	600,000	736,580
5.00%, 10/01/2035	400,000	502,995
5.00%, 02/15/2036	905,000	1,081,844
5.00%, 07/01/2036	830,000	963,909
5.00%, 08/15/2036	1,000,000	1,227,634
5.00%, 10/01/2036	620,000	763,243
5.00%, 01/01/2037	2,785,000	3,331,280
5.00%, 05/15/2037	395,000	437,404
5.00%, 05/15/2037	1,050,000	1,138,236
5.00%, 08/15/2037	1,000,000	1,227,634
5.00%, 11/15/2038	3,795,000	4,316,358
5.00%, 02/15/2041	1,075,000	1,269,431
5.00%, 05/15/2041	400,000	456,704
5.00%, 08/01/2042	120,000	136,644
5.00%, 01/01/2044	4,145,000	4,884,702
5.00%, 08/15/2044	200,000	223,488
5.00%, 12/01/2046	5,950,000	6,991,820
5.00%, 05/15/2047	100,000	108,931
5.00%, 08/01/2049	140,000	158,430
5.00%, 05/15/2050(1)	1,625,000	1,842,970
5.00%, 05/15/2050(1)	2,170,000	2,594,492
5.00%, 05/15/2051	1,000,000	1,121,995
5.00%, 05/15/2056	1,630,000	1,817,896
5.00%, 07/15/2057(1)	11,305,000	12,170,779
5.13%, 05/15/2038	1,000,000	990,395
5.25%, 08/15/2031	500,000	620,388
5.25%, 07/01/2035	20,085,000	26,587,119
5.25%, 02/15/2037	380,000	382,449
5.25%, 05/15/2047	35,000	38,627
5.25%, 05/15/2047	245,000	255,574
5.25%, 05/15/2054	1,000,000	960,553
Illinois Housing Development Authority
3.75%, 04/01/2050	715,000	795,554
Illinois Municipal Electric Agency
5.00%, 02/01/2022	1,280,000	1,328,386
5.00%, 02/01/2023	285,000	308,723
5.00%, 02/01/2031	470,000	553,287
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,929,636
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,051,526
5.00%, 01/01/2025	1,250,000	1,454,047
5.00%, 01/01/2026	1,550,000	1,858,621
5.00%, 01/01/2028	3,000,000	3,779,159
5.00%, 12/01/2031	235,000	280,217
5.00%, 12/01/2032	425,000	506,339
5.00%, 01/01/2034	1,300,000	1,609,598
5.00%, 01/01/2036	1,000,000	1,286,916
5.00%, 01/01/2037	1,260,000	1,470,332
5.00%, 01/01/2041	2,190,000	2,756,494
5.00%, 01/01/2045	6,000,000	7,455,680
Illinois State University
5.00%, 04/01/2032	1,745,000	2,115,161
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,758,623
5.00%, 02/01/2026	1,930,000	2,291,862

Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,140,932
5.00%, 01/01/2027	100,000	116,566
5.00%, 01/01/2027	2,100,000	2,385,545
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240,000	1,429,289
4.00%, 01/01/2033	1,950,000	2,182,513
4.00%, 01/01/2034	1,750,000	1,953,168
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,037,310
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	974,186
0.00%, 01/15/2025	1,000,000	956,316
0.00%, 01/15/2026	1,000,000	938,072
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165,000	160,482
0.00%, 06/15/2028	14,270,000	12,486,269
0.00%, 06/15/2029	2,540,000	2,149,979
0.00%, 12/15/2030	11,000,000	8,843,677
0.00%, 12/15/2034	550,000	382,310
0.00%, 12/15/2035	10,000,000	6,678,596
5.00%, 12/15/2026	2,000,000	2,092,518
5.00%, 12/15/2028	1,000,000	1,206,882
5.00%, 12/15/2028	2,815,000	2,937,309
5.00%, 12/15/2032	550,000	657,413
5.00%, 06/15/2042	4,090,000	4,245,351
5.00%, 06/15/2042	4,500,000	5,497,737
5.00%, 06/15/2050	16,465,000	19,578,454
5.00%, 06/15/2057	3,275,000	3,825,053
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	5,882,337
5.25%, 12/01/2032	1,800,000	2,487,149
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,663,671
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,610,104
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,480,945
5.00%, 06/01/2024	5,275,000	5,975,487
5.50%, 06/01/2023	1,240,000	1,250,431
Regional Transportation Authority
5.00%, 07/01/2021	400,000	404,523
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,147,612
5.00%, 01/01/2025	4,000,000	4,590,448
5.00%, 01/01/2026	2,000,000	2,359,307
5.00%, 01/01/2029	1,000,000	1,252,643
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325,000	402,988
5.00%, 12/01/2029	710,000	911,568
5.00%, 12/01/2031	600,000	761,931
5.00%, 12/01/2032	400,000	505,875
5.00%, 12/01/2033	375,000	472,382
State of Illinois
4.00%, 03/01/2022	7,665,000	7,898,268
4.00%, 01/01/2023	330,000	337,862
4.00%, 03/01/2023	5,000,000	5,304,107
4.00%, 03/01/2024	4,000,000	4,346,730
5.00%, 09/01/2021	1,365,000	1,389,663
5.00%, 10/01/2021	2,000,000	2,043,464
5.00%, 11/01/2021	1,930,000	1,978,767
5.00%, 03/01/2022	590,000	613,255
5.00%, 08/01/2022	3,000,000	3,172,846
5.00%, 09/01/2022	1,340,000	1,420,413
5.00%, 11/01/2022	570,000	607,604
5.00%, 02/01/2023	200,000	215,260
5.00%, 02/01/2023	235,000	252,931
5.00%, 03/01/2023	2,320,000	2,504,857
5.00%, 09/01/2023	1,365,000	1,499,375
5.00%, 06/15/2024	4,905,000	5,338,704
5.00%, 09/01/2024	1,365,000	1,543,219

5.00%, 11/01/2024	4,825,000	5,453,353
5.00%, 02/01/2025	455,000	503,694
5.00%, 05/01/2025	3,050,000	3,401,859
5.00%, 06/01/2025	880,000	1,013,846
5.00%, 06/15/2025	4,190,000	4,548,046
5.00%, 10/01/2025	355,000	412,029
5.00%, 10/01/2025	10,000,000	11,606,462
5.00%, 11/01/2025	2,040,000	2,371,877
5.00%, 11/01/2025	14,250,000	16,479,998
5.00%, 06/01/2026	125,000	147,103
5.00%, 10/01/2026	2,270,000	2,688,171
5.00%, 11/01/2026	9,230,000	10,869,560
5.00%, 01/01/2027	2,000,000	2,313,949
5.00%, 02/01/2027	1,635,000	1,945,720
5.00%, 11/01/2027	1,040,000	1,239,003
5.00%, 02/01/2028	1,000,000	1,174,108
5.00%, 05/01/2028	265,000	291,852
5.00%, 11/01/2028	3,000,000	3,539,504
5.00%, 02/01/2029	1,000,000	1,169,764
5.00%, 04/01/2029	605,000	662,440
5.00%, 10/01/2030	3,575,000	4,439,818
5.00%, 01/01/2031	11,000,000	11,268,910
5.00%, 10/01/2031	1,750,000	2,160,456
5.00%, 10/01/2031	7,300,000	8,680,797
5.00%, 05/01/2032	800,000	869,713
5.00%, 05/01/2034	2,500,000	2,710,154
5.13%, 05/01/2022	325,000	340,502
5.25%, 02/01/2029	3,720,000	4,081,750
5.25%, 02/01/2030	100,000	109,276
5.25%, 12/01/2030	11,685,000	13,969,441
5.25%, 02/01/2031	760,000	828,740
5.50%, 07/01/2024	1,000,000	1,098,394
5.50%, 05/01/2025	840,000	982,540
5.50%, 07/01/2025	400,000	438,426
5.50%, 07/01/2038	1,500,000	1,605,125
Tender Option Bond Trust Receipts/Certificates
0.20%, 01/01/2037(1)(3)	3,900,000	3,900,000
0.20%, 12/01/2049(1)(3)	1,900,000	1,900,000
0.20%, 12/01/2049(1)(3)	5,700,000	5,700,000
0.27%, 06/15/2036(1)(3)	1,400,000	1,400,000
University of Illinois
4.00%, 04/01/2036	1,500,000	1,692,688
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,152,802
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	533,343
4.00%, 03/01/2025	500,000	560,899
4.00%, 03/01/2027	1,000,000	1,163,194
Village of Hillside IL
5.00%, 01/01/2024	625,000	646,989
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520,000	1,447,446
0.00%, 11/01/2026	905,000	849,726
5.00%, 11/01/2023	420,000	467,126
5.00%, 11/01/2024	2,390,000	2,746,843
5.00%, 11/01/2026	1,800,000	2,188,812
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000,000	1,163,205
4.00%, 12/01/2036	1,095,000	1,265,212

Total Illinois		773,420,015

Indiana – 1.65%
Ball State University
5.00%, 07/01/2033	955,000	1,154,566
City of Whiting IN
5.00%, 12/01/2044(1)	21,625,000	26,249,415
5.00%, 11/01/2045(1)	3,000,000	3,214,093
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,526,850
Indiana Finance Authority
0.75%, 12/01/2038(1)	500,000	492,892
0.95%, 12/01/2038(1)	900,000	885,984
1.65%, 12/01/2042(1)	2,145,000	2,168,750
2.25%, 12/01/2058(1)	1,285,000	1,354,998

4.13%, 12/01/2026	7,055,000	7,425,398
5.00%, 12/01/2024	3,000,000	3,499,354
5.00%, 05/01/2026	1,100,000	1,336,338
5.00%, 11/01/2026	1,200,000	1,478,239
5.00%, 05/01/2027	700,000	872,681
5.00%, 05/01/2029	685,000	889,006
5.00%, 11/01/2029	2,350,000	2,882,540
5.00%, 09/01/2031	440,000	520,220
5.00%, 06/01/2032	2,750,000	2,839,532
5.00%, 03/01/2036	4,000,000	4,505,678
5.00%, 09/01/2036	1,000,000	1,168,599
5.00%, 06/01/2039	1,200,000	1,234,321
5.00%, 07/01/2048	3,840,000	4,137,279
5.25%, 02/01/2033	2,500,000	2,969,575
5.25%, 10/01/2038	15,010,000	15,370,675
5.25%, 01/01/2051	5,450,000	5,902,407
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	45,000	45,336
1.75%, 11/15/2031(1)	2,765,000	2,790,256
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(1)	2,070,000	2,131,550
Indiana Housing & Community Development Authority
1.65%, 04/01/2022(1)	7,500,000	7,500,000
3.00%, 07/01/2051	1,000,000	1,094,950
3.50%, 01/01/2049	1,170,000	1,280,453
5.00%, 01/01/2022	655,000	678,616
5.00%, 07/01/2022	560,000	593,615
5.00%, 01/01/2023	575,000	622,972
5.00%, 01/01/2024	285,000	321,102
5.00%, 07/01/2024	295,000	338,140
5.00%, 01/01/2025	300,000	349,456
5.00%, 01/01/2026	300,000	359,733
5.00%, 07/01/2026	320,000	389,305
5.00%, 01/01/2027	300,000	369,311
5.00%, 07/01/2027	300,000	373,258
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2022	755,000	780,593
5.00%, 06/01/2022	250,000	263,274
5.00%, 01/01/2023	285,000	307,486
5.00%, 06/01/2023	435,000	478,352
5.00%, 07/15/2023	300,000	331,690
5.00%, 07/15/2024	1,000,000	1,148,833
5.00%, 01/01/2025	1,195,000	1,379,977
5.00%, 06/01/2025	3,600,000	4,201,877
5.00%, 07/15/2025	750,000	885,172
5.00%, 01/15/2026	720,000	862,121
5.00%, 06/01/2026	3,300,000	3,953,698
5.00%, 01/15/2027	700,000	859,472
5.00%, 01/15/2028	500,000	625,551
5.00%, 01/01/2029	1,000,000	1,185,882
5.00%, 01/01/2030	3,000,000	3,332,105
5.00%, 01/01/2031	1,000,000	1,174,224
5.00%, 01/01/2032	5,000,000	5,706,368
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,151,804
5.00%, 07/10/2023	1,740,000	1,919,834
Muncie Sanitary District
5.00%, 07/01/2029	525,000	672,050
5.00%, 01/01/2030	665,000	857,363
Tender Option Bond Trust Receipts/Certificates
0.12%, 12/01/2028(1)(3)	1,700,000	1,700,000
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	465,425
5.00%, 01/15/2029	540,000	642,427
5.00%, 01/15/2030	700,000	831,867

Total Indiana		149,034,888

Iowa – 0.37%
City of Coralville IA
4.00%, 05/01/2030	1,005,000	1,035,211
Iowa Finance Authority
2.88%, 05/15/2049	895,000	903,864
3.13%, 12/01/2022	5,415,000	5,516,294
4.75%, 08/01/2042	1,180,000	1,219,593

5.00%, 05/15/2043	270,000	306,226
5.00%, 05/15/2048	335,000	378,130
5.25%, 12/01/2025	3,000,000	3,285,160
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000,000	1,177,972
5.00%, 12/01/2025	1,775,000	2,082,076
5.00%, 12/01/2028	1,640,000	2,022,267
PEFA, Inc.
5.00%, 09/01/2049(1)	13,000,000	15,668,000

Total Iowa		33,594,793

Kansas – 0.10%
City of Lenexa KS
5.00%, 05/15/2021	500,000	501,783
5.00%, 05/15/2039	325,000	354,987
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	373,722
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,684,494

Total Kansas		8,914,986

Kentucky – 1.79%
City of Ashland KY
4.00%, 02/01/2034	500,000	544,886
4.00%, 02/01/2038	620,000	667,205
5.00%, 02/01/2028	255,000	300,610
5.00%, 02/01/2032	395,000	469,242
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,437,301
County of Carroll KY
1.55%, 09/01/2042(1)	10,750,000	10,690,009
1.75%, 10/01/2034(1)	1,045,000	1,044,628
County of Trimble KY
1.30%, 09/01/2044(1)	3,000,000	2,968,109
2.55%, 11/01/2027(1)	6,730,000	6,741,811
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,152,080
5.00%, 09/01/2025	1,250,000	1,487,778
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160,000	2,744,241
5.00%, 05/15/2031	350,000	362,256
5.00%, 06/01/2037	325,000	365,067
5.00%, 06/01/2041	225,000	250,758
5.00%, 06/01/2045	1,000,000	1,104,647
5.00%, 12/01/2045	300,000	362,759
5.00%, 05/15/2046	500,000	502,210
5.00%, 12/01/2047	375,000	400,183
5.00%, 05/15/2051	325,000	325,709
5.25%, 06/01/2041	725,000	820,311
6.00%, 11/15/2036	275,000	264,779
6.25%, 11/15/2046	2,325,000	2,221,967
6.38%, 11/15/2051	250,000	241,728
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2021	610,000	614,300
Kentucky Housing Corp.
1.16%, 02/01/2023(1)	3,000,000	3,025,218
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,480,386
4.00%, 01/01/2049(1)	12,500,000	13,830,230
4.00%, 12/01/2049(1)	10,000,000	11,252,609
4.00%, 12/01/2049(1)	11,270,000	12,692,621
4.00%, 02/01/2050(1)	6,500,000	7,618,512
4.00%, 12/01/2050(1)	16,560,000	18,958,963
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,095,062
6.00%, 07/01/2053	970,000	1,066,629
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	501,735
5.00%, 11/01/2026	1,495,000	1,823,369
5.00%, 04/01/2027	1,000,000	1,232,274
5.00%, 11/01/2027	2,435,000	2,965,697
5.00%, 05/01/2029	1,000,000	1,225,216
5.00%, 05/01/2029	1,025,000	1,287,595
5.00%, 11/01/2031	1,685,000	2,128,014
5.00%, 05/01/2032	270,000	336,968

Louisville & Jefferson County Metropolitan Government
1.85%, 10/01/2033(1)	15,900,000	15,900,000
5.00%, 10/01/2023	1,565,000	1,744,478
5.00%, 12/01/2028	430,000	453,758
5.00%, 12/01/2029	1,250,000	1,319,065
5.00%, 10/01/2030	2,500,000	3,003,406
5.00%, 10/01/2032	430,000	514,549
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200,000	1,504,515
5.00%, 10/01/2047(1)	740,000	901,513
5.00%, 10/01/2047(1)	1,100,000	1,420,882
5.00%, 10/01/2047(1)	2,165,000	2,404,461
Tender Option Bond Trust Receipts/Certificates
0.15%, 07/01/2037(1)(3)	800,000	800,000
0.20%, 02/15/2026(1)(3)	2,400,000	2,400,000
0.35%, 11/01/2060(1)(3)	1,900,000	1,900,000
University of Louisville
3.00%, 09/01/2021	1,230,000	1,243,094

Total Kentucky		162,115,393

Louisiana – 1.80%
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000,000	1,312,057
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,182,779
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,247,567
5.00%, 09/01/2028	960,000	1,223,045
5.00%, 09/01/2029	365,000	473,532
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	672,465
5.63%, 06/15/2048(3)	700,000	776,462
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420,000	7,374,585
3.50%, 11/01/2032	6,000,000	6,606,036
5.00%, 10/01/2028	1,045,000	1,329,189
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,537,981
1.65%, 09/01/2034(1)	4,500,000	4,568,365
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000,000	1,982,051
5.00%, 06/01/2021	7,695,000	7,751,171
5.00%, 12/15/2022	230,000	248,092
5.00%, 12/15/2023	335,000	376,129
5.00%, 12/15/2024	330,000	382,792
5.00%, 12/15/2025	275,000	328,466
5.00%, 12/15/2026	300,000	367,576
5.00%, 12/15/2028	250,000	310,740
5.00%, 12/15/2029	200,000	248,071
5.00%, 12/15/2030	150,000	185,650
5.00%, 05/15/2031	1,250,000	1,511,730
5.00%, 12/15/2031	390,000	480,975
5.00%, 05/15/2032	1,000,000	1,205,720
5.00%, 05/15/2050(1)	7,500,000	8,767,650
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,030,218
Mizuho Floater/Residual Trust
0.35%, 06/01/2033(1)(3)	1,200,000	1,200,000
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	53,790
5.00%, 01/01/2024	55,000	61,486
5.00%, 01/01/2024	1,525,000	1,704,840
5.00%, 01/01/2027	850,000	984,642
5.00%, 01/01/2028	155,000	187,145
5.00%, 01/01/2029	810,000	933,115
5.00%, 01/01/2030	275,000	328,539
5.00%, 01/01/2033	740,000	875,047
5.00%, 01/01/2033	2,600,000	3,180,540
5.00%, 01/01/2034	170,000	200,470
5.00%, 01/01/2034	750,000	884,428
5.00%, 01/01/2034	2,750,000	3,353,333
5.00%, 01/01/2036	500,000	587,208
5.00%, 01/01/2037	500,000	585,776
5.00%, 01/01/2040	1,540,000	1,747,864
5.00%, 01/01/2040	9,890,000	11,163,054

Parish of St James LA
0.15%, 11/01/2040(1)	16,125,000	16,125,000
6.10%, 06/01/2038(1)(3)	1,000,000	1,250,166
6.10%, 12/01/2040(1)(3)	1,930,000	2,412,821
6.35%, 07/01/2040(3)	3,015,000	3,829,309
6.35%, 10/01/2040(3)	440,000	558,838
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	5,785,000	5,899,787
2.10%, 06/01/2037(1)	5,995,000	6,160,063
2.13%, 06/01/2037(1)	8,175,000	8,406,555
2.20%, 06/01/2037(1)	2,475,000	2,553,098
2.38%, 06/01/2037(1)	1,000,000	1,040,322
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750,000	947,592
5.00%, 04/01/2035	420,000	528,984
5.00%, 04/01/2037	500,000	622,461
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080,000	7,739,202
State of Louisiana
4.00%, 05/01/2032	5,000,000	5,625,736
4.00%, 05/01/2034	10,685,000	11,977,535
5.00%, 07/15/2021	1,695,000	1,718,011

Total Louisiana		162,907,851

Maine – 0.13%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,511,157
4.00%, 07/01/2046	330,000	333,951
5.00%, 07/01/2034	1,000,000	1,293,010
5.00%, 07/01/2041	1,235,000	1,336,109
5.00%, 07/01/2043	610,000	635,460
5.00%, 07/01/2046	1,735,000	1,864,069
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	799,708
Maine Turnpike Authority
5.00%, 07/01/2032	885,000	1,151,727
5.00%, 07/01/2034	900,000	1,160,133
Tender Option Bond Trust Receipts/Certificates
0.20%, 07/01/2028(1)(3)	1,900,000	1,900,000

Total Maine		11,985,324

Maryland – 1.63%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,018,168
5.00%, 07/01/2026	720,000	876,764
5.00%, 07/01/2029	4,770,000	5,849,450
5.00%, 09/01/2030	3,000,000	3,063,720
5.00%, 09/01/2032	1,000,000	1,019,466
5.00%, 09/01/2036	1,770,000	1,792,158
5.00%, 09/01/2046	2,500,000	2,520,642
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,489,061
5.00%, 01/01/2033	130,000	143,442
5.00%, 01/01/2036	85,000	93,380
City of Rockville MD
5.00%, 11/01/2042	1,250,000	1,295,249
5.00%, 11/01/2047	1,230,000	1,266,730
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,188,643
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,789,732
5.00%, 03/01/2024	1,100,000	1,250,145
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,404,781
5.38%, 07/01/2048	625,000	628,067
County of Prince George’s MD
4.00%, 08/01/2029	4,035,000	4,392,025
5.13%, 07/01/2039(3)	1,500,000	1,646,554
Deutsche Bank Spears/Lifers Trust
0.12%, 03/01/2023(1)(3)	2,880,000	2,880,000
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,021,908
2.60%, 09/01/2022	2,630,000	2,714,923
2.70%, 03/01/2023	3,195,000	3,336,259

2.75%, 09/01/2023	1,010,000	1,066,105
2.85%, 03/01/2024	2,560,000	2,722,618
2.95%, 03/01/2025	3,025,000	3,260,711
3.00%, 09/01/2051	2,500,000	2,739,995
3.10%, 03/01/2026	1,445,000	1,570,746
3.25%, 03/01/2027	2,325,000	2,570,050
3.50%, 03/01/2050	1,190,000	1,305,717
4.00%, 09/01/2049	1,380,000	1,533,365
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225,000	1,329,388
4.00%, 06/01/2038	350,000	331,225
4.00%, 09/01/2040	410,000	452,212
4.00%, 09/01/2050	2,245,000	2,420,105
5.00%, 07/01/2021	500,000	504,974
5.00%, 06/01/2023	215,000	231,114
5.00%, 03/31/2024	3,305,000	3,395,161
5.00%, 07/01/2027	1,100,000	1,137,539
5.00%, 09/30/2027	50,000	58,931
5.00%, 06/01/2028	2,000,000	2,367,503
5.00%, 07/01/2028	100,000	109,215
5.00%, 07/01/2029	75,000	81,384
5.00%, 09/30/2030	905,000	1,050,704
5.00%, 06/01/2035	1,415,000	1,617,443
5.00%, 07/01/2036	100,000	105,807
5.00%, 03/31/2046	1,680,000	1,889,870
5.00%, 06/01/2049	1,000,000	1,104,351
5.00%, 03/31/2051	2,600,000	2,914,995
5.00%, 06/01/2058	600,000	639,291
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120,000	130,673
4.00%, 06/01/2046	860,000	949,534
4.00%, 06/01/2051	1,435,000	1,579,486
4.00%, 06/01/2055	895,000	979,327
5.00%, 07/01/2024	535,000	613,180
5.00%, 07/01/2024	745,000	843,635
5.00%, 07/01/2030	600,000	690,934
5.00%, 07/01/2032	750,000	876,612
5.00%, 07/01/2035	75,000	87,090
5.00%, 08/15/2038	1,945,000	2,220,751
5.00%, 07/01/2043	500,000	563,244
5.00%, 07/01/2045	2,000,000	2,247,909
5.00%, 07/01/2045(1)	2,075,000	2,524,533
5.00%, 07/01/2048	1,000,000	1,122,588
5.50%, 01/01/2029	1,500,000	1,805,263
5.50%, 01/01/2030	1,750,000	2,092,880
5.50%, 01/01/2046	1,290,000	1,511,658
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	908,463
5.00%, 05/01/2032	765,000	894,658
5.00%, 05/01/2041	5,000,000	6,091,843
Maryland State Transportation Authority
5.00%, 07/01/2023	500,000	553,628
5.00%, 07/01/2024	1,000,000	1,150,523
5.00%, 07/01/2030	4,655,000	5,762,376
5.00%, 07/01/2031	1,665,000	2,257,536
5.00%, 07/01/2034	1,550,000	2,029,021
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,369,759
State of Maryland
5.00%, 08/01/2024	1,450,000	1,673,593
State of Maryland Department of Transportation
5.00%, 10/01/2026	11,570,000	14,318,958
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,607,409

Total Maryland		147,648,850

Massachusetts – 2.04%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	13,978,048
Bridgewater-Raynham Regional School District/MA
4.00%, 02/01/2027	1,655,000	1,956,212
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,297,150

City of Worcester MA
3.00%, 02/15/2031	1,655,000	1,858,561
Commonwealth of Massachusetts
1.70%, 08/01/2043(1)	1,750,000	1,781,369
4.00%, 11/01/2037	2,500,000	3,025,400
5.00%, 07/01/2022	485,000	514,353
5.00%, 11/01/2022	1,900,000	2,045,594
5.00%, 07/01/2028	350,000	425,667
5.00%, 12/01/2030	1,500,000	1,840,165
5.00%, 07/01/2036	12,630,000	14,789,117
5.00%, 03/01/2046	205,000	228,548
5.50%, 01/01/2022	1,000,000	1,037,964
5.50%, 12/01/2022	1,195,000	1,301,298
Commonwealth of Massachusetts Transportation Fund Revenue
3.75%, 06/01/2040	45,000,000	45,161,285
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	377,207
5.00%, 07/01/2023	900,000	993,561
5.00%, 10/01/2024	2,020,000	2,326,152
5.00%, 07/01/2025	1,090,000	1,280,392
5.00%, 10/01/2025	905,000	1,060,710
5.00%, 07/01/2026	1,140,000	1,378,422
5.00%, 10/01/2026	955,000	1,148,679
5.00%, 10/01/2028	475,000	599,519
5.00%, 10/01/2029	405,000	519,790
5.00%, 07/01/2030	590,000	735,126
5.00%, 01/01/2031	475,000	559,596
5.00%, 10/01/2031	355,000	457,881
5.00%, 01/01/2032	635,000	745,049
5.00%, 07/01/2032	500,000	620,911
5.00%, 01/01/2033	540,000	631,453
5.00%, 07/15/2033(3)	315,000	368,658
5.00%, 01/01/2034	710,000	827,539
5.00%, 07/01/2034	500,000	616,014
5.00%, 07/15/2034(3)	270,000	314,863
5.00%, 01/01/2035	745,000	866,692
5.00%, 07/15/2035(3)	275,000	319,811
5.00%, 01/01/2036	1,100,000	1,279,464
5.00%, 07/15/2036(3)	465,000	538,832
5.00%, 07/15/2037(3)	490,000	565,848
5.00%, 10/01/2037(3)	500,000	548,692
5.00%, 07/01/2038(1)	8,525,000	9,626,318
5.00%, 01/01/2040	755,000	888,854
5.00%, 10/01/2041	825,000	880,788
5.00%, 07/15/2046(3)	1,000,000	1,136,083
5.00%, 10/01/2047(3)	1,375,000	1,503,037
5.00%, 10/01/2048	1,750,000	1,920,034
5.00%, 10/01/2057(3)	1,000,000	1,091,544
5.13%, 11/15/2046(3)	800,000	872,816
Massachusetts Educational Financing Authority
5.00%, 07/01/2023	200,000	220,270
5.00%, 07/01/2024	575,000	654,496
5.00%, 07/01/2024	2,190,000	2,492,777
5.00%, 07/01/2025	850,000	994,207
5.00%, 07/01/2026	5,000,000	5,986,202
5.00%, 07/01/2027	1,500,000	1,823,679
5.00%, 07/01/2028	1,250,000	1,543,216
5.00%, 07/01/2029	1,600,000	1,998,717
5.00%, 07/01/2030	1,425,000	1,797,598
Massachusetts Housing Finance Agency
0.60% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,800,000	9,800,000
Massachusetts Port Authority
5.00%, 07/01/2024	835,000	955,655
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,752,313
5.00%, 08/15/2030	2,000,000	2,132,978
5.00%, 10/15/2032	1,000,000	1,025,902
5.00%, 08/15/2037	10,000,000	11,738,810
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,390,463
Metropolitan Boston Transit Parking Corp.
5.00%, 07/01/2041	5,000,000	5,044,524

Total Massachusetts		184,192,873

Michigan – 2.43%
Avondale School District
5.00%, 11/01/2022	600,000	643,212
5.00%, 11/01/2023	680,000	760,943
5.00%, 11/01/2024	800,000	927,433
5.00%, 11/01/2025	785,000	939,658
5.00%, 11/01/2026	765,000	942,848
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,870,877
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,000,000
5.00%, 04/01/2022	835,000	865,958
5.00%, 04/01/2023	750,000	805,023
5.00%, 04/01/2024	900,000	993,670
5.00%, 04/01/2025	900,000	1,018,669
5.00%, 04/01/2034	1,000,000	1,167,713
5.00%, 04/01/2035	1,700,000	2,066,430
5.00%, 04/01/2036	300,000	363,572
5.50%, 04/01/2031	560,000	702,468
5.50%, 04/01/2033	470,000	585,140
5.50%, 04/01/2035	350,000	432,700
5.50%, 04/01/2037	465,000	571,287
5.50%, 04/01/2039	645,000	788,499
5.50%, 04/01/2045	750,000	918,964
5.50%, 04/01/2050	605,000	737,319
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,307,646
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,012,321
City of Royal Oak MI
5.00%, 04/01/2029	500,000	636,652
5.00%, 04/01/2031	1,045,000	1,318,874
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	765,637
5.00%, 10/01/2022	800,000	850,493
5.00%, 10/01/2023	500,000	552,080
5.00%, 10/01/2024	765,000	869,846
Clarkston Community Schools
5.00%, 05/01/2022	445,000	467,471
County of Kent MI
5.00%, 06/01/2028	700,000	856,396
Detroit City School District
5.25%, 05/01/2030	3,345,000	4,476,151
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	608,534
5.00%, 07/01/2038	1,000,000	1,126,574
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,267,640
5.00%, 11/01/2037	1,750,000	2,206,306
5.00%, 11/01/2038	1,000,000	1,255,648
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,608,672
5.00%, 07/01/2036	1,000,000	1,193,865
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,104,906
Karegnondi Water Authority
5.00%, 11/01/2036	1,300,000	1,599,454
5.25%, 11/01/2040	130,000	145,380
Lake Orion Community School District
5.00%, 05/01/2021	1,385,000	1,389,735
5.00%, 05/01/2025	3,275,000	3,858,979
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	1,850,000	1,955,539
Michigan Finance Authority
1.25%, 06/01/2030	1,750,000	1,753,854
3.50%, 11/01/2023	5,500,000	5,721,183
3.75%, 11/01/2024	5,500,000	5,730,430
3.75%, 11/15/2049(1)	3,600,000	4,104,033
4.00%, 06/01/2023	1,000,000	1,076,369
4.00%, 12/01/2035	1,500,000	1,777,338
5.00%, 07/01/2022	1,235,000	1,307,832
5.00%, 11/15/2022	275,000	295,757
5.00%, 10/01/2023	1,000,000	1,070,283
5.00%, 10/01/2024	3,000,000	3,481,792

5.00%, 11/01/2024	750,000	861,693
5.00%, 11/01/2025	400,000	472,656
5.00%, 11/01/2025	1,000,000	1,181,641
5.00%, 06/01/2026	2,000,000	2,420,747
5.00%, 11/01/2026	500,000	606,794
5.00%, 12/01/2026	1,190,000	1,470,685
5.00%, 06/01/2027	690,000	856,833
5.00%, 11/01/2027	500,000	620,719
5.00%, 06/01/2028	2,380,000	3,022,621
5.00%, 06/01/2029	1,500,000	1,937,701
5.00%, 12/01/2029	500,000	625,853
5.00%, 06/01/2030	1,725,000	2,264,211
5.00%, 07/01/2030	600,000	705,901
5.00%, 10/01/2030	800,000	920,199
5.00%, 06/01/2031	2,895,000	3,817,728
5.00%, 06/01/2032	280,000	366,641
5.00%, 11/15/2032	1,445,000	1,738,069
5.00%, 06/01/2033	510,000	663,561
5.00%, 07/01/2033	350,000	410,176
5.00%, 12/01/2044(1)	2,550,000	2,959,440
5.00%, 06/01/2049	2,500,000	3,018,769
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,795,138
5.00%, 04/15/2022	1,250,000	1,312,503
5.00%, 04/15/2035	1,250,000	1,608,819
Michigan State Hospital Finance Authority
1.90%, 11/15/2047(1)	3,850,000	3,850,000
2.40%, 11/15/2047(1)	850,000	882,894
4.00%, 11/15/2047(1)	4,505,000	4,976,118
4.00%, 11/15/2047(1)	9,750,000	10,514,696
5.00%, 12/01/2022	125,000	134,912
5.00%, 12/01/2023	1,150,000	1,290,957
5.00%, 12/01/2024	275,000	319,793
5.00%, 12/01/2025	700,000	840,457
5.00%, 12/01/2027	415,000	526,111
Michigan State Housing Development Authority
3.50%, 12/01/2050	1,095,000	1,212,452
Michigan Strategic Fund
1.45%, 09/01/2030(1)	1,260,000	1,266,124
1.80%, 10/01/2049(1)	2,075,000	2,129,521
5.00%, 06/30/2025	2,000,000	2,340,002
5.00%, 12/31/2025	2,595,000	3,081,015
5.00%, 06/30/2026	2,800,000	3,366,216
5.00%, 12/31/2026	355,000	432,129
5.00%, 06/30/2032	150,000	185,443
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300,000	250,137
Milan Area Schools
5.00%, 05/01/2023	245,000	267,624
Oakland University
5.00%, 03/01/2041	2,190,000	2,561,146
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,212,071
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,508,680
Royal Oak School District
5.00%, 05/01/2023	600,000	657,632
5.00%, 05/01/2024	600,000	681,570
Saginaw City School District
4.00%, 05/01/2028	1,035,000	1,235,715
4.00%, 05/01/2031	1,290,000	1,595,967
4.00%, 05/01/2034	1,035,000	1,268,075
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825,000	1,019,698
5.00%, 07/01/2028	435,000	548,236
State of Michigan
5.00%, 03/15/2022	1,170,000	1,222,277
5.00%, 03/15/2023	2,000,000	2,181,696
5.00%, 03/15/2025	1,145,000	1,346,477
State of Michigan Trunk Line Revenue
5.00%, 11/15/2036	7,550,000	9,906,700
Tender Option Bond Trust Receipts/Certificates
0.20%, 11/15/2024(1)(3)	1,400,000	1,400,000

University of Michigan
5.00%, 04/01/2024	1,670,000	1,904,966
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	215,685
5.00%, 12/01/2023	250,000	279,089
5.00%, 12/01/2023	400,000	448,575
5.00%, 12/01/2023	550,000	613,068
5.00%, 12/01/2024	375,000	434,601
5.00%, 12/01/2024	500,000	574,958
5.00%, 12/01/2025	600,000	710,683
5.00%, 12/01/2025	1,000,000	1,184,472
5.00%, 12/01/2027	4,055,000	4,825,471
5.00%, 12/01/2031	350,000	425,034
5.00%, 12/01/2032	1,400,000	1,595,747
5.00%, 12/01/2033	325,000	394,424
5.00%, 12/01/2040	4,000,000	4,680,118
5.00%, 12/01/2042	900,000	1,060,928
5.00%, 12/01/2042	1,000,000	1,071,718
5.00%, 12/01/2047	1,000,000	1,170,866
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	203,715
5.00%, 11/01/2023	80,000	89,238
5.00%, 11/01/2024	185,000	213,614
5.00%, 11/01/2025	95,000	113,196
5.00%, 11/01/2026	1,000,000	1,225,738
5.00%, 11/01/2027	600,000	753,497
5.00%, 11/01/2029	585,000	753,922

Total Michigan		219,671,015

Minnesota – 0.33%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,293,205
5.00%, 10/01/2049	2,200,000	2,258,711
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,183,028
City of Moorhead MN
5.00%, 12/01/2025	775,000	859,463
City of Rochester MN
5.00%, 12/01/2025	900,000	947,732
5.25%, 12/01/2038	1,000,000	1,030,253
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280,000	2,445,838
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	606,044
5.00%, 02/15/2034	750,000	906,154
5.00%, 02/15/2037	1,250,000	1,498,811
Minnesota Housing Finance Agency
3.00%, 07/01/2051	780,000	855,802
Minnesota Rural Water Finance Authority, Inc.
0.25%, 08/01/2022	1,500,000	1,500,086
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,549,312
5.00%, 02/01/2026	2,315,000	2,791,477
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,591,967
State of Minnesota
5.00%, 08/01/2023	1,465,000	1,629,801
Tender Option Bond Trust Receipts/Certificates
0.23%, 11/15/2026(1)(3)	2,025,000	2,025,000

Total Minnesota		29,972,684

Mississippi – 0.44%
Mississippi Business Finance Corp.
0.08%, 11/01/2035(1)	22,500,000	22,500,000
Mississippi Hospital Equipment & Facilities Authority
0.65%, 09/01/2036(1)	1,720,000	1,720,415
5.00%, 01/01/2029	910,000	1,142,926
5.00%, 01/01/2033	1,750,000	2,190,759
5.00%, 10/01/2035	700,000	872,712
5.00%, 10/01/2036	2,000,000	2,484,985
5.00%, 10/01/2040(1)	4,215,000	5,020,960
5.00%, 09/01/2044(1)	2,000,000	2,287,913
State of Mississippi
5.00%, 10/01/2030	1,000,000	1,245,835

Total Mississippi		39,466,505

Missouri – 1.08%
Belton School District No 124
5.00%, 03/01/2028	250,000	319,704
5.50%, 03/01/2030	500,000	633,231
5.50%, 03/01/2033	500,000	630,262
5.50%, 03/01/2036	500,000	629,824
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	542,569
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	343,520
5.00%, 01/01/2031	135,000	169,139
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	468,044
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,823,259
Health & Educational Facilities Authority of the State of Missouri
4.00%, 07/01/2035	1,500,000	1,808,124
4.00%, 02/01/2040	100,000	107,762
5.00%, 06/01/2025	7,000,000	8,248,758
5.00%, 04/01/2027	1,705,000	1,994,440
5.00%, 02/01/2029	1,000,000	1,169,774
5.00%, 02/01/2035	1,000,000	1,119,147
5.00%, 02/01/2036	200,000	228,838
5.00%, 08/01/2040	1,145,000	1,223,586
5.00%, 10/01/2042	6,370,000	7,625,940
5.00%, 10/01/2046	6,000,000	7,293,789
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	87,648
4.38%, 11/15/2035	230,000	219,576
4.75%, 11/15/2047	750,000	721,929
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750,000	4,187,850
4.00%, 03/01/2057	6,250,000	7,000,008
5.00%, 03/01/2025	1,250,000	1,453,860
5.00%, 03/01/2025	2,000,000	2,321,144
5.00%, 03/01/2026	4,395,000	5,238,054
5.00%, 03/01/2027	2,955,000	3,620,706
5.00%, 03/01/2028	3,350,000	4,169,534
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,504,839
Missouri Development Finance Board
0.08%, 06/01/2037(1)	16,775,000	16,775,000
Missouri Housing Development Commission
3.25%, 05/01/2051	3,700,000	4,079,056
4.00%, 05/01/2050	305,000	339,125
Mizuho Floater/Residual Trust
0.35%, 06/01/2033(1)(3)	405,000	405,000
St Louis County Industrial Development Authority
5.00%, 12/01/2025	745,000	777,661
5.00%, 09/01/2038	500,000	556,554
5.13%, 08/15/2045	200,000	203,462
5.13%, 09/01/2048	2,590,000	2,863,106
5.50%, 09/01/2033	1,000,000	1,077,129
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,153,304
5.38%, 06/01/2043	2,000,000	2,278,545
Tender Option Bond Trust Receipts/Certificates
0.20%, 05/15/2041(1)(3)	300,000	300,000

Total Missouri		97,712,800

Montana – 0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	793,665
5.25%, 05/15/2047	500,000	509,119
Mizuho Floater/Residual Trust
0.30%, 06/01/2034(1)(3)	1,000,000	1,000,000
Montana Board of Housing
4.00%, 12/01/2047	320,000	338,047
4.00%, 06/01/2050	165,000	186,934

Total Montana		2,827,765

Nebraska – 0.79%
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,420,000	36,802,983
5.00%, 09/01/2033	1,500,000	1,980,648

5.00%, 09/01/2035	930,000	1,249,644
5.00%, 03/01/2050(1)	5,000,000	5,569,635
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,052,435
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425,000	505,106
Lincoln County Hospital Authority No 1
5.00%, 11/01/2024	1,000,000	1,026,908
Nebraska Investment Finance Authority
3.00%, 09/01/2045	2,120,000	2,323,351
3.50%, 09/01/2050	970,000	1,074,543
3.75%, 09/01/2049	1,030,000	1,114,392
4.00%, 09/01/2049	835,000	918,404
Nebraska Public Power District
0.60%, 01/01/2051(1)	15,920,000	15,970,559
Omaha Airport Authority
5.00%, 12/15/2031	515,000	606,723

Total Nebraska		71,195,331

Nevada – 1.26%
City of Carson City NV
5.00%, 09/01/2026	550,000	661,182
City of Henderson NV
4.00%, 06/01/2035	900,000	1,082,355
4.00%, 06/01/2036	925,000	1,108,306
4.00%, 06/01/2038	3,540,000	4,196,761
5.00%, 06/01/2036	1,755,000	2,259,894
5.00%, 06/01/2037	3,230,000	4,144,418
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	481,388
4.00%, 06/01/2049	1,100,000	1,156,556
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900,000	1,003,403
City of North Las Vegas NV
4.00%, 06/01/2029	665,000	813,310
4.00%, 06/01/2030	695,000	856,848
5.00%, 06/01/2027	605,000	756,611
5.00%, 06/01/2028	635,000	812,535
City of Reno NV
0.00%, 07/01/2058(3)	2,000,000	314,637
5.00%, 06/01/2038	150,000	178,932
City of Sparks NV
2.50%, 06/15/2024(3)	1,700,000	1,715,519
Clark County School District
4.00%, 06/15/2034	5,000,000	5,727,939
4.00%, 06/15/2038	775,000	908,471
5.00%, 06/15/2021	420,000	423,866
5.00%, 06/15/2023	370,000	407,749
5.00%, 06/15/2023	1,665,000	1,834,869
5.00%, 06/15/2024	4,500,000	5,139,239
5.00%, 06/15/2025	25,000	29,440
5.00%, 06/15/2025	6,060,000	7,136,159
5.00%, 06/15/2026	3,670,000	4,442,633
5.00%, 06/15/2029	4,080,000	5,086,650
5.00%, 06/15/2035	500,000	640,246
County of Clark Department of Aviation
5.00%, 07/01/2021	845,000	854,555
5.00%, 07/01/2024	3,320,000	3,787,048
5.00%, 07/01/2028	475,000	545,126
County of Clark NV
1.65%, 01/01/2036(1)	1,560,000	1,599,262
5.00%, 11/01/2028	3,000,000	3,658,935
5.00%, 06/01/2032	3,000,000	3,751,338
5.00%, 12/01/2032	5,385,000	6,810,597
5.00%, 06/01/2035	2,070,000	2,566,020
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370,000	1,557,989
5.00%, 07/01/2025	2,220,000	2,597,646
County of Washoe NV
2.05%, 03/01/2036(1)	4,500,000	4,571,411
2.05%, 03/01/2036(1)	5,000,000	5,079,346
3.00%, 03/01/2036(1)	700,000	720,959
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600,000	710,142
5.00%, 07/01/2043	2,500,000	2,952,247

Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,152,759
5.00%, 06/15/2040	685,000	770,254
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,128,375
5.00%, 06/01/2039	2,815,000	3,230,428
Nevada Housing Division
4.00%, 10/01/2049	510,000	567,946
State of Nevada Department of Business & Industry
0.50%, 01/01/2050(1)(3)	10,000,000	10,002,135
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500,000	551,132
4.00%, 07/01/2026	1,540,000	1,715,692

Total Nevada		114,201,258

New Hampshire – 0.41%
New Hampshire Business Finance Authority
0.80% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,501,047
3.75%, 07/01/2045(1)(3)	1,000,000	1,032,834
4.00%, 01/01/2041	2,000,000	2,195,107
4.00%, 01/01/2051	3,000,000	3,258,596
4.13%, 01/20/2034	5,040,617	5,841,828
5.00%, 01/01/2024	720,000	807,810
5.25%, 07/01/2039(3)	240,000	236,656
5.63%, 07/01/2046(3)	125,000	124,570
5.75%, 07/01/2054(3)	315,000	315,337
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115,000	124,616
5.00%, 07/01/2023	500,000	551,978
5.00%, 08/01/2027	1,575,000	1,943,800
5.00%, 10/01/2028	1,580,000	1,874,624
5.00%, 07/01/2030	390,000	485,931
5.00%, 08/01/2030	305,000	371,181
5.00%, 10/01/2032	2,825,000	3,295,603
5.00%, 10/01/2038	425,000	489,377
5.00%, 07/01/2044	3,040,000	3,512,757
5.25%, 07/01/2027(3)(4)	550,000	412,500
6.13%, 07/01/2052(3)(4)	245,000	183,750
6.25%, 07/01/2042(3)(4)	700,000	525,000

Total New Hampshire		37,084,902

New Jersey – 4.52%
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	616,442
5.00%, 01/15/2029	1,000,000	1,229,594
5.00%, 01/15/2033	500,000	607,755
City of Newark NJ
5.00%, 10/01/2026	700,000	844,445
5.00%, 10/01/2027	750,000	922,606
County of Hudson NJ
3.00%, 11/15/2025	4,000,000	4,428,892
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,317,443
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,473,590
Gloucester County Improvement Authority
4.00%, 07/01/2039	750,000	868,086
4.00%, 07/01/2040	525,000	606,135
5.00%, 07/01/2037	1,130,000	1,428,851
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,305,836
4.00%, 01/01/2037	855,000	989,214
5.00%, 10/01/2026	1,500,000	1,837,296
5.00%, 10/01/2027	1,000,000	1,249,909
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,362,832
New Jersey Economic Development Authority
1.15%, 06/01/2023	2,550,000	2,573,152
1.20%, 11/01/2034(1)	3,000,000	3,037,540
2.20%, 10/01/2039(1)	1,400,000	1,466,387
3.13%, 07/01/2029	445,000	448,825
4.00%, 06/15/2035	500,000	574,166
4.00%, 06/15/2037	600,000	683,749
4.00%, 06/15/2038	600,000	681,587

4.00%, 11/01/2038	825,000	924,833
4.00%, 06/15/2040	1,000,000	1,131,529
4.00%, 11/01/2044	1,000,000	1,107,109
4.00%, 08/01/2059	355,000	387,271
5.00%, 06/15/2021	2,500,000	2,523,025
5.00%, 06/15/2022	200,000	211,248
5.00%, 06/15/2022	1,200,000	1,266,649
5.00%, 01/01/2023	400,000	430,950
5.00%, 03/01/2023	4,160,000	4,530,387
5.00%, 03/01/2024	2,405,000	2,554,337
5.00%, 06/15/2024	2,000,000	2,274,867
5.00%, 06/15/2025	5,190,000	6,079,564
5.00%, 06/01/2026	900,000	1,080,787
5.00%, 06/15/2026	470,000	547,353
5.00%, 06/15/2028	605,000	628,165
5.00%, 06/15/2029	1,000,000	1,036,717
5.00%, 06/15/2029	1,000,000	1,261,281
5.00%, 01/01/2030	500,000	527,117
5.00%, 06/15/2030	4,000,000	4,959,803
5.00%, 11/01/2030	1,315,000	1,648,402
5.00%, 01/01/2031	500,000	558,654
5.00%, 11/01/2031	2,200,000	2,739,752
5.00%, 06/15/2033	5,000,000	6,199,852
5.00%, 07/01/2033	2,875,000	3,328,697
5.00%, 06/15/2034	1,000,000	1,233,800
5.00%, 06/15/2035	1,595,000	1,941,805
5.00%, 10/01/2037	3,185,000	3,663,327
5.00%, 06/15/2038	10,200,000	11,266,726
5.00%, 10/01/2039(3)	355,000	350,780
5.00%, 01/01/2040(3)	540,000	530,045
5.00%, 10/01/2047	3,450,000	3,904,052
5.00%, 01/01/2048	2,000,000	2,072,211
5.00%, 06/15/2054(3)	3,250,000	3,477,955
5.00%, 08/01/2059	1,000,000	1,189,312
5.13%, 01/01/2034	705,000	777,715
5.13%, 06/15/2043	2,450,000	2,544,480
5.25%, 09/01/2024(3)	35,925,000	41,194,716
5.25%, 09/01/2025(3)	1,605,000	1,888,794
5.25%, 01/01/2044	190,000	191,042
5.50%, 01/01/2027	500,000	562,012
5.50%, 06/15/2030	2,000,000	2,424,604
5.63%, 11/15/2030	2,095,000	2,344,584
5.63%, 11/15/2030	2,230,000	2,495,667
5.63%, 01/01/2052	2,000,000	2,211,416
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,020,753
5.00%, 07/01/2023	3,390,000	3,710,419
5.00%, 07/01/2029	1,500,000	1,735,540
5.00%, 07/01/2032	4,920,000	5,651,859
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	40,427
5.00%, 07/01/2022	540,000	569,624
5.00%, 07/01/2023	140,000	153,397
5.00%, 07/01/2023	530,000	585,474
5.00%, 07/01/2024	110,000	124,677
5.00%, 07/01/2024	3,000,000	3,175,052
5.00%, 07/01/2025	120,000	140,141
5.00%, 07/01/2026	40,000	48,025
5.00%, 07/01/2027	60,000	71,751
5.00%, 07/01/2028	155,000	188,510
5.00%, 07/01/2030	165,000	193,712
5.00%, 07/01/2033	500,000	597,571
5.00%, 07/01/2041	815,000	944,581
5.00%, 07/01/2042(1)	2,755,000	3,235,031
5.00%, 07/01/2043(1)	2,250,000	2,562,004
5.00%, 07/01/2045(1)	3,315,000	4,002,285
5.00%, 07/01/2046	2,375,000	2,682,887
New Jersey Higher Education Student Assistance Authority
3.35%, 12/01/2029	1,290,000	1,362,158
5.00%, 12/01/2021	660,000	681,024
5.00%, 12/01/2023	460,000	515,731
5.00%, 12/01/2024	745,000	862,527
5.00%, 12/01/2024	1,000,000	1,151,870

5.00%, 12/01/2025	490,000	582,855
5.00%, 12/01/2025	1,000,000	1,181,967
5.00%, 12/01/2025	2,600,000	3,073,115
5.00%, 12/01/2026	1,330,000	1,605,175
5.00%, 12/01/2026	1,550,000	1,870,692
5.00%, 12/01/2027	1,455,000	1,780,191
5.00%, 12/01/2027	1,470,000	1,798,544
5.00%, 12/01/2044	1,000,000	1,056,330
5.50%, 12/01/2021	2,260,000	2,336,641
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	2,020,000	2,247,126
3.65%, 04/01/2028	1,460,000	1,633,528
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665,000	1,993,761
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600,000	2,381,252
0.00%, 12/15/2026	3,000,000	2,791,447
0.00%, 12/15/2027	3,260,000	2,905,224
0.00%, 12/15/2028	770,000	665,203
0.00%, 12/15/2028	780,000	673,842
0.00%, 12/15/2030	2,000,000	1,614,119
0.00%, 12/15/2030	2,000,000	1,646,965
0.00%, 12/15/2031	2,075,000	1,655,284
4.00%, 06/15/2037	2,250,000	2,564,059
4.00%, 06/15/2038	2,000,000	2,271,955
4.00%, 06/15/2040	1,820,000	2,059,382
4.00%, 06/15/2050	4,030,000	4,476,258
5.00%, 06/15/2022	700,000	739,368
5.00%, 06/15/2023	900,000	989,942
5.00%, 12/15/2023	2,720,000	3,046,268
5.00%, 06/15/2024	2,500,000	2,741,158
5.00%, 12/15/2024	1,335,000	1,543,221
5.00%, 06/15/2025	450,000	492,682
5.00%, 12/15/2025	1,255,000	1,492,371
5.00%, 12/15/2026	2,000,000	2,431,591
5.00%, 06/15/2027	235,000	280,848
5.00%, 12/15/2028	5,510,000	6,923,386
5.00%, 06/15/2029	665,000	696,106
5.00%, 06/15/2029	1,200,000	1,410,104
5.00%, 12/15/2029	820,000	1,041,763
5.00%, 12/15/2030	2,000,000	2,473,959
5.00%, 06/15/2031	4,545,000	5,273,744
5.00%, 06/15/2032	235,000	267,049
5.00%, 06/15/2032	1,860,000	1,946,628
5.00%, 06/15/2032	2,725,000	3,350,842
5.00%, 12/15/2032	1,340,000	1,644,663
5.00%, 12/15/2033	2,200,000	2,690,422
5.00%, 06/15/2037	1,780,000	2,208,294
5.00%, 06/15/2040	2,040,000	2,509,475
5.00%, 06/15/2050	905,000	1,092,273
5.25%, 12/15/2021	3,000,000	3,104,000
5.25%, 12/15/2022	1,760,000	1,907,441
5.25%, 12/15/2023	3,940,000	4,439,598
5.25%, 06/15/2036	10,180,000	10,262,837
5.25%, 06/15/2043	3,000,000	3,628,335
5.50%, 12/15/2023	190,000	215,330
5.50%, 06/15/2031	1,000,000	1,008,916
New Jersey Turnpike Authority
4.00%, 01/01/2042	6,565,000	7,661,324
4.00%, 01/01/2051	725,000	834,259
5.00%, 01/01/2028	1,540,000	1,870,539
5.00%, 01/01/2033	5,000,000	5,757,973
State of New Jersey
4.00%, 06/01/2030	15,285,000	18,521,394
4.00%, 06/01/2031	3,845,000	4,697,105
4.00%, 06/01/2032	2,370,000	2,913,556
5.00%, 06/01/2025	2,635,000	3,100,321
5.00%, 06/01/2026	3,420,000	4,131,869
5.00%, 06/01/2027	5,000,000	6,175,158
5.00%, 06/01/2029	15,235,000	19,475,402
Tender Option Bond Trust Receipts/Certificates
0.20%, 12/15/2028(1)(3)	900,000	900,000
0.23%, 01/01/2024(1)(3)	2,800,000	2,800,000
0.27%, 12/15/2034(1)(3)	1,600,000	1,600,000

Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570,000	625,978
5.00%, 06/01/2024	1,000,000	1,138,126
5.00%, 06/01/2026	1,050,000	1,269,397
Township of Montclair NJ
4.00%, 03/01/2023	800,000	858,425
4.00%, 03/01/2027	325,000	387,042

Total New Jersey		408,200,151

New Mexico – 0.31%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,936,380
5.00%, 07/01/2028	1,700,000	2,073,072
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	951,146
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,577,271
City of Santa Fe NM
2.25%, 05/15/2024	555,000	555,900
2.63%, 05/15/2025	995,000	998,144
Farmington Municipal School District No 5
5.00%, 09/01/2024	490,000	565,780
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,785,195
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	705,000	779,922
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	5,140,000	5,999,568

Total New Mexico		28,222,378

New York – 9.96%
Albany County Airport Authority
5.00%, 12/15/2021	800,000	824,863
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000,000	1,168,199
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750,000	844,893
5.00%, 08/01/2022	200,000	209,774
5.00%, 08/01/2023	515,000	558,492
5.00%, 01/01/2035(3)	3,900,000	4,325,306
5.00%, 12/01/2041(3)	1,250,000	1,406,806
5.00%, 12/01/2055(3)	430,000	473,737
5.50%, 05/01/2048(3)	1,350,000	1,519,622
City of Long Beach NY
5.00%, 09/01/2028	2,000,000	2,406,150
5.00%, 09/01/2029	2,800,000	3,414,125
City of New York NY
5.00%, 03/01/2023	505,000	550,368
5.00%, 08/01/2025	1,600,000	1,898,522
5.00%, 08/01/2026	5,825,000	7,116,385
5.00%, 08/01/2027	400,000	467,361
5.00%, 08/01/2027	2,975,000	3,532,865
5.00%, 08/01/2028	400,000	481,273
5.00%, 08/01/2028	700,000	854,369
5.00%, 08/01/2028	3,975,000	4,709,163
5.00%, 08/01/2029	1,305,000	1,630,803
5.00%, 08/01/2029	1,500,000	1,874,486
5.00%, 08/01/2031	1,000,000	1,236,864
5.00%, 08/01/2032	1,745,000	2,119,120
5.00%, 11/01/2032	2,200,000	2,881,030
5.00%, 08/01/2034	1,690,000	2,177,043
5.00%, 12/01/2036	1,300,000	1,613,850
5.00%, 12/01/2037	1,880,000	2,325,971
5.00%, 12/01/2037	7,360,000	8,869,359
5.00%, 04/01/2039	5,000,000	6,080,644
5.00%, 03/01/2050	575,000	719,483
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,506,517
5.00%, 09/01/2025	1,015,000	1,202,726
County of Erie NY
5.00%, 06/01/2021	750,000	755,690
5.00%, 09/15/2021	225,000	229,877
5.00%, 06/01/2025	1,000,000	1,183,818

County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,447,943
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,220,164
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	650,580
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,370,434
0.00%, 01/01/2055	710,000	762,162
5.00%, 01/01/2056	1,485,000	1,658,698
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500,000	3,944,474
5.89%, 02/01/2032	1,250,000	1,420,862
6.24%, 02/01/2047	1,000,000	1,126,864
6.47%, 02/01/2033	1,000,000	1,186,805
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2032	12,325,000	14,771,803
5.00%, 02/15/2035	1,700,000	2,022,227
5.00%, 02/15/2037	1,335,000	1,579,551
Long Island Power Authority
0.85%, 09/01/2050(1)	6,125,000	6,112,708
1.00%, 09/01/2025	9,250,000	9,345,655
1.65%, 09/01/2049(1)	4,395,000	4,541,927
5.00%, 09/01/2023	550,000	612,527
5.00%, 09/01/2024	565,000	651,963
5.00%, 09/01/2025	1,000,000	1,191,184
5.00%, 09/01/2026	2,000,000	2,453,754
5.00%, 09/01/2027	6,500,000	8,168,867
5.00%, 09/01/2039	1,725,000	2,129,147
Metropolitan Transportation Authority
0.00% (Secured Overnight Financing Rate + 0.80%), 11/01/2032(2)(5)	2,700,000	2,702,510
0.00%, 11/15/2033	1,600,000	1,133,672
0.50% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,485,000	2,484,299
0.73% (1 Month LIBOR USD + 0.65%), 11/01/2035(2)	7,925,000	7,921,777
4.00%, 02/01/2022	5,455,000	5,602,743
4.00%, 11/15/2045	3,375,000	3,762,313
4.00%, 11/15/2047	3,610,000	4,000,327
4.00%, 11/15/2052	4,455,000	4,894,827
4.75%, 11/15/2045	100,000	117,456
5.00%, 09/01/2021	25,000,000	25,438,537
5.00%, 11/15/2021	500,000	513,960
5.00%, 11/15/2021	640,000	657,868
5.00%, 09/01/2022	1,900,000	2,013,463
5.00%, 11/15/2022	200,000	214,393
5.00%, 11/15/2022	1,430,000	1,527,551
5.00%, 02/01/2023	4,915,000	5,285,454
5.00%, 11/15/2024	1,500,000	1,738,751
5.00%, 11/15/2024	1,885,000	2,103,439
5.00%, 11/15/2025	1,155,000	1,366,572
5.00%, 11/15/2026	1,600,000	1,936,293
5.00%, 11/15/2026	2,350,000	2,843,931
5.00%, 11/15/2028	2,970,000	3,669,665
5.00%, 11/15/2028	4,000,000	5,003,926
5.00%, 11/15/2029	2,220,000	2,576,718
5.00%, 11/15/2029	6,190,000	7,861,460
5.00%, 11/15/2030	5,000,000	6,437,785
5.00%, 11/15/2031	1,055,000	1,247,333
5.00%, 11/15/2033	1,025,000	1,179,904
5.00%, 11/15/2033	1,715,000	2,070,599
5.00%, 11/15/2033	3,645,000	4,400,777
5.00%, 11/15/2034	4,000,000	4,817,520
5.00%, 11/15/2035	1,750,000	2,008,401
5.00%, 11/15/2036	1,865,000	2,215,966
5.00%, 11/15/2039	2,000,000	2,225,229
5.25%, 11/15/2030	1,570,000	1,838,226
5.25%, 11/15/2036	5,000,000	6,037,897
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885,000	1,049,347
5.00%, 12/01/2032	1,000,000	1,281,566
5.00%, 12/01/2033	1,000,000	1,276,015
5.00%, 12/01/2034	1,100,000	1,399,257
5.00%, 01/01/2050	490,000	530,008
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,535,824
5.00%, 11/15/2056	4,380,000	4,751,912

Nassau County Industrial Development Agency
6.50%, 01/01/2034(4)	672,500	369,875
6.70%, 01/01/2049(4)	793,750	436,562
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060,000	1,196,968
New York City Housing Development Corp.
0.70%, 11/01/2060(1)	20,320,000	20,347,381
1.13%, 05/01/2060(1)	7,500,000	7,548,799
2.75%, 05/01/2050(1)	6,500,000	6,752,008
5.00%, 05/01/2026	110,000	131,569
5.00%, 05/01/2027	600,000	733,282
5.00%, 11/01/2027	855,000	1,055,946
5.00%, 05/01/2028	875,000	1,087,843
5.00%, 11/01/2028	600,000	752,509
5.00%, 05/01/2029	300,000	379,301
5.00%, 11/01/2029	875,000	1,114,738
5.00%, 11/01/2030	500,000	644,448
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500,000	3,999,946
5.00%, 01/01/2024	2,250,000	2,532,383
5.00%, 01/01/2028	1,250,000	1,570,941
5.00%, 03/01/2028	850,000	1,059,213
5.00%, 01/01/2029	1,500,000	1,916,700
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	230,091
5.00%, 07/15/2025	1,695,000	2,014,995
5.00%, 07/15/2026	1,995,000	2,441,797
5.00%, 07/15/2027	1,940,000	2,434,077
5.00%, 07/15/2032	2,000,000	2,468,134
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000,000	2,365,235
4.00%, 11/01/2038	4,000,000	4,674,814
4.00%, 02/01/2040	9,900,000	11,550,902
4.00%, 11/01/2040	5,000,000	5,734,777
5.00%, 11/01/2023	2,165,000	2,428,681
5.00%, 11/01/2024	4,215,000	4,901,651
5.00%, 11/01/2025	5,355,000	6,432,869
5.00%, 11/01/2028	1,500,000	1,788,047
5.00%, 11/01/2029	2,000,000	2,345,154
5.00%, 02/01/2030	4,480,000	5,345,618
5.00%, 02/01/2031	2,720,000	2,951,324
5.00%, 11/01/2032	6,750,000	8,825,508
5.00%, 05/01/2033	2,535,000	3,174,214
5.00%, 08/01/2034	700,000	870,295
5.00%, 08/01/2035	1,600,000	1,984,603
5.00%, 08/01/2036	1,000,000	1,236,667
5.00%, 11/01/2036	7,000,000	8,998,273
5.00%, 11/01/2037	10,000,000	12,811,400
5.00%, 08/01/2038	1,975,000	2,429,526
5.00%, 02/01/2041	200,000	229,663
New York City Water & Sewer System
4.00%, 06/15/2039	5,290,000	6,216,873
5.00%, 06/15/2031	6,075,000	7,151,064
5.00%, 06/15/2032	5,000,000	5,047,316
5.00%, 06/15/2032	10,000,000	13,383,452
5.00%, 06/15/2033	2,525,000	2,549,146
5.00%, 06/15/2034	4,800,000	5,064,813
5.00%, 06/15/2035	9,025,000	10,747,459
5.00%, 06/15/2036	5,000,000	5,944,111
5.00%, 06/15/2037	6,000,000	7,022,061
5.00%, 06/15/2039	8,320,000	9,729,758
5.00%, 06/15/2046	9,785,000	10,692,845
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,441,421
5.00%, 11/15/2040	1,085,000	1,228,679
New York Liberty Development Corp.
2.63%, 09/15/2069	400,000	403,506
2.80%, 09/15/2069	1,025,000	1,012,884
5.00%, 09/15/2031	4,000,000	4,173,398
5.00%, 11/15/2044(3)	1,300,000	1,418,571
5.25%, 10/01/2035	2,285,000	3,212,864
5.38%, 11/15/2040(3)	6,200,000	6,902,429
5.75%, 11/15/2051	2,000,000	2,063,263

New York State Dormitory Authority
4.00%, 03/15/2032	20,000,000	22,415,104
4.00%, 02/15/2037	5,000,000	5,798,379
5.00%, 12/01/2022(3)	900,000	959,602
5.00%, 07/01/2023	5,000	5,523
5.00%, 07/01/2023	245,000	271,051
5.00%, 07/01/2023	1,000,000	1,104,906
5.00%, 12/15/2023	1,000,000	1,081,515
5.00%, 03/15/2024	3,700,000	4,207,083
5.00%, 05/01/2024	4,870,000	5,530,474
5.00%, 07/01/2024	5,000	5,732
5.00%, 07/01/2024	345,000	396,054
5.00%, 03/15/2025	500,000	588,106
5.00%, 07/01/2025	5,000	5,917
5.00%, 07/01/2025	255,000	302,237
5.00%, 12/01/2026(3)	300,000	346,278
5.00%, 12/01/2026(3)	1,500,000	1,790,415
5.00%, 03/15/2027	2,500,000	2,914,292
5.00%, 07/01/2027	200,000	235,302
5.00%, 12/01/2027(3)	500,000	574,305
5.00%, 07/01/2028	110,000	130,826
5.00%, 10/01/2028	1,000,000	1,144,466
5.00%, 10/01/2028	1,735,000	2,154,805
5.00%, 12/01/2028(3)	600,000	685,715
5.00%, 03/15/2029	3,700,000	4,190,132
5.00%, 10/01/2029	1,430,000	1,763,150
5.00%, 12/01/2029(3)	450,000	511,823
5.00%, 07/01/2030	150,000	180,891
5.00%, 10/01/2030	1,910,000	2,341,934
5.00%, 12/01/2030(3)	1,000,000	1,133,538
5.00%, 03/15/2031	6,090,000	8,015,966
5.00%, 02/15/2032	8,610,000	8,956,452
5.00%, 12/01/2033(3)	700,000	808,185
5.00%, 03/15/2036	10,000,000	12,946,114
5.00%, 05/01/2048(1)	1,145,000	1,175,675
5.00%, 05/01/2048(1)	1,040,000	1,235,583
5.00%, 05/01/2048(1)	5,695,000	6,358,867
5.25%, 03/15/2033	6,000,000	7,172,053
5.25%, 03/15/2037	3,065,000	3,880,049
5.25%, 03/15/2038	1,930,000	2,441,833
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335,000	368,564
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015,000	4,014,200
0.75%, 05/01/2025	10,450,000	10,458,425
0.75%, 11/01/2025	2,785,000	2,785,352
0.75%, 11/01/2025	4,870,000	4,870,616
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,270,434
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000,000	1,034,447
4.00%, 03/15/2034	4,475,000	5,281,489
4.00%, 03/15/2039	10,000,000	11,529,059
5.00%, 03/15/2022	360,000	376,507
5.00%, 03/15/2023	700,000	765,317
5.00%, 03/15/2024	400,000	454,820
5.00%, 03/15/2035	2,800,000	3,156,842
5.00%, 03/15/2035	3,000,000	3,859,967
5.00%, 03/15/2036	8,560,000	10,956,706
5.00%, 03/15/2047	2,220,000	2,754,777
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860,000	4,473,555
4.00%, 12/01/2039	450,000	502,010
4.00%, 12/01/2040	500,000	557,519
4.00%, 12/01/2041	450,000	501,775
4.00%, 12/01/2042	500,000	553,290
4.00%, 12/01/2042	500,000	556,432
5.00%, 01/01/2023	270,000	290,705
5.00%, 12/01/2023	1,350,000	1,497,238
5.00%, 08/01/2026	1,000,000	1,013,410
5.00%, 12/01/2028	300,000	371,625
5.00%, 12/01/2028	400,000	489,063

5.00%, 12/01/2029	300,000	376,035
5.00%, 12/01/2030	250,000	317,297
5.00%, 01/01/2031	1,015,000	1,220,971
5.00%, 08/01/2031	5,105,000	5,172,284
5.00%, 12/01/2031	300,000	378,298
5.00%, 12/01/2032	1,775,000	2,214,181
5.00%, 01/01/2033	5,500,000	6,563,320
5.00%, 12/01/2033	400,000	497,213
5.00%, 12/01/2033	700,000	868,059
5.00%, 12/01/2034	400,000	494,501
5.00%, 12/01/2034	500,000	619,105
5.00%, 10/01/2035	9,000,000	11,187,305
5.00%, 12/01/2035	500,000	620,476
5.00%, 12/01/2035	800,000	988,060
5.00%, 12/01/2036	550,000	678,327
5.00%, 12/01/2037	500,000	615,111
5.00%, 12/01/2037	600,000	738,717
5.00%, 12/01/2038	500,000	614,666
5.00%, 10/01/2040	2,200,000	2,693,255
5.00%, 07/01/2041	2,300,000	2,576,394
5.00%, 07/01/2046	800,000	893,698
5.25%, 08/01/2031	500,000	606,713
5.38%, 08/01/2036	800,000	959,963
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	357,031
5.00%, 12/01/2027	1,425,000	1,577,828
5.00%, 12/01/2028	1,000,000	1,102,746
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000,000	1,297,060
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000,000	2,369,874
4.00%, 07/15/2037	2,500,000	2,894,016
5.00%, 09/15/2024	5,115,000	5,885,380
5.00%, 09/15/2026	1,000,000	1,216,831
5.00%, 10/15/2028	4,000,000	4,699,092
5.00%, 09/15/2029	1,500,000	1,875,784
5.00%, 10/15/2029	1,000,000	1,221,254
5.00%, 09/15/2032	1,500,000	1,839,814
5.00%, 07/15/2033	2,500,000	3,249,469
5.00%, 10/15/2033	3,500,000	3,988,088
5.00%, 10/15/2033	6,000,000	7,207,385
5.00%, 12/01/2033	5,070,000	5,621,544
5.00%, 10/15/2037	4,665,000	5,291,203
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000,000	1,047,904
3.45%, 04/01/2026	2,185,000	2,405,344
5.00%, 04/01/2022	355,000	371,729
5.00%, 10/01/2023	920,000	1,023,805
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	1,750,000	1,768,818
5.38%, 11/01/2054(3)	2,210,000	2,230,483
Tender Option Bond Trust Receipts/Certificates
0.12%, 11/15/2044(1)(3)	1,700,000	1,700,000
0.15%, 11/15/2026(1)(3)	1,600,000	1,600,000
0.15%, 01/01/2028(1)(3)	500,000	500,000
0.20%, 01/01/2028(1)(3)	2,900,000	2,900,000
0.20%, 01/01/2044(1)(3)	3,700,000	3,700,000
0.30%, 05/15/2028(1)(3)	700,000	700,000
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	123,479
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,263,635
Town of Oyster Bay NY
2.00%, 03/01/2022	950,000	962,684
4.00%, 03/01/2023	875,000	931,797
Triborough Bridge & Tunnel Authority
0.06%, 01/01/2032(1)	2,100,000	2,100,000
5.00%, 11/15/2028	500,000	647,507
5.00%, 11/15/2030	4,000,000	5,338,383
5.00%, 11/15/2033	8,000,000	10,471,590
5.00%, 11/15/2035	5,270,000	6,595,276
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	718,574
5.00%, 12/15/2041	9,385,000	11,574,841

Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	165,058

Total New York		900,853,695

North Carolina – 0.98%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,548,652
5.00%, 01/15/2048(1)	5,000,000	5,211,409
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,253,628
5.00%, 10/01/2027	100,000	125,786
5.00%, 10/01/2034	1,000,000	1,257,861
5.00%, 10/01/2047	840,000	1,056,603
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,347,240
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2023	265,000	284,930
4.00%, 05/01/2024	190,000	209,987
5.00%, 06/01/2021	500,000	503,506
5.00%, 05/01/2031	1,000,000	1,310,855
North Carolina Medical Care Commission
2.20%, 12/01/2048(1)	2,285,000	2,333,970
2.55%, 06/01/2048(1)	3,955,000	4,231,171
4.88%, 07/01/2040	550,000	558,478
5.00%, 10/01/2023	110,000	119,540
5.00%, 10/01/2024	300,000	332,811
5.00%, 10/01/2025	250,000	265,440
5.00%, 10/01/2030	420,000	447,627
5.00%, 10/01/2030	2,100,000	2,261,438
5.00%, 01/01/2031	625,000	706,583
5.00%, 02/01/2031	450,000	598,535
5.00%, 10/01/2031	2,950,000	3,177,800
5.00%, 02/01/2032	500,000	661,864
5.00%, 09/01/2037	3,000,000	3,082,973
5.00%, 10/01/2037	250,000	266,048
5.00%, 01/01/2039	1,225,000	1,363,464
5.00%, 07/01/2039	800,000	890,059
5.00%, 10/01/2040	900,000	1,078,078
5.00%, 09/01/2041	440,000	454,912
5.00%, 10/01/2043	2,000,000	2,147,127
5.00%, 07/01/2049	900,000	989,777
5.00%, 02/01/2051(1)	1,000,000	1,205,822
6.25%, 07/01/2035	1,000,000	1,047,435
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550,000	3,940,095
5.00%, 02/01/2024	11,390,000	12,824,789
5.00%, 01/01/2027	530,000	650,782
5.00%, 01/01/2032	1,000,000	1,185,894
5.00%, 07/01/2051	1,700,000	1,910,823
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000,000	2,276,504
5.00%, 05/01/2025	3,000,000	3,525,662
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,044,059
5.00%, 03/01/2023	2,335,000	2,543,366
5.00%, 05/01/2026	4,750,000	5,799,747
5.00%, 05/01/2027	7,500,000	9,415,869

Total North Carolina		88,448,999

North Dakota – 0.08%
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,500,000	7,101,464

Total North Dakota		7,101,464

Ohio – 2.24%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425,000	491,306
4.00%, 11/15/2034	500,000	576,601
4.00%, 11/15/2036	2,000,000	2,293,473
4.00%, 11/15/2037	1,600,000	1,828,512
5.25%, 11/15/2031	530,000	630,599
5.25%, 11/15/2032	645,000	765,285
5.25%, 11/15/2033	1,770,000	2,094,403
5.25%, 11/15/2046	1,255,000	1,451,622
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,921,159

Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000,000	1,153,797
5.00%, 06/01/2055	39,020,000	43,960,318
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,751,041
5.00%, 01/01/2048	2,000,000	2,347,313
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,731,197
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,079,047
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,162,419
Clermont County Port Authority
5.00%, 12/01/2029	750,000	881,985
5.00%, 12/01/2030	850,000	998,316
5.00%, 12/01/2031	650,000	762,128
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	133,847
5.50%, 12/01/2053	900,000	957,684
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620,000	10,020,891
5.00%, 12/01/2029	585,000	766,033
5.00%, 12/01/2030	585,000	761,833
5.00%, 08/01/2047(1)	500,000	524,948
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,788,758
5.00%, 02/15/2042	2,525,000	2,907,176
5.50%, 02/15/2052	1,790,000	2,094,014
5.50%, 02/15/2057	1,245,000	1,453,395
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,554,598
County of Franklin OH
5.00%, 11/15/2033(1)	12,765,000	14,004,041
County of Hamilton OH
5.00%, 01/01/2022	465,000	475,167
5.00%, 09/15/2034	1,050,000	1,322,924
5.25%, 06/01/2026	660,000	690,851
County of Marion OH
5.13%, 12/01/2049	575,000	608,099
County of Montgomery OH
5.00%, 08/01/2025	515,000	610,118
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,782,257
5.00%, 02/15/2048	2,080,000	2,156,379
County of Scioto OH
5.00%, 02/15/2029	1,300,000	1,486,390
County of Wood OH
5.00%, 12/01/2032	115,000	117,228
5.00%, 12/01/2042	145,000	146,168
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	1,550,000	1,786,851
5.00%, 12/01/2051	2,135,000	2,446,774
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,318,454
Miami University/Oxford OH
5.00%, 09/01/2030	475,000	629,502
5.00%, 09/01/2032	1,000,000	1,312,669
5.00%, 09/01/2034	700,000	830,577
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000,000	5,199,806
2.10%, 07/01/2028(1)	12,500,000	12,992,086
2.10%, 10/01/2028(1)	15,000,000	15,588,944
2.88%, 02/01/2026	5,400,000	5,619,461
3.25%, 09/01/2029	2,995,000	3,175,858
4.50%, 01/15/2048(3)	2,000,000	2,220,233
5.00%, 07/01/2049(3)	2,800,000	3,075,085
Ohio Higher Educational Facility Commission
5.00%, 05/01/2028	1,535,000	1,930,758
5.00%, 10/01/2032	1,000,000	1,257,216
5.00%, 05/01/2033	995,000	1,270,752
Ohio Housing Finance Agency
4.50%, 03/01/2050	220,000	248,383

Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485,000	486,580
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000,000	1,084,505
5.75%, 12/01/2032	445,000	469,050
6.00%, 12/01/2042	550,000	566,829
State of Ohio
4.00%, 01/15/2050	450,000	508,741
5.00%, 08/01/2024	2,500,000	2,883,707
5.00%, 01/01/2030	1,170,000	1,469,755
5.00%, 10/01/2035	1,410,000	1,726,124
5.00%, 01/15/2050	1,000,000	1,226,344
Tender Option Bond Trust Receipts/Certificates
0.12%, 12/01/2043(1)(3)	600,000	600,000
University of Akron
4.00%, 01/01/2027	2,780,000	3,249,980
5.00%, 01/01/2037	6,675,000	7,889,732
University of Cincinnati
5.00%, 06/01/2028	250,000	309,566
5.00%, 06/01/2029	400,000	491,803

Total Ohio		202,109,445

Oklahoma – 0.72%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	552,381
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,722,356
5.00%, 09/01/2026	1,725,000	2,113,282
5.00%, 09/01/2028	1,120,000	1,360,281
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440,000	499,711
5.00%, 09/01/2025	300,000	350,650
5.00%, 09/01/2026	375,000	449,934
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,972,377
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	590,200
5.00%, 12/01/2025	545,000	642,267
5.00%, 12/01/2026	820,000	990,155
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	474,404
5.00%, 09/01/2030	1,235,000	1,556,365
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,100,799
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,310,976
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750,000	1,918,394
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,387,026
5.00%, 07/01/2026	2,195,000	2,635,376
5.00%, 07/01/2030	1,350,000	1,657,314
5.00%, 07/01/2032	2,960,000	3,585,572
5.00%, 07/01/2035	3,240,000	3,878,755
5.00%, 07/01/2043	1,065,000	1,246,805
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900,000	1,640,030
5.70%, 04/01/2025	410,000	410,152
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,302,224
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,047,545
4.00%, 12/01/2022	530,000	562,997
4.00%, 06/01/2023	1,305,000	1,403,833
5.00%, 08/01/2023	515,000	556,273
5.00%, 08/01/2026	75,000	86,576
5.00%, 08/15/2029	420,000	516,974
5.00%, 08/01/2030	1,010,000	1,200,591
5.00%, 02/15/2042	400,000	416,723
5.25%, 08/15/2048	1,500,000	1,794,295
5.50%, 08/15/2052	830,000	1,007,457
5.50%, 08/15/2057	1,000,000	1,211,075
Oklahoma State University
5.00%, 09/01/2031	1,500,000	1,982,370

Oklahoma Turnpike Authority
5.00%, 01/01/2025	700,000	816,532
5.00%, 01/01/2026	2,500,000	3,006,838
5.00%, 01/01/2027	3,000,000	3,712,066
5.00%, 01/01/2028	2,905,000	3,683,309
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,354,247
5.00%, 06/01/2033	1,240,000	1,481,706
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	245,464
5.00%, 11/15/2029	400,000	445,769

Total Oklahoma		64,880,426

Oregon – 0.58%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300,000	361,657
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525,000	1,910,825
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	230,505
5.00%, 09/01/2032	270,000	310,340
5.00%, 09/01/2046	1,000,000	1,118,262
Medford Hospital Facilities Authority
4.00%, 08/15/2045	2,500,000	2,903,769
5.00%, 08/15/2036	1,145,000	1,468,648
Oregon State Business Development Commission
5.00%, 03/01/2049(1)	10,000,000	10,410,685
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,039,351
Port of Morrow OR
4.00%, 06/01/2021	100,000	100,556
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800,000	6,608,163
5.00%, 07/01/2026	1,700,000	2,047,806
5.00%, 07/01/2027	1,000,000	1,230,570
5.00%, 07/01/2027	2,000,000	2,461,140
5.00%, 07/01/2028	2,000,000	2,503,329
5.00%, 07/01/2028	2,190,000	2,741,145
5.00%, 07/01/2029	750,000	937,508
5.00%, 07/01/2031	1,000,000	1,185,180
5.00%, 07/01/2032	1,000,000	1,124,187
5.00%, 07/01/2033	3,485,000	3,909,496
State of Oregon
4.00%, 05/01/2039	2,000,000	2,449,289
4.00%, 05/01/2040	1,000,000	1,221,476
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,345,000	1,490,804
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,057,949

Total Oregon		52,822,640

Pennsylvania – 4.85%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,813,677
5.00%, 07/15/2034	5,100,000	6,479,945
Allentown City School District
5.00%, 02/01/2031	500,000	627,859
5.00%, 02/01/2033	470,000	585,424
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	2,930,000	3,046,145
5.00%, 05/01/2025	1,000,000	1,048,119
5.00%, 05/01/2027(3)	1,250,000	1,480,856
5.00%, 05/01/2032(3)	2,025,000	2,355,613
5.00%, 05/01/2042(3)	1,750,000	2,051,762
5.00%, 05/01/2042(3)	4,345,000	4,979,725
6.00%, 05/01/2042(3)	500,000	614,570
Bucks County Industrial Development Authority
5.00%, 07/01/2025	375,000	424,894
5.00%, 07/01/2026	475,000	547,997
5.00%, 07/01/2027	475,000	555,801
5.00%, 07/01/2028	925,000	1,093,331
5.00%, 07/01/2029	500,000	595,819
5.00%, 07/01/2030	675,000	810,309
5.00%, 07/01/2033	640,000	772,114
5.00%, 07/01/2034	1,580,000	1,898,607

5.00%, 07/01/2035	435,000	521,179
5.00%, 07/01/2036	665,000	793,642
5.00%, 07/01/2037	1,410,000	1,676,411
5.00%, 07/01/2038	1,460,000	1,730,332
5.00%, 07/01/2039	1,510,000	1,784,161
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,924,327
5.00%, 07/15/2025	1,000,000	1,164,596
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	486,471
5.00%, 07/15/2028	350,000	438,960
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	178,790
5.00%, 03/01/2038(3)	425,000	440,795
5.13%, 03/01/2048(3)	1,047,000	1,075,420
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,113,712
5.00%, 08/01/2023	4,000,000	4,421,346
5.00%, 07/15/2026	2,475,000	2,783,028
5.00%, 08/01/2027	1,500,000	1,871,976
5.00%, 08/01/2028	6,000,000	7,074,441
5.00%, 02/01/2029	3,175,000	4,063,079
5.00%, 08/01/2031	500,000	668,269
5.00%, 08/01/2031	8,000,000	9,876,506
5.00%, 08/01/2033	2,000,000	2,459,276
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2024	10,745,000	12,237,974
5.00%, 07/01/2025	10,000,000	11,751,287
5.00%, 07/01/2026	1,155,000	1,396,559
5.00%, 06/15/2027	2,315,000	2,336,183
5.00%, 07/01/2027	1,520,000	1,878,717
5.00%, 07/01/2029	230,000	290,336
5.00%, 07/01/2030	1,000,000	1,200,405
5.00%, 07/01/2031	2,000,000	2,394,483
5.00%, 07/01/2032	1,745,000	2,083,893
5.00%, 07/01/2033	1,000,000	1,190,573
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,434,408
5.00%, 11/01/2027	1,540,000	1,944,046
5.00%, 07/01/2030	4,000,000	4,706,007
5.00%, 11/01/2032	1,000,000	1,247,056
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,844,722
Coatesville School District
5.00%, 08/01/2025	875,000	1,035,787
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	822,526
5.00%, 06/01/2027	750,000	925,267
5.00%, 06/01/2027	1,500,000	1,855,573
5.00%, 06/01/2027	2,165,000	2,670,936
5.00%, 06/01/2028	2,555,000	3,222,959
5.00%, 06/01/2030	1,750,000	2,266,151
5.00%, 06/01/2031	1,255,000	1,646,487
Commonwealth of Pennsylvania
4.00%, 11/15/2028	6,325,000	6,466,988
4.00%, 04/01/2033	20,000,000	21,430,150
5.00%, 08/15/2021	1,015,000	1,032,613
5.00%, 11/01/2021	2,000,000	2,051,940
5.00%, 02/01/2023	895,000	973,271
5.00%, 01/01/2024	5,800,000	6,541,514
5.00%, 01/01/2027	2,095,000	2,592,259
County of Lancaster PA
4.00%, 11/01/2029	625,000	753,609
4.00%, 11/01/2030	560,000	669,174
County of Luzerne PA
5.00%, 12/15/2029	750,000	936,821
Cumberland County Municipal Authority
4.00%, 01/01/2033	210,000	236,607
4.00%, 01/01/2033	1,290,000	1,357,677
Dauphin County General Authority
5.00%, 06/01/2035	1,000,000	1,170,255
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,330,542

Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,326,056
Doylestown Hospital Authority
4.00%, 07/01/2045	750,000	779,383
5.00%, 07/01/2046	3,700,000	4,023,333
5.00%, 07/01/2049	3,620,000	4,041,875
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,207,574
5.00%, 04/01/2030	2,805,000	3,378,085
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500,000	525,917
Geisinger Authority
5.00%, 04/01/2035	3,000,000	3,832,683
5.00%, 02/15/2039	1,500,000	1,787,779
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,457,403
5.00%, 06/01/2044	1,085,000	1,333,775
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	277,405
5.00%, 07/01/2023	325,000	351,555
5.00%, 07/01/2030	780,000	911,578
5.00%, 07/01/2034	2,000,000	2,308,483
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,237,098
Lancaster County Hospital Authority
5.00%, 07/01/2023	775,000	819,684
5.00%, 12/01/2032	250,000	260,323
5.00%, 12/01/2037	820,000	842,670
5.00%, 07/01/2045	1,970,000	2,102,174
5.00%, 12/01/2047	2,010,000	2,031,079
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,025,000	1,044,880
1.80%, 09/01/2029(1)	1,925,000	1,963,553
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,188,315
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	508,774
5.00%, 10/01/2023	50,000	53,843
5.00%, 09/01/2024	410,000	469,355
5.00%, 10/01/2028	1,000,000	1,124,578
5.00%, 09/01/2032	1,000,000	1,254,384
5.00%, 09/01/2033	305,000	381,093
5.00%, 10/01/2036	1,320,000	1,446,799
5.00%, 10/01/2040	1,595,000	1,738,007
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500,000	2,797,043
5.25%, 01/01/2040	1,510,000	1,577,518
5.38%, 01/01/2050	500,000	520,626
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,164,040
4.00%, 05/01/2036	705,000	817,940
Northampton County General Purpose Authority
1.12% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,636,415
5.00%, 08/15/2036	455,000	532,432
Pennsylvania Economic Development Financing Authority
0.18%, 12/01/2030(1)	1,185,000	1,185,000
0.40%, 10/01/2023	10,000,000	9,993,344
1.75%, 08/01/2038(1)	10,000,000	10,340,233
2.15%, 11/01/2021	2,405,000	2,430,694
3.25%, 08/01/2039(3)	625,000	634,642
4.00%, 04/15/2037	1,000,000	1,178,914
4.00%, 11/15/2042	7,500,000	8,471,651
5.00%, 04/15/2026	2,500,000	3,029,080
5.00%, 04/15/2027	4,600,000	5,719,179
5.00%, 04/15/2031	2,095,000	2,726,958
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,114,715
5.00%, 06/15/2024	3,005,000	3,433,930
5.00%, 06/15/2025	1,855,000	2,186,104
5.00%, 08/15/2029	1,600,000	1,992,883
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051	800,000	869,307

Pennsylvania State University
5.00%, 09/01/2021	1,400,000	1,427,749
5.00%, 09/01/2022	2,295,000	2,451,222
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000,000	2,302,951
4.00%, 12/01/2046	2,000,000	2,300,050
5.00%, 06/01/2028	2,085,000	2,507,784
5.00%, 06/01/2032	2,000,000	2,413,975
5.00%, 06/01/2033	3,155,000	3,796,518
5.00%, 12/01/2034	1,240,000	1,531,401
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	219,126
5.00%, 07/01/2032	600,000	638,595
5.00%, 07/01/2037	150,000	157,862
5.00%, 06/15/2039	500,000	545,402
5.00%, 06/15/2040(3)	900,000	1,038,950
5.00%, 08/01/2040	620,000	728,486
5.00%, 06/15/2050	1,375,000	1,479,845
5.00%, 06/15/2050(3)	1,700,000	1,935,182
5.00%, 08/01/2050	1,050,000	1,209,293
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000,000	1,169,672
5.00%, 08/01/2022	750,000	796,478
5.00%, 08/01/2024	425,000	487,187
5.00%, 08/01/2024	500,000	573,161
5.00%, 08/01/2025	450,000	531,425
5.00%, 08/01/2027	750,000	928,716
5.00%, 08/01/2028	625,000	789,438
5.00%, 08/01/2029	1,000,000	1,285,462
5.00%, 08/01/2031	1,755,000	2,292,236
5.00%, 08/01/2032	1,000,000	1,299,407
5.00%, 08/01/2033	1,250,000	1,614,778
5.00%, 08/01/2034	1,410,000	1,802,343
5.00%, 08/01/2035	1,000,000	1,273,617
5.00%, 08/01/2036	1,690,000	2,144,525
Pittsburgh Water & Sewer Authority
0.70% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000,000	15,032,582
5.00%, 09/01/2038	1,000,000	1,248,275
Reading School District
5.00%, 02/01/2022	1,920,000	1,994,530
5.00%, 03/01/2035	1,100,000	1,331,314
5.00%, 03/01/2036	1,250,000	1,509,236
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,441,924
School District of Philadelphia
5.00%, 09/01/2026	1,625,000	1,947,829
5.00%, 09/01/2029	1,500,000	1,898,180
5.00%, 09/01/2030	15,000	18,442
5.00%, 09/01/2030	3,985,000	4,811,482
5.00%, 09/01/2031	1,000,000	1,206,814
5.00%, 09/01/2031	1,200,000	1,511,722
5.00%, 09/01/2032	1,200,000	1,506,293
5.00%, 09/01/2032	2,200,000	2,819,050
5.00%, 09/01/2033	960,000	1,223,567
5.00%, 09/01/2033	1,500,000	1,911,824
Scranton School District
5.00%, 06/01/2033	530,000	650,714
5.00%, 06/01/2035	515,000	629,010
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,054,492
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,043,412
State Public School Building Authority
5.00%, 12/01/2022	1,355,000	1,461,971
5.00%, 12/01/2022	6,015,000	6,428,566
5.00%, 04/01/2023	2,500,000	2,621,049
5.00%, 12/01/2024	625,000	713,837
5.00%, 12/01/2024	625,000	728,730
5.00%, 06/15/2025	3,000,000	3,478,743
5.00%, 12/01/2025	425,000	488,217
5.00%, 12/01/2025	1,145,000	1,335,032
5.00%, 06/01/2026	180,000	210,898
5.00%, 12/01/2026	605,000	705,410
5.00%, 12/01/2026	645,000	736,930

5.00%, 06/01/2029	665,000	840,720
5.00%, 12/01/2032	725,000	897,565
5.00%, 12/01/2032	2,335,000	2,836,632
5.25%, 09/15/2030	1,000,000	1,247,239
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,105,428
5.00%, 01/01/2038	4,125,000	4,538,285
Tender Option Bond Trust Receipts/Certificates
0.13%, 08/01/2050(1)(3)	4,500,000	4,500,000
0.35%, 12/01/2060(1)(3)	5,900,000	5,900,000
Upper Merion Area School District
5.00%, 01/15/2030	600,000	717,811
Upper Merion Area School District/PA
3.00%, 01/15/2040	250,000	268,113
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030,000	1,193,790
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,302,244
5.00%, 02/15/2028	400,000	455,386

Total Pennsylvania		438,793,304

Puerto Rico – 2.40%
Commonwealth of Puerto Rico
5.00%, 07/01/2041(4)	7,300,000	5,894,750
5.13%, 07/01/2028(4)	2,230,000	1,951,250
5.13%, 07/01/2037(4)	2,420,000	1,981,375
5.50%, 07/01/2039(4)	1,000,000	837,500
5.75%, 07/01/2028(4)	915,000	766,312
5.75%, 07/01/2038(4)	2,550,000	2,199,375
5.75%, 07/01/2041(4)	985,000	849,562
5.90%, 07/01/2028(4)	660,000	566,775
6.00%, 07/01/2039(4)	2,500,000	2,168,750
6.50%, 07/01/2037(4)	420,000	374,850
8.00%, 07/01/2035(4)	10,920,000	8,572,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	140,000	145,059
4.50%, 07/01/2027	1,195,000	1,246,007
5.00%, 07/01/2022	300,000	314,769
5.00%, 07/01/2030	260,000	272,790
5.00%, 07/01/2030(3)	5,000,000	6,004,276
5.00%, 07/01/2033	5,740,000	6,022,361
5.00%, 07/01/2035(3)	3,000,000	3,520,954
5.00%, 07/01/2047(3)	8,000,000	9,250,320
5.13%, 07/01/2037	1,770,000	1,859,873
5.25%, 07/01/2029	1,560,000	1,641,907
5.25%, 07/01/2042	3,040,000	3,199,600
5.75%, 07/01/2037	4,730,000	5,009,312
6.13%, 07/01/2024	230,000	251,264
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20,000	17,250
5.00%, 07/01/2024(4)	340,000	307,700
5.00%, 07/01/2026(4)	30,000	27,150
5.00%, 07/01/2027(4)	15,000	13,575
5.00%, 07/01/2027(4)	25,000	22,625
5.00%, 07/01/2028(4)	30,000	27,150
5.00%, 07/01/2028(4)	50,000	45,250
5.00%, 07/01/2037(4)	2,300,000	2,081,500
5.05%, 07/01/2042(4)	120,000	108,600
5.25%, 07/01/2023(4)	3,495,000	3,171,712
5.25%, 07/01/2024(4)	25,000	22,688
5.25%, 07/01/2026(4)	555,000	503,663
5.25%, 07/01/2027(4)	30,000	27,225
5.25%, 07/01/2027(4)	210,000	190,575
5.25%, 07/01/2027(4)	315,000	285,863
5.25%, 07/01/2028(4)	60,000	54,450
5.25%, 07/01/2033(4)	95,000	86,213
5.25%, 07/01/2040(4)	3,075,000	2,790,563
5.25%, 07/01/2050(4)	270,000	242,662
5.50%, 07/01/2038(4)	4,000,000	3,640,000
5.75%, 07/01/2036(4)	1,300,000	1,186,250
6.75%, 07/01/2036(4)	1,560,000	1,446,900
7.25%, 07/01/2030(4)	265,000	247,113
Puerto Rico Housing Finance Authority
5.00%, 12/01/2021	9,560,000	9,856,788

5.00%, 12/01/2022	5,735,000	6,171,062
5.00%, 12/01/2023	4,300,000	4,811,242
5.00%, 12/01/2024	9,270,000	10,717,807
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,400,000	2,252,521
0.00%, 07/01/2024	6,650,000	6,241,361
0.00%, 07/01/2027	407,000	356,564
0.00%, 07/01/2027	2,061,000	1,805,598
0.00%, 07/01/2029	2,569,000	2,115,763
0.00%, 07/01/2031	5,167,000	3,954,512
0.00%, 07/01/2033	12,567,000	8,920,353
0.00%, 07/01/2046	8,706,000	2,656,810
4.33%, 07/01/2040	6,839,000	7,315,815
4.33%, 07/01/2040	24,025,000	25,700,023
4.50%, 07/01/2034	2,582,000	2,785,316
4.55%, 07/01/2040	3,500,000	3,793,312
4.75%, 07/01/2053	7,529,000	8,175,774
4.78%, 07/01/2058	2,500,000	2,705,263
5.00%, 07/01/2058	23,235,000	25,585,917

Total Puerto Rico		217,369,669

Rhode Island – 0.24%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,317,660
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	800,054
5.00%, 09/01/2036	100,000	111,600
5.00%, 05/15/2039	700,000	797,153
Rhode Island Housing & Mortgage Finance Corp.
3.15%, 10/01/2044	8,000,000	8,371,295
3.50%, 10/01/2050	1,195,000	1,322,426
4.00%, 10/01/2049	590,000	654,528
Rhode Island Student Loan Authority
3.50%, 12/01/2034	415,000	427,914
4.00%, 12/01/2027	1,215,000	1,330,215
5.00%, 12/01/2024	600,000	687,379
5.00%, 12/01/2025	1,000,000	1,173,993
5.00%, 12/01/2026	1,000,000	1,199,025
5.00%, 12/01/2027	800,000	974,831
5.00%, 12/01/2027	1,000,000	1,218,539
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455,000	1,659,671

Total Rhode Island		22,046,283

South Carolina – 1.15%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415,000	2,881,815
Connector 2000 Association, Inc.
0.00%, 01/01/2032	3,500,000	1,733,674
0.00%, 01/01/2042	2,790,222	686,169
0.00%, 07/22/2051	19,902,537	2,285,514
County of Richland SC
5.00%, 03/01/2025	2,900,000	3,414,657
Lancaster County School District
5.00%, 03/01/2023	445,000	485,515
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	268,210
5.00%, 11/01/2023	300,000	334,971
5.00%, 11/01/2024	780,000	901,242
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,175,000	37,305,170
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,935,690
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,186,027
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	753,062
5.00%, 04/01/2031	510,000	622,256
5.00%, 05/01/2037	500,000	522,318
5.00%, 05/01/2042	500,000	514,208
5.00%, 11/15/2042	585,000	635,754
5.00%, 05/01/2043	4,675,000	5,565,219
5.00%, 04/01/2047	2,000,000	2,132,461
5.00%, 04/01/2052	1,750,000	1,863,882
5.00%, 11/15/2054	1,000,000	1,068,397

6.00%, 02/01/2035(3)(4)	525,000	210,000
6.25%, 02/01/2045(3)(4)	995,000	398,000
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,335,808
5.00%, 07/01/2027	3,120,000	3,847,835
5.00%, 07/01/2028	1,100,000	1,384,609
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,276,904
5.00%, 12/01/2032	1,500,000	1,796,695
5.00%, 12/01/2032	8,020,000	10,501,919
5.00%, 12/01/2035	1,500,000	1,814,016
5.00%, 12/01/2041	3,000,000	3,590,308
5.00%, 12/01/2049	1,900,000	2,123,279
5.75%, 12/01/2043	2,000,000	2,291,530
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	840,000	944,918
4.00%, 07/01/2050	755,000	854,633
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	363,236
Tender Option Bond Trust Receipts/Certificates
0.29%, 05/30/2022(1)(3)	3,220,000	3,220,000

Total South Carolina		104,049,901

South Dakota – 0.23%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	797,116
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355,000	409,249
5.00%, 09/01/2025	880,000	1,044,020
5.00%, 09/01/2026	2,000,000	2,437,138
5.00%, 11/01/2029	800,000	937,865
5.00%, 11/01/2030	1,000,000	1,167,952
5.00%, 07/01/2033(1)	2,630,000	2,944,772
5.00%, 11/01/2042	145,000	153,242
5.00%, 11/01/2045	1,500,000	1,732,393
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,230,000	1,347,405
4.00%, 11/01/2047	5,740,000	6,216,112
Tender Option Bond Trust Receipts/Certificates
0.19%, 09/01/2050(1)(3)	1,480,000	1,480,000

Total South Dakota		20,667,264

Tennessee – 1.01%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	970,695
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,009,093
5.00%, 10/01/2022	325,000	339,917
5.00%, 10/01/2030	500,000	546,317
5.00%, 10/01/2032	1,215,000	1,319,000
5.00%, 10/01/2035	2,260,000	2,441,598
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,024,860
5.00%, 07/01/2035	1,275,000	1,534,920
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,098,813
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,984,908
5.00%, 04/01/2024	1,000,000	1,127,272
5.00%, 04/01/2027	1,740,000	2,126,030
Memphis-Shelby County Airport Authority
5.00%, 07/01/2022	1,000,000	1,057,685
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	197,945
5.50%, 07/01/2037	600,000	596,092
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100,000	1,308,883
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,149,643
5.13%, 06/01/2036(3)	3,290,000	3,718,985
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,477,113
Tender Option Bond Trust Receipts/Certificates
0.35%, 12/01/2060(1)(3)	2,100,000	2,100,000
Tennergy Corp.
5.00%, 02/01/2050(1)	11,590,000	13,286,332

Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	7,135,000	7,622,349
4.00%, 11/01/2049(1)	7,070,000	8,021,018
5.00%, 02/01/2027	2,725,000	3,267,433
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	30,041,348

Total Tennessee		91,368,249

Texas – 8.63%
Alamito Public Facility Corp.
1.51%, 05/01/2037(1)	5,000,000	5,030,521
1.95%, 04/01/2036(1)	7,000,000	7,000,000
2.50%, 11/01/2021(1)	15,000,000	15,024,267
Alamo Community College District
4.00%, 02/15/2022	665,000	687,199
4.00%, 02/15/2023	1,000,000	1,069,584
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	495,071
5.00%, 08/01/2028	310,000	387,049
5.00%, 08/01/2031	300,000	369,340
5.00%, 08/01/2031	580,000	714,058
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	255,277
5.00%, 01/01/2025	150,000	155,258
5.00%, 01/01/2028	445,000	504,774
5.00%, 01/01/2029	425,000	478,166
5.00%, 01/01/2030	720,000	723,809
5.00%, 01/01/2032	1,700,000	1,880,144
5.00%, 01/01/2034	730,000	720,643
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,549,796
5.00%, 10/01/2025	1,780,000	2,032,454
5.00%, 10/01/2026	1,400,000	1,628,850
5.00%, 10/01/2028	1,925,000	2,256,496
5.00%, 10/01/2030	2,175,000	2,511,728
5.00%, 10/01/2033	2,000,000	2,281,818
5.00%, 10/01/2034	2,000,000	2,276,353
5.00%, 10/01/2036	1,000,000	1,133,253
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,093,869
5.00%, 05/01/2024	1,000,000	1,134,636
5.00%, 05/01/2025	1,000,000	1,171,697
Birdville Independent School District
5.00%, 02/15/2026	725,000	877,174
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290,000	300,871
5.25%, 12/01/2035	525,000	572,035
Board of Regents of the University of Texas System
2.50%, 08/15/2036(1)	2,630,000	2,642,559
4.00%, 08/15/2036	10,785,000	11,878,809
5.00%, 08/15/2021	505,000	513,950
Brenham Independent School District
0.00%, 02/15/2026	300,000	259,821
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,037,807
4.00%, 01/01/2033	965,000	1,147,688
4.00%, 01/01/2033	1,000,000	1,168,931
4.00%, 01/01/2036	500,000	582,498
4.00%, 01/01/2037	620,000	720,237
5.00%, 01/01/2022	500,000	516,646
5.00%, 01/01/2024	175,000	195,384
5.00%, 01/01/2025	225,000	259,199
5.00%, 01/01/2025	11,045,000	12,521,338
5.00%, 01/01/2028	300,000	352,295
5.00%, 01/01/2029	750,000	946,349
5.00%, 01/01/2031	500,000	641,097
5.00%, 01/01/2031	600,000	769,316
5.00%, 01/01/2032	500,000	638,268
5.00%, 01/01/2034	1,475,000	1,683,774
5.00%, 01/01/2035	600,000	771,332
5.00%, 01/01/2036	600,000	767,435
5.00%, 01/01/2037	1,055,000	1,345,302
5.00%, 01/01/2038	400,000	508,399

5.00%, 01/01/2039	500,000	633,511
5.00%, 01/01/2040	2,250,000	2,569,154
5.00%, 01/01/2046	500,000	620,973
5.00%, 01/01/2046	1,600,000	1,816,927
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,786,352
5.00%, 08/15/2042	1,400,000	1,551,399
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,250,000	1,413,304
5.00%, 02/15/2045	250,000	250,720
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,388,255
5.00%, 11/15/2028	1,000,000	1,146,816
5.00%, 11/15/2044	255,000	289,900
City of Dallas TX
5.00%, 02/15/2023	1,225,000	1,275,235
5.00%, 02/15/2024	1,055,000	1,195,029
5.00%, 02/15/2027	8,125,000	10,059,165
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	630,937
5.00%, 10/01/2031	800,000	978,446
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,675,719
City of Fort Worth TX
5.00%, 03/01/2023	1,125,000	1,227,651
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	864,417
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,155,606
5.00%, 03/01/2025	750,000	880,549
5.00%, 03/01/2029	1,000,000	1,232,816
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	2,000,000	2,097,015
5.00%, 07/01/2027	1,625,000	1,904,327
5.00%, 07/01/2027	3,000,000	3,732,578
5.00%, 07/15/2027	2,325,000	2,726,321
5.00%, 07/01/2029	1,000,000	1,240,000
5.00%, 07/01/2031	1,750,000	2,140,590
5.00%, 07/01/2032	1,750,000	2,133,087
5.00%, 07/15/2035	800,000	880,457
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000,000	4,590,252
5.00%, 11/15/2022	200,000	215,535
5.00%, 11/15/2023	225,000	252,654
5.00%, 05/15/2028	410,000	465,676
5.00%, 11/15/2033	400,000	489,309
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,413,055
City of Mission TX
5.00%, 02/15/2027	230,000	281,295
5.00%, 02/15/2027	335,000	409,713
5.00%, 02/15/2028	250,000	312,563
5.00%, 02/15/2029	125,000	159,248
City of Pearland TX
5.00%, 03/01/2024	650,000	737,708
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,470,636
5.00%, 07/01/2028	1,750,000	2,187,674
5.00%, 07/01/2030	1,000,000	1,253,514
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440,000	22,428,423
1.75%, 02/01/2049(1)	4,000,000	4,128,609
2.00%, 02/01/2033(1)	1,115,000	1,117,961
5.00%, 02/01/2030	1,000,000	1,247,794
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,931,077
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	4,750,000	5,461,324
Coppell Independent School District
4.00%, 08/15/2034	2,310,000	2,703,511
4.00%, 08/15/2036	2,580,000	2,995,111
5.00%, 08/15/2033	2,985,000	3,796,933

County of Comal TX
4.00%, 02/01/2023	1,000,000	1,067,943
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,846,724
5.00%, 02/15/2031	1,280,000	1,532,356
County of Harris TX
5.00%, 10/01/2027	5,000,000	6,332,118
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(1)	390,000	395,777
1.25%, 02/15/2036(1)	1,190,000	1,207,628
2.13%, 02/15/2040(1)	10,000,000	10,072,548
5.00%, 02/15/2025	1,000,000	1,132,116
5.00%, 02/15/2025	1,205,000	1,416,213
5.00%, 02/15/2027	470,000	566,146
Dallas Area Rapid Transit
5.00%, 12/01/2024	550,000	641,330
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,264,698
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930,000	2,316,918
4.00%, 11/01/2035	3,870,000	4,630,448
5.00%, 11/01/2031	2,310,000	3,033,834
5.00%, 11/01/2032	1,600,000	1,763,080
5.00%, 11/01/2037	10,100,000	10,377,693
5.00%, 11/01/2038	3,110,000	3,195,508
5.00%, 11/01/2042	8,710,000	8,949,476
5.00%, 11/01/2044	300,000	320,458
Dallas Independent School District
4.00%, 02/15/2023	1,250,000	1,338,920
4.00%, 02/15/2025	1,655,000	1,880,404
4.00%, 02/15/2026	1,000,000	1,165,206
5.00%, 02/15/2036(1)	85,000	88,554
5.00%, 02/15/2036	1,045,000	1,088,690
5.00%, 02/15/2036(1)	2,175,000	2,265,933
5.00%, 02/15/2036(1)	2,180,000	2,270,754
Denton Independent School District
0.00%, 08/15/2025	500,000	486,209
2.00%, 08/01/2044(1)	1,275,000	1,340,130
Deutsche Bank Spears/Lifers Trust
0.12%, 10/01/2021(1)(3)	3,300,000	3,300,000
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,355,364
5.00%, 08/15/2029	50,000	53,471
Fort Bend Independent School District
0.88%, 08/01/2050(1)	3,540,000	3,543,966
1.50%, 08/01/2042(1)	940,000	944,147
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	468,934
5.00%, 02/15/2026	1,365,000	1,655,157
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,700,688
5.00%, 10/01/2031	2,630,000	3,291,517
5.00%, 10/01/2033	1,205,000	1,503,392
5.00%, 10/01/2034	1,500,000	1,867,728
5.00%, 10/01/2052(1)	9,610,000	10,583,364
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	667,871
5.00%, 07/01/2042	25,000	26,449
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250,000	2,302,715
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,575,428
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630,000	1,630,762
5.00%, 06/01/2021	1,100,000	1,108,328
5.00%, 01/01/2043	180,000	185,337
5.00%, 07/01/2049(1)	1,390,000	1,495,234
5.00%, 07/01/2049(1)	1,480,000	1,714,585
5.00%, 07/01/2049(1)	5,000,000	6,133,065
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	2,985,461
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	500,000	498,583

Houston Independent School District
2.25%, 06/01/2039(1)	5,000,000	5,120,591
2.40%, 06/01/2030(1)	7,000,000	7,024,701
4.00%, 06/01/2029(1)	1,200,000	1,296,821
4.00%, 06/01/2039(1)	4,415,000	4,746,395
5.00%, 02/15/2030	1,000,000	1,196,626
Irving Hospital Authority
5.00%, 10/15/2035	625,000	721,511
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,330,096
5.00%, 11/01/2035	1,000,000	1,181,122
5.25%, 11/01/2040	3,015,000	3,075,202
Lower Colorado River Authority
5.00%, 05/15/2021	800,000	804,362
5.00%, 05/15/2022	565,000	595,670
5.00%, 05/15/2022	1,025,000	1,080,641
5.00%, 05/15/2025	1,190,000	1,398,150
5.00%, 05/15/2026	1,000,000	1,210,591
5.00%, 05/15/2036	1,425,000	1,790,196
5.00%, 05/15/2038	3,480,000	4,414,628
5.00%, 05/15/2039	5,750,000	7,273,181
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,115,438
Mission Economic Development Corp.
0.20%, 07/01/2040(1)	20,000,000	19,993,158
4.63%, 10/01/2031(3)	3,955,000	4,203,116
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	56,697
5.00%, 09/15/2033	270,000	305,485
5.00%, 09/15/2034	55,000	62,044
5.00%, 09/15/2035	1,145,000	1,289,622
5.00%, 09/15/2036	75,000	84,209
5.00%, 09/15/2037	1,245,000	1,395,406
5.00%, 09/15/2038	125,000	139,881
5.00%, 09/15/2043	380,000	422,565
5.00%, 09/15/2048	1,070,000	1,185,421
Needville Independent School District
5.00%, 08/15/2025	1,175,000	1,397,074
New Hope Cultural Education Facilities Finance Corp.
4.00%, 07/01/2036	400,000	371,402
5.00%, 08/15/2024	730,000	837,636
5.00%, 08/15/2026	200,000	243,776
5.00%, 08/15/2027	375,000	468,673
5.00%, 04/01/2029	1,000,000	1,052,959
5.00%, 08/15/2030	3,500,000	4,297,867
5.00%, 04/01/2031	335,000	348,017
5.00%, 10/01/2031	160,000	170,479
5.00%, 11/01/2031	1,750,000	1,968,546
5.00%, 04/01/2034	475,000	462,608
5.00%, 10/01/2034	185,000	194,182
5.00%, 07/01/2035	2,100,000	1,816,500
5.00%, 04/01/2036	820,000	849,993
5.00%, 04/01/2037	1,310,000	1,388,451
5.00%, 10/01/2039	250,000	259,158
5.00%, 07/01/2040	4,000,000	4,296,591
5.00%, 11/01/2040	1,100,000	1,207,160
5.00%, 07/01/2047	1,075,000	924,500
5.00%, 04/01/2048	1,250,000	1,292,252
5.00%, 07/01/2058	275,000	316,550
5.25%, 10/01/2049	575,000	595,869
5.50%, 11/15/2052	250,000	213,373
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	586,776
North East Independent School District
1.42%, 08/01/2040(1)	440,000	441,828
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2027	1,025,000	1,286,763
5.00%, 06/01/2028	1,050,000	1,320,165
5.00%, 06/01/2029	600,000	751,487
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	254,012
5.00%, 01/01/2025	860,000	997,610
5.00%, 01/01/2030	75,000	88,653
5.00%, 01/01/2030	6,250,000	6,987,048

5.00%, 01/01/2031	105,000	123,662
5.00%, 01/01/2031	500,000	588,867
5.00%, 01/01/2031	1,100,000	1,364,451
5.00%, 01/01/2031	1,900,000	2,120,207
5.00%, 01/01/2032	1,100,000	1,359,626
5.00%, 01/01/2033	500,000	598,819
5.00%, 01/01/2033	1,250,000	1,538,108
5.00%, 01/01/2033	3,150,000	3,614,978
5.00%, 01/01/2034	1,400,000	1,717,197
5.00%, 01/01/2035	1,500,000	1,835,829
5.00%, 01/01/2036	550,000	640,794
5.00%, 01/01/2039	170,000	196,977
5.00%, 01/01/2040	2,000,000	2,141,078
5.50%, 09/01/2041	5,840,000	5,966,859
Northside Independent School District
0.70%, 06/01/2050(1)	24,595,000	24,612,637
1.60%, 08/01/2049(1)	15,030,000	15,544,209
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,561,511
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,431,418
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	282,679
Pflugerville Independent School District
2.50%, 02/15/2039(1)	1,340,000	1,406,355
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,042,076
Port Beaumont Navigation District
4.00%, 01/01/2050(3)	1,035,000	1,060,979
Port of Port Arthur Navigation District
0.08%, 04/01/2040(1)	26,590,000	26,590,000
0.08%, 04/01/2040(1)	32,635,000	32,635,000
0.10%, 04/01/2040(1)	700,000	700,000
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	987,507
San Antonio Water System
2.00%, 05/01/2044(1)	900,000	923,262
5.00%, 05/15/2032	3,000,000	3,289,192
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400,000	458,013
4.00%, 09/01/2032	400,000	455,239
4.00%, 09/01/2033	425,000	480,046
4.00%, 09/01/2034	355,000	399,565
4.00%, 09/01/2035	225,000	252,477
4.00%, 09/01/2036	700,000	783,145
5.00%, 09/01/2028	350,000	424,291
5.00%, 09/01/2029	345,000	422,896
5.00%, 09/01/2030	300,000	371,516
State of Texas
1.85%, 08/01/2029(1)	515,000	515,392
4.00%, 10/01/2032	1,200,000	1,318,412
5.00%, 08/01/2025	2,035,000	2,260,396
5.00%, 08/01/2026	1,000,000	1,151,329
5.00%, 04/01/2027	5,000,000	6,070,687
5.00%, 04/01/2039	10,000,000	11,403,887
5.50%, 08/01/2026	1,000,000	1,244,782
5.50%, 08/01/2032	1,000,000	1,241,832
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	319,748
5.00%, 07/01/2026	1,775,000	2,145,216
5.00%, 11/15/2035	1,015,000	950,863
5.00%, 11/15/2035	1,750,000	1,905,919
5.00%, 11/15/2037	4,400,000	5,211,466
5.00%, 11/15/2040	1,650,000	1,880,388
5.00%, 11/15/2040	1,800,000	1,944,231
5.00%, 11/15/2045	1,175,000	1,022,086
5.00%, 11/15/2046	1,615,000	1,828,656
5.75%, 12/01/2054	530,708	563,316
Tender Option Bond Trust Receipts/Certificates
0.20%, 01/01/2040(1)(3)	800,000	800,000
0.35%, 04/01/2059(1)(3)	3,300,000	3,300,000
0.35%, 11/01/2060(1)(3)	3,400,000	3,400,000
0.35%, 01/01/2061(1)(3)	1,000,000	1,000,000
0.35%, 01/01/2061(1)(3)	2,550,000	2,550,000

Texas A&M University
3.00%, 05/15/2028	2,300,000	2,533,043
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,645,368	1,724,289
3.50%, 03/01/2051	6,745,000	7,584,468
4.00%, 03/01/2050	1,700,000	1,930,192
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	487,140
5.25%, 12/15/2025	3,000,000	3,602,409
6.25%, 12/15/2026	6,600,000	7,754,441
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2022	1,000,000	1,077,959
5.00%, 12/15/2023	1,250,000	1,400,237
5.00%, 12/15/2028	7,000,000	8,814,309
5.00%, 12/15/2029	5,050,000	6,430,690
5.00%, 12/15/2030	10,850,000	13,977,606
5.00%, 12/15/2031	1,025,000	1,339,929
5.00%, 12/15/2032	6,150,000	8,132,465
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	922,997
5.00%, 09/01/2034	945,000	948,079
5.00%, 09/01/2035	1,200,000	1,203,918
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500,000	2,929,978
4.00%, 12/31/2033	2,040,000	2,376,306
4.00%, 06/30/2036	1,175,000	1,355,903
5.00%, 12/31/2050	5,410,000	6,044,944
5.00%, 12/31/2055	2,755,000	3,073,084
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,919,951
Texas State University System
5.00%, 03/15/2026	800,000	969,118
5.00%, 03/15/2029	610,000	753,513
5.00%, 03/15/2032	1,325,000	1,614,868
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	694,048
0.00%, 08/01/2037	725,000	402,342
0.00%, 08/01/2038	800,000	419,974
0.00%, 08/01/2039	710,000	352,902
0.00%, 08/01/2040	1,500,000	703,822
5.00%, 08/01/2057	2,930,000	3,366,784
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,618,345
Texas Water Development Board
5.00%, 04/15/2028	1,500,000	1,923,476
5.00%, 10/15/2028	2,370,000	3,072,019
5.00%, 04/15/2029	2,000,000	2,614,885
5.00%, 10/15/2029	4,100,000	5,411,560
5.00%, 04/15/2030	2,000,000	2,659,404
5.00%, 10/15/2030	3,060,000	4,110,011
University of Houston
5.00%, 02/15/2030	860,000	1,024,734
Uptown Development Authority
5.00%, 09/01/2033	715,000	821,618
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	570,587
4.00%, 12/01/2031	560,000	611,119
4.00%, 12/01/2032	580,000	630,997
4.00%, 12/01/2033	605,000	656,396

Total Texas		780,029,227

Utah – 0.33%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,174,672
5.00%, 07/01/2026	1,700,000	2,050,703
5.00%, 07/01/2026	3,000,000	3,618,888
5.00%, 07/01/2030	1,000,000	1,243,064
5.00%, 07/01/2042	2,500,000	2,946,922
5.25%, 07/01/2048	3,000,000	3,611,075
State of Utah
5.00%, 07/01/2023	1,760,000	1,950,078
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440,000	2,774,788

4.00%, 10/15/2040	2,130,000	2,436,833
4.50%, 06/15/2027(3)	1,000,000	1,064,545
Utah Infrastructure Agency
4.00%, 10/15/2034	1,410,000	1,633,399
4.00%, 10/15/2036	500,000	575,439
4.00%, 10/15/2038	1,335,000	1,524,589
Utah Transit Authority
4.00%, 12/15/2031	2,880,000	3,247,012

Total Utah		29,852,007

Vermont – 0.05%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,159,856
5.00%, 10/15/2029	890,000	1,017,750
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	925,171
5.00%, 06/15/2026	500,000	589,365
5.00%, 06/15/2027	700,000	815,778

Total Vermont		4,507,920

Virgin Islands – 0.04%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,154,977

Total Virgin Islands		3,154,977

Virginia – 1.30%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905,000	1,123,516
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,574,470
5.00%, 07/01/2046	4,535,000	5,209,528
5.00%, 07/01/2051	1,670,000	1,911,554
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,771,053
County of Botetourt VA
4.75%, 07/01/2023	60,000	62,532
6.00%, 07/01/2034	1,500,000	1,681,192
County of Loudoun VA
5.00%, 12/01/2023	825,000	929,403
Deutsche Bank Spears/Lifers Trust
0.12%, 05/15/2030(1)(3)	5,135,000	5,135,000
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290,000	1,376,093
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,233,340
5.00%, 05/15/2044	975,000	1,094,531
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	551,887
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2027	835,000	1,055,073
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,120,000	1,146,991
5.00%, 07/01/2047	2,080,000	2,127,316
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870,000	3,870,502
5.00%, 01/01/2046	240,000	246,314
5.00%, 01/01/2049	500,000	521,444
Salem Economic Development Authority
5.00%, 04/01/2030	710,000	873,785
5.00%, 04/01/2031	400,000	488,175
5.00%, 04/01/2032	700,000	849,466
5.00%, 04/01/2033	350,000	422,640
5.00%, 04/01/2034	925,000	1,111,715
Stafford County Economic Development Authority
4.00%, 06/15/2037	50,000	54,045
5.00%, 06/15/2030	150,000	174,609
5.00%, 06/15/2033	150,000	173,146
5.00%, 06/15/2034	500,000	575,842
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000,000	695,040
Virginia College Building Authority
5.00%, 02/01/2023	700,000	761,621
5.00%, 09/01/2023	1,000,000	1,114,711
5.00%, 02/01/2026	1,000,000	1,211,119
5.00%, 02/01/2030	1,500,000	1,893,363
5.00%, 07/01/2030(3)	500,000	533,751

5.00%, 02/01/2034	1,000,000	1,302,405
5.00%, 07/01/2045(3)	500,000	521,070
5.00%, 07/01/2045(3)	1,000,000	1,042,140
5.25%, 07/01/2035(3)	1,000,000	1,064,274
Virginia Commonwealth Transportation Board
4.00%, 05/15/2028	1,600,000	1,606,948
5.00%, 09/15/2022	1,000,000	1,046,244
5.00%, 09/15/2023	2,500,000	2,789,754
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,100,169
Virginia Public Building Authority
5.00%, 08/01/2022	1,050,000	1,117,675
5.00%, 08/01/2022	1,490,000	1,586,034
5.00%, 08/01/2023	1,425,000	1,583,537
5.00%, 08/01/2024	2,245,000	2,588,762
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,664,724
5.00%, 08/01/2022	3,275,000	3,484,725
Virginia Small Business Financing Authority
5.00%, 01/01/2026	750,000	883,980
5.00%, 01/01/2027	1,000,000	1,210,446
5.00%, 07/01/2034	1,000,000	1,030,188
5.00%, 01/01/2040	3,540,000	3,646,064
5.00%, 01/01/2040	4,135,000	4,258,891
5.00%, 01/01/2044	1,160,000	1,194,405
5.00%, 01/01/2048(1)(3)	500,000	521,917
5.00%, 07/01/2049	5,860,000	6,032,480
5.00%, 12/31/2049	3,105,000	3,605,005
5.00%, 12/31/2052	1,500,000	1,738,707
5.00%, 12/31/2056	4,705,000	5,438,927
5.50%, 01/01/2042	6,590,000	6,889,542
Wise County Industrial Development Authority
0.75%, 10/01/2040(1)	3,000,000	2,988,917
1.20%, 11/01/2040(1)	3,355,000	3,413,723
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	614,831

Total Virginia		117,521,251

Washington – 2.82%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,086,628
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,477,068
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,136,267
Chelan County Public Utility District No 1
4.00%, 07/01/2035	750,000	902,964
City of Kent WA
5.00%, 12/01/2027	695,000	846,723
City of Seattle WA Municipal Light & Power Revenue
0.54% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,016,373
4.00%, 01/01/2032	3,385,000	3,980,752
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	809,920
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	552,402
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	440,248
5.00%, 01/01/2023	375,000	406,160
5.00%, 01/01/2023	750,000	812,321
5.00%, 01/01/2024	395,000	445,500
County of King WA Sewer Revenue
5.00%, 01/01/2047	29,000,000	32,660,754
Deutsche Bank Spears/Lifers Trust
0.12%, 06/01/2021(1)(3)	2,300,000	2,300,000
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	810,912
5.00%, 12/01/2031	925,000	1,170,372
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,248,576
5.00%, 07/01/2028	15,000,000	19,324,527
5.00%, 07/01/2034	6,890,000	9,047,200
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500,000	5,965,947

King County Housing Authority
4.00%, 06/01/2026	450,000	517,833
4.00%, 06/01/2027	620,000	724,020
4.00%, 06/01/2028	1,115,000	1,315,947
4.00%, 06/01/2029	840,000	1,002,075
4.00%, 06/01/2030	400,000	480,153
4.00%, 06/01/2031	650,000	776,011
4.00%, 11/01/2031	1,640,000	1,967,558
4.00%, 06/01/2032	625,000	742,880
4.00%, 11/01/2032	1,705,000	2,037,008
4.00%, 06/01/2033	500,000	588,938
4.00%, 06/01/2034	525,000	613,577
4.00%, 06/01/2035	735,000	853,362
5.00%, 11/01/2027	1,000,000	1,250,769
5.00%, 11/01/2028	1,430,000	1,825,274
5.00%, 11/01/2029	750,000	974,333
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,337,855
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,992,807
5.00%, 12/01/2036	3,205,000	3,980,005
5.00%, 12/01/2037	1,425,000	1,765,009
5.00%, 12/01/2038	865,000	1,068,800
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,270,270
Port of Seattle WA
5.00%, 07/01/2024	595,000	653,758
5.00%, 04/01/2029	5,050,000	6,350,482
5.00%, 04/01/2030	2,000,000	2,252,087
5.00%, 04/01/2034	1,000,000	1,116,965
5.00%, 04/01/2036	3,130,000	3,807,250
5.00%, 01/01/2037	3,500,000	4,216,801
Seattle Housing Authority
0.20%, 06/01/2040(1)	600,000	600,000
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,413,254
State of Washington
5.00%, 09/01/2021	2,670,000	2,722,367
5.00%, 08/01/2027	235,000	287,236
5.00%, 08/01/2027	550,000	652,876
5.00%, 08/01/2028	235,000	286,824
5.00%, 08/01/2030	235,000	285,728
5.00%, 08/01/2030	1,830,000	2,276,537
5.00%, 06/01/2034	660,000	832,700
5.00%, 07/01/2036	1,505,000	1,910,171
Tender Option Bond Trust Receipts/Certificates
0.20%, 03/01/2028(1)(3)	3,000,000	3,000,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100,000	1,400,971
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000,000	1,100,028
5.00%, 06/01/2024	1,000,000	1,099,008
Washington Health Care Facilities Authority
1.10% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,041,321
5.00%, 08/15/2022	1,200,000	1,277,399
5.00%, 08/15/2023	650,000	721,480
5.00%, 10/01/2024	465,000	497,443
5.00%, 07/01/2025	360,000	422,388
5.00%, 08/01/2028	1,005,000	1,264,608
5.00%, 07/01/2029	115,000	140,293
5.00%, 07/01/2030	410,000	496,945
5.00%, 08/01/2030	3,500,000	4,446,687
5.00%, 08/15/2030	1,000,000	1,194,862
5.00%, 08/15/2031	845,000	1,005,946
5.00%, 09/01/2031	185,000	242,965
5.00%, 08/15/2032	480,000	569,637
5.00%, 09/01/2032	180,000	235,358
5.00%, 09/01/2033	225,000	292,929
5.00%, 07/01/2034	105,000	125,577
5.00%, 09/01/2034	450,000	583,823
5.00%, 09/01/2035	365,000	472,131
5.00%, 10/01/2038	11,320,000	12,863,095
5.00%, 07/01/2042	2,415,000	2,854,030

5.00%, 08/01/2049(1)	10,000,000	11,553,729
5.00%, 09/01/2050	500,000	624,956
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000,000	1,122,247
4.00%, 05/01/2050	950,000	1,060,971
5.00%, 05/01/2025	100,000	115,556
5.00%, 05/01/2026	375,000	442,425
5.00%, 05/01/2028	420,000	515,811
5.00%, 05/01/2029	180,000	224,482
5.00%, 10/01/2029	1,855,000	2,140,756
5.00%, 10/01/2033	735,000	832,966
Washington State Housing Finance Commission
0.60% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,076,090
1.55%, 07/01/2022(1)	10,000,000	10,099,860
2.38%, 01/01/2026(3)	600,000	595,595
3.70%, 07/01/2030	5,000,000	5,649,356
4.00%, 07/01/2026(3)	1,055,000	1,088,634
5.00%, 01/01/2024(3)	180,000	192,278
5.00%, 01/01/2025(3)	375,000	408,671
5.00%, 01/01/2026(3)	300,000	332,743
5.00%, 07/01/2031(3)	1,000,000	1,071,356
5.00%, 07/01/2053(3)	400,000	407,754
5.00%, 01/01/2055(3)	775,000	841,726
Washington State University
5.00%, 04/01/2029	425,000	474,148
5.00%, 04/01/2029	860,000	979,351
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,277,098

Total Washington		254,668,617

West Virginia – 0.12%
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	215,006
5.75%, 06/01/2043(3)	200,000	215,302
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,413,147
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,615,908
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	900,000	947,525
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	769,461
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	736,345
5.00%, 07/01/2024	500,000	573,119
5.00%, 07/01/2032	940,000	1,138,203

Total West Virginia		10,624,016

Wisconsin – 1.37%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	690,315
5.00%, 11/15/2032	500,000	604,933
Public Finance Authority
3.00%, 04/01/2025(3)	425,000	435,767
4.00%, 08/01/2035(7)	6,250,000	6,229,462
4.13%, 05/01/2026(3)	750,000	766,349
5.00%, 06/01/2022	175,000	184,291
5.00%, 06/01/2023	195,000	214,167
5.00%, 06/01/2024	200,000	227,703
5.00%, 06/01/2025	450,000	528,657
5.00%, 12/01/2025	1,000,000	1,161,199
5.00%, 06/01/2026	385,000	465,570
5.00%, 06/01/2027	410,000	508,019
5.00%, 12/01/2027	4,065,000	4,498,496
5.00%, 05/15/2028(3)	200,000	215,737
5.00%, 05/01/2029(3)	2,330,000	2,171,224
5.00%, 06/15/2034	500,000	592,186
5.00%, 07/01/2035	5,000,000	6,248,756
5.00%, 07/01/2036	305,000	380,639
5.00%, 01/01/2037	500,000	624,878
5.00%, 06/15/2037(3)	1,130,000	1,177,278
5.00%, 07/01/2037	825,000	884,286
5.00%, 01/01/2038	350,000	436,106
5.00%, 07/01/2038	375,000	464,848
5.00%, 06/15/2039(3)	410,000	444,021

5.00%, 06/15/2039	500,000	582,317
5.00%, 04/01/2040(3)	400,000	461,939
5.00%, 01/01/2042	600,000	636,511
5.00%, 10/01/2043(3)	170,000	183,094
5.00%, 10/01/2048(3)	1,835,000	1,968,406
5.00%, 06/15/2049(3)	420,000	449,459
5.00%, 06/15/2049(3)	750,000	786,973
5.00%, 06/15/2049	1,100,000	1,258,985
5.00%, 04/01/2050(3)	550,000	624,504
5.00%, 10/01/2053(3)	1,305,000	1,397,064
5.00%, 06/15/2054(3)	455,000	485,800
5.00%, 05/01/2055(3)	3,400,000	2,975,096
5.00%, 07/01/2055(3)	550,000	585,662
5.20%, 06/01/2037	500,000	504,945
5.25%, 05/15/2037(3)	500,000	535,900
5.25%, 05/15/2042(3)	60,000	63,976
5.25%, 10/01/2043	2,105,000	2,427,693
5.25%, 05/15/2047(3)	60,000	63,740
5.25%, 10/01/2048	2,105,000	2,415,164
5.25%, 05/15/2052(3)	115,000	121,988
5.30%, 06/01/2047	500,000	501,040
State of Wisconsin
5.00%, 05/01/2023	2,000,000	2,200,437
5.00%, 05/01/2023	4,000,000	4,395,604
5.00%, 05/01/2024	7,470,000	8,524,922
5.00%, 05/01/2025	520,000	604,238
5.00%, 05/01/2025	1,730,000	2,049,237
5.00%, 05/01/2025	5,335,000	6,286,306
5.00%, 05/01/2030	1,000,000	1,212,627
5.00%, 05/01/2034	2,400,000	2,881,123
Tender Option Bond Trust Receipts/Certificates
0.20%, 06/01/2028(1)(3)	1,800,000	1,800,000
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,196,862
Wisconsin Center District
0.00%, 12/15/2028	1,025,000	902,542
0.00%, 12/15/2030	550,000	454,658
0.00%, 12/15/2030	1,045,000	863,850
0.00%, 12/15/2032	1,400,000	1,071,213
0.00%, 12/15/2033	1,500,000	1,102,463
Wisconsin Health & Educational Facilities Authority
0.70% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,038,295
2.55%, 11/01/2027	390,000	390,217
2.83%, 11/01/2028	605,000	605,898
4.00%, 02/15/2025	270,000	305,205
4.00%, 02/15/2026	510,000	584,053
4.00%, 02/15/2031	460,000	526,793
4.00%, 02/15/2033	550,000	629,861
5.00%, 05/01/2022	550,000	575,034
5.00%, 10/01/2022	330,000	352,256
5.00%, 12/01/2022	560,000	602,461
5.00%, 11/01/2024	155,000	164,991
5.00%, 04/01/2025	2,000,000	2,332,869
5.00%, 04/01/2026	1,000,000	1,207,574
5.00%, 02/15/2027	300,000	356,449
5.00%, 04/01/2027	1,700,000	2,098,206
5.00%, 10/01/2027	580,000	722,884
5.00%, 04/01/2028	900,000	1,136,380
5.00%, 10/01/2028	700,000	884,641
5.00%, 11/01/2029	760,000	833,584
5.00%, 04/01/2030	1,670,000	2,102,459
5.00%, 12/15/2033	1,450,000	1,819,841
5.00%, 09/01/2036	400,000	500,723
5.00%, 09/15/2037	650,000	669,535
5.00%, 09/15/2050	645,000	671,306
5.00%, 08/15/2054(1)	830,000	1,015,024
5.00%, 08/15/2054(1)	1,260,000	1,306,669
Wisconsin Housing & Economic Development Authority
1.55%, 11/01/2038(1)	1,750,000	1,753,710
1.60%, 11/01/2048(1)	6,000,000	6,045,460
3.50%, 09/01/2050	2,385,000	2,644,088

Total Wisconsin		123,607,691

Wyoming – 0.14%
County of Laramie WY
4.00%, 05/01/2026	200,000	231,285
4.00%, 05/01/2031	500,000	607,627
4.00%, 05/01/2033	500,000	600,823
4.00%, 05/01/2035	500,000	596,505
4.00%, 05/01/2038	1,365,000	1,607,442
Wyoming Community Development Authority
3.00%, 06/01/2049	8,000,000	8,728,057

Total Wyoming		12,371,739

Total Municipal Bonds (Cost: $8,231,472,588)		8,545,472,124

	Shares	Value
SHORT-TERM INVESTMENTS – 4.77%
Money Market Funds – 4.15%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(6)	375,522,041	375,522,041

Total Money Market Funds (Cost: $375,522,041)		375,522,041

	Principal Amount	Value
Time Deposits – 0.62%
ANZ, London, 0.01% due 04/01/2021	$6,346,092	6,346,092
BNP Paribas, Paris, 0.01% due 04/01/2021	19,916,051	19,916,051
Brown Brothers Harriman, 0.01% due 04/01/2021	290	290
JP Morgan, New York, 0.01% due 04/01/2021	18,909,551	18,909,551
Royal Bank of Canada, Toronto, 0.01% due 04/01/2021	11,069,680	11,069,680

Total Time Deposits (Cost: $56,241,664)		56,241,664

Total Short-Term Investments (Cost: $431,763,705)		431,763,705

TOTAL INVESTMENTS IN SECURITIES – 99.28% (Cost: $8,663,236,293)		8,977,235,829

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.72%		65,357,948

TOTAL NET ASSETS – 100.00%		$9,042,593,777

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $428,374,102, which represents 4.74% of total net assets.

(4)	Security in default as of March 31, 2021. The value of these securities totals $45,245,063, which represents 0.50% of total net assets.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Security that is restricted at March 31, 2021. The value of the restricted securities totals $15,482,842, which represents 0.17% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

MUNICIPAL BONDS	% of Net Assets
Education	8.00%
General Obligation	16.43%
General Revenue	28.14%
Healthcare	12.32%
Housing	4.57%
Transportation	16.30%
Utilities	8.75%

Total Municipal Bonds	94.51%

SHORT-TERM INVESTMENTS	4.77%

TOTAL INVESTMENTS	99.28%
Other Assets in excess of Liabilities	0.72%

TOTAL NET ASSETS	100%

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(444)	U.S. 10 Year Note Future	Citigroup Global Markets	Jun. 2021	$(59,610,758)	$(58,136,250)	$1,474,508

						$1,474,508

Bridge Builder Large Cap Growth Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.33%
Communication Services – 11.43%
Activision Blizzard, Inc.	25,635	$2,384,055
Alphabet, Inc. - Class A(1)	240,690	496,427,939
Alphabet, Inc. - Class C(1)	160,466	331,944,782
Altice USA, Inc. - Class A(1)	19,038	619,306
Bumble, Inc. - Class A(1)	228,061	14,226,445
Cable One, Inc.	445	813,620
Charter Communications, Inc. - Class A(1)	10,714	6,610,752
Electronic Arts, Inc.	3,268	442,389
Facebook, Inc. - Class A(1)	1,293,305	380,917,122
IAC/InterActiveCorp(1)	6,394	1,383,086
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	880	38,790
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	1,839	81,118
Live Nation Entertainment, Inc.(1)	11,799	998,785
Match Group, Inc.(1)	474,174	65,142,024
Netflix, Inc.(1)	225,314	117,537,301
Nexstar Media Group, Inc. - Class A	2,408	338,155
Pinterest, Inc. - Class A(1)	28,207	2,088,164
Playtika Holding Corp.(1)	3,086	83,970
Roku, Inc. - Class A(1)	9,222	3,004,251
Sirius XM Holdings, Inc.	57,830	352,185
Snap, Inc. - Class A(1)	978,951	51,189,348
Spotify Technology SA(1)	242,665	65,022,087
Take-Two Interactive Software, Inc.(1)	8,986	1,587,826
Tencent Holdings Ltd.	365,472	29,167,427
Walt Disney Co.(1)	1,243,681	229,484,018
World Wrestling Entertainment, Inc. - Class A	4,195	227,621
Zillow Group, Inc. - Class A(1)	578	75,938
Zillow Group, Inc. - Class C(1)	1,362	176,570
Zynga, Inc. - Class A(1)	60,689	619,635

Total Communication Services		1,802,984,709

Consumer Discretionary – 15.70%
Amazon.com, Inc.(1)	196,453	607,841,298
Aptiv Plc(1)	351,753	48,506,739
AutoZone, Inc.(1)	1,156	1,623,371
Best Buy Co., Inc.	3,621	415,727
Booking Holdings, Inc.(1)	3,451	8,040,278
BorgWarner, Inc.	2,619	121,417
Bright Horizons Family Solutions, Inc.(1)	3,576	613,105
Burlington Stores, Inc.(1)	4,900	1,464,120
CarMax, Inc.(1)	1,115	147,916
Carvana Co. - Class A(1)	86,678	22,744,307
Chegg, Inc.(1)	10,994	941,746
Chewy, Inc. - Class A(1)	260,748	22,087,963
Chipotle Mexican Grill, Inc. - Class A(1)	2,353	3,343,189
Dollar General Corp.	472,764	95,791,442
Dollar Tree, Inc.(1)	852,499	97,577,035
Domino’s Pizza, Inc.	3,295	1,211,868
eBay, Inc.	50,741	3,107,379
Etsy, Inc.(1)	9,916	1,999,760
Expedia Group, Inc.(1)	1,384	238,214
Farfetch Ltd. - Class A(1)	553,424	29,342,540
Five Below, Inc.(1)	4,547	867,522
Floor & Decor Holdings, Inc. - Class A(1)	8,088	772,242
Frontdoor, Inc.(1)	1,314	70,627
GrubHub, Inc.(1)	807	48,420
H&R Block, Inc.	10,701	233,282
Home Depot, Inc.	316,139	96,501,430
Las Vegas Sands Corp.(1)	11,777	715,570
Leslie’s, Inc.(1)	1,495	36,613
Lowe’s Companies, Inc.	821,733	156,277,182
Lululemon Athletica, Inc.(1)	190,160	58,323,974
LVMH Moet Hennessy Louis Vuitton SE	106,045	70,832,928
Mattel, Inc.(1)	16,766	333,979
McDonald’s Corp.	674,577	151,199,689
MercadoLibre, Inc.(1)	48,842	71,902,262
NIKE, Inc. - Class B	1,823,262	242,293,287
NVR, Inc.(1)	24	113,062
Ollie’s Bargain Outlet Holdings, Inc.(1)	4,272	371,664
O’Reilly Automotive, Inc.(1)	57,929	29,384,485
Peloton Interactive, Inc. - Class A(1)	5,309	596,944
Petco Health & Wellness Co., Inc. - Class A(1)	2,118	46,935
Planet Fitness, Inc. - Class A(1)	4,160	321,568
Polaris Industries, Inc.	547	73,024
Pool Corp.	3,326	1,148,268

Ross Stores, Inc.	392,085	47,014,912
Starbucks Corp.	821,794	89,797,430
Tempur Sealy International, Inc.	11,522	421,244
Tesla, Inc.(1)	345,427	230,721,056
TJX Companies, Inc.	738,646	48,861,433
Tractor Supply Co.	9,807	1,736,624
Ulta Beauty, Inc.(1)	4,211	1,301,915
Vail Resorts, Inc.(1)	292	85,165
VF Corp.	1,732	138,421
Vroom, Inc.(1)	6,900	269,031
Wayfair, Inc. - Class A(1)	5,425	1,707,519
Wendy’s Co.	15,068	305,278
Williams-Sonoma, Inc.	953	170,778
Wynn Resorts Ltd.(1)	2,210	277,068
Yum China Holdings, Inc.	2,274	134,644
Yum! Brands, Inc.	2,078,044	224,802,800

Total Consumer Discretionary		2,477,369,689

Consumer Staples – 3.17%
Albertsons Companies, Inc. - Class A	4,894	93,328
Altria Group, Inc.	68,592	3,509,167
Beyond Meat, Inc.(1)	3,614	470,254
Boston Beer, Inc. - Class A(1)	740	892,647
Brown-Forman Corp. - Class A	3,295	209,793
Brown-Forman Corp. - Class B	13,161	907,714
Campbell Soup Co.	8,049	404,623
Church & Dwight Co., Inc.	20,786	1,815,657
Clorox Co.	7,551	1,456,437
Coca-Cola Co.	2,413,628	127,222,332
Costco Wholesale Corp.	131,844	46,472,373
Energizer Holdings, Inc.	4,499	213,522
Estee Lauder Companies, Inc. - Class A	219,026	63,703,712
Grocery Outlet Holding Corp.(1)	3,394	125,205
Herbalife Nutrition Ltd.(1)	1,078	47,820
Hershey Co.	9,588	1,516,438
Kellogg Co.	7,299	462,027
Lamb Weston Holdings, Inc.	2,671	206,949
McCormick & Co., Inc.	11,757	1,048,254
Monster Beverage Corp.(1)	31,375	2,857,949
PepsiCo, Inc.	442,391	62,576,207
Pilgrim’s Pride Corp.(1)	749	17,819
Procter & Gamble Co.	906,566	122,776,233
Reynolds Consumer Products, Inc.	1,218	36,272
Sprouts Farmers Market, Inc.(1)	7,601	202,339
Sysco Corp.	778,540	61,302,240

Total Consumer Staples		500,547,311

Energy – 0.80%
Cheniere Energy, Inc.(1)	19,432	1,399,298
ConocoPhillips	2,359,484	124,981,867
Equitrans Midstream Corp.	4,197	34,248

Total Energy		126,415,413

Financials – 7.91%
Alleghany Corp.(1)	60	37,577
American Express Co.	2,150,116	304,112,407
Aon Plc - Class A	19,196	4,417,192
Apollo Global Management, Inc. - Class A	7,098	333,677
Ares Management Corp. - Class A	8,317	466,001
Axis Capital Holdings Ltd.	708	35,096
Bank of America Corp.	5,791,947	224,090,429
Brown & Brown, Inc.	936	42,785
Carlyle Group, Inc.	1,116	41,024
CBOE Global Markets, Inc.	2,121	209,321
Commerce Bancshares, Inc.	706,401	54,117,381
Credit Acceptance Corp.(1)	61	21,974
Erie Indemnity Co. - Class A	1,221	269,731
FactSet Research Systems, Inc.	3,075	948,914
Intercontinental Exchange, Inc.	1,840,793	205,579,762
JPMorgan Chase & Co.	878,765	133,774,396
LendingTree, Inc.(1)	867	184,671
Lincoln National Corp.	2,183	135,935
LPL Financial Holdings, Inc.	567	80,605
MarketAxess Holdings, Inc.	3,090	1,538,573
Marsh & McLennan Companies, Inc.	669,314	81,522,445
Moody’s Corp.	13,765	4,110,367
Morningstar, Inc.	1,523	342,736
MSCI, Inc. - Class A	391,885	164,309,543
PNC Financial Services Group, Inc.	338,119	59,309,454
Primerica, Inc.	1,830	270,511
Progressive Corp.	14,086	1,346,762
RenaissanceRe Holdings Ltd.	1,466	234,926
Rocket Companies, Inc. - Class A	2,684	61,974
S&P Global, Inc.	12,003	4,235,499

SLM Corp.	7,900	141,963
T Rowe Price Group, Inc.	4,937	847,189
Tradeweb Markets, Inc. - Class A	5,890	435,860
Virtu Financial, Inc. - Class A	5,101	158,386

Total Financials		1,247,765,066

Healthcare – 15.57%
10X Genomics, Inc. - Class A(1)	4,788	866,628
Abbott Laboratories	1,803,428	216,122,812
AbbVie, Inc.	139,955	15,145,930
ABIOMED, Inc.(1)	3,704	1,180,576
ACADIA Pharmaceuticals, Inc.(1)	9,172	236,638
Acceleron Pharma, Inc.(1)	3,944	534,846
Adaptive Biotechnologies Corp.(1)	6,500	261,690
Agilent Technologies, Inc.	1,900	241,566
Agios Pharmaceuticals, Inc.(1)	793	40,951
Alexion Pharmaceuticals, Inc.(1)	2,746	419,891
Align Technology, Inc.(1)	6,609	3,578,972
Alnylam Pharmaceuticals, Inc.(1)	9,708	1,370,673
Amedisys, Inc.(1)	2,763	731,615
American Well Corp. - Class A(1)	2,702	46,934
AmerisourceBergen Corp. - Class A	5,786	683,153
Amgen, Inc.	49,234	12,249,912
Anthem, Inc.	5,449	1,955,919
Avantor, Inc.(1)	41,854	1,210,836
Baxter International, Inc.	18,039	1,521,409
Berkeley Lights, Inc.(1)	467	23,457
Biogen, Inc.(1)	3,964	1,108,929
BioMarin Pharmaceutical, Inc.(1)	13,836	1,044,756
Bio-Techne Corp.	3,011	1,149,991
Bluebird Bio, Inc.(1)	2,646	79,777
Boston Scientific Corp.(1)	1,553,188	60,030,716
Bristol-Myers Squibb Co.	69,678	4,398,772
Bruker Corp.	3,509	225,559
Cardinal Health, Inc.	24,836	1,508,787
Centene Corp.(1)	13,981	893,526
Cerner Corp.	25,831	1,856,732
Change Healthcare, Inc.(1)	14,191	313,621
Charles River Laboratories International, Inc.(1)	3,658	1,060,198
Chemed Corp.	1,289	592,708
Cigna Corp.	7,849	1,897,417
Cooper Companies, Inc.	471	180,906
Danaher Corp.	1,297,099	291,951,043
DaVita, Inc.(1)	856	92,251
DexCom, Inc.(1)	7,779	2,795,695
Edwards Lifesciences Corp.(1)	52,277	4,372,448
Eli Lilly & Co.	71,189	13,299,529
Encompass Health Corp.	3,515	287,879
Exact Sciences Corp.(1)	10,936	1,441,146
Exelixis, Inc.(1)	9,536	215,418
Global Blood Therapeutics, Inc.(1)	4,698	191,444
Guardant Health, Inc.(1)	6,878	1,049,927
Haemonetics Corp.(1)	3,913	434,382
HCA Healthcare, Inc.	11,745	2,212,053
Hill-Rom Holdings, Inc.	713	78,772
Hologic, Inc.(1)	15,276	1,136,229
Horizon Therapeutics Plc(1)	15,180	1,397,167
Humana, Inc.	162,359	68,069,011
ICU Medical, Inc.(1)	379	77,862
IDEXX Laboratories, Inc.(1)	7,088	3,468,229
Illumina, Inc.(1)	256,128	98,368,520
Incyte Corp.(1)	15,230	1,237,742
Insulet Corp.(1)	5,566	1,452,281
Intuitive Surgical, Inc.(1)	188,670	139,415,810
Ionis Pharmaceuticals, Inc.(1)	5,292	237,928
Iovance Biotherapeutics, Inc.(1)	11,393	360,702
IQVIA Holdings, Inc.(1)	296,603	57,285,903
Johnson & Johnson	1,555,861	255,705,755
Laboratory Corp. of America Holdings(1)	198,547	50,635,441
Maravai LifeSciences Holdings, Inc. - Class A(1)	684,213	24,385,351
Masimo Corp.(1)	4,197	963,883
McKesson Corp.	10,211	1,991,553
Medtronic Plc	1,645,883	194,428,159
Merck & Co., Inc.	186,610	14,385,765
Mettler-Toledo International, Inc.(1)	1,833	2,118,380
Moderna, Inc.(1)	24,036	3,147,514
Molina Healthcare, Inc.(1)	3,316	775,148
Neurocrine Biosciences, Inc.(1)	7,800	758,550
Novocure Ltd.(1)	8,535	1,128,156
Oak Street Health, Inc.(1)	4,046	219,576
Penumbra, Inc.(1)	2,790	754,918
PerkinElmer, Inc.	1,923	246,702

PPD, Inc.(1)	11,429	432,473
PRA Health Sciences, Inc.(1)	4,624	708,998
Quidel Corp.(1)	3,215	411,295
Reata Pharmaceuticals, Inc. - Class A(1)	1,939	193,318
Regeneron Pharmaceuticals, Inc.(1)	296,672	140,367,390
Repligen Corp.(1)	4,422	859,681
ResMed, Inc.	12,037	2,335,419
Royalty Pharma Plc - Class A	11,553	503,942
Sage Therapeutics, Inc.(1)	346	25,898
Sana Biotechnology, Inc.(1)	1,619	54,188
Sarepta Therapeutics, Inc.(1)	6,525	486,308
Sartorius Stedim Biotech	35,347	14,547,002
Seagen, Inc.(1)	10,662	1,480,525
Sotera Health Co.(1)	2,346	58,556
STERIS Plc	364	69,335
Stryker Corp.	9,495	2,312,792
Syneos Health, Inc. - Class A(1)	612	46,420
Tandem Diabetes Care, Inc.(1)	4,622	407,892
Teladoc Health, Inc.(1)	8,464	1,538,332
Teleflex, Inc.	2,470	1,026,186
Thermo Fisher Scientific, Inc.	544,790	248,631,260
UnitedHealth Group, Inc.	994,840	370,150,119
Varian Medical Systems, Inc.(1)	1,045	184,474
Veeva Systems, Inc. - Class A(1)	11,449	2,990,937
Vertex Pharmaceuticals, Inc.(1)	21,965	4,720,059
Waters Corp.(1)	414	117,646
West Pharmaceutical Services, Inc.	6,149	1,732,665
Zai Lab Ltd. - ADR(1)	105,397	14,063,122
Zoetis, Inc. - Class A	440,976	69,444,901

Total Healthcare		2,457,242,158

Industrials – 6.51%
3M Co.	31,344	6,039,362
Allegion Plc	5,107	641,541
Allison Transmission Holdings, Inc.	6,671	272,377
Armstrong World Industries, Inc.	1,611	145,135
Array Technologies, Inc.(1)	828	24,691
Axon Enterprise, Inc.(1)	5,391	767,786
AZEK Co., Inc. - Class A(1)	976	41,041
Booz Allen Hamilton Holding Corp. - Class A	11,307	910,553
BWX Technologies, Inc.	4,939	325,678
CACI International, Inc. - Class A(1)	365	90,031
Carrier Global Corp.	26,596	1,122,883
Caterpillar, Inc.	222,691	51,635,362
CH Robinson Worldwide, Inc.	1,902	181,508
Cintas Corp.	6,613	2,257,083
Copart, Inc.(1)	17,275	1,876,238
CoreLogic, Inc.	223	17,673
CoStar Group, Inc.(1)	3,301	2,713,059
Donaldson Co., Inc.	1,195	69,501
Dun & Bradstreet Holdings, Inc.(1)	5,759	137,122
Equifax, Inc.	7,700	1,394,701
Expeditors International of Washington, Inc.	8,800	947,672
Fastenal Co.	39,339	1,977,965
FedEx Corp.	220,798	62,715,464
Generac Holdings, Inc.(1)	4,697	1,538,033
Graco, Inc.	6,791	486,371
HEICO Corp.	3,170	398,786
HEICO Corp. - Class A	4,937	560,843
Honeywell International, Inc.	888,907	192,955,042
Huntington Ingalls Industries, Inc.	344	70,812
IAA, Inc.(1)	2,920	161,009
IHS Markit Ltd.	1,710,802	165,571,418
Illinois Tool Works, Inc.	11,650	2,580,708
JB Hunt Transport Services, Inc.	1,824	306,560
Landstar System, Inc.	2,669	440,545
Leidos Holdings, Inc.	1,193	114,862
Lincoln Electric Holdings, Inc.	1,949	239,610
Lockheed Martin Corp.	20,912	7,726,984
Mercury Systems, Inc.(1)	3,679	259,921
MSA Safety, Inc.	738	110,715
Nordson Corp.	3,999	794,521
Norfolk Southern Corp.	385,942	103,633,146
Northrop Grumman Corp.	12,166	3,937,404
Old Dominion Freight Line, Inc.	7,113	1,710,036
Quanta Services, Inc.	2,336	205,521
Rockwell Automation, Inc.	4,766	1,265,087
Rollins, Inc.	16,461	566,588
Roper Technologies, Inc.	1,233	497,318
Safran SA(1)	250,207	34,035,037
Science Applications International Corp.	684	57,176
Toro Co.	8,312	857,300

TransDigm Group, Inc.(1)	999	587,332
TransUnion	14,496	1,304,640
Trex Co., Inc.(1)	9,665	884,734
Uber Technologies, Inc.(1)	1,345,901	73,365,063
Union Pacific Corp.	898,477	198,033,316
United Parcel Service, Inc. - Class B	39,916	6,785,321
Verisk Analytics, Inc. - Class A	13,372	2,362,699
Vertiv Holdings Co. - Class A	18,211	364,220
Virgin Galactic Holdings, Inc.(1)	4,731	144,911
Waste Management, Inc.	654,715	84,471,329
WW Grainger, Inc.	2,743	1,099,751
XPO Logistics, Inc.(1)	415	51,169

Total Industrials		1,026,840,264

Information Technology – 32.62%
2U, Inc.(1)	1,583	60,518
Accenture Plc - Class A	275,907	76,219,309
Adobe, Inc.(1)	282,610	134,344,316
Advanced Micro Devices, Inc.(1)	94,105	7,387,242
Adyen NV(1)(2)	37,903	84,576,958
Affirm Holdings, Inc. - Class A(1)	362,447	25,632,252
Afterpay Ltd.(1)	185,743	14,507,286
Akamai Technologies, Inc.(1)	11,035	1,124,467
Allegro MicroSystems, Inc.(1)	1,023	25,933
Alteryx, Inc. - Class A(1)	4,661	386,677
Amphenol Corp. - Class A	1,046,488	69,036,813
Analog Devices, Inc.	705,465	109,403,512
Anaplan, Inc.(1)	11,420	614,967
ANSYS, Inc.(1)	7,203	2,445,851
Apple, Inc.	3,866,021	472,234,465
Applied Materials, Inc.	464,181	62,014,582
Arista Networks, Inc.(1)	4,042	1,220,239
Aspen Technology, Inc.(1)	5,203	750,949
Atlassian Corp. Plc - Class A(1)	166,463	35,083,742
Autodesk, Inc.(1)	724,971	200,925,713
Automatic Data Processing, Inc.	31,229	5,885,730
Avalara, Inc.(1)	7,030	938,013
BigCommerce Holdings, Inc.(1)	3,044	175,943
Bill.com Holdings, Inc.(1)	6,062	882,021
Black Knight, Inc.(1)	12,547	928,353
Broadcom, Inc.	31,643	14,671,593
Broadridge Financial Solutions, Inc.	9,645	1,476,650
C3.ai, Inc. - Class A(1)	1,089	71,776
Cadence Design Systems, Inc.(1)	23,342	3,197,621
CDK Global, Inc.	1,413	76,387
CDW Corp.	207,929	34,464,232
Ceridian HCM Holding, Inc.(1)	6,689	563,682
Cisco Systems, Inc.	2,223,423	114,973,203
Citrix Systems, Inc.	2,852	400,307
Cloudflare, Inc. - Class A(1)	9,810	689,251
Cognex Corp.	14,042	1,165,346
Cognizant Technology Solutions Corp. - Class A	3,159	246,781
Coherent, Inc.(1)	1,692	427,890
CommScope Holding Co., Inc.(1)	2,337	35,896
Coupa Software, Inc.(1)	5,787	1,472,676
Crowdstrike Holdings, Inc. - Class A(1)	234,455	42,790,382
Datadog, Inc. - Class A(1)	12,685	1,057,168
Datto Holding Corp.(1)	1,131	25,911
Dell Technologies, Inc. - Class C(1)	1,288	113,537
DocuSign, Inc. - Class A(1)	15,302	3,097,890
Dolby Laboratories, Inc. - Class A	586	57,850
Dropbox, Inc. - Class A(1)	21,014	560,233
Duck Creek Technologies, Inc.(1)	5,076	229,131
Dynatrace, Inc.(1)	15,767	760,600
Elastic NV(1)	5,604	623,165
Enphase Energy, Inc.(1)	8,881	1,440,143
Entegris, Inc.	10,617	1,186,981
EPAM Systems, Inc.(1)	4,493	1,782,328
Everbridge, Inc.(1)	2,863	346,938
Fair Isaac Corp.(1)	2,360	1,147,078
Fastly, Inc. - Class A(1)	6,431	432,678
Fidelity National Information Services, Inc.	359,172	50,503,175
FireEye, Inc.(1)	4,526	88,574
Fiserv, Inc.(1)	14,217	1,692,392
Five9, Inc.(1)	5,283	825,891
FleetCor Technologies, Inc.(1)	749,395	201,309,979
Fortinet, Inc.(1)	11,170	2,059,971
Gartner, Inc.(1)	7,265	1,326,226
Genpact Ltd.	5,566	238,336
Globant SA(1)	3,181	660,407
GoDaddy, Inc. - Class A(1)	14,059	1,091,260
Guidewire Software, Inc.(1)	1,442	146,550

HubSpot, Inc.(1)	3,480	1,580,651
Inphi Corp.(1)	3,946	704,006
Intuit, Inc.	374,041	143,280,145
IPG Photonics Corp.(1)	119	25,102
Jabil, Inc.	2,260	117,882
Jack Henry & Associates, Inc.	4,947	750,559
Jamf Holding Corp.(1)	891	31,470
JFrog Ltd.(1)	952	42,240
Keysight Technologies, Inc.(1)	5,316	762,314
KLA Corp.	13,144	4,342,778
Lam Research Corp.	12,064	7,180,975
Lumentum Holdings, Inc.(1)	731	66,777
Manhattan Associates, Inc.(1)	4,762	558,964
Mastercard, Inc. - Class A	211,486	75,299,590
Maxim Integrated Products, Inc.	7,511	686,280
McAfee Corp. - Class A	1,566	35,611
Medallia, Inc.(1)	7,484	208,729
Microchip Technology, Inc.	15,863	2,462,255
Microsoft Corp.	4,248,130	1,001,581,610
MKS Instruments, Inc.	3,485	646,189
MongoDB, Inc. - Class A(1)	4,337	1,159,844
Monolithic Power Systems, Inc.	3,727	1,316,414
Motorola Solutions, Inc.	1,328	249,730
nCino, Inc.(1)	3,226	215,239
NetApp, Inc.	10,276	746,757
New Relic, Inc.(1)	4,602	282,931
NortonLifeLock, Inc.	46,113	980,362
Nutanix, Inc. - Class A(1)	16,286	432,556
NVIDIA Corp.	218,671	116,755,007
Okta, Inc. - Class A(1)	47,047	10,370,570
Oracle Corp.	137,096	9,620,026
PagerDuty, Inc.(1)	5,673	228,225
Palo Alto Networks, Inc.(1)	91,885	29,592,483
Paychex, Inc.	21,612	2,118,408
Paycom Software, Inc.(1)	4,150	1,535,749
Paylocity Holding Corp.(1)	3,271	588,224
PayPal Holdings, Inc.(1)	1,246,749	302,760,527
Pegasystems, Inc.	3,056	349,423
Pluralsight, Inc. - Class A(1)	10,320	230,549
Proofpoint, Inc.(1)	4,775	600,647
PTC, Inc.(1)	8,806	1,212,146
Pure Storage, Inc. - Class A(1)	11,460	246,848
QUALCOMM, Inc.	95,117	12,611,563
RealPage, Inc.(1)	6,279	547,529
RingCentral, Inc. - Class A(1)	6,651	1,981,200
Salesforce.com, Inc.(1)	1,525,656	323,240,737
ServiceNow, Inc.(1)	75,561	37,788,812
Shopify, Inc. - Class A(1)	115,316	127,597,154
Slack Technologies, Inc. - Class A(1)	41,814	1,698,903
Smartsheet, Inc. - Class A(1)	9,299	594,392
Snowflake, Inc. - Class A(1)	79,678	18,268,572
SolarEdge Technologies, Inc.(1)	4,116	1,183,103
Splunk, Inc.(1)	13,480	1,826,270
Square, Inc. - Class A(1)	250,909	56,968,888
SS&C Technologies Holdings, Inc.	3,613	252,440
StoneCo Ltd. - Class A(1)	16,971	1,038,965
Switch, Inc. - Class A	6,316	102,698
Synopsys, Inc.(1)	11,876	2,942,635
Teradata Corp.(1)	7,242	279,107
Teradyne, Inc.	13,919	1,693,664
Texas Instruments, Inc.	613,578	115,960,106
Trade Desk, Inc. - Class A(1)	52,637	34,301,427
Twilio, Inc. - Class A(1)	120,737	41,142,340
Tyler Technologies, Inc.(1)	3,344	1,419,628
Ubiquiti, Inc.	582	173,611
Unity Software, Inc.(1)	2,056	206,237
Universal Display Corp.	3,612	855,213
VeriSign, Inc.(1)	5,023	998,371
Visa, Inc. - Class A	2,579,133	546,079,830
VMware, Inc. - Class A(1)	6,914	1,040,211
Western Union Co.	7,233	178,366
WEX, Inc.(1)	340	71,135
Workday, Inc. - Class A(1)	1,108,372	275,352,856
Xilinx, Inc.	20,837	2,581,704
Zebra Technologies Corp. - Class A(1)	4,014	1,947,513
Zendesk, Inc.(1)	9,854	1,306,837
Zoom Video Communications, Inc. - Class A(1)	44,422	14,272,344
Zscaler, Inc.(1)	6,102	1,047,530

Total Information Technology		5,147,842,599

Materials – 2.66%
Air Products & Chemicals, Inc.	2,424	681,968
Amcor Plc	19,407	226,674
Avery Dennison Corp.	322,850	59,291,402
Ball Corp.	2,298,631	194,785,991
Berry Global Group, Inc.(1)	3,603	221,224
Crown Holdings, Inc.	1,220	118,389
Ecolab, Inc.	4,156	889,675
FMC Corp.	2,023	223,764
Graphic Packaging Holding Co.	5,537	100,552
Linde Plc	557,432	156,159,000
NewMarket Corp.	499	189,700
Royal Gold, Inc.	4,063	437,260
RPM International, Inc.	8,938	820,955
Scotts Miracle-Gro Co.	3,081	754,753
Sherwin-Williams Co.	6,977	5,149,096
WR Grace & Co.	1,838	110,023

Total Materials		420,160,426

Real Estate – 1.96%
American Tower Corp.	37,278	8,911,679
Americold Realty Trust	1,812	69,707
Brookfield Property REIT, Inc. - Class A	846	15,186
CoreSite Realty Corp.	2,266	271,580
Crown Castle International Corp.	32,864	5,656,880
Equinix, Inc.	273,194	185,659,910
Equity LifeStyle Properties, Inc.	6,251	397,814
Extra Space Storage, Inc.	7,454	988,028
Iron Mountain, Inc.	14,318	529,909
Prologis, Inc.	966,700	102,470,200
Public Storage	8,338	2,057,485
SBA Communications Corp. - Class A	1,265	351,101
Simon Property Group, Inc.	21,771	2,476,887

Total Real Estate		309,856,366

Utilities – 0.00%(3)
NRG Energy, Inc.	6,414	242,000

Total Utilities		242,000

Total Common Stocks (Cost: $10,048,965,916)		15,517,266,001

SHORT-TERM INVESTMENTS – 1.47%
Money Market Funds – 1.13%
Goldman Sachs Financial Square Government Fund - Class I, 0.04%(4)	178,977,108	178,977,108

Total Money Market Funds (Cost: $178,977,108)		178,977,108

	Principal Amount	Value
Time Deposits – 0.34%
Royal Bank of Canada, Toronto, 0.01% due 04/01/2021	$11,670,138	11,670,138
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 04/01/2021	843,493	843,493
Sumitomo Trust Bank, London, 0.01% due 04/01/2021	30,788,215	30,788,214
Sumitomo, Tokyo, 0.01% due 04/01/2021	9,731,256	9,731,256

Total Time Deposits (Cost: $53,033,101)		53,033,101

Total Short-Term Investments (Cost: $232,010,209)		232,010,209

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $10,280,976,125)		15,749,276,210

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%		31,746,601

TOTAL NET ASSETS – 100.00%		$15,781,022,811

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $84,576,958, which represents 0.54% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
33	NASDAQ 100 E-mini Future	Morgan Stanley	Jun. 2021	$8,535,456	$8,639,235	$103,779
9	S&P 500 E-mini Future	Morgan Stanley	Jun. 2021	1,763,142	1,785,375	22,233

						$126,012

Bridge Builder Large Cap Value Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.58%
Communication Services – 5.77%
Activision Blizzard, Inc.	18,501	$1,720,593
Alphabet, Inc. - Class A(1)	2,703	5,574,992
Alphabet, Inc. - Class C(1)	96,818	200,280,619
Altice USA, Inc. - Class A(1)	1,838,809	59,816,457
AT&T, Inc.	1,457,465	44,117,466
Charter Communications, Inc. - Class A(1)	566	349,233
Comcast Corp. - Class A	6,008,787	325,135,465
Discovery, Inc. - Class A(1)	6,384	277,449
Discovery, Inc. - Class C(1)	12,327	454,743
DISH Network Corp. - Class A(1)	9,844	356,353
Electronic Arts, Inc.	399,828	54,124,716
Facebook, Inc. - Class A(1)	176,155	51,882,932
Fox Corp. - Class A	220,801	7,973,124
Fox Corp. - Class B	591,871	20,674,054
Interpublic Group of Companies, Inc.	15,616	455,987
John Wiley & Sons, Inc. - Class A	1,830	99,186
Liberty Broadband Corp. - Class A(1)	989	143,553
Liberty Broadband Corp. - Class C(1)	6,389	959,308
Liberty Media Corp.-Liberty Formula One - Class A(1)	893	34,130
Liberty Media Corp.-Liberty Formula One - Class C(1)	7,804	337,835
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	3,152	138,940
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	6,240	275,246
Lions Gate Entertainment Corp. - Class A(1)	2,180	32,591
Lions Gate Entertainment Corp. - Class B(1)	5,150	66,435
Lumen Technologies, Inc.	486,114	6,489,622
Madison Square Garden Entertainment Corp.(1)	730	59,714
Madison Square Garden Sports Corp. - Class A(1)	741	132,980
New York Times Co. - Class A	6,533	330,700
News Corp. - Class A	1,724,044	43,842,439
News Corp. - Class B	4,934	115,752
Nexstar Media Group, Inc. - Class A	43,219	6,069,244
Omnicom Group, Inc.	8,445	626,197
Pinterest, Inc. - Class A(1)	2,778	205,655
Playtika Holding Corp.(1)	1,584	43,101
Sirius XM Holdings, Inc.	19,222	117,062
Take-Two Interactive Software, Inc.(1)	379	66,969
TEGNA, Inc.	274,622	5,171,132
Telephone & Data Systems, Inc.	3,595	82,541
T-Mobile US, Inc.(1)	22,034	2,760,640
TripAdvisor, Inc.(1)	4,159	223,713
Twitter, Inc.(1)	31,196	1,985,002
United States Cellular Corp.(1)	651	23,748
Verizon Communications, Inc.	866,654	50,395,930
ViacomCBS, Inc. - Class A	401	18,915
ViacomCBS, Inc. - Class B	276,552	12,472,495
Walt Disney Co.(1)	219,378	40,479,629
Zillow Group, Inc. - Class A(1)	2,054	269,855
Zillow Group, Inc. - Class C(1)	5,212	675,684
Zynga, Inc. - Class A(1)	5,612	57,299

Total Communication Services		947,997,425

Consumer Discretionary – 11.03%
Advance Auto Parts, Inc.	264,007	48,442,644
Aptiv Plc(1)	10,717	1,477,874
Aramark	1,781,480	67,304,314
AutoNation, Inc.(1)	821,360	76,567,179
AutoZone, Inc.(1)	389	546,273
Best Buy Co., Inc.	55,239	6,341,990
Booking Holdings, Inc.(1)	54,653	127,332,746
BorgWarner, Inc.	152,260	7,058,774
Bright Horizons Family Solutions, Inc.(1)	733	125,673
Brunswick Corp.	3,201	305,279
Burlington Stores, Inc.(1)	246	73,505
Capri Holdings Ltd.(1)	5,675	289,425
CarMax, Inc.(1)	6,018	798,348
Carnival Corp.(1)	24,260	643,860
Carter’s, Inc.(1)	1,703	151,448

Choice Hotels International, Inc.	1,379	147,953
Cie Generale des Etablissements Michelin SCA	375,431	56,228,397
Columbia Sportswear Co.	1,167	123,270
Compass Group Plc(1)	5,182,900	104,714,177
Darden Restaurants, Inc.	5,202	738,684
Dick’s Sporting Goods, Inc.	94,672	7,209,273
Dollar Tree, Inc.(1)	4,959	567,607
DR Horton, Inc.	13,224	1,178,523
eBay, Inc.	199,702	12,229,751
Expedia Group, Inc.(1)	4,904	844,077
Extended Stay America, Inc.	7,218	142,556
Foot Locker, Inc.	129,861	7,304,681
Ford Motor Co.(1)	156,056	1,911,686
Frontdoor, Inc.(1)	2,804	150,715
Gap, Inc.(1)	7,501	223,380
Garmin Ltd.	5,987	789,386
General Motors Co.(1)	428,421	24,617,071
Gentex Corp.	9,809	349,887
Genuine Parts Co.	5,639	651,812
Graham Holdings Co. - Class B	148	83,241
Grand Canyon Education, Inc.(1)	1,898	203,276
GrubHub, Inc.(1)	3,243	194,580
H&R Block, Inc.	2,048	44,646
Hanesbrands, Inc.	459,976	9,047,728
Harley-Davidson, Inc.	180,122	7,222,892
Hasbro, Inc.	5,045	484,925
Hilton Worldwide Holdings, Inc.(1)	10,921	1,320,567
Home Depot, Inc.	289,247	88,292,647
Hyatt Hotels Corp. - Class A(1)	1,414	116,938
Kohl’s Corp.	534,998	31,891,231
L Brands, Inc.(1)	9,254	572,452
Las Vegas Sands Corp.(1)	1,410,870	85,724,461
La-Z-Boy, Inc.	116,724	4,958,436
Lear Corp.	41,687	7,555,769
Leggett & Platt, Inc.	5,361	244,730
Lennar Corp. - Class A	788,387	79,808,416
Lennar Corp. - Class B	561	46,193
Leslie’s, Inc.(1)	1,775	43,470
LKQ Corp.(1)	12,054	510,246
Lowe’s Companies, Inc.	215,496	40,983,029
Magna International, Inc.	17,000	1,496,680
Marriott International, Inc. - Class A(1)	986,553	146,118,365
Marriott Vacations Worldwide Corp.(1)	433,882	75,573,567
Mattel, Inc.(1)	1,038,554	20,687,996
McDonald’s Corp.	613,145	137,430,320
MGM Resorts International	2,083,849	79,165,424
Mohawk Industries, Inc.(1)	2,306	443,467
Newell Brands, Inc.	356,617	9,550,203
NIKE, Inc. - Class B	722,647	96,032,560
Nordstrom, Inc.(1)	93,697	3,548,305
Norwegian Cruise Line Holdings Ltd.(1)	14,502	400,110
NVR, Inc.(1)	124	584,155
Ollie’s Bargain Outlet Holdings, Inc.(1)	218	18,966
Peloton Interactive, Inc. - Class A(1)	7,695	865,226
Penske Automotive Group, Inc.	92,422	7,415,941
Petco Health & Wellness Co., Inc. - Class A(1)	1,101	24,398
Planet Fitness, Inc. - Class A(1)	1,490	115,177
Polaris, Inc.	2,146	286,491
PulteGroup, Inc.	168,826	8,853,235
PVH Corp.(1)	2,793	295,220
Qurate Retail, Inc.	14,997	176,365
Ralph Lauren Corp. - Class A(1)	459,853	56,635,495
Ross Stores, Inc.	2,680	321,359
Royal Caribbean Cruises Ltd.(1)	7,895	675,891
SeaWorld Entertainment, Inc.(1)	1,730,632	85,960,491
Service Corp. International	6,728	343,464
Six Flags Entertainment Corp.(1)	3,231	150,145
Skechers USA, Inc. - Class A(1)	5,531	230,698
Sleep Number Corp.(1)	72,800	10,446,072
Starbucks Corp.	19,811	2,164,748
Tapestry, Inc.(1)	11,197	461,428
Target Corp.	74,977	14,850,694
Tempur Sealy International, Inc.	2,165	79,152

Terminix Global Holdings, Inc.(1)	5,305	252,889
Thor Industries, Inc.	2,092	281,876
TJX Companies, Inc.	1,769,875	117,077,231
Toll Brothers, Inc.	4,650	263,795
Travel + Leisure Co.	3,512	214,794
Ulta Beauty, Inc.(1)	135	41,738
Under Armour, Inc. - Class A(1)	7,413	164,272
Under Armour, Inc. - Class C(1)	8,117	149,840
Vail Resorts, Inc.(1)	1,456	424,657
VF Corp.	12,151	971,108
Vroom, Inc.(1)	848	33,064
Wayfair, Inc. - Class A(1)	276	86,871
Whirlpool Corp.	57,504	12,671,006
Williams-Sonoma, Inc.	2,558	458,394
Wyndham Hotels & Resorts, Inc.	3,730	260,279
Wynn Resorts Ltd.(1)	3,120	391,154
Yum China Holdings, Inc.	15,001	888,209
Yum! Brands, Inc.	11,157	1,206,964

Total Consumer Discretionary		1,814,172,040

Consumer Staples – 7.51%
Albertsons Companies, Inc. - Class A	3,882	74,030
Altria Group, Inc.	2,306,982	118,025,199
Archer-Daniels-Midland Co.	22,168	1,263,576
Beyond Meat, Inc.(1)	477	62,067
Brown-Forman Corp. - Class A	239	15,217
Brown-Forman Corp. - Class B	1,160	80,005
Bunge Ltd.	195,611	15,506,084
Campbell Soup Co.	3,870	194,545
Casey’s General Stores, Inc.	1,452	313,908
Clorox Co.	1,455	280,640
Coca-Cola Co.	2,576,404	135,802,255
Coca-Cola European Partners Plc	1,199,507	62,566,285
Colgate-Palmolive Co.	1,280,928	100,975,554
Conagra Brands, Inc.	1,272,197	47,834,607
Constellation Brands, Inc. - Class A	6,385	1,455,780
Costco Wholesale Corp.	134,904	47,550,962
Coty, Inc. - Class A(1)	12,140	109,381
Diageo Plc - ADR	512,602	84,174,374
Edgewell Personal Care Co.	115,316	4,566,514
Energizer Holdings, Inc.	456	21,642
Estee Lauder Companies, Inc. - Class A	938	272,817
Flowers Foods, Inc.	7,593	180,713
General Mills, Inc.	152,099	9,326,711
Grocery Outlet Holding Corp.(1)	1,158	42,719
Hain Celestial Group, Inc.(1)	3,324	144,926
Herbalife Nutrition Ltd.(1)	3,184	141,242
Hershey Co.	1,394	220,475
Hormel Foods Corp.	11,220	536,092
Ingredion, Inc.	71,029	6,386,928
J.M. Smucker Co.	88,290	11,171,334
Kellogg Co.	6,636	420,059
Keurig Dr Pepper, Inc.	27,998	962,291
Kimberly-Clark Corp.	237,051	32,961,942
Kraft Heinz Co.	423,788	16,951,520
Kroger Co.	464,617	16,721,566
Lamb Weston Holdings, Inc.	4,455	345,173
McCormick & Co., Inc.	4,446	396,405
Molson Coors Beverage Co. - Class B(1)	129,225	6,609,859
Mondelez International, Inc. - Class A	84,499	4,945,726
Nu Skin Enterprises, Inc. - Class A	2,108	111,492
PepsiCo, Inc.	578,942	81,891,346
Philip Morris International, Inc.	1,737,191	154,158,329
Pilgrim’s Pride Corp.(1)	139,883	3,327,817
Post Holdings, Inc.(1)	2,500	264,300
Procter & Gamble Co.	830,603	112,488,564
Reynolds Consumer Products, Inc.	1,726	51,400
Seaboard Corp.	14	51,660
Spectrum Brands Holdings, Inc.	1,696	144,160
Sprouts Farmers Market, Inc.(1)	295,961	7,878,482
Swedish Match AB	234,602	18,301,580
Swedish Match AB - ADR	773,382	30,154,164
Sysco Corp.	5,661	445,747
TreeHouse Foods, Inc.(1)	2,265	118,324

Tyson Foods, Inc. - Class A	816,402	60,658,669
US Foods Holding Corp.(1)	8,831	336,638
Walgreens Boots Alliance, Inc.	296,643	16,285,701
Walmart, Inc.	141,781	19,258,113

Total Consumer Staples		1,235,537,609

Energy – 3.82%
Antero Midstream Corp.	11,949	107,899
APA Corp.	14,709	263,291
Baker Hughes Co. - Class A	26,571	574,199
Cabot Oil & Gas Corp.	15,760	295,973
Chevron Corp.	816,338	85,544,059
Cimarex Energy Co.	4,065	241,420
ConocoPhillips	272,825	14,451,540
Continental Resources, Inc.(1)	3,232	83,612
Devon Energy Corp.	23,837	520,838
Diamondback Energy, Inc.	6,781	498,336
Enbridge, Inc.	163,882	5,965,305
EOG Resources, Inc.	1,475,118	106,990,309
EQT Corp.(1)	11,154	207,241
Equitrans Midstream Corp.	16,051	130,976
Exxon Mobil Corp.	609,840	34,047,367
Halliburton Co.	732,720	15,724,171
Helmerich & Payne, Inc.	4,217	113,690
Hess Corp.	1,222,618	86,512,450
HollyFrontier Corp.	128,846	4,610,110
Kinder Morgan, Inc.	436,621	7,269,740
Marathon Oil Corp.	31,026	331,358
Marathon Petroleum Corp.	191,071	10,220,388
Murphy Oil Corp.	6,059	99,428
NOV, Inc.(1)	15,671	215,006
Occidental Petroleum Corp.	246,803	6,569,896
ONEOK, Inc.	17,561	889,640
Phillips 66	867,830	70,762,858
Pioneer Natural Resources Co.	8,075	1,282,471
Schlumberger Ltd.	2,755,384	74,918,891
Targa Resources Corp.	361,416	11,474,958
TC Energy Corp.	480,990	22,005,293
TOTAL SE	1,083,225	50,499,702
TOTAL SE - ADR	112,816	5,250,457
Valero Energy Corp.	120,355	8,617,418
Williams Companies, Inc.	48,653	1,152,590

Total Energy		628,442,880

Financials – 19.52%
Affiliated Managers Group, Inc.	36,499	5,439,446
Aflac, Inc.	157,426	8,057,063
AGNC Investment Corp.	21,837	365,988
Alleghany Corp.(1)	496	310,640
Allstate Corp.	103,267	11,865,378
Ally Financial, Inc.	15,069	681,269
American Express Co.	1,472,412	208,257,953
American Financial Group, Inc.	83,748	9,555,647
American International Group, Inc.	2,645,234	122,236,263
American National Group, Inc.	317	34,195
Ameriprise Financial, Inc.	84,315	19,599,022
Annaly Capital Management, Inc.	566,967	4,875,916
Apollo Global Management, Inc. - Class A	3,347	157,342
Arch Capital Group Ltd.(1)	2,450,069	94,009,148
Arthur J. Gallagher & Co.	7,674	957,485
Associated Banc-Corp.	6,669	142,316
Assurant, Inc.	2,311	327,630
Assured Guaranty Ltd.	101,243	4,280,554
Athene Holding Ltd. - Class A(1)	4,484	225,994
Axis Capital Holdings Ltd.	609,529	30,214,353
Bank of America Corp.	1,513,136	58,543,232
Bank of Hawaii Corp.	1,648	147,479
Bank of New York Mellon Corp.	558,988	26,434,543
Bank OZK	4,955	202,412
Berkshire Hathaway, Inc. - Class B(1)	584,604	149,348,784
BlackRock, Inc. - Class A	5,897	4,446,102
Blackstone Group, Inc. - Class A	926,936	69,084,540
BOK Financial Corp.	1,286	114,865
Brighthouse Financial, Inc.(1)	3,513	155,450
Brown & Brown, Inc.	8,848	404,442

Capital One Financial Corp.	144,125	18,337,024
Carlyle Group, Inc.	4,162	152,995
CBOE Global Markets, Inc.	3,345	330,118
Charles Schwab Corp.	261,004	17,012,241
Chubb Ltd.	1,178,618	186,186,285
Cincinnati Financial Corp.	6,031	621,736
Citigroup, Inc.	1,508,620	109,752,105
Citizens Financial Group, Inc.	592,448	26,156,579
CME Group, Inc. - Class A	344,863	70,431,370
CNA Financial Corp.	139,675	6,233,695
Comerica, Inc.	5,493	394,068
Commerce Bancshares, Inc.	4,158	318,544
Credit Acceptance Corp.(1)	376	135,446
Cullen/Frost Bankers, Inc.	2,269	246,776
Discover Financial Services	703,151	66,792,313
East West Bancorp, Inc.	5,580	411,804
Equitable Holdings, Inc.	807,729	26,348,120
Erie Indemnity Co. - Class A	445	98,305
Essent Group Ltd.	99,290	4,715,282
Evercore, Inc. - Class A	1,643	216,449
Everest Re Group Ltd.	33,530	8,309,069
Fidelity National Financial, Inc.	1,396,877	56,797,019
Fifth Third Bancorp	1,595,490	59,751,100
First American Financial Corp.	4,239	240,139
First Citizens BancShares, Inc. - Class A	261	218,136
First Hawaiian, Inc.	5,134	140,518
First Horizon Corp.	21,485	363,311
First Republic Bank	6,909	1,152,076
FNB Corp.	513,666	6,523,558
Franklin Resources, Inc.	273,413	8,093,025
Globe Life, Inc.	4,215	407,295
GoHealth, Inc. - Class A(1)	1,565	18,295
Goldman Sachs Group, Inc.	667,775	218,362,425
Hanover Insurance Group, Inc.	1,475	190,953
Hartford Financial Services Group, Inc.	265,231	17,714,778
Huntington Bancshares, Inc.	40,075	629,979
Interactive Brokers Group, Inc. - Class A	2,883	210,574
Intercontinental Exchange, Inc.	14,375	1,605,400
Invesco Ltd.	15,466	390,053
Jefferies Financial Group, Inc.	3,009,376	90,582,218
JPMorgan Chase & Co.	804,442	122,460,206
Kemper Corp.	2,453	195,553
KeyCorp	633,679	12,660,906
KKR & Co., Inc. - Class Miscella	21,740	1,061,999
Lazard Ltd. - Class A	3,971	172,778
Lemonade, Inc.(1)	1,331	123,956
LendingTree, Inc.(1)	36	7,668
Lincoln National Corp.	148,225	9,229,971
Loews Corp.	838,399	42,993,101
LPL Financial Holdings, Inc.	2,849	405,014
M&T Bank Corp.	5,171	783,975
Markel Corp.(1)	543	618,814
Marsh & McLennan Companies, Inc.	823,216	100,267,709
Mercury General Corp.	1,221	74,249
MetLife, Inc.	1,215,429	73,885,929
MGIC Investment Corp.	13,296	184,150
Morgan Stanley	2,348,577	182,390,490
Morningstar, Inc.	124	27,905
Nasdaq, Inc.	4,632	683,035
Navient Corp.	2,180,676	31,205,474
New Residential Investment Corp.	16,313	183,521
New York Community Bancorp, Inc.	17,924	226,201
Northern Trust Corp.	366,084	38,479,089
Old Republic International Corp.	11,056	241,463
OneMain Holdings, Inc. - Class A	2,741	147,247
PacWest Bancorp	4,837	184,532
People’s United Financial, Inc.	17,252	308,811
Pinnacle Financial Partners, Inc.	2,985	264,650
PNC Financial Services Group, Inc.	559,293	98,105,585
Popular, Inc.	3,318	233,322
Primerica, Inc.	640	94,605
Principal Financial Group, Inc.	10,889	652,904
PROG Holdings, Inc.	949,902	41,121,258

Progressive Corp.	16,670	1,593,819
Prospect Capital Corp.	522,995	4,011,372
Prosperity Bancshares, Inc.	3,662	274,247
Prudential Financial, Inc.	95,349	8,686,294
Radian Group, Inc.	223,750	5,202,187
Raymond James Financial, Inc.	166,907	20,456,122
Regions Financial Corp.	674,397	13,933,042
Reinsurance Group of America, Inc. - Class A	2,711	341,722
RenaissanceRe Holdings Ltd.	1,371	219,703
Rocket Companies, Inc. - Class A	2,863	66,107
S&P Global, Inc.	3,956	1,395,954
Santander Consumer USA Holdings, Inc.	2,697	72,981
SEI Investments Co.	4,569	278,389
Signature Bank	2,248	508,273
SLM Corp.	3,401,423	61,123,571
Starwood Property Trust, Inc.	294,109	7,276,257
State Street Corp.	453,394	38,089,630
Sterling Bancorp	7,610	175,182
SVB Financial Group(1)	2,056	1,014,965
Synchrony Financial	2,272,835	92,413,471
Synovus Financial Corp.	5,872	268,644
T Rowe Price Group, Inc.	6,753	1,158,815
TCF Financial Corp.	5,997	278,621
TFS Financial Corp.	2,082	42,410
Tradeweb Markets, Inc. - Class A	440	32,560
Travelers Companies, Inc.	10,122	1,522,349
Truist Financial Corp.	53,953	3,146,539
Umpqua Holdings Corp.	8,677	152,281
Unum Group	8,314	231,379
Upstart Holdings, Inc.(1)	439	56,570
US Bancorp	1,217,371	67,332,790
Virtu Financial, Inc. - Class A	239	7,421
Voya Financial, Inc.	72,620	4,621,537
Webster Financial Corp.	3,687	203,191
Wells Fargo & Co.	5,195,001	202,968,689
Western Alliance Bancorp	3,917	369,921
White Mountains Insurance Group Ltd.	121	134,903
Willis Towers Watson Plc	269,294	61,636,011
Wintrust Financial Corp.	2,248	170,398
WR Berkley Corp.	5,688	428,591
Zions Bancorp N.A.	201,488	11,073,780

Total Financials		3,209,713,385

Healthcare – 13.00%
Abbott Laboratories	42,790	5,127,954
AbbVie, Inc.	893,643	96,710,046
Acadia Healthcare Co., Inc.(1)	3,502	200,104
Acceleron Pharma, Inc.(1)	98	13,290
Agilent Technologies, Inc.	11,314	1,438,462
Agios Pharmaceuticals, Inc.(1)	2,289	118,204
Alexion Pharmaceuticals, Inc.(1)	117,515	17,969,219
Alkermes Plc(1)	6,395	119,459
American Well Corp. - Class A(1)	934	16,224
AmerisourceBergen Corp. - Class A	3,017	356,217
Amgen, Inc.	255,305	63,522,437
Anthem, Inc.	336,002	120,607,918
AstraZeneca Plc - ADR	106,600	5,300,152
Baxter International, Inc.	1,109,340	93,561,736
Becton Dickinson & Co.	169,880	41,306,322
Berkeley Lights, Inc.(1)	202	10,146
Biogen, Inc.(1)	50,961	14,256,340
BioMarin Pharmaceutical, Inc.(1)	600	45,306
Bio-Rad Laboratories, Inc. - Class A(1)	861	491,777
Bio-Techne Corp.	81	30,936
Bluebird Bio, Inc.(1)	1,275	38,441
Boston Scientific Corp.(1)	57,238	2,212,249
Bristol Myers Squibb Co.	408,761	25,805,082
Bruker Corp.	2,354	151,315
Cardinal Health, Inc.	106,452	6,466,959
Catalent, Inc.(1)	6,519	686,516
Centene Corp.(1)	16,308	1,042,244
Change Healthcare, Inc.(1)	2,295	50,720
Charles River Laboratories International, Inc.(1)	250	72,458
Cigna Corp.	190,922	46,153,484

Cooper Companies, Inc.	1,717	659,483
CVS Health Corp.	1,314,456	98,886,525
Danaher Corp.	274,665	61,821,598
DaVita, Inc.(1)	73,479	7,918,832
Dentsply Sirona, Inc.	8,857	565,165
Elanco Animal Health, Inc.(1)	18,241	537,197
Encompass Health Corp.	2,148	175,921
Envista Holdings Corp.(1)	1,441,863	58,828,010
Exact Sciences Corp.(1)	800	105,424
Exelixis, Inc.(1)	8,145	183,996
Fresenius Medical Care AG & Co. KGaA	887,436	65,369,871
Gilead Sciences, Inc.	298,967	19,322,237
GlaxoSmithKline Plc - ADR	85,041	3,035,113
GlaxoSmithKline Plc	310,781	5,501,701
Globus Medical, Inc. - Class A(1)	2,952	182,050
Haemonetics Corp.(1)	119	13,210
HCA Healthcare, Inc.	72,607	13,674,802
Henry Schein, Inc.(1)	5,680	393,283
Hill-Rom Holdings, Inc.	2,300	254,104
Hologic, Inc.(1)	226,757	16,866,186
Horizon Therapeutics Plc(1)	486	44,731
Humana, Inc.	97,400	40,834,950
ICU Medical, Inc.(1)	578	118,744
Integra LifeSciences Holdings Corp.(1)	2,961	204,576
Ionis Pharmaceuticals, Inc.(1)	2,620	117,795
IQVIA Holdings, Inc.(1)	4,724	912,393
Jazz Pharmaceuticals Plc(1)	76,730	12,612,110
Johnson & Johnson	1,117,812	183,712,402
Laboratory Corp. of America Holdings(1)	3,666	934,940
LivaNova Plc(1)	686,395	50,607,903
Maravai LifeSciences Holdings, Inc. - Class A(1)	752	26,801
McKesson Corp.	50,075	9,766,628
Medtronic Plc	2,245,570	265,269,184
Merck & Co., Inc.	2,323,623	179,128,097
Mettler-Toledo International, Inc.(1)	65	75,120
Molina Healthcare, Inc.(1)	694	162,229
Nektar Therapeutics - Class A(1)	6,678	133,560
Oak Street Health, Inc.(1)	1,687	91,554
PerkinElmer, Inc.	3,649	468,130
Perrigo Co. Plc	5,320	215,300
Pfizer, Inc.	3,438,475	124,575,949
PPD, Inc.(1)	1,206	45,635
PRA Health Sciences, Inc.(1)	336	51,519
Premier, Inc. - Class A	4,868	164,782
QIAGEN NV(1)	8,856	431,199
Quest Diagnostics, Inc.	55,773	7,157,907
Reata Pharmaceuticals, Inc. - Class A(1)	89	8,873
Regeneron Pharmaceuticals, Inc.(1)	7,572	3,582,616
Royalty Pharma Plc - Class A	7,347	320,476
Sage Therapeutics, Inc.(1)	1,939	145,134
Sanofi - ADR	85,000	4,204,100
Sanofi SA	810,199	80,115,841
Select Medical Holdings Corp.(1)	169,600	5,783,360
Sotera Health Co.(1)	1,039	25,933
STERIS Plc	3,220	613,346
Stryker Corp.	150,252	36,598,382
Syneos Health, Inc. - Class A(1)	2,916	221,179
Tandem Diabetes Care, Inc.(1)	228	20,121
Teladoc Health, Inc.(1)	253	45,983
Teleflex, Inc.	702	291,653
Thermo Fisher Scientific, Inc.	6,536	2,982,900
United Therapeutics Corp.(1)	38,959	6,516,672
UnitedHealth Group, Inc.	522,886	194,550,194
Universal Health Services, Inc. - Class B	56,397	7,522,796
Varian Medical Systems, Inc.(1)	3,186	562,425
Viatris, Inc.(1)	118,439	1,654,593
Waters Corp.(1)	2,285	649,328
Zimmer Biomet Holdings, Inc.	92,217	14,762,097
Zoetis, Inc. - Class A	1,791	282,047

Total Healthcare		2,137,500,612

Industrials – 16.59%
3M Co.	23,156	4,461,698
Acuity Brands, Inc.	47,416	7,823,640

ADT, Inc.	6,227	52,556
AECOM(1)	1,079,515	69,207,707
AerCap Holdings NV(1)	1,375,993	80,825,829
AGCO Corp.	85,228	12,243,002
Air Lease Corp. - Class A	2,015,809	98,774,641
Airbus SE(1)	125,479	14,231,497
Airbus SE - ADR(1)	2,722,108	77,280,646
Alaska Air Group, Inc.(1)	105,404	7,295,011
Allegion Plc	1,283	161,170
Allison Transmission Holdings, Inc.	111,652	4,558,751
AMERCO	369	226,049
American Airlines Group, Inc.(1)	24,704	590,426
AMETEK, Inc.	9,171	1,171,412
AO Smith Corp.	5,327	360,158
Armstrong World Industries, Inc.	1,239	111,622
Array Technologies, Inc.(1)	3,374	100,613
Atkore, Inc.(1)	142,000	10,209,800
AZEK Co., Inc. - Class A(1)	2,919	122,744
Boeing Co.(1)	162,970	41,511,718
BWX Technologies, Inc.	664,520	43,818,449
CACI International, Inc. - Class A(1)	805	198,561
Canadian National Railway Co.	797,635	92,509,707
Carlisle Companies, Inc.	2,132	350,885
Carrier Global Corp.	22,478	949,021
Caterpillar, Inc.	105,963	24,569,641
CH Robinson Worldwide, Inc.	4,433	423,041
Cintas Corp.	402	137,207
Clean Harbors, Inc.(1)	1,996	167,784
Colfax Corp.(1)	3,842	168,318
Copa Holdings SA - Class A(1)	1,275	103,007
CoreLogic, Inc.	2,982	236,323
Crane Co.	89,188	8,375,645
CSX Corp.	30,713	2,961,347
Cummins, Inc.	54,292	14,067,600
Curtiss-Wright Corp.	54,400	6,451,840
Deere & Co.	410,578	153,613,653
Delta Air Lines, Inc.(1)	170,865	8,249,362
Donaldson Co., Inc.	4,524	263,116
Dover Corp.	5,774	791,789
Driven Brands Holdings, Inc.(1)	1,314	33,402
Dun & Bradstreet Holdings, Inc.(1)	2,829	67,358
Eaton Corp. Plc	16,017	2,214,831
Emerson Electric Co.	559,388	50,467,985
Equifax, Inc.	1,222	221,341
Expeditors International of Washington, Inc.	2,588	278,702
Fastenal Co.	4,286	215,500
FedEx Corp.	517,148	146,890,718
Flowserve Corp.	83,615	3,245,098
Fortive Corp.	11,922	842,170
Fortune Brands Home & Security, Inc.	5,423	519,632
FTI Consulting, Inc.(1)	1,431	200,497
Gates Industrial Corp. Plc(1)	2,900	46,371
Generac Holdings, Inc.(1)	234	76,623
General Dynamics Corp.	879,169	159,621,924
General Electric Co.	6,644,765	87,245,764
Graco, Inc.	3,343	239,426
GrafTech International Ltd.	6,787	83,005
HEICO Corp.	313	39,375
HEICO Corp. - Class A	667	75,771
Hexcel Corp.(1)	3,434	192,304
Hillenbrand, Inc.	110,100	5,252,871
Honeywell International, Inc.	500,986	108,749,031
Howmet Aerospace, Inc.(1)	15,981	513,470
Hubbell, Inc. - Class B	2,186	408,542
Huntington Ingalls Industries, Inc.	38,894	8,006,330
IAA, Inc.(1)	4,220	232,691
IDEX Corp.	3,045	637,379
IHS Markit Ltd.	7,250	701,655
Illinois Tool Works, Inc.	7,023	1,555,735
Ingersoll Rand, Inc.(1)	13,899	683,970
ITT, Inc.	3,456	314,185
Jacobs Engineering Group, Inc.	339,770	43,922,068
JB Hunt Transport Services, Inc.	399,891	67,209,680

JetBlue Airways Corp.(1)	383,323	7,796,790
Johnson Controls International Plc	169,730	10,127,789
Kansas City Southern	3,626	956,974
Kirby Corp.(1)	2,355	141,959
Knight-Swift Transportation Holdings, Inc. - Class A	4,934	237,276
L3Harris Technologies, Inc.	214,472	43,469,185
Landstar System, Inc.	256	42,255
Leidos Holdings, Inc.	4,785	460,700
Lennox International, Inc.	1,368	426,255
Lincoln Electric Holdings, Inc.	1,287	158,224
Lockheed Martin Corp.	181,589	67,097,136
Lyft, Inc. - Class A(1)	9,911	626,177
Macquarie Infrastructure Corp.	3,091	98,325
ManpowerGroup, Inc.	2,366	233,997
Masco Corp.	10,398	622,840
MasTec, Inc.(1)	69,111	6,475,701
Mercury Systems, Inc.(1)	363	25,646
Middleby Corp.(1)	2,169	359,512
Moog, Inc. - Class A	64,788	5,387,122
MSA Safety, Inc.	1,095	164,272
MSC Industrial Direct Co., Inc. - Class A	1,760	158,734
Nielsen Holdings Plc	927,894	23,336,534
Nordson Corp.	452	89,803
Norfolk Southern Corp.	10,082	2,707,219
Northrop Grumman Corp.	595,428	192,704,318
nVent Electric Plc	6,064	169,246
Old Dominion Freight Line, Inc.	547	131,504
Oshkosh Corp.	75,191	8,922,164
Otis Worldwide Corp.	383,791	26,270,494
Owens Corning	944,311	86,961,600
PACCAR, Inc.	125,793	11,688,686
Parker-Hannifin Corp.	5,123	1,615,948
Pentair Plc	6,513	405,890
Quanta Services, Inc.	642,405	56,518,792
Raytheon Technologies Corp.	2,680,993	207,160,329
Regal Beloit Corp.	1,614	230,286
Republic Services, Inc. - Class A	8,430	837,521
Robert Half International, Inc.	4,489	350,456
Rockwell Automation, Inc.	2,413	640,507
Rollins, Inc.	993	34,179
Roper Technologies, Inc.	3,593	1,449,201
Ryder System, Inc.	2,079	157,276
Schneider National, Inc. - Class B	2,720	67,918
Science Applications International Corp.	41,233	3,446,666
Sensata Technologies Holding Plc(1)	6,132	355,349
Shoals Technologies Group, Inc. - Class A(1)	3,273	113,835
Snap-on, Inc.	132,259	30,517,442
Southwest Airlines Co.(1)	110,081	6,721,546
Spirit AeroSystems Holdings, Inc. - Class A	4,092	199,076
Stanley Black & Decker, Inc.	335,855	67,060,168
Stericycle, Inc.(1)	286,459	19,338,847
Teledyne Technologies, Inc.(1)	1,467	606,825
Textron, Inc.	105,569	5,920,310
Timken Co.	2,583	209,662
Toro Co.	378	38,987
Trane Technologies Plc	9,558	1,582,422
TransDigm Group, Inc.(1)	1,632	959,485
TransUnion	604	54,360
Trinity Industries, Inc.	3,708	105,641
Uber Technologies, Inc.(1)	12,762	695,657
Union Pacific Corp.	526,154	115,969,603
United Airlines Holdings, Inc.(1)	12,461	717,006
United Parcel Service, Inc. - Class B	838,182	142,482,558
United Rentals, Inc.(1)	42,377	13,955,170
Univar Solutions, Inc.(1)	244,196	5,259,982
Valmont Industries, Inc.	872	207,248
Virgin Galactic Holdings, Inc.(1)	301	9,220
Wabtec Corp.	746,837	59,119,617
Waste Management, Inc.	14,729	1,900,336
Watsco, Inc.	1,303	339,757
Woodward, Inc.	2,226	268,522
WW Grainger, Inc.	460	184,428
XPO Logistics, Inc.(1)	3,397	418,850
Xylem, Inc.	7,165	753,615

Total Industrials		2,727,761,320

Information Technology – 9.33%
2U, Inc.(1)	1,773	67,782
Accenture Plc - Class A	316,607	87,462,684
Advanced Micro Devices, Inc.(1)	3,307	259,599
Akamai Technologies, Inc.(1)	1,157	117,898
Allegro MicroSystems, Inc.(1)	1,270	32,194
Alliance Data Systems Corp.	1,941	217,567
Amdocs Ltd.	74,023	5,192,713
Amkor Technology, Inc.	211,100	5,005,181
Amphenol Corp. - Class A	9,550	630,013
Analog Devices, Inc.	12,950	2,008,286
Applied Materials, Inc.	504,013	67,336,137
Arista Networks, Inc.(1)	424	128,001
Arrow Electronics, Inc.(1)	110,048	12,195,519
Aspen Technology, Inc.(1)	164	23,670
Autodesk, Inc.(1)	2,934	813,158
Automatic Data Processing, Inc.	345,864	65,184,988
Avnet, Inc.	3,871	160,685
BigCommerce Holdings, Inc.(1)	169	9,768
Broadcom, Inc.	153,698	71,263,615
CDK Global, Inc.	4,325	233,809
Ceridian HCM Holding, Inc.(1)	1,377	116,040
Ciena Corp.(1)	63,898	3,496,499
Cirrus Logic, Inc.(1)	2,248	190,608
Cisco Systems, Inc.	3,073,913	158,952,041
Citrix Systems, Inc.	113,368	15,912,332
Cognizant Technology Solutions Corp. - Class A	717,438	56,046,257
Coherent, Inc.(1)	150	37,934
CommScope Holding Co., Inc.(1)	7,429	114,109
Concentrix Corp.(1)	1,606	240,450
Corning, Inc.	30,000	1,305,300
Cree, Inc.(1)	4,476	483,990
Crowdstrike Holdings, Inc. - Class A(1)	1,638	298,951
Datto Holding Corp.(1)	450	10,310
Dell Technologies, Inc. - Class C(1)	85,590	7,544,759
Dolby Laboratories, Inc. - Class A	2,277	224,785
Duck Creek Technologies, Inc.(1)	298	13,452
DXC Technology Co.(1)	176,885	5,529,425
EchoStar Corp. - Class A(1)	2,263	54,312
Entegris, Inc.	306	34,211
Euronet Worldwide, Inc.(1)	2,038	281,855
F5 Networks, Inc.(1)	2,477	516,752
Fidelity National Information Services, Inc.	24,845	3,493,455
FireEye, Inc.(1)	6,937	135,757
First Solar, Inc.(1)	3,693	322,399
Fiserv, Inc.(1)	16,212	1,929,876
FLIR Systems, Inc.	5,277	297,992
Genpact Ltd.	4,751	203,438
Global Payments, Inc.	11,923	2,403,438
Guidewire Software, Inc.(1)	2,729	277,348
Hewlett Packard Enterprise Co.	523,925	8,246,580
HP, Inc.	560,456	17,794,478
Intel Corp.	799,346	51,158,144
International Business Machines Corp.	107,820	14,368,093
IPG Photonics Corp.(1)	1,332	280,972
J2 Global, Inc.(1)	57,100	6,844,006
Jabil, Inc.	4,899	255,532
Jack Henry & Associates, Inc.	687	104,232
Jamf Holding Corp.(1)	455	16,071
JFrog Ltd.(1)	179	7,942
Juniper Networks, Inc.	12,945	327,897
Keysight Technologies, Inc.(1)	4,944	708,970
Lam Research Corp.	17,852	10,626,224
Littelfuse, Inc.	947	250,425
Lumentum Holdings, Inc.(1)	2,695	246,188
Manhattan Associates, Inc.(1)	244	28,641
Marvell Technology Group Ltd.	26,656	1,305,611
Maxim Integrated Products, Inc.	7,194	657,316
McAfee Corp. - Class A	789	17,942
Methode Electronics, Inc.	117,120	4,916,698
Microchip Technology, Inc.	379,572	58,917,166

Micron Technology, Inc.(1)	44,717	3,944,487
Microsoft Corp.	579,594	136,650,877
MKS Instruments, Inc.	572	106,060
Motorola Solutions, Inc.	6,111	1,149,174
National Instruments Corp.	5,211	225,037
nCino, Inc.(1)	152	10,141
NCR Corp.(1)	5,241	198,896
NetApp, Inc.	4,043	293,805
NETGEAR, Inc.(1)	141,400	5,811,540
Nuance Communications, Inc.(1)	11,438	499,154
NXP Semiconductors NV	426,762	85,924,261
ON Semiconductor Corp.(1)	16,390	681,988
Oracle Corp.	1,955,803	137,238,697
Paychex, Inc.	2,634	258,185
Pegasystems, Inc.	142	16,236
Pure Storage, Inc. - Class A(1)	4,317	92,988
Qorvo, Inc.(1)	4,569	834,756
QUALCOMM, Inc.	843,421	111,829,190
RealPage, Inc.(1)	396	34,531
Sabre Corp.(1)	13,084	193,774
Salesforce.com, Inc.(1)	2,600	550,862
Samsung Electronics Co. Ltd.	1,531,448	110,792,028
Seagate Technology Plc	145,413	11,160,448
Skyworks Solutions, Inc.	6,672	1,224,179
SolarWinds Corp.(1)	1,664	29,020
SS&C Technologies Holdings, Inc.	6,999	489,020
SYNNEX Corp.	1,638	188,108
Synopsys, Inc.(1)	442	109,519
TE Connectivity Ltd.	62,200	8,030,642
Teradata Corp.(1)	919	35,418
Texas Instruments, Inc.	394,667	74,588,116
Trimble, Inc.(1)	10,019	779,378
Twilio, Inc. - Class A(1)	952	324,404
Ubiquiti, Inc.	57	17,003
Unity Software, Inc.(1)	177	17,755
VeriSign, Inc.(1)	1,664	330,737
ViaSat, Inc.(1)	2,424	116,522
Visa, Inc. - Class A	370,323	78,408,489
Vontier Corp.(1)	6,022	182,286
Western Digital Corp.	12,266	818,756
Western Union Co.	173,107	4,268,819
WEX, Inc.(1)	1,599	334,543
Xerox Holdings Corp.	7,035	170,739
Zebra Technologies Corp. - Class A(1)	190	92,184

Total Information Technology		1,534,943,222

Materials – 4.76%
Air Products & Chemicals, Inc.	7,723	2,172,789
Akzo Nobel NV	78,625	8,778,159
Albemarle Corp.	4,562	666,554
Amcor Plc	53,858	629,061
AptarGroup, Inc.	2,547	360,834
Ardagh Group SA - Class A	788	20,023
Ashland Global Holdings, Inc.	2,303	204,437
Atotech Ltd.(1)	2,751,526	55,718,402
Avery Dennison Corp.	1,957	359,403
Axalta Coating Systems Ltd.(1)	8,528	252,258
Ball Corp.	904	76,605
Berry Global Group, Inc.(1)	91,812	5,637,257
Cabot Corp.	2,276	119,353
Celanese Corp. - Class A	398,601	59,714,416
CF Industries Holdings, Inc.	1,032,820	46,869,372
Chemours Co.	6,440	179,740
Corteva, Inc.	1,486,042	69,279,278
Crown Holdings, Inc.	4,605	446,869
Dow, Inc.	29,711	1,899,721
DuPont de Nemours, Inc.	468,172	36,180,332
Eagle Materials, Inc.	1,700	228,497
Eastman Chemical Co.	102,597	11,297,982
Ecolab, Inc.	398,481	85,302,828
Element Solutions, Inc.	3,190,424	58,352,855
FMC Corp.	4,242	469,208
Freeport-McMoRan, Inc.(1)	58,013	1,910,368
Graphic Packaging Holding Co.	8,648	157,048

Huntsman Corp.	130,694	3,767,908
Ingevity Corp.(1)	71,312	5,386,195
International Flavors & Fragrances, Inc.	695,925	97,158,089
International Paper Co.	911,969	49,310,164
Linde Plc	386,930	108,394,570
Louisiana-Pacific Corp.	141,000	7,819,860
LyondellBasell Industries NV - Class A	127,074	13,222,050
Martin Marietta Materials, Inc.	2,503	840,557
Mosaic Co.	14,063	444,531
NewMarket Corp.	42	15,967
Newmont Corp.	32,155	1,937,982
Nucor Corp.	12,132	973,836
Olin Corp.	5,518	209,518
Packaging Corp. of America	3,791	509,814
PPG Industries, Inc.	49,027	7,366,797
Reliance Steel & Aluminum Co.	47,772	7,275,198
Royal Gold, Inc.	803	86,419
RPM International, Inc.	930	85,421
Scotts Miracle-Gro Co.	91	22,292
Sealed Air Corp.	196,653	9,010,640
Silgan Holdings, Inc.	3,184	133,824
Sonoco Products Co.	4,048	256,238
Southern Copper Corp.	3,420	232,115
Steel Dynamics, Inc.	7,893	400,649
Valvoline, Inc.	271,653	7,081,994
Vulcan Materials Co.	5,307	895,556
Westlake Chemical Corp.	1,378	122,353
Westrock Co.	223,365	11,626,148
WR Grace & Co.	1,534	91,825

Total Materials		781,962,159

Real Estate – 3.54%
Alexandria Real Estate Equities, Inc.	5,357	880,155
American Assets Trust, Inc.	89,600	2,906,624
American Campus Communities, Inc.	1,185,775	51,189,907
American Homes 4 Rent - Class A	11,075	369,240
American Tower Corp.	215,570	51,534,164
Americold Realty Trust	8,556	329,149
Apartment Income REIT Corp.	5,747	245,742
Apartment Investment & Management Co. - Class A	5,260	32,296
Apple Hospitality REIT, Inc.	8,514	124,049
AvalonBay Communities, Inc.	5,645	1,041,559
Boston Properties, Inc.	6,247	632,571
Brandywine Realty Trust	337,604	4,358,468
Brixmor Property Group, Inc.	11,829	239,301
Camden Property Trust	3,850	423,154
CBRE Group, Inc. - Class A(1)	13,345	1,055,723
CoreSite Realty Corp.	468	56,090
Corporate Office Properties Trust	1,225,628	32,270,785
Cousins Properties, Inc.	90,595	3,202,533
Crown Castle International Corp.	1,118	192,441
CubeSmart	7,668	290,080
CyrusOne, Inc.	4,802	325,191
Digital Realty Trust, Inc.	11,175	1,573,887
Douglas Emmett, Inc.	6,486	203,660
Duke Realty Corp.	14,822	621,486
Empire State Realty Trust, Inc. - Class A	5,226	58,165
EPR Properties	3,098	144,336
Equity Commonwealth	4,861	135,136
Equity LifeStyle Properties, Inc.	4,122	262,324
Equity Residential	571,099	40,907,821
Essex Property Trust, Inc.	2,609	709,231
Extra Space Storage, Inc.	1,525	202,139
Federal Realty Investment Trust	2,965	300,799
First Industrial Realty Trust, Inc.	5,155	236,047
Gaming & Leisure Properties, Inc.	93,606	3,971,703
Healthcare Trust of America, Inc. - Class A	8,814	243,090
Healthpeak Properties, Inc.	21,410	679,553
Highwoods Properties, Inc.	4,187	179,790
Host Hotels & Resorts, Inc.(1)	250,498	4,220,891
Howard Hughes Corp.(1)	611,617	58,183,125
Hudson Pacific Properties, Inc.	5,913	160,420
Invitation Homes, Inc.	22,703	726,269
Iron Mountain, Inc.	140,293	5,192,244

JBG SMITH Properties	4,806	152,783
Jones Lang LaSalle, Inc.(1)	2,049	366,853
Kilroy Realty Corp.	4,663	306,033
Kimco Realty Corp.	16,746	313,988
Lamar Advertising Co. - Class A	3,467	325,621
Life Storage, Inc.	2,978	255,959
Medical Properties Trust, Inc.	228,683	4,866,374
MGM Growth Properties LLC - Class A	2,101,335	68,545,548
Mid-America Apartment Communities, Inc.	4,567	659,292
National Retail Properties, Inc.	6,812	300,205
Office Properties Income Trust	104,183	2,867,116
Omega Healthcare Investors, Inc.	8,939	327,436
Outfront Media, Inc.(1)	5,869	128,120
Paramount Group, Inc.	8,230	83,370
Park Hotels & Resorts, Inc.(1)	9,176	198,018
Prologis, Inc.	29,488	3,125,728
Public Storage	282,019	69,591,008
Rayonier, Inc.	685,830	22,118,018
Realty Income Corp.	14,961	950,024
Regency Centers Corp.	6,685	379,106
Rexford Industrial Realty, Inc.	5,050	254,520
SBA Communications Corp. - Class A	3,827	1,062,184
Simon Property Group, Inc.	2,736	311,275
SL Green Realty Corp.	134,177	9,391,048
Spirit Realty Capital, Inc.	4,247	180,498
STORE Capital Corp.	9,591	321,299
Sun Communities, Inc.	4,263	639,621
UDR, Inc.	11,626	509,916
Ventas, Inc.	14,931	796,420
VEREIT, Inc.	112,112	4,329,765
VICI Properties, Inc.	1,963,393	55,446,218
Vornado Realty Trust	6,916	313,917
Weingarten Realty Investors	4,919	132,370
Welltower, Inc.	124,805	8,939,782
Weyerhaeuser Co.	1,457,073	51,871,799
WP Carey, Inc.	7,071	500,344

Total Real Estate		581,472,914

Utilities – 2.71%
AES Corp.	26,443	708,937
Alliant Energy Corp.	10,151	549,778
Ameren Corp.	247,077	20,102,185
American Electric Power Co., Inc.	19,884	1,684,175
American Water Works Co., Inc.	7,271	1,090,068
Atmos Energy Corp.	5,062	500,379
Avangrid, Inc.	2,339	116,506
CenterPoint Energy, Inc.	2,817,895	63,825,322
CMS Energy Corp.	11,534	706,111
Consolidated Edison, Inc.	13,469	1,007,481
Dominion Energy, Inc.	32,654	2,480,398
DTE Energy Co.	7,686	1,023,314
Duke Energy Corp.	29,597	2,856,998
Edison International	1,060,174	62,126,196
Entergy Corp.	89,261	8,878,792
Essential Utilities, Inc.	8,808	394,158
Evergy, Inc.	9,188	546,962
Eversource Energy	13,754	1,190,959
Exelon Corp.	1,181,903	51,696,437
FirstEnergy Corp.	21,684	752,218
Hawaiian Electric Industries, Inc.	4,233	188,072
IDACORP, Inc.	2,117	211,636
MDU Resources Group, Inc.	241,360	7,629,390
National Fuel Gas Co.	102,543	5,126,125
NextEra Energy, Inc.	302,895	22,901,891
NiSource, Inc.	1,832,011	44,169,785
NRG Energy, Inc.	192,472	7,261,969
OGE Energy Corp.	8,056	260,692
PG&E Corp.(1)	53,483	626,286
Pinnacle West Capital Corp.	4,471	363,716
PPL Corp.	257,630	7,430,049
Public Service Enterprise Group, Inc.	20,224	1,217,687
Sempra Energy	326,769	43,323,034
Southern Co.	1,190,262	73,986,686
UGI Corp.	8,189	335,831

Vistra Corp.	353,137	6,243,462
WEC Energy Group, Inc.	12,639	1,182,884
Xcel Energy, Inc.	21,032	1,398,838

Total Utilities		446,095,407

Total Common Stocks (Cost: $10,813,978,463)		16,045,598,973

CONVERTIBLE PREFERRED STOCKS – 0.21%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	202,075	10,855,469

Total Healthcare		10,855,469

Utilities – 0.14%
NextEra Energy, Inc., 5.28%	173,175	8,577,358
Sempra Energy, 6.75%	35,061	3,669,484
Southern Co., 6.75%	226,081	11,514,305

Total Utilities		23,761,147

Total Convertible Preferred Stocks (Cost: $31,925,908)		34,616,616

PREFERRED STOCKS – 0.23%
Consumer Discretionary – 0.23%
Volkswagen AG	137,418	38,466,152

Total Consumer Discretionary		38,466,152

Total Preferred Stocks (Cost: $23,509,874)		38,466,152

	Principal Amount	Value
BONDS & NOTES – 0.05%
Convertible Securities – 0.05%
Financials – 0.05%
AXA SA 7.25%, 05/15/2021(2)	$5,500,000	7,717,188

Total Financials		7,717,188

Total Convertible Securities (Cost: $5,429,740)		7,717,188

Total Bonds & Notes (Cost: $5,429,740)		7,717,188

	Shares	Value
SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds – 1.60%
Goldman Sachs Financial Square Government Fund - Class I, 0.04%(3)	263,350,647	263,350,647

Total Money Market Funds (Cost: $263,350,647)		263,350,647

	Principal Amount	Value
Time Deposits – 0.20%
ANZ, London, 0.01% due 04/01/2021	$4,609,617	4,609,617
Bank of Montreal, London, 0.01% due 04/01/2021	13,343,153	13,343,153
BNP Paribas, Paris, 0.01% due 04/01/2021	6,391,929	6,391,929
Skandinaviska Enskilda Banken, Stockholm, 0.01% due 04/01/2021	8,991,227	8,991,227

Total Time Deposits (Cost: $33,335,926)		33,335,926

Total Short-Term Investments (Cost: $296,686,573)		296,686,573

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $11,171,530,558)		16,423,085,502

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%		21,364,514

TOTAL NET ASSETS – 100.00%		$16,444,450,016

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $7,717,188, which represents 0.05% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	S&P 500 E-mini Future	Morgan Stanley	Jun. 2021	$4,330,145	$4,364,250	$34,105

						$34,105

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.54%
Communication Services – 4.42%
Altice USA, Inc. - Class A(1)	17,882	$581,702
AMC Networks, Inc. - Class A(1)	4,385	233,107
Anterix, Inc.(1)	4,312	203,354
ATN International, Inc.	325	15,964
Bandwidth, Inc. - Class A(1)	7,329	928,878
Boingo Wireless, Inc.(1)	17,063	240,076
Cable One, Inc.	423	773,396
Cardlytics, Inc.(1)	11,411	1,251,787
Cargurus, Inc. - Class A(1)	33,546	799,401
Cincinnati Bell, Inc.(1)	5,778	88,692
Cogent Communications Holdings, Inc.	16,226	1,115,700
Consolidated Communications Holdings, Inc.(1)	2,171	15,631
Daily Journal Corp.(1)	376	118,985
Electronic Arts, Inc.	34,539	4,675,545
Eventbrite, Inc. - Class A(1)	24,571	544,493
EverQuote, Inc. - Class A(1)	5,369	194,841
Glu Mobile, Inc.(1)	56,752	708,265
Gogo, Inc.(1)	20,206	195,190
Gray Television, Inc.	10,071	185,306
IAC/InterActiveCorp(1)	40,252	8,706,910
IDT Corp. - Class B(1)	4,661	105,618
Iridium Communications, Inc.(1)	29,326	1,209,698
John Wiley & Sons, Inc. - Class A	329,891	17,880,092
Liberty Media Corp.-Liberty Braves - Class A(1)	2,218	63,235
Liberty Media Corp.-Liberty Braves - Class C(1)	8,374	232,965
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	727	32,046
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	1,562	68,900
Live Nation Entertainment, Inc.(1)	98,049	8,299,848
LiveXLive Media, Inc.(1)	2,538	11,015
Loral Space & Communications, Inc.	972	36,615
Match Group, Inc.(1)	364,480	50,072,262
MediaAlpha, Inc. - Class A(1)	4,803	170,170
Meredith Corp.(1)	7,788	231,927
New York Times Co. - Class A	580,645	29,392,250
Nexstar Media Group, Inc. - Class A	2,254	316,529
Ooma, Inc.(1)	8,118	128,670
ORBCOMM, Inc.(1)	4,402	33,587
Pinterest, Inc. - Class A(1)	26,436	1,957,057
Playtika Holding Corp.(1)	2,893	78,719
QuinStreet, Inc.(1)	5,936	120,501
Roku, Inc. - Class A(1)	88,938	28,973,332
Shenandoah Telecommunications Co.	18,405	898,348
Sirius XM Holdings, Inc.	53,188	323,915
Spotify Technology SA(1)	10,629	2,848,041
Take-Two Interactive Software, Inc.(1)	48,782	8,619,779
TechTarget, Inc.(1)	9,102	632,134
Vonage Holdings Corp.(1)	50,321	594,794
Warner Music Group Corp. - Class A	102,016	3,502,209
WideOpenWest, Inc.(1)	10,207	138,713
World Wrestling Entertainment, Inc. - Class A	3,680	199,677
Yelp, Inc. - Class A(1)	5,073	197,847
Zillow Group, Inc. - Class A(1)	520	68,318
Zillow Group, Inc. - Class C(1)	1,273	165,032
ZoomInfo Technologies, Inc. - Class A(1)	150,906	7,379,303
Zynga, Inc. - Class A(1)	5,235,363	53,453,056

Total Communication Services		240,013,425

Consumer Discretionary – 11.51%
1-800-Flowers.com, Inc. - Class A(1)	270,289	7,462,679
Aaron’s Co., Inc.	1,786	45,864
Academy Sports & Outdoors, Inc.(1)	2,282	61,591
Accel Entertainment, Inc. - Class A(1)	19,198	209,834
Acushnet Holdings Corp.	3,077	127,172

Advance Auto Parts, Inc.	233,000	42,753,170
America’s Car-Mart, Inc.(1)	1,749	266,495
Aptiv Plc(1)	190,387	26,254,367
Asbury Automotive Group, Inc.(1)	2,904	570,636
Aspen Group, Inc.(1)	8,291	49,746
AutoZone, Inc.(1)	1,066	1,496,984
Bally’s Corp.(1)	6,845	444,788
Best Buy Co., Inc.	3,276	376,118
Big Lots, Inc.	1,124	76,769
Bloomin’ Brands, Inc.(1)	33,443	904,633
Boot Barn Holdings, Inc.(1)	9,984	622,103
BorgWarner, Inc.	2,382	110,430
Bright Horizons Family Solutions, Inc.(1)	71,806	12,311,139
Brinker International, Inc.(1)	11,518	818,469
Burlington Stores, Inc.(1)	129,446	38,678,465
Caesars Entertainment, Inc.(1)	40,385	3,531,668
Camping World Holdings, Inc. - Class A	12,538	456,132
CarMax, Inc.(1)	956	126,823
CarParts.com, Inc.(1)	11,889	169,775
Carvana Co. - Class A(1)	4,427	1,161,645
Casper Sleep, Inc.(1)	2,007	14,531
Cavco Industries, Inc.(1)	3,517	793,470
Chegg, Inc.(1)	481,176	41,217,536
Chewy, Inc. - Class A(1)	122,919	10,412,468
Children’s Place, Inc.(1)	3,803	265,069
Chipotle Mexican Grill, Inc. - Class A(1)	21,669	30,787,749
Churchill Downs, Inc.	14,516	3,301,229
Clarus Corp.	985	16,794
Core-Mark Holding Co., Inc.	15,869	613,972
Cracker Barrel Old Country Store, Inc.	3,855	666,452
Crocs, Inc.(1)	25,507	2,052,038
Dave & Buster’s Entertainment, Inc.(1)	6,127	293,483
Deckers Outdoor Corp.(1)	10,691	3,532,520
Denny’s Corp.(1)	15,571	281,991
Dine Brands Global, Inc.(1)	358	32,231
Dollar Tree, Inc.(1)	67,121	7,682,670
Domino’s Pizza, Inc.	21,062	7,746,393
Dorman Products, Inc.(1)	10,172	1,044,054
DraftKings, Inc. - Class A(1)	79,188	4,856,600
El Pollo Loco Holdings, Inc.(1)	747	12,042
Envela Corp.(1)	2,898	14,548
Etsy, Inc.(1)	9,356	1,886,825
Everi Holdings, Inc.(1)	11,426	161,221
Expedia Group, Inc.(1)	1,204	207,232
Five Below, Inc.(1)	4,327	825,548
Floor & Decor Holdings, Inc. - Class A(1)	74,759	7,137,989
Fox Factory Holding Corp.(1)	78,868	10,020,968
Franchise Group, Inc.	1,014	36,616
Frontdoor, Inc.(1)	1,114	59,877
GAN Ltd.(1)	9,785	178,087
Garmin Ltd.	35,002	4,615,014
Gentherm, Inc.(1)	257,894	19,112,524
Golden Entertainment, Inc.(1)	2,528	63,857
GoPro, Inc. - Class A(1)	41,779	486,308
Greenlane Holdings, Inc. - Class A(1)	3,078	16,329
GrowGeneration Corp.(1)	15,548	772,580
GrubHub, Inc.(1)	656	39,360
H&R Block, Inc.	10,243	223,297
Hamilton Beach Brands Holding Co. - Class A	1,122	20,342
Helen of Troy Ltd.(1)	77,652	16,358,170
Hilton Grand Vacations, Inc.(1)	32,524	1,219,325
Hooker Furniture Corp.	331	12,068
Installed Building Products, Inc.	8,740	969,091
iRobot Corp.(1)	10,541	1,287,899
Jack in the Box, Inc.	965	105,938
Johnson Outdoors, Inc. - Class A	1,009	144,035
KB Home	4,962	230,882
LCI Industries	9,407	1,244,358
Legacy Housing Corp.(1)	842	14,929

Leslie’s, Inc.(1)	744,597	18,235,181
LGI Homes, Inc.(1)	8,525	1,272,868
Lindblad Expeditions Holdings, Inc.(1)	9,857	186,297
Lithia Motors, Inc. - Class A	4,858	1,895,057
Lovesac Co.(1)	3,758	212,703
Lululemon Athletica, Inc.(1)	15,256	4,679,168
Lumber Liquidators Holdings, Inc.(1)	1,405	35,294
Magnite, Inc.(1)	23,589	981,538
Malibu Boats, Inc. - Class A(1)	7,928	631,703
Marine Products Corp.	2,832	46,077
Marriott Vacations Worldwide Corp.(1)	2,036	354,630
MasterCraft Boat Holdings, Inc.(1)	7,158	190,331
Mattel, Inc.(1)	16,181	322,326
Meritage Homes Corp.(1)	694	63,792
Monarch Casino & Resort, Inc.(1)	3,465	210,048
Monro, Inc.	6,192	407,434
Motorcar Parts of America, Inc.(1)	747	16,807
Murphy USA, Inc.	9,838	1,422,181
National Vision Holdings, Inc.(1)	238,363	10,447,450
NEOGAMES SA(1)	1,114	39,848
Noodles & Co. - Class A(1)	5,787	59,895
NVR, Inc.(1)	27	127,195
Ollie’s Bargain Outlet Holdings, Inc.(1)	151,465	13,177,455
OneWater Marine, Inc. - Class A(1)	3,873	154,765
O’Reilly Automotive, Inc.(1)	5,562	2,821,324
Overstock.com, Inc.(1)	13,357	885,035
Papa John’s International, Inc.	47,591	4,218,466
Patrick Industries, Inc.	8,068	685,780
Peloton Interactive, Inc. - Class A(1)	178,642	20,086,506
Penn National Gaming, Inc.(1)	29,884	3,133,039
Perdoceo Education Corp.(1)	26,082	311,941
Petco Health & Wellness Co., Inc. - Class A(1)	1,985	43,988
PetMed Express, Inc.	7,492	263,531
Planet Fitness, Inc. - Class A(1)	115,473	8,926,063
PlayAGS, Inc.(1)	3,057	24,701
Polaris Industries, Inc.	453	60,475
Pool Corp.	12,025	4,151,511
Purple Innovation, Inc. - Class A(1)	12,384	391,954
Quotient Technology, Inc.(1)	18,397	300,607
Ralph Lauren Corp. - Class A(1)	27,837	3,428,405
RealReal, Inc.(1)	24,296	549,818
Red Rock Resorts, Inc. - Class A(1)	18,850	614,322
Rent-A-Center, Inc.	16,446	948,276
Revolve Group, Inc. - Class A(1)	95,867	4,307,304
RH(1)	6,027	3,595,708
Ruth’s Hospitality Group, Inc.(1)	12,441	308,910
Scientific Games Corp.(1)	15,669	603,570
SeaWorld Entertainment, Inc.(1)	8,425	418,470
Shake Shack, Inc. - Class A(1)	13,405	1,511,682
Shutterstock, Inc.	8,341	742,683
Skyline Champion Corp.(1)	20,109	910,133
Sleep Number Corp.(1)	3,972	569,942
Sonos, Inc.(1)	45,952	1,721,821
Sportsman’s Warehouse Holdings, Inc.(1)	16,344	281,771
Stamps.com, Inc.(1)	6,498	1,296,416
Standard Motor Products, Inc.	1,325	55,094
Steven Madden Ltd.	335,754	12,510,194
Stitch Fix, Inc. - Class A(1)	19,090	945,719
Strategic Education, Inc.	9,229	848,237
Sturm Ruger & Co., Inc.	5,663	374,154
Superior Group of Companies, Inc.	580	14,744
Taylor Morrison Home Corp. - Class A(1)	4,698	144,745
Tempur Sealy International, Inc.	11,100	405,816
Terminix Global Holdings, Inc.(1)	415,000	19,783,050
Texas Roadhouse, Inc. - Class A(1)	163,747	15,709,887
TopBuild Corp.(1)	12,646	2,648,452
Tractor Supply Co.	212,162	37,569,647
Ulta Beauty, Inc.(1)	117,710	36,392,401
Universal Electronics, Inc.(1)	4,488	246,705

Universal Technical Institute, Inc.(1)	11,290	65,934
Vail Resorts, Inc.(1)	260	75,832
VF Corp.	1,483	118,521
Visteon Corp.(1)	10,589	1,291,329
Vivint Smart Home, Inc.(1)	6,728	96,345
Vroom, Inc.(1)	6,481	252,694
Waitr Holdings, Inc.(1)	31,146	91,258
Wayfair, Inc. - Class A(1)	95,916	30,189,561
Wendy’s Co.	14,210	287,895
Williams-Sonoma, Inc.	1,005	180,096
Wingstop, Inc.	54,650	6,949,841
Winmark Corp.	338	63,013
Winnebago Industries, Inc.	11,897	912,619
WW International, Inc.(1)	4,267	133,472
Wynn Resorts Ltd.(1)	2,054	257,510
XPEL, Inc.(1)	6,432	334,014
YETI Holdings, Inc.(1)	148,868	10,749,758
Yum China Holdings, Inc.	2,227	131,861

Total Consumer Discretionary		625,290,597

Consumer Staples – 5.80%
Albertsons Companies, Inc. - Class A	4,597	87,665
B&G Foods, Inc.	21,397	664,591
Beyond Meat, Inc.(1)	3,302	429,656
BJ’s Wholesale Club Holdings, Inc.(1)	52,325	2,347,299
Boston Beer, Inc. - Class A(1)	19,477	23,494,716
Bridgford Foods Corp.(1)	749	11,609
Brown-Forman Corp. - Class A	3,061	194,894
Brown-Forman Corp. - Class B	12,199	841,365
Calavo Growers, Inc.	149,588	11,614,012
Cal-Maine Foods, Inc.(1)	4,737	181,996
Campbell Soup Co.	373,711	18,786,452
Celsius Holdings, Inc.(1)	13,750	660,687
Central Garden & Pet Co. - Class A(1)	1,118	64,855
Central Garden & Pet Co. - Class A(1)	4,539	235,529
Church & Dwight Co., Inc.	285,291	24,920,169
Clorox Co.	149,092	28,756,865
Coca-Cola Consolidated, Inc.	1,799	519,515
elf Beauty, Inc.(1)	17,447	468,103
Energizer Holdings, Inc.	4,016	190,599
Freshpet, Inc.(1)	15,569	2,472,513
Grocery Outlet Holding Corp.(1)	3,061	112,920
Herbalife Nutrition Ltd.(1)	1,030	45,691
Hershey Co.	242,530	38,358,545
Hormel Foods Corp.	380,000	18,156,400
Hostess Brands, Inc. - Class A(1)	21,161	303,449
Inter Parfums, Inc.	112,589	7,985,938
J&J Snack Foods Corp.	1,517	238,214
J.M. Smucker Co.	297,500	37,642,675
John B Sanfilippo & Son, Inc.	3,280	296,414
Kellogg Co.	6,716	425,123
Laird Superfood, Inc.(1)	741	27,765
Lamb Weston Holdings, Inc.	359,649	27,865,604
Lancaster Colony Corp.	52,231	9,159,228
Lifevantage Corp.(1)	5,306	49,611
Limoneira Co.	1,470	25,725
McCormick & Co., Inc.	203,992	18,187,927
Medifast, Inc.	4,317	914,427
MGP Ingredients, Inc.	25,786	1,525,242
Mission Produce, Inc.(1)	1,670	31,747
Molson Coors Brewing Co. - Class B(1)	464,000	23,733,600
Monster Beverage Corp.(1)	45,730	4,165,546
National Beverage Corp.	9,034	441,853
Natural Grocers by Vitamin Cottage, Inc.	2,104	36,925
NewAge, Inc.(1)	14,492	41,447
Pilgrim’s Pride Corp.(1)	1,262	30,023
PriceSmart, Inc.	493	47,698
Revlon, Inc. - Class A(1)	114	1,406
Reynolds Consumer Products, Inc.	1,174	34,962
Sanderson Farms, Inc.	5,972	930,318

Sprouts Farmers Market, Inc.(1)	7,874	209,606
Tootsie Roll Industries, Inc.	5,347	177,146
TreeHouse Foods, Inc.(1)	81,675	4,266,702
Turning Point Brands, Inc.	4,524	236,017
USANA Health Sciences, Inc.(1)	4,412	430,611
Vector Group Ltd.	6,019	83,965
Veru, Inc.(1)	20,748	223,560
Vital Farms, Inc.(1)	3,817	83,363
WD-40 Co.	4,882	1,494,771

Total Consumer Staples		314,965,254

Energy – 0.46%
Ardmore Shipping Corp.(1)	2,471	11,218
Aspen Aerogels, Inc.(1)	593	12,062
Cabot Oil & Gas Corp.	122,926	2,308,550
Cactus, Inc. - Class A	8,514	260,699
ChampionX Corp.(1)	816,516	17,742,893
Cheniere Energy, Inc.(1)	18,341	1,320,735
Contango Oil & Gas Co.(1)	8,334	32,502
DMC Global, Inc.(1)	2,558	138,797
Dorian LPG Ltd.(1)	1,938	25,446
Equitrans Midstream Corp.	3,200	26,112
Goodrich Petroleum Corp.(1)	2,037	19,270
Magnolia Oil & Gas Corp. - Class A(1)	43,256	496,579
NextDecade Corp.(1)	828	2,211
Pioneer Natural Resources Co.	14,961	2,376,106
Uranium Energy Corp.(1)	26,035	74,460

Total Energy		24,847,640

Financials – 10.09%
Alleghany Corp.(1)	99	62,003
Altabancorp	254	10,678
AMERISAFE, Inc.	102,290	6,546,560
Apollo Global Management, Inc. - Class A	6,706	315,249
Ares Management Corp. - Class A	7,808	437,482
Argo Group International Holdings Ltd.	231,704	11,659,345
Arthur J. Gallagher & Co.	314,225	39,205,853
Artisan Partners Asset Management, Inc. - Class A	9,075	473,443
Assetmark Financial Holdings, Inc.(1)	2,448	57,136
Atlanticus Holdings Corp.(1)	2,041	61,904
Axis Capital Holdings Ltd.	585	28,998
Axos Financial, Inc.(1)	1,633	76,767
Bank First Corp.	2,218	166,328
Bank7 Corp.	211	3,716
BayCom Corp.(1)	967	17,425
Brightsphere Investment Group, Inc.	23,480	478,522
Brown & Brown, Inc.	1,034	47,264
BRP Group, Inc. - Class A(1)	16,229	442,240
Bryn Mawr Bank Corp.	171,918	7,823,988
Cambridge Bancorp	512	43,172
Camden National Corp.	110,744	5,300,208
Carlyle Group, Inc.	832	30,584
CBOE Global Markets, Inc.	1,851	182,675
Century Bancorp, Inc. - Class A	160	14,930
Coastal Financial Corp.(1)	229	6,004
Cohen & Steers, Inc.	191,488	12,509,911
Columbia Banking System, Inc.	520,346	22,421,709
Columbia Financial, Inc.(1)	5,263	91,997
Cowen, Inc. - Class A	3,472	122,041
Crawford & Co. - Class A	271	2,886
Credit Acceptance Corp.(1)	56	20,173
Cullen/Frost Bankers, Inc.	228,500	24,851,660
Curo Group Holdings Corp.	6,860	100,087
Customers Bancorp, Inc.(1)	863	27,461
Eastern Bankshares, Inc.	10,832	208,949
eHealth, Inc.(1)	9,849	716,318
Erie Indemnity Co. - Class A	1,144	252,721
Esquire Financial Holdings, Inc.(1)	678	15,465
Everest Re Group Ltd.	174,000	43,118,940
FactSet Research Systems, Inc.	2,943	908,180
Federal Agricultural Mortgage Corp. - Class C	787	79,267

Federated Hermes, Inc. - Class B	10,626	332,594
FedNat Holding Co.	546	2,528
First Financial Bankshares, Inc.	49,377	2,307,387
First Foundation, Inc.	3,722	87,318
First Merchants Corp.	302,600	14,070,900
First Republic Bank	116,984	19,507,082
FirstCash, Inc.	15,549	1,021,103
Focus Financial Partners, Inc. - Class A(1)	14,711	612,272
FS Bancorp, Inc.	161	10,819
GAMCO Investors, Inc. - Class A	1,838	34,095
Glacier Bancorp, Inc.	3,881	221,528
GoHealth, Inc. - Class A(1)	472	5,518
Goosehead Insurance, Inc. - Class A	653	69,989
Great Western Bancorp, Inc.	262,730	7,958,092
Green Dot Corp. - Class A(1)	1,472	67,403
Greene County Bancorp, Inc.	312	7,803
Greenhill & Co., Inc.	5,241	86,372
GWG Holdings, Inc.(1)	1,722	12,037
Hamilton Lane, Inc. - Class A	12,273	1,086,897
Hanmi Financial Corp.	645	12,726
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,435	80,504
HCI Group, Inc.	514	39,485
Heritage Insurance Holdings, Inc.	1,110	12,299
Hingham Institution for Savings	13	3,689
Houlihan Lokey, Inc. - Class A	261,648	17,402,208
Independent Bank Corp.	994	83,685
Investors Bancorp, Inc.	25,509	374,727
Investors Title Co.	86	14,276
James River Group Holdings Ltd.	10,107	461,081
Kearny Financial Corp.	7,872	95,094
Kinsale Capital Group, Inc.	8,082	1,331,914
Lakeland Financial Corp.	614	42,483
LendingTree, Inc.(1)	816	173,808
Lincoln National Corp.	1,833	114,141
LPL Financial Holdings, Inc.	475	67,526
MarketAxess Holdings, Inc.	16,390	8,160,909
Meridian Corp.	567	14,742
Midwest Holding, Inc.(1)	230	11,498
Moelis & Co. - Class A	20,201	1,108,631
Morningstar, Inc.	1,452	326,758
MSCI, Inc. - Class A	73,861	30,968,440
Nasdaq, Inc.	162,300	23,932,758
National Bank Holdings Corp. - Class A	2,056	81,582
NMI Holdings, Inc. - Class A(1)	1,527	36,098
Northeast Bank	244	6,439
Northern Trust Corp.	263,500	27,696,485
PacWest Bancorp	242,483	9,250,726
Palomar Holdings, Inc. - Class A(1)	55,984	3,753,167
PennyMac Financial Services, Inc.	1,939	129,661
Piper Sandler Companies	39,153	4,293,126
PJT Partners, Inc. - Class A	8,906	602,491
PRA Group, Inc.(1)	131,749	4,883,935
Primerica, Inc.	1,968	290,910
PROG Holdings, Inc.	140,083	6,064,193
Prosperity Bancshares, Inc.	262,000	19,621,180
Pzena Investment Management, Inc. - Class A	6,528	68,740
Reliant Bancorp, Inc.	377	10,827
RenaissanceRe Holdings Ltd.	1,366	218,902
RLI Corp.	13,214	1,474,286
Selectquote, Inc.(1)	13,706	404,464
ServisFirst Bancshares, Inc.	13,873	850,831
Siebert Financial Corp.(1)	4,666	18,897
Silvercrest Asset Management Group, Inc. - Class A	1,857	26,704
Silvergate Capital Corp. - Class A(1)	27,697	3,937,683
SLM Corp.	6,815	122,466
StepStone Group, Inc. - Class A	3,402	119,989
Stock Yards Bancorp, Inc.	1,069	54,583
StoneX Group, Inc.(1)	459	30,009
SVB Financial Group(1)	117,274	57,893,483

T Rowe Price Group, Inc.	4,557	781,981
Tradeweb Markets, Inc. - Class A	993,023	73,483,702
Trean Insurance Group, Inc.(1)	899	14,519
Trupanion, Inc.(1)	11,517	877,711
UMB Financial Corp.	209,071	19,303,525
Unity Bancorp, Inc.	290	6,380
Universal Insurance Holdings, Inc.	2,463	35,319
Upstart Holdings, Inc.(1)	228	29,380
Value Line, Inc.	302	8,513
Virtu Financial, Inc. - Class A	4,578	142,147
Virtus Investment Partners, Inc.	272	64,056
Walker & Dunlop, Inc.	905	92,980
Waterstone Financial, Inc.	612	12,497
West Bancorporation, Inc.	1,039	25,030
Westamerica Bancorporation	1,345	84,439

Total Financials		548,179,394

Healthcare – 23.40%
10X Genomics, Inc. - Class A(1)	4,551	823,731
1Life Healthcare, Inc.(1)	30,044	1,174,120
4D Molecular Therapeutics, Inc.(1)	2,340	101,509
89bio, Inc.(1)	2,961	70,116
Abcam Plc - ADR(1)	7,955	152,895
Abeona Therapeutics, Inc.(1)	9,872	18,559
ABIOMED, Inc.(1)	3,509	1,118,424
Acadia Healthcare Co., Inc.(1)	127,339	7,276,150
ACADIA Pharmaceuticals, Inc.(1)	8,805	227,169
Accelerate Diagnostics, Inc.(1)	12,091	100,597
Acceleron Pharma, Inc.(1)	3,861	523,590
Accolade, Inc.(1)	9,985	453,019
Accuray, Inc.(1)	35,354	175,002
AcelRx Pharmaceuticals, Inc.(1)	9,394	15,970
Acutus Medical, Inc.(1)	4,369	58,414
AdaptHealth Corp. - Class A(1)	28,662	1,053,615
Adaptive Biotechnologies Corp.(1)	6,048	243,492
Addus HomeCare Corp.(1)	5,674	593,444
ADMA Biologics, Inc.(1)	23,596	41,529
Aduro Biotech, Inc.(1)(3)	5,254	15,762
Adverum Biotechnologies, Inc.(1)	29,304	288,937
Aeglea BioTherapeutics, Inc. - Class Savings(1)	14,113	111,775
Aerie Pharmaceuticals, Inc.(1)	14,036	250,823
Affimed NV(1)	43,109	340,992
Agenus, Inc.(1)	60,483	164,514
Agile Therapeutics, Inc.(1)	23,516	48,913
Agilent Technologies, Inc.	150,076	19,080,663
Agios Pharmaceuticals, Inc.(1)	490	25,304
Akebia Therapeutics, Inc.(1)	54,945	185,989
Akero Therapeutics, Inc.(1)	5,338	154,855
Akouos, Inc.(1)	7,376	102,305
Albireo Pharma, Inc.(1)	4,425	155,981
Alector, Inc.(1)	17,512	352,692
Alexion Pharmaceuticals, Inc.(1)	2,596	396,954
Align Technology, Inc.(1)	73,738	39,931,339
Aligos Therapeutics, Inc.(1)	3,021	68,698
Allakos, Inc.(1)	10,024	1,150,555
Allogene Therapeutics, Inc.(1)	20,609	727,498
Allovir, Inc.(1)	8,936	209,102
Allscripts Healthcare Solutions, Inc.(1)	3,372	50,631
Alnylam Pharmaceuticals, Inc.(1)	9,150	1,291,888
Alphatec Holdings, Inc.(1)	18,068	285,294
ALX Oncology Holdings, Inc.(1)	5,265	388,241
Amedisys, Inc.(1)	2,551	675,479
American Well Corp. - Class A(1)	2,550	44,293
AmerisourceBergen Corp. - Class A	5,545	654,698
Amicus Therapeutics, Inc.(1)	98,307	971,273
AMN Healthcare Services, Inc.(1)	17,827	1,313,850
Amneal Pharmaceuticals, Inc.(1)	37,971	255,545
Amphastar Pharmaceuticals, Inc.(1)	13,903	254,703
Anavex Life Sciences Corp.(1)	22,332	333,863
Angion Biomedica Corp.(1)	1,734	31,333

ANI Pharmaceuticals, Inc.(1)	1,998	72,208
Annexon, Inc.(1)	8,031	223,583
Antares Pharma, Inc.(1)	61,742	253,760
Apellis Pharmaceuticals, Inc.(1)	22,956	985,042
Apollo Medical Holdings, Inc.(1)	7,813	211,654
Applied Molecular Transport, Inc.(1)	6,692	294,515
Applied Therapeutics, Inc.(1)	5,915	110,936
Aprea Therapeutics, Inc.(1)	3,317	16,917
Apria, Inc.(1)	2,333	65,161
Apyx Medical Corp.(1)	894	8,636
Aquestive Therapeutics, Inc.(1)	8,071	41,969
Aravive, Inc.(1)	4,851	31,968
Arcturus Therapeutics Holdings, Inc.(1)	7,712	318,506
Arcus Biosciences, Inc.(1)	16,026	450,010
Arcutis Biotherapeutics, Inc.(1)	8,834	255,568
Ardelyx, Inc.(1)	27,586	182,619
Arena Pharmaceuticals, Inc.(1)	1,856	128,788
Argenx SE - ADR(1)	110,687	30,482,093
Arrowhead Pharmaceuticals, Inc.(1)	39,119	2,593,981
Arvinas, Inc.(1)	13,822	913,634
Ascendis Pharma - ADR(1)	240,955	31,054,280
Aspira Women’s Health, Inc.(1)	30,839	208,163
Assembly Biosciences, Inc.(1)	5,178	23,819
Atara Biotherapeutics, Inc.(1)	22,717	326,216
Atea Pharmaceuticals, Inc.(1)	4,300	265,525
Athenex, Inc.(1)	27,513	118,306
Athersys, Inc.(1)	65,202	117,364
Athira Pharma, Inc.(1)	4,317	79,433
Atreca, Inc. - Class A(1)	10,222	156,703
AtriCure, Inc.(1)	16,709	1,094,774
Atrion Corp.	544	348,873
Avalon GloboCare Corp.(1)	7,063	7,557
Avantor, Inc.(1)	39,249	1,135,474
Avenue Therapeutics, Inc.(1)	2,010	12,201
AVEO Pharmaceuticals, Inc.(1)	4,998	36,585
Avid Bioservices, Inc.(1)	20,827	379,676
Avidity Biosciences, Inc.(1)	9,197	200,587
Avrobio, Inc.(1)	13,589	172,444
Axcella Health, Inc.(1)	5,685	27,061
Axogen, Inc.(1)	14,126	286,193
Axonics Modulation Technologies, Inc.(1)	11,562	692,448
Axsome Therapeutics, Inc.(1)	10,594	599,832
Aziyo Biologics, Inc. - Class A(1)	838	11,581
Beam Therapeutics, Inc.(1)	15,251	1,220,690
Bellerophon Therapeutics, Inc.(1)	1,876	9,736
Berkeley Lights, Inc.(1)	1,079	54,198
Beyond Air, Inc.(1)	6,716	36,938
Beyondspring, Inc.(1)	6,768	74,922
BioAtla, Inc.(1)	3,489	177,381
BioCryst Pharmaceuticals, Inc.(1)	53,073	539,752
BioDelivery Sciences International, Inc.(1)	33,212	129,859
Biodesix, Inc.(1)	1,287	26,139
Biohaven Pharmaceutical Holding Co. Ltd.(1)	18,391	1,257,025
BioLife Solutions, Inc.(1)	5,388	193,968
BioMarin Pharmaceutical, Inc.(1)	12,986	980,573
BioNTech SE - ADR(1)	152,845	16,689,146
Bio-Rad Laboratories, Inc. - Class A(1)	36,000	20,562,120
BioSig Technologies, Inc.(1)	9,090	39,178
Bio-Techne Corp.	140,405	53,624,882
Bioventus, Inc. - Class A(1)	2,242	34,258
Bioxcel Therapeutics, Inc.(1)	4,979	214,894
Black Diamond Therapeutics, Inc.(1)	6,735	163,391
Bluebird Bio, Inc.(1)	2,491	75,104
Blueprint Medicines Corp.(1)	21,153	2,056,706
Bolt Biotherapeutics, Inc.(1)	3,811	125,420
BrainStorm Cell Therapeutics, Inc.(1)	11,198	42,888
Bridgebio Pharma, Inc.(1)	35,951	2,214,582
Bruker Corp.	3,478	223,566
C4 Therapeutics, Inc.(1)	3,279	121,290

Calithera Biosciences, Inc.(1)	23,294	56,371
Calyxt, Inc.(1)	4,315	25,976
Cantel Medical Corp.(1)	287,995	22,993,521
Cara Therapeutics, Inc.(1)	15,796	342,931
Cardinal Health, Inc.	23,256	1,412,802
Cardiovascular Systems, Inc.(1)	173,853	6,665,524
CareDx, Inc.(1)	19,198	1,307,192
CASI Pharmaceuticals, Inc.(1)	21,483	51,559
Cassava Sciences, Inc.(1)	4,469	200,882
Castle Biosciences, Inc.(1)	5,564	380,911
Catabasis Pharmaceuticals, Inc.(1)	6,881	19,886
Catalent, Inc.(1)	560,377	59,013,302
Catalyst Pharmaceuticals, Inc.(1)	37,324	172,064
CEL-SCI Corp.(1)	11,516	175,158
Centene Corp.(1)	359,460	22,973,089
Centogene NV(1)	3,085	37,421
Cerecor, Inc.(1)	15,189	45,871
Cerner Corp.	74,571	5,360,163
Certara, Inc.(1)	1,311	35,790
Cerus Corp.(1)	62,432	375,216
Champions Oncology, Inc.(1)	2,653	29,979
Change Healthcare, Inc.(1)	14,321	316,494
Charles River Laboratories International, Inc.(1)	3,430	994,117
Checkmate Pharmaceuticals, Inc.(1)	2,661	32,305
Checkpoint Therapeutics, Inc.(1)	21,080	66,191
Chembio Diagnostics, Inc.(1)	7,028	24,668
Chemed Corp.	1,228	564,659
ChemoCentryx, Inc.(1)	18,965	971,767
Chiasma, Inc.(1)	18,166	56,860
CHINOOK THERAPEUTICS INC(1)	4,451	69,169
ChromaDex Corp.(1)	15,794	147,516
Cidara Therapeutics, Inc.(1)	8,253	21,953
Clovis Oncology, Inc.(1)	31,224	219,192
Co.-Diagnostics, Inc.(1)	10,350	98,739
Codexis, Inc.(1)	22,079	505,388
Codiak Biosciences, Inc.(1)	1,926	29,044
Cohbar, Inc.(1)	12,590	17,122
Coherus Biosciences, Inc.(1)	22,588	330,011
Collegium Pharmaceutical, Inc.(1)	12,930	306,441
CONMED Corp.	157,890	20,618,855
Constellation Pharmaceuticals, Inc.(1)	11,567	270,552
ContraFect Corp.(1)	8,890	42,672
Cooper Companies, Inc.	73,972	28,411,905
Corbus Pharmaceuticals Holdings, Inc.(1)	29,608	58,328
Corcept Therapeutics, Inc.(1)	37,203	885,059
CorMedix, Inc.(1)	11,583	115,714
Cortexyme, Inc.(1)	5,502	198,237
CorVel Corp.(1)	3,345	343,164
Crinetics Pharmaceuticals, Inc.(1)	10,408	159,034
Cross Country Healthcare, Inc.(1)	1,424	17,786
CryoLife, Inc.(1)	11,826	267,031
CryoPort, Inc.(1)	15,246	792,944
Cue Biopharma, Inc.(1)	11,274	137,543
Cullinan Oncology, Inc.(1)	3,949	164,555
Cutera, Inc.(1)	6,601	198,360
Cytokinetics, Inc.(1)	22,443	522,024
CytomX Therapeutics, Inc.(1)	23,522	181,825
CytoSorbents Corp.(1)	16,030	139,140
DaVita, Inc.(1)	986	106,261
Decibel Therapeutics, Inc.(1)	2,142	24,333
Deciphera Pharmaceuticals, Inc.(1)	14,710	659,596
Denali Therapeutics, Inc.(1)	24,038	1,372,570
Dentsply Sirona, Inc.	664,000	42,369,840
DermTech, Inc.(1)	3,908	198,487
DexCom, Inc.(1)	120,971	43,475,768
Dicerna Pharmaceuticals, Inc.(1)	25,235	645,259
Durect Corp.(1)	85,195	168,686
Dyadic International, Inc.(1)	6,664	36,585
Dynavax Technologies Corp. - Class A(1)	34,703	341,130

Dyne Therapeutics, Inc.(1)	4,981	77,355
Eagle Pharmaceuticals, Inc.(1)	3,930	164,038
Eargo, Inc.(1)	2,482	123,976
Editas Medicine, Inc. - Class A(1)	25,515	1,071,630
Edwards Lifesciences Corp.(1)	445,000	37,219,800
Eiger BioPharmaceuticals, Inc.(1)	11,636	102,979
Electromed, Inc.(1)	2,423	25,538
Eloxx Pharmaceuticals, Inc.(1)	9,313	30,919
Emergent BioSolutions, Inc.(1)	17,248	1,602,512
Enanta Pharmaceuticals, Inc.(1)	577	28,458
Encompass Health Corp.	3,526	288,779
Endo International Plc(1)	37,479	277,719
Ensign Group, Inc.	19,756	1,853,903
Envista Holdings Corp.(1)	159,600	6,511,680
Epizyme, Inc.(1)	21,768	189,599
Esperion Therapeutics, Inc.(1)	10,055	282,043
Eton Pharmaceuticals, Inc.(1)	6,844	50,098
Evelo Biosciences, Inc.(1)	8,809	94,256
Evofem Biosciences, Inc.(1)	27,381	47,917
Evolent Health, Inc. - Class A(1)	4,628	93,486
Evolus, Inc.(1)	3,891	50,544
Exact Sciences Corp.(1)	270,523	35,649,521
Exagen, Inc.(1)	2,056	35,980
Exelixis, Inc.(1)	192,133	4,340,284
Exicure, Inc.(1)	20,353	44,370
Fate Therapeutics, Inc.(1)	29,101	2,399,377
Fennec Pharmaceuticals, Inc.(1)	8,256	51,270
FibroGen, Inc.(1)	27,636	959,246
Flexion Therapeutics, Inc.(1)	16,790	150,270
Fluidigm Corp.(1)	2,523	11,404
Foghorn Therapeutics, Inc.(1)	2,499	32,937
Forma Therapeutics Holdings, Inc.(1)	9,121	255,570
Fortress Biotech, Inc.(1)	25,552	90,199
Frequency Therapeutics, Inc.(1)	9,566	90,877
Fulcrum Therapeutics, Inc.(1)	6,484	76,382
Fulgent Genetics, Inc.(1)	5,168	499,332
G1 Therapeutics, Inc.(1)	6,147	147,897
Galectin Therapeutics, Inc.(1)	16,456	35,710
Galera Therapeutics, Inc.(1)	2,832	24,978
Generation Bio Co.(1)	12,145	345,647
Genmab - ADR(1)	830,654	27,270,371
GenMark Diagnostics, Inc.(1)	26,614	636,075
Genprex, Inc.(1)	10,508	45,289
Glaukos Corp.(1)	16,317	1,369,486
Global Blood Therapeutics, Inc.(1)	4,702	191,606
Globus Medical, Inc. - Class A(1)	243,012	14,986,550
Gossamer Bio, Inc.(1)	9,038	83,601
Graybug Vision, Inc.(1)	1,604	8,902
Gritstone Oncology, Inc.(1)	1,527	14,400
Guardant Health, Inc.(1)	6,509	993,599
Haemonetics Corp.(1)	54,742	6,076,909
Halozyme Therapeutics, Inc.(1)	144,894	6,040,631
Hanger, Inc.(1)	1,654	37,744
Harmony Biosciences Holdings, Inc.(1)	2,002	66,146
Harpoon Therapeutics, Inc.(1)	5,173	108,219
Harrow Health, Inc.(1)	7,857	53,035
Health Catalyst, Inc.(1)	12,850	600,994
HealthEquity, Inc.(1)	70,739	4,810,252
Heron Therapeutics, Inc.(1)	33,542	543,716
Heska Corp.(1)	944	159,026
Hill-Rom Holdings, Inc.	618	68,277
HMS Holdings Corp.(1)	33,657	1,244,468
Hologic, Inc.(1)	88,028	6,547,523
Homology Medicines, Inc.(1)	12,646	118,999
Hookipa Pharma, Inc.(1)	4,788	64,399
Horizon Therapeutics Plc(1)	14,316	1,317,645
iBio, Inc.(1)	71,313	109,822
iCAD, Inc.(1)	7,637	162,057
ICON Plc(1)	36,669	7,200,692

ICU Medical, Inc.(1)	62,538	12,847,807
Ideaya Biosciences, Inc.(1)	1,205	28,317
IDEXX Laboratories, Inc.(1)	26,443	12,938,824
IGM Biosciences, Inc.(1)	2,732	209,517
Illumina, Inc.(1)	6,192	2,378,100
IMARA, Inc.(1)	3,349	28,266
Immunic, Inc.(1)	1,608	25,632
ImmunityBio, Inc.(1)	10,447	248,012
ImmunoGen, Inc.(1)	32,050	259,605
Immunome, Inc.(1)	560	18,973
Immunovant, Inc.(1)	14,371	230,511
Inari Medical, Inc.(1)	5,032	538,424
Incyte Corp.(1)	14,566	1,183,779
InfuSystem Holdings, Inc.(1)	5,572	113,446
Inhibrx, Inc.(1)	2,316	46,482
Innoviva, Inc.(1)	24,408	291,676
Inogen, Inc.(1)	4,735	248,682
Inovalon Holdings, Inc. - Class A(1)	28,530	821,093
Inovio Pharmaceuticals, Inc.(1)	70,758	656,634
Inozyme Pharma, Inc.(1)	3,614	71,557
Insmed, Inc.(1)	38,699	1,318,088
Inspire Medical Systems, Inc.(1)	10,002	2,070,314
Insulet Corp.(1)	5,199	1,356,523
Integer Holdings Corp.(1)	7,887	726,393
Integra LifeSciences Holdings Corp.(1)	719,316	49,697,542
Intellia Therapeutics, Inc.(1)	20,964	1,682,466
Intercept Pharmaceuticals, Inc.(1)	10,106	233,246
Intersect ENT, Inc.(1)	12,320	257,242
Intra-Cellular Therapies, Inc.(1)	9,586	325,253
Invitae Corp.(1)	46,338	1,770,575
Ionis Pharmaceuticals, Inc.(1)	5,079	228,352
Iovance Biotherapeutics, Inc.(1)	11,030	349,210
IQVIA Holdings, Inc.(1)	5,760	1,112,486
iRadimed Corp.(1)	2,550	65,713
iRhythm Technologies, Inc.(1)	65,531	9,099,635
Ironwood Pharmaceuticals, Inc. - Class A(1)	61,087	682,953
iTeos Therapeutics, Inc.(1)	5,950	203,371
Joint Corp.(1)	5,143	248,767
Kadmon Holdings, Inc.(1)	66,571	258,961
Kala Pharmaceuticals, Inc.(1)	15,271	102,927
Kaleido BioSciences, Inc.(1)	5,096	41,278
KalVista Pharmaceuticals, Inc.(1)	1,390	35,709
Karuna Therapeutics, Inc.(1)	6,040	726,189
Karyopharm Therapeutics, Inc.(1)	26,698	280,863
Keros Therapeutics, Inc.(1)	4,719	290,454
Kindred Biosciences, Inc.(1)	12,444	61,847
Kiniksa Pharmaceuticals Ltd. - Class A(1)	9,285	171,865
Kinnate Biopharma, Inc.(1)	4,068	126,759
Kodiak Sciences, Inc.(1)	12,586	1,427,127
Kronos Bio, Inc.(1)	4,529	132,564
Krystal Biotech, Inc.(1)	5,758	443,596
Kura Oncology, Inc.(1)	23,731	670,875
Kymera Therapeutics, Inc.(1)	3,017	117,241
La Jolla Pharmaceutical Co.(1)	5,887	24,961
Laboratory Corp. of America Holdings(1)	423	107,878
Landos Biopharma, Inc.(1)	1,890	18,201
Lantheus Holdings, Inc.(1)	25,275	540,127
LeMaitre Vascular, Inc.	5,076	247,607
Lexicon Pharmaceuticals, Inc.(1)	19,038	111,753
LHC Group, Inc.(1)	75,207	14,380,330
Ligand Pharmaceuticals, Inc.(1)	35,579	5,424,019
Liquidia Technologies, Inc.(1)	9,449	25,418
LivaNova Plc(1)	13,177	971,540
LogicBio Therapeutics, Inc.(1)	6,711	48,856
Lucira Health, Inc.(1)	3,144	38,042
Luminex Corp.	16,429	524,085
Lyra Therapeutics, Inc.(1)	2,160	25,034
MacroGenics, Inc.(1)	7,560	240,786
Madrigal Pharmaceuticals, Inc.(1)	3,352	392,083

Magellan Health, Inc.(1)	4,144	386,387
Magenta Therapeutics, Inc.(1)	6,582	77,931
MannKind Corp.(1)	86,393	338,661
Maravai LifeSciences Holdings, Inc. - Class A(1)	235,825	8,404,803
Marinus Pharmaceuticals, Inc.(1)	11,120	172,138
Marker Therapeutics, Inc.(1)	10,772	24,129
Masimo Corp.(1)	112,873	25,922,413
McKesson Corp.	9,408	1,834,936
MediciNova, Inc.(1)	16,750	84,587
Medpace Holdings, Inc.(1)	109,291	17,929,189
MEI Pharma, Inc.(1)	34,830	119,467
MeiraGTx Holdings Plc(1)	8,288	119,596
Meridian Bioscience, Inc.(1)	14,103	370,204
Merit Medical Systems, Inc.(1)	20,707	1,239,935
Mersana Therapeutics, Inc.(1)	20,407	330,185
Mesa Laboratories, Inc.	40,423	9,843,000
Metacrine, Inc.(1)	2,178	13,504
Mettler-Toledo International, Inc.(1)	1,721	1,988,942
Milestone Scientific, Inc.(1)	15,432	55,092
Minerva Neurosciences, Inc.(1)	13,828	40,378
Mirati Therapeutics, Inc.(1)	16,351	2,800,926
Mirum Pharmaceuticals, Inc.(1)	1,020	20,216
Misonix, Inc.(1)	2,096	41,061
Moderna, Inc.(1)	22,638	2,964,446
ModivCare, Inc.(1)	4,624	684,907
Molecular Templates, Inc.(1)	9,768	123,272
Molina Healthcare, Inc.(1)	3,141	734,240
Morphic Holding, Inc.(1)	5,277	333,929
Mustang Bio, Inc.(1)	19,444	64,554
NanoString Technologies, Inc.(1)	14,627	961,140
NantHealth, Inc.(1)	10,420	33,448
Natera, Inc.(1)	27,144	2,756,202
National Research Corp.(1)	5,249	245,811
Natus Medical, Inc.(1)	4,124	105,616
Nemaura Medical, Inc.(1)	2,200	16,808
Neogen Corp.(1)	71,882	6,389,591
NeoGenomics, Inc.(1)	41,503	2,001,690
Neoleukin Therapeutics, Inc.(1)	12,695	156,275
Neubase Therapeutics, Inc.(1)	5,680	41,975
NeuroBo Pharmaceuticals, Inc.(1)	2,001	8,804
Neurocrine Biosciences, Inc.(1)	7,359	715,663
Nevro Corp.(1)	12,992	1,812,384
NexImmune, Inc.(1)	1,912	36,481
NextCure, Inc.(1)	5,605	56,106
NGM Biopharmaceuticals, Inc.(1)	9,176	266,746
Nkarta, Inc.(1)	6,143	202,105
Novavax, Inc.(1)	6,361	1,153,313
Novocure Ltd.(1)	7,984	1,055,325
Nurix Therapeutics, Inc.(1)	7,220	224,470
NuVasive, Inc.(1)	68,117	4,465,751
Nymox Pharmaceutical Corp.(1)	11,889	26,394
Oak Street Health, Inc.(1)	3,800	206,226
Ocular Therapeutix, Inc.(1)	27,845	456,936
Odonate Therapeutics, Inc.(1)	5,903	20,188
Olema Pharmaceuticals, Inc.(1)	3,649	121,074
Omeros Corp.(1)	22,607	402,405
Omnicell, Inc.(1)	169,651	22,032,575
OncoCyte Corp.(1)	27,253	141,443
Oncorus, Inc.(1)	2,296	31,960
Oncternal Therapeutics, Inc.(1)(3)	207	382
Ontrak, Inc.(1)	3,036	98,852
OptimizeRx Corp.(1)	6,238	304,102
Optinose, Inc.(1)	12,503	46,136
Option Care Health, Inc.(1)	30,592	542,702
OraSure Technologies, Inc.(1)	16,543	193,057
Organogenesis Holdings, Inc. - Class A(1)	9,147	166,658
Orgenesis, Inc.(1)	1,862	10,669
ORIC Pharmaceuticals, Inc.(1)	7,996	195,902
Ortho Clinical Diagnostics Holdings Plc(1)	26,736	515,871

OrthoPediatrics Corp.(1)	5,111	249,161
Osmotica Pharmaceuticals Plc(1)	4,695	15,306
Outset Medical, Inc.(1)	3,131	170,295
Ovid therapeutics, Inc.(1)	18,758	75,407
Oyster Point Pharma, Inc.(1)	2,473	45,206
Pacific Biosciences of California, Inc.(1)	61,040	2,033,242
Pacira BioSciences, Inc.(1)	91,868	6,439,028
Pandion Therapeutics, Inc.(1)	3,785	227,289
Paratek Pharmaceuticals, Inc.(1)	15,416	108,837
Passage Bio, Inc.(1)	6,773	118,392
PAVmed, Inc.(1)	23,684	105,157
Pennant Group, Inc.(1)	9,747	446,413
Penumbra, Inc.(1)	2,612	706,755
PerkinElmer, Inc.	1,718	220,402
Personalis, Inc.(1)	10,085	248,192
PetIQ, Inc. - Class A(1)	8,269	291,565
PhaseBio Pharmaceuticals, Inc.(1)	7,085	24,514
Phathom Pharmaceuticals, Inc.(1)	4,510	169,396
Phibro Animal Health Corp. - Class A	7,173	175,021
Phreesia, Inc.(1)	12,863	670,162
Pieris Pharmaceuticals, Inc.(1)	19,192	49,323
Pliant Therapeutics, Inc.(1)	7,233	284,474
PMV Pharmaceuticals, Inc.(1)	4,146	136,362
Poseida Therapeutics, Inc.(1)	9,963	95,147
PPD, Inc.(1)	87,279	3,302,637
PRA Health Sciences, Inc.(1)	42,047	6,447,067
Praxis Precision Medicines, Inc.(1)	3,289	107,748
Precigen, Inc.(1)	21,344	147,060
Precision BioSciences, Inc.(1)	16,474	170,506
Prelude Therapeutics, Inc.(1)	2,994	129,730
Prestige Consumer Healthcare, Inc.(1)	234,453	10,334,688
Progenity, Inc.(1)	6,680	31,797
Progyny, Inc.(1)	10,106	449,818
Protagonist Therapeutics, Inc.(1)	13,455	348,484
Protara Therapeutics, Inc.(1)	1,682	26,475
Provention Bio, Inc.(1)	20,272	212,755
PTC Therapeutics, Inc.(1)	23,634	1,119,070
Pulmonx Corp.(1)	3,614	165,304
Pulse Biosciences, Inc.(1)	5,278	124,983
Puma Biotechnology, Inc.(1)	11,980	116,446
Quanterix Corp.(1)	9,189	537,281
Quidel Corp.(1)	2,950	377,393
Quotient Ltd.(1)	28,719	105,686
R1 RCM, Inc.(1)	41,471	1,023,504
Radius Health, Inc.(1)	17,390	362,755
RadNet, Inc.(1)	16,644	362,007
RAPT Therapeutics, Inc.(1)	4,261	94,594
Reata Pharmaceuticals, Inc. - Class A(1)	1,855	184,943
Recro Pharma, Inc.(1)	7,194	20,071
REGENXBIO, Inc.(1)	14,786	504,350
Relay Therapeutics, Inc.(1)	13,840	478,449
Relmada Therapeutics, Inc.(1)	5,623	197,986
Repligen Corp.(1)	87,836	17,076,197
Replimune Group, Inc.(1)	9,153	279,258
Repro-Med Systems, Inc.(1)	11,164	39,297
ResMed, Inc.	42,234	8,194,241
Retractable Technologies, Inc.(1)	4,810	61,664
Revance Therapeutics, Inc.(1)	18,498	517,019
REVOLUTION Medicines, Inc.(1)	16,319	748,716
Rhythm Pharmaceuticals, Inc.(1)	14,565	309,798
Rigel Pharmaceuticals, Inc.(1)	66,160	226,267
Rocket Pharmaceuticals, Inc.(1)	14,291	634,092
Rockwell Medical, Inc.(1)	21,001	24,361
Royalty Pharma Plc - Class A	10,851	473,321
Rubius Therapeutics, Inc.(1)	2,448	64,872
Sage Therapeutics, Inc.(1)	111,274	8,328,859
Sana Biotechnology, Inc.(1)	1,517	50,774
Sangamo Therapeutics, Inc.(1)	44,052	551,972
Sarepta Therapeutics, Inc.(1)	5,969	444,870

Satsuma Pharmaceuticals, Inc.(1)	4,326	25,567
Scholar Rock Holding Corp.(1)	9,742	493,530
Schrodinger, Inc.(1)	11,498	877,182
Scopus Biopharma, Inc.(1)	1,640	13,858
scPharmaceuticals, Inc.(1)	2,912	19,365
Seagen, Inc.(1)	10,048	1,395,265
Seer, Inc. - Class A(1)	4,365	218,337
Select Medical Holdings Corp.(1)	41,498	1,415,082
Selecta Biosciences, Inc.(1)	12,425	56,223
Sensei Biotherapeutics, Inc.(1)	2,288	33,245
Seres Therapeutics, Inc.(1)	21,139	435,252
Sharps Compliance Corp.(1)	5,069	72,842
Shattuck Labs, Inc.(1)	3,825	111,843
Shockwave Medical, Inc.(1)	10,873	1,416,317
SI-BONE, Inc.(1)	11,052	351,564
Sientra, Inc.(1)	15,838	115,459
SIGA Technologies, Inc.(1)	20,245	131,592
Sigilon Therapeutics, Inc.(1)	2,317	51,785
Signify Health, Inc. - Class A(1)	1,233	36,078
Silk Road Medical, Inc.(1)	10,437	528,634
Silverback Therapeutics, Inc.(1)	3,817	166,536
Simulations Plus, Inc.	5,801	366,855
Soleno Therapeutics, Inc.(1)	17,325	21,830
Solid Biosciences, Inc.(1)	1,265	6,995
Soliton, Inc.(1)	2,676	47,017
Sorrento Therapeutics, Inc.(1)	95,699	791,431
Sotera Health Co.(1)	3,231	80,646
Spero Therapeutics, Inc.(1)	7,056	103,864
SpringWorks Therapeutics, Inc.(1)	9,192	676,255
Spruce Biosciences, Inc.(1)	1,895	31,457
SQZ Biotechnologies Co.(1)	1,543	21,108
STAAR Surgical Co.(1)	17,505	1,845,202
Stereotaxis, Inc.(1)	16,633	111,774
STERIS Plc	354	67,430
Stoke Therapeutics, Inc.(1)	5,191	201,618
Strongbridge Biopharma Plc(1)	14,055	38,792
Supernus Pharmaceuticals, Inc.(1)	86,160	2,255,669
Surgery Partners, Inc.(1)	9,871	436,890
Surmodics, Inc.(1)	5,123	287,247
Sutro Biopharma, Inc.(1)	10,650	242,394
Syndax Pharmaceuticals, Inc.(1)	11,882	265,682
Syneos Health, Inc. - Class A(1)	587	44,524
Syros Pharmaceuticals, Inc.(1)	18,040	134,939
Tabula Rasa HealthCare, Inc.(1)	7,980	367,479
Tactile Systems Technology, Inc.(1)	7,024	382,738
Talis Biomedical Corp.(1)	4,019	51,644
Tandem Diabetes Care, Inc.(1)	244,931	21,615,161
Tarsus Pharmaceuticals, Inc.(1)	1,801	58,046
Taysha Gene Therapies, Inc.(1)	2,589	52,557
TCR2 Therapeutics, Inc.(1)	763	16,847
Tela Bio, Inc.(1)	2,930	43,657
Teladoc Health, Inc.(1)	16,114	2,928,720
Teleflex, Inc.	2,329	967,606
Tenet Healthcare Corp.(1)	3,995	207,740
Terns Pharmaceuticals, Inc.(1)	2,608	57,376
TG Therapeutics, Inc.(1)	39,700	1,913,540
TherapeuticsMD, Inc.(1)	109,660	146,944
Theravance Biopharma, Inc.(1)	15,096	308,109
Tivity Health, Inc.(1)	7,612	169,900
Translate Bio, Inc.(1)	26,076	429,993
TransMedics Group, Inc.(1)	9,608	398,636
Travere Therapeutics, Inc. - Class Preferred(1)	21,148	528,066
Tricida, Inc.(1)	10,891	57,613
Triple-S Management Corp. - Class B(1)	592	15,410
Turning Point Therapeutics, Inc.(1)	13,321	1,260,033
Twist Bioscience Corp.(1)	17,943	2,222,420
Tyme Technologies, Inc.(1)	25,341	45,107
Ultragenyx Pharmaceutical, Inc.(1)	24,290	2,765,659
UNITY Biotechnology, Inc.(1)	13,641	81,846

UroGen Pharma Ltd.(1)	4,421	86,121
US Physical Therapy, Inc.	4,850	504,885
Utah Medical Products, Inc.	1,039	89,977
Vapotherm, Inc.(1)	7,509	180,366
Varian Medical Systems, Inc.(1)	920	162,408
Vaxart, Inc.(1)	16,450	99,523
Vaxcyte, Inc.(1)	8,742	172,655
VBI Vaccines, Inc.(1)	57,334	178,309
Veeva Systems, Inc. - Class A(1)	304,529	79,555,156
Venus Concept, Inc.(1)	5,753	13,520
Veracyte, Inc.(1)	25,242	1,356,758
Verastem, Inc.(1)	25,612	63,262
Vericel Corp.(1)	20,193	1,121,721
Verrica Pharmaceuticals, Inc.(1)	4,663	70,644
Viemed Healthcare, Inc.(1)	13,449	136,104
ViewRay, Inc.(1)	17,414	75,751
Viking Therapeutics, Inc.(1)	2,397	15,161
Vir Biotechnology, Inc.(1)	20,481	1,050,061
Vocera Communications, Inc.(1)	12,284	472,443
VolitionRX Ltd.(1)	12,133	45,863
Vor BioPharma, Inc.(1)	3,435	148,049
Voyager Therapeutics, Inc.(1)	9,674	45,565
vTv Therapeutics, Inc. - Class A(1)	4,994	14,083
VYNE Therapeutics, Inc.(1)	1,455	9,959
Waters Corp.(1)	135,857	38,606,484
WaVe Life Sciences Ltd.(1)	12,628	70,843
West Pharmaceutical Services, Inc.	173,116	48,780,626
Xencor, Inc.(1)	20,052	863,439
Xeris Pharmaceuticals, Inc.(1)	15,860	71,529
XOMA Corp.(1)	1,953	79,702
Y-mAbs Therapeutics, Inc.(1)	11,685	353,354
Zentalis Pharmaceuticals, Inc.(1)	10,284	446,223
ZIOPHARM Oncology, Inc.(1)	54,396	195,826
Zogenix, Inc.(1)	21,270	415,190
Zynex, Inc.(1)	7,318	111,746

Total Healthcare		1,271,470,980

Industrials – 13.94%
AAON, Inc.	15,696	1,098,877
Advanced Drainage Systems, Inc.	21,525	2,225,470
Aerojet Rocketdyne Holdings, Inc.	27,572	1,294,781
Aerovironment, Inc.(1)	8,273	960,164
Agrify Corp.(1)	962	12,006
Air Transport Services Group, Inc.(1)	22,444	656,711
Akerna Corp.(1)	7,667	37,875
Alamo Group, Inc.	3,067	478,912
Albany International Corp. - Class A	183,120	15,285,026
Allegiant Travel Co. - Class A(1)	586	143,019
Allegion Plc	4,747	596,318
Allied Motion Technologies, Inc.	2,427	124,578
Allison Transmission Holdings, Inc.	5,785	236,202
Alpha Pro Tech Ltd.(1)	4,395	42,895
Altra Industrial Motion Corp.	367,293	20,318,649
Ameresco, Inc. - Class A(1)	63,132	3,070,109
AMETEK, Inc.	405,000	51,730,650
Apogee Enterprises, Inc.	1,375	56,210
Applied Industrial Technologies, Inc.	5,819	530,518
Armstrong World Industries, Inc.	1,443	130,000
Array Technologies, Inc.(1)	339	10,109
ASGN, Inc.(1)	16,080	1,534,675
Atkore International Group, Inc.(1)	17,877	1,285,356
Atlas Air Worldwide Holdings, Inc.(1)	594	35,901
Avis Budget Group, Inc.(1)	20,117	1,459,287
Axon Enterprise, Inc.(1)	41,998	5,981,355
AZEK Co., Inc. - Class A(1)	93,812	3,944,795
Barrett Business Services, Inc.	220	15,149
Beacon Roofing Supply, Inc.(1)	214,134	11,203,491
Bloom Energy Corp. - Class A(1)	31,897	862,814
Blue Bird Corp.(1)	2,238	56,017
Boise Cascade Co.	2,561	153,225

Booz Allen Hamilton Holding Corp. - Class A	10,773	867,550
Brady Corp. - Class A	13,473	720,132
Brink’s Co.	18,808	1,490,158
Builders FirstSource, Inc.(1)	40,087	1,858,834
BWX Technologies, Inc.	4,861	320,534
CACI International, Inc. - Class A(1)	302	74,491
CAI International, Inc.	1,237	56,308
Carrier Global Corp.	24,721	1,043,721
Casella Waste Systems, Inc. - Class A(1)	16,189	1,029,135
CBIZ, Inc.(1)	3,047	99,515
CH Robinson Worldwide, Inc.	1,677	160,036
Cimpress Plc(1)	2,215	221,788
Cintas Corp.	6,201	2,116,463
Clarivate Plc(1)	1,180,000	31,140,200
Comfort Systems USA, Inc.	4,000	299,080
Construction Partners, Inc. - Class A(1)	4,814	143,842
Copart, Inc.(1)	16,270	1,767,085
CoreLogic, Inc.	276	21,873
Cornerstone Building Brands, Inc.(1)	6,620	92,879
CoStar Group, Inc.(1)	8,010	6,583,339
Covanta Holding Corp.	17,621	244,227
CRA International, Inc.	2,176	162,417
CSW Industrials, Inc.	5,233	706,455
Cubic Corp.	1,370	102,161
Daseke, Inc.(1)	17,476	148,371
Donaldson Co., Inc.	1,064	61,882
Douglas Dynamics, Inc.	7,877	363,524
Driven Brands Holdings, Inc.(1)	305	7,753
Dun & Bradstreet Holdings, Inc.(1)	5,409	128,788
Dycom Industries, Inc.(1)	8,437	783,375
EMCOR Group, Inc.	1,771	198,635
Energy Recovery, Inc.(1)	15,365	281,794
Enerpac Tool Group Corp. - Class A	8,563	223,666
EnerSys	1,481	134,475
Equifax, Inc.	7,116	1,288,921
ESCO Technologies, Inc.	9,000	980,010
EVI Industries, Inc.(1)	1,849	53,196
Evoqua Water Technologies Corp.(1)	44,078	1,159,251
ExOne Co.(1)	4,266	133,782
Expeditors International of Washington, Inc.	8,218	884,996
Exponent, Inc.	19,637	1,913,626
Fastenal Co.	36,821	1,851,360
Federal Signal Corp.	21,085	807,555
Forrester Research, Inc.(1)	4,235	179,903
Fortive Corp.	1,201,207	84,853,262
Forward Air Corp.	6,444	572,292
Franklin Covey Co.(1)	4,818	136,301
Franklin Electric Co., Inc.	16,350	1,290,669
FuelCell Energy, Inc.(1)	79,913	1,151,546
Gencor Industries, Inc.(1)	565	7,577
Generac Holdings, Inc.(1)	182,223	59,668,921
Gibraltar Industries, Inc.(1)	2,867	262,359
Gorman-Rupp Co.	1,021	33,805
Graco, Inc.	6,563	470,042
Granite Construction, Inc.	2,020	81,305
HC2 Holdings, Inc.(1)	19,996	78,784
Healthcare Services Group, Inc.	28,564	800,649
HEICO Corp.	2,846	358,027
HEICO Corp. - Class A	46,562	5,289,443
Helios Technologies, Inc.	5,262	383,442
Herc Holdings, Inc.(1)	511	51,780
Huntington Ingalls Industries, Inc.	286	58,873
Huron Consulting Group, Inc.(1)	676	34,057
Hydrofarm Holdings Group, Inc.(1)	1,533	92,471
IAA, Inc.(1)	2,490	137,299
ICF International, Inc.	3,450	301,530
IDEX Corp.	174,532	36,533,038
IES Holdings, Inc.(1)	1,034	52,124
IHS Markit Ltd.	17,155	1,660,261

Ingersoll Rand, Inc.(1)	566,530	27,878,941
Insperity, Inc.	6,837	572,530
Interface, Inc. - Class A	4,177	52,129
JB Hunt Transport Services, Inc.	20,503	3,445,939
John Bean Technologies Corp.	11,967	1,595,680
Kadant, Inc.	4,371	808,679
Kaman Corp.	1,130	57,958
KBR, Inc.	6,725	258,173
Kforce, Inc.	7,551	404,734
Kornit Digital Ltd.(1)	83,464	8,272,952
Kratos Defense & Security Solutions, Inc.(1)	268,068	7,312,895
Landstar System, Inc.	62,178	10,263,101
Lawson Products, Inc.(1)	1,044	54,142
Leidos Holdings, Inc.	1,052	101,287
Lincoln Electric Holdings, Inc.	1,926	236,782
Lindsay Corp.	4,145	690,640
Luxfer Holdings Plc	406	8,640
Lyft, Inc. - Class A(1)	325,764	20,581,770
ManTech International Corp. - Class A	4,378	380,667
Marten Transport Ltd.	10,971	186,178
Masonite International Corp.(1)	9,314	1,073,345
MasTec, Inc.(1)	1,475	138,207
Mastech Digital, Inc.(1)	1,347	23,721
McGrath RentCorp	5,291	426,719
Mercury Systems, Inc.(1)	79,440	5,612,436
Meritor, Inc.(1)	20,294	597,049
Montrose Environmental Group, Inc.(1)	3,135	157,346
MSA Safety, Inc.	631	94,663
MSC Industrial Direct Co., Inc. - Class A	189,114	17,056,192
Mueller Water Products, Inc. - Class A	3,170	44,031
MYR Group, Inc.(1)	3,930	281,663
National Presto Industries, Inc.	169	17,250
Nordson Corp.	138,720	27,560,890
NV5 Global, Inc.(1)	3,853	372,084
Old Dominion Freight Line, Inc.	6,666	1,602,573
Omega Flex, Inc.	1,114	175,878
Orion Energy Systems, Inc.(1)	9,805	68,243
PAE, Inc.(1)	22,926	206,793
PAM Transportation Services, Inc.(1)	135	8,330
Parsons Corp.(1)	6,271	253,599
PGT Innovations, Inc.(1)	8,165	206,166
Pitney Bowes, Inc.	26,481	218,203
Plug Power, Inc.(1)	157,471	5,643,761
Primoris Services Corp.	328,367	10,878,799
Proto Labs, Inc.(1)	38,564	4,695,167
Quanta Services, Inc.	2,189	192,588
Raven Industries, Inc.	1,161	44,501
RBC Bearings, Inc.(1)	133,577	26,283,946
Red Violet, Inc.(1)	2,879	53,031
REV Group, Inc.	1,249	23,931
Rexnord Corp.	3,479	163,826
Rockwell Automation, Inc.	103,494	27,471,447
Rollins, Inc.	15,421	530,791
Saia, Inc.(1)	10,044	2,315,946
Science Applications International Corp.	575	48,064
Shoals Technologies Group, Inc. - Class A(1)	555	19,303
Shyft Group, Inc.	13,177	490,184
Simpson Manufacturing Co., Inc.	127,479	13,223,397
SiteOne Landscape Supply, Inc.(1)	63,088	10,771,645
SPX Corp.(1)	12,183	709,903
Sterling Construction Co., Inc.(1)	1,768	41,018
Sunrun, Inc.(1)	60,671	3,669,382
Systemax, Inc.	3,290	135,285
Teledyne Technologies, Inc.(1)	54,084	22,371,847
Tennant Co.	6,963	556,274
Tetra Tech, Inc.	20,606	2,796,646
Toro Co.	328,856	33,918,208
TPI Composites, Inc.(1)	11,751	663,109
Transcat, Inc.(1)	2,609	128,050

TransDigm Group, Inc.(1)	930	546,766
TransUnion	197,937	17,814,330
Trex Co., Inc.(1)	66,057	6,046,858
TriNet Group, Inc.(1)	15,751	1,227,948
UFP Industries, Inc.	19,269	1,461,361
UniFirst Corp.	55,392	12,391,744
Universal Logistics Holdings, Inc.	1,961	51,594
Upwork, Inc.(1)	35,453	1,587,231
Vectrus, Inc.(1)	1,584	84,649
Verisk Analytics, Inc. - Class A	122,676	21,675,622
Vertiv Holdings Co. - Class A	18,816	376,320
Vicor Corp.(1)	7,376	627,181
Virgin Galactic Holdings, Inc.(1)	4,599	140,867
Watts Water Technologies, Inc. - Class A	4,647	552,110
Welbilt, Inc.(1)	13,868	225,355
Werner Enterprises, Inc.	20,285	956,843
Willdan Group, Inc.(1)	2,679	109,973
WillScot Mobile Mini Holdings Corp. - Class A(1)	23,170	642,968
WW Grainger, Inc.	2,544	1,019,966
XPO Logistics, Inc.(1)	368	45,374

Total Industrials		757,622,394

Information Technology – 24.98%
2U, Inc.(1)	1,734	66,291
8x8, Inc.(1)	139,577	4,527,878
908 Devices, Inc.(1)	2,182	105,827
A10 Networks, Inc.(1)	22,563	216,830
ACI Worldwide, Inc.(1)	43,754	1,664,840
Advanced Energy Industries, Inc.	14,519	1,585,039
Agilysys, Inc.(1)	7,296	349,916
Akamai Technologies, Inc.(1)	10,445	1,064,345
Akoustis Technologies, Inc.(1)	14,049	187,414
Alarm.com Holdings, Inc.(1)	18,158	1,568,488
Allegro MicroSystems, Inc.(1)	1,519	38,507
Altair Engineering, Inc. - Class A(1)	191,069	11,955,187
Alteryx, Inc. - Class A(1)	4,273	354,488
Ambarella, Inc.(1)	3,898	391,320
American Software, Inc. - Class A	224,875	4,654,912
Amkor Technology, Inc.	6,372	151,080
Amphenol Corp. - Class A	27,452	1,811,008
Anaplan, Inc.(1)	10,611	571,402
ANSYS, Inc.(1)	17,877	6,070,314
Appfolio, Inc. - Class A(1)	6,233	881,409
Appian Corp. - Class A(1)	13,597	1,807,721
Arista Networks, Inc.(1)	88,823	26,814,775
Asana, Inc. - Class A(1)	690,000	19,720,200
Aspen Technology, Inc.(1)	35,282	5,092,251
Atlassian Corp. Plc - Class A(1)	251,838	53,077,377
Atomera, Inc.(1)	7,038	172,431
Avalara, Inc.(1)	6,536	872,098
Avaya Holdings Corp.(1)	31,957	895,755
Avid Technology, Inc.(1)	12,097	255,368
Axcelis Technologies, Inc.(1)	11,671	479,561
Badger Meter, Inc.	51,771	4,818,327
Benefitfocus, Inc.(1)	11,376	157,103
BigCommerce Holdings, Inc.(1)	118,579	6,853,866
Bill.com Holdings, Inc.(1)	5,849	851,029
Black Knight, Inc.(1)	11,992	887,288
Blackbaud, Inc.(1)	18,590	1,321,377
Blackline, Inc.(1)	19,469	2,110,440
BM Technologies, Inc.(1)	132	1,538
Bottomline Technologies DE, Inc.(1)	16,953	767,123
Box, Inc. - Class A(1)	54,757	1,257,221
Brightcove, Inc.(1)	15,090	303,611
Broadridge Financial Solutions, Inc.	9,072	1,388,923
Brooks Automation, Inc.	27,760	2,266,604
C3.ai, Inc. - Class A(1)	1,021	67,294
Cadence Design Systems, Inc.(1)	97,978	13,422,006
CalAmp Corp.(1)	8,965	97,270
Calix, Inc.(1)	20,114	697,151

Cambium Networks Corp.(1)	3,091	144,412
Cardtronics Plc - Class A(1)	9,870	382,956
Casa Systems, Inc.(1)	12,384	118,020
Cass Information Systems, Inc.	5,557	257,122
CDK Global, Inc.	1,205	65,142
CDW Corp.	11,318	1,875,959
Ceridian HCM Holding, Inc.(1)	229,309	19,323,869
CEVA, Inc.(1)	8,396	471,435
ChannelAdvisor Corp.(1)	10,646	250,713
Ciena Corp.(1)	73,607	4,027,775
Citrix Systems, Inc.	2,643	370,971
Clearfield, Inc.(1)	4,116	124,015
Cloudera, Inc.(1)	38,125	463,981
Cloudflare, Inc. - Class A(1)	9,214	647,376
CMC Materials, Inc.	11,093	1,961,131
Cognex Corp.	261,364	21,690,598
Cognyte Software Ltd.(1)	11,109	308,941
Coherent, Inc.(1)	1,600	404,624
Cohu, Inc.(1)	1,146	47,949
CommScope Holding Co., Inc.(1)	1,075	16,512
CommVault Systems, Inc.(1)	16,147	1,041,482
Cornerstone OnDemand, Inc.(1)	23,462	1,022,474
Corsair Gaming, Inc.(1)	4,894	162,921
Coupa Software, Inc.(1)	105,585	26,869,271
Crowdstrike Holdings, Inc. - Class A(1)	8,915	1,627,077
CSG Systems International, Inc.	12,347	554,257
CyberArk Software Ltd.(1)	23,989	3,102,737
CyberOptics Corp.(1)	2,572	66,795
Datadog, Inc. - Class A(1)	291,892	24,326,279
Datto Holding Corp.(1)	941	21,558
Diebold Nixdorf, Inc.(1)	10,708	151,304
Digimarc Corp.(1)	4,209	124,839
Digital Turbine, Inc.(1)	32,181	2,586,065
Diodes, Inc.(1)	2,818	224,989
DocuSign, Inc. - Class A(1)	34,112	6,905,974
Dolby Laboratories, Inc. - Class A	553	54,592
Domo, Inc. - Class B(1)	10,106	568,867
Dropbox, Inc. - Class A(1)	19,452	518,590
DSP Group, Inc.(1)	7,562	107,759
Duck Creek Technologies, Inc.(1)	207,197	9,352,873
Dynatrace, Inc.(1)	14,575	703,098
Ebix, Inc.	5,756	184,365
eGain Corp.(1)	2,520	23,915
Elastic NV(1)	5,271	586,135
Endava Plc - ADR(1)	93,237	7,896,242
Enphase Energy, Inc.(1)	8,424	1,366,036
Entegris, Inc.	9,939	1,111,180
Envestnet, Inc.(1)	110,949	8,013,846
EPAM Systems, Inc.(1)	4,213	1,671,255
ePlus, Inc.(1)	4,241	422,573
Everbridge, Inc.(1)	2,774	336,153
EVERTEC, Inc.	23,041	857,586
Evo Payments, Inc. - Class A(1)	17,426	479,564
ExlService Holdings, Inc.(1)	174,406	15,724,445
Extreme Networks, Inc.(1)	46,293	405,064
Fabrinet(1)	14,034	1,268,533
Fair Isaac Corp.(1)	2,218	1,078,059
FARO Technologies, Inc.(1)	6,273	543,054
Fastly, Inc. - Class A(1)	6,250	420,500
Fidelity National Information Services, Inc.	96,453	13,562,256
FireEye, Inc.(1)	243,496	4,765,217
Five9, Inc.(1)	28,328	4,428,516
FleetCor Technologies, Inc.(1)	6,538	1,756,303
FormFactor, Inc.(1)	29,516	1,331,467
Fortinet, Inc.(1)	33,088	6,102,089
Gartner, Inc.(1)	6,881	1,256,127
Genasys, Inc.(1)	11,938	79,865
Genpact Ltd.	5,784	247,671
Global Payments, Inc.	400,285	80,689,450

Globant SA(1)	3,062	635,702
GoDaddy, Inc. - Class A(1)	13,332	1,034,830
GreenSky, Inc. - Class A(1)	23,633	146,288
Grid Dynamics Holdings, Inc.(1)	10,372	165,226
GTT Communications, Inc.(1)	9,926	18,165
Guidewire Software, Inc.(1)	27,232	2,767,588
Hackett Group, Inc.	8,372	137,217
HubSpot, Inc.(1)	117,579	53,405,558
I3 Verticals, Inc. - Class A(1)	7,095	220,832
IBEX Holdings Ltd.(1)	647	14,234
Ichor Holdings Ltd.(1)	10,325	555,485
II-VI, Inc.(1)	34,555	2,362,525
Immersion Corp.(1)	4,671	44,748
Impinj, Inc.(1)	6,522	370,906
Infinera Corp.(1)	31,516	303,499
Inphi Corp.(1)	3,797	677,423
Inseego Corp.(1)	26,397	263,970
Insight Enterprises, Inc.(1)	3,664	349,619
Intellicheck, Inc.(1)	6,945	58,199
Intelligent Systems Corp.(1)	2,882	117,903
InterDigital, Inc.	3,679	233,433
International Money Express, Inc.(1)	10,792	161,988
Intevac, Inc.(1)	2,791	19,956
IPG Photonics Corp.(1)	90,359	19,060,327
Iteris, Inc.(1)	16,532	102,002
Itron, Inc.(1)	16,811	1,490,295
J2 Global, Inc.(1)	16,568	1,985,840
Jabil, Inc.	2,213	115,430
Jack Henry & Associates, Inc.	4,731	717,787
Jamf Holding Corp.(1)	1,618	57,148
JFrog Ltd.(1)	183,834	8,156,715
Keysight Technologies, Inc.(1)	5,004	717,574
KLA Corp.	12,311	4,067,554
Lattice Semiconductor Corp.(1)	583,752	26,280,515
Limelight Networks, Inc.(1)	47,490	169,539
Littelfuse, Inc.	30,854	8,159,032
LivePerson, Inc.(1)	23,821	1,256,320
LiveRamp Holdings, Inc.(1)	20,088	1,042,165
Lumentum Holdings, Inc.(1)	618	56,454
Luna Innovations, Inc.(1)	10,758	113,282
MACOM Technology Solutions Holdings, Inc.(1)	18,315	1,062,636
Manhattan Associates, Inc.(1)	142,869	16,769,963
Maxeon Solar Technologies Ltd.(1)	2,815	88,841
Maxim Integrated Products, Inc.	7,008	640,321
MAXIMUS, Inc.	23,382	2,081,933
MaxLinear, Inc. - Class A(1)	15,669	534,000
McAfee Corp. - Class A	1,456	33,109
Medallia, Inc.(1)	1,377,038	38,405,590
Methode Electronics, Inc.	2,444	102,599
Microchip Technology, Inc.	65,072	10,100,476
MicroStrategy, Inc. - Class A(1)	1,756	1,191,973
Mimecast Ltd.(1)	22,205	892,863
Mitek Systems, Inc.(1)	15,967	232,799
MKS Instruments, Inc.	3,268	605,953
Model N, Inc.(1)	13,289	468,171
MongoDB, Inc. - Class A(1)	4,133	1,105,288
Monolithic Power Systems, Inc.	3,487	1,231,643
Motorola Solutions, Inc.	1,386	260,637
Napco Security Technologies, Inc.(1)	5,415	188,604
National Instruments Corp.	85,775	3,704,193
nCino, Inc.(1)	3,030	202,162
NeoPhotonics Corp.(1)	12,816	153,151
NetApp, Inc.	9,526	692,254
New Relic, Inc.(1)	260,201	15,997,157
NIC, Inc.	25,142	853,068
Nice Ltd. - ADR(1)	35,244	7,682,135
nLight, Inc.(1)	13,343	432,313
NortonLifeLock, Inc.	42,855	911,097
Novanta, Inc.(1)	13,082	1,725,385

Nuance Communications, Inc.(1)	277,986	12,131,309
Nutanix, Inc. - Class A(1)	14,951	397,099
NVE Corp.	1,677	117,558
Okta, Inc. - Class A(1)	143,776	31,692,544
ON24, Inc.(1)	2,322	112,640
OneSpan, Inc.(1)	12,885	315,683
Onto Innovation, Inc.(1)	244,091	16,039,220
OSI Systems, Inc.(1)	6,476	622,344
PagerDuty, Inc.(1)	5,559	223,639
Pagseguro Digital Ltd. - Class A(1)	343,169	15,888,725
Palo Alto Networks, Inc.(1)	122,665	39,505,490
PAR Technology Corp.(1)	7,282	476,316
Park City Group, Inc.(1)	1,887	11,530
Paychex, Inc.	20,103	1,970,496
Paycom Software, Inc.(1)	3,851	1,425,101
Paylocity Holding Corp.(1)	3,031	545,065
Paysign, Inc.(1)	12,905	56,395
PC Connection, Inc.	369	17,118
PDF Solutions, Inc.(1)	10,265	182,512
Pegasystems, Inc.	2,816	321,981
Perficient, Inc.(1)	12,452	731,181
Perspecta, Inc.	44,015	1,278,636
PFSweb, Inc.(1)	5,055	34,121
Ping Identity Holding Corp.(1)	14,186	311,099
Pixelworks, Inc.(1)	15,480	51,239
Plantronics, Inc.(1)	4,284	166,690
Plexus Corp.(1)	8,832	811,131
Pluralsight, Inc. - Class A(1)	9,693	216,542
Power Integrations, Inc.	87,848	7,157,855
Priority Technology Holdings, Inc.(1)	2,478	17,197
Progress Software Corp.	16,921	745,539
Proofpoint, Inc.(1)	250,193	31,471,777
PROS Holdings, Inc.(1)	88,355	3,755,088
PTC, Inc.(1)	52,960	7,289,944
Pure Storage, Inc. - Class A(1)	1,034,208	22,276,840
Q2 Holdings, Inc.(1)	62,062	6,218,612
QAD, Inc. - Class A	4,494	299,211
Qualys, Inc.(1)	107,347	11,247,819
Quantum Corp.(1)	2,800	23,324
Rackspace Technology, Inc.(1)	10,953	260,462
Rapid7, Inc.(1)	66,279	4,945,076
RealPage, Inc.(1)	6,085	530,612
Repay Holdings Corp. - Class A(1)	166,886	3,918,483
Research Frontiers, Inc.(1)	8,750	24,850
Resonant, Inc.(1)	18,761	79,547
Rimini Street, Inc.(1)	8,406	75,402
RingCentral, Inc. - Class A(1)	27,010	8,045,739
Rogers Corp.(1)	1,241	233,569
Sailpoint Technologies Holdings, Inc.(1)	33,643	1,703,682
Sapiens International Corp. NV	10,504	333,922
SecureWorks Corp. - Class A(1)	391	5,232
Semtech Corp.(1)	125,331	8,647,839
ServiceNow, Inc.(1)	28,500	14,253,135
ShotSpotter, Inc.(1)	3,156	110,681
Silicon Laboratories, Inc.(1)	122,387	17,265,134
SiTime Corp.(1)	4,465	440,249
Skyworks Solutions, Inc.	153,246	28,117,576
Slack Technologies, Inc. - Class A(1)	39,274	1,595,703
SMART Global Holdings, Inc.(1)	5,224	240,408
Smartsheet, Inc. - Class A(1)	397,890	25,433,129
Smith Micro Software, Inc.(1)	12,749	70,183
SolarEdge Technologies, Inc.(1)	3,873	1,113,255
Splunk, Inc.(1)	110,836	15,016,061
Sprout Social, Inc. - Class A(1)	10,654	615,375
SPS Commerce, Inc.(1)	222,516	22,098,064
SS&C Technologies Holdings, Inc.	3,810	266,205
StoneCo Ltd. - Class A(1)	15,984	978,540
Sumo Logic, Inc.(1)	4,425	83,456
SunPower Corp. - Class A(1)	20,298	678,968

Super Micro Computer, Inc.(1)	4,729	184,715
SVMK, Inc.(1)	46,944	860,014
Switch, Inc. - Class A	6,404	104,129
Sykes Enterprises, Inc.(1)	759	33,457
Synaptics, Inc.(1)	12,616	1,708,459
Synopsys, Inc.(1)	188,671	46,748,900
Telos Corp.(1)	5,217	197,829
Tenable Holdings, Inc.(1)	27,148	982,350
Teradata Corp.(1)	6,642	255,983
Teradyne, Inc.	13,113	1,595,590
Trade Desk, Inc. - Class A(1)	3,277	2,135,490
Trimble, Inc.(1)	425,568	33,104,935
TTEC Holdings, Inc.	6,933	696,420
Tucows, Inc. - Class A(1)	3,543	274,583
Twilio, Inc. - Class A(1)	9,485	3,232,109
Tyler Technologies, Inc.(1)	56,099	23,815,708
Ubiquiti, Inc.	548	163,468
Ultra Clean Holdings, Inc.(1)	15,341	890,392
Unisys Corp.(1)	2,298	58,415
Unity Software, Inc.(1)	9,854	988,455
Universal Display Corp.	3,402	805,492
Upland Software, Inc.(1)	10,157	479,309
Varonis Systems, Inc. - Class B(1)	99,156	5,090,669
Verint Systems, Inc.(1)	11,115	505,621
VeriSign, Inc.(1)	4,748	943,712
Veritone, Inc.(1)	10,096	242,102
Verra Mobility Corp. - Class A(1)	51,118	691,882
Viant Technology, Inc. - Class A(1)	3,256	172,210
Viavi Solutions, Inc.(1)	87,339	1,371,222
VirnetX Holding Corp.	11,963	66,634
Western Union Co.	6,282	154,914
WEX, Inc.(1)	31,045	6,495,235
Wix.com Ltd.(1)	13,027	3,637,399
Workday, Inc. - Class A(1)	202,500	50,307,075
Workiva, Inc. - Class A(1)	15,176	1,339,434
Wrap Technologies, Inc.(1)	4,552	25,309
Xilinx, Inc.	19,370	2,399,943
Xperi Holding Corp.	2,566	55,862
Yext, Inc.(1)	40,222	582,415
Zebra Technologies Corp. - Class A(1)	3,803	1,845,140
Zendesk, Inc.(1)	121,192	16,072,483
Zix Corp.(1)	20,739	156,579
Zscaler, Inc.(1)	299,877	51,479,885
Zuora, Inc. - Class A(1)	39,763	588,492

Total Information Technology		1,357,168,124

Materials – 2.47%
Amcor Plc	18,658	217,925
American Vanguard Corp.	2,125	43,371
Amyris, Inc.(1)	3,689	70,460
AptarGroup, Inc.	259,500	36,763,365
Avery Dennison Corp.	2,703	496,406
Balchem Corp.	35,014	4,391,106
Ball Corp.	254,463	21,563,195
Berry Global Group, Inc.(1)	205,328	12,607,139
Caledonia Mining Corp. Plc	1,685	24,079
Chase Corp.	93,832	10,921,107
Compass Minerals International, Inc.	13,020	816,614
Crown Holdings, Inc.	1,085	105,288
Ferro Corp.(1)	23,042	388,488
FMC Corp.	2,022	223,653
Forterra, Inc.(1)	11,132	258,819
Gatos Silver, Inc.(1)	2,682	26,740
GCP Applied Technologies, Inc.(1)	14,685	360,370
Graphic Packaging Holding Co.	758,192	13,768,767
Hawkins, Inc.	3,984	133,544
HB Fuller Co.	12,769	803,298
Ingevity Corp.(1)	135,200	10,211,656
Innospec, Inc.	108,171	11,108,080
Koppers Holdings, Inc.(1)	4,753	165,214

Louisiana-Pacific Corp.	41,992	2,328,876
Marrone Bio Innovations, Inc.(1)	22,693	47,428
Materion Corp.	2,345	155,333
Myers Industries, Inc.	4,741	93,682
NewMarket Corp.	452	171,832
Novagold Resources, Inc.(1)	84,543	740,597
O-I Glass, Inc.(1)	45,962	677,480
Orion Engineered Carbons SA(1)	12,753	251,489
Pactiv Evergreen, Inc.	3,048	41,880
PQ Group Holdings, Inc.	2,462	41,115
Quaker Chemical Corp.	5,080	1,238,352
Royal Gold, Inc.	3,705	398,732
RPM International, Inc.	8,471	778,061
Scotts Miracle-Gro Co.	3,018	739,320
Sensient Technologies Corp.	6,617	516,126
Stepan Co.	684	86,943
Trinseo SA	4,579	291,545
Tronox Holdings Plc - Class A	14,405	263,612
UFP Technologies, Inc.(1)	320	15,942
United States Lime & Minerals, Inc.	55	7,354
WR Grace & Co.	1,594	95,417

Total Materials		134,449,800

Real Estate – 1.32%
Agree Realty Corp.	130,490	8,783,282
Alexander’s, Inc.	770	213,521
Altisource Portfolio Solutions SA(1)	222	2,040
Americold Realty Trust	1,554	59,782
Bluerock Residential Growth REIT, Inc. - Class A	2,555	25,831
Broadstone Net Lease, Inc. - Class A	2,032	37,186
Brookfield Property REIT, Inc. - Class A	2,857	51,283
CareTrust REIT, Inc.	4,702	109,486
CatchMark Timber Trust, Inc. - Class A	1,573	16,013
CIM Commercial Trust Corp.	4,616	59,500
Clipper Realty, Inc.	4,626	36,638
Community Healthcare Trust, Inc.	8,521	392,989
CoreSite Realty Corp.	59,657	7,149,892
Corporate Office Properties Trust	309,965	8,161,379
Cushman & Wakefield Plc(1)	14,415	235,253
Easterly Government Properties, Inc.	31,049	643,646
EastGroup Properties, Inc.	14,187	2,032,713
Equity LifeStyle Properties, Inc.	5,628	358,166
eXp World Holdings, Inc.(1)	19,006	865,723
Extra Space Storage, Inc.	7,117	943,358
Fathom Holdings, Inc.(1)	674	24,689
FirstService Corp.	46,530	6,895,281
Four Corners Property Trust, Inc.	28,096	769,830
Gladstone Commercial Corp.	2,991	58,504
Gladstone Land Corp.	3,940	72,102
Indus Realty Trust, Inc.	777	46,744
Innovative Industrial Properties, Inc. - Class A	3,708	668,033
Iron Mountain, Inc.	13,380	495,194
LTC Properties, Inc.	5,568	232,297
Marcus & Millichap, Inc.(1)	914	30,802
Maui Land & Pineapple Co., Inc.(1)	1,513	17,475
Monmouth Real Estate Investment Corp.	32,077	567,442
National Health Investors, Inc.	5,422	391,902
National Storage Affiliates Trust	23,925	955,325
NETSTREIT Corp.	659	12,185
NexPoint Residential Trust, Inc.	1,390	64,065
Pebblebrook Hotel Trust	302,235	7,341,288
Plymouth Industrial REIT, Inc.	9,284	156,435
PS Business Parks, Inc.	7,674	1,186,247
QTS Realty Trust, Inc. - Class A	23,112	1,433,869
Redfin Corp.(1)	38,104	2,537,345
RMR Group, Inc. - Class A	5,229	213,396
Ryman Hospitality Properties, Inc.(1)	16,679	1,292,789

Safehold, Inc.	3,752	263,015
Saul Centers, Inc.	3,898	156,349
Simon Property Group, Inc.	20,316	2,311,351
St Joe Co.	6,291	269,884
STAG Industrial, Inc.	4,828	162,269
Terreno Realty Corp.	198,068	11,442,388
UMH Properties, Inc.	11,015	211,158
Uniti Group, Inc.	73,860	814,676
Universal Health Realty Income Trust	4,324	293,081

Total Real Estate		71,565,091

Utilities – 0.15%
American States Water Co.	14,086	1,065,183
Artesian Resources Corp. - Class A	279	10,987
Atlantic Power Corp.(1)	4,183	12,089
Brookfield Infrastructure Corp. - Class A	5,987	457,227
Brookfield Renewable Corp. - Class A	4,163	194,828
Cadiz, Inc.(1)	4,605	44,162
California Water Service Group	17,424	981,668
Chesapeake Utilities Corp.	6,152	714,124
Clearway Energy, Inc. - Class A	2,762	73,221
Clearway Energy, Inc. - Class C	6,270	176,438
Genie Energy Ltd. - Class B	5,575	35,345
Global Water Resources, Inc.	4,475	72,987
MGE Energy, Inc.	3,699	264,072
Middlesex Water Co.	6,522	515,368
Northwest Natural Holding Co.	1,221	65,873
NRG Energy, Inc.	6,689	252,376
ONE Gas, Inc.	2,235	171,894
Ormat Technologies, Inc.	16,726	1,313,493
Otter Tail Corp.	5,146	237,591
Pure Cycle Corp.(1)	7,454	100,033
RGC Resources, Inc.	1,270	28,169
SJW Group	5,330	335,737
South Jersey Industries, Inc.	22,558	509,360
Southwest Gas Holdings, Inc.	1,765	121,273
Spark Energy, Inc. - Class A	4,884	52,161
Sunnova Energy International, Inc.(1)	2,630	107,357
York Water Co.	4,885	239,218

Total Utilities		8,152,234

Total Common Stocks (Cost: $3,480,529,273)		5,353,724,933

SHORT-TERM INVESTMENTS – 1.37%
Money Market Funds – 0.93%
Goldman Sachs Financial Square Government Fund - Class I, 0.04%(2)	50,255,989	50,255,989

Total Money Market Funds (Cost: $50,255,989)		50,255,989

	Principal Amount	Value
Time Deposits – 0.44%
ANZ, London, 0.01% due 04/01/2021	$5,358,479	5,358,479
BBVA, Madrid, 0.01% due 04/01/2021	14,737,587	14,737,587
Royal Bank of Canada, Toronto, 0.01% due 04/01/2021	1,653,299	1,653,299
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 04/01/2021	2,251,438	2,251,438

Total Time Deposits (Cost: $24,000,803)		24,000,803

Total Short-Term Investments (Cost: $74,256,792)		74,256,792

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $3,554,786,065)		5,427,981,725

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.09%		4,833,232

TOTAL NET ASSETS – 100.00%		$5,432,814,957

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16,144, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	E-mini Russell 2000 Future	Morgan Stanley	Jun. 2021	$2,523,478	$2,444,750	$(78,728)
3	NASDAQ 100 E-mini Future	Morgan Stanley	Jun. 2021	781,206	785,385	4,179
2	S&P 500 E-mini Future	Morgan Stanley	Jun. 2021	393,019	396,750	3,731

						(70,818)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.50%
Communication Services – 1.58%
Alaska Communications Systems Group, Inc.	17,472	$56,784
Altice USA, Inc. - Class A(1)	227,766	7,409,228
AMC Entertainment Holdings, Inc. - Class A(1)	139,406	1,423,335
AMC Networks, Inc. - Class A(1)	72,115	3,833,633
ATN International, Inc.	3,893	191,224
Boston Omaha Corp. - Class A(1)	4,860	143,662
Cars.com, Inc.(1)	25,831	334,770
Cincinnati Bell, Inc.(1)	12,967	199,043
Cinemark Holdings, Inc.(1)	39,726	810,808
comScore, Inc.(1)	24,386	89,253
Consolidated Communications Holdings, Inc.(1)	25,063	180,454
Daily Journal Corp.(1)	118	37,341
DHI Group, Inc.(1)	15,912	53,305
Discovery, Inc. - Class A(1)	4,665	202,741
Discovery, Inc. - Class C(1)	9,278	342,265
DISH Network Corp. - Class A(1)	7,347	265,961
Emerald Holding, Inc.(1)	8,635	47,665
Entercom Communications Corp. - Class A(1)	41,767	219,277
Entravision Communications Corp. - Class A	23,208	93,760
Eros STX Global Corp.(1)	56,987	103,146
EW Scripps Co. - Class A	20,836	401,510
Fluent, Inc.(1)	15,046	61,689
Fox Corp. - Class A	9,990	360,739
Fox Corp. - Class B	4,700	164,171
Gaia, Inc. - Class A(1)	3,882	46,157
Gannett Co., Inc.(1)	49,160	264,481
Gogo, Inc.(1)	1,267	12,239
Gray Television, Inc.	22,225	408,940
Hemisphere Media Group, Inc. - Class A(1)	6,633	77,274
IDT Corp. - Class B(1)	2,606	59,052
iHeartMedia, Inc. - Class A(1)	21,491	390,062
IMAX Corp.(1)	282,594	5,680,139
Interpublic Group of Companies, Inc.	11,706	341,815
Iridium Communications, Inc.(1)	15,749	649,646
John Wiley & Sons, Inc. - Class A	1,296	70,243
Liberty Broadband Corp. - Class A(1)	744	107,992
Liberty Broadband Corp. - Class C(1)	4,779	717,567
Liberty Latin America Ltd. - Class A(1)	16,912	216,981
Liberty Latin America Ltd. - Class C(1)	56,570	734,279
Liberty Media Corp.-Liberty Braves - Class A(1)	1,406	40,085
Liberty Media Corp.-Liberty Braves - Class C(1)	5,589	155,486
Liberty Media Corp.-Liberty Formula One - Class A(1)	748	28,588
Liberty Media Corp.-Liberty Formula One - Class C(1)	149,782	6,484,063
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,187	96,403
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4,583	202,156
Liberty TripAdvisor Holdings, Inc. - Class A(1)	26,958	171,992
Lions Gate Entertainment Corp. - Class A(1)	1,910	28,554
Lions Gate Entertainment Corp. - Class B(1)	3,274	42,235
Live Nation Entertainment, Inc.(1)	86,145	7,292,174
LiveXLive Media, Inc.(1)	15,708	68,173
Loral Space & Communications, Inc.	3,452	130,037
Lumen Technologies, Inc.	32,616	435,424
Madison Square Garden Entertainment Corp.(1)	552	45,154
Madison Square Garden Sports Corp. - Class A(1)	565	101,395
Marcus Corp.(1)	8,479	169,495
MediaAlpha, Inc. - Class A(1)	1,184	41,949
Meredith Corp.(1)	6,829	203,368
MSG Networks, Inc. - Class A(1)	11,099	166,929
National CineMedia, Inc.	22,211	102,615
New York Times Co. - Class A	4,908	248,443
News Corp. - Class A	11,600	294,988
News Corp. - Class B	3,451	80,960
Nexstar Media Group, Inc. - Class A	244,906	34,392,150
Omnicom Group, Inc.	6,352	471,001
ORBCOMM, Inc.(1)	23,678	180,663
Pinterest, Inc. - Class A(1)	2,049	151,687
Playtika Holding Corp.(1)	1,184	32,217
QuinStreet, Inc.(1)	11,897	241,509
Saga Communications, Inc. - Class A(1)	1,696	37,058
Scholastic Corp.	11,023	331,902
Sinclair Broadcast Group, Inc. - Class A	16,285	476,499
Sirius XM Holdings, Inc.	13,265	80,784
Spok Holdings, Inc.	6,700	70,283
Take-Two Interactive Software, Inc.(1)	254	44,882
TEGNA, Inc.	695,442	13,095,173
Telephone & Data Systems, Inc.	2,920	67,043
Tribune Publishing Co.(1)	5,732	103,119
TripAdvisor, Inc.(1)	2,956	159,003
TrueCar, Inc.(1)	38,122	182,414
Twitter, Inc.(1)	23,322	1,483,979
United States Cellular Corp.(1)	480	17,510
ViacomCBS, Inc. - Class A	331	15,613
ViacomCBS, Inc. - Class B	80,698	3,639,480

Vonage Holdings Corp.(1)	38,548	455,637
WideOpenWest, Inc.(1)	9,718	132,068
Yelp, Inc. - Class A(1)	162,645	6,343,155
Zillow Group, Inc. - Class A(1)	1,536	201,800
Zillow Group, Inc. - Class C(1)	3,853	499,503
Zynga, Inc. - Class A(1)	4,759	48,589

Total Communication Services		106,388,018

Consumer Discretionary – 12.85%
1-800-Flowers.com, Inc. - Class A(1)	332,800	9,188,608
Aaron’s Co., Inc.	35,426	909,740
Abercrombie & Fitch Co. - Class A(1)	22,758	780,827
Academy Sports & Outdoors, Inc.(1)	8,833	238,403
Acushnet Holdings Corp.	9,833	406,398
Adient Plc(1)	34,583	1,528,569
Adtalem Global Education, Inc.(1)	18,764	741,929
Advance Auto Parts, Inc.	33,159	6,084,345
American Axle & Manufacturing Holdings, Inc.(1)	252,023	2,434,542
American Eagle Outfitters, Inc.	55,438	1,621,007
American Outdoor Brands, Inc.(1)	4,742	119,498
American Public Education, Inc.(1)	5,207	185,525
America’s Car-Mart, Inc.(1)	515	78,471
Aptiv Plc(1)	8,012	1,104,855
Aramark	720,958	27,237,793
Asbury Automotive Group, Inc.(1)	54,270	10,664,055
At Home Group, Inc.(1)	20,098	576,813
AutoNation, Inc.(1)	1,731	161,364
AutoZone, Inc.(1)	12,394	17,404,894
Beazer Homes USA, Inc.(1)	11,044	231,040
Bed Bath & Beyond, Inc.(1)	44,572	1,299,274
Best Buy Co., Inc.	109,219	12,539,433
Big Lots, Inc.	56,928	3,888,182
Biglari Holdings, Inc. - Class A(1)	40	27,021
Biglari Holdings, Inc. - Class B(1)	321	42,616
BJ’s Restaurants, Inc.(1)	8,196	476,024
Bluegreen Vacations Corp.	794	8,559
Bluegreen Vacations Holding Corp. - Class A(1)	4,961	91,977
Boot Barn Holdings, Inc.(1)	826	51,468
BorgWarner, Inc.	353,607	16,393,221
Boyd Gaming Corp.(1)	29,761	1,754,709
Bright Horizons Family Solutions, Inc.(1)	548	93,955
Brinker International, Inc.(1)	142,348	10,115,249
Brunswick Corp.	131,852	12,574,725
Buckle, Inc.	10,248	402,541
Burlington Stores, Inc.(1)	207	61,852
Caesars Entertainment, Inc.(1)	27,386	2,394,906
Caleres, Inc.	13,286	289,635
Callaway Golf Co.	34,246	916,080
Capri Holdings Ltd.(1)	4,248	216,648
CarMax, Inc.(1)	4,498	596,705
Carnival Corp.(1)	18,138	481,383
CarParts.com, Inc.(1)	927	13,238
Carriage Services, Inc. - Class A	6,301	221,732
Carrols Restaurant Group, Inc.(1)	12,875	77,057
Carter’s, Inc.(1)	130,386	11,595,227
Casper Sleep, Inc.(1)	7,954	57,587
Cato Corp. - Class A(1)	7,254	87,048
Century Casinos, Inc.(1)	9,781	100,451
Century Communities, Inc.(1)	10,999	663,460
Cheesecake Factory, Inc.(1)	15,780	923,288
Chico’s FAS, Inc.(1)	43,192	142,966
Children’s Place, Inc.(1)	1,498	104,411
Choice Hotels International, Inc.	1,059	113,620
Chuy’s Holdings, Inc.(1)	7,391	327,569
Citi Trends, Inc.(1)	3,548	297,251
Clarus Corp.	8,781	149,716
Columbia Sportswear Co.	861	90,947
Conn’s, Inc.(1)	6,807	132,396
Container Store Group, Inc.(1)	11,774	195,919
Cooper Tire & Rubber Co.	18,401	1,030,088
Cooper-Standard Holdings, Inc.(1)	6,207	225,438
Core-Mark Holding Co., Inc.	864	33,428
Cracker Barrel Old Country Store, Inc.	5,049	872,871
Dana, Inc.	208,104	5,063,170
Darden Restaurants, Inc.	55,156	7,832,152
Dave & Buster’s Entertainment, Inc.(1)	10,469	501,465
Del Taco Restaurants, Inc.	10,267	98,358
Denny’s Corp.(1)	8,001	144,898
Designer Brands, Inc. - Class A(1)	22,316	388,298
Dick’s Sporting Goods, Inc.	99,451	7,573,194
Dillard’s, Inc. - Class A	2,532	244,515
Dine Brands Global, Inc.(1)	30,499	2,745,825
Dollar Tree, Inc.(1)	46,982	5,377,560
DR Horton, Inc.	9,887	881,129
Duluth Holdings, Inc. - Class B(1)	3,626	61,424
eBay, Inc.	368,529	22,568,716
El Pollo Loco Holdings, Inc.(1)	6,056	97,623
Escalade, Inc.	4,055	84,790
Ethan Allen Interiors, Inc.	8,211	226,706
Everi Holdings, Inc.(1)	20,353	287,181
Expedia Group, Inc.(1)	56,796	9,775,728

Express, Inc.(1)	23,219	93,340
Extended Stay America, Inc.	5,253	103,747
Fiesta Restaurant Group, Inc.(1)	7,049	88,747
Foot Locker, Inc.	255,943	14,396,794
Ford Motor Co.(1)	116,849	1,431,400
Fossil Group, Inc.(1)	17,047	211,383
Franchise Group, Inc.	7,222	260,786
Frontdoor, Inc.(1)	2,165	116,369
Funko, Inc. - Class A(1)	319,662	6,290,948
GameStop Corp. - Class A(1)	21,054	3,996,470
GAN Ltd.(1)	2,379	43,298
Gap, Inc.(1)	5,450	162,301
Garmin Ltd.	4,480	590,688
Genesco, Inc.(1)	5,445	258,637
Gentex Corp.	238,869	8,520,457
Genuine Parts Co.	4,199	485,362
G-III Apparel Group Ltd.(1)	16,432	495,260
Golden Entertainment, Inc.(1)	3,642	91,997
Goodyear Tire & Rubber Co.(1)	230,112	4,043,068
GoPro, Inc. - Class A(1)	5,360	62,390
Graham Holdings Co. - Class B	118	66,368
Grand Canyon Education, Inc.(1)	319,839	34,254,757
Green Brick Partners, Inc.(1)	11,314	256,602
Group 1 Automotive, Inc.	40,312	6,360,830
Groupon, Inc. - Class A(1)	8,714	440,449
GrubHub, Inc.(1)	2,481	148,860
Guess, Inc.	13,955	327,942
H&R Block, Inc.	159,562	3,478,452
Hamilton Beach Brands Holding Co. - Class A	1,142	20,704
Hanesbrands, Inc.	781,468	15,371,476
Harley-Davidson, Inc.	454,180	18,212,618
Hasbro, Inc.	84,335	8,106,280
Haverty Furniture Companies, Inc.	6,187	230,095
Hibbett Sports, Inc.(1)	6,177	425,534
Hilton Worldwide Holdings, Inc.(1)	8,165	987,312
Hooker Furniture Corp.	3,935	143,470
Houghton Mifflin Harcourt Co.(1)	38,561	293,835
Hyatt Hotels Corp. - Class A(1)	1,048	86,670
International Game Technology Plc(1)	194,836	3,127,118
Jack in the Box, Inc.	7,558	829,717
Johnson Outdoors, Inc. - Class A	972	138,753
KB Home	27,680	1,287,950
Kohl’s Corp.	4,705	280,465
Kontoor Brands, Inc.	19,150	929,349
Kura Sushi USA, Inc. - Class A(1)	1,230	38,917
L Brands, Inc.(1)	6,865	424,669
Lakeland Industries, Inc.(1)	2,636	73,439
Lands’ End, Inc.(1)	4,495	111,521
Las Vegas Sands Corp.(1)	126,340	7,676,418
Laureate Education, Inc. - Class A(1)	631,356	8,580,128
La-Z-Boy, Inc.	512,482	21,770,235
Lear Corp.	79,724	14,449,975
Legacy Housing Corp.(1)	2,379	42,180
Leggett & Platt, Inc.	3,961	180,820
Lennar Corp. - Class A	8,080	817,938
Lennar Corp. - Class B	487	40,100
Leslie’s, Inc.(1)	910,673	22,302,382
Lifetime Brands, Inc.	4,434	65,135
Liquidity Services, Inc.(1)	9,803	182,140
Lithia Motors, Inc. - Class A	4,877	1,902,469
LKQ Corp.(1)	445,244	18,847,179
Lumber Liquidators Holdings, Inc.(1)	9,409	236,354
M/I Homes, Inc.(1)	10,250	605,467
Macy’s, Inc.(1)	116,106	1,879,756
Magnite, Inc.(1)	18,206	757,552
MarineMax, Inc.(1)	8,017	395,719
Marriott International, Inc. - Class A(1)	60,831	9,009,679
Marriott Vacations Worldwide Corp.(1)	12,958	2,257,024
Mattel, Inc.(1)	4,219	84,042
MDC Holdings, Inc.	143,315	8,512,911
Meritage Homes Corp.(1)	13,020	1,196,798
MGM Resorts International	14,074	534,671
Modine Manufacturing Co.(1)	18,534	273,747
Mohawk Industries, Inc.(1)	70,327	13,524,585
Monarch Casino & Resort, Inc.(1)	1,175	71,228
Monro, Inc.	6,252	411,382
Motorcar Parts of America, Inc.(1)	5,914	133,065
Movado Group, Inc.	5,815	165,437
Nathan’s Famous, Inc.	934	58,926
National Vision Holdings, Inc.(1)	5,004	219,325
Nautilus, Inc.(1)	11,314	176,951
NEOGAMES SA(1)	943	33,731
Newell Brands, Inc.	269,698	7,222,512
Noodles & Co. - Class A(1)	6,127	63,414
Nordstrom, Inc.(1)	78,263	2,963,820
Norwegian Cruise Line Holdings Ltd.(1)	194,997	5,379,967
NVR, Inc.(1)	3,207	15,107,952
ODP Corp.(1)	87,987	3,808,957
Ollie’s Bargain Outlet Holdings, Inc.(1)	188	16,356
OneSpaWorld Holdings Ltd.(1)	16,373	174,372

Overstock.com, Inc.(1)	2,789	184,799
Oxford Industries, Inc.	177,652	15,530,338
Papa John’s International, Inc.	1,518	134,556
Patrick Industries, Inc.	524	44,540
Peloton Interactive, Inc. - Class A(1)	5,753	646,867
Penn National Gaming, Inc.(1)	28,625	3,001,045
Penske Automotive Group, Inc.	44,066	3,535,856
Petco Health & Wellness Co., Inc. - Class A(1)	822	18,216
Planet Fitness, Inc. - Class A(1)	1,070	82,711
PlayAGS, Inc.(1)	6,923	55,938
Polaris Industries, Inc.	37,544	5,012,124
PulteGroup, Inc.	118,548	6,216,657
PVH Corp.(1)	94,081	9,944,362
Quotient Technology, Inc.(1)	14,358	234,610
Qurate Retail, Inc.	11,349	133,464
Ralph Lauren Corp. - Class A(1)	1,414	174,148
RCI Hospitality Holdings, Inc.	3,136	199,418
Red Robin Gourmet Burgers, Inc.(1)	5,778	230,484
Red Rock Resorts, Inc. - Class A(1)	613,176	19,983,406
Regis Corp.(1)	438,583	5,508,602
Rent-A-Center, Inc.	2,097	120,913
Rocky Brands, Inc.	2,614	141,313
Ross Stores, Inc.	87,915	10,541,888
Royal Caribbean Cruises Ltd.(1)	5,923	507,068
Sally Beauty Holdings, Inc.(1)	41,727	839,964
Scientific Games Corp.(1)	5,894	227,037
SeaWorld Entertainment, Inc.(1)	10,680	530,476
Service Corp. International	5,041	257,343
Shoe Carnival, Inc.	3,377	208,969
Signet Jewelers Ltd.(1)	19,026	1,103,127
Six Flags Entertainment Corp.(1)	115,622	5,372,954
Skechers USA, Inc. - Class A(1)	964,983	40,249,441
Skyline Champion Corp.(1)	190,930	8,641,492
Sleep Number Corp.(1)	51,600	7,404,084
Smith & Wesson Brands, Inc.	20,140	351,443
Sonic Automotive, Inc. - Class A	8,615	427,046
Stamps.com, Inc.(1)	36,726	7,327,204
Standard Motor Products, Inc.	6,749	280,623
Steven Madden Ltd.	17,068	635,954
Stitch Fix, Inc. - Class A(1)	3,405	168,684
Stoneridge, Inc.(1)	141,244	4,492,972
Stride, Inc.(1)	14,754	444,243
Sturm Ruger & Co., Inc.	624	41,228
Superior Group of Companies, Inc.	3,573	90,826
Tapestry, Inc.(1)	8,285	341,425
Target Hospitality Corp.(1)	11,737	29,460
Taylor Morrison Home Corp. - Class A(1)	41,768	1,286,872
Tempur Sealy International, Inc.	141,168	5,161,102
Tenneco, Inc. - Class A(1)	18,691	200,368
Terminix Global Holdings, Inc.(1)	3,938	187,724
The Michaels Companies, Inc.(1)	27,598	605,500
Thor Industries, Inc.	1,615	217,605
Tilly’s, Inc. - Class A(1)	7,857	88,941
Toll Brothers, Inc.	248,683	14,107,787
Travel + Leisure Co.	166,618	10,190,357
TRI Pointe Group, Inc.(1)	45,367	923,672
Tupperware Brands Corp.(1)	18,246	481,877
Turtle Beach Corp.(1)	5,248	139,964
Ulta Beauty, Inc.(1)	25,888	8,003,793
Under Armour, Inc. - Class A(1)	5,628	124,716
Under Armour, Inc. - Class C(1)	5,799	107,050
Unifi, Inc.(1)	4,767	131,379
Universal Electronics, Inc.(1)	733	40,293
Urban Outfitters, Inc.(1)	343,877	12,788,786
Vail Resorts, Inc.(1)	38,812	11,319,908
Vera Bradley, Inc.(1)	7,169	72,407
VF Corp.	92,053	7,356,876
Vista Outdoor, Inc.(1)	21,579	692,039
Visteon Corp.(1)	40,811	4,976,901
Vivint Smart Home, Inc.(1)	23,734	339,871
VOXX International Corp. - Class A(1)	7,426	141,540
Vroom, Inc.(1)	634	24,720
Wayfair, Inc. - Class A(1)	186	58,543
Weyco Group, Inc.	2,512	54,335
Whirlpool Corp.	121,308	26,730,218
Williams-Sonoma, Inc.	30,522	5,469,542
Winmark Corp.	804	149,890
Wolverine World Wide, Inc.	492,771	18,882,985
Workhorse Group, Inc.(1)	34,807	479,292
WW International, Inc.(1)	12,978	405,952
Wyndham Hotels & Resorts, Inc.	227,689	15,888,138
Wynn Resorts Ltd.(1)	42,467	5,324,088
Yum China Holdings, Inc.	11,182	662,086
Zumiez, Inc.(1)	284,474	12,203,935

Total Consumer Discretionary		865,824,042

Consumer Staples – 3.92%
Albertsons Companies, Inc. - Class A	2,902	55,341
Alico, Inc.	1,973	58,914
Archer-Daniels-Midland Co.	260,459	14,846,163
B&G Foods, Inc.	2,729	84,763

BellRing Brands, Inc. - Class A(1)	14,592	344,517
Beyond Meat, Inc.(1)	315	40,988
Bridgford Foods Corp.(1)	418	6,479
Brown-Forman Corp. - Class A	192	12,225
Brown-Forman Corp. - Class B	806	55,590
Bunge Ltd.	4,088	324,056
Cal-Maine Foods, Inc.(1)	9,043	347,432
Campbell Soup Co.	2,876	144,576
Casey’s General Stores, Inc.	1,095	236,728
Central Garden & Pet Co. - Class A(1)	2,393	138,818
Central Garden & Pet Co. - Class A(1)	260,586	13,521,807
Clorox Co.	1,086	209,468
Coca-Cola European Partners Plc	228,639	11,925,810
Conagra Brands, Inc.	218,200	8,204,320
Constellation Brands, Inc. - Class A	73,350	16,723,800
Coty, Inc. - Class A(1)	8,614	77,612
Darling Ingredients, Inc.(1)	59,281	4,361,896
Edgewell Personal Care Co.	19,987	791,485
Energizer Holdings, Inc.	165,423	7,850,976
Farmer Brothers Co.(1)	5,182	54,100
Flowers Foods, Inc.	259,760	6,182,288
Fresh Del Monte Produce, Inc.	11,527	330,018
Grocery Outlet Holding Corp.(1)	1,013	37,370
Hain Celestial Group, Inc.(1)	2,565	111,834
Herbalife Nutrition Ltd.(1)	2,352	104,335
Hershey Co.	1,012	160,058
HF Foods Group, Inc.(1)	13,505	97,506
Hormel Foods Corp.	8,342	398,581
Hostess Brands, Inc. - Class A(1)	561,444	8,051,107
Ingles Markets, Inc. - Class A	5,262	324,402
Ingredion, Inc.	72,585	6,526,843
J&J Snack Foods Corp.	3,907	613,516
J.M. Smucker Co.	58,873	7,449,201
Kellogg Co.	4,971	314,664
Kroger Co.	393,366	14,157,242
Laird Superfood, Inc.(1)	545	20,421
Lamb Weston Holdings, Inc.	3,368	260,953
Lancaster Colony Corp.	64,814	11,365,783
Landec Corp.(1)	9,129	96,767
Limoneira Co.	5,032	88,060
McCormick & Co., Inc.	3,284	292,801
MGP Ingredients, Inc.	26,630	1,575,164
Mission Produce, Inc.(1)	1,258	23,915
Molson Coors Brewing Co. - Class B(1)	270,626	13,842,520
Natural Grocers by Vitamin Cottage, Inc.	1,084	19,024
Nature’s Sunshine Products, Inc.	3,336	66,587
NewAge, Inc.(1)	20,044	57,326
Nomad Foods Ltd.(1)	474,657	13,034,081
Nu Skin Enterprises, Inc. - Class A	1,497	79,176
Oil-Dri Corp. of America	1,956	67,365
Performance Food Group Co.(1)	470,818	27,123,825
Pilgrim’s Pride Corp.(1)	133,572	3,177,678
Post Holdings, Inc.(1)	207,173	21,902,330
PriceSmart, Inc.	7,907	765,002
Primo Water Corp.	57,785	939,584
Revlon, Inc. - Class A(1)	2,608	32,157
Reynolds Consumer Products, Inc.	1,017	30,286
Rite Aid Corp.(1)	19,775	404,596
Sanderson Farms, Inc.	49,806	7,758,779
Seaboard Corp.	7	25,830
Seneca Foods Corp. - Class A(1)	2,315	109,013
Simply Good Foods Co.(1)	464,334	14,125,040
SpartanNash Co.	12,915	253,521
Spectrum Brands Holdings, Inc.	1,250	106,250
Sprouts Farmers Market, Inc.(1)	628	16,717
The Andersons, Inc.	11,694	320,182
The Chefs’ Warehouse, Inc.(1)	11,167	340,147
Tootsie Roll Industries, Inc.	997	33,031
TreeHouse Foods, Inc.(1)	1,680	87,763
Tyson Foods, Inc. - Class A	117,599	8,737,606
United Natural Foods, Inc.(1)	49,220	1,621,307
Universal Corp.	52,970	3,124,700
US Foods Holding Corp.(1)	151,344	5,769,233
Vector Group Ltd.	45,782	638,659
Village Super Market, Inc. - Class A	3,461	81,576
Vital Farms, Inc.(1)	5,132	112,083
WD-40 Co.	306	93,691
Weis Markets, Inc.	3,607	203,868

Total Consumer Staples		264,101,226

Energy – 4.26%
Adams Resources & Energy, Inc.	511	14,313
Antero Midstream Corp.	8,862	80,024
Antero Resources Corp.(1)	87,961	897,202
APA Corp.	11,366	203,451
Arch Resources, Inc.(1)	16,672	693,555
Archrock, Inc.	48,098	456,450
Ardmore Shipping Corp.(1)	11,350	51,529
Aspen Aerogels, Inc.(1)	6,901	140,366
Baker Hughes a GE Co. - Class A	19,625	424,096
Berry Petroleum Corp.	23,849	131,408

Bonanza Creek Energy, Inc.(1)	7,729	276,157
Brigham Minerals, Inc. - Class A	16,091	235,572
Bristow Group, Inc.(1)	2,133	55,202
Cabot Oil & Gas Corp.	11,721	220,120
Cactus, Inc. - Class A	9,456	289,543
ChampionX Corp.(1)	969,198	21,060,673
Cimarex Energy Co.	165,507	9,829,461
Clean Energy Fuels Corp.(1)	47,689	655,247
CNX Resources Corp.(1)	81,162	1,193,081
Comstock Resources, Inc.(1)	9,761	54,076
ConocoPhillips	268,493	14,222,074
CONSOL Energy, Inc.(1)	11,530	112,072
Contango Oil & Gas Co.(1)	35,036	136,640
Continental Resources, Inc.(1)	2,237	57,871
CVR Energy, Inc.	10,990	210,788
Delek US Holdings, Inc.	23,184	504,948
Devon Energy Corp.	223,020	4,872,987
DHT Holdings, Inc.	41,309	244,962
Diamond S Shipping, Inc.(1)	9,484	95,125
Diamondback Energy, Inc.	410,972	30,202,332
DMC Global, Inc.(1)	2,874	155,943
Dorian LPG Ltd.(1)	12,317	161,722
Dril-Quip, Inc.(1)	13,012	432,389
Earthstone Energy, Inc. - Class A(1)	8,090	57,844
Energy Fuels, Inc.(1)	50,288	285,636
EQT Corp.(1)	8,338	154,920
Equitrans Midstream Corp.	10,947	89,328
Evolution Petroleum Corp.	12,930	43,703
Exterran Corp.(1)	10,494	35,260
Falcon Minerals Corp.	14,139	63,484
Frank’s International NV(1)	1,345,256	4,775,659
Frontline Ltd./Bermuda	44,230	316,245
Golar LNG Ltd.(1)	38,025	388,996
Goodrich Petroleum Corp.(1)	952	9,006
Green Plains, Inc.(1)	13,056	353,426
Halliburton Co.	369,075	7,920,350
Helix Energy Solutions Group, Inc.(1)	52,966	267,478
Helmerich & Payne, Inc.	236,544	6,377,226
Hess Corp.	8,211	581,010
HollyFrontier Corp.	292,612	10,469,657
International Seaways, Inc.	8,605	166,765
Kinder Morgan, Inc.	311,200	5,181,480
Kosmos Energy Ltd.(1)	149,144	457,872
Liberty Oilfield Services, Inc. - Class A(1)	30,683	346,411
Magnolia Oil & Gas Corp. - Class A(1)	1,869,768	21,464,937
Marathon Oil Corp.	23,455	250,499
Marathon Petroleum Corp.	315,041	16,851,543
Matador Resources Co.	773,085	18,128,843
Murphy Oil Corp.	4,290	70,399
Nabors Industries Ltd.(1)	2,598	242,783
NACCO Industries, Inc. - Class A	1,329	33,159
National Energy Services Reunited, Inc.(1)	7,403	91,575
Newpark Resources, Inc.(1)	31,351	98,442
NextDecade Corp.(1)	7,837	20,925
NexTier Oilfield Solutions, Inc.(1)	61,109	227,326
Nordic American Tankers Ltd.	54,415	176,849
NOV, Inc.(1)	11,624	159,481
Occidental Petroleum Corp.	25,106	668,322
Oceaneering International, Inc.(1)	36,855	420,884
Oil States International, Inc.(1)	23,361	140,867
ONEOK, Inc.	13,270	672,258
Overseas Shipholding Group, Inc. - Class A(1)	23,438	48,282
Ovintiv, Inc.	96,117	2,289,507
Par Pacific Holdings, Inc.(1)	14,854	209,738
Patterson-UTI Energy, Inc.	67,933	484,362
PBF Energy, Inc. - Class A(1)	35,514	502,523
PDC Energy, Inc.(1)	36,132	1,242,941
Peabody Energy Corp.(1)	23,027	70,463
Penn Virginia Corp.(1)	5,601	75,053
Pioneer Natural Resources Co.	257,679	40,924,579
Plains GP Holdings LP - Class A(1)	981,773	9,228,666
PrimeEnergy Resources Corp.(1)	192	10,059
ProPetro Holding Corp.(1)	29,925	319,001
Range Resources Corp.(1)	79,700	823,301
Renewable Energy Group, Inc.(1)	14,225	939,419
REX American Resources Corp.(1)	1,995	167,919
RPC, Inc.(1)	20,773	112,174
Schlumberger Ltd.	628,178	17,080,160
Scorpio Tankers, Inc.	18,831	347,620
Select Energy Services, Inc. - Class A(1)	19,952	99,361
SFL Corp. Ltd.	34,171	274,051
SM Energy Co.	42,436	694,677
Solaris Oilfield Infrastructure, Inc. - Class A	11,117	136,406
Southwestern Energy Co.(1)	236,663	1,100,483
Talos Energy, Inc.(1)	4,718	56,805
Targa Resources Corp.	6,765	214,789
Tellurian, Inc.(1)	61,678	144,327
Tidewater, Inc.(1)	14,777	185,156
Transocean Ltd.(1)	212,169	753,200
Uranium Energy Corp.(1)	48,831	139,657

US Silica Holdings, Inc.(1)	25,771	316,726
Valero Energy Corp.	169,165	12,112,214
Viper Energy Partners LP	371,393	5,407,482
W&T Offshore, Inc.(1)	34,197	122,767
Whiting Petroleum Corp.(1)	484	17,158
Williams Companies, Inc.	36,373	861,676
World Fuel Services Corp.	88,346	3,109,779

Total Energy		287,054,708

Financials – 21.53%
1st Constitution Bancorp	3,471	61,124
1st Source Corp.	6,043	287,526
ACNB Corp.	3,013	88,281
Affiliated Managers Group, Inc.	1,346	200,594
Aflac, Inc.	116,972	5,986,627
AGNC Investment Corp.	16,134	270,406
Alerus Financial Corp.	5,333	158,817
Alleghany Corp.(1)	21,464	13,442,689
Allegiance Bancshares, Inc.	6,986	283,212
Allstate Corp.	161,405	18,545,434
Ally Financial, Inc.	192,342	8,695,782
Altabancorp	5,794	243,580
Amalgamated Financial Corp.	5,369	89,072
A-Mark Precious Metals, Inc.	1,784	64,224
Ambac Financial Group, Inc.(1)	16,757	280,512
Amerant Bancorp, Inc. - Class A(1)	7,991	148,393
American Equity Investment Life Holding Co.	33,667	1,061,521
American Financial Group, Inc.	47,571	5,427,851
American International Group, Inc.	514,835	23,790,525
American National Bankshares, Inc.	4,199	138,861
American National Group, Inc.	221	23,839
Ameriprise Financial, Inc.	188,104	43,724,775
Ameris Bancorp	24,544	1,288,805
AMERISAFE, Inc.	7,184	459,776
Ames National Corp.	3,318	84,874
Annaly Capital Management, Inc.	329,917	2,837,286
Aon Plc - Class A	39,888	9,178,628
Apollo Commercial Real Estate Finance, Inc.	52,462	732,894
Apollo Global Management, Inc. - Class A	2,552	119,970
Arbor Realty Trust, Inc.	42,261	671,950
Arch Capital Group Ltd.(1)	11,774	451,768
Ares Commercial Real Estate Corp.	10,640	145,981
Ares Management Corp. - Class A	205,540	11,516,406
Argo Group International Holdings Ltd.	11,526	579,988
Arlington Asset Investment Corp. - Class A(1)	12,611	50,948
ARMOUR Residential REIT, Inc.	22,893	279,295
Arrow Financial Corp.	4,969	165,517
Arthur J. Gallagher & Co.	82,120	10,246,112
Artisan Partners Asset Management, Inc. - Class A	12,148	633,761
Assetmark Financial Holdings, Inc.(1)	3,486	81,363
Associated Banc-Corp.	310,330	6,622,442
Associated Capital Group, Inc. - Class A	732	26,250
Assurant, Inc.	1,739	246,538
Assured Guaranty Ltd.	9,189	388,511
Athene Holding Ltd. - Class A(1)	455,939	22,979,326
Atlantic Capital Bancshares, Inc.(1)	7,413	178,653
Atlantic Union Bankshares Corp.	29,139	1,117,772
Auburn National Bancorporation, Inc.	894	34,303
Axis Capital Holdings Ltd.	76,959	3,814,858
Axos Financial, Inc.(1)	19,425	913,169
B. Riley Financial, Inc.	7,415	418,058
Banc of California, Inc.	15,395	278,342
BancFirst Corp.	6,992	494,264
Banco Latinoamericano de Comercio Exterior SA - Class E	11,245	170,137
BancorpSouth Bank	699,564	22,721,839
Bank First Corp.	178	13,348
Bank of Commerce Holdings	6,310	80,452
Bank of Hawaii Corp.	112,732	10,088,387
Bank of Marin Bancorp	5,060	198,150
Bank of NT Butterfield & Son Ltd.	423,252	16,176,691
Bank of Princeton	2,083	59,615
Bank OZK	273,567	11,175,212
Bank7 Corp.	166	2,923
BankFinancial Corp.	4,727	48,783
BankUnited, Inc.	272,737	11,986,791
Bankwell Financial Group, Inc.	2,534	68,291
Banner Corp.	12,750	679,957
Bar Harbor Bankshares	5,558	163,516
BayCom Corp.(1)	2,443	44,023
BCB Bancorp, Inc.	5,513	76,079
Berkshire Hills Bancorp, Inc.	16,988	379,172
BGC Partners, Inc. - Class A	115,457	557,657
Blackstone Mortgage Trust, Inc. - Class A	51,177	1,586,487
Blucora, Inc.(1)	17,994	299,420
Bogota Financial Corp.(1)	2,680	27,497
BOK Financial Corp.	94,992	8,484,685
Boston Private Financial Holdings, Inc.	30,539	406,779
Bridgewater Bancshares, Inc.(1)	7,865	127,020
Brighthouse Financial, Inc.(1)	152,098	6,730,336
Brightsphere Investment Group, Inc.	913,845	18,624,161
Broadmark Realty Capital, Inc.	48,250	504,695

Brookline Bancorp, Inc.	597,240	8,958,600
Brown & Brown, Inc.	6,642	303,606
Bryn Mawr Bank Corp.	7,420	337,684
Business First Bancshares, Inc.	6,909	165,332
Byline Bancorp, Inc.	8,943	189,144
C&F Financial Corp.	1,336	59,171
Cadence BanCorp - Class A	45,750	948,397
California Bancorp, Inc.(1)	2,991	53,270
Cambridge Bancorp	1,954	164,761
Camden National Corp.	5,600	268,016
Cannae Holdings, Inc.(1)	31,358	1,242,404
Capital Bancorp, Inc.(1)	2,921	56,346
Capital City Bank Group, Inc.	4,960	129,059
Capital One Financial Corp.	50,289	6,398,269
Capitol Federal Financial, Inc.	48,857	647,111
Capstar Financial Holdings, Inc.	4,532	78,177
Capstead Mortgage Corp.	36,396	226,747
Carlyle Group, Inc.	3,114	114,471
Carter Bankshares, Inc.(1)	8,209	114,598
Cathay General Bancorp	448,525	18,290,849
CB Financial Services, Inc.	1,860	41,162
CBOE Global Markets, Inc.	2,499	246,626
CBTX, Inc.	6,878	211,292
Central Pacific Financial Corp.	8,489	226,487
Central Valley Community Bancorp	3,730	68,669
Century Bancorp, Inc. - Class A	900	83,979
Chemung Financial Corp.	1,074	44,915
Cherry Hill Mortgage Investment Corp.	5,547	51,809
Chimera Investment Corp.	219,404	2,786,431
ChoiceOne Financial Services, Inc.	2,944	70,803
Cincinnati Financial Corp.	4,472	461,018
CIT Group, Inc.	36,272	1,868,371
Citizens & Northern Corp.	4,687	111,457
Citizens Financial Group, Inc.	271,752	11,997,851
Citizens Holding Co.	1,812	36,059
Citizens, Inc. - Class A(1)	18,319	106,067
City Holding Co.	5,751	470,317
Civista Bancshares, Inc.	5,023	115,228
CNA Financial Corp.	105,975	4,729,664
CNB Financial Corporation, Inc.	5,531	136,118
CNO Financial Group, Inc.	475,308	11,545,231
Coastal Financial Corp.(1)	3,151	82,619
Codorus Valley Bancorp, Inc.	2,963	54,549
Colony Bankcorp, Inc.	2,921	45,568
Colony Credit Real Estate, Inc.	30,756	262,041
Columbia Banking System, Inc.	26,923	1,160,112
Columbia Financial, Inc.(1)	12,680	221,646
Comerica, Inc.	4,185	300,232
Commerce Bancshares, Inc.	3,157	241,858
Community Bank System, Inc.	19,608	1,504,326
Community Bankers Trust Corp.	8,439	74,432
Community Financial Corp.	2,122	72,679
Community Trust Bancorp, Inc.	5,601	246,612
ConnectOne Bancorp, Inc.	13,431	340,476
County Bancorp, Inc.	1,929	46,238
Cowen, Inc. - Class A	6,300	221,445
Crawford & Co. - Class A	5,461	58,160
Credit Acceptance Corp.(1)	286	103,026
CrossFirst Bankshares, Inc.(1)	17,421	240,236
Cullen/Frost Bankers, Inc.	1,664	180,977
Customers Bancorp, Inc.(1)	9,825	312,632
CVB Financial Corp.	838,301	18,518,069
Diamond Hill Investment Group, Inc.	1,139	177,695
Dime Community Bancshares, Inc.	13,125	395,588
Discover Financial Services	322,576	30,641,494
Donegal Group, Inc. - Class A	3,807	56,572
Donnelley Financial Solutions, Inc.(1)	11,150	310,305
Dynex Capital, Inc.	8,163	154,526
Eagle Bancorp Montana, Inc.	2,011	48,908
Eagle Bancorp, Inc.	11,667	620,801
East West Bancorp, Inc.	375,464	27,709,243
Eastern Bankshares, Inc.	51,055	984,851
Element Fleet Management Corp.	844,929	9,244,668
Ellington Financial, Inc.	15,701	251,373
Ellington Residential Mortgage REIT	2,520	31,021
Employers Holdings, Inc.	10,664	459,192
Encore Capital Group, Inc.(1)	279,471	11,243,118
Enova International, Inc.(1)	12,961	459,856
Enstar Group Ltd.(1)	23,737	5,856,630
Enterprise Bancorp, Inc.	3,006	97,755
Enterprise Financial Services Corp.	8,850	437,544
Equitable Holdings, Inc.	12,092	394,441
Equity Bancshares, Inc. - Class A(1)	5,308	145,439
Erie Indemnity Co. - Class A	322	71,133
Esquire Financial Holdings, Inc.(1)	1,770	40,374
ESSA Bancorp, Inc.	2,952	47,232
Essent Group Ltd.	254,443	12,083,498
Evans Bancorp, Inc.	1,895	64,222
Evercore, Inc. - Class A	1,176	154,926
Everest Re Group Ltd.	101,231	25,086,054

EZCORP, Inc. - Class A(1)	17,025	84,614
Farmers & Merchants Bancorp, Inc.	3,356	84,370
Farmers National Banc Corp.	9,648	161,122
FB Financial Corp.	11,458	509,423
FBL Financial Group, Inc. - Class A	3,592	200,865
Federal Agricultural Mortgage Corp. - Class C	2,696	271,541
Federated Hermes, Inc. - Class B	24,858	778,055
FedNat Holding Co.	4,321	20,006
Ferroglobe Representation & Warranty Insurance Trust(1)(2)(5)	11,189	–
Fidelity D&D Bancorp, Inc.	1,285	79,028
Fidelity National Financial, Inc.	8,197	333,290
Fifth Third Bancorp	1,124,404	42,108,930
Financial Institutions, Inc.	5,799	175,652
First American Financial Corp.	103,525	5,864,691
First Bancorp NC	10,456	454,836
First BanCorp PR	79,693	897,343
First Bancorp, Inc.	4,106	119,854
First Bancshares, Inc.	6,990	255,904
First Bank/Hamilton NJ	5,539	67,410
First Busey Corp.	18,391	471,729
First Business Financial Services, Inc.	3,312	81,906
First Capital, Inc.	1,323	64,443
First Choice Bancorp	3,668	89,169
First Citizens BancShares, Inc. - Class A	188	157,125
First Commonwealth Financial Corp.	35,406	508,784
First Community Bankshares, Inc.	6,557	196,644
First Community Corp/SC	2,818	56,219
First Financial Bancorp	35,955	862,920
First Financial Corp.	4,854	218,479
First Foundation, Inc.	11,284	264,723
First Guaranty Bancshares, Inc.	1,454	26,041
First Hawaiian, Inc.	436,565	11,948,784
First Horizon National Corp.	16,283	275,346
First Internet Bancorp	3,515	123,833
First Interstate BancSystem, Inc. - Class A	15,164	698,151
First Merchants Corp.	19,263	895,730
First Mid Bancshares, Inc.	5,507	241,923
First Midwest Bancorp, Inc.	42,146	923,419
First Northwest Bancorp	3,187	52,968
First of Long Island Corp.	8,621	183,196
First Republic Bank	110,118	18,362,177
First Savings Financial Group, Inc.	588	39,478
First United Corp.	2,668	47,010
First Western Financial, Inc.(1)	2,136	53,421
Flagstar Bancorp, Inc.	18,033	813,288
Flushing Financial Corp.	11,139	236,481
FNB Corp.	9,605	121,984
FNCB Bancorp, Inc.	6,604	49,794
Franklin Financial Services Corp.	1,649	51,416
Franklin Resources, Inc.	110,304	3,264,998
FS Bancorp, Inc.	1,288	86,554
FS KKR Capital Corp.	122,125	2,421,739
Fulton Financial Corp.	58,529	996,749
FVCBankcorp, Inc.(1)	4,275	74,043
GAMCO Investors, Inc. - Class A	485	8,997
Genworth Financial, Inc. - Class A(1)	186,548	619,339
German American Bancorp, Inc.	9,178	424,207
Glacier Bancorp, Inc.	412,189	23,527,748
Globe Life, Inc.	93,630	9,047,467
GoHealth, Inc. - Class A(1)	1,091	12,754
Goosehead Insurance, Inc. - Class A	4,181	448,120
Granite Point Mortgage Trust, Inc.	20,093	240,513
Great Ajax Corp.	7,896	86,066
Great Southern Bancorp, Inc.	3,948	223,733
Great Western Bancorp, Inc.	20,523	621,642
Green Dot Corp. - Class A(1)	17,481	800,455
Greene County Bancorp, Inc.	1,087	27,186
Greenlight Capital Re Ltd. - Class A(1)	11,363	98,858
Guaranty Bancshares, Inc.	2,868	105,399
Hancock Whitney Corp.	31,665	1,330,247
Hanmi Financial Corp.	371,419	7,328,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,519	1,431,616
Hanover Insurance Group, Inc.	62,253	8,059,273
HarborOne Bancorp, Inc.	19,417	261,547
Hartford Financial Services Group, Inc.	296,257	19,787,005
Hawthorn Bancshares, Inc.	1,792	38,152
HBT Financial, Inc.	3,138	53,723
HCI Group, Inc.	1,704	130,901
Heartland Financial USA, Inc.	12,908	648,756
Heritage Commerce Corp.	20,868	255,007
Heritage Financial Corp.	13,141	371,102
Heritage Insurance Holdings, Inc.	8,109	89,848
Hilltop Holdings, Inc.	24,367	831,646
Hingham Institution for Savings	493	139,894
Home Bancorp, Inc.	2,670	96,254
Home Bancshares, Inc.	56,591	1,530,787
Home Point Capital, Inc.(1)	2,238	20,813
HomeStreet, Inc.	7,773	342,556
HomeTrust Bancshares, Inc.	4,879	118,804
Hope Bancorp, Inc.	43,284	651,857

Horace Mann Educators Corp.	287,033	12,402,696
Horizon Bancorp	16,194	300,885
Howard Bancorp, Inc.(1)	4,568	75,098
Huntington Bancshares, Inc.	1,895,326	29,794,525
Independence Holding Co.	1,684	67,107
Independent Bank Corp.	278,952	23,484,969
Independent Bank Corp. MI	7,596	179,569
Independent Bank Group, Inc.	13,728	991,711
Interactive Brokers Group, Inc. - Class A	2,215	161,784
International Bancshares Corp.	19,250	893,585
Invesco Ltd.	11,285	284,608
Invesco Mortgage Capital, Inc.	86,144	345,437
Investar Holding Corp.	4,076	83,762
Investors Bancorp, Inc.	62,335	915,701
Investors Title Co.	462	76,692
James River Group Holdings Ltd.	1,248	56,934
Jefferies Financial Group, Inc.	6,525	196,403
Kearny Financial Corp.	20,544	248,172
Kemper Corp.	1,846	147,163
KeyCorp	1,525,141	30,472,317
KKR & Co., Inc. - Class Miscella	16,344	798,404
KKR Real Estate Finance Trust, Inc.	10,685	196,497
Ladder Capital Corp. - Class A	37,936	447,645
Lakeland Bancorp, Inc.	18,327	319,440
Lakeland Financial Corp.	364,697	25,233,385
Landmark Bancorp, Inc./Manhattan KS	1,188	31,387
Lazard Ltd. - Class A	2,996	130,356
LCNB Corp.	4,759	83,283
Lemonade, Inc.(1)	995	92,664
LendingClub Corp.(1)	26,215	433,072
LendingTree, Inc.(1)	13	2,769
Level One Bancorp, Inc.	1,906	49,137
Limestone Bancorp, Inc.(1)	1,890	29,957
Lincoln National Corp.	84,441	5,258,141
Live Oak Bancshares, Inc.	10,635	728,391
Loews Corp.	479,008	24,563,530
LPL Financial Holdings, Inc.	2,167	308,061
Luther Burbank Corp.	6,110	72,281
M&T Bank Corp.	3,829	580,515
Macatawa Bank Corp.	8,801	87,570
Mackinac Financial Corp.	3,926	55,043
MainStreet Bancshares, Inc.(1)	2,692	55,886
Markel Corp.(1)	405	461,546
Marlin Business Services Corp.	2,759	37,633
MBIA, Inc.(1)	17,375	167,148
Mercantile Bank Corp.	5,951	193,229
Merchants Bancorp	3,210	134,627
Mercury General Corp.	797	48,466
Meridian Bancorp, Inc.	17,101	315,000
Meridian Corp.	1,632	42,432
Meta Financial Group, Inc.	11,536	522,696
Metrocity Bankshares, Inc.	7,023	108,014
Metropolitan Bank Holding Corp.(1)	2,557	128,771
MFA Financial, Inc.	166,298	676,833
MGIC Investment Corp.	220,064	3,047,886
Mid Penn Bancorp, Inc.	2,421	64,907
Middlefield Banc Corp.	2,322	48,669
Midland States Bancorp, Inc.	7,746	214,874
Midwest Holding, Inc.(1)	236	11,798
MidWestOne Financial Group, Inc.	5,401	167,269
MMA Capital Holdings, Inc.(1)	1,539	35,105
Morningstar, Inc.	104	23,404
Mr Cooper Group, Inc.(1)	241,328	8,388,561
MVB Financial Corp.	3,339	112,858
Nasdaq, Inc.	82,873	12,220,453
National Bank Holdings Corp. - Class A	8,129	322,559
National Bankshares, Inc.	2,221	78,868
National Western Life Group, Inc. - Class A	982	244,518
Navient Corp.	292,190	4,181,239
NBT Bancorp, Inc.	15,811	630,859
Nelnet, Inc. - Class A	6,293	457,753
New Residential Investment Corp.	756,079	8,505,889
New York Community Bancorp, Inc.	13,546	170,951
New York Mortgage Trust, Inc.	141,275	631,499
NI Holdings, Inc.(1)	3,926	72,552
Nicolet Bankshares, Inc.(1)	3,451	288,020
NMI Holdings, Inc. - Class A(1)	28,765	680,005
Northeast Bank	2,716	71,675
Northern Trust Corp.	5,755	604,908
Northfield Bancorp, Inc.	17,977	286,194
Northrim BanCorp, Inc.	2,054	87,316
Northwest Bancshares, Inc.	43,658	630,858
Norwood Financial Corp.	1,835	48,829
Oak Valley Bancorp	2,625	45,019
OceanFirst Financial Corp.	21,123	505,685
Oconee Federal Financial Corp.	425	11,084
OFG Bancorp	18,503	418,538
Ohio Valley Banc Corp.	1,638	39,771
Old National Bancorp	60,683	1,173,609
Old Republic International Corp.	141,556	3,091,583

Old Second Bancorp, Inc.	9,821	129,735
OneMain Holdings, Inc. - Class A	1,999	107,386
OP Bancorp	4,818	50,685
Oportun Financial Corp.(1)	6,880	142,485
Oppenheimer Holdings, Inc. - Class A	2,803	112,260
Orchid Island Capital, Inc. - Class A	31,270	187,933
Origin Bancorp, Inc.	7,626	323,419
Orrstown Financial Services, Inc.	4,134	92,188
Pacific Premier Bancorp, Inc.	29,919	1,299,681
PacWest Bancorp	552,084	21,062,005
Park National Corp.	5,332	689,428
Parke Bancorp, Inc.	3,861	77,181
Partners Bancorp	2,343	17,127
PCB Bancorp	4,360	65,400
PCSB Financial Corp.	5,299	88,016
PDL Community Bancorp(1)	2,922	32,463
Peapack Gladstone Financial Corp.	6,615	204,271
PennantPark Investment Corp.	163,500	923,775
Penns Woods Bancorp, Inc.	2,795	67,332
PennyMac Financial Services, Inc.	13,570	907,426
PennyMac Mortgage Investment Trust	36,473	714,871
Peoples Bancorp of North Carolina, Inc.	1,282	30,306
Peoples Bancorp, Inc.	6,786	225,092
Peoples Financial Services Corp.	2,511	106,065
People’s United Financial, Inc.	12,761	228,422
Pinnacle Financial Partners, Inc.	2,208	195,761
Pioneer Bancorp, Inc.(1)	4,579	53,345
Piper Sandler Companies	6,522	715,137
Plumas Bancorp	1,884	55,107
Popular, Inc.	43,017	3,024,955
PRA Group, Inc.(1)	16,302	604,315
Preferred Bank Los Angeles	5,045	321,266
Premier Financial Bancorp, Inc.	4,752	88,340
Premier Financial Corp.	13,561	451,039
Primerica, Inc.	444	65,632
Primis Financial Corp.(1)	7,018	102,042
Principal Financial Group, Inc.	80,900	4,850,764
ProAssurance Corp.	20,330	544,031
Professional Holding Corp. - Class A(1)	4,426	81,306
PROG Holdings, Inc.	152,790	6,614,279
ProSight Global, Inc.(1)	3,662	46,141
Prospect Capital Corp.	295,600	2,267,252
Prosperity Bancshares, Inc.	141,445	10,592,816
Protective Insurance Corp. - Class B	3,030	69,296
Provident Bancorp, Inc.	6,610	95,184
Provident Financial Holdings, Inc.	2,612	44,143
Provident Financial Services, Inc.	26,357	587,234
Prudential Bancorp, Inc.	1,854	27,365
Prudential Financial, Inc.	54,638	4,977,522
QCR Holdings, Inc.	5,000	236,100
Radian Group, Inc.	70,139	1,630,732
Raymond James Financial, Inc.	235,986	28,922,444
RBB Bancorp	6,808	137,998
Ready Capital Corp.	21,489	288,382
Red River Bancshares, Inc.	1,818	101,826
Redwood Trust, Inc.	40,261	419,117
Regional Management Corp.	3,252	112,714
Regions Financial Corp.	409,252	8,455,146
Reinsurance Group of America, Inc. - Class A	292,247	36,837,734
Reliant Bancorp, Inc.	5,090	146,185
RenaissanceRe Holdings Ltd.	71,152	11,402,108
Renasant Corp.	20,122	832,648
Republic Bancorp, Inc. - Class A	3,532	156,432
Republic First Bancorp, Inc.(1)	18,033	67,984
Richmond Mutual Bancorporation, Inc.	4,608	62,484
Riverview Bancorp, Inc.	8,199	56,819
RLI Corp.	1,838	205,066
S&T Bancorp, Inc.	14,370	481,395
Safeguard Scientifics, Inc.(1)	8,194	55,883
Safety Insurance Group, Inc.	5,329	448,968
Salisbury Bancorp, Inc.	993	44,099
Sandy Spring Bancorp, Inc.	128,408	5,576,759
Santander Consumer USA Holdings, Inc.	141,263	3,822,577
SB Financial Group, Inc.	2,726	49,777
Sculptor Capital Management, Inc. - Class A	6,660	145,721
Seacoast Banking Corp. of Florida(1)	18,996	688,415
Security National Financial Corp. - Class A(1)	3,790	35,437
SEI Investments Co.	3,413	207,954
Select Bancorp, Inc.(1)	6,303	69,774
Selective Insurance Group, Inc.	359,341	26,066,596
Selectquote, Inc.(1)	344,344	10,161,591
ServisFirst Bancshares, Inc.	4,616	283,099
Shore Bancshares, Inc.	4,131	70,310
Sierra Bancorp	5,040	135,072
Signature Bank	38,739	8,758,888
Silvercrest Asset Management Group, Inc. - Class A	1,933	27,797
Silvergate Capital Corp. - Class A(1)	7,108	1,010,544
Simmons First National Corp. - Class A	40,173	1,191,933
SiriusPoint Ltd.(1)	455,826	4,635,750
SLM Corp.	1,342,003	24,115,794

SmartFinancial, Inc.	5,254	113,749
South Plains Financial, Inc.	4,225	95,992
South State Corp.	250,353	19,655,214
Southern First Bancshares, Inc.(1)	2,785	130,561
Southern Missouri Bancorp, Inc.	2,724	107,380
Southside Bancshares, Inc.	11,666	449,258
Spirit of Texas Bancshares, Inc.	5,020	111,996
Standard AVB Financial Corp.	1,293	42,216
Starwood Property Trust, Inc.	8,184	202,472
State Auto Financial Corp.	6,224	122,675
State Street Corp.	190,736	16,023,731
StepStone Group, Inc. - Class A	3,559	125,526
Sterling Bancorp	709,170	16,325,093
Sterling Bancorp, Inc.(1)	6,191	35,041
Stewart Information Services Corp.	9,880	514,056
Stifel Financial Corp.	242,597	15,540,764
Stock Yards Bancorp, Inc.	6,033	308,045
StoneX Group, Inc.(1)	5,630	368,089
Summit Financial Group, Inc.	4,507	119,661
SVB Financial Group(1)	34,395	16,979,436
SWK Holdings Corp.(1)	1,171	17,026
Synchrony Financial	605,846	24,633,698
Synovus Financial Corp.	4,420	202,215
T Rowe Price Group, Inc.	5,049	866,408
TCF Financial Corp.	873,221	40,569,848
Territorial Bancorp, Inc.	2,851	75,437
Texas Capital Bancshares, Inc.(1)	18,612	1,319,963
TFS Financial Corp.	1,460	29,740
The Bancorp, Inc.(1)	19,221	398,259
Timberland Bancorp, Inc.	2,956	82,206
Tiptree, Inc.	9,859	88,238
Tompkins Financial Corp.	5,319	439,881
Towne Bank/Portsmouth VA	25,187	765,685
TPG RE Finance Trust, Inc.	22,562	252,694
Tradeweb Markets, Inc. - Class A	346	25,604
Travelers Companies, Inc.	41,495	6,240,848
Trean Insurance Group, Inc.(1)	3,998	64,568
TriCo Bancshares	9,825	465,410
TriState Capital Holdings, Inc.(1)	10,276	236,965
Triumph Bancorp, Inc.(1)	8,427	652,166
Truist Financial Corp.	349,395	20,376,716
TrustCo Bank Corp. NY	34,929	257,427
Trustmark Corp.	23,523	791,784
Two Harbors Investment Corp.	1,808,681	13,257,632
UMB Financial Corp.	162,446	14,998,639
Umpqua Holdings Corp.	762,217	13,376,908
United Bankshares, Inc.	45,467	1,754,117
United Community Banks, Inc.	28,832	983,748
United Fire Group, Inc.	7,744	269,491
United Insurance Holdings Corp.	7,549	54,428
United Security Bancshares	4,046	33,137
Unity Bancorp, Inc.	2,396	52,712
Universal Insurance Holdings, Inc.	97,106	1,392,500
Univest Financial Corp.	10,135	289,760
Unum Group	103,644	2,884,413
Upstart Holdings, Inc.(1)	328	42,266
Valley National Bancorp	144,764	1,989,057
Vericity, Inc.(1)	626	6,191
Veritex Holdings, Inc.	17,592	575,610
Virtu Financial, Inc. - Class A	227	7,048
Virtus Investment Partners, Inc.	2,492	586,866
Voya Financial, Inc.	56,593	3,601,579
Waddell & Reed Financial, Inc. - Class A	22,875	573,019
Walker & Dunlop, Inc.	9,475	973,462
Washington Federal, Inc.	27,301	840,871
Washington Trust Bancorp, Inc.	6,496	335,388
Waterstone Financial, Inc.	7,437	151,864
Watford Holdings Ltd.(1)	6,442	222,958
Webster Financial Corp.	2,646	145,821
WesBanco, Inc.	24,025	866,342
West Bancorporation, Inc.	5,294	127,532
Westamerica Bancorporation	8,427	529,047
Western Alliance Bancorp	2,912	275,009
Western Asset Mortgage Capital Corp.	21,926	69,944
Western New England Bancorp, Inc.	9,114	76,831
Westwood Holdings Group, Inc.	2,813	40,676
White Mountains Insurance Group Ltd.	90	100,341
Willis Towers Watson Plc	30,359	6,948,568
Wintrust Financial Corp.	124,909	9,468,102
WisdomTree Investments, Inc.	52,201	326,256
World Acceptance Corp.(1)	1,655	214,753
WR Berkley Corp.	4,163	313,682
WSFS Financial Corp.	17,565	874,561
Zions Bancorp N.A.	310,788	17,080,908

Total Financials		1,451,123,027

Healthcare – 6.75%
4D Molecular Therapeutics, Inc.(1)	601	26,071
Abeona Therapeutics, Inc.(1)	16,327	30,695
Acadia Healthcare Co., Inc.(1)	2,623	149,878
Acceleron Pharma, Inc.(1)	92	12,476

Accolade, Inc.(1)	2,175	98,680
AcelRx Pharmaceuticals, Inc.(1)	28,298	48,107
Acutus Medical, Inc.(1)	793	10,602
AdaptHealth Corp. - Class A(1)	330,130	12,135,579
ADMA Biologics, Inc.(1)	2,070	3,643
Aduro Biotech, Inc.(1)(5)	990	2,970
Adverum Biotechnologies, Inc.(1)	4,860	47,920
Aeglea BioTherapeutics, Inc. - Class Savings(1)	2,726	21,590
Agile Therapeutics, Inc.(1)	2,979	6,196
Agilent Technologies, Inc.	72,527	9,221,083
Agios Pharmaceuticals, Inc.(1)	1,660	85,722
Akouos, Inc.(1)	1,229	17,046
Albireo Pharma, Inc.(1)	1,999	70,465
Alexion Pharmaceuticals, Inc.(1)	63,683	9,737,768
Aligos Therapeutics, Inc.(1)	875	19,897
Alkermes Plc(1)	4,660	87,049
Allovir, Inc.(1)	2,323	54,358
Allscripts Healthcare Solutions, Inc.(1)	55,517	833,588
Alphatec Holdings, Inc.(1)	3,212	50,717
ALX Oncology Holdings, Inc.(1)	1,362	100,434
American Well Corp. - Class A(1)	387	6,722
AmerisourceBergen Corp. - Class A	107,623	12,707,048
AMN Healthcare Services, Inc.(1)	195,325	14,395,452
AnaptysBio, Inc.(1)	8,216	177,055
AngioDynamics, Inc.(1)	13,936	326,102
ANI Pharmaceuticals, Inc.(1)	1,712	61,872
Anika Therapeutics, Inc.(1)	5,148	209,987
Annexon, Inc.(1)	2,063	57,434
Applied Genetic Technologies Corp./DE(1)	15,865	80,436
Applied Molecular Transport, Inc.(1)	1,726	75,961
Apria, Inc.(1)	492	13,742
Aptinyx, Inc. - Class A(1)	13,896	41,688
Apyx Medical Corp.(1)	11,553	111,602
Arena Pharmaceuticals, Inc.(1)	19,842	1,376,836
Aspira Women’s Health, Inc.(1)	1,460	9,855
Assembly Biosciences, Inc.(1)	6,091	28,019
Atara Biotherapeutics, Inc.(1)	7,736	111,089
Atea Pharmaceuticals, Inc.(1)	1,227	75,767
Athira Pharma, Inc.(1)	1,106	20,350
Atreca, Inc. - Class A(1)	580	8,891
Avanos Medical, Inc.(1)	17,665	772,667
Avantor, Inc.(1)	911,532	26,370,621
AVEO Pharmaceuticals, Inc.(1)	3,292	24,097
Avid Bioservices, Inc.(1)	2,224	40,543
Avidity Biosciences, Inc.(1)	2,382	51,951
Axcella Health, Inc.(1)	1,249	5,945
Aytu BioScience, Inc.(1)	8,042	61,119
Berkeley Lights, Inc.(1)	184	9,242
Beyondspring, Inc.(1)	256	2,834
BioAtla, Inc.(1)	899	45,705
BioCryst Pharmaceuticals, Inc.(1)	14,015	142,533
BioMarin Pharmaceutical, Inc.(1)	520	39,265
Bio-Rad Laboratories, Inc. - Class A(1)	629	359,266
Bio-Techne Corp.	69	26,353
Bioventus, Inc. - Class A(1)	775	11,842
Bluebird Bio, Inc.(1)	1,110	33,466
Bolt Biotherapeutics, Inc.(1)	972	31,989
Boston Scientific Corp.(1)	390,160	15,079,684
Brookdale Senior Living, Inc.(1)	68,177	412,471
Bruker Corp.	1,762	113,261
C4 Therapeutics, Inc.(1)	921	34,068
Cabaletta Bio, Inc.(1)	4,931	54,734
Calyxt, Inc.(1)	1,193	7,182
Cardinal Health, Inc.	77,100	4,683,825
CASI Pharmaceuticals, Inc.(1)	4,349	10,438
Cassava Sciences, Inc.(1)	7,410	333,079
Catabasis Pharmaceuticals, Inc.(1)	2,151	6,216
Catalent, Inc.(1)	4,872	513,070
Catalyst Biosciences, Inc.(1)	9,355	47,149
CEL-SCI Corp.(1)	1,609	24,473
Centene Corp.(1)	284,268	18,167,568
Certara, Inc.(1)	463	12,640
Change Healthcare, Inc.(1)	2,024	44,730
Charles River Laboratories International, Inc.(1)	165	47,822
Checkmate Pharmaceuticals, Inc.(1)	290	3,521
Chembio Diagnostics, Inc.(1)	689	2,418
Chimerix, Inc.(1)	22,121	213,246
Chinook Therapeutics, Inc.(1)	990	15,385
Cidara Therapeutics, Inc.(1)	2,739	7,286
Codiak Biosciences, Inc.(1)	608	9,169
Community Health Systems, Inc.(1)	29,813	403,072
Computer Programs & Systems, Inc.	4,556	139,414
Concert Pharmaceuticals, Inc.(1)	11,786	58,812
Cooper Companies, Inc.	33,523	12,875,849
CorMedix, Inc.(1)	58	579
Cortexyme, Inc.(1)	369	13,295
Covetrus, Inc.(1)	42,599	1,276,692
Cross Country Healthcare, Inc.(1)	12,049	150,492
CryoLife, Inc.(1)	2,797	63,156
Cullinan Oncology, Inc.(1)	1,012	42,170

Cyclerion Therapeutics, Inc.(1)	8,810	24,580
Cymabay Therapeutics, Inc.(1)	24,919	113,132
Cytokinetics, Inc.(1)	2,814	65,454
DaVita, Inc.(1)	66,855	7,204,963
Dentsply Sirona, Inc.	6,532	416,807
Dyadic International, Inc.(1)	1,455	7,988
Dynavax Technologies Corp. - Class A(1)	6,130	60,258
Dyne Therapeutics, Inc.(1)	1,221	18,962
Eargo, Inc.(1)	619	30,919
Elanco Animal Health, Inc.(1)	13,616	400,991
Enanta Pharmaceuticals, Inc.(1)	6,505	320,827
Encompass Health Corp.	1,645	134,725
Endo International Plc(1)	47,979	355,524
Enochian Biosciences, Inc.(1)	4,964	17,573
Envista Holdings Corp.(1)	356,718	14,554,094
Enzo Biochem, Inc.(1)	16,736	57,572
Epizyme, Inc.(1)	11,696	101,872
Evofem Biosciences, Inc.(1)	792	1,386
Evolent Health, Inc. - Class A(1)	22,902	462,620
Evolus, Inc.(1)	3,959	51,427
Exact Sciences Corp.(1)	595	78,409
Exelixis, Inc.(1)	5,853	132,219
Exicure, Inc.(1)	3,103	6,765
FibroGen, Inc.(1)	4,519	156,854
Five Prime Therapeutics, Inc.(1)	11,642	438,554
Five Star Senior Living, Inc.(1)	7,741	47,375
Fluidigm Corp.(1)	24,038	108,652
Foghorn Therapeutics, Inc.(1)	632	8,330
FONAR Corp.(1)	2,343	42,385
Forma Therapeutics Holdings, Inc.(1)	2,367	66,323
G1 Therapeutics, Inc.(1)	6,867	165,220
Generation Bio Co.(1)	3,137	89,279
Geron Corp.(1)	104,961	165,838
Globus Medical, Inc. - Class A(1)	2,294	141,471
GlycoMimetics, Inc.(1)	13,520	40,695
Gossamer Bio, Inc.(1)	11,715	108,364
Graybug Vision, Inc.(1)	574	3,186
Gritstone Oncology, Inc.(1)	8,918	84,097
Haemonetics Corp.(1)	114	12,655
Hanger, Inc.(1)	12,357	281,987
Harmony Biosciences Holdings, Inc.(1)	562	18,568
Harvard Bioscience, Inc.(1)	15,162	82,785
HCA Healthcare, Inc.	102,513	19,307,298
HealthStream, Inc.(1)	9,181	205,104
Henry Schein, Inc.(1)	4,249	294,201
Heska Corp.(1)	1,643	276,780
Hill-Rom Holdings, Inc.	1,799	198,754
Hologic, Inc.(1)	94,823	7,052,935
Hookipa Pharma, Inc.(1)	257	3,457
Horizon Therapeutics Plc(1)	425	39,117
Humana, Inc.	34,513	14,469,575
iBio, Inc.(1)	11,460	17,648
ICON Plc(1)	57,047	11,202,319
ICU Medical, Inc.(1)	61,830	12,702,355
Ideaya Biosciences, Inc.(1)	5,285	124,197
Immunic, Inc.(1)	867	13,820
ImmunityBio, Inc.(1)	1,471	34,922
ImmunoGen, Inc.(1)	40,682	329,524
Inari Medical, Inc.(1)	1,250	133,750
Inhibrx, Inc.(1)	698	14,009
Innoviva, Inc.(1)	147,300	1,760,235
Inogen, Inc.(1)	2,384	125,208
Inozyme Pharma, Inc.(1)	693	13,721
Integer Holdings Corp.(1)	182,869	16,842,235
Integra LifeSciences Holdings Corp.(1)	2,104	145,365
Intra-Cellular Therapies, Inc.(1)	15,262	517,840
IntriCon Corp.(1)	3,320	85,125
Invacare Corp.	12,098	97,026
Ionis Pharmaceuticals, Inc.(1)	1,984	89,201
IQVIA Holdings, Inc.(1)	108,692	20,992,773
Ironwood Pharmaceuticals, Inc. - Class A(1)	293,400	3,280,212
iTeos Therapeutics, Inc.(1)	1,540	52,637
IVERIC bio, Inc.(1)	28,989	179,152
Jazz Pharmaceuticals Plc(1)	107,187	17,618,327
Jounce Therapeutics, Inc.(1)	6,721	69,025
KalVista Pharmaceuticals, Inc.(1)	5,713	146,767
Keros Therapeutics, Inc.(1)	341	20,989
Kezar Life Sciences, Inc.(1)	12,605	75,126
Kindred Biosciences, Inc.(1)	2,580	12,823
Kiniksa Pharmaceuticals Ltd. - Class A(1)	850	15,733
Kinnate Biopharma, Inc.(1)	1,043	32,500
Kronos Bio, Inc.(1)	1,246	36,470
Kymera Therapeutics, Inc.(1)	852	33,109
Laboratory Corp. of America Holdings(1)	51,679	13,179,695
Lannett Co., Inc.(1)	68,586	362,134
LeMaitre Vascular, Inc.	1,112	54,243
LENSAR, Inc.(1)	1,976	14,346
LivaNova Plc(1)	5,290	390,032
Lucira Health, Inc.(1)	771	9,329
Lyra Therapeutics, Inc.(1)	90	1,043

MacroGenics, Inc.(1)	13,019	414,655
Magellan Health, Inc.(1)	5,023	468,345
Magenta Therapeutics, Inc.(1)	1,191	14,101
Maravai LifeSciences Holdings, Inc. - Class A(1)	562	20,030
Marker Therapeutics, Inc.(1)	3,310	7,414
McKesson Corp.	46,215	9,013,774
MEDNAX, Inc.(1)	27,650	704,245
MEI Pharma, Inc.(1)	6,543	22,442
MeiraGTx Holdings Plc(1)	695	10,029
Meridian Bioscience, Inc.(1)	2,074	54,442
Mettler-Toledo International, Inc.(1)	42	48,539
Milestone Scientific, Inc.(1)	2,805	10,014
Mirum Pharmaceuticals, Inc.(1)	1,198	23,744
Misonix, Inc.(1)	2,790	54,656
ModivCare, Inc.(1)	81,490	12,070,299
Molina Healthcare, Inc.(1)	33,315	7,787,714
Myriad Genetics, Inc.(1)	26,045	793,070
NanoString Technologies, Inc.(1)	2,143	140,817
Natera, Inc.(1)	1,733	175,969
National HealthCare Corp.	4,501	350,673
Natus Medical, Inc.(1)	8,460	216,661
Nektar Therapeutics - Class A(1)	5,283	105,660
NexImmune, Inc.(1)	504	9,616
NextCure, Inc.(1)	700	7,007
NextGen Healthcare, Inc.(1)	20,717	374,978
NGM Biopharmaceuticals, Inc.(1)	341	9,913
Nkarta, Inc.(1)	1,594	52,443
Novavax, Inc.(1)	16,605	3,010,653
Nurix Therapeutics, Inc.(1)	1,866	58,014
Nymox Pharmaceutical Corp.(1)	1,959	4,349
Oak Street Health, Inc.(1)	1,261	68,434
Olema Pharmaceuticals, Inc.(1)	933	30,957
Oncorus, Inc.(1)	581	8,088
OPKO Health, Inc.(1)	146,378	627,962
Option Care Health, Inc.(1)	2,016	35,764
OraSure Technologies, Inc.(1)	10,096	117,820
Orgenesis, Inc.(1)	6,675	38,248
ORIC Pharmaceuticals, Inc.(1)	580	14,210
Ortho Clinical Diagnostics Holdings Plc(1)	6,586	127,077
Orthofix Medical, Inc.(1)	6,965	301,933
Osmotica Pharmaceuticals Plc(1)	1,486	4,844
Outset Medical, Inc.(1)	824	44,817
Owens & Minor, Inc.	26,514	996,661
Pacific Biosciences of California, Inc.(1)	8,426	280,670
Pandion Therapeutics, Inc.(1)	984	59,089
Paratek Pharmaceuticals, Inc.(1)	448	3,163
Passage Bio, Inc.(1)	3,868	67,613
Patterson Companies, Inc.	31,109	993,933
PerkinElmer, Inc.	2,677	343,432
Perrigo Co. Plc	4,116	166,575
Phibro Animal Health Corp. - Class A	430	10,492
Pliant Therapeutics, Inc.(1)	1,851	72,800
PMV Pharmaceuticals, Inc.(1)	1,165	38,317
Poseida Therapeutics, Inc.(1)	2,560	24,448
PPD, Inc.(1)	167,685	6,345,200
PRA Health Sciences, Inc.(1)	81,338	12,471,556
Praxis Precision Medicines, Inc.(1)	947	31,024
Precigen, Inc.(1)	5,561	38,315
Precision BioSciences, Inc.(1)	1,166	12,068
Prelude Therapeutics, Inc.(1)	783	33,927
Premier, Inc. - Class A	280,920	9,509,142
Prestige Consumer Healthcare, Inc.(1)	296,044	13,049,620
Prothena Corp. Plc(1)	11,757	295,336
Pulmonx Corp.(1)	762	34,854
QIAGEN NV(1)	6,713	326,856
Quest Diagnostics, Inc.	4,002	513,617
Reata Pharmaceuticals, Inc. - Class A(1)	83	8,275
Relay Therapeutics, Inc.(1)	3,580	123,761
Retractable Technologies, Inc.(1)	637	8,166
Revance Therapeutics, Inc.(1)	5,231	146,206
Rockwell Medical, Inc.(1)	5,129	5,950
Royalty Pharma Plc - Class A	5,493	239,605
Rubius Therapeutics, Inc.(1)	10,966	290,599
Sage Therapeutics, Inc.(1)	1,417	106,062
Sana Biotechnology, Inc.(1)	223	7,464
Savara, Inc.(1)	18,647	38,786
SeaSpine Holdings Corp.(1)	9,711	168,971
Seer, Inc. - Class A(1)	1,131	56,573
Select Medical Holdings Corp.(1)	99,700	3,399,770
Selecta Biosciences, Inc.(1)	13,560	61,359
Shattuck Labs, Inc.(1)	1,128	32,983
Sientra, Inc.(1)	2,629	19,165
Sigilon Therapeutics, Inc.(1)	591	13,209
Signify Health, Inc. - Class A(1)	203	5,940
Silverback Therapeutics, Inc.(1)	981	42,801
Soleno Therapeutics, Inc.(1)	3,719	4,686
Solid Biosciences, Inc.(1)	8,894	49,184
Sotera Health Co.(1)	776	19,369
Spectrum Pharmaceuticals, Inc.(1)	53,348	173,914
Spero Therapeutics, Inc.(1)	1,080	15,898

Spruce Biosciences, Inc.(1)	613	10,176
SQZ Biotechnologies Co.(1)	401	5,486
STERIS Plc	2,385	454,295
Strongbridge Biopharma Plc(1)	1,411	3,894
Supernus Pharmaceuticals, Inc.(1)	13,946	365,106
Surgalign Holdings, Inc.(1)	36,289	79,110
Sutro Biopharma, Inc.(1)	1,736	39,511
Syneos Health, Inc. - Class A(1)	59,363	4,502,684
Talis Biomedical Corp.(1)	988	12,696
Tandem Diabetes Care, Inc.(1)	179	15,797
Tarsus Pharmaceuticals, Inc.(1)	536	17,275
Taysha Gene Therapies, Inc.(1)	752	15,266
TCR2 Therapeutics, Inc.(1)	10,070	222,346
Teladoc Health, Inc.(1)	212	38,531
Teleflex, Inc.	519	215,624
Tenet Healthcare Corp.(1)	34,577	1,798,004
Terns Pharmaceuticals, Inc.(1)	654	14,388
TG Therapeutics, Inc.(1)	6,158	296,816
TherapeuticsMD, Inc.(1)	20,640	27,658
Theravance Biopharma, Inc.(1)	2,866	58,495
Tivity Health, Inc.(1)	8,306	185,390
Triple-S Management Corp. - Class B(1)	8,099	210,817
Turning Point Therapeutics, Inc.(1)	645	61,011
United Therapeutics Corp.(1)	23,808	3,982,364
Universal Health Services, Inc. - Class B	151,674	20,231,795
UroGen Pharma Ltd.(1)	2,991	58,265
Utah Medical Products, Inc.	301	26,067
Vanda Pharmaceuticals, Inc.(1)	20,162	302,833
Varex Imaging Corp.(1)	13,756	281,860
Varian Medical Systems, Inc.(1)	2,376	419,435
Vaxart, Inc.(1)	2,530	15,306
Vaxcyte, Inc.(1)	2,262	44,674
VBI Vaccines, Inc.(1)	13,670	42,514
Venus Concept, Inc.(1)	3,048	7,163
Verastem, Inc.(1)	36,784	90,856
Vericel Corp.(1)	2,011	111,711
Viatris, Inc.(1)	36,144	504,932
ViewRay, Inc.(1)	28,116	122,305
Viking Therapeutics, Inc.(1)	22,113	139,865
Vor BioPharma, Inc.(1)	882	38,014
VYNE Therapeutics, Inc.(1)	10,859	74,330
Waters Corp.(1)	1,696	481,952
X4 Pharmaceuticals, Inc.(1)	6,204	53,416
XBiotech, Inc.(1)	5,432	93,267
Xencor, Inc.(1)	1,135	48,873
Xeris Pharmaceuticals, Inc.(1)	1,737	7,834
XOMA Corp.(1)	387	15,793
Zentalis Pharmaceuticals, Inc.(1)	752	32,629
Zimmer Biomet Holdings, Inc.	98,410	15,753,473
ZIOPHARM Oncology, Inc.(1)	24,986	89,950

Total Healthcare		454,952,393

Industrials – 19.98%
AAR Corp.(1)	12,529	521,833
ABM Industries, Inc.	305,485	15,582,790
Acacia Research Corp.(1)	2,169	14,424
ACCO Brands Corp.	34,619	292,184
Acuity Brands, Inc.	33,668	5,555,220
ADT, Inc.	4,562	38,503
AECOM(1)	4,217	270,352
Aegion Corp. - Class A(1)	11,341	326,054
AGCO Corp.	71,829	10,318,236
Agrify Corp.(1)	1,353	16,885
Air Lease Corp. - Class A	126,476	6,197,324
Alamo Group, Inc.	670	104,620
Alaska Air Group, Inc.(1)	329,304	22,791,130
Albany International Corp. - Class A	2,014	168,109
Allegiant Travel Co. - Class A(1)	4,253	1,037,987
Allegion Plc	76,624	9,625,507
Allied Motion Technologies, Inc.	229	11,755
Allison Transmission Holdings, Inc.	348,979	14,248,813
Alta Equipment Group, Inc.(1)	6,722	87,386
Altra Industrial Motion Corp.	442,819	24,496,747
AMERCO	270	165,402
American Airlines Group, Inc.(1)	130,570	3,120,623
American Superconductor Corp.(1)	9,837	186,510
American Woodmark Corp.(1)	6,329	623,913
AMETEK, Inc.	330,768	42,248,997
AO Smith Corp.	4,006	270,846
API Group Corp.(1)(3)	509,907	10,544,877
Apogee Enterprises, Inc.	8,089	330,678
Applied Industrial Technologies, Inc.	8,801	802,387
ArcBest Corp.	53,375	3,755,999
Arcosa, Inc.	161,889	10,537,355
Argan, Inc.	5,389	287,503
Armstrong World Industries, Inc.	40,716	3,668,104
Array Technologies, Inc.(1)	3,380	100,792
ASGN, Inc.(1)	115,430	11,016,639
Astec Industries, Inc.	8,264	623,271
Astronics Corp.(1)	8,696	156,876
Atkore International Group, Inc.(1)	68,700	4,939,530

Atlas Air Worldwide Holdings, Inc.(1)	70,936	4,287,372
AZEK Co., Inc. - Class A(1)	2,297	96,589
AZZ, Inc.	8,769	441,519
Barnes Group, Inc.	17,358	859,915
Barrett Business Services, Inc.	2,569	176,901
Beacon Roofing Supply, Inc.(1)	20,232	1,058,538
BGSF, Inc.	3,506	49,084
Bloom Energy Corp. - Class A(1)	2,004	54,208
Blue Bird Corp.(1)	3,522	88,156
Boise Cascade Co.	102,820	6,151,721
Brady Corp. - Class A	4,475	239,189
BrightView Holdings, Inc.(1)	289,272	4,880,019
Brink’s Co.	242,440	19,208,521
Builders FirstSource, Inc.(1)	36,434	1,689,445
BWX Technologies, Inc.	172,848	11,397,597
CACI International, Inc. - Class A(1)	136,648	33,705,596
Caesarstone Ltd.	8,784	120,604
CAI International, Inc.	4,899	223,002
Carlisle Companies, Inc.	1,588	261,353
Carrier Global Corp.	16,651	703,005
Casella Waste Systems, Inc. - Class A(1)	239,706	15,238,110
CBIZ, Inc.(1)	346,073	11,302,744
CECO Environmental Corp.(1)	11,175	88,618
CH Robinson Worldwide, Inc.	3,341	318,832
Chart Industries, Inc.(1)	13,289	1,891,689
Cimpress Plc(1)	4,521	452,688
Cintas Corp.	304	103,758
CIRCOR International, Inc.(1)	7,419	258,330
Clean Harbors, Inc.(1)	1,538	129,284
Colfax Corp.(1)	367,268	16,090,011
Columbus McKinnon Corp.	8,714	459,751
Comfort Systems USA, Inc.	9,089	679,585
CompX International, Inc.	512	9,221
Concrete Pumping Holdings, Inc.(1)	8,590	63,652
Construction Partners, Inc. - Class A(1)	5,762	172,169
Copa Holdings SA - Class A(1)	958	77,397
CoreCivic, Inc.(1)	201,682	1,825,222
CoreLogic, Inc.	2,069	163,968
Cornerstone Building Brands, Inc.(1)	9,601	134,702
Costamare, Inc.	16,697	160,625
Covanta Holding Corp.	27,094	375,523
Covenant Logistics Group, Inc. - Class A(1)	4,714	97,061
CRA International, Inc.	708	52,845
Crane Co.	417,496	39,207,049
Cubic Corp.	10,355	772,172
Cummins, Inc.	85,770	22,223,865
Curtiss-Wright Corp.	89,165	10,574,969
Delta Air Lines, Inc.(1)	172,170	8,312,368
Deluxe Corp.	75,240	3,157,070
Donaldson Co., Inc.	3,425	199,198
Douglas Dynamics, Inc.	440	20,306
Dover Corp.	163,418	22,409,510
Driven Brands Holdings, Inc.(1)	982	24,962
Ducommun, Inc.(1)	3,976	238,560
Dun & Bradstreet Holdings, Inc.(1)	2,115	50,358
DXP Enterprises, Inc.(1)	5,916	178,486
Dycom Industries, Inc.(1)	3,144	291,920
Eagle Bulk Shipping, Inc.(1)	2,361	85,279
Eastern Co.	2,071	55,503
Eaton Corp. Plc	150,462	20,805,885
Echo Global Logistics, Inc.(1)	9,639	302,761
EMCOR Group, Inc.	58,640	6,577,062
Encore Wire Corp.	7,474	501,730
Enerpac Tool Group Corp. - Class A	189,054	4,938,090
EnerSys	68,438	6,214,170
Eneti, Inc.	3,003	63,153
Ennis, Inc.	9,528	203,423
EnPro Industries, Inc.	7,713	657,688
Equifax, Inc.	933	168,994
ESCO Technologies, Inc.	166,763	18,158,823
ExOne Co.(1)	1,493	46,820
Expeditors International of Washington, Inc.	63,679	6,857,592
Fastenal Co.	3,304	166,125
Federal Signal Corp.	1,757	67,293
Flowserve Corp.	3,882	150,660
Fluor Corp.(1)	51,322	1,185,025
Fortive Corp.	8,898	628,555
Fortune Brands Home & Security, Inc.	4,114	394,203
Forward Air Corp.	187,092	16,615,641
Franklin Electric Co., Inc.	1,151	90,860
FTI Consulting, Inc.(1)	1,049	146,975
FuelCell Energy, Inc.(1)	39,286	566,111
Gates Industrial Corp. Plc(1)	1,993	31,868
GATX Corp.	12,700	1,177,798
Genco Shipping & Trading Ltd.	6,753	68,070
Gencor Industries, Inc.(1)	3,426	45,943
Generac Holdings, Inc.(1)	154	50,427
General Dynamics Corp.	56,325	10,226,367
General Finance Corp.(1)	3,608	43,837
Gibraltar Industries, Inc.(1)	205,085	18,767,328

GMS, Inc.(1)	214,172	8,941,681
Gorman-Rupp Co.	5,275	174,655
GP Strategies Corp.(1)	5,090	88,820
Graco, Inc.	2,490	178,334
GrafTech International Ltd.	5,074	62,055
Graham Corp.	4,297	61,189
Granite Construction, Inc.	15,631	629,148
Great Lakes Dredge & Dock Corp.(1)	23,554	343,417
Greenbrier Companies, Inc.	11,893	561,587
Griffon Corp.	16,438	446,620
H&E Equipment Services, Inc.	11,840	449,920
Harsco Corp.(1)	578,770	9,925,905
Hawaiian Holdings, Inc.(1)	17,615	469,792
Heartland Express, Inc.	17,945	351,363
HEICO Corp.	242	30,444
HEICO Corp. - Class A	493	56,005
Heidrick & Struggles International, Inc.	6,940	247,897
Helios Technologies, Inc.	6,451	470,084
Herc Holdings, Inc.(1)	8,613	872,755
Heritage-Crystal Clean, Inc.(1)	6,030	163,594
Herman Miller, Inc.	106,766	4,393,421
Hexcel Corp.(1)	181,274	10,151,344
Hillenbrand, Inc.	71,814	3,426,246
HNI Corp.	16,028	634,068
Howmet Aerospace, Inc.(1)	490,179	15,749,451
Hub Group, Inc. - Class A(1)	49,032	3,298,873
Hubbell, Inc. - Class B	169,859	31,744,949
Huntington Ingalls Industries, Inc.	75,091	15,457,482
Hurco Companies, Inc.	2,304	81,331
Huron Consulting Group, Inc.(1)	7,695	387,674
Hydrofarm Holdings Group, Inc.(1)	2,036	122,812
Hyster-Yale Materials Handling, Inc.	3,671	319,818
IAA, Inc.(1)	222,210	12,252,659
ICF International, Inc.	159,170	13,911,458
IDEX Corp.	2,250	470,970
IES Holdings, Inc.(1)	2,166	109,188
IHS Markit Ltd.	5,402	522,806
Ingersoll Rand, Inc.(1)	10,367	510,160
Insperity, Inc.	6,624	554,694
Insteel Industries, Inc.	6,912	213,166
Interface, Inc. - Class A	18,299	228,372
ITT, Inc.	207,450	18,859,279
Jacobs Engineering Group, Inc.	3,869	500,146
JB Hunt Transport Services, Inc.	1,815	305,047
JELD-WEN Holding, Inc.(1)	24,914	689,869
JetBlue Airways Corp.(1)	220,168	4,478,217
Johnson Controls International Plc	21,776	1,299,374
Kaman Corp.	8,792	450,942
Kansas City Southern	2,711	715,487
KAR Auction Services, Inc.(1)	47,218	708,270
KBR, Inc.	432,629	16,608,627
Kelly Services, Inc. - Class A(1)	12,303	273,988
Kennametal, Inc.	30,868	1,233,794
Kimball International, Inc. - Class B	13,409	187,726
Kirby Corp.(1)	228,986	13,803,276
Knight-Swift Transportation Holdings, Inc. - Class A	3,791	182,309
Knoll, Inc.	400,403	6,610,654
Korn Ferry	19,422	1,211,350
L3Harris Technologies, Inc.	57,190	11,591,269
Landstar System, Inc.	207	34,167
Lawson Products, Inc.(1)	614	31,842
LB Foster Co. - Class A(1)	3,655	65,424
Leidos Holdings, Inc.	110,908	10,678,222
Lennox International, Inc.	1,032	321,561
Lincoln Electric Holdings, Inc.	987	121,342
LSI Industries, Inc.	9,977	85,104
Luxfer Holdings Plc	9,787	208,267
Lydall, Inc.(1)	6,280	211,887
Lyft, Inc. - Class A(1)	7,401	467,595
Macquarie Infrastructure Corp.	2,125	67,596
Manitowoc Co., Inc.(1)	12,416	256,018
ManpowerGroup, Inc.	44,239	4,375,237
ManTech International Corp. - Class A	5,815	505,614
Marten Transport Ltd.	11,426	193,899
Masco Corp.	134,749	8,071,465
MasTec, Inc.(1)	153,932	14,423,428
Matrix Service Co.(1)	9,544	125,122
Matson, Inc.	15,906	1,060,930
Matthews International Corp. - Class A	11,359	449,248
Maxar Technologies, Inc.	26,425	999,393
Mayville Engineering Co., Inc.(1)	2,694	38,740
McGrath RentCorp	3,764	303,567
Mercury Systems, Inc.(1)	304	21,478
Meritor, Inc.(1)	6,081	178,903
Mesa Air Group, Inc.(1)	12,550	168,798
Middleby Corp.(1)	1,648	273,156
Miller Industries, Inc.	4,033	186,284
Mistras Group, Inc.(1)	7,037	80,292
Montrose Environmental Group, Inc.(1)	4,891	245,479
Moog, Inc. - Class A	61,710	5,131,187

MRC Global, Inc.(1)	27,861	251,585
MSA Safety, Inc.	846	126,917
MSC Industrial Direct Co., Inc. - Class A	1,351	121,847
Mueller Industries, Inc.	20,776	859,088
Mueller Water Products, Inc. - Class A	51,934	721,363
MYR Group, Inc.(1)	2,173	155,739
National Presto Industries, Inc.	1,750	178,623
Navistar International Corp.(1)	18,535	816,096
Nesco Holdings, Inc.(1)	4,008	37,475
Nielsen Holdings Plc	10,574	265,936
NL Industries, Inc.	2,716	20,234
NN, Inc.(1)	15,135	107,004
Nordson Corp.	327	64,968
Northwest Pipe Co.(1)	3,814	127,464
NOW, Inc.(1)	40,669	410,350
NV5 Global, Inc.(1)	300	28,971
nVent Electric Plc	1,341,800	37,449,638
Old Dominion Freight Line, Inc.	408	98,087
Oshkosh Corp.	484,344	57,472,259
Otis Worldwide Corp.	228,293	15,626,656
Owens Corning	283,973	26,151,074
PACCAR, Inc.	94,685	8,798,130
PAE, Inc.(1)	1,080,945	9,750,124
PAM Transportation Services, Inc.(1)	580	35,786
Pangaea Logistics Solutions Ltd.	4,391	13,876
Park Aerospace Corp.	7,920	104,702
Parker-Hannifin Corp.	107,734	33,982,536
Park-Ohio Holdings Corp.	3,448	108,578
Parsons Corp.(1)	1,880	76,027
Pentair Plc	4,957	308,920
PGT Innovations, Inc.(1)	13,278	335,270
Pitney Bowes, Inc.	39,757	327,598
Powell Industries, Inc.	3,266	110,619
Preformed Line Products Co.	1,221	83,944
Primoris Services Corp.	7,702	255,167
Quad/Graphics, Inc.(1)	11,086	39,134
Quanex Building Products Corp.	11,926	312,819
Quanta Services, Inc.	96,256	8,468,603
Radiant Logistics, Inc.(1)	14,024	97,467
Raven Industries, Inc.	12,165	466,284
Regal Beloit Corp.	89,773	12,808,812
Republic Services, Inc. - Class A	6,278	623,719
Resideo Technologies, Inc.(1)	52,794	1,491,431
Resources Connection, Inc.	12,060	163,292
REV Group, Inc.	8,908	170,677
Rexnord Corp.	40,893	1,925,651
Robert Half International, Inc.	141,533	11,049,481
Rockwell Automation, Inc.	1,783	473,280
Rollins, Inc.	795	27,364
Rush Enterprises, Inc. - Class A	14,767	735,840
Rush Enterprises, Inc. - Class B	2,405	108,441
Ryder System, Inc.	1,534	116,047
Safe Bulkers, Inc.(1)	18,803	46,067
Schneider National, Inc. - Class B	244,204	6,097,774
Science Applications International Corp.	84,722	7,081,912
SEACOR Holdings, Inc.(1)	7,254	295,601
Sensata Technologies Holding Plc(1)	259,530	15,039,764
Shoals Technologies Group, Inc. - Class A(1)	2,445	85,037
SkyWest, Inc.(1)	17,841	971,978
Snap-on, Inc.	25,308	5,839,568
Southwest Airlines Co.(1)	171,655	10,481,254
SP Plus Corp.(1)	8,770	287,568
Spirit AeroSystems Holdings, Inc. - Class A	3,097	150,669
Spirit Airlines, Inc.(1)	36,146	1,333,787
SPX Corp.(1)	3,996	232,847
SPX FLOW, Inc.	15,402	975,409
Standex International Corp.	127,772	12,211,170
Stanley Black & Decker, Inc.	4,612	920,878
Steelcase, Inc. - Class A	30,598	440,305
Stericycle, Inc.(1)	137,942	9,312,464
Sterling Construction Co., Inc.(1)	8,677	201,306
Systemax, Inc.	1,627	66,902
Team, Inc.(1)	10,367	119,532
Teledyne Technologies, Inc.(1)	1,081	447,156
Terex Corp.	24,188	1,114,341
Textainer Group Holdings Ltd.(1)	488,176	13,986,242
Textron, Inc.	374,277	20,989,454
Thermon Group Holdings, Inc.(1)	12,359	240,877
Timken Co.	497,478	40,380,289
Titan Machinery, Inc.(1)	6,770	172,635
Toro Co.	292	30,117
Trane Technologies Plc	7,146	1,183,092
TransDigm Group, Inc.(1)	1,222	718,438
TransUnion	509	45,810
TriMas Corp.(1)	293,817	8,908,531
Trinity Industries, Inc.	2,683	76,439
Triton International Ltd.	22,115	1,216,104
Triumph Group, Inc.(1)	19,047	350,084
TrueBlue, Inc.(1)	13,183	290,290
Tutor Perini Corp.(1)	14,941	283,132

UFP Industries, Inc.	3,359	254,747
Ultralife Corp.(1)	3,295	27,283
UniFirst Corp.	5,250	1,174,478
United Continental Holdings, Inc.(1)	77,116	4,437,255
United Rentals, Inc.(1)	30,653	10,094,339
Univar, Inc.(1)	336,740	7,253,380
Universal Logistics Holdings, Inc.	1,036	27,257
US Ecology, Inc.(1)	375,341	15,629,199
US Xpress Enterprises, Inc. - Class A(1)	8,565	100,639
Valmont Industries, Inc.	621	147,593
Vectrus, Inc.(1)	2,502	133,707
Veritiv Corp.(1)	5,127	218,103
Vertiv Holdings Co. - Class A	307,891	6,157,820
Viad Corp.(1)	7,198	300,517
Vidler Water Resources, Inc.(1)	4,448	39,587
Virgin Galactic Holdings, Inc.(1)	276	8,454
VSE Corp.	3,648	144,096
Wabash National Corp.	86,186	1,620,297
Wabtec Corp.	5,411	428,335
Watsco, Inc.	974	253,971
Watts Water Technologies, Inc. - Class A	5,661	672,583
Welbilt, Inc.(1)	34,833	566,036
Werner Enterprises, Inc.	2,481	117,029
WESCO International, Inc.(1)	310,303	26,850,519
Willdan Group, Inc.(1)	1,082	44,416
Willis Lease Finance Corp.(1)	1,086	47,198
WillScot Mobile Mini Holdings Corp. - Class A(1)	1,400,700	38,869,425
Woodward, Inc.	1,663	200,608
WW Grainger, Inc.	352	141,127
XPO Logistics, Inc.(1)	2,580	318,114
Xylem, Inc.	5,348	562,503

Total Industrials		1,346,728,639

Information Technology – 9.74%
2U, Inc.(1)	1,377	52,643
3D Systems Corp.(1)	44,236	1,213,836
8x8, Inc.(1)	183,499	5,952,708
908 Devices, Inc.(1)	530	25,705
ACI Worldwide, Inc.(1)	382,424	14,551,233
ADTRAN, Inc.	17,727	295,686
Akamai Technologies, Inc.(1)	827	84,271
Allegro MicroSystems, Inc.(1)	459	11,636
Alliance Data Systems Corp.	312,823	35,064,330
Alpha & Omega Semiconductor Ltd.(1)	7,760	253,752
Ambarella, Inc.(1)	8,799	883,332
Amdocs Ltd.	154,855	10,863,078
Amkor Technology, Inc.	394,363	9,350,347
Amphenol Corp. - Class A	7,107	468,849
Analog Devices, Inc.	57,000	8,839,560
Applied Optoelectronics, Inc.(1)	7,484	62,566
Arista Networks, Inc.(1)	308	92,982
Arlo Technologies, Inc.(1)	29,229	183,558
Arrow Electronics, Inc.(1)	72,683	8,054,730
Aspen Technology, Inc.(1)	122	17,608
Asure Software, Inc.(1)	4,163	31,805
Avaya Holdings Corp.(1)	150,300	4,212,909
Avnet, Inc.	74,848	3,106,940
Axcelis Technologies, Inc.(1)	992	40,761
AXT, Inc.(1)	15,137	176,497
Bel Fuse, Inc. - Class B	3,815	75,880
Belden, Inc.	16,353	725,583
Benchmark Electronics, Inc.	13,057	403,722
BigCommerce Holdings, Inc.(1)	46	2,659
BM Technologies, Inc.(1)	1,573	18,325
Brooks Automation, Inc.	188,438	15,385,963
C3.ai, Inc. - Class A(1)	79	5,207
CalAmp Corp.(1)	4,970	53,925
Cardtronics Plc - Class A(1)	3,562	138,206
CDK Global, Inc.	3,177	171,749
CDW Corp.	34,385	5,699,314
Cerence, Inc.(1)	14,137	1,266,392
Ceridian HCM Holding, Inc.(1)	1,024	86,292
Check Point Software Technologies Ltd.(1)	160,273	17,945,768
Ciena Corp.(1)	4,569	250,016
Cirrus Logic, Inc.(1)	33,836	2,868,954
Citrix Systems, Inc.	2,689	377,428
Cloudera, Inc.(1)	38,803	472,233
CMC Materials, Inc.	50,125	8,861,599
Cognizant Technology Solutions Corp. - Class A	115,554	9,027,078
Cognyte Software Ltd.(1)	13,353	371,347
Coherent, Inc.(1)	127	32,117
Cohu, Inc.(1)	14,733	616,429
CommScope Holding Co., Inc.(1)	5,592	85,893
Comtech Telecommunications Corp.	8,991	223,336
Concentrix Corp.(1)	115,534	17,297,750
Conduent, Inc.(1)	60,886	405,501
Corning, Inc.	154,528	6,723,513
Corsair Gaming, Inc.(1)	4,012	133,559
Cree, Inc.(1)	3,311	358,018
Crowdstrike Holdings, Inc. - Class A(1)	1,253	228,685
CTS Corp.	11,554	358,867

Daktronics, Inc.(1)	12,686	79,541
Datto Holding Corp.(1)	339	7,767
Diebold Nixdorf, Inc.(1)	15,386	217,404
Digi International, Inc.(1)	11,172	212,156
Digimarc Corp.(1)	392	11,627
Diodes, Inc.(1)	13,120	1,047,501
Dolby Laboratories, Inc. - Class A	1,637	161,605
Duck Creek Technologies, Inc.(1)	369	16,657
DXC Technology Co.(1)	122,221	3,820,628
DZS, Inc.(1)	5,523	85,883
Eastman Kodak Co.(1)	6,268	49,329
Ebix, Inc.	4,565	146,217
EchoStar Corp. - Class A(1)	1,452	34,848
eGain Corp.(1)	4,510	42,800
Entegris, Inc.	82,648	9,240,046
ePlus, Inc.(1)	809	80,609
Euronet Worldwide, Inc.(1)	1,489	205,929
EVERTEC, Inc.	214,618	7,988,082
F5 Networks, Inc.(1)	17,915	3,737,427
FARO Technologies, Inc.(1)	281	24,326
FireEye, Inc.(1)	5,255	102,840
First Solar, Inc.(1)	2,763	241,210
Flex Ltd.(1)	393,398	7,203,117
FLIR Systems, Inc.	3,926	221,701
Genpact Ltd.	3,466	148,414
Global Payments, Inc.	63,115	12,722,722
GSI Technology, Inc.(1)	6,396	42,789
GTY Technology Holdings, Inc.(1)	17,581	112,343
Guidewire Software, Inc.(1)	2,032	206,512
Hackett Group, Inc.	1,362	22,323
Harmonic, Inc.(1)	35,710	279,966
Hewlett Packard Enterprise Co.	471,205	7,416,767
HP, Inc.	392,220	12,452,985
IBEX Holdings Ltd.(1)	1,117	24,574
II-VI, Inc.(1)	4,394	300,418
Immersion Corp.(1)	1,476	14,140
Infinera Corp.(1)	29,602	285,067
Information Services Group, Inc.(1)	12,265	53,966
Insight Enterprises, Inc.(1)	9,353	892,463
InterDigital, Inc.	7,868	499,225
Intevac, Inc.(1)	6,736	48,162
IPG Photonics Corp.(1)	992	209,252
J2 Global, Inc.(1)	34,750	4,165,135
Jabil, Inc.	125,460	6,543,994
Jack Henry & Associates, Inc.	501	76,012
Jamf Holding Corp.(1)	449	15,859
JFrog Ltd.(1)	77	3,417
Juniper Networks, Inc.	133,651	3,385,380
Keysight Technologies, Inc.(1)	86,082	12,344,159
Kimball Electronics, Inc.(1)	9,170	236,586
KLA Corp.	23,601	7,797,770
Knowles Corp.(1)	32,833	686,866
KVH Industries, Inc.(1)	5,561	70,513
Littelfuse, Inc.	711	188,017
LiveRamp Holdings, Inc.(1)	4,727	245,237
Lumentum Holdings, Inc.(1)	1,999	182,609
Manhattan Associates, Inc.(1)	188	22,067
Marvell Technology Group Ltd.	19,985	978,865
Maxeon Solar Technologies Ltd.(1)	1,158	36,546
Maxim Integrated Products, Inc.	5,350	488,830
MAXIMUS, Inc.	207,065	18,437,068
MaxLinear, Inc. - Class A(1)	10,231	348,672
McAfee Corp. - Class A	514	11,688
Methode Electronics, Inc.	580,299	24,360,952
Microchip Technology, Inc.	1,896	294,297
MicroStrategy, Inc. - Class A(1)	1,012	686,946
MKS Instruments, Inc.	403	74,724
MoneyGram International, Inc.(1)	23,305	153,114
Motorola Solutions, Inc.	173,441	32,615,580
MTS Systems Corp.(1)	7,169	417,236
National Instruments Corp.	3,832	165,485
nCino, Inc.(1)	234	15,612
NCR Corp.(1)	109,377	4,150,857
NeoPhotonics Corp.(1)	5,807	69,394
NetApp, Inc.	190,046	13,810,643
NETGEAR, Inc.(1)	10,928	449,141
NetScout Systems, Inc.(1)	25,502	718,136
nLight, Inc.(1)	99,514	3,224,254
Nuance Communications, Inc.(1)	8,382	365,790
NVE Corp.	123	8,622
NXP Semiconductors NV	123,846	24,935,154
ON Semiconductor Corp.(1)	12,090	503,065
ON24, Inc.(1)	939	45,551
Onto Innovation, Inc.(1)	13,254	870,920
Park City Group, Inc.(1)	3,568	21,800
Paya Holdings, Inc. - Class A(1)	433,087	4,746,634
Paychex, Inc.	2,012	197,216
PC Connection, Inc.	3,809	176,700
PCTEL, Inc.(1)	6,756	46,954
PDF Solutions, Inc.(1)	775	13,780

Pegasystems, Inc.	128	14,636
Perficient, Inc.(1)	228,700	13,429,264
Perspecta, Inc.	8,750	254,188
PFSweb, Inc.(1)	1,466	9,896
Photronics, Inc.(1)	23,014	295,960
Pixelworks, Inc.(1)	2,021	6,690
Plantronics, Inc.(1)	8,679	337,700
Plexus Corp.(1)	258,836	23,771,498
Powerfleet, Inc.(1)	11,926	98,032
Pure Storage, Inc. - Class A(1)	3,123	67,269
Qorvo, Inc.(1)	130,709	23,880,534
Quantum Corp.(1)	9,534	79,418
Rackspace Technology, Inc.(1)	2,270	53,981
Rambus, Inc.(1)	561,615	10,917,796
RealPage, Inc.(1)	362	31,566
Ribbon Communications, Inc.(1)	25,367	208,263
Rogers Corp.(1)	72,319	13,611,159
Sabre Corp.(1)	9,495	140,621
Sanmina Corp.(1)	79,286	3,280,855
ScanSource, Inc.(1)	9,407	281,740
SeaChange International, Inc.(1)	8,987	13,930
Seagate Technology Plc	125,200	9,609,100
SecureWorks Corp. - Class A(1)	3,256	43,565
Semtech Corp.(1)	119,229	8,226,801
ServiceSource International, Inc.(1)	32,690	48,054
Skyworks Solutions, Inc.	4,930	904,556
SMART Global Holdings, Inc.(1)	237	10,907
SolarWinds Corp.(1)	1,026,546	17,902,962
SS&C Technologies Holdings, Inc.	5,309	370,940
StarTek, Inc.(1)	5,692	45,251
Sumo Logic, Inc.(1)	1,207	22,764
SunPower Corp. - Class A(1)	8,670	290,012
Super Micro Computer, Inc.(1)	11,515	449,776
Sykes Enterprises, Inc.(1)	79,525	3,505,462
Synaptics, Inc.(1)	694	93,981
Synchronoss Technologies, Inc.(1)	13,956	49,823
SYNNEX Corp.	115,534	13,267,925
Synopsys, Inc.(1)	360	89,201
TE Connectivity Ltd.	153,067	19,762,480
Telos Corp.(1)	1,005	38,110
Teradata Corp.(1)	842	32,451
Trimble, Inc.(1)	7,461	580,391
TTM Technologies, Inc.(1)	213,183	3,091,154
Twilio, Inc. - Class A(1)	707	240,917
Ubiquiti, Inc.	47	14,020
Unisys Corp.(1)	20,452	519,890
Unity Software, Inc.(1)	141	14,144
Veeco Instruments, Inc.(1)	17,340	359,632
Verint Systems, Inc.(1)	201,959	9,187,115
VeriSign, Inc.(1)	1,237	245,866
Verra Mobility Corp. - Class A(1)	469,289	6,351,827
Viant Technology, Inc. - Class A(1)	792	41,889
ViaSat, Inc.(1)	1,776	85,372
VirnetX Holding Corp.	11,098	61,816
Vishay Intertechnology, Inc.	147,733	3,557,411
Vishay Precision Group, Inc.(1)	4,662	143,636
Vontier Corp.(1)	4,582	138,697
Western Digital Corp.	186,405	12,442,534
Western Union Co.	194,781	4,803,299
WEX, Inc.(1)	1,213	253,784
WNS Holdings Ltd. - ADR(1)	46,876	3,395,697
Xerox Corp.	402,859	9,777,388
Xperi Holding Corp.	35,687	776,906
Zebra Technologies Corp. - Class A(1)	133	64,529

Total Information Technology		656,374,846

Materials – 7.95%
Advanced Emissions Solutions, Inc.(1)	7,028	38,654
AdvanSix, Inc.(1)	9,737	261,146
AgroFresh Solutions, Inc.(1)	10,516	21,032
Albemarle Corp.	3,421	499,842
Alcoa Corp.(1)	69,027	2,242,687
Allegheny Technologies, Inc.(1)	46,671	982,891
Amcor Plc	40,020	467,434
American Vanguard Corp.	8,552	174,546
Amyris, Inc.(1)	35,816	684,086
AptarGroup, Inc.	1,927	272,998
Arconic Corp.(1)	304,771	7,738,136
Ardagh Group SA - Class A	644	16,364
Ashland Global Holdings, Inc.	140,040	12,431,351
Atotech Ltd.(1)	321,178	6,503,855
Avery Dennison Corp.	110,393	20,273,674
Avient Corp.	488,539	23,093,239
Axalta Coating Systems Ltd.(1)	813,922	24,075,813
Balchem Corp.	968	121,397
Ball Corp.	616	52,200
Berry Global Group, Inc.(1)	314,289	19,297,345
Cabot Corp.	63,632	3,336,862
Caledonia Mining Corp. Plc	2,542	36,325
Carpenter Technology Corp.	17,598	724,158
Celanese Corp. - Class A	39,402	5,902,814

Century Aluminum Co.(1)	17,493	308,926
CF Industries Holdings, Inc.	6,384	289,706
Chemours Co.	125,082	3,491,039
Clearwater Paper Corp.(1)	5,893	221,695
Cleveland-Cliffs, Inc.	165,155	3,321,267
Coeur Mining, Inc.(1)	90,144	814,000
Commercial Metals Co.	43,413	1,338,857
Compass Minerals International, Inc.	120,345	7,548,038
Constellium SE - Class A(1)	1,984,635	29,174,135
Corteva, Inc.	290,457	13,541,105
Crown Holdings, Inc.	271,601	26,356,161
Diversey Holdings Ltd.(1)	388,597	5,716,262
Domtar Corp.	20,142	744,247
DowDuPont, Inc.	157,753	12,191,152
Eagle Materials, Inc.	65,537	8,808,828
Eastman Chemical Co.	73,951	8,143,484
Element Solutions, Inc.	645,379	11,803,982
Ferro Corp.(1)	672,218	11,333,595
FMC Corp.	380,030	42,035,118
Freeport-McMoRan, Inc.(1)	43,371	1,428,207
FutureFuel Corp.	9,553	138,805
Gatos Silver, Inc.(1)	5,779	57,617
GCP Applied Technologies, Inc.(1)	3,943	96,761
Glatfelter Corp.	381,064	6,535,248
Gold Resource Corp.	26,954	71,159
Graphic Packaging Holding Co.	909,791	16,521,805
Greif, Inc. - Class A	113,107	6,447,099
Greif, Inc. - Class B	2,319	132,740
Hawkins, Inc.	3,484	116,784
Haynes International, Inc.	4,322	128,234
HB Fuller Co.	291,348	18,328,703
Hecla Mining Co.	191,265	1,088,298
Huntsman Corp.	142,716	4,114,502
Ingevity Corp.(1)	145,782	11,010,914
Innospec, Inc.	1,508	154,857
International Flavors & Fragrances, Inc.	7,461	1,041,630
International Paper Co.	91,360	4,939,835
Intrepid Potash, Inc.(1)	3,519	114,579
Kaiser Aluminum Corp.	126,008	13,923,884
Koppers Holdings, Inc.(1)	2,891	100,491
Kraton Corp.(1)	11,746	429,786
Kronos Worldwide, Inc.	80,023	1,224,352
Livent Corp.(1)	54,509	944,096
LyondellBasell Industries NV - Class A	199,456	20,753,397
Martin Marietta Materials, Inc.	1,862	625,297
Materion Corp.	5,259	348,356
Minerals Technologies, Inc.	12,647	952,572
Mosaic Co.	283,438	8,959,475
Myers Industries, Inc.	8,366	165,312
Neenah, Inc.	5,860	301,087
NewMarket Corp.	36	13,686
Novagold Resources, Inc.(1)	6,373	55,827
Nucor Corp.	9,012	723,393
O-I Glass, Inc.(1)	190,691	2,810,785
Olin Corp.	4,323	164,144
Olympic Steel, Inc.	3,568	105,078
Orion Engineered Carbons SA(1)	9,725	191,777
Packaging Corp. of America	2,801	376,678
Pactiv Evergreen, Inc.	616,772	8,474,447
PPG Industries, Inc.	57,469	8,635,292
PQ Group Holdings, Inc.	11,912	198,930
Ranpak Holdings Corp. - Class A(1)	10,403	208,684
Rayonier Advanced Materials, Inc.(1)	22,568	204,692
Reliance Steel & Aluminum Co.	45,971	7,000,924
Royal Gold, Inc.	551	59,299
RPM International, Inc.	625	57,406
Ryerson Holding Corp.(1)	5,437	92,646
Schnitzer Steel Industries, Inc. - Class A	9,862	412,133
Schweitzer-Mauduit International, Inc.	60,994	2,986,876
Scotts Miracle-Gro Co.	85	20,822
Sealed Air Corp.	116,365	5,331,844
Sensient Technologies Corp.	9,309	726,102
Silgan Holdings, Inc.	305,069	12,822,050
Sonoco Products Co.	2,974	188,254
Steel Dynamics, Inc.	330,736	16,788,159
Stepan Co.	7,265	923,454
Summit Materials, Inc. - Class A(1)	41,890	1,173,758
SunCoke Energy, Inc.	30,583	214,387
TimkenSteel Corp.(1)	16,720	196,460
Trecora Resources(1)	9,303	72,284
Tredegar Corp.	9,425	141,469
Trinseo SA	49,227	3,134,283
Tronox Holdings Plc - Class A	26,625	487,238
UFP Technologies, Inc.(1)	2,335	116,330
United States Lime & Minerals, Inc.	704	94,132
United States Steel Corp.	96,036	2,513,262
US Concrete, Inc.(1)	5,975	438,087
Valvoline, Inc.	249,101	6,494,063
Verso Corp. - Class A	11,439	166,895
Vulcan Materials Co.	3,958	667,912

Warrior Met Coal, Inc.	19,195	328,810
Westlake Chemical Corp.	986	87,547
Westrock Co.	77,141	4,015,189
Worthington Industries, Inc.	12,995	871,835
WR Grace & Co.	125,899	7,536,314

Total Materials		535,949,965

Real Estate – 5.64%
Acadia Realty Trust	31,332	594,368
Agree Realty Corp.	23,023	1,549,678
Alexander & Baldwin, Inc.	26,891	451,500
Alexander’s, Inc.	50	13,865
Alexandria Real Estate Equities, Inc.	4,026	661,472
Alpine Income Property Trust, Inc.	2,696	46,803
Alset EHome International, Inc. - Class A(1)	1,113	12,877
Altisource Portfolio Solutions SA(1)	1,897	17,433
American Assets Trust, Inc.	18,264	592,484
American Campus Communities, Inc.	4,090	176,565
American Finance Trust, Inc.	39,364	386,554
American Homes 4 Rent - Class A	248,604	8,288,457
American Realty Investors, Inc.(1)	828	7,311
Americold Realty Trust	6,397	246,093
Apartment Income REIT Corp.	4,414	188,743
Apartment Investment & Management Co. - Class A	4,414	27,102
Apple Hospitality REIT, Inc.	6,266	91,296
Armada Hoffler Properties, Inc.	21,315	267,290
AvalonBay Communities, Inc.	4,210	776,787
Bluerock Residential Growth REIT, Inc. - Class A	5,073	51,288
Boston Properties, Inc.	4,649	470,758
Brandywine Realty Trust	313,037	4,041,308
Brixmor Property Group, Inc.	506,935	10,255,295
Broadstone Net Lease, Inc. - Class A	374,729	6,857,541
Brookfield Property REIT, Inc. - Class A	295	5,295
BRT Apartments Corp.	4,330	72,917
Camden Property Trust	2,820	309,946
CareTrust REIT, Inc.	30,471	709,517
CatchMark Timber Trust, Inc. - Class A	17,100	174,078
CBRE Group, Inc. - Class A(1)	9,977	789,280
Centerspace	4,884	332,112
Chatham Lodging Trust(1)	122,537	1,612,587
City Office REIT, Inc.	131,736	1,399,036
Clipper Realty, Inc.	1,244	9,852
Colony Capital, Inc.(1)	178,087	1,154,004
Columbia Property Trust, Inc.	41,429	708,436
CorEnergy Infrastructure Trust, Inc.	5,505	38,920
CorePoint Lodging, Inc.(1)	14,867	134,249
CoreSite Realty Corp.	397	47,580
Corporate Office Properties Trust	3,371	88,758
Cousins Properties, Inc.	243,635	8,612,497
CTO Realty Growth, Inc.	2,103	109,377
CubeSmart	466,143	17,634,190
Cushman & Wakefield Plc(1)	26,548	433,263
CyrusOne, Inc.	103,969	7,040,781
DiamondRock Hospitality Co.(1)	225,365	2,321,259
Diversified Healthcare Trust	349,967	1,672,842
Douglas Emmett, Inc.	319,112	10,020,117
Duke Realty Corp.	303,808	12,738,669
EastGroup Properties, Inc.	786	112,618
Empire State Realty Trust, Inc. - Class A	662,240	7,370,731
EPR Properties	2,212	103,057
Equity Commonwealth	3,594	99,913
Equity LifeStyle Properties, Inc.	3,079	195,948
Equity Residential	191,021	13,682,834
Essential Properties Realty Trust, Inc.	37,757	861,992
Essex Property Trust, Inc.	36,430	9,903,131
Extra Space Storage, Inc.	1,141	151,240
Farmland Partners, Inc.	9,591	107,515
Fathom Holdings, Inc.(1)	1,268	46,447
Federal Realty Investment Trust	2,256	228,871
First Industrial Realty Trust, Inc.	3,804	174,185
Forestar Group, Inc.(1)	5,810	135,257
Franklin Street Properties Corp.	246,709	1,344,564
FRP Holdings, Inc.(1)	2,422	119,211
Gaming & Leisure Properties, Inc.	96,595	4,098,526
Getty Realty Corp.	12,316	348,789
Gladstone Commercial Corp.	9,429	184,431
Gladstone Land Corp.	4,182	76,531
Global Medical REIT, Inc.	16,584	217,416
Global Net Lease, Inc.	187,080	3,378,665
Healthcare Realty Trust, Inc.	51,825	1,571,334
Healthcare Trust of America, Inc. - Class A	6,506	179,435
Healthpeak Properties, Inc.	262,579	8,334,257
Hersha Hospitality Trust - Class A(1)	12,427	131,105
Highwoods Properties, Inc.	3,126	134,230
Host Hotels & Resorts, Inc.(1)	216,002	3,639,634
Hudson Pacific Properties, Inc.	4,399	119,345
Independence Realty Trust, Inc.	37,718	573,314
Indus Realty Trust, Inc.	453	27,252
Industrial Logistics Properties Trust	562,438	13,009,191
Innovative Industrial Properties, Inc. - Class A	4,907	884,045
Invitation Homes, Inc.	16,787	537,016

Iron Mountain, Inc.	96,040	3,554,440
iStar, Inc.	26,842	477,251
JBG SMITH Properties	3,718	118,195
Jones Lang LaSalle, Inc.(1)	20,376	3,648,119
Kennedy-Wilson Holdings, Inc.	43,955	888,331
Kilroy Realty Corp.	121,952	8,003,710
Kimco Realty Corp.	12,436	233,175
Kite Realty Group Trust	30,722	592,627
Lamar Advertising Co. - Class A	69,955	6,570,174
Lexington Realty Trust	812,996	9,032,386
Life Storage, Inc.	85,463	7,345,545
LTC Properties, Inc.	9,155	381,947
Macerich Co.	54,823	641,429
Mack-Cali Realty Corp.	32,435	502,094
Marcus & Millichap, Inc.(1)	7,135	240,449
Maui Land & Pineapple Co., Inc.(1)	1,050	12,128
Medical Properties Trust, Inc.	16,880	359,206
Mid-America Apartment Communities, Inc.	41,605	6,006,098
Monmouth Real Estate Investment Corp.	4,225	74,740
National Health Investors, Inc.	10,784	779,468
National Retail Properties, Inc.	5,125	225,859
National Storage Affiliates Trust	118,177	4,718,808
NETSTREIT Corp.	7,202	133,165
New Senior Investment Group, Inc.	31,645	197,148
Newmark Group, Inc. - Class A	53,310	533,367
NexPoint Residential Trust, Inc.	6,863	316,316
Office Properties Income Trust	347,299	9,557,668
Omega Healthcare Investors, Inc.	139,851	5,122,742
One Liberty Properties, Inc.	5,718	127,340
Outfront Media, Inc.(1)	4,297	93,804
Paramount Group, Inc.	400,545	4,057,521
Park Hotels & Resorts, Inc.(1)	7,101	153,240
Pebblebrook Hotel Trust	466,071	11,320,865
Physicians Realty Trust	742,648	13,122,590
Piedmont Office Realty Trust, Inc. - Class A	238,474	4,142,293
PotlatchDeltic Corp.	24,358	1,289,025
Preferred Apartment Communities, Inc. - Class A	17,740	174,739
QTS Realty Trust, Inc. - Class A	240,516	14,921,613
Rafael Holdings, Inc. - Class B(1)	3,535	141,117
Rayonier, Inc.	99,584	3,211,584
Re/Max Holdings, Inc. - Class A	6,939	273,327
Realogy Holdings Corp.(1)	42,594	644,447
Realty Income Corp.	11,185	710,248
Regency Centers Corp.	209,543	11,883,184
Retail Opportunity Investments Corp.	42,043	667,222
Retail Properties of America, Inc. - Class A	79,844	836,765
Retail Value, Inc.	20,457	382,750
Rexford Industrial Realty, Inc.	3,719	187,438
RLJ Lodging Trust	60,266	932,918
RMR Group, Inc. - Class A	593	24,200
RPT Realty	29,893	341,079
Ryman Hospitality Properties, Inc.(1)	2,237	173,390
Sabra Health Care REIT, Inc.	365,028	6,336,886
Safehold, Inc.	3,119	218,642
Saul Centers, Inc.	326	13,076
Seritage Growth Properties(1)	12,783	234,568
Service Properties Trust	177,441	2,104,450
Simon Property Group, Inc.	2,074	235,959
SITE Centers Corp.	268,390	3,639,368
SL Green Realty Corp.	2,100	146,979
Spirit Realty Capital, Inc.	3,306	140,505
St Joe Co.	6,044	259,288
STAG Industrial, Inc.	220,829	7,422,063
STORE Capital Corp.	7,292	244,282
Stratus Properties, Inc.(1)	2,194	66,917
Summit Hotel Properties, Inc.(1)	102,576	1,042,172
Sun Communities, Inc.	3,163	474,577
Sunstone Hotel Investors, Inc.(1)	78,893	983,007
Tanger Factory Outlet Centers, Inc.	221,450	3,350,539
Tejon Ranch Co.(1)	7,559	126,538
Terreno Realty Corp.	14,113	815,308
The GEO Group, Inc.	42,769	331,887
The Howard Hughes Corp.(1)	1,162	110,541
Transcontinental Realty Investors, Inc.(1)	548	11,793
UDR, Inc.	71,434	3,133,095
UMH Properties, Inc.	3,275	62,782
Uniti Group, Inc.	179,700	1,982,091
Universal Health Realty Income Trust	579	39,245
Urban Edge Properties	43,075	711,599
Urstadt Biddle Properties, Inc. - Class A	11,014	183,383
Ventas, Inc.	11,178	596,235
VEREIT, Inc.	128,632	4,967,768
VICI Properties, Inc.	16,035	452,828
Vornado Realty Trust	5,239	237,798
Washington Real Estate Investment Trust	31,259	690,824
Weingarten Realty Investors	3,577	96,257
Welltower, Inc.	197,925	14,177,368
Weyerhaeuser Co.	190,147	6,769,233
Whitestone REIT - Class B	15,288	148,294
WP Carey, Inc.	5,205	368,306

Xenia Hotels & Resorts, Inc.(1)	42,115	821,243

Total Real Estate		380,151,438

Utilities – 4.30%
AES Corp.	19,791	530,597
ALLETE, Inc.	19,280	1,295,423
Alliant Energy Corp.	169,464	9,178,170
Ameren Corp.	96,765	7,872,800
American Electric Power Co., Inc.	73,841	6,254,333
American Water Works Co., Inc.	5,420	812,566
Artesian Resources Corp. - Class A	3,086	121,527
Atlantic Power Corp.(1)	29,108	84,122
Atmos Energy Corp.	3,762	371,874

Avangrid, Inc.		1,656	82,485
Avista Corp.		25,071	1,197,140
Black Hills Corp.		206,708	13,801,893
Brookfield Infrastructure Corp. - Class A		5,952	454,554
Brookfield Renewable Corp. - Class A		43,241	2,023,679
Cadiz, Inc.(1)		4,076	39,089
California Water Service Group		1,307	73,636
CenterPoint Energy, Inc.		801,972	18,164,666
Chesapeake Utilities Corp.		272	31,574
Clearway Energy, Inc. - Class A		10,658	282,544
Clearway Energy, Inc. - Class C		24,036	676,373
CMS Energy Corp.		81,912	5,014,653
Consolidated Edison, Inc.		10,262	767,598
Consolidated Water Co. Ltd.		5,450	73,302
DTE Energy Co.		83,934	11,174,973
Edison International		199,678	11,701,131
Entergy Corp.		105,809	10,524,821
Essential Utilities, Inc.		6,650	297,587
Evergy, Inc.		326,334	19,426,663
Eversource Energy		10,271	889,366
Exelon Corp.		83,600	3,656,664
FirstEnergy Corp.		152,738	5,298,481
Hawaiian Electric Industries, Inc.		3,198	142,087
IDACORP, Inc.		1,494	149,355
MDU Resources Group, Inc.		199,101	6,293,583
MGE Energy, Inc.		119,498	8,530,962
National Fuel Gas Co.		95,326	4,765,347
New Jersey Resources Corp.		297,298	11,853,271
NiSource, Inc.		11,348	273,600
Northwest Natural Holding Co.		9,954	537,018
NorthWestern Corp.		18,758	1,223,022
NRG Energy, Inc.		180,545	6,811,963
OGE Energy Corp.		6,007	194,387
ONE Gas, Inc.		182,167	14,010,464
Otter Tail Corp.		9,796	452,281
PG&E Corp.(1)		689,578	8,074,958
Pinnacle West Capital Corp.		3,364	273,661
PNM Resources, Inc.		31,047	1,522,855
Portland General Electric Co.		274,899	13,049,456
PPL Corp.		265,701	7,662,817
Public Service Enterprise Group, Inc.		15,114	910,014
RGC Resources, Inc.		1,695	37,595
SJW Group		4,652	293,029
South Jersey Industries, Inc.		789,960	17,837,297
Southwest Gas Holdings, Inc.		19,335	1,328,508
Spire, Inc.		18,327	1,354,182
Sunnova Energy International, Inc.(1)		18,252	745,047
UGI Corp.		437,477	17,940,932
Unitil Corp.		5,408	247,092
Vistra Energy Corp.		1,642,070	29,031,798
WEC Energy Group, Inc.		9,449	884,332
Xcel Energy, Inc.		15,724	1,045,803

Total Utilities			289,651,000

Total Common Stocks (Cost: $4,510,462,911)			6,638,299,302

SHORT-TERM INVESTMENTS – 1.36%
Money Market Funds – 0.64%
Goldman Sachs Financial Square Government Fund - Class I, 0.04%(4)		43,129,605	43,129,605

Total Money Market Funds (Cost: $43,129,605)			43,129,605

	Principal Amount		Value
Time Deposits – 0.72%
Bank of Montreal, London, 0.01% due 04/01/2021		$40,873,042	40,873,042
BBVA, Madrid, 0.01% due 04/01/2021		4,347,141	4,347,141
BNP Paribas, Paris, 0.01% due 04/01/2021		2,685,495	2,685,495
Brown Brothers Harriman, 0.01% due 04/01/2021	CAD	17	14
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 04/01/2021		$539,450	539,450

Total Time Deposits (Cost: $48,445,142)			48,445,142

Total Short-Term Investments (Cost: $91,574,747)			91,574,747

TOTAL INVESTMENTS IN SECURITIES – 99.86% (Cost: $4,602,037,658)			6,729,874,049

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.14%			9,221,094

TOTAL NET ASSETS – 100.00%			$6,739,095,143

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than $0.5.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $10,544,877, which represents 0.16% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $2,970, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
30	E-mini Russell 2000 Future	Morgan Stanley	Jun. 2021	3,431,562	3,333,750	(97,812)
1	S&P 500 E-mini Future	Morgan Stanley	Jun. 2021	196,375	198,375	2,000
2	S&P MidCap 400 E-mini Future	Morgan Stanley	Jun. 2021	525,644	521,060	(4,584)

						$(100,396)

Bridge Builder International Equity Fund

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.27%
Argentina – 0.82%
MercadoLibre, Inc.(1)	78,669	$115,811,782

Total Argentina		115,811,782

Australia – 1.71%
Afterpay Ltd.(1)	9,547	745,660
AGL Energy Ltd.	28,898	212,437
AMP Ltd.	163,115	157,266
Ampol Ltd.	11,985	224,366
APA Group	53,127	405,653
Aristocrat Leisure Ltd.	25,488	668,694
ASX Ltd.	8,997	487,004
Aurizon Holdings Ltd.	89,743	266,691
AusNet Services - Class Miscella	84,467	118,064
Australia & New Zealand Banking Group Ltd.	130,900	2,810,485
BHP Group Ltd.	136,323	4,728,965
BHP Group Plc	97,336	2,802,501
BlueScope Steel Ltd.	22,292	328,958
Brambles Ltd.	66,049	532,795
CIMIC Group Ltd.(1)	4,536	60,745
Coca-Cola Amatil Ltd.	23,470	240,008
Cochlear Ltd.	319,102	51,329,139
Coles Group Ltd.	60,626	739,307
Commonwealth Bank of Australia	82,057	5,384,151
Computershare Ltd.(1)	2,453	28,022
Computershare Ltd.	21,590	247,734
Crown Resorts Ltd.(1)	16,518	148,067
CSL Ltd.	375,376	75,864,945
Dexus	52,148	387,755
Evolution Mining Ltd.	73,100	227,737
Fortescue Metals Group Ltd.	77,976	1,188,401
Goodman Group	74,927	1,034,618
GPT Group	89,719	314,733
Insurance Australia Group Ltd.	110,774	394,614
Lendlease Corp. Ltd.	30,525	300,960
Macquarie Group Ltd.	15,382	1,793,215
Magellan Financial Group Ltd.	5,701	196,774
Medibank Pvt Ltd.	122,142	260,345
Mirvac Group	181,901	346,996
National Australia Bank Ltd.	151,634	3,004,249
Newcrest Mining Ltd.	37,134	701,532
Northern Star Resources Ltd.	48,749	353,125
Oil Search Ltd.	89,625	280,220
Orica Ltd.	18,173	193,191
Origin Energy Ltd.	83,100	297,724
Qantas Airways Ltd.(1)	44,081	171,084
QBE Insurance Group Ltd.	3,973,930	29,103,165
Ramsay Health Care Ltd.	8,242	420,969
REA Group Ltd.	2,435	263,501
Rio Tinto Ltd.	17,055	1,441,439
Santos Ltd.	86,092	465,986
Scentre Group	235,662	507,403
Seek Ltd.(1)	1,672,957	36,465,118
Sonic Healthcare Ltd.	20,700	553,546
South32 Ltd.	222,427	477,361
Stockland	108,382	363,830
Suncorp Group Ltd.	60,562	456,281
Sydney Airport(1)	58,646	277,116
Tabcorp Holdings Ltd.	101,889	364,026
Telstra Corp. Ltd.	189,000	489,388
TPG Telecom Ltd.	16,493	79,682
Transurban Group	124,762	1,268,358
Treasury Wine Estates Ltd.	32,232	254,054
Vicinity Centres	173,276	219,047
Washington H Soul Pattinson & Co. Ltd.	4,599	110,715
Wesfarmers Ltd.	50,737	2,037,529
Westpac Banking Corp.	166,446	3,087,399
WiseTech Global Ltd.	6,677	148,576
Woodside Petroleum Ltd.	44,702	817,059
Woolworths Group Ltd.	56,592	1,762,515

Total Australia		241,412,993

Austria – 0.01%
Erste Group Bank AG(1)	12,684	429,713
OMV AG	6,687	338,879
Raiffeisen Bank International AG	6,906	151,606
Verbund AG	3,020	219,370
Voestalpine AG	5,546	229,675

Total Austria		1,369,243

Belgium – 0.12%
Ageas SA	7,973	481,459
Anheuser-Busch InBev SA	35,240	2,215,287
Elia Group SA	1,418	156,161

Etablissements Franz Colruyt NV	2,525	150,535
Galapagos NV(1)	1,846	142,446
Groupe Bruxelles Lambert SA	5,128	530,471
KBC Group NV(1)	155,589	11,320,877
Proximus	7,431	161,683
Sofina SA	707	239,025
Solvay SA	3,365	418,793
UCB SA	5,607	533,023
Umicore SA	8,729	463,112

Total Belgium		16,812,872

Brazil – 0.64%
Ambev SA	9,328,604	25,340,775
Magazine Luiza SA	9,225,100	33,172,435
Raia Drogasil SA	7,027,155	31,286,455

Total Brazil		89,799,665

Canada – 2.36%
Canadian Pacific Railway Ltd.	228,286	86,586,597
Fairfax Financial Holdings Ltd.	45,503	19,862,076
Lululemon Athletica, Inc.(1)	171,031	52,456,918
Shopify, Inc. - Class A(1)	158,194	175,041,661

Total Canada		333,947,252

Chile – 0.68%
Antofagasta Plc	4,111,328	95,765,640

Total Chile		95,765,640

China – 4.25%
Alibaba Group Holding Ltd. - ADR(1)	343,456	77,871,779
Baidu, Inc. - ADR(1)	153,282	33,346,499
BeiGene Ltd. - ADR(1)	84,477	29,404,754
Burning Rock Biotech Ltd. - ADR(1)	277,684	7,475,253
Contemporary Amperex Technology Co. Ltd. - Class A	426,600	21,170,808
Li Ning Co. Ltd.	6,354,500	41,571,039
Meituan - Class B(1)(2)	1,643,400	64,132,364
Ping An Insurance Group Co. of China Ltd. - Class H	2,544,000	30,429,690
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	17,517,500	74,988,393
Shenzhou International Group Holdings Ltd.	2,112,700	44,190,399
Tencent Holdings Ltd.	746,556	59,580,809
Trip.com Group Ltd. - ADR(1)	563,257	22,321,875
Tsingtao Brewery Co. Ltd. - Class H	5,281,000	47,001,893
Wuxi Biologics Cayman, Inc.(1)(2)	3,704,461	46,716,055

Total China		600,201,610

Denmark – 0.98%
Ambu - Class B	7,326	344,048
AP Moller - Maersk - Class A	147	319,882
AP Moller - Maersk - Class B	16,831	39,073,477
Carlsberg AS - Class B	4,803	736,586
Chr Hansen Holding(1)	4,608	418,566
Coloplast - Class B	5,313	798,794
Danske Bank	599,677	11,218,405
Demant(1)	4,912	207,928
DSV Panalpina	379,859	74,506,926
Genmab(1)	2,954	971,552
GN Store Nord AS	5,679	446,987
H Lundbeck	3,288	112,273
Novo Nordisk - Class B	77,177	5,200,467
Novozymes - Class B	9,386	600,579
Orsted AS(2)	8,505	1,373,263
Pandora(1)	4,435	474,321
ROCKWOOL International - Class B	357	150,260
Tryg	15,157	357,234
Vestas Wind Systems	8,828	1,821,100

Total Denmark		139,132,648

Finland – 1.67%
Elisa OYJ	6,405	384,196
Fortum OYJ	20,904	558,326
Kesko OYJ - Class B	12,114	370,474
Kone OYJ - Class B	516,050	42,179,949
Neste OYJ	19,035	1,010,868
Nokia OYJ(1)	28,059,872	112,060,906
Nordea Bank Abp	7,752,792	76,444,461
Orion OYJ - Class B	5,183	207,666
Sampo OYJ - Class A	21,841	984,815
Stora Enso OYJ - Class R	26,657	497,285
UPM-Kymmene OYJ	24,751	889,496
Wartsila OYJ Abp	20,705	217,047

Total Finland		235,805,489

France – 7.97%
Accor SA(1)	8,397	316,364
Aeroports de Paris(1)	1,275	152,106
Air Liquide SA	21,268	3,472,553
Airbus SE(1)	26,958	3,057,505
Alstom SA(1)	11,754	585,667
Amundi SA(1)(2)	287,602	22,985,673
Arkema SA	3,140	380,271
Atos SE(1)	4,506	351,309
AXA SA	89,279	2,396,625
BioMerieux	1,841	234,210
BNP Paribas SA(1)	51,838	3,158,454

Bollore SA	43,145	208,213
Bouygues SA	309,282	12,388,189
Bureau Veritas SA	13,412	381,661
Capgemini SE	7,425	1,262,450
Carrefour SA	28,068	508,188
Cie de Saint-Gobain(1)	1,961,081	115,804,867
Cie Generale des Etablissements Michelin SCA	282,138	42,255,881
CNP Assurances(1)	7,528	142,783
Covivio	2,387	204,157
Credit Agricole SA(1)	53,759	778,549
Danone SA	28,628	1,959,531
Dassault Aviation SA(1)	115	127,886
Dassault Systemes	5,944	1,270,464
Edenred	10,936	571,010
Eiffage SA(1)	3,755	375,457
Electricite de France SA(1)	28,150	377,610
Engie SA(1)	84,297	1,197,466
EssilorLuxottica SA	12,737	2,074,946
Eurazeo SE(1)	1,744	132,674
Faurecia SE(1)	772	41,209
Faurecia SE(1)	5,073	269,941
Gecina SA	2,128	292,922
Getlink SE(1)	19,685	301,761
Hermes International	1,421	1,571,622
Iliad SA	705	133,917
Ipsen SA	1,731	148,389
Kering SA	50,184	34,629,858
Klepierre SA	9,320	216,930
La Francaise des Jeux SAEM(2)	3,931	178,633
Legrand SA	12,037	1,118,335
L’Oreal SA	11,302	4,329,585
LVMH Moet Hennessy Louis Vuitton SE	197,825	132,137,527
Natixis SA(1)	44,281	211,657
Orange SA	7,080,258	87,129,377
Orpea SA(1)	2,308	267,263
Pernod Ricard SA	215,473	40,332,071
Publicis Groupe SA	390,946	23,840,793
Remy Cointreau SA	259,134	47,834,378
Renault SA(1)	8,960	387,447
Rexel SA(1)	2,912,641	57,653,208
Safran SA(1)	14,332	1,949,546
Sanofi SA	2,332,880	230,684,860
Sartorius Stedim Biotech	177,336	72,982,350
Schneider Electric SE	116,848	17,800,060
SCOR SE(1)	202,218	6,888,149
SEB SA	1,104	194,491
Societe Generale SA(1)	37,556	981,896
Sodexo SA(1)	4,017	384,862
Suez SA	15,740	333,358
Technip Energies NV - ADR(1)	710,718	10,639,449
Teleperformance	2,605	949,771
Thales SA	4,838	480,169
TOTAL SE	2,044,463	95,312,397
Ubisoft Entertainment SA(1)	376,316	28,602,161
Unibail - Rodamco-Westfield(1)	6,287	502,321
Valeo SA	10,156	344,566
Veolia Environnement SA	25,183	646,059
Vinci SA	24,044	2,462,630
Vivendi SE	38,228	1,254,782
Wendel SE	1,246	154,629
Worldline SA(1)(2)	10,617	888,822

Total France		1,126,576,870

Germany – 7.28%
Adidas AG(1)	135,110	42,207,137
Allianz SE	357,434	90,915,174
Auto1 Group SE(1)(2)	281,978	15,988,165
BASF SE	549,564	45,670,404
Bayer AG	45,275	2,869,211
Bayerische Motoren Werke AG	904,534	93,869,467
Bechtle AG	329,247	61,765,271
Beiersdorf AG	4,471	472,410
Brenntag SE	7,255	619,787
Carl Zeiss Meditec AG	1,847	278,406
Commerzbank AG(1)	11,139,247	68,357,281
Continental AG	710,351	94,032,376
Covestro AG(2)	530,642	35,702,028
Daimler AG - Class REGISTERED	39,443	3,520,278
Delivery Hero SE(1)(2)	5,881	762,279
Deutsche Bank AG(1)	89,205	1,066,981
Deutsche Boerse AG	8,531	1,417,587
Deutsche Lufthansa AG(1)	13,724	182,026
Deutsche Post AG	45,755	2,510,159
Deutsche Telekom AG	153,603	3,095,628
Deutsche Wohnen SE	15,161	707,237
E.ON SE	6,306,772	73,498,954
Evonik Industries AG	1,566,504	55,430,689
Fresenius Medical Care AG & Co. KGaA	1,106,623	81,515,515

Fresenius SE & Co. KGaA	19,446	866,521
GEA Group AG	6,804	279,071
Hannover Rueck SE	2,738	499,980
HeidelbergCement AG	6,803	618,107
HelloFresh SE(1)	6,554	488,325
Henkel AG & Co. KGaA	4,924	487,832
HOCHTIEF AG	1,046	93,646
Infineon Technologies AG	58,776	2,500,778
KION Group AG	3,195	315,684
Knorr-Bremse AG	3,286	410,068
LANXESS AG	3,972	293,153
LEG Immobilien SE	3,299	433,940
Merck KGaA	5,841	999,127
MTU Aero Engines AG	2,429	572,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,488	1,998,104
Nemetschek SE	314,749	20,091,683
Puma SE(1)	4,422	433,540
Rational AG	36,754	28,550,599
RWE AG	29,700	1,165,481
SAP SE	46,800	5,740,333
Scout24 AG(2)	4,748	360,200
Siemens AG	571,691	93,935,457
Siemens Energy AG(1)	17,725	636,494
Siemens Healthineers AG(2)	12,025	651,777
Symrise AG - Class A	5,706	692,318
TeamViewer AG(1)(2)	7,121	304,539
Telefonica Deutschland Holding AG	49,213	144,365
Uniper SE	9,217	333,869
United Internet AG - Class REG	5,153	206,872
Volkswagen AG	1,529	554,701
Vonovia SE	24,709	1,614,715
Zalando SE(1)(2)	879,383	86,168,615

Total Germany		1,028,896,535

Hong Kong – 3.63%
AIA Group Ltd.	11,423,484	139,786,553
ASM Pacific Technology Ltd.	13,900	177,888
Bank of East Asia Ltd.	62,000	132,068
BOC Hong Kong Holdings Ltd.	168,000	587,731
Budweiser Brewing Co. APAC Ltd.(2)	76,400	228,693
CK Asset Holdings Ltd.	121,000	736,597
CK Hutchison Holdings Ltd.	20,670,500	165,143,081
CK Infrastructure Holdings Ltd.	32,500	193,753
CLP Holdings Ltd.	77,000	749,726
ESR Cayman Ltd.(1)(2)	86,600	284,821
Galaxy Entertainment Group Ltd.(1)	1,793,000	16,209,324
Hang Lung Properties Ltd.	93,000	242,753
Hang Seng Bank Ltd.	35,800	695,171
Henderson Land Development Co. Ltd.	65,758	296,773
HK Electric Investments & HK Electric Investments Ltd.	120,500	119,728
HKT Trust & HKT Ltd. - Class Miscella	180,000	256,925
Hong Kong & China Gas Co. Ltd.	498,000	789,623
Hong Kong Exchanges & Clearing Ltd.	53,399	3,167,944
Hongkong Land Holdings Ltd.	54,600	268,533
Jardine Matheson Holdings Ltd.	27,600	1,808,270
Jardine Strategic Holdings Ltd.	995,500	32,892,572
Link Real Estate Investment Trust	95,800	874,055
Melco Resorts & Entertainment Ltd. - ADR(1)	9,519	189,523
MTR Corp. Ltd.	70,000	398,123
New World Development Co. Ltd.	70,853	368,059
PCCW Ltd.	196,000	110,687
Power Assets Holdings Ltd.	64,500	381,775
Sino Land Co. Ltd.	140,490	196,064
SJM Holdings Ltd.	87,000	114,169
Sun Hung Kai Properties Ltd.	60,500	916,082
Swire Pacific Ltd. - Class A	21,500	161,959
Swire Properties Ltd.	52,600	163,270
Techtronic Industries Co. Ltd.	3,487,000	59,780,458
WH Group Ltd.(2)	103,812,000	84,340,076
Wharf Real Estate Investment Co. Ltd.	76,000	427,376
Xinyi Glass Holdings Ltd.	82,000	269,377

Total Hong Kong		513,459,580

India – 1.72%
Asian Paints Ltd.	1,765,559	61,428,931
HDFC Bank Ltd. - ADR(1)	1,099,690	85,434,916
Housing Development Finance Corp. Ltd.	1,497,193	51,442,586
ICICI Lombard General Insurance Co. Ltd.(2)	877,774	17,101,208
MakeMyTrip Ltd.(1)	410,600	12,966,748
United Spirits Ltd.(1)	1,878,450	14,330,799

Total India		242,705,188

Ireland – 1.23%
Accenture Plc - Class A	285,889	78,976,836
CRH Plc	36,480	1,707,145
DCC Plc	4,507	390,936
Experian Plc	1,775,060	61,152,594
Flutter Entertainment Plc(1)	7,455	1,599,162
ICON Plc(1)	141,938	27,872,365
James Hardie Industries Plc	20,131	608,432

Kerry Group Plc - Class A	7,197	898,827
Kingspan Group Plc	6,837	578,405
Smurfit Kappa Group Plc	11,128	522,131

Total Ireland		174,306,833

Isle of Man – 0.00%(3)
Entain Plc(1)	25,881	541,242

Total Isle of Man		541,242

Israel – 0.03%
Azrieli Group Ltd.	2,187	135,143
Bank Hapoalim BM(1)	51,556	400,954
Bank Leumi Le-Israel BM(1)	65,966	434,522
Check Point Software Technologies Ltd.(1)	5,087	569,591
CyberArk Software Ltd.(1)	1,739	224,922
Elbit Systems Ltd.	1,184	167,794
ICL Group Ltd.	34,178	200,366
Israel Discount Bank Ltd. - Class A(1)	53,030	220,466
Mizrahi Tefahot Bank Ltd.(1)	6,342	165,372
Nice Ltd.(1)	2,782	604,812
Teva Pharmaceutical Industries Ltd. - ADR(1)	49,761	574,242
Wix.com Ltd.(1)	2,502	698,609

Total Israel		4,396,793

Italy – 2.59%
Amplifon SpA(1)	5,522	205,477
Assicurazioni Generali SpA	51,080	1,020,534
Atlantia SpA(1)	21,974	411,227
Davide Campari-Milano NV	26,356	294,991
DiaSorin SpA	1,117	179,217
Enel SpA	11,810,326	117,481,519
ENI SpA	12,235,722	150,771,160
Ferrari NV	282,573	59,109,616
FinecoBank Banca Fineco SpA(1)	26,113	427,203
Infrastrutture Wireless Italiane SpA(2)	14,905	166,002
Intesa Sanpaolo SpA(1)	764,393	2,071,179
Mediobanca Banca di Credito Finanziario SpA(1)	28,199	312,480
Moncler SpA(1)	8,808	504,424
Nexi SpA(1)(2)	20,060	349,992
Poste Italiane SpA(2)	23,911	303,660
Prysmian SpA	10,703	347,528
Recordati Industria Chimica e Farmaceutica SpA	4,799	258,088
Snam SpA	5,385,485	29,856,770
Telecom Italia SpA	271,505	156,122
Telecom Italia SpA	392,272	212,212
Terna Rete Elettrica Nazionale SpA	63,883	482,450
UniCredit SpA(1)	98,276	1,038,074

Total Italy		365,959,925

Japan – 18.50%
ABC-Mart, Inc.	1,700	95,999
Acom Co. Ltd.	18,100	84,305
Advantest Corp.	8,900	781,707
Aeon Co. Ltd.	29,000	866,233
Aeon Mall Co. Ltd.	4,500	78,510
AGC, Inc.	9,100	381,973
Air Water, Inc.	8,200	143,857
Aisin Seiki Co. Ltd.	7,700	293,264
Ajinomoto Co., Inc.	21,065	431,807
Alfresa Holdings Corp.	8,500	164,105
Amada Co. Ltd.	15,400	171,981
ANA Holdings, Inc.(1)	7,600	176,837
Asahi Group Holdings Ltd.	21,200	897,412
Asahi Intecc Co. Ltd.	8,700	240,143
Asahi Kasei Corp.	58,700	677,617
Astellas Pharma, Inc.	4,263,100	65,670,064
Azbil Corp.	5,500	237,130
Bandai Namco Holdings, Inc.	8,900	636,238
Bank of Kyoto Ltd.	2,800	172,491
Bridgestone Corp.	358,000	14,554,465
Brother Industries Ltd.	10,600	235,431
Calbee, Inc.	3,700	94,318
Canon, Inc.	46,400	1,054,858
Capcom Co. Ltd.	7,800	253,742
Casio Computer Co. Ltd.	8,800	166,299
Central Japan Railway Co.	6,700	1,003,126
Chiba Bank Ltd.	24,600	161,042
Chubu Electric Power Co., Inc.	29,600	381,410
Chugai Pharmaceutical Co. Ltd.	29,800	1,210,888
Chugoku Electric Power Co., Inc.	13,800	169,556
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	87,261
Concordia Financial Group Ltd.	46,100	186,985
Cosmos Pharmaceutical Corp.	900	140,398
CyberAgent, Inc.	18,400	332,130
Dai Nippon Printing Co. Ltd.	10,800	226,536
Daifuku Co. Ltd.	4,500	442,212
Dai-ichi Life Holdings, Inc.	50,200	862,934
Daiichi Sankyo Co. Ltd.	77,400	2,258,205
Daikin Industries Ltd.	11,200	2,264,179
Daito Trust Construction Co. Ltd.	2,900	336,961
Daiwa House Industry Co. Ltd.	2,597,200	76,225,550

Daiwa House REIT Investment Corp.	91	244,526
Daiwa Securities Group, Inc.	66,200	342,914
Denso Corp.	1,217,100	81,136,901
Dentsu Group, Inc.	9,900	318,686
Disco Corp.	1,400	442,406
East Japan Railway Co.	726,100	51,631,053
Eisai Co. Ltd.	11,300	759,519
ENEOS Holdings, Inc.	139,350	632,213
FANUC Corp.	8,600	2,067,501
Fast Retailing Co. Ltd.	2,600	2,078,382
Fuji Electric Co. Ltd.	6,100	255,229
FUJIFILM Holdings Corp.	1,704,800	101,415,603
Fujitsu Ltd.	9,100	1,324,175
Fukuoka Financial Group, Inc.	557,500	10,578,057
GLP J-REIT	192	315,497
GMO Payment Gateway, Inc.	1,900	252,467
Hakuhodo DY Holdings, Inc.	10,500	175,373
Hamamatsu Photonics KK	6,200	367,314
Hankyu Hanshin Holdings, Inc.	10,610	340,424
Harmonic Drive Systems, Inc.	2,000	135,597
Hikari Tsushin, Inc.	900	181,455
Hino Motors Ltd.	12,800	110,091
Hirose Electric Co. Ltd.	1,515	233,546
Hisamitsu Pharmaceutical Co., Inc.	2,200	143,550
Hitachi Construction Machinery Co. Ltd.	4,700	150,614
Hitachi Ltd.	44,100	1,998,982
Hitachi Metals Ltd.	2,223,100	36,696,589
Honda Motor Co. Ltd.	4,588,099	138,310,678
Hoshizaki Corp.	2,300	205,665
Hoya Corp.	16,900	1,989,076
Hulic Co. Ltd.	13,000	153,676
Ibiden Co. Ltd.	4,700	217,150
Idemitsu Kosan Co. Ltd.	9,065	234,014
Iida Group Holdings Co. Ltd.	670,700	16,251,529
Inpex Corp.	45,900	313,860
Isuzu Motors Ltd.	1,337,200	14,361,273
Ito En Ltd.	2,500	153,347
ITOCHU Corp.	61,200	1,986,921
Itochu Techno-Solutions Corp.	4,600	148,648
Japan Airlines Co. Ltd.(1)	6,500	145,574
Japan Airport Terminal Co. Ltd.	3,000	147,960
Japan Exchange Group, Inc.	23,400	549,679
Japan Metropolitan Fund Invest	323	330,905
Japan Post Bank Co. Ltd.	19,100	183,671
Japan Post Holdings Co. Ltd.(1)	73,600	655,941
Japan Post Insurance Co. Ltd.	10,700	219,806
Japan Real Estate Investment Corp.	60	354,564
Japan Tobacco, Inc.	2,569,800	49,366,904
JFE Holdings, Inc.	22,600	278,841
JSR Corp.	9,500	287,506
Kajima Corp.	20,900	297,268
Kakaku.com, Inc.	984,300	26,942,655
Kansai Electric Power Co., Inc.	32,900	356,697
Kansai Paint Co. Ltd.	8,200	219,341
Kao Corp.	344,700	22,808,343
KDDI Corp.	74,600	2,298,478
Keihan Holdings Co. Ltd.	4,500	187,336
Keikyu Corp.	9,400	142,128
Keio Corp.	4,800	323,173
Keisei Electric Railway Co. Ltd.	6,000	196,446
Keyence Corp.	207,708	94,664,217
Kikkoman Corp.	6,500	387,625
Kintetsu Group Holdings Co. Ltd.	7,800	297,843
Kirin Holdings Co. Ltd.	36,800	706,123
Kobayashi Pharmaceutical Co. Ltd.	2,200	205,481
Kobe Bussan Co. Ltd.	5,600	150,149
Koei Tecmo Holdings Co. Ltd.	2,600	117,053
Koito Manufacturing Co. Ltd.	4,900	329,683
Komatsu Ltd.	1,290,800	40,001,001
Konami Holdings Corp.	4,300	256,708
Kose Corp.	1,500	212,595
Kubota Corp.	47,500	1,083,569
Kuraray Co. Ltd.	14,600	167,012
Kurita Water Industries Ltd.	4,400	189,044
Kyocera Corp.	1,481,700	94,280,493
Kyowa Kirin Co. Ltd.	12,400	371,349
Kyushu Electric Power Co., Inc.	18,000	177,747
Kyushu Railway Co.	6,600	153,739
Lasertec Corp.	3,300	435,803
Lawson, Inc.	2,400	117,768
Lion Corp.	10,300	200,790
Lixil Corp.	12,500	347,866
M3, Inc.	19,600	1,345,502
Makita Corp.	10,200	438,110
Marubeni Corp.	75,000	626,406
Marui Group Co. Ltd.	8,900	167,744
Mazda Motor Corp.	26,800	219,582

McDonald’s Holdings Co. Japan Ltd.	3,050	140,586
Medipal Holdings Corp.	8,340	160,307
MEIJI Holdings Co. Ltd.	5,200	334,390
Mercari, Inc.(1)	3,900	178,052
Minebea Mitsumi, Inc.	16,200	415,796
MISUMI Group, Inc.	12,700	369,945
Mitsubishi Chemical Holdings Corp.	58,150	436,742
Mitsubishi Corp.	61,400	1,740,632
Mitsubishi Electric Corp.	6,326,600	96,689,754
Mitsubishi Estate Co. Ltd.	54,900	961,381
Mitsubishi Gas Chemical Co., Inc.	7,100	174,644
Mitsubishi Heavy Industries Ltd.	14,640	455,857
Mitsubishi UFJ Financial Group, Inc.	563,300	3,012,129
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,500	184,371
Mitsui & Co. Ltd.	814,200	16,992,635
Mitsui Chemicals, Inc.	8,400	265,841
Mitsui Fudosan Co. Ltd.	42,500	968,808
Miura Co. Ltd.	4,000	216,429
Mizuho Financial Group, Inc.	110,890	1,603,512
Monotaro Co. Ltd.	11,200	303,838
MS&AD Insurance Group Holdings, Inc.	176,240	5,184,274
Murata Manufacturing Co. Ltd.	701,200	56,443,411
Nabtesco Corp.	5,200	237,942
Nagoya Railroad Co. Ltd.	8,700	207,267
NEC Corp.	11,500	679,024
Nexon Co. Ltd.	22,000	713,857
NGK Insulators Ltd.	12,200	223,901
NGK Spark Plug Co. Ltd.	7,200	124,738
NH Foods Ltd.	3,900	167,369
Nidec Corp.	548,900	66,926,188
Nihon M&A Center, Inc.	13,400	363,456
Nintendo Co. Ltd.	5,000	2,818,178
Nippon Building Fund, Inc.	68	400,709
Nippon Express Co. Ltd.	3,400	253,613
Nippon Paint Holdings Co. Ltd.	32,500	469,420
Nippon Prologis Real Estate Investment Trust, Inc.	95	305,477
Nippon Sanso Holdings Corp.	7,200	137,278
Nippon Shinyaku Co. Ltd.	2,200	163,793
Nippon Steel Corp.	36,700	626,385
Nippon Telegraph & Telephone Corp.	3,393,400	87,556,237
Nippon Yusen KK	6,800	232,563
Nissan Chemical Corp.	5,500	294,263
Nissan Motor Co. Ltd.(1)	109,100	609,504
Nisshin Seifun Group, Inc.	9,200	153,725
Nissin Foods Holdings Co. Ltd.	2,900	215,010
Nitori Holdings Co. Ltd.	3,600	697,335
Nitto Denko Corp.	7,200	617,189
Nomura Holdings, Inc.	146,100	774,105
Nomura Real Estate Holdings, Inc.	5,100	123,277
Nomura Real Estate Master Fund, Inc.	189	284,557
Nomura Research Institute Ltd.	14,114	438,492
NSK Ltd.	15,900	163,481
NTT Data Corp.	28,200	437,351
Obayashi Corp.	30,700	281,795
Obic Co. Ltd.	3,100	568,824
Odakyu Electric Railway Co. Ltd.	13,000	355,707
Oji Holdings Corp.	39,400	255,469
Olympus Corp.	2,760,600	57,265,601
Omron Corp.	8,500	665,826
Ono Pharmaceutical Co. Ltd.	16,400	428,898
Oracle Corp.	1,800	176,212
Oriental Land Co. Ltd.	8,900	1,339,283
ORIX Corp.	60,900	1,029,989
Orix JREIT, Inc.	118	205,520
Osaka Gas Co. Ltd.	17,600	343,459
Otsuka Corp.	4,700	220,378
Otsuka Holdings Co. Ltd.	18,200	771,842
Pan Pacific International Holdings Corp.	18,300	431,961
Panasonic Corp.	12,356,000	160,003,491
PeptiDream, Inc.(1)	4,500	206,140
Persol Holdings Co. Ltd.	8,100	159,217
Pigeon Corp.	553,300	20,980,681
Pola Orbis Holdings, Inc.	4,500	108,529
Rakuten, Inc.	38,600	461,149
Recruit Holdings Co. Ltd.	783,600	38,479,629
Renesas Electronics Corp.(1)	34,300	375,544
Resona Holdings, Inc.	2,440,000	10,249,237
Ricoh Co. Ltd.	31,000	315,988
Rinnai Corp.	1,700	190,675
Rohm Co. Ltd.	585,500	57,422,208
Ryohin Keikaku Co. Ltd.	10,600	251,604
Santen Pharmaceutical Co. Ltd.	16,500	227,555
SBI Holdings, Inc.	11,325	307,748
SCSK Corp.	2,400	142,635
Secom Co. Ltd.	9,400	792,436
Sega Sammy Holdings, Inc.	8,200	128,168
Seibu Holdings, Inc.	9,100	100,495

Seiko Epson Corp.	12,600	205,696
Sekisui Chemical Co. Ltd.	16,600	319,639
Sekisui House Ltd.	28,000	602,284
Seven & i Holdings Co. Ltd.	34,700	1,401,235
SG Holdings Co. Ltd.	14,600	335,206
Sharp Corp.	9,705	168,040
Shimadzu Corp.	9,800	355,352
Shimamura Co. Ltd.	1,000	115,556
Shimano, Inc.	183,500	43,827,200
Shimizu Corp.	26,500	214,574
Shin-Etsu Chemical Co. Ltd.	15,895	2,692,619
Shinsei Bank Ltd.	6,900	111,511
Shionogi & Co. Ltd.	12,400	669,413
Shiseido Co. Ltd.	715,800	48,140,546
Shizuoka Bank Ltd.	19,200	150,937
SMC Corp.	94,200	54,860,221
SoftBank Corp.	131,900	1,715,962
SoftBank Group Corp.	559,900	47,668,564
Sohgo Security Services Co. Ltd.	3,300	156,158
Sompo Holdings, Inc.	15,300	586,237
Sony Corp.	1,553,400	164,401,718
Square Enix Holdings Co. Ltd.	4,200	233,600
Stanley Electric Co. Ltd.	5,800	173,232
Subaru Corp.	28,280	565,221
Sugi Holdings Co. Ltd.	245,400	19,473,798
Sumco Corp.	12,300	281,883
Sumitomo Chemical Co. Ltd.	66,900	347,096
Sumitomo Corp.	55,400	792,866
Sumitomo Dainippon Pharma Co. Ltd.	7,900	137,808
Sumitomo Electric Industries Ltd.	4,273,900	64,265,747
Sumitomo Metal Mining Co. Ltd.	10,600	459,354
Sumitomo Mitsui Financial Group, Inc.	2,558,600	92,742,347
Sumitomo Mitsui Trust Holdings, Inc.	1,705,800	59,514,534
Sumitomo Realty & Development Co. Ltd.	14,100	499,471
Sundrug Co. Ltd.	3,300	120,901
Suntory Beverage & Food Ltd.	6,410	239,033
Suzuken Co. Ltd.	3,355	131,262
Suzuki Motor Corp.	824,500	37,555,424
Sysmex Corp.	558,000	60,232,567
T&D Holdings, Inc.	535,100	6,885,466
Taiheiyo Cement Corp.	4,900	129,112
Taisei Corp.	8,900	343,374
Taisho Pharmaceutical Holdings Co. Ltd.	1,760	113,733
Takeda Pharmaceutical Co. Ltd.	2,933,900	106,947,024
TDK Corp.	5,900	821,326
Teijin Ltd.	8,100	139,753
Terumo Corp.	29,100	1,053,080
THK Co. Ltd.	5,300	183,884
TIS, Inc.	10,000	239,410
Tobu Railway Co. Ltd.	8,130	218,985
Toho Co. Ltd.	5,100	207,208
Toho Gas Co. Ltd.	3,700	228,322
Tohoku Electric Power Co., Inc.	20,700	195,733
Tokio Marine Holdings, Inc.	1,558,800	74,185,032
Tokyo Century Corp.	2,000	134,758
Tokyo Electric Power Co. Holdings, Inc.(1)	68,800	229,986
Tokyo Electron Ltd.	6,700	2,912,045
Tokyo Gas Co. Ltd.	17,400	387,650
Tokyu Corp.	23,000	306,732
Tokyu Fudosan Holdings Corp.	28,900	171,829
Toppan Printing Co. Ltd.	12,700	215,306
Toray Industries, Inc.	63,000	406,742
Toshiba Corp.	17,200	582,173
Tosoh Corp.	12,600	241,321
TOTO Ltd.	6,400	393,894
Toyo Suisan Kaisha Ltd.	3,750	157,384
Toyoda Gosei Co. Ltd.	2,900	76,452
Toyota Industries Corp.	6,700	598,708
Toyota Motor Corp.	98,094	7,633,677
Toyota Tsusho Corp.	9,635	405,735
Trend Micro, Inc.	5,900	296,169
Tsuruha Holdings, Inc.	1,700	219,364
Unicharm Corp.	17,900	751,630
United Urban Investment Corp.	137	184,378
USS Co. Ltd.	10,000	196,133
Welcia Holdings Co. Ltd.	4,000	137,239
West Japan Railway Co.	7,400	410,596
Yakult Honsha Co. Ltd.	5,700	288,410
Yamada Holdings Co. Ltd.	31,640	170,989
Yamaha Corp.	6,200	337,857
Yamaha Motor Co. Ltd.	12,700	312,554
Yamato Holdings Co. Ltd.	12,900	354,250
Yamazaki Baking Co. Ltd.	5,400	87,249
Yaskawa Electric Corp.	10,600	529,600
Yokogawa Electric Corp.	10,200	188,422
Z Holdings Corp.	117,700	587,110
ZOZO, Inc.	5,000	148,122

Total Japan		2,615,752,507

Jordan – 0.00%(3)
Hikma Pharmaceuticals Plc	8,081	253,499

Total Jordan		253,499

Luxembourg – 0.27%
ArcelorMittal SA(1)	1,275,112	36,699,552
Aroundtown SA	44,775	318,881
Eurofins Scientific SE(1)	6,020	575,393
SES SA - Class A	17,243	136,790
Tenaris SA	21,763	246,095

Total Luxembourg		37,976,711

Macau – 0.01%
Sands China Ltd.(1)	114,000	571,382
Wynn Macau Ltd.(1)	68,800	133,852

Total Macau		705,234

Mexico – 0.11%
Fresnillo Plc	8,170	97,310
Wal-Mart de Mexico SAB de CV	4,691,551	14,816,391

Total Mexico		14,913,701

Netherlands – 5.29%
ABN AMRO Bank NV(1)(2)	20,264	246,004
Adyen NV(1)(2)	21,123	47,133,976
Aegon NV	81,244	386,013
Akzo Nobel NV	8,665	967,412
Argenx SE(1)	2,037	560,122
ASM International NV	2,094	607,142
ASML Holding NV	193,310	118,609,075
ASML Holding NV - Class REG	149,095	92,045,289
EXOR NV	5,050	425,932
Heineken Holding NV	5,277	468,905
Heineken NV	11,632	1,194,117
ING Groep NV	13,742,116	167,847,429
JDE Peet’s NV(1)	3,324	121,858
Just Eat Takeaway(1)(2)	5,658	520,626
Koninklijke Ahold Delhaize NV	2,740,019	76,426,932
Koninklijke DSM NV	7,749	1,310,033
Koninklijke KPN NV	2,298,975	7,798,235
Koninklijke Philips NV(1)	41,029	2,339,694
Koninklijke Vopak NV	3,237	161,065
NN Group NV	13,909	678,501
PostNL NV(1)	13,601,457	65,933,297
Prosus NV(1)	265,165	29,507,230
QIAGEN NV(1)	10,237	495,461
Randstad NV	5,515	387,125
Royal Dutch Shell Plc - Class A	189,949	3,692,412
Royal Dutch Shell Plc - Class A	1,669,449	32,816,412
Royal Dutch Shell Plc - Class B	4,998,960	92,018,141
Stellantis NV	43,394	767,393
Stellantis NV	50,540	894,002
Wolters Kluwer NV	12,053	1,046,862

Total Netherlands		747,406,695

New Zealand – 0.37%
a2 Milk Co. Ltd.(1)	34,466	208,063
Auckland International Airport Ltd.(1)	58,875	323,259
Fisher & Paykel Healthcare Corp. Ltd.	25,596	574,695
Mercury NZ Ltd.	30,247	137,461
Meridian Energy Ltd.	57,417	216,452
Ryman Healthcare Ltd.	18,451	197,494
Spark New Zealand Ltd.	84,834	265,713
Xero Ltd.(1)	520,863	50,412,196

Total New Zealand		52,335,333

Norway – 0.03%
Adevinta ASA - Class B(1)	10,408	153,356
DNB ASA	43,144	919,956
Equinor ASA	45,359	885,396
Gjensidige Forsikring ASA	9,638	226,033
Mowi ASA	19,957	495,666
Norsk Hydro ASA	61,912	397,658
Orkla ASA	34,046	333,890
Schibsted ASA - Class A(1)	3,353	140,929
Schibsted ASA - Class B(1)	4,503	161,400
Telenor ASA	32,884	579,343
Yara International ASA	7,982	415,819

Total Norway		4,709,446

Peru – 0.36%
Credicorp Ltd.	376,800	51,459,576

Total Peru		51,459,576

Portugal – 0.22%
EDP - Energias de Portugal SA	129,541	739,896
Galp Energia SGPS SA	23,606	273,647
Jeronimo Martins SGPS SA	1,753,865	29,485,072

Total Portugal		30,498,615

Singapore – 1.92%
Ascendas Real Estate Investment Trust	146,676	333,191
CapitaLand Integrated Commercial Trust	205,949	333,246
CapitaLand Ltd.	122,200	342,394
City Developments Ltd.	22,800	135,606

DBS Group Holdings Ltd.	761,675	16,331,371
Genting Singapore Ltd.	287,100	196,706
Keppel Corp. Ltd.	68,500	271,388
Mapletree Commercial Trust	102,500	161,949
Mapletree Logistics Trust	124,419	178,903
Oversea-Chinese Banking Corp. Ltd.	154,700	1,353,471
Singapore Airlines Ltd.(1)	57,500	237,453
Singapore Exchange Ltd.	33,100	245,494
Singapore Technologies Engineering Ltd.	70,800	205,075
Singapore Telecommunications Ltd.	46,492,400	84,479,442
Suntec Real Estate Investment Trust	101,900	118,440
United Overseas Bank Ltd.	7,550,906	145,596,752
UOL Group Ltd.	20,600	121,144
Venture Corp. Ltd.	12,600	188,149
Wilmar International Ltd.	5,239,400	21,160,052

Total Singapore		271,990,226

South Africa – 0.44%
Naspers Ltd. - Class N	260,803	62,465,038

Total South Africa		62,465,038

South Korea – 1.62%
Coupang, Inc. - Class A(1)	127,724	6,303,180
NAVER Corp.	105,345	35,269,750
POSCO	161,370	45,725,195
Samsung Electronics Co. Ltd.	1,815,900	131,370,601
Shinhan Financial Group Ltd.	324,030	10,761,695

Total South Korea		229,430,421

Spain – 1.87%
ACS Actividades de Construccion y Servicios SA	11,086	368,450
Aena SME SA(2)	2,994	485,741
Amadeus IT Group SA(1)	736,708	52,474,302
Banco Bilbao Vizcaya Argentaria SA	309,702	1,613,906
Banco Santander SA(1)	26,526,136	90,475,507
CaixaBank SA	5,374,851	16,687,765
Cellnex Telecom SA(2)	14,351	827,309
Enagas SA	8,839	192,433
Endesa SA	14,566	386,033
Ferrovial SA	21,800	569,655
Grifols SA	13,229	346,228
Iberdrola SA	283,551	3,659,773
Industria de Diseno Textil SA	1,402,019	46,322,649
Naturgy Energy Group SA	1,928,599	47,352,494
Red Electrica Corp. SA	17,823	316,143
Repsol SA	69,631	864,258
Siemens Gamesa Renewable Energy SA	10,573	410,068
Telefonica SA	234,191	1,052,895

Total Spain		264,405,609

Sweden – 3.07%
Alfa Laval AB(1)	14,491	437,968
Assa Abloy AB - Class B	44,527	1,281,505
Atlas Copco AB - Class A	2,094,699	127,708,040
Atlas Copco AB - Class B	17,306	901,944
Boliden AB	12,474	462,827
Electrolux AB	10,270	285,518
Epiroc AB - Class A	1,904,039	43,134,435
Epiroc AB - Class B	17,296	360,303
EQT AB	10,566	347,872
Essity AB - Class B	27,603	872,397
Evolution Gaming Group AB(2)	153,422	22,593,698
Fastighets AB Balder - Class B(1)	4,491	222,339
Hennes & Mauritz AB - Class B(1)	35,630	802,975
Hexagon AB - Class B	12,678	1,170,285
Husqvarna AB - Class B	18,539	267,270
ICA Gruppen AB	4,838	236,585
Industrivarden AB - Class A(1)	4,974	182,997
Industrivarden AB - Class C(1)	7,082	248,535
Investment AB Latour - Class B	6,738	174,593
Investor AB - Class B	479,584	38,265,910
Kinnevik AB - Class B(1)	10,729	521,451
L E Lundbergforetagen AB - Class B(1)	3,632	198,361
Lundin Energy AB	8,614	270,929
Nibe Industrier AB - Class B	1,698,335	52,671,147
Sandvik AB(1)	50,700	1,387,249
Securitas AB - Class B	14,302	243,245
Skandinaviska Enskilda Banken AB - Class A	75,494	920,913
Skanska AB - Class B	15,446	387,380
SKF AB - Class B	17,323	492,918
Spotify Technology SA(1)	185,274	49,644,168
Svenska Cellulosa AB SCA - Class B(1)	27,595	488,434
Svenska Handelsbanken AB - Class A	72,348	786,510
Swedbank AB	42,183	743,765
Swedish Match AB	7,264	566,673
Tele2 AB - Class B	23,009	310,390
Telefonaktiebolaget LM Ericsson - Class B	130,732	1,732,886
Telia Co. AB	18,757,304	81,327,387
Volvo AB - Class B(1)	63,786	1,615,382

Total Sweden		434,267,184

Switzerland – 5.91%
ABB Ltd.	1,923,936	58,528,971
Adecco Group AG	1,132,539	76,391,911
Alcon, Inc.(1)	813,467	57,085,359
Baloise Holding AG	2,112	359,149
Banque Cantonale Vaudoise	1,404	136,993
Barry Callebaut AG	136	307,915
Chocoladefabriken Lindt & Spruengli AG	46	400,715
Chocoladefabriken Lindt & Spruengli AG - REG	5	456,844
Cie Financiere Richemont SA	509,339	48,908,422
Clariant AG	9,337	188,393
Coca-Cola HBC AG	9,236	293,560
Credit Suisse Group AG - Class A	968,090	10,241,777
EMS-Chemie Holding AG	372	332,314
Geberit AG	1,671	1,063,500
Givaudan SA	415	1,600,757
Glencore Plc(1)	447,605	1,757,480
Julius Baer Group Ltd.	120,294	7,687,205
Kuehne & Nagel International AG	2,395	684,075
LafargeHolcim Ltd.(1)	24,128	1,418,846
Logitech International SA	7,347	770,511
Lonza Group AG	88,513	49,505,277
Nestle SA	586,208	65,348,352
Novartis AG	2,311,788	197,613,294
Partners Group Holding AG	844	1,078,570
Roche Holding AG	1,417	485,428
Roche Holding AG	399,272	129,341,531
Schindler Holding AG	892	255,938
Schindler Holding AG	1,808	531,207
SGS SA	271	770,019
Sika AG	219,305	62,711,232
Sonova Holding AG(1)	2,461	652,350
STMicroelectronics NV	28,752	1,098,481
Straumann Holding AG	461	575,567
Swatch Group AG - BR	1,314	378,351
Swatch Group AG - REG	2,315	129,085
Swiss Life Holding AG	1,422	698,823
Swiss Prime Site AG	3,512	324,221
Swiss Re AG	13,071	1,285,443
Swisscom AG	1,215	651,868
Temenos AG	3,036	438,061
UBS Group AG	2,002,335	30,979,104
Vifor Pharma AG	2,059	280,214
Zurich Insurance Group AG	51,816	22,055,563

Total Switzerland		835,802,676

Taiwan – 3.23%
Catcher Technology Co. Ltd.	1,858,000	13,807,426
Hon Hai Precision Industry Co. Ltd.	6,340,400	27,813,532
Taiwan Semiconductor Manufacturing Co. Ltd.	4,717,860	99,354,413
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,666,359	315,376,943

Total Taiwan		456,352,314

Thailand – 0.08%
Thai Beverage PCL	21,548,100	11,881,490

Total Thailand		11,881,490

United Kingdom – 13.46%
3i Group Plc	45,401	721,535
Admiral Group Plc	8,927	381,548
Anglo American Plc	56,642	2,218,545
Ashtead Group Plc	20,223	1,207,225
ASOS Plc(1)	369,827	28,210,255
Associated British Foods Plc(1)	16,175	537,391
AstraZeneca Plc	1,014,948	101,300,541
Auto Trader Group Plc(1)(2)	5,955,074	45,532,673
AVEVA Group Plc	5,291	249,584
Aviva Plc	3,271,849	18,442,407
BAE Systems Plc	148,934	1,037,187
Barclays Plc	7,978,036	20,431,115
Barratt Developments Plc(1)	48,135	495,117
Berkeley Group Holdings Plc	5,776	353,620
BP Plc	34,572,518	140,432,067
British American Tobacco Plc	105,731	4,018,885
British Land Co. Plc	40,738	283,422
BT Group Plc - Class A(1)	415,561	886,522
Bunzl Plc	15,498	496,053
Burberry Group Plc(1)	951,733	24,897,182
CNH Industrial NV(1)	45,384	702,554
Coca-Cola European Partners Plc	9,664	504,074
Compass Group Plc(1)	79,896	1,614,201
Croda International Plc	6,188	541,427
Diageo Plc	104,902	4,309,533
Direct Line Insurance Group Plc	62,626	270,343
Evraz Plc	22,751	181,184
Ferguson Plc	10,113	1,208,049
Games Workshop Group Plc	21,872	3,004,967
GlaxoSmithKline Plc	5,487,911	97,151,508
Halma Plc	16,928	553,828
Hargreaves Lansdown Plc	2,206,552	46,884,045
HomeServe Plc	1,473,722	24,401,717

HSBC Holdings Plc	5,961,792	34,749,357
Imperial Brands Plc	242,407	4,969,567
Informa Plc(1)	68,203	526,607
InterContinental Hotels Group Plc(1)	7,898	543,141
Intertek Group Plc	434,911	33,582,116
J Sainsbury Plc	11,743,276	39,269,381
JD Sports Fashion Plc(1)	22,836	259,595
John Wood Group Plc(1)	12,484,465	46,545,412
Johnson Matthey Plc	674,960	28,037,839
Kingfisher Plc(1)	21,291,489	93,321,465
Land Securities Group Plc	32,272	306,862
Legal & General Group Plc	275,825	1,059,035
Lloyds Banking Group Plc(1)	350,367,445	205,534,168
London Stock Exchange Group Plc	14,194	1,356,941
M&G Plc	118,561	338,808
Melrose Industries Plc(1)	221,426	509,167
Mondi Plc	22,835	582,140
National Grid Plc	163,276	1,938,181
Natwest Group Plc	6,591,399	17,835,209
Next Plc(1)	6,065	657,338
Ocado Group Plc(1)	21,878	613,398
Pearson Plc	34,188	364,546
Persimmon Plc	14,966	606,208
Phoenix Group Holdings Plc	25,845	261,295
Prudential Plc	120,315	2,563,016
Reckitt Benckiser Group Plc	32,241	2,885,903
RELX Plc	86,397	2,166,906
Rentokil Initial Plc(1)	82,241	549,073
Rightmove Plc(1)	6,682,439	53,624,205
Rio Tinto Plc	51,976	3,965,154
Rolls-Royce Holdings Plc(1)	378,072	549,037
RSA Insurance Group Plc	47,534	445,926
Sage Group Plc	49,253	416,099
Schroders Plc	5,644	272,306
Segro Plc	55,706	719,895
Severn Trent Plc	10,995	349,723
Smith & Nephew Plc	717,138	13,614,847
Smiths Group Plc	17,995	381,214
Spirax-Sarco Engineering Plc	3,265	512,991
SSE Plc	5,076,941	101,797,760
St James’s Place Plc	24,348	427,461
Standard Chartered Plc	3,156,887	21,736,890
Standard Life Aberdeen Plc	100,107	399,930
Taylor Wimpey Plc(1)	165,569	411,655
TechnipFMC Plc(1)	3,323,506	25,657,466
Tesco Plc	60,755,234	191,818,228
Trainline Plc(1)(2)	5,554,929	35,195,004
Travis Perkins Plc(1)	1,960,430	41,682,503
Unilever Plc	1,769,486	98,736,982
United Utilities Group Plc	31,096	397,357
Vodafone Group Plc	67,259,527	122,652,873
Weir Group Plc(1)	831,680	20,384,704
Whitbread Plc(1)	9,164	432,591
Wm Morrison Supermarkets Plc	112,040	281,789
WPP Plc	5,596,312	71,316,477

Total United Kingdom		1,903,574,045

United States – 1.82%
Aon Plc - Class A	163,478	37,617,923
Mettler-Toledo International, Inc.(1)	96,549	111,580,714
ResMed, Inc.	325,399	63,133,914
STERIS Plc	239,786	45,674,437

Total United States		258,006,988

Total Common Stocks (Cost: $10,456,479,354)		13,611,089,468

PREFERRED STOCKS – 0.36%
Germany – 0.36%
Bayerische Motoren Werke AG	2,581	205,467
Fuchs Petrolub SE	2,944	141,074
Henkel AG & Co. KGaA	8,089	909,477
Porsche Automobil Holding SE	6,871	729,020
Sartorius AG	1,577	786,227
Volkswagen AG	173,441	48,549,739

Total Germany		51,321,004

Total Preferred Stocks (Cost: $28,335,247)		51,321,004

RIGHTS – 0.00%(3)
Australia – 0.00%(3)
Computershare Ltd., expires 04/19/2021(1)	2,453	2,832

Total Australia		2,832

Italy – 0.00%(3)
Snam SpA, expires 12/31/2049(1)	4,507,737	4,229

Total Italy		4,229

Total Rights (Cost: $1,486)		7,061

SHORT-TERM INVESTMENTS – 2.94%
Money Market Funds – 2.67%
Goldman Sachs Financial Square Government Fund - Class I, 0.04%(4)	377,069,702	377,069,702

Total Money Market Funds (Cost: $377,069,702)		377,069,702

	Principal Amount		Value
Time Deposits – 0.27%
ANZ, London, 0.01% due 04/01/2021		$3,065,953	3,065,953
Bank of Montreal, London, 0.01% due 04/01/2021		265,941	265,941
Barclays Bank, London, 0.01% due 04/01/2021		1,527,502	1,527,502
BBVA, Madrid, 0.01% due 04/01/2021		1,562,706	1,562,706
BNP Paribas, Paris, -1.85% due 04/01/2021	CHF	1,249,896	1,322,432
BNP Paribas, Paris, -0.76% due 04/01/2021	EUR	631,249	740,266
BNP Paribas, Paris, 0.01% due 04/01/2021		$19,117,939	19,117,939
Brown Brothers Harriman, -0.54% due 04/01/2021	AUD	1,159,633	880,800
Brown Brothers Harriman, -0.47% due 04/06/2021	DKK	725,760	114,415
Brown Brothers Harriman, -0.26% due 04/01/2021	SEK	4,631,199	530,283
Brown Brothers Harriman, -0.13% due 04/06/2021	NOK	189,420	22,146
Brown Brothers Harriman, -0.06% due 04/01/2021	HKD	2,140	275
Brown Brothers Harriman, 0.00% due 04/01/2021	SGD	11,100	8,251
Brown Brothers Harriman, 0.01% due 04/01/2021	GBP	1,649	2,273
Brown Brothers Harriman, 0.05% due 04/01/2021	NZD	16,087	11,235
Citibank, London, -0.76% due 04/01/2021	EUR	682,340	800,180
Citibank, London, 0.01% due 04/01/2021	GBP	1,475,265	2,033,801
HSBC, Hong Kong, -0.06% due 04/01/2021	HKD	583,783	75,093
HSBC, Singapore, 0.00% due 04/01/2021	SGD	190,918	141,926
JP Morgan, New York, 0.01% due 04/01/2021		$5,071,968	5,071,968
Sumitomo, Tokyo, -0.31% due 04/01/2021	JPY	127,577,101	1,152,198

Total Time Deposits (Cost: $38,447,583)			38,447,583

Total Short-Term Investments (Cost: $415,517,285)			415,517,285

TOTAL INVESTMENTS IN SECURITIES – 99.57%
(Cost: $10,900,333,372)			14,077,934,818

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.43%			61,391,467

TOTAL NET ASSETS – 100.00%			$14,139,326,285

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $531,521,896, which represents 3.76% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The	accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Consumer Discretionary	16.03%
Financials	14.23
Industrials	13.42
Healthcare	13.38
Information Technology	13.02
Consumer Staples	7.41
Communication Services	7.12
Energy	4.28
Materials	3.92
Utilities	2.76
Real Estate	0.70

Total Common Stocks	96.27

PREFERRED STOCKS
Consumer Discretionary	0.35
Consumer Staples	0.01
Healthcare	0.00	(1)
Materials	0.00	(1)

Total Preferred Stocks	0.36

RIGHTS
Utilities	0.00	(1)
Technology	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	2.94

TOTAL INVESTMENTS	99.57
OTHER ASSETS IN EXCESS OF LIABILITIES	0.43

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
55	Euro Stoxx 50YR Future	Morgan Stanley	Jun. 2021	EUR 2,095,543	$2,493,512	$36,070
19	FTSE 100 INDEX Future	Morgan Stanley	Jun. 2021	GBP 1,278,020	1,749,588	(12,290)
12	TOPIX INDEX Future	Morgan Stanley	Jun. 2021	JPY 235,388,500	2,117,679	(8,205)

						15,575

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,758,536,156	$47,427,636	$1,805,963,792
Corporate Bonds
Basic Materials	—	168,995,064	—	168,995,064
Communications	—	451,913,208	—	451,913,208
Consumer, Cyclical	—	330,940,792	—	330,940,792
Consumer, Non-cyclical	—	755,924,937	—	755,924,937
Diversified	—	5,529,132	—	5,529,132
Energy	—	530,254,065	—	530,254,065
Financials	—	2,021,318,616	—	2,021,318,616
Industrials	—	334,231,036	—	334,231,036
Technology	—	298,453,903	—	298,453,903
Utilities	—	545,537,136	—	545,537,136
Government Related
Other Government Related	—	308,088,762	—	308,088,762
U.S. Treasury Obligations	—	2,803,507,948	—	2,803,507,948
Mortgage-Backed Obligations	—	5,972,675,932	121,114,505	6,093,790,437
Preferred Stocks
Financials	2,742,650	—	—	2,742,650
Short-Term Investments
Money Market Funds	1,133,291,855	—	—	1,133,291,855
U.S. Treasury Bills	—	2,249,425	—	2,249,425
Time Deposits	—	195,203,317	—	195,203,317
Futures Contracts (1)	431,108	—	—	431,108

Total Assets	$1,136,465,613	$16,483,359,429	$168,542,141	$17,788,367,183

Liabilities
Futures Contracts (1)	$(20,802,109)	$—	$—	$(20,802,109)

Total Liabilities	$(20,802,109)	$—	$—	$(20,802,109)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$3,014,047,342	$—	$3,014,047,342
Corporate Bonds
Basic Materials	—	247,792,962	—	247,792,962
Communications	—	1,480,742,475	—	1,480,742,475
Consumer, Cyclical	—	1,026,220,878	—	1,026,220,878
Consumer, Non-cyclical	—	1,586,328,563	—	1,586,328,563
Diversified	—	4,988,144	—	4,988,144
Energy	—	820,982,421	—	820,982,421
Financials	—	3,512,050,714	—	3,512,050,714
Government	—	36,944,927	—	36,944,927
Industrials	—	534,015,588	—	534,015,588
Technology	—	387,176,458	—	387,176,458
Utilities	—	599,261,566	—	599,261,566
Convertible Securities
Communications	—	25,638,770	—	25,638,770
Consumer, Cyclical	—	10,622,419	—	10,622,419
Consumer, Non-cyclical	—	25,881,740	—	25,881,740
Technology	—	361,746	—	361,746
Utilities	—	3,884,717	—	3,884,717
Government Related
Other Government Related	—	737,849,420	—	737,849,420
U.S. Treasury Obligations	—	7,073,793,360	—	7,073,793,360
Mortgage-Backed Obligations	—	8,304,030,201	25,053,436	8,329,083,637
Bank Loans	—	715,569,316	—	715,569,316
Common Stocks
Communications	12,773,717	—	5,968,466	18,742,183
Consumer Discretionary	—	—	6,280,591	6,280,591
Energy	—	—	169,162	169,162
Industrials	—	—	1,180,093	1,180,093
Convertible Preferred Stocks
Consumer, Non-cyclical	14,966,750	—	—	14,966,750
Financials	35,645,578	—	—	35,645,578
Utilities	4,752,651	—	—	4,752,651
Preferred Stocks
Communications	—	—	24,467,715	24,467,715
Warrants	—	—	80,664	80,664
Short-Term Investments
Money Market Funds	1,150,453,771	—	—	1,150,453,771
Government Related	—	119,954,351	—	119,954,351
Repurchase Agreements	—	463,500,000	—	463,500,000
U.S. Treasury Bills	—	3,352,434,090	—	3,352,434,090
Time Deposits	—	100,787,771	—	100,787,771
Futures Contracts (1)	35,295,715	—	—	35,295,715
Forward Foreign Currency Exchange Contracts (1)	—	41,131,122	—	41,131,122
Swap Contracts (1)	—	104,008,645	—	104,008,645

Total Assets	$1,253,888,182	$34,329,999,706	$63,200,127	$35,647,088,015

Liabilities
Mortgage-Backed Obligations Sales Commitments	$—	$(12,508,983)	$—	$(12,508,983)
TBA Sales Commitments	—	(197,243,178)	—	(197,243,178)
Futures Contracts (1)	(56,304,218)	—	—	(56,304,218)
Forward Foreign Currency Exchange Contracts (1)	—	(24,096,739)	—	(24,096,739)
Swap Contracts (1)	—	(22,731,821)	—	(22,731,821)

Total Liabilities	$(56,304,218)	$(256,580,721)	$—	$(312,884,939)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$723,732,446	$—	$723,732,446
General Obligation	—	1,485,536,566	—	1,485,536,566
General Revenue	—	2,543,968,505	—	2,543,968,505
Healthcare	—	1,113,882,874	—	1,113,882,874
Housing	—	413,666,741	—	413,666,741
Transportation	—	1,473,617,211	—	1,473,617,211
Utilities	—	791,067,781	—	791,067,781
Short-Term Investments
Money Market Funds	375,522,041	—	—	375,522,041
Time Deposits	—	56,241,664	—	56,241,664
Futures Contracts (1)	1,474,508	—	—	1,474,508

Total Assets	$376,996,549	$8,601,713,788	$—	$8,978,710,337

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,773,817,282	$29,167,427	$—	$1,802,984,709
Consumer Discretionary	2,406,536,761	70,832,928	—	2,477,369,689
Consumer Staples	500,547,311	—	—	500,547,311
Energy	126,415,413	—	—	126,415,413
Financials	1,247,765,066	—	—	1,247,765,066
Healthcare	2,442,695,156	14,547,002	—	2,457,242,158
Industrials	992,805,227	34,035,037	—	1,026,840,264
Information Technology	5,048,758,355	99,084,244	—	5,147,842,599
Materials	420,160,426	—	—	420,160,426
Real Estate	309,856,366	—	—	309,856,366
Utilities	242,000	—	—	242,000
Short-Term Investments
Money Market Funds	178,977,108	—	—	178,977,108
Time Deposits	—	53,033,101	—	53,033,101
Futures Contracts (1)	126,012	—	—	126,012

Total Assets	$15,448,702,483	$300,699,739	$—	$15,749,402,222

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$947,997,425	$—	$—	$947,997,425
Consumer Discretionary	1,653,229,466	160,942,574	—	1,814,172,040
Consumer Staples	1,217,236,029	18,301,580	—	1,235,537,609
Energy	577,943,178	50,499,702	—	628,442,880
Financials	3,209,713,385	—	—	3,209,713,385
Healthcare	1,986,513,199	150,987,413	—	2,137,500,612
Industrials	2,713,529,823	14,231,497	—	2,727,761,320
Information Technology	1,424,151,194	110,792,028	—	1,534,943,222
Materials	773,184,000	8,778,159	—	781,962,159
Real Estate	581,472,914	—	—	581,472,914
Utilities	446,095,407	—	—	446,095,407
Convertible Preferred Stocks
Healthcare	10,855,469	—	—	10,855,469
Utilities	23,761,147	—	—	23,761,147
Preferred Stocks
Consumer Discretionary	—	38,466,152	—	38,466,152
Convertible Securities
Financials	—	7,717,188	—	7,717,188
Short-Term Investments
Money Market Funds	263,350,647	—	—	263,350,647
Time Deposits	—	33,335,926	—	33,335,926
Futures Contracts (1)	34,105	—	—	34,105

Total Assets	$15,829,067,388	$594,052,219	$—	$16,423,119,607

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$240,013,425	$—	$—	$240,013,425
Consumer Discretionary	625,290,597	—	—	625,290,597
Consumer Staples	314,965,254	—	—	314,965,254
Energy	24,847,640	—	—	24,847,640
Financials	548,179,394	—	—	548,179,394
Healthcare	1,271,454,836	—	16,144	1,271,470,980
Industrials	757,622,394	—	—	757,622,394
Information Technology	1,357,168,124	—	—	1,357,168,124
Materials	134,449,800	—	—	134,449,800
Real Estate	71,565,091	—	—	71,565,091
Utilities	8,152,234	—	—	8,152,234
Short-Term Investments
Money Market Funds	50,255,989	—	—	50,255,989
Time Deposits	—	24,000,803	—	24,000,803
Futures Contracts (1)	7,910	—	—	7,910

Total Assets	$5,403,972,688	$24,000,803	$16,144	$5,427,989,635

Liabilities
Futures Contracts (1)	$(78,728)	$—	$—	$(78,728)

Total Liabilities	$(78,728)	$—	$—	$(78,728)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$106,388,018	$—	$—		$106,388,018
Consumer Discretionary	865,824,042	—	—		865,824,042
Consumer Staples	264,101,226	—	—		264,101,226
Energy	287,054,708	—	—		287,054,708
Financials	1,451,123,027	—	—	(2)	1,451,123,027
Healthcare	454,949,423	—	2,970		454,952,393
Industrials	1,346,728,639	—	—		1,346,728,639
Information Technology	656,374,846	—	—		656,374,846
Materials	535,949,965	—	—		535,949,965
Real Estate	380,151,438	—	—		380,151,438
Utilities	289,651,000	—	—		289,651,000
Short-Term Investments
Money Market Funds	43,129,605	—	—		43,129,605
Time Deposits	—	48,445,142	—		48,445,142
Futures Contracts (1)	2,000	—	—		2,000

Total Assets	$6,681,427,937	$48,445,142	$2,970		$6,729,876,049

Liabilities
Futures Contracts (1)	$(102,396)	$—	$—		$(102,396)

Total Liabilities	$(102,396)	$—	$—		$(102,396)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

Bridge Builder International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$82,990,667	$923,556,884	$—	$1,006,547,551
Consumer Discretionary	338,743,800	1,926,995,571	—	2,265,739,371
Consumer Staples	72,034,944	976,290,583	—	1,048,325,527
Energy	36,296,915	569,015,295	—	605,312,210
Financials	194,374,491	1,816,416,722	—	2,010,791,213
Healthcare	285,715,679	1,606,588,568	—	1,892,304,247
Industrials	86,586,597	1,810,074,734	—	1,896,661,331
Information Technology	662,933,851	1,178,586,922	—	1,841,520,773
Materials	—	554,716,426	—	554,716,426
Real Estate	—	98,565,138	—	98,565,138
Utilities	—	390,605,681	—	390,605,681
Preferred Stocks
Consumer Discretionary	—	49,484,226	—	49,484,226
Consumer Staples	—	909,477	—	909,477
Healthcare	—	786,227	—	786,227
Materials	—	141,074	—	141,074
Rights
Information Technology	2,832	—	—	2,832
Utilities	—	4,229	—	4,229
Short-Term Investments
Money Market Funds	377,069,702	—	—	377,069,702
Time Deposits	—	38,447,583	—	38,447,583
Futures Contracts (1)	36,070	—	—	36,070

Total Assets	$2,136,785,548	$11,941,185,340	$—	$14,077,970,888

Liabilities
Futures Contracts (1)	$(20,495)	$—	$—	$(20,495)

Total Liabilities	$(20,495)	$—	$—	$(20,495)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 3/31/21	Valuation Methodology	Unobservable Inputs	Input Value/Range		Weighted Average
Asset-Backed Obligations	$9,144,451	Cost Basis	Purchase Price	$ $	98.05 - 100.00	$99.27
Mortgage-Backed Obligations	$15,671,288	Cost Basis	Purchase Price		$99.90 - $100.00	$99.96

*

The table above does not include Level 3 securities that were valued by brokers. At March 31, 2021, the value of these securities was $143,726,402 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2020 through March 31, 2021:

Core Bond Fund	Total	Asset-Backed Obligations	Mortgage-Backed Obligations
Balance as of June 30, 2020	$82,060,788	$53,398,294	$28,662,494
Total realized gain/(loss)	101,625	91,263	10,362
Accrued discounts/(premiums)	73,199	62,868	10,331
Paydown	(17,452,887)	(9,042,455)	(8,410,432)
Payup	891,860	891,860	—
Change in unrealized appreciation/(depreciation)	1,313,249	1,288,456	24,793
Purchases	128,520,358	16,555,358	111,965,000
Sales	(31,285,665)	(20,137,622)	(11,148,043)
Transfers in*	4,319,614	4,319,614	—
Transfers out*	—	—	—

Balance as of March 31, 2021	$168,542,141	$47,427,636	$121,114,505

Change in unrealized appreciation/(depreciation) from Investments held as of March 31, 2021	$1,142,714	$1,279,378	$(136,664)

*

Transfers are calculated on the ending of period value. For the nine months ended March 31, 2021, securities with an aggregate market value of $4,319,614 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers between Level 1, 2 and 3.